    As Filed with the Securities and Exchange Commission on April 14, 2011
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 9

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 117

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                  Jocelyn Liu
                                   Attorney
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2011 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on          pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

MORGAN STANLEY VARIABLE ANNUITY II

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2011

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.


The Contract currently offers 39* investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 37 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):



 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS X SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES)                  PRODUCTS TRUST (CLASS 2 SHARES)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  PUTNAM VARIABLE TRUST (CLASS IB
   VARIABLE INSURANCE FUNDS) (SERIES I    SHARES)
   SHARES)




* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-14 for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2011, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                        Page
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Access To Your Money               19
                   -----------------------------------------
                      Income Payments                    20
                   -----------------------------------------



                                                                   Page
        ---------------------------------------------------------------
           Death Benefits                                           24
        ---------------------------------------------------------------
           Longevity Reward Rider                                   28
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        29
        ---------------------------------------------------------------
             Allstate Life                                          29
        ---------------------------------------------------------------
             The Variable Account                                   30
        ---------------------------------------------------------------
             The Portfolios                                         30
        ---------------------------------------------------------------
             The Contract                                           31
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   32
        ---------------------------------------------------------------
             Legal Matters                                          32
        ---------------------------------------------------------------
           Taxes                                                    32
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       41
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES                       42
        ---------------------------------------------------------------
        APPENDIX B - CALCULATION OF ENHANCED EARNINGS DEATH
         BENEFIT                                                    63
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                            Page
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                             11
               -------------------------------------------------
               Accumulation Unit Value                       11
               -------------------------------------------------
               Allstate Life ("We")                          29
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  5
               -------------------------------------------------
               Death Benefit Anniversary                     24
               -------------------------------------------------
               Death Benefit Combination Option              25
               -------------------------------------------------
               Dollar Cost Averaging Program                 17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            24
               -------------------------------------------------
               Enhanced Death Benefit Option                 24
               -------------------------------------------------
               Enhanced Earnings Death Benefit Option        26
               -------------------------------------------------
               Fixed Account Options                         14
               -------------------------------------------------


                                                             Page
              ---------------------------------------------------
              Free Withdrawal Amount                          18
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Guarantee Periods                               15
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   25
              ---------------------------------------------------
              Income Plan                                     20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Longevity Reward Rider                          28
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Benefit Combination Option          25
              ---------------------------------------------------
              Performance Death Benefit Option                25
              ---------------------------------------------------
              Performance Income Benefit Option               22
              ---------------------------------------------------
              Portfolios                                      30
              ---------------------------------------------------
              Tax Qualified Contracts                         36
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                30
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
--------------------------------------------------------------------------------------------------------------
Expenses                 You will bear the following expenses:

                         .   Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                             Base Contract 1.35%

                             w/Enhanced Death Benefit Option 1.48%

                             w/Performance Death Benefit Option 1.48%

                             w/Performance Income Benefit Option 1.48%

                             w/Performance Benefit Combination Option 1.59%

                             w/Death Benefit Combination Option 1.59%

                             w/Income Benefit Combination Option 2 1.65%

                             w/Income and Death Benefit Combination Option 2 1.85%

                         .   If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                         .   Annual contract maintenance charge of $30 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after 12th transfer in any Contract Year

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------------
Investment Alternatives  The Contract offers 39 investment alternatives including:

                         .   2 Fixed Account Options (which credit interest at rates we guarantee)

                         .   37 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                                .  Morgan Stanley Investment Advisors Inc.

                                .  Morgan Stanley Investment Management, Inc./(1)/

                                .  Van Kampen Asset Management

                                .  Invesco Advisers, Inc.

                                .  AllianceBernstein L.P.

                                .  Franklin Advisers, Inc.

                                .  Franklin Mutual Advisers, LLC

                                .  Putnam Investment Management, LLC

                                .  Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                         (1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
                         Portfolios, does business in certain instances using the name Van Kampen.

                               4     PROSPECTUS

--------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  .   Automatic Additions Program

                  .   Automatic Portfolio Rebalancing Program

                  .   Dollar Cost Averaging Program

                  .   Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  .   life income with payments guaranteed for 10 years

                  .   joint and survivor life income payments

                  .   guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------
Death Benefits    If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
--------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract value ("Contract
                  Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                  There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary
                  ("Contract Anniversary").
--------------------------------------------------------------------------------------------------
Withdrawals       You may withdraw some or all of your Contract Value at anytime during the
                  Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                  Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                               0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------
Applicable Charge                                                6%  5%  4%  3%  2%  1%   0%
--------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                     $30.00***
--------------------------------------------------------------------------------------------
Transfer Fee                                                          $25.00****
--------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.


** If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.


*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                Risk Charge**       Expense Charge    Annual Expense**
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.45%               0.10%               1.55%
---------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                   1.58%               0.10%               1.68%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                          1.69%               0.10%               1.79%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.95%               0.10%               2.05%
---------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.51%    1.69%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2010.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $887  $1,485  $2,103   $3,985
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $773  $1,147  $1,547   $2,926
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $377  $1,145  $1,933   $3,985
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $263  $  807  $1,377   $2,926
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.95%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.


Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

                               9     PROSPECTUS

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase

                               10     PROSPECTUS
payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------
You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer

                               11     PROSPECTUS
request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.


This limitation was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Invesco V.I. High Yield - Series I Sub-Account, Invesco Van Kampen V.I. Global Value Equity - Series I Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International Magnum, Class I Sub-Account, Invesco Van Kampen V. I. Mid Cap Value, Series I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.


For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X/(1)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      Growth of capital through investments in common
 Portfolio - Class X (formerly, Morgan    stocks believed by the Investment Adviser to have
 Stanley VIS Capital Opportunities        potential for superior growth. As a secondary
 Portfolio - Class X)                     objective, income but only when consistent with its
                                          primary objective.                                     MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------ADVISORS INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class X                      investments
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class X                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class X
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I            Long-term capital appreciation by investing primarily
 (formerly, UIF Capital Growth            in growth-oriented equity securities of large
 Portfolio, Class I)                      capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in     MANAGEMENT, INC./(3)/
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Long-term capital appreciation by investing primarily
 Portfolio, Class I (formerly, UIF        in equity securities of non-U.S. issuers domiciled in
 International Magnum Portfolio, Class    EAFE countries.
 I)
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISER:
---------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Dividend Growth - Series I  Reasonable current income and long term growth of income and capital.
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Global Value     Long-term capital appreciation by investing primarily
 Equity - Series I/(1)/                   in equity securities of issuers throughout the world,
                                          including U.S. issuers.
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield - Series I       Total return, comprised of current income and
                                          capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Reasonable income and, as a secondary objective,
 Income - Series I/(1)/                   growth of capital
---------------------------------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index - Series I    Investment results that, before expenses, correspond
                                          to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Value    Above-average total return over a market cycle of
 Fund - Series I                          three to five years by investing in common stocks
                                          and other equity securities.
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth
 - Series II
-------------------------------------------------------------------------------------------------VAN KAMPEN ASSET
Invesco Van Kampen V.I. Comstock Fund -  Capital growth and income through investments in        MANAGEMENT
 Series I                                 equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen Capital Growth -      Capital appreciation.
 Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(2)/
-------------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-------------------------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.
 Securities Fund - Class 2
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS,
 Class 2                                                                                         LLC
---------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(4)/
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------


                               13     PROSPECTUS

(1)Subject to shareholder approval, it is anticipated that on or about May 1, 2011, the portfolios listed below will have reorganized and acquired by merger the indicated Acquired Portfolios which were formerly available to Contract Owners:



              ACQUIRING PORTFOLIO             ACQUIRED PORTFOLIO
         --------------------------------------------------------------
         Invesco Van Kampen V.I. Equity  Invesco V.I. Income Builder -
         and Income - Series I           Series I
         --------------------------------------------------------------
         Invesco Van Kampen V.I. Global  Invesco V.I. Global Dividend
         Value Equity - Series I         Growth - Series I
         --------------------------------------------------------------


(2)Effective November 19, 2010, the Invesco V. I. Capital Appreciation - Series I Sub-Account is closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.



(4)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.

                               14     PROSPECTUS

GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under

                               15     PROSPECTUS

"Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               16     PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.


The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase

                               18     PROSPECTUS
payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 7-8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount

                               19     PROSPECTUS
proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    99th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before

                               20     PROSPECTUS
the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 10 YEARS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

                               21     PROSPECTUS

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

INCOME BENEFIT COMBINATION OPTION 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base

                               22     PROSPECTUS

("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

ELIGIBILITY. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use

                               23     PROSPECTUS
the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.


For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 24. The death benefit options may not be available in all states.


ENHANCED DEATH BENEFIT OPTION. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the

                               24     PROSPECTUS
first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

   (i) = the withdrawal amount

   (ii) = the Contract Value just before the withdrawal

   (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

PERFORMANCE BENEFIT COMBINATION OPTION. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 26) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable

                               25     PROSPECTUS
immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT OPTION. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in

                               26     PROSPECTUS
those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or


2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:


   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

                               27     PROSPECTUS

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

LONGEVITY REWARD RIDER
--------------------------------------------------------------------------------

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

ELIGIBILITY. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

MORTALITY AND EXPENSE RISK CHARGE. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination

                               28     PROSPECTUS

Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

CONTRACT MAINTENANCE CHARGE. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

CONTRACT CONTINUATION BY A SURVIVING SPOUSE. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

NEW WITHDRAWAL CHARGE. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             EXISTING PURCHASE    NEW PURCHASE
                 PAYMENTS           PAYMENTS
                                                     WITHDRAWAL
                                    NUMBER OF       CHARGE (AS A
                                 COMPLETE YEARS   PERCENTAGE OF NEW
                NUMBER OF       SINCE WE RECEIVED    OR EXISTING
              COMPLETE YEARS    THE NEW PURCHASE      PURCHASE
               SINCE RIDER        PAYMENT BEING       PAYMENTS
                   DATE             WITHDRAWN        WITHDRAWN)
                    0                   0                 3%
                    1                   1                 2%
                    2                   2                 1%
                    3+                  3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

FREE WITHDRAWAL AMOUNT. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in

                               29     PROSPECTUS
those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

                               30     PROSPECTUS

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.

We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.


IN ADDITION, MORGAN STANLEY & CO. INCORPORATED MAY PAY ANNUALLY TO ITS REPRESENTATIVES, FROM ITS PROFITS, A PERSISTENCY BONUS THAT WILL TAKE INTO ACCOUNT, AMONG OTHER THINGS, THE LENGTH OF TIME PURCHASE PAYMENTS HAVE BEEN HELD UNDER THE CONTRACT AND CONTRACT VALUE.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients.

MS&Co does not receive compensation for its role as principal underwriter.


Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2010, consisted of the following:
Keane BPO, LLC (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


                               31     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.
TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate
Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural

                               32     PROSPECTUS
person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees.
Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment.

                               33     PROSPECTUS

The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a
  Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions,

                               34     PROSPECTUS
any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 59 1/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.



INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible

                               35     PROSPECTUS
to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater

                               36     PROSPECTUS
of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

                               37     PROSPECTUS

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract

                               38     PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

                               39     PROSPECTUS

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               40     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                   -----------------------------------------
                   ADDITIONS, DELETIONS OR SUBSTITUTIONS
                    OF INVESTMENTS
                   -----------------------------------------
                   THE CONTRACT
                   -----------------------------------------
                      PURCHASES
                   -----------------------------------------
                      TAX-FREE EXCHANGES (1035
                      EXCHANGES, ROLLOVERS AND TRANSFERS)
                   -----------------------------------------
                      CALCULATION OF ACCUMULATION UNIT
                      VALUES
                   -----------------------------------------
                      CALCULATION OF VARIABLE INCOME
                      PAYMENTS
                   -----------------------------------------
                   GENERAL MATTERS
                   -----------------------------------------
                      INCONTESTABILITY
                   -----------------------------------------
                    ----------------------------------------
                       SETTLEMENTS
                    ----------------------------------------
                       SAFEKEEPING OF THE VARIABLE
                       ACCOUNT'S ASSETS
                    ----------------------------------------
                       PREMIUM TAXES
                    ----------------------------------------
                       TAX RESERVES
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A - ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               41     PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2010
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Capital             Morgan Stanley VIS Multi Cap Growth -
 Opportunities - Class X                Class X
 Invesco V. I. Global Dividend Growth   Invesco Van Kampen V.I. Global Value
 - Series I                             Equity - Series I
 Invesco V. I. Income Builder - Series  Invesco Van Kampen V. I. Equity and
 I                                      Income - Series I
 UIF Capital Growth - Class I           UIF Growth - Class I
 -----------------------------------------------------------------------------


                               42     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2001       $10.764      $10.635     2,686,180
                                                                2002       $10.635       $8.156     2,122,155
                                                                2003        $8.156      $10.636     2,063,625
                                                                2004       $10.636      $11.671     1,740,326
                                                                2005       $11.671      $12.045     1,279,033
                                                                2006       $12.045      $13.902     1,186,867
                                                                2007       $13.902      $14.381       943,851
                                                                2008       $14.381       $8.414       734,524
                                                                2009        $8.414       $9.991       574,677
                                                                2010        $9.991      $11.118       522,469
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2001        $8.145       $6.135       375,013
                                                                2002        $6.135       $4.342       279,753
                                                                2003        $4.342       $5.770       582,899
                                                                2004        $5.770       $6.520       732,150
                                                                2005        $6.520       $7.181       549,286
                                                                2006        $7.181       $6.997       412,305
                                                                2007        $6.997       $7.777       271,554
                                                                2008        $7.777       $4.404       218,050
                                                                2009        $4.404       $5.773       171,828
                                                                2010        $5.773       $6.538       151,980
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2001        $7.861       $6.406     1,004,407
                                                                2002        $6.406       $4.371       923,651
                                                                2003        $4.371       $5.320       670,836
                                                                2004        $5.320       $5.686       557,743
                                                                2005        $5.686       $6.443       503,519
                                                                2006        $6.443       $6.316       516,685
                                                                2007        $6.316       $7.079       368,977
                                                                2008        $7.079       $4.203       241,698
                                                                2009        $4.203       $5.685       207,861
                                                                2010        $5.685       $6.160       132,975
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.713        73,220
                                                                2005       $10.713      $10.920        29,053
                                                                2006       $10.920      $11.783        37,421
                                                                2007       $11.783      $11.940        45,179
                                                                2008       $11.940       $9.026        40,584
                                                                2009        $9.026      $12.707        37,505
                                                                2010       $12.707      $14.199        42,193


                               43     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.259      109,912
                                                             2005       $11.259      $11.286      293,020
                                                             2006       $11.286      $13.166      450,069
                                                             2007       $13.166      $13.477      470,818
                                                             2008       $13.477       $9.353      417,122
                                                             2009        $9.353      $12.512      389,547
                                                             2010       $12.512      $13.909      366,646
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.352       57,973
                                                             2006       $11.352      $13.102      140,299
                                                             2007       $13.102      $12.617       84,460
                                                             2008       $12.617       $8.338       80,825
                                                             2009        $8.338      $10.625       74,140
                                                             2010       $10.625      $13.441       75,104
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.970       40,237
                                                             2005       $10.970      $11.965      200,311
                                                             2006       $11.965      $13.975      243,334
                                                             2007       $13.975      $14.266      222,495
                                                             2008       $14.266       $8.852      175,485
                                                             2009        $8.852      $11.008      174,463
                                                             2010       $11.008      $12.076      164,900
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.538       56,465
                                                             2005       $11.538      $12.541      218,833
                                                             2006       $12.541      $15.027      264,220
                                                             2007       $15.027      $17.116      241,130
                                                             2008       $17.116      $10.068      206,986
                                                             2009       $10.068      $13.612      194,711
                                                             2010       $13.612      $14.559      186,983
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001        $8.324       $6.300      336,633
                                                             2002        $6.300       $4.702      284,291
                                                             2003        $4.702       $6.008      306,517
                                                             2004        $6.008       $6.320      291,181
                                                             2005        $6.320       $6.787      217,208
                                                             2006        $6.787       $7.118      241,036
                                                             2007        $7.118       $7.866      190,410
                                                             2008        $7.866       $4.462      166,645
                                                             2009        $4.462       $5.331      152,769
                                                             2010        $5.331       $6.074      125,955


                               44     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                                 Number of
                                                                                      Accumulation Accumulation    Units
                                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                                             December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                                             2006       $10.000      $10.817       147,923
                                                                             2007       $10.817      $11.536       118,456
                                                                             2008       $11.536       $7.952       107,630
                                                                             2009        $7.952      $10.065       104,206
                                                                             2010       $10.065      $10.879        89,665
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                             2001       $36.762      $34.380    18,402,631
                                                                             2002       $34.380      $27.809    14,271,895
                                                                             2003       $27.809      $35.088    11,388,813
                                                                             2004       $35.088      $37.546     8,614,729
                                                                             2005       $37.546      $39.122     6,150,647
                                                                             2006       $39.122      $42.880     4,417,726
                                                                             2007       $42.880      $44.089     3,396,405
                                                                             2008       $44.089      $27.685     2,746,257
                                                                             2009       $27.685      $33.952     2,274,233
                                                                             2010       $33.952      $37.009     1,907,895
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                             2001       $18.489      $17.100     8,650,672
                                                                             2002       $17.100      $14.759     6,686,000
                                                                             2003       $14.759      $19.231     5,329,708
                                                                             2004       $19.231      $21.807     4,254,555
                                                                             2005       $21.807      $22.879     3,176,388
                                                                             2006       $22.879      $27.526     2,410,773
                                                                             2007       $27.526      $29.062     1,876,654
                                                                             2008       $29.062      $16.934     1,460,052
                                                                             2009       $16.934      $19.454     1,194,325
                                                                             2010       $19.454      $21.509       999,481
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                                             2001       $16.055      $10.493     2,971,097
                                                                             2002       $10.493       $9.614     2,130,485
                                                                             2003        $9.614      $12.115     2,018,163
                                                                             2004       $12.115      $13.129     1,548,414
                                                                             2005       $13.129      $13.236       962,837
                                                                             2006       $13.236      $14.273       663,543
                                                                             2007       $14.273      $14.668       518,210
                                                                             2008       $14.668      $11.124       427,548
                                                                             2009       $11.124      $15.865       375,973
                                                                             2010       $15.865      $17.252       313,316


                               45     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                                     2001       $12.846      $12.964     1,759,604
                                                                     2002       $12.964      $11.813     1,492,253
                                                                     2003       $11.813      $14.084     1,199,577
                                                                     2004       $14.084      $15.418       970,700
                                                                     2005       $15.418      $16.270       656,182
                                                                     2006       $16.270      $18.334       519,312
                                                                     2007       $18.334      $18.666       411,373
                                                                     2008       $18.666      $13.575       304,981
                                                                     2009       $13.575      $16.762       231,860
                                                                     2010       $16.762      $18.584       197,106
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                     2004       $10.000      $10.838            20
                                                                     2005       $10.838      $11.507       107,383
                                                                     2006       $11.507      $12.630        64,974
                                                                     2007       $12.630      $13.649        53,584
                                                                     2008       $13.649       $9.626        54,545
                                                                     2009        $9.626      $12.366        56,982
                                                                     2010       $12.366      $13.922        53,914
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                                     2001       $11.800      $10.217     4,881,154
                                                                     2002       $10.217       $7.813     4,046,964
                                                                     2003        $7.813       $9.856     3,888,379
                                                                     2004        $9.856      $10.754     3,407,326
                                                                     2005       $10.754      $11.102     2,439,845
                                                                     2006       $11.102      $12.658     1,618,578
                                                                     2007       $12.658      $13.140     1,225,377
                                                                     2008       $13.140       $8.159     1,014,891
                                                                     2009        $8.159      $10.169       967,647
                                                                     2010       $10.169      $11.525       839,598
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                     2001       $21.445      $14.493     2,278,513
                                                                     2002       $14.493       $9.654     1,675,939
                                                                     2003        $9.654      $12.129     1,366,571
                                                                     2004       $12.129      $12.808     1,059,152
                                                                     2005       $12.808      $13.639       753,367
                                                                     2006       $13.639      $13.841       528,733
                                                                     2007       $13.841      $15.970       372,166
                                                                     2008       $15.970       $8.037       306,263
                                                                     2009        $8.037      $13.168       247,793
                                                                     2010       $13.168      $15.570       191,706


                               46     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                                  2002       $10.000       $8.066       612,695
                                                                  2003        $8.066      $10.425     1,477,236
                                                                  2004       $10.425      $12.111     2,137,081
                                                                  2005       $12.111      $12.472     1,989,581
                                                                  2006       $12.472      $14.308     1,567,597
                                                                  2007       $14.308      $13.827     1,236,076
                                                                  2008       $13.827       $8.775       953,334
                                                                  2009        $8.775      $11.149       758,616
                                                                  2010       $11.149      $12.757       609,669
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                  2004       $10.000      $11.148        13,131
                                                                  2005       $11.148      $12.221        24,994
                                                                  2006       $12.221      $12.651        26,037
                                                                  2007       $12.651      $14.678        12,416
                                                                  2008       $14.678       $7.698        20,472
                                                                  2009        $7.698      $11.877        26,201
                                                                  2010       $11.877      $14.914        23,827
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                  2001       $10.243       $9.786       842,184
                                                                  2002        $9.786       $6.949       863,660
                                                                  2003        $6.949       $9.702       848,880
                                                                  2004        $9.702      $10.969       819,612
                                                                  2005       $10.969      $12.154       621,597
                                                                  2006       $12.154      $14.474       472,554
                                                                  2007       $14.474      $15.399       352,690
                                                                  2008       $15.399       $8.919       280,399
                                                                  2009        $8.919      $12.250       218,930
                                                                  2010       $12.250      $14.774       175,455
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2001       $33.417      $24.478     7,554,143
                                                                  2002       $24.478      $18.627     5,635,019
                                                                  2003       $18.627      $21.565     4,217,232
                                                                  2004       $21.565      $25.671     3,267,278
                                                                  2005       $25.671      $29.031     2,450,035
                                                                  2006       $29.031      $34.462     1,901,657
                                                                  2007       $34.462      $40.912     1,495,766
                                                                  2008       $40.912      $26.933     1,193,798
                                                                  2009       $26.933      $31.690       955,383
                                                                  2010       $31.690      $33.431       801,809


                               47     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                 2001        $8.324       $9.905     2,037,605
                                                                 2002        $9.905       $7.563     1,469,643
                                                                 2003        $7.563       $9.407     1,182,043
                                                                 2004        $9.407      $10.460       899,342
                                                                 2005       $10.460      $12.712       637,524
                                                                 2006       $12.712      $13.525       444,416
                                                                 2007       $13.525      $15.967       309,422
                                                                 2008       $15.967       $8.055       239,927
                                                                 2009        $8.055      $13.468       209,386
                                                                 2010       $13.468      $16.746       169,005
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                 2001       $67.698      $48.840     9,213,699
                                                                 2002       $48.840      $37.962     6,962,525
                                                                 2003       $37.962      $45.995     5,390,368
                                                                 2004       $45.995      $50.436     4,082,674
                                                                 2005       $50.436      $58.796     2,973,450
                                                                 2006       $58.796      $60.437     2,130,839
                                                                 2007       $60.437      $71.273     1,620,807
                                                                 2008       $71.273      $36.827     1,314,636
                                                                 2009       $36.827      $62.247     1,072,182
                                                                 2010       $62.247      $78.459       905,423
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                 2001       $40.733      $33.048     4,613,136
                                                                 2002       $33.048      $25.640     3,538,947
                                                                 2003       $25.640      $32.640     2,729,709
                                                                 2004       $32.640      $36.304     2,086,485
                                                                 2005       $36.304      $38.931     1,443,696
                                                                 2006       $38.931      $50.016     1,083,879
                                                                 2007       $50.016      $57.036       881,250
                                                                 2008       $57.036      $32.242       696,851
                                                                 2009       $32.242      $40.630       569,212
                                                                 2010       $40.630      $42.982       470,005
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                 2001        $9.926       $7.501     1,726,377
                                                                 2002        $7.501       $5.865     1,176,968
                                                                 2003        $5.865       $7.587     1,000,001
                                                                 2004        $7.587       $8.424       764,552
                                                                 2005        $8.424       $8.877       555,009
                                                                 2006        $8.877      $10.383       405,315
                                                                 2007       $10.383      $11.993       277,444
                                                                 2008       $11.993       $6.645       233,448
                                                                 2009        $6.645       $6.357             0


                               48     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2001       $19.949      $21.563    11,955,743
                                                            2002       $21.563      $22.447     9,891,692
                                                            2003       $22.447      $24.016     7,521,052
                                                            2004       $24.016      $24.933     5,706,741
                                                            2005       $24.933      $25.417     4,193,246
                                                            2006       $25.417      $26.505     3,197,996
                                                            2007       $26.505      $27.713     2,480,749
                                                            2008       $27.713      $24.902     1,984,019
                                                            2009       $24.902      $30.115     1,657,652
                                                            2010       $30.115      $32.467     1,429,951
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2001       $10.511      $11.067       998,378
                                                            2002       $11.067      $11.361     2,184,695
                                                            2003       $11.361      $11.459     1,875,942
                                                            2004       $11.459      $11.466     1,494,669
                                                            2005       $11.466      $11.524     1,125,988
                                                            2006       $11.524      $11.856       746,919
                                                            2007       $11.856      $12.041       572,372
                                                            2008       $12.041      $10.108       415,568
                                                            2009       $10.108      $10.547       400,011
                                                            2010       $10.547      $10.651       348,726
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2001       $14.083      $14.436    14,122,157
                                                            2002       $14.436      $14.433    12,828,970
                                                            2003       $14.433      $14.334     8,011,135
                                                            2004       $14.334      $14.265     6,004,073
                                                            2005       $14.265      $14.467     4,778,094
                                                            2006       $14.467      $14.932     4,181,794
                                                            2007       $14.932      $15.457     3,320,041
                                                            2008       $15.457      $15.623     3,384,187
                                                            2009       $15.623      $15.418     2,212,207
                                                            2010       $15.418      $15.213     1,501,511
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                            2001       $31.226      $27.669     8,955,954
                                                            2002       $27.669      $24.598     6,737,267
                                                            2003       $24.598      $30.638     5,265,389
                                                            2004       $30.638      $33.363     3,980,578
                                                            2005       $33.363      $35.656     2,909,826
                                                            2006       $35.656      $40.461     2,217,972
                                                            2007       $40.461      $43.362     1,718,848
                                                            2008       $43.362      $32.521     1,437,064
                                                            2009       $32.521      $38.417     1,172,614
                                                            2010       $38.417      $40.485     1,008,179


                               49     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2001       $10.800       $9.973      357,566
                                                   2002        $9.973       $7.971      337,171
                                                   2003        $7.971      $10.018      356,652
                                                   2004       $10.018      $10.982      281,169
                                                   2005       $10.982      $11.401      185,642
                                                   2006       $11.401      $13.039      157,795
                                                   2007       $13.039      $12.086      118,737
                                                   2008       $12.086       $7.310       71,743
                                                   2009        $7.310       $9.362       64,896
                                                   2010        $9.362      $10.564       52,619
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2001        $9.083       $7.114      662,362
                                                   2002        $7.114       $5.778      594,387
                                                   2003        $5.778       $7.327      619,117
                                                   2004        $7.327       $8.400      469,236
                                                   2005        $8.400       $9.298      427,528
                                                   2006        $9.298      $11.717      421,805
                                                   2007       $11.717      $12.526      339,799
                                                   2008       $12.526       $6.926      244,382
                                                   2009        $6.926       $8.517      202,446
                                                   2010        $8.517       $9.245      172,488
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.308      198,217
                                                   2003        $7.308      $10.789      180,269
                                                   2004       $10.789      $13.435      144,803
                                                   2005       $13.435      $14.188       96,506
                                                   2006       $14.188      $16.419       68,930
                                                   2007       $16.419      $14.137       45,234
                                                   2008       $14.137       $8.457       39,650
                                                   2009        $8.457      $10.975       31,406
                                                   2010       $10.975      $13.642       26,570
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2001        $8.125       $6.219      647,820
                                                   2002        $6.219       $4.508      801,112
                                                   2003        $4.508       $5.555      457,530
                                                   2004        $5.555       $5.757      381,566
                                                   2005        $5.757       $6.003      281,603
                                                   2006        $6.003       $6.245      192,384
                                                   2007        $6.245       $6.501      123,721
                                                   2008        $6.501       $4.038       89,897
                                                   2009        $4.038       $6.530       96,902
                                                   2010        $6.530       $7.782       90,694


                               50     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                             2001       $12.105      $10.137     1,754,951
                                                             2002       $10.137       $7.214     1,312,108
                                                             2003        $7.214       $8.892     1,115,541
                                                             2004        $8.892       $9.455       939,474
                                                             2005        $9.455      $10.794       694,442
                                                             2006       $10.794      $11.086       526,258
                                                             2007       $11.086      $13.333       361,523
                                                             2008       $13.333       $6.684       280,879
                                                             2009        $6.684      $10.917       231,397
                                                             2010       $10.917      $13.233       180,292
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2001        $8.224       $7.586       391,194
                                                             2002        $7.586       $6.819       461,316
                                                             2003        $6.819      $10.069       507,331
                                                             2004       $10.069      $12.230       464,745
                                                             2005       $12.230      $16.151       380,097
                                                             2006       $16.151      $21.854       301,731
                                                             2007       $21.854      $30.281       237,077
                                                             2008       $30.281      $12.958       139,006
                                                             2009       $12.958      $21.713       127,969
                                                             2010       $21.713      $25.498       130,180
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                             2001       $10.448       $8.319       463,678
                                                             2002        $8.319       $6.827       405,211
                                                             2003        $6.827       $8.582       472,457
                                                             2004        $8.582       $9.940       449,004
                                                             2005        $9.940      $10.892       408,589
                                                             2006       $10.892      $13.447       343,994
                                                             2007       $13.447      $15.202       277,361
                                                             2008       $15.202       $8.305       241,222
                                                             2009        $8.305      $10.859       170,464
                                                             2010       $10.859      $11.322       153,737
-----------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.000       $7.326        35,545
                                                             2003        $7.326      $10.246       253,955
                                                             2004       $10.246      $12.292       324,513
                                                             2005       $12.292      $14.258       277,181
                                                             2006       $14.258      $15.373       223,398
                                                             2007       $15.373      $18.603       180,676
                                                             2008       $18.603       $9.770       151,607
                                                             2009        $9.770      $15.197       121,157
                                                             2010       $15.197      $19.838        99,931


                               51     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2001       $11.235      $12.174      494,048
                                             2002       $12.174      $11.835      644,176
                                             2003       $11.835      $16.167      567,867
                                             2004       $16.167      $21.756      465,548
                                             2005       $21.756      $25.125      294,218
                                             2006       $25.125      $34.220      226,573
                                             2007       $34.220      $27.996      159,524
                                             2008       $27.996      $17.153      133,656
                                             2009       $17.153      $21.721      113,009
                                             2010       $21.721      $27.851       94,331



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               52     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2001       $10.359      $10.162       5,013
                                                                2002       $10.162       $7.739       7,042
                                                                2003        $7.739      $10.022      12,771
                                                                2004       $10.022      $10.920      13,421
                                                                2005       $10.920      $11.191      12,715
                                                                2006       $11.191      $12.827       5,038
                                                                2007       $12.827      $13.176       3,662
                                                                2008       $13.176       $7.655       2,527
                                                                2009        $7.655       $9.026       2,559
                                                                2010        $9.026       $9.975       2,243
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2001        $9.927       $7.424       4,367
                                                                2002        $7.424       $5.217       6,161
                                                                2003        $5.217       $6.885       5,057
                                                                2004        $6.885       $7.726       4,213
                                                                2005        $7.726       $8.450       3,888
                                                                2006        $8.450       $8.176       3,081
                                                                2007        $8.176       $9.024       2,186
                                                                2008        $9.024       $5.075       2,042
                                                                2009        $5.075       $6.606       2,007
                                                                2010        $6.606       $7.429       1,306
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2001        $9.807       $7.935       5,423
                                                                2002        $7.935       $5.376       5,914
                                                                2003        $5.376       $6.498       4,757
                                                                2004        $6.498       $6.897       4,215
                                                                2005        $6.897       $7.761       7,717
                                                                2006        $7.761       $7.555       6,070
                                                                2007        $7.555       $8.408       4,796
                                                                2008        $8.408       $4.957       1,295
                                                                2009        $4.957       $6.659       1,192
                                                                2010        $6.659       $7.165       1,126
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.662           0
                                                                2005       $10.662      $10.791           0
                                                                2006       $10.791      $11.562           0
                                                                2007       $11.562      $11.634           0
                                                                2008       $11.634       $8.733           0
                                                                2009        $8.733      $12.209           0
                                                                2010       $12.209      $13.548           0


                               53     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.205           0
                                                             2005       $11.205      $11.157          77
                                                             2006       $11.157      $12.926         321
                                                             2007       $12.926      $13.138         729
                                                             2008       $13.138       $9.054         620
                                                             2009        $9.054      $12.027         552
                                                             2010       $12.027      $13.277           0
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.298       2,383
                                                             2006       $11.298      $12.950       2,715
                                                             2007       $12.950      $12.383       2,651
                                                             2008       $12.383       $8.126         273
                                                             2009        $8.126      $10.282         276
                                                             2010       $10.282      $12.917         260
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.917          20
                                                             2005       $10.917      $11.825         788
                                                             2006       $11.825      $13.715         760
                                                             2007       $13.715      $13.903         328
                                                             2008       $13.903       $8.566         353
                                                             2009        $8.566      $10.578         342
                                                             2010       $10.578      $11.524          25
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.483          20
                                                             2005       $11.483      $12.394       2,859
                                                             2006       $12.394      $14.747       2,821
                                                             2007       $14.747      $16.679       2,105
                                                             2008       $16.679       $9.742         289
                                                             2009        $9.742      $13.080         286
                                                             2010       $13.080      $13.892          21
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001        $9.895       $7.436      13,961
                                                             2002        $7.436       $5.510      25,054
                                                             2003        $5.510       $6.992      21,313
                                                             2004        $6.992       $7.304      19,669
                                                             2005        $7.304       $7.789      16,512
                                                             2006        $7.789       $8.112      15,014
                                                             2007        $8.112       $8.901       8,466
                                                             2008        $8.901       $5.015       6,872
                                                             2009        $5.015       $5.949       6,827
                                                             2010        $5.949       $6.731       6,704


                               54     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                                      2006       $10.000      $10.765       2,385
                                                                      2007       $10.765      $11.399       1,323
                                                                      2008       $11.399       $7.804       1,289
                                                                      2009        $7.804       $9.810       1,180
                                                                      2010        $9.810      $10.529       1,144
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS X
                                                                      2001       $10.495       $9.745      41,334
                                                                      2002        $9.745       $7.828      55,944
                                                                      2003        $7.828       $9.808      62,454
                                                                      2004        $9.808      $10.422      30,254
                                                                      2005       $10.422      $10.783      26,322
                                                                      2006       $10.783      $11.737       9,654
                                                                      2007       $11.737      $11.983       5,851
                                                                      2008       $11.983       $7.472       5,782
                                                                      2009        $7.472       $9.100       5,754
                                                                      2010        $9.100       $9.850       5,670
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--
 CLASS X
                                                                      2001       $10.319       $9.476      18,699
                                                                      2002        $9.476       $8.121      27,267
                                                                      2003        $8.121      $10.509      33,076
                                                                      2004       $10.509      $11.833      26,554
                                                                      2005       $11.833      $12.328      23,800
                                                                      2006       $12.328      $14.729       8,567
                                                                      2007       $14.729      $15.442       7,297
                                                                      2008       $15.442       $8.935       4,180
                                                                      2009        $8.935      $10.193       4,153
                                                                      2010       $10.193      $11.191       3,696
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS X
                                                                      2001        $9.542       $6.192         204
                                                                      2002        $6.192       $5.633       1,853
                                                                      2003        $5.633       $7.050       2,331
                                                                      2004        $7.050       $7.586       1,648
                                                                      2005        $7.586       $7.595       1,648
                                                                      2006        $7.595       $8.133       1,648
                                                                      2007        $8.133       $8.299       1,647
                                                                      2008        $8.299       $6.250           0
                                                                      2009        $6.250       $8.852           0
                                                                      2010        $8.852       $9.559           0


                               55     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS X
                                                                     2001       $10.277      $10.483           0
                                                                     2002       $10.483       $9.318         936
                                                                     2003        $9.318      $11.032       8,277
                                                                     2004       $11.032      $11.993       7,491
                                                                     2005       $11.993      $12.568       9,338
                                                                     2006       $12.568      $14.063       3,376
                                                                     2007       $14.063      $14.218       3,410
                                                                     2008       $14.218      $10.267       1,152
                                                                     2009       $10.267      $12.590       1,153
                                                                     2010       $12.590      $13.861       1,199
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                     2004       $10.000      $10.787           8
                                                                     2005       $10.787      $11.372       2,367
                                                                     2006       $11.372      $12.394       2,380
                                                                     2007       $12.394      $13.301       2,187
                                                                     2008       $13.301       $9.314           0
                                                                     2009        $9.314      $11.882           0
                                                                     2010       $11.882      $13.284           0
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS X
                                                                     2001        $9.978       $8.578       4,348
                                                                     2002        $8.578       $6.514      10,101
                                                                     2003        $6.514       $8.159       7,819
                                                                     2004        $8.159       $8.841       6,666
                                                                     2005        $8.841       $9.064       5,253
                                                                     2006        $9.064      $10.262       3,694
                                                                     2007       $10.262      $10.578       1,997
                                                                     2008       $10.578       $6.522       1,269
                                                                     2009        $6.522       $8.072       1,186
                                                                     2010        $8.072       $9.085       1,140
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                     2001        $9.838       $6.601      17,319
                                                                     2002        $6.601       $4.366      25,304
                                                                     2003        $4.366       $5.448      24,193
                                                                     2004        $5.448       $5.713      18,048
                                                                     2005        $5.713       $6.041      16,689
                                                                     2006        $6.041       $6.088       7,685
                                                                     2007        $6.088       $6.975       2,765
                                                                     2008        $6.975       $3.486       2,548
                                                                     2009        $3.486       $5.671       2,459
                                                                     2010        $5.671       $6.659       2,195


                               56     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                                                                  2002       $10.000       $8.029         359
                                                                  2003        $8.029      $10.304       8,291
                                                                  2004       $10.304      $11.887       8,941
                                                                  2005       $11.887      $12.156      11,009
                                                                  2006       $12.156      $13.849       4,818
                                                                  2007       $13.849      $13.289       4,484
                                                                  2008       $13.289       $8.375       1,654
                                                                  2009        $8.375      $10.567       1,725
                                                                  2010       $10.567      $12.006       1,393
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                  2004       $10.000      $11.095           0
                                                                  2005       $11.095      $12.077           0
                                                                  2006       $12.077      $12.415           0
                                                                  2007       $12.415      $14.302           0
                                                                  2008       $14.302       $7.449           0
                                                                  2009        $7.449      $11.412           0
                                                                  2010       $11.412      $14.230           0
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                  2001       $10.319       $9.790       7,459
                                                                  2002        $9.790       $6.903       9,315
                                                                  2003        $6.903       $9.571      14,752
                                                                  2004        $9.571      $10.745      14,091
                                                                  2005       $10.745      $11.823      14,685
                                                                  2006       $11.823      $13.981       6,105
                                                                  2007       $13.981      $14.771       4,471
                                                                  2008       $14.771       $8.496       2,499
                                                                  2009        $8.496      $11.587       2,427
                                                                  2010       $11.587      $13.877       1,973
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS X
                                                                  2001       $10.139       $7.374       3,081
                                                                  2002        $7.374       $5.573       1,656
                                                                  2003        $5.573       $6.406       2,634
                                                                  2004        $6.406       $7.573         571
                                                                  2005        $7.573       $8.505       3,652
                                                                  2006        $8.505      $10.026       3,254
                                                                  2007       $10.026      $11.818       2,505
                                                                  2008       $11.818       $7.726         630
                                                                  2009        $7.726       $9.027           0
                                                                  2010        $9.027       $9.457           0


                               57     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS X
                                                                 2001       $10.129       $7.098       1,652
                                                                 2002        $7.098       $5.382       1,817
                                                                 2003        $5.382       $6.647       2,091
                                                                 2004        $6.647       $7.340       2,005
                                                                 2005        $7.340       $8.857       1,314
                                                                 2006        $8.857       $9.359       1,139
                                                                 2007        $9.359      $10.970           0
                                                                 2008       $10.970       $5.496           0
                                                                 2009        $5.496       $9.125           0
                                                                 2010        $9.125      $11.266           0
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS X
                                                                 2001       $10.128       $9.745      69,035
                                                                 2002        $9.745       $5.600      82,007
                                                                 2003        $5.600       $6.737      85,882
                                                                 2004        $6.737       $7.336      49,330
                                                                 2005        $7.336       $8.493      46,632
                                                                 2006        $8.493       $8.669      23,798
                                                                 2007        $8.669      $10.151       9,615
                                                                 2008       $10.151       $5.209       3,698
                                                                 2009        $5.209       $8.742       2,913
                                                                 2010        $8.742      $10.943       2,575
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS X
                                                                 2001       $10.401       $8.378      25,476
                                                                 2002        $8.378       $6.455      33,850
                                                                 2003        $6.455       $8.160      33,441
                                                                 2004        $8.160       $9.013      19,099
                                                                 2005        $9.013       $9.598      17,253
                                                                 2006        $9.598      $12.244       9,856
                                                                 2007       $12.244      $13.865       6,427
                                                                 2008       $13.865       $7.783       2,393
                                                                 2009        $7.783       $9.739       2,377
                                                                 2010        $9.739      $10.231       1,878
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS X
                                                                 2001        $9.869       $7.411       5,126
                                                                 2002        $7.411       $5.749       8,431
                                                                 2003        $5.749       $7.386       7,075
                                                                 2004        $7.386       $8.143       6,273
                                                                 2005        $8.143       $8.521       5,603
                                                                 2006        $8.521       $9.897       4,414
                                                                 2007        $9.897      $11.352       1,869
                                                                 2008       $11.352       $6.246       1,812
                                                                 2009        $6.246       $5.962           0


                               58     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS X
                                                            2001       $10.017      $10.751      13,344
                                                            2002       $10.751      $11.114      18,094
                                                            2003       $11.114      $11.808      19,180
                                                            2004       $11.808      $12.173      22,351
                                                            2005       $12.173      $12.324      21,235
                                                            2006       $12.324      $12.762       9,848
                                                            2007       $12.762      $13.250       7,148
                                                            2008       $13.250      $11.823       4,674
                                                            2009       $11.823      $14.198       4,224
                                                            2010       $14.198      $15.200       3,984
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS X
                                                            2001       $10.007      $10.461       9,043
                                                            2002       $10.461      $10.664      30,423
                                                            2003       $10.664      $10.681       8,647
                                                            2004       $10.681      $10.613         474
                                                            2005       $10.613      $10.592           0
                                                            2006       $10.592      $10.822           0
                                                            2007       $10.822      $10.914           0
                                                            2008       $10.914       $9.098           0
                                                            2009        $9.098       $9.427           0
                                                            2010        $9.427       $9.453           0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS X
                                                            2001       $10.017      $10.194           0
                                                            2002       $10.194      $10.121       7,283
                                                            2003       $10.121       $9.982      10,899
                                                            2004        $9.982       $9.864       5,213
                                                            2005        $9.864       $9.934       4,581
                                                            2006        $9.934      $10.182       2,596
                                                            2007       $10.182      $10.467       1,857
                                                            2008       $10.467      $10.505       1,799
                                                            2009       $10.505      $10.295       2,060
                                                            2010       $10.295      $10.087       2,247
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS X
                                                            2001       $10.071       $8.861       5,682
                                                            2002        $8.861       $7.822       3,623
                                                            2003        $7.822       $9.675      11,837
                                                            2004        $9.675      $10.462      11,558
                                                            2005       $10.462      $11.104      10,797
                                                            2006       $11.104      $12.512         576
                                                            2007       $12.512      $13.315       1,211
                                                            2008       $13.315       $9.916       1,054
                                                            2009        $9.916      $11.633       1,021
                                                            2010       $11.633      $12.173         553


                               59     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2001       $10.225       $9.375       3,587
                                                   2002        $9.375       $7.441       5,340
                                                   2003        $7.441       $9.286      11,842
                                                   2004        $9.286      $10.109      12,033
                                                   2005       $10.109      $10.422      11,947
                                                   2006       $10.422      $11.836       2,918
                                                   2007       $11.836      $10.894       2,193
                                                   2008       $10.894       $6.543       2,353
                                                   2009        $6.543       $8.321       2,298
                                                   2010        $8.321       $9.324       1,839
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2001       $10.316       $8.022       4,133
                                                   2002        $8.022       $6.470       7,113
                                                   2003        $6.470       $8.147       7,249
                                                   2004        $8.147       $9.275       4,937
                                                   2005        $9.275      $10.195       4,319
                                                   2006       $10.195      $12.758       2,526
                                                   2007       $12.758      $13.543       1,700
                                                   2008       $13.543       $7.437       1,704
                                                   2009        $7.437       $9.080       2,211
                                                   2010        $9.080       $9.788       1,617
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.274         158
                                                   2003        $7.274      $10.664         315
                                                   2004       $10.664      $13.187         271
                                                   2005       $13.187      $13.828           0
                                                   2006       $13.828      $15.892           0
                                                   2007       $15.892      $13.587           0
                                                   2008       $13.587       $8.072           0
                                                   2009        $8.072      $10.401           0
                                                   2010       $10.401      $12.838           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2001        $9.817       $7.522       4,086
                                                   2002        $7.522       $5.414       7,096
                                                   2003        $5.414       $6.625       6,303
                                                   2004        $6.625       $6.817       5,753
                                                   2005        $6.817       $7.060       4,821
                                                   2006        $7.060       $7.293       3,192
                                                   2007        $7.293       $7.538       2,508
                                                   2008        $7.538       $4.650       2,481
                                                   2009        $4.650       $7.467       2,200
                                                   2010        $7.467       $8.837       1,444


                               60     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                             2001        $9.829       $8.172       6,041
                                                             2002        $8.172       $5.775       8,634
                                                             2003        $5.775       $7.069       8,594
                                                             2004        $7.069       $7.464       6,644
                                                             2005        $7.464       $8.461       4,914
                                                             2006        $8.461       $8.631       3,183
                                                             2007        $8.631      $10.306       1,650
                                                             2008       $10.306       $5.130       1,563
                                                             2009        $5.130       $8.321       1,537
                                                             2010        $8.321      $10.017       1,387
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2001        $9.538       $8.736       7,015
                                                             2002        $8.736       $7.797      10,972
                                                             2003        $7.797      $11.433      15,738
                                                             2004       $11.433      $13.790      14,257
                                                             2005       $13.790      $18.086      13,231
                                                             2006       $18.086      $24.302       4,291
                                                             2007       $24.302      $33.436       2,783
                                                             2008       $33.436      $14.208       2,002
                                                             2009       $14.208      $23.642       1,859
                                                             2010       $23.642      $27.569       1,523
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                             2001       $10.198       $8.062       4,891
                                                             2002        $8.062       $6.571       8,959
                                                             2003        $6.571       $8.202       7,729
                                                             2004        $8.202       $9.433       6,724
                                                             2005        $9.433      $10.265       5,050
                                                             2006       $10.265      $12.586       4,200
                                                             2007       $12.586      $14.128       2,196
                                                             2008       $14.128       $7.664       2,215
                                                             2009        $7.664       $9.951       2,130
                                                             2010        $9.951      $10.303       2,140
-----------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.000       $7.291       9,244
                                                             2003        $7.291      $10.127       9,732
                                                             2004       $10.127      $12.065       4,775
                                                             2005       $12.065      $13.897       4,568
                                                             2006       $13.897      $14.879         572
                                                             2007       $14.879      $17.879         639
                                                             2008       $17.879       $9.324         567
                                                             2009        $9.324      $14.402         549
                                                             2010       $14.402      $18.670         175


                               61     PROSPECTUS

                MORGAN STANLEY VARIABLE ANNUITY II--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.95



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2001       $10.025      $10.786       4,991
                                             2002       $10.786      $10.412       9,476
                                             2003       $10.412      $14.124       6,979
                                             2004       $14.124      $18.874       5,869
                                             2005       $18.874      $21.646       5,673
                                             2006       $21.646      $29.277       4,460
                                             2007       $29.277      $23.784       3,927
                                             2008       $23.784      $14.470       1,622
                                             2009       $14.470      $18.195       1,705
                                             2010       $18.195      $23.168       1,179



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               62     PROSPECTUS

APPENDIX B
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT
--------------------------------------------------------------------------------

EXAMPLE 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

       Excess of Earnings Withdrawals   =   $0
       In-Force Premium                 =   $100,000 ($100,000+$0-$0)
       Death Benefit Earnings           =   $25,000 ($125,000-$100,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40% X $25,000 = $10,000

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

       Excess of Earnings Withdrawals   =   $5,000 ($10,000-$5,000)
       In-Force Premium                 =   $95,000 ($100,000+$0-$5,000)
       Death Benefit Earnings           =   $19,000 ($114,000-$95,000)
       ENHANCED EARNINGS DEATH BENEFIT  =   40%X $19,000 = $7,600

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

   Excess of Earnings Withdrawals   =   $30,000 ($50,000-$20,000)
   In-Force Premium                 =   $120,000 ($110,000+$40,000-$30,000)
   Death Benefit Earnings           =   $20,000 ($140,000-$120,000)
   ENHANCED EARNINGS DEATH BENEFIT  =   25% of $20,000 = $5,000

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               63     PROSPECTUS

40137

[LOGO]

MORGAN STANLEY VARIABLE ANNUITY 3

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2011

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.


The Contract offers 39* investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 36 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisor Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("FUNDS"):



 MORGAN STANLEY VARIABLE INVESTMENT     ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES (CLASS Y SHARES)                SERIES FUND, INC. (CLASS B SHARES)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS I SHARES)                  PRODUCTS TRUST (CLASS 2 SHARES)

 AIM VARIABLE INSURANCE FUNDS (INVESCO  PUTNAM VARIABLE TRUST (CLASS IB
   VARIABLE INSURANCE FUNDS) (SERIES I    SHARES)
   SHARES)



*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 11-13 for more information.

WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2011, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            11
                   -----------------------------------------
                        The Variable Sub-Accounts        11
                   -----------------------------------------
                        The Fixed Account Options        14
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------

                                                                 PAGE
          -----------------------------------------------------------
             Access To Your Money                                 19
          -----------------------------------------------------------
             Income Payments                                      20
          -----------------------------------------------------------
             Death Benefits                                       23
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information:                                    27
          -----------------------------------------------------------
               Allstate Life                                      27
          -----------------------------------------------------------
               The Variable Account                               28
          -----------------------------------------------------------
               The Portfolios                                     28
          -----------------------------------------------------------
               The Contract                                       29
          -----------------------------------------------------------
                Non-Qualified Annuities Held Within a
                 Qualified Plan                                   30
          -----------------------------------------------------------
               Legal Matters                                      30
          -----------------------------------------------------------
             Taxes                                                30
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   39
          -----------------------------------------------------------
          APPENDIX A - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT PLUS                                           40
          -----------------------------------------------------------
          APPENDIX B - ACCUMULATION UNIT VALUES                   42
          -----------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                            PAGE
               -------------------------------------------------
               Accumulation Phase                             6
               -------------------------------------------------
               Accumulation Unit                              9
               -------------------------------------------------
               Accumulation Unit Value                        9
               -------------------------------------------------
               Allstate Life ("We")                          28
               -------------------------------------------------
               Annuitant                                      9
               -------------------------------------------------
               Automatic Additions Program                   10
               -------------------------------------------------
               Automatic Portfolio Rebalancing Program       17
               -------------------------------------------------
               Beneficiary                                    9
               -------------------------------------------------
               Contract*                                      9
               -------------------------------------------------
               Contract Anniversary                           5
               -------------------------------------------------
               Contract Owner ("You")                         9
               -------------------------------------------------
               Contract Value                                11
               -------------------------------------------------
               Contract Year                                  4
               -------------------------------------------------
               Death Benefit Anniversary                     23
               -------------------------------------------------
               Death Benefit Combination Option              24
               -------------------------------------------------
               Dollar Cost Averaging                         17
               -------------------------------------------------
               Dollar Cost Averaging Fixed Account Options   14
               -------------------------------------------------
               Due Proof of Death                            23
               -------------------------------------------------
               Enhanced Earnings Death Benefit Plus Option   25
               -------------------------------------------------
               Excess of Earnings Withdrawals                25
               -------------------------------------------------


                                                             PAGE
              ---------------------------------------------------
              Fixed Account Options                           14
              ---------------------------------------------------
              Funds                                            1
              ---------------------------------------------------
              Income and Death Benefit Combination Option 2   24
              ---------------------------------------------------
              Income Benefit Combination Option 2             22
              ---------------------------------------------------
              In-Force Premium                                25
              ---------------------------------------------------
              In-Force Earnings                               25
              ---------------------------------------------------
              Income Plans                                    20
              ---------------------------------------------------
              Investment Alternatives                         11
              ---------------------------------------------------
              Issue Date                                       6
              ---------------------------------------------------
              Payout Phase                                     6
              ---------------------------------------------------
              Payout Start Date                               20
              ---------------------------------------------------
              Performance Death Benefit Option                24
              ---------------------------------------------------
              Portfolios                                      28
              ---------------------------------------------------
              Qualified Contracts                             31
              ---------------------------------------------------
              SEC                                              1
              ---------------------------------------------------
              Systematic Withdrawal Program                   20
              ---------------------------------------------------
              Valuation Date                                  11
              ---------------------------------------------------
              Variable Account                                28
              ---------------------------------------------------
              Variable Sub-Account                            11
              ---------------------------------------------------


* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         .   Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the PERFORMANCE DEATH BENEFIT OPTION or 1.59%
                             if you select the DEATH BENEFIT COMBINATION OPTION, or 1.65% if you select the INCOME BENEFIT COMBINATION OPTION 2 or 1.85% if you select the INCOME
                             AND DEATH BENEFIT COMBINATION OPTION 2)

                         .   If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35%
                             (depending on the age of the oldest Contract owner (or Annuitant, if the
                             Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider Application Date"))

                         .   Annual contract maintenance charge of $35 (waived in certain cases)

                         .   Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn
                             (with certain exceptions)

                         .   Transfer fee of $25 after the 12th transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 39 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   36 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Advisors Inc.

                            .   Morgan Stanley Investment Management, Inc./(1)/

                            .   Van Kampen Asset Management

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                         (1)Morgan Stanley Investment Management, Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van Kampen.


                               4     PROSPECTUS

--------------------------------------------------------------------------------------------------
SPECIAL SERVICES  For your convenience, we offer these special services:

                  .   AUTOMATIC ADDITIONS PROGRAM

                  .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                  .   DOLLAR COST AVERAGING PROGRAM

                  .   SYSTEMATIC WITHDRAWAL PROGRAM
--------------------------------------------------------------------------------------------------
INCOME PAYMENTS   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                  .   life income with payments guaranteed for 120 months

                  .   joint and survivor life income with guaranteed payments

                  .   guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------
DEATH BENEFITS    If you die before the PAYOUT START DATE, we will pay the death benefit described in the Contract. We also offer death benefit options.
--------------------------------------------------------------------------------------------------
TRANSFERS         Before the Payout Start Date, you may transfer your Contract value ("CONTRACT
                  VALUE") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                  Guarantee Period must be at least $500.

                  We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "CONTRACT YEAR,"
                  which we measure from the date we issue your Contract or a Contract anniversary
                  ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------
WITHDRAWALS       You may withdraw some or all of your Contract Value at any time during the
                  Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------


The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 20. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the BENEFICIARY, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn  0   1   2   3   4   5   6+
---------------------------------------------------------------------------------------------------
Applicable Charge                                                       6%  5%  5%  4%  3%  2%   0%
---------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                            $35.00**
---------------------------------------------------------------------------------------------------
Transfer Fee                                                                   $25***
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.25%               0.10%               1.35%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.38%               0.10%               1.48%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.49%               0.10%               1.59%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.55%               0.10%               1.65%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             1.75%               0.10%               1.85%
---------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense  Administrative  Total Variable Account
                                                                 Risk Charge        Expense Charge     Annual Expense
---------------------------------------------------------------------------------------------------------------------------
Base Contract                                                       1.60%               0.10%               1.70%
---------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                           1.73%               0.10%               1.83%
---------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                           1.84%               0.10%               1.94%
---------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                       1.90%               0.10%               2.00%
---------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*             2.10%               0.10%               2.20%
---------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

PORTFOLIO ANNUAL EXPENSE - MINIMUM AND MAXIMUM


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.72%   1.94%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2010.


EXAMPLE 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $876  $1,536  $2,131   $3,879
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $757  $1,184  $1,553   $2,767
---------------------------------------------------------------------------------


EXAMPLE 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $366  $1,111  $1,876   $3,879
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $247  $  759  $1,298   $2,767
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU ELECTED THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2 AND THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.


Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.

To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in

                               10     PROSPECTUS
writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CONTRACT VALUE
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB- ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 36 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE UNDERLYING PORTFOLIOS WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617.


                               11     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      Growth of capital through investments in common
 Portfolio - Class Y/(4)/                 stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.                                     MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------ADVISORS INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y                      investments
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class I/(4)/       Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily   MORGAN STANLEY INVESTMENT
 Class I                                  in growth-oriented equity securities of issuers in     MANAGEMENT, INC./(2)/
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily
 Class I                                  in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class I    Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I  Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth   Capital appreciation.
 Fund - Series I
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Capital Growth   Capital appreciation.
 Fund - Series II/(3)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock Fund -  Capital growth and income through investments in
 Series II                                equity securities, including common stocks,
                                          preferred stocks and securities convertible into       INVESCO ADVISERS, INC.
                                          common and preferred stocks.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income.
 Income Fund - Series II/(5)/
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Global Value     Reasonable current income and long-term growth of
 Equity Fund - Series II/(5)/             income and capital.
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth
 Fund - Series II
-------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Value    Above-average total return over a market cycle of
 Fund - Series I                          three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital
 - Series I/(1)/
-------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
-------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Dividend Growth Fund -      Reasonable current income and long term growth of
 Series II                                income and capital.
-------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Securities Fund  High level of current income by investing in a          INVESCO ADVISERS, INC.
 - Series II                              diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Fund -        Investment results that, before expenses, correspond
 Series II                                to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
-------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
-------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                                  FRANKLIN ADVISERS, INC.
-------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal    FRANKLIN MUTUAL ADVISERS, LLC
 Class 2
-------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                               TEMPLETON INVESTMENT
 - Class 2                                                                                       COUNSEL, LLC
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                   PUTNAM INVESTMENT
 Class IB                                                                                        MANAGEMENT, LLC
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-------------------------------------------------------------------------------------------------





(1)Effective November 19, 2010, the Invesco V. I. Capital Appreciation - Series I Sub-Account is closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.


(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.




(3)The Variable Sub-Account that invests in the Invesco Van Kampen V.I. Capital Growth Fund - Series II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests in the Invesco Van Kampen V.I. Capital Growth Fund - Series I.

(4)Effective May 1, 2011, the following Portfolios changed their name:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
      Morgan Stanley VIS Capital         Morgan Stanley VIS Multi Cap Growth
   Opportunities Portfolio - Class Y             Portfolio - Class Y
 -----------------------------------------------------------------------------
 UIF Capital Growth Portfolio - Class I    UIF Growth Portfolio - Class I
 -----------------------------------------------------------------------------



(5)Subject to shareholder approval, it is anticipated that on or about May 1, 2011, the portfolios listed below will have reorganized and acquired by merger the indicated Acquired Portfolios which were formerly available to Contract Owners:



          ACQUIRING PORTFOLIO                    ACQUIRED PORTFOLIO
 -----------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and    Invesco V.I. Income Builder - Series
          Income - Series II                             II
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Global Value   Invesco V.I. Global Dividend Growth -
          Equity - Series II                          Series II
 -----------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               13     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
BASIC DOLLAR COST AVERAGING OPTION. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 AND 12 MONTH DOLLAR COST AVERAGING OPTIONS. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.


At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.


You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                               14     PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result,

                               15     PROSPECTUS
some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make

                               16     PROSPECTUS
transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

                               18     PROSPECTUS

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.

                               19     PROSPECTUS

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 99th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "INCOME PLAN" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the

                               20     PROSPECTUS

"basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH PAYMENTS GUARANTEED FOR 120 MONTHS. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -JOINT AND SURVIVOR LIFE INCOME.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

                               21     PROSPECTUS

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

ELIGIBILITY. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

                               22     PROSPECTUS

WITHDRAWAL ADJUSTMENT.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited.

                               23     PROSPECTUS

The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

PERFORMANCE DEATH BENEFIT OPTION. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

DEATH BENEFIT COMBINATION OPTION. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

                               24     PROSPECTUS

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

                               25     PROSPECTUS

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

    (i)transfer all or a portion of the excess among the Variable Sub-Accounts;

   (ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

  (iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

   .   the life of the New Owner;

   . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

   . over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

                               26     PROSPECTUS

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative

                               27     PROSPECTUS
services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a

                               28     PROSPECTUS
conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan
Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.


We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients.

MS&Co does not receive compensation for its role as principal underwriter.


Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2010, consisted of the following:
Keane BPO, LLC (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address

                               29     PROSPECTUS
change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than

                               30     PROSPECTUS
a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is


                               31     PROSPECTUS
not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should

                               32     PROSPECTUS
consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.



INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as

                               33     PROSPECTUS
a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental

                               34     PROSPECTUS
death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three

                               35     PROSPECTUS
exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.


The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax- deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

                               36     PROSPECTUS

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.


There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

                               37     PROSPECTUS

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If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    ----------------------------------------
                    ADDITIONS, DELETIONS OR SUBSTITUTIONS
                     OF INVESTMENTS
                    ----------------------------------------
                    THE CONTRACT
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    CALCULATION OF ACCUMULATION UNIT
                     VALUES
                    ----------------------------------------
                    NET INVESTMENT FACTOR
                    ----------------------------------------
                    CALCULATION OF VARIABLE AMOUNT INCOME
                     PAYMENTS
                    ----------------------------------------
                    CALCULATION OF ANNUITY UNIT VALUES
                    ----------------------------------------
                    ----------------------------------------
                    GENERAL MATTERS
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    EXPERTS
                    ----------------------------------------
                    FINANCIAL STATEMENTS
                    ----------------------------------------
                    APPENDIX A-ACCUMULATION UNIT VALUES
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                               39     PROSPECTUS

APPENDIX A
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                     $125,000.00
-----------------------------------------------------------------------------------
(B) Total Purchase Payments                                             $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $      0.00
-----------------------------------------------------------------------------------
(D) In-Force Premium:                            (D) = (B) - (C)        $100,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 25,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $100,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $ 12,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                                $105,000.00
----------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                       $100,000.00
----------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                          $      0.00
----------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                              $100,000.00
----------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)              $  5,000.00
----------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                             $ 10,000.00
----------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) - (5) and cannot be negative  $  5,000.00
----------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)              $  5,000.00
----------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                     $114,000.00
-----------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                               $100,000.00
-----------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                               $  5,000.00
-----------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):         (D) = (B) - (C)        $ 95,000.00
-----------------------------------------------------------------------------------
(E) In-Force Earnings:                           (E) = (A) - (D)        $ 19,000.00
-----------------------------------------------------------------------------------
(F) Cap:                                         (F) = 100% X (D)       $ 95,000.00
-----------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*:  (G) = MIN [50% X (E); (F)]  $  9,500.00
-----------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               40     PROSPECTUS

EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                               $130,000.00
---------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                                 $110,000.00
---------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                         $      0.00
---------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                             $110,000.00
---------------------------------------------------------------------------------------------
(5) In-Force Earnings:                                (5) = (1) - (4)             $ 20,000.00
---------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                            $ 50,000.00
---------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:         (7) = (6) -(5) and cannot be negative  $ 30,000.00
---------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:             (8) = (3) + (7)             $ 30,000.00
---------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                         $140,000.00
-------------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                              $110,000.00
-------------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                   $ 30,000.00
-------------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                            $ 40,000.00
-------------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                               $120,000.00
-------------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                               (F) = (A) - (E)        $ 20,000.00
-------------------------------------------------------------------------------------------------------
(G) Cap:                                                             (G) = 50% X (E)        $ 60,000.00
-------------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                      (H) = MIN [25% X (F); (G)]  $  5,000.00
-------------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               41     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. Capital Growth Fund--Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund--Series II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2010 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Capital             Morgan Stanley VIS Multi Cap Growth -
 Opportunities - Class Y                Class Y
 UIF Capital Growth, Class I            UIF Growth, Class I
 Invesco V. I. Global Dividend Growth   Invesco Van Kampen V.I. Global Value
 - Series II                            Equity - Series II
 Invesco V. I. Income Builder - Series  Invesco Van Kampen V. I. Equity and
 II                                     Income - Series II
 -----------------------------------------------------------------------------



                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2001       $10.242      $10.119      642,105
                                                                2002       $10.119       $7.761      826,573
                                                                2003        $7.761      $10.121      819,711
                                                                2004       $10.121      $11.106      771,745
                                                                2005       $11.106      $11.461      704,582
                                                                2006       $11.461      $13.228      574,562
                                                                2007       $13.228      $13.684      411,598
                                                                2008       $13.684       $8.006      317,530
                                                                2009        $8.006       $9.506      264,401
                                                                2010        $9.506      $10.579      224,436


                               42     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                               2001        $8.000       $6.026      269,657
                                                               2002        $6.026       $4.265      256,501
                                                               2003        $4.265       $5.667      264,050
                                                               2004        $5.667       $6.404      257,682
                                                               2005        $6.404       $7.053      225,528
                                                               2006        $7.053       $6.873      170,381
                                                               2007        $6.873       $7.639      107,566
                                                               2008        $7.639       $4.326       82,660
                                                               2009        $4.326       $5.671       70,907
                                                               2010        $5.671       $6.423       54,607
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                               2001        $7.978       $6.501      358,857
                                                               2002        $6.501       $4.436      306,552
                                                               2003        $4.436       $5.399      286,209
                                                               2004        $5.399       $5.771      259,495
                                                               2005        $5.771       $6.539      260,704
                                                               2006        $6.539       $6.410      268,191
                                                               2007        $6.410       $7.185      175,058
                                                               2008        $7.185       $4.266      144,019
                                                               2009        $4.266       $5.770       98,942
                                                               2010        $5.770       $6.252       77,813
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.713        1,181
                                                               2005       $10.713      $10.920       12,375
                                                               2006       $10.920      $11.782        8,082
                                                               2007       $11.782      $11.939        7,802
                                                               2008       $11.939       $9.025        8,635
                                                               2009        $9.025      $12.706       14,234
                                                               2010       $12.706      $14.198        8,802
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.259       30,303
                                                               2005       $11.259      $11.286       72,954
                                                               2006       $11.286      $13.166      138,166
                                                               2007       $13.166      $13.477      136,424
                                                               2008       $13.477       $9.353      118,802
                                                               2009        $9.353      $12.512      109,928
                                                               2010       $12.512      $13.909      100,363
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.970        5,679
                                                               2005       $10.970      $11.965       38,802
                                                               2006       $11.965      $13.975       71,535
                                                               2007       $13.975      $14.266       73,763
                                                               2008       $14.266       $8.852       57,637
                                                               2009        $8.852      $11.008       46,905
                                                               2010       $11.008      $12.076       27,474


                               43     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                      2004       $10.000      $11.538        17,573
                                                                      2005       $11.538      $12.541        53,868
                                                                      2006       $12.541      $15.027        63,797
                                                                      2007       $15.027      $17.116        68,905
                                                                      2008       $17.116      $10.068        46,145
                                                                      2009       $10.068      $13.612        31,224
                                                                      2010       $13.612      $14.559        28,205
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                      2001        $8.285       $6.270       201,850
                                                                      2002        $6.270       $4.679       144,764
                                                                      2003        $4.679       $5.979       152,197
                                                                      2004        $5.979       $6.290       155,432
                                                                      2005        $6.290       $6.754       215,906
                                                                      2006        $6.754       $7.084       255,483
                                                                      2007        $7.084       $7.828       274,469
                                                                      2008        $7.828       $4.441       214,667
                                                                      2009        $4.441       $5.305       109,313
                                                                      2010        $5.305       $6.045        96,853
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                                      2006       $10.000      $10.818       314,621
                                                                      2007       $10.818      $11.538       222,562
                                                                      2008       $11.538       $7.952       125,960
                                                                      2009        $7.952      $10.065       103,919
                                                                      2010       $10.065      $10.879        79,727
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                      2001       $10.683       $9.968     1,048,759
                                                                      2002        $9.968       $8.041     1,067,569
                                                                      2003        $8.041      $10.116     1,139,957
                                                                      2004       $10.116      $10.800       990,965
                                                                      2005       $10.800      $11.226       811,829
                                                                      2006       $11.226      $12.276       688,174
                                                                      2007       $12.276      $12.582       528,128
                                                                      2008       $12.582       $7.888       355,823
                                                                      2009        $7.888       $9.645       299,197
                                                                      2010        $9.645      $10.486       252,202


                               44     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--
 CLASS Y
                                                                     2001        $9.931       $9.166      100,886
                                                                     2002        $9.166       $7.893      218,644
                                                                     2003        $7.893      $10.251      269,243
                                                                     2004       $10.251      $11.595      283,766
                                                                     2005       $11.595      $12.146      253,561
                                                                     2006       $12.146      $14.572      264,127
                                                                     2007       $14.572      $15.349      192,603
                                                                     2008       $15.349       $8.921      127,411
                                                                     2009        $8.921      $10.220      115,611
                                                                     2010       $10.220      $11.281      101,390
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                                     2001        $6.944       $4.527      224,510
                                                                     2002        $4.527       $4.138      353,006
                                                                     2003        $4.138       $5.202      391,579
                                                                     2004        $5.202       $5.623      320,319
                                                                     2005        $5.623       $5.654      239,792
                                                                     2006        $5.654       $6.081      169,994
                                                                     2007        $6.081       $6.233      125,010
                                                                     2008        $6.233       $4.723       69,806
                                                                     2009        $4.723       $6.723       62,495
                                                                     2010        $6.723       $7.293       65,214
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                                     2001       $10.030      $10.103      103,772
                                                                     2002       $10.103       $9.174      178,947
                                                                     2003        $9.174      $10.907      220,708
                                                                     2004       $10.907      $11.915      220,046
                                                                     2005       $11.915      $12.544      198,756
                                                                     2006       $12.544      $14.104      180,290
                                                                     2007       $14.104      $14.312      132,123
                                                                     2008       $14.312      $10.386       70,981
                                                                     2009       $10.386      $12.798       64,353
                                                                     2010       $12.798      $14.160       49,211
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                     2004       $10.000      $10.838        6,388
                                                                     2005       $10.838      $11.508       14,794
                                                                     2006       $11.508      $12.630       16,695
                                                                     2007       $12.630      $13.650       12,652
                                                                     2008       $13.650       $9.626       11,423
                                                                     2009        $9.626      $12.366       17,753
                                                                     2010       $12.366      $13.922       13,870


                               45     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                                    2001        $8.959       $7.731       975,139
                                                                    2002        $7.731       $5.898     1,267,235
                                                                    2003        $5.898       $7.421     1,514,029
                                                                    2004        $7.421       $8.075     1,558,007
                                                                    2005        $8.075       $8.321     1,419,666
                                                                    2006        $8.321       $9.458     1,199,301
                                                                    2007        $9.458       $9.798       858,655
                                                                    2008        $9.798       $6.064       665,953
                                                                    2009        $6.064       $7.542       571,312
                                                                    2010        $7.542       $8.526       265,187
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                    2001        $8.129       $5.494       722,796
                                                                    2002        $5.494       $3.659       343,933
                                                                    2003        $3.659       $4.597       288,538
                                                                    2004        $4.597       $4.855       257,735
                                                                    2005        $4.855       $5.170       214,331
                                                                    2006        $5.170       $5.246       181,710
                                                                    2007        $5.246       $6.054       135,127
                                                                    2008        $6.054       $3.047       114,228
                                                                    2009        $3.047       $4.992        90,954
                                                                    2010        $4.992       $5.902        84,248
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                    2001       $10.000       $8.106       175,128
                                                                    2002        $8.106       $5.385       242,253
                                                                    2003        $5.385       $6.750       221,320
                                                                    2004        $6.750       $7.111       210,046
                                                                    2005        $7.111       $7.551       184,695
                                                                    2006        $7.551       $7.646       164,496
                                                                    2007        $7.646       $8.798       117,771
                                                                    2008        $8.798       $4.417        85,726
                                                                    2009        $4.417       $7.218        64,325
                                                                    2010        $7.218       $8.515        49,224
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                    2002       $10.000       $8.054       586,029
                                                                    2003        $8.054      $10.391       781,942
                                                                    2004       $10.391      $12.038       849,641
                                                                    2005       $12.038      $12.366       874,617
                                                                    2006       $12.366      $14.158       795,608
                                                                    2007       $14.158      $13.642       563,059
                                                                    2008       $13.642       $8.640       380,976
                                                                    2009        $8.640      $10.946       268,137
                                                                    2010       $10.946      $12.494       209,230


                               46     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                  2004       $10.000      $11.148       28,289
                                                                  2005       $11.148      $12.221       34,063
                                                                  2006       $12.221      $12.651       35,502
                                                                  2007       $12.651      $14.677       30,778
                                                                  2008       $14.677       $7.698       18,419
                                                                  2009        $7.698      $11.877       24,982
                                                                  2010       $11.877      $14.914       22,703
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                  2001       $10.231       $9.775      274,260
                                                                  2002        $9.775       $6.942      557,452
                                                                  2003        $6.942       $9.691      543,989
                                                                  2004        $9.691      $10.957      541,279
                                                                  2005       $10.957      $12.141      463,148
                                                                  2006       $12.141      $14.458      389,524
                                                                  2007       $14.458      $15.382      271,927
                                                                  2008       $15.382       $8.910      187,046
                                                                  2009        $8.910      $12.236      137,737
                                                                  2010       $12.236      $14.757      111,866
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2001       $10.130       $7.396      773,382
                                                                  2002        $7.396       $5.613      539,074
                                                                  2003        $5.613       $6.489      462,973
                                                                  2004        $6.489       $7.700      390,011
                                                                  2005        $7.700       $8.687      355,076
                                                                  2006        $8.687      $10.288      290,239
                                                                  2007       $10.288      $12.183      213,254
                                                                  2008       $12.183       $8.000      155,752
                                                                  2009        $8.000       $9.379      141,765
                                                                  2010        $9.379       $9.877      126,178
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2001        $9.677       $6.815      316,721
                                                                  2002        $6.815       $5.188      283,883
                                                                  2003        $5.188       $6.438      272,336
                                                                  2004        $6.438       $7.144      234,755
                                                                  2005        $7.144       $8.650      227,739
                                                                  2006        $8.650       $9.186      204,772
                                                                  2007        $9.186      $10.819      162,276
                                                                  2008       $10.819       $5.444      107,805
                                                                  2009        $5.444       $9.080       87,543
                                                                  2010        $9.080      $11.263       68,395


                               47     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                 2001        $9.528       $6.855     1,600,336
                                                                 2002        $6.855       $5.312     1,731,827
                                                                 2003        $5.312       $6.423     1,648,842
                                                                 2004        $6.423       $7.025     1,202,257
                                                                 2005        $7.025       $8.172     1,050,552
                                                                 2006        $8.172       $8.379       827,076
                                                                 2007        $8.379       $9.856       654,237
                                                                 2008        $9.856       $5.081       419,421
                                                                 2009        $5.081       $8.564       326,439
                                                                 2010        $8.564      $10.767       257,237
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                 2001        $9.190       $7.442       511,559
                                                                 2002        $7.442       $5.761       356,625
                                                                 2003        $5.761       $7.316       309,363
                                                                 2004        $7.316       $8.118       272,927
                                                                 2005        $8.118       $8.679       234,229
                                                                 2006        $8.679      $11.121       211,820
                                                                 2007       $11.121      $12.655       135,423
                                                                 2008       $12.655       $7.136       105,002
                                                                 2009        $7.136       $8.970        81,962
                                                                 2010        $8.970       $9.466        68,512
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                 2001        $8.414       $6.347       111,943
                                                                 2002        $6.347       $4.950       109,629
                                                                 2003        $4.950       $6.386       102,666
                                                                 2004        $6.386       $7.074        86,414
                                                                 2005        $7.074       $7.429        81,526
                                                                 2006        $7.429       $8.675        73,406
                                                                 2007        $8.675       $9.986        69,193
                                                                 2008        $9.986       $5.521        51,624
                                                                 2009        $5.521       $5.278             0
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                                 2001       $10.748      $11.593       967,824
                                                                 2002       $11.593      $12.039     1,319,879
                                                                 2003       $12.039      $12.838     1,348,933
                                                                 2004       $12.838      $13.309     1,129,562
                                                                 2005       $13.309      $13.535     1,005,575
                                                                 2006       $13.535      $14.067       811,450
                                                                 2007       $14.067      $14.672       699,813
                                                                 2008       $14.672      $13.157       552,949
                                                                 2009       $13.157      $15.874       488,036
                                                                 2010       $15.874      $17.073       382,535


                               48     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2001       $10.303      $10.824       196,418
                                                            2002       $10.824      $11.085       713,418
                                                            2003       $11.085      $11.153       772,405
                                                            2004       $11.153      $11.132       662,808
                                                            2005       $11.132      $11.149       573,784
                                                            2006       $11.149      $11.443       498,856
                                                            2007       $11.443      $11.605       363,337
                                                            2008       $11.605       $9.707       216,564
                                                            2009        $9.707      $10.109       182,224
                                                            2010       $10.109      $10.195       149,432
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2001       $10.262      $10.492     1,063,770
                                                            2002       $10.492      $10.464     1,408,669
                                                            2003       $10.464      $10.367       905,962
                                                            2004       $10.367      $10.291       604,071
                                                            2005       $10.291      $10.410       520,195
                                                            2006       $10.410      $10.718       473,348
                                                            2007       $10.718      $11.067       389,279
                                                            2008       $11.067      $11.158       379,606
                                                            2009       $11.158      $11.010       312,423
                                                            2010       $11.010      $10.864       247,160
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                            2001        $9.922       $8.770     1,061,403
                                                            2002        $8.770       $7.777       963,286
                                                            2003        $7.777       $9.659       932,750
                                                            2004        $9.659      $10.494       783,532
                                                            2005       $10.494      $11.188       610,562
                                                            2006       $11.188      $12.667       483,042
                                                            2007       $12.667      $13.542       344,448
                                                            2008       $13.542      $10.127       262,329
                                                            2009       $10.127      $11.933       246,537
                                                            2010       $11.933      $12.539       218,174
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                            2001       $10.564       $9.755       366,952
                                                            2002        $9.755       $7.797       285,561
                                                            2003        $7.797       $9.799       355,263
                                                            2004        $9.799      $10.741       327,179
                                                            2005       $10.741      $11.152       285,586
                                                            2006       $11.152      $12.753       206,667
                                                            2007       $12.753      $11.822       155,345
                                                            2008       $11.822       $7.150       120,078
                                                            2009        $7.150       $9.157        88,313
                                                            2010        $9.157      $10.333        75,838


                               49     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2001        $9.016       $7.061      474,491
                                                   2002        $7.061       $5.735      573,617
                                                   2003        $5.735       $7.272      537,358
                                                   2004        $7.272       $8.337      464,986
                                                   2005        $8.337       $9.229      440,036
                                                   2006        $9.229      $11.629      444,760
                                                   2007       $11.629      $12.432      258,927
                                                   2008       $12.432       $6.875      204,944
                                                   2009        $6.875       $8.453      166,075
                                                   2010        $8.453       $9.176      121,359
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.308      257,805
                                                   2003        $7.308      $10.789      278,343
                                                   2004       $10.789      $13.435      260,878
                                                   2005       $13.435      $14.188      253,085
                                                   2006       $14.188      $16.419      216,399
                                                   2007       $16.419      $14.137      112,304
                                                   2008       $14.137       $8.457       81,294
                                                   2009        $8.457      $10.975       51,223
                                                   2010       $10.975      $13.642       38,299
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2001        $8.117       $6.213      340,965
                                                   2002        $6.213       $4.503      424,724
                                                   2003        $4.503       $5.549      410,372
                                                   2004        $5.549       $5.751      319,118
                                                   2005        $5.751       $5.997      286,756
                                                   2006        $5.997       $6.238      220,007
                                                   2007        $6.238       $6.494      174,855
                                                   2008        $6.494       $4.034      142,717
                                                   2009        $4.034       $6.523      116,435
                                                   2010        $6.523       $7.774       94,118
-------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                   2001        $8.335       $6.980      206,607
                                                   2002        $6.980       $4.968      217,248
                                                   2003        $4.968       $6.123      207,602
                                                   2004        $6.123       $6.510      200,709
                                                   2005        $6.510       $7.432      152,389
                                                   2006        $7.432       $7.634      180,242
                                                   2007        $7.634       $9.181      145,613
                                                   2008        $9.181       $4.602       82,608
                                                   2009        $4.602       $7.517       63,529
                                                   2010        $7.517       $9.112       49,766


                               50     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

     ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
                        FOR EACH VARIABLE SUB-ACCOUNT*

                                 BASE CONTRACT

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2001        $6.386       $5.891       73,439
                                                             2002        $5.891       $5.295      117,274
                                                             2003        $5.295       $7.819      128,637
                                                             2004        $7.819       $9.497      112,553
                                                             2005        $9.497      $12.542      110,994
                                                             2006       $12.542      $16.971       90,909
                                                             2007       $16.971      $23.514       63,180
                                                             2008       $23.514      $10.062       47,253
                                                             2009       $10.062      $16.861       36,755
                                                             2010       $16.861      $19.800       39,507
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                             2001        $9.054       $7.209       75,869
                                                             2002        $7.209       $5.916       98,575
                                                             2003        $5.916       $7.437      120,003
                                                             2004        $7.437       $8.613      129,973
                                                             2005        $8.613       $9.439      128,034
                                                             2006        $9.439      $11.653      126,493
                                                             2007       $11.653      $13.173      107,935
                                                             2008       $13.173       $7.197       73,228
                                                             2009        $7.197       $9.410       58,230
                                                             2010        $9.410       $9.811       38,066
-----------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.000       $7.326       22,083
                                                             2003        $7.326      $10.246       69,239
                                                             2004       $10.246      $12.292       79,478
                                                             2005       $12.292      $14.258       75,045
                                                             2006       $14.258      $15.373       84,049
                                                             2007       $15.373      $18.603       54,578
                                                             2008       $18.603       $9.770       32,323
                                                             2009        $9.770      $15.197       24,694
                                                             2010       $15.197      $19.838       14,118
-----------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                                             2001       $11.503      $12.465       83,055
                                                             2002       $12.465      $12.117      150,580
                                                             2003       $12.117      $16.552      156,443
                                                             2004       $16.552      $22.274      137,651
                                                             2005       $22.274      $25.724      121,936
                                                             2006       $25.724      $35.036      105,373
                                                             2007       $35.036      $28.663       76,408
                                                             2008       $28.663      $17.562       49,233
                                                             2009       $17.562      $22.239       42,744
                                                             2010       $22.239      $28.515       31,977



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                    Number of
                                                                         Accumulation Accumulation    Units
                                                            For the Year  Unit Value   Unit Value  Outstanding
                                                               Ending    at Beginning    at End      at End
Sub-Accounts                                                December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                2001       $10.000       $9.490       73,305
                                                                2002        $9.490       $7.217      169,183
                                                                2003        $7.217       $9.332      165,403
                                                                2004        $9.332      $10.153      155,011
                                                                2005       $10.153      $10.389      128,916
                                                                2006       $10.389      $11.890      109,590
                                                                2007       $11.890      $12.195       88,398
                                                                2008       $12.195       $7.075       81,158
                                                                2009        $7.075       $8.329       63,365
                                                                2010        $8.329       $9.191       54,066
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                2001       $10.000       $9.101        1,281
                                                                2002        $9.101       $6.386       20,135
                                                                2003        $6.386       $8.416       27,475
                                                                2004        $8.416       $9.429       27,853
                                                                2005        $9.429      $10.297       31,006
                                                                2006       $10.297       $9.949       23,602
                                                                2007        $9.949      $10.963       20,580
                                                                2008       $10.963       $6.156       17,318
                                                                2009        $6.156       $8.001       19,032
                                                                2010        $8.001       $8.986       13,879
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                2001       $10.000       $9.288       17,059
                                                                2002        $9.288       $6.283       36,076
                                                                2003        $6.283       $7.583       52,980
                                                                2004        $7.583       $8.037       45,259
                                                                2005        $8.037       $9.030       26,842
                                                                2006        $9.030       $8.777       25,192
                                                                2007        $8.777       $9.754       19,456
                                                                2008        $9.754       $5.742       18,596
                                                                2009        $5.742       $7.701       18,418
                                                                2010        $7.701       $8.274       12,920
--------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                                2004       $10.000      $10.651          772
                                                                2005       $10.651      $10.763        6,242
                                                                2006       $10.763      $11.516          734
                                                                2007       $11.516      $11.570          694
                                                                2008       $11.570       $8.672        2,700
                                                                2009        $8.672      $12.105        3,362
                                                                2010       $12.105      $13.412        3,267


                               52     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.194      27,077
                                                             2005       $11.194      $11.124      38,953
                                                             2006       $11.124      $12.868      39,348
                                                             2007       $12.868      $13.060      36,169
                                                             2008       $13.060       $8.986       8,882
                                                             2009        $8.986      $11.920       9,261
                                                             2010       $11.920      $13.139       7,859
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.906       5,220
                                                             2005       $10.906      $11.794      16,167
                                                             2006       $11.794      $13.659      23,031
                                                             2007       $13.659      $13.825      25,553
                                                             2008       $13.825       $8.505      18,332
                                                             2009        $8.505      $10.487      18,654
                                                             2010       $10.487      $11.408      14,890
-----------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.472       4,198
                                                             2005       $11.472      $12.362      17,260
                                                             2006       $12.362      $14.687      16,838
                                                             2007       $14.687      $16.586      18,229
                                                             2008       $16.586       $9.674      13,506
                                                             2009        $9.674      $12.968      13,032
                                                             2010       $12.968      $13.753      12,512
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                             2001       $10.000       $9.206      13,272
                                                             2002        $9.206       $6.812      48,520
                                                             2003        $6.812       $8.631      49,580
                                                             2004        $8.631       $9.002      45,718
                                                             2005        $9.002       $9.585      32,142
                                                             2006        $9.585       $9.968      36,864
                                                             2007        $9.968      $10.921      25,815
                                                             2008       $10.921       $6.144      21,564
                                                             2009        $6.144       $7.277      15,961
                                                             2010        $7.277       $8.221      15,110
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES I
                                                             2006       $10.000      $10.756      40,723
                                                             2007       $10.756      $11.375      25,757
                                                             2008       $11.375       $7.773      25,609
                                                             2009        $7.773       $9.756      22,990
                                                             2010        $9.756      $10.455      19,154


                               53     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                      2001       $10.000       $9.282       66,076
                                                                      2002        $9.282       $7.424      151,394
                                                                      2003        $7.424       $9.262      187,461
                                                                      2004        $9.262       $9.804      182,934
                                                                      2005        $9.804      $10.105      142,402
                                                                      2006       $10.105      $10.956      132,871
                                                                      2007       $10.956      $11.134      112,405
                                                                      2008       $11.134       $6.921       81,169
                                                                      2009        $6.921       $8.391       72,003
                                                                      2010        $8.391       $9.046       52,907
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--
 CLASS Y
                                                                      2001       $10.000       $9.656       15,650
                                                                      2002        $9.656       $8.244       55,252
                                                                      2003        $8.244      $10.617       66,972
                                                                      2004       $10.617      $11.907       69,173
                                                                      2005       $11.907      $12.368       58,205
                                                                      2006       $12.368      $14.714       52,241
                                                                      2007       $14.714      $15.365       47,585
                                                                      2008       $15.365       $8.855       35,478
                                                                      2009        $8.855      $10.058       32,531
                                                                      2010       $10.058      $11.009       26,563
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                                      2001       $10.000       $7.694       11,886
                                                                      2002        $7.694       $6.973       28,418
                                                                      2003        $6.973       $8.692       57,287
                                                                      2004        $8.692       $9.316       26,938
                                                                      2005        $9.316       $9.289       24,907
                                                                      2006        $9.289       $9.906       20,594
                                                                      2007        $9.906      $10.067       15,346
                                                                      2008       $10.067       $7.564       12,676
                                                                      2009        $7.564      $10.675       12,399
                                                                      2010       $10.675      $11.482       12,329
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                                      2001       $10.000       $9.597       11,722
                                                                      2002        $9.597       $8.641       38,298
                                                                      2003        $8.641      $10.187       40,683
                                                                      2004       $10.187      $11.034       37,223
                                                                      2005       $11.034      $11.518       38,479
                                                                      2006       $11.518      $12.841       32,246
                                                                      2007       $12.841      $12.920       23,533
                                                                      2008       $12.920       $9.297       16,857
                                                                      2009        $9.297      $11.359       15,078
                                                                      2010       $11.359      $12.461       10,272


                               54     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                    2004       $10.000      $10.776           41
                                                                    2005       $10.776      $11.345           49
                                                                    2006       $11.345      $12.347          511
                                                                    2007       $12.347      $13.230        2,971
                                                                    2008       $13.230       $9.251        4,497
                                                                    2009        $9.251      $11.784        2,759
                                                                    2010       $11.784      $13.154        2,001
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                                    2001       $10.000       $9.419       24,696
                                                                    2002        $9.419       $7.125       96,995
                                                                    2003        $7.125       $8.890      138,852
                                                                    2004        $8.890       $9.591      140,324
                                                                    2005        $9.591       $9.799      120,601
                                                                    2006        $9.799      $11.045      100,807
                                                                    2007       $11.045      $11.344       82,340
                                                                    2008       $11.344       $6.961       70,217
                                                                    2009        $6.961       $8.584       61,559
                                                                    2010        $8.584       $9.623       55,944
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                                                                    2001       $10.000       $9.241            0
                                                                    2002        $9.241       $5.781        9,693
                                                                    2003        $5.781       $7.201       10,484
                                                                    2004        $7.201       $7.540        5,962
                                                                    2005        $7.540       $7.962        3,696
                                                                    2006        $7.962       $8.011        3,062
                                                                    2007        $8.011       $9.165        2,234
                                                                    2008        $9.165       $4.573        1,787
                                                                    2009        $4.573       $7.430        4,993
                                                                    2010        $7.430       $8.711        1,477
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                    2001       $10.000       $8.740       33,708
                                                                    2002        $8.740       $5.757       74,725
                                                                    2003        $5.757       $7.155       88,587
                                                                    2004        $7.155       $7.474       59,538
                                                                    2005        $7.474       $7.870       48,503
                                                                    2006        $7.870       $7.901       47,902
                                                                    2007        $7.901       $9.015       38,746
                                                                    2008        $9.015       $4.487       31,968
                                                                    2009        $4.487       $7.271       21,893
                                                                    2010        $7.271       $8.505       21,089


                               55     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                                  2002       $10.000       $8.008      197,550
                                                                  2003        $8.008      $10.245      137,220
                                                                  2004       $10.245      $11.768      145,475
                                                                  2005       $11.768      $11.986      121,757
                                                                  2006       $11.986      $13.608      116,192
                                                                  2007       $13.608      $13.000       91,124
                                                                  2008       $13.000       $8.164       73,104
                                                                  2009        $8.164      $10.255       69,573
                                                                  2010       $10.255      $11.607       53,357
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                  2004       $10.000      $11.084       14,991
                                                                  2005       $11.084      $12.048        9,733
                                                                  2006       $12.048      $12.366        9,940
                                                                  2007       $12.366      $14.225        9,234
                                                                  2008       $14.225       $7.398        2,316
                                                                  2009        $7.398      $11.316        2,810
                                                                  2010       $11.316      $14.090        1,483
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                                                                  2001       $10.000       $9.826       34,561
                                                                  2002        $9.826       $6.918      159,570
                                                                  2003        $6.918       $9.577      108,644
                                                                  2004        $9.577      $10.736       96,549
                                                                  2005       $10.736      $11.796       84,584
                                                                  2006       $11.796      $13.928       66,275
                                                                  2007       $13.928      $14.693       57,793
                                                                  2008       $14.693       $8.438       49,807
                                                                  2009        $8.438      $11.491       39,489
                                                                  2010       $11.491      $13.741       36,904
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2001       $10.000       $8.283       17,626
                                                                  2002        $8.283       $6.232       31,085
                                                                  2003        $6.232       $7.144       41,878
                                                                  2004        $7.144       $8.406       40,647
                                                                  2005        $8.406       $9.403       36,244
                                                                  2006        $9.403      $11.042       31,667
                                                                  2007       $11.042      $12.965       29,383
                                                                  2008       $12.965       $8.441       17,297
                                                                  2009        $8.441       $9.812       14,626
                                                                  2010        $9.812      $10.246       13,273


                               56     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                 2001       $10.000       $9.157        3,625
                                                                 2002        $9.157       $6.912       34,442
                                                                 2003        $6.912       $8.504       36,657
                                                                 2004        $8.504       $9.356       21,802
                                                                 2005        $9.356      $11.234       19,146
                                                                 2006       $11.234      $11.829       18,704
                                                                 2007       $11.829      $13.814       16,082
                                                                 2008       $13.814       $6.891       11,969
                                                                 2009        $6.891      $11.397       10,580
                                                                 2010       $11.397      $14.018       11,288
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                 2001       $10.000       $9.190       42,655
                                                                 2002        $9.190       $7.061      134,909
                                                                 2003        $7.061       $8.466      161,433
                                                                 2004        $8.466       $9.181      150,953
                                                                 2005        $9.181      $10.589      128,743
                                                                 2006       $10.589      $10.765      117,118
                                                                 2007       $10.765      $12.556       80,969
                                                                 2008       $12.556       $6.417       63,633
                                                                 2009        $6.417      $10.726       57,340
                                                                 2010       $10.726      $13.371       50,551
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                 2001       $10.000       $9.526        7,447
                                                                 2002        $9.526       $7.312       49,709
                                                                 2003        $7.312       $9.206       49,736
                                                                 2004        $9.206      $10.130       50,739
                                                                 2005       $10.130      $10.739       42,930
                                                                 2006       $10.739      $13.644       41,036
                                                                 2007       $13.644      $15.394       22,836
                                                                 2008       $15.394       $8.607       19,192
                                                                 2009        $8.607      $10.727       15,944
                                                                 2010       $10.727      $11.224       15,644
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                 2001       $10.000       $8.948        2,373
                                                                 2002        $8.948       $6.920        7,000
                                                                 2003        $6.920       $8.852        7,473
                                                                 2004        $8.852       $9.723        6,162
                                                                 2005        $9.723      $10.125        4,844
                                                                 2006       $10.125      $11.723        4,835
                                                                 2007       $11.723      $13.379        3,074
                                                                 2008       $13.379       $7.334        2,581
                                                                 2009        $7.334       $6.993            0


                               57     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.389       83,474
                                                            2002       $10.389      $10.698      208,916
                                                            2003       $10.698      $11.311      184,067
                                                            2004       $11.311      $11.627      120,227
                                                            2005       $11.627      $11.724       78,497
                                                            2006       $11.724      $12.082       80,658
                                                            2007       $12.082      $12.495       91,664
                                                            2008       $12.495      $11.109       43,056
                                                            2009       $11.109      $13.291       32,551
                                                            2010       $13.291      $14.173       23,350
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.247       32,220
                                                            2002       $10.247      $10.406       82,074
                                                            2003       $10.406      $10.381       86,453
                                                            2004       $10.381      $10.274       76,730
                                                            2005       $10.274      $10.203       59,571
                                                            2006       $10.203      $10.383       56,300
                                                            2007       $10.383      $10.441       45,662
                                                            2008       $10.441       $8.659       35,293
                                                            2009        $8.659       $8.941       28,093
                                                            2010        $8.941       $8.941       28,287
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2001       $10.000      $10.022       59,819
                                                            2002       $10.022       $9.911      142,108
                                                            2003        $9.911       $9.735      178,188
                                                            2004        $9.735       $9.582       41,556
                                                            2005        $9.582       $9.612       39,922
                                                            2006        $9.612       $9.813       43,346
                                                            2007        $9.813      $10.046       75,997
                                                            2008       $10.046      $10.043      111,558
                                                            2009       $10.043       $9.826       40,101
                                                            2010        $9.826       $9.613       28,073
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                            2001       $10.000       $9.503       36,980
                                                            2002        $9.503       $8.356       85,975
                                                            2003        $8.356      $10.290       97,199
                                                            2004       $10.290      $11.085       82,276
                                                            2005       $11.085      $11.718       70,690
                                                            2006       $11.718      $13.155       63,990
                                                            2007       $13.155      $13.945       58,218
                                                            2008       $13.945      $10.340       58,894
                                                            2009       $10.340      $12.081       47,756
                                                            2010       $12.081      $12.586       42,585


                               58     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2001       $10.000       $9.424      21,590
                                                   2002        $9.424       $7.468      50,216
                                                   2003        $7.468       $9.307      58,800
                                                   2004        $9.307      $10.116      43,382
                                                   2005       $10.116      $10.414      34,460
                                                   2006       $10.414      $11.809      31,512
                                                   2007       $11.809      $10.853      26,909
                                                   2008       $10.853       $6.508      23,241
                                                   2009        $6.508       $8.264      21,314
                                                   2010        $8.264       $9.247      15,022
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2001       $10.000       $9.150      12,096
                                                   2002        $9.150       $7.369      91,404
                                                   2003        $7.369       $9.265      56,386
                                                   2004        $9.265      $10.531      58,334
                                                   2005       $10.531      $11.560      41,656
                                                   2006       $11.560      $14.443      38,366
                                                   2007       $14.443      $15.310      31,740
                                                   2008       $15.310       $8.394      27,801
                                                   2009        $8.394      $10.234      19,983
                                                   2010       $10.234      $11.015      18,959
-------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND--CLASS IB
                                                   2002       $10.000       $7.266      83,657
                                                   2003        $7.266      $10.637      52,971
                                                   2004       $10.637      $13.134      40,838
                                                   2005       $13.134      $13.752      35,746
                                                   2006       $13.752      $15.781      29,283
                                                   2007       $15.781      $13.472      23,113
                                                   2008       $13.472       $7.991      14,118
                                                   2009        $7.991      $10.282      12,858
                                                   2010       $10.282      $12.672      12,288
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2001       $10.000       $9.087      25,087
                                                   2002        $9.087       $6.531      47,887
                                                   2003        $6.531       $7.980      48,058
                                                   2004        $7.980       $8.199      37,632
                                                   2005        $8.199       $8.478      34,095
                                                   2006        $8.478       $8.745      32,627
                                                   2007        $8.745       $9.026      28,466
                                                   2008        $9.026       $5.559      23,573
                                                   2009        $5.559       $8.913      14,664
                                                   2010        $8.913      $10.533      12,431


                               59     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                                                             2001       $10.000       $9.604       4,178
                                                             2002        $9.604       $6.777       8,993
                                                             2003        $6.777       $8.282      12,298
                                                             2004        $8.282       $8.732      13,989
                                                             2005        $8.732       $9.884      20,721
                                                             2006        $9.884      $10.067      24,826
                                                             2007       $10.067      $12.003      22,896
                                                             2008       $12.003       $5.966      24,944
                                                             2009        $5.966       $9.663      19,063
                                                             2010        $9.663      $11.614      18,563
-----------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                                                             2001       $10.000       $9.736       3,571
                                                             2002        $9.736       $8.676       6,324
                                                             2003        $8.676      $12.703       4,688
                                                             2004       $12.703      $15.299       6,847
                                                             2005       $15.299      $20.035      11,855
                                                             2006       $20.035      $26.880       9,024
                                                             2007       $26.880      $36.928       7,939
                                                             2008       $36.928      $15.668       6,887
                                                             2009       $15.668      $26.033       6,676
                                                             2010       $26.033      $30.312       6,180
-----------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                                                             2001       $10.000       $9.069       5,001
                                                             2002        $9.069       $7.380       8,835
                                                             2003        $7.380       $9.199       8,460
                                                             2004        $9.199      $10.564       7,719
                                                             2005       $10.564      $11.479       7,505
                                                             2006       $11.479      $14.052       8,894
                                                             2007       $14.052      $15.750       5,224
                                                             2008       $15.750       $8.531       4,084
                                                             2009        $8.531      $11.060       3,994
                                                             2010       $11.060      $11.435       3,049
-----------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                                                             2002       $10.000       $7.284      21,474
                                                             2003        $7.284      $10.102      44,789
                                                             2004       $10.102      $12.016      40,019
                                                             2005       $12.016      $13.821      38,555
                                                             2006       $13.821      $14.775      34,841
                                                             2007       $14.775      $17.728      28,595
                                                             2008       $17.728       $9.231      23,131
                                                             2009        $9.231      $14.237      19,640
                                                             2010       $14.237      $18.429      17,655


                               60     PROSPECTUS

                 MORGAN STANLEY VARIABLE ANNUITY 3--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION {AGE 66-75} AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.1



                                                                                 Number of
                                                      Accumulation Accumulation    Units
                                         For the Year  Unit Value   Unit Value  Outstanding
                                            Ending    at Beginning    at End      at End
Sub-Accounts                             December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                                             2001       $10.000      $10.225      16,325
                                             2002       $10.225       $9.855      49,735
                                             2003        $9.855      $13.349      43,639
                                             2004       $13.349      $17.812      43,644
                                             2005       $17.812      $20.396      35,891
                                             2006       $20.396      $27.546      28,872
                                             2007       $27.546      $22.344      28,916
                                             2008       $22.344      $13.573      19,337
                                             2009       $13.573      $17.042      17,011
                                             2010       $17.042      $21.667      16,094



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.


                               61     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I

                               Dated May 1, 2011

                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2011, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments              2
The Contract                                                      2
   Purchases                                                      2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)   3
   Calculation of Accumulation Unit Values                        3
   Calculation of Variable Income Payments                        4
General Matters                                                   5
   Incontestability                                               5
   Settlements                                                    5
   Safekeeping of the Variable Account's Assets                   5
   Premium Taxes                                                  5
   Tax Reserves                                                   5
Experts                                                           6
Financial Statements                                              6
Appendix A - Accumulation Unit Values                             A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan
Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.


MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $9,100,883, $12,814,297 and $13,315,895 for the years 2008,
2009 and 2010 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2010 and for each of the periods in the two-year period then ended,


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2010
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Capital             Morgan Stanley VIS Multi Cap Growth -
   Opportunities - Class X              Class X
 Invesco V. I. Global Dividend Growth - Invesco Van Kampen V.I. Global Value
   Series I                             Equity - Series I
 Invesco V. I. Income Builder -         Invesco Van Kampen V. I. Equity and
   Series I                             Income - Series I
 UIF Capital Growth - Class I           UIF Growth - Class I
 -----------------------------------------------------------------------------

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                        WITH THE LONGEVITY REWARD RIDER

                          MORTALITY & EXPENSE = 1.18



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.246      $10.131       201,245
                              2002       $10.131      $ 7.775       308,682
                              2003       $ 7.775      $10.146       304,110
                              2004       $10.146      $11.141       262,876
                              2005       $11.141      $11.506       273,254
                              2006       $11.506      $13.289       220,462
                              2007       $13.289      $13.757       138,909
                              2008       $13.757      $ 8.055       114,561
                              2009       $ 8.055      $ 9.570        92,246
                              2010       $ 9.570      $10.658        69,599
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.003      $ 6.033        21,838
                              2002       $ 6.033      $ 4.272        13,414
                              2003       $ 4.272      $ 5.682        23,470
                              2004       $ 5.682      $ 6.425        45,367
                              2005       $ 6.425      $ 7.081        67,670
                              2006       $ 7.081      $ 6.904        59,906
                              2007       $ 6.904      $ 7.679        42,118
                              2008       $ 7.679      $ 4.352        38,363
                              2009       $ 4.352      $ 5.709        24,169
                              2010       $ 5.709      $ 6.470        15,946
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.982      $ 6.508        27,732
                              2002       $ 6.508      $ 4.444        42,579
                              2003       $ 4.444      $ 5.412        33,651
                              2004       $ 5.412      $ 5.790        39,117
                              2005       $ 5.790      $ 6.565        45,016
                              2006       $ 6.565      $ 6.440        48,279
                              2007       $ 6.440      $ 7.223        23,849

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.223      $ 4.291        19,016
                              2009       $ 4.291      $ 5.809        28,324
                              2010       $ 5.809      $ 6.299        25,304
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.718           377
                              2005       $10.718      $10.933         1,470
                              2006       $10.933      $11.805         1,782
                              2007       $11.805      $11.970         1,120
                              2008       $11.970      $ 9.055         2,394
                              2009       $ 9.055      $12.757         6,729
                              2010       $12.757      $14.265         7,903
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.264        10,378
                              2005       $11.264      $11.299        52,610
                              2006       $11.299      $13.191       100,385
                              2007       $13.191      $13.512       110,866
                              2008       $13.512      $ 9.384       134,812
                              2009       $ 9.384      $12.562       129,454
                              2010       $12.562      $13.974       118,257
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.357         9,410
                              2006       $11.357      $13.117         9,049
                              2007       $13.117      $12.641         3,192
                              2008       $12.641      $ 8.360         3,084
                              2009       $ 8.360      $10.660         2,079
                              2010       $10.660      $13.494         1,681
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.975         4,359
                              2005       $10.975      $11.979        21,014
                              2006       $11.979      $14.001        53,070
                              2007       $14.001      $14.303        54,075
                              2008       $14.303      $ 8.881        42,596
                              2009       $ 8.881      $11.052        47,795
                              2010       $11.052      $12.132        30,723
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.544         3,345
                              2005       $11.544      $12.556        78,568
                              2006       $12.556      $15.055        84,892
                              2007       $15.055      $17.160        68,790
                              2008       $17.160      $10.101        67,001
                              2009       $10.101      $13.666        44,666
                              2010       $13.666      $14.627        30,480
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.288      $ 6.277         55,783
                              2002       $ 6.277      $ 4.688         60,405
                              2003       $ 4.688      $ 5.994         54,583
                              2004       $ 5.994      $ 6.130         54,787
                              2005       $ 6.310      $ 6.781         51,166
                              2006       $ 6.781      $ 7.117         94,759
                              2007       $ 7.117      $ 7.870         61,641
                              2008       $ 7.870      $ 4.468         56,417
                              2009       $ 4.468      $ 5.341         49,549
                              2010       $ 5.341      $ 6.090         39,779
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $ 8.325      $ 7.186        105,969
                              2002       $ 7.186      $ 4.947         57,370
                              2003       $ 4.947      $ 6.110         71,986
                              2006       $10.000      $10.822         22,931
                              2007       $10.822      $11.550         17,578
                              2008       $11.550      $ 7.967         24,547
                              2009       $ 7.967      $10.091         17,047
                              2010       $10.091      $10.915         10,355
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.702      $10.016      1,735,966
                              2002       $10.016      $ 8.107      2,069,193
                              2003       $ 8.107      $10.236      1,985,789
                              2004       $10.236      $10.961      1,878,483
                              2005       $10.961      $11.429      2,227,912
                              2006       $11.429      $12.536      1,854,236
                              2007       $12.536      $12.898      1,550,578
                              2008       $12.898      $ 8.105      1,231,868
                              2009       $ 8.105      $ 9.947        965,340
                              2010       $ 9.947      $10.850        805,190
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $ 9.951      $ 9.209        383,696
                              2002       $ 9.209      $ 7.954        500,284
                              2003       $ 7.954      $10.372        543,582
                              2004       $10.372      $11.769        608,087
                              2005       $11.769      $12.356        799,018
                              2006       $12.356      $14.876        669,466
                              2007       $14.876      $15.717        575,992
                              2008       $15.717      $ 9.165        460,244
                              2009       $ 9.165      $10.536        384,666
                              2010       $10.536      $11.657        333,791

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 6.956      $ 4.550        39,386
                              2002       $ 4.550      $ 4.171       171,317
                              2003       $ 4.171      $ 5.260       262,468
                              2004       $ 5.260      $ 5.704       199,512
                              2005       $ 5.704      $ 5.755       318,388
                              2006       $ 5.755      $ 6.210       261,402
                              2007       $ 6.210      $ 6.386       219,537
                              2008       $ 6.386      $ 4.847       193,341
                              2009       $ 4.847      $ 6.918       147,318
                              2010       $ 6.918      $ 7.527       120,711
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.050      $10.150        56,983
                              2002       $10.150      $ 9.255        58,092
                              2003       $ 9.255      $11.041        91,299
                              2004       $11.041      $12.096       109,425
                              2005       $12.096      $12.773       125,512
                              2006       $12.773      $14.403        99,804
                              2007       $14.403      $14.675        90,393
                              2008       $14.675      $10.680        88,710
                              2009       $10.680      $13.197        77,007
                              2010       $13.197      $14.641        68,075
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.843         3,752
                              2005       $10.843      $11.521         9,628
                              2006       $11.521      $12.654        19,765
                              2007       $12.654      $13.685         6,080
                              2008       $13.685      $ 9.657         6,436
                              2009       $ 9.657      $12.415        14,579
                              2010       $12.415      $13.987        11,247
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 8.970      $ 7.771        92,819
                              2002       $ 7.771      $ 5.947       148,845
                              2003       $ 5.947      $ 7.507       162,008
                              2004       $ 7.507      $ 8.197       229,570
                              2005       $ 8.197      $ 8.468       359,888
                              2006       $ 8.468      $ 9.662       246,650
                              2007       $ 9.662      $10.037       213,121
                              2008       $10.037      $ 6.236       158,027
                              2009       $ 6.236      $ 7.778       135,052
                              2010       $ 7.778      $ 8.822       120,008

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.132      $ 5.500       171,875
                              2002       $ 5.500      $ 3.666       153,303
                              2003       $ 3.666      $ 4.609       183,071
                              2004       $ 4.609      $ 4.870       183,777
                              2005       $ 4.870      $ 5.190       219,627
                              2006       $ 5.190      $ 5.271       125,779
                              2007       $ 5.271      $ 6.086       101,418
                              2008       $ 6.086      $ 3.065        93,852
                              2009       $ 3.065      $ 5.025        81,141
                              2010       $ 5.025      $ 5.946        68,664
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.070        55,955
                              2003       $ 8.070      $10.437       137,662
                              2004       $10.437      $12.134       434,447
                              2005       $12.134      $12.504       616,400
                              2006       $12.504      $14.355       520,894
                              2007       $14.355      $13.882       402,162
                              2008       $13.882      $ 8.816       299,483
                              2009       $ 8.816      $11.209       262,661
                              2010       $11.209      $12.835       219,323
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.153           400
                              2005       $11.153      $12.236           640
                              2006       $12.236      $12.675           640
                              2007       $12.675      $14.716             0
                              2008       $14.716      $ 7.724             0
                              2009       $ 7.724      $11.925             0
                              2010       $11.925      $14.984           924
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.235      $ 9.786        41,817
                              2002       $ 9.786      $ 6.954        71,617
                              2003       $ 6.954      $ 9.716        98,437
                              2004       $ 9.716      $10.992       102,584
                              2005       $10.992      $12.188       122,411
                              2006       $12.188      $14.524        95,028
                              2007       $14.524      $15.464        61,086
                              2008       $15.464      $ 8.963        49,681
                              2009       $ 8.963      $12.319        44,775
                              2010       $12.319      $14.867        36,252

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.142      $ 7.434      1,174,451
                              2002       $ 7.434      $ 5.661      1,139,800
                              2003       $ 5.661      $ 6.559      1,050,788
                              2004       $ 6.559      $ 7.813        881,636
                              2005       $ 7.813      $ 8.842      1,083,037
                              2006       $ 8.842      $10.503        900,613
                              2007       $10.503      $12.478        773,690
                              2008       $12.478      $ 8.220        630,140
                              2009       $ 8.220      $ 9.679        461,670
                              2010       $ 9.679      $10.218        383,968
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.695      $ 6.847         69,330
                              2002       $ 6.847      $ 5.232         78,923
                              2003       $ 5.232      $ 6.511         57,670
                              2004       $ 6.511      $ 7.246         57,150
                              2005       $ 7.246      $ 8.811         85,931
                              2006       $ 8.811      $ 9.382         78,596
                              2007       $ 9.382      $11.083         59,347
                              2008       $11.083      $ 5.595         58,015
                              2009       $ 5.595      $ 9.362         61,562
                              2010       $ 9.362      $11.648         30,343
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $ 9.543      $ 6.890      1,905,766
                              2002       $ 6.890      $ 5.359      2,177,746
                              2003       $ 5.359      $ 6.497      2,098,413
                              2004       $ 6.497      $ 7.130      2,025,062
                              2005       $ 7.130      $ 8.317      2,377,828
                              2006       $ 8.317      $ 8.555      1,829,964
                              2007       $ 8.555      $10.096      1,535,579
                              2008       $10.096      $ 5.221      1,277,472
                              2009       $ 5.221      $ 8.830      1,065,114
                              2010       $ 8.830      $11.138        884,769
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.208      $ 7.476        649,898
                              2002       $ 7.476      $ 5.805        776,990
                              2003       $ 5.805      $ 7.394        738,423
                              2004       $ 7.394      $ 8.230        713,485
                              2005       $ 8.230      $ 8.832        822,776
                              2006       $ 8.832      $11.354        655,127
                              2007       $11.354      $12.957        553,835
                              2008       $12.957      $ 7.330        437,552
                              2009       $ 7.330      $ 9.243        352,687
                              2010       $ 9.243      $ 9.785        311,388
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 8.434      $ 6.383         26,764

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 6.383      $ 4.990         40,415
                              2003       $ 4.990      $ 6.460         41,645
                              2004       $ 6.460      $ 7.178         72,052
                              2005       $ 7.178      $ 7.568         65,157
                              2006       $ 7.568      $ 8.858         57,555
                              2007       $ 8.858      $10.239         30,689
                              2008       $10.239      $ 5.678         26,674
                              2009       $ 5.678      $ 5.432              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.774      $11.653        908,741
                              2002       $11.653      $12.140      1,239,228
                              2003       $12.140      $12.997      1,200,593
                              2004       $12.997      $13.503      1,061,043
                              2005       $13.503      $13.775      1,098,818
                              2006       $13.775      $14.375        843,188
                              2007       $14.375      $15.041        752,646
                              2008       $15.041      $13.524        640,520
                              2009       $13.524      $16.367        538,282
                              2010       $16.367      $17.658        455,546
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.008      $10.880         83,420
                              2002       $10.880      $11.178        220,576
                              2003       $11.178      $11.281        204,283
                              2004       $11.281      $11.296        185,724
                              2005       $11.296      $11.361        201,071
                              2006       $11.361      $11.697        185,022
                              2007       $11.697      $11.888        151,045
                              2008       $11.888      $ 9.987        118,985
                              2009       $ 9.987      $10.428         89,992
                              2010       $10.428      $10.538         76,078
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.281      $10.545        390,513
                              2002       $10.545      $10.550        463,153
                              2003       $10.550      $10.486        389,404
                              2004       $10.486      $10.442        276,452
                              2005       $10.442      $10.597        340,368
                              2006       $10.597      $10.946        386,163
                              2007       $10.946      $11.339        239,947
                              2008       $11.339      $11.469        321,999
                              2009       $11.469      $11.326        251,260
                              2010       $11.326      $11.183        241,347
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $ 9.940      $ 8.814      1,726,975
                              2002       $ 8.814      $ 7.841      1,820,120
                              2003       $ 7.841      $ 9.773      1,860,045
                              2004       $ 9.773      $10.650      1,860,567

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.650      $11.390      1,864,221
                              2006       $11.390      $12.934      1,600,534
                              2007       $12.934      $13.870      1,322,649
                              2008       $13.870      $10.410      1,069,708
                              2009       $10.410      $12.306        957,836
                              2010       $12.306      $12.978        798,091
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.568      $ 9.766         19,767
                              2002       $ 9.766      $ 7.811         35,624
                              2003       $ 7.811      $ 9.823         43,176
                              2004       $ 9.823      $10.776         39,057
                              2005       $10.776      $11.195         30,538
                              2006       $11.195      $12.812         27,760
                              2007       $12.812      $11.884         21,026
                              2008       $11.884      $ 7.193         17,836
                              2009       $ 7.193      $ 9.218         13,740
                              2010       $ 9.218      $10.410         13,947
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.019      $ 7.069         76,988
                              2002       $ 7.069      $ 5.745        140,025
                              2003       $ 5.745      $ 7.291        107,076
                              2004       $ 7.291      $ 8.364        159,662
                              2005       $ 8.364      $ 9.265        182,134
                              2006       $ 9.265      $11.683        158,006
                              2007       $11.683      $12.499        140,631
                              2008       $12.499      $ 6.916         72,436
                              2009       $ 6.916      $ 8.510         78,950
                              2010       $ 8.510      $ 9.244         63,718
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.311          2,641
                              2003       $ 7.311      $10.802          6,304
                              2004       $10.802      $13.460          3,628
                              2005       $13.460      $14.224          3,881
                              2006       $14.224      $16.472          4,408
                              2007       $16.472      $14.193          3,688
                              2008       $14.193      $ 8.497          1,693
                              2009       $ 8.497      $11.034            810
                              2010       $11.034      $13.725            786
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.120      $ 6.220         59,547
                              2002       $ 6.220      $ 4.511         73,129
                              2003       $ 4.511      $ 5.563         79,963
                              2004       $ 5.563      $ 5.769         69,245
                              2005       $ 5.769      $ 6.020         70,217
                              2006       $ 6.020      $ 6.267         48,218
                              2007       $ 6.267      $ 6.528         38,457

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.528      $ 4.058        37,144
                              2009       $ 4.058      $ 6.567        28,768
                              2010       $ 6.567      $ 7.832        24,108
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.339      $ 6.988        51,206
                              2002       $ 6.988      $ 4.977        68,489
                              2003       $ 4.977      $ 6.138        87,619
                              2004       $ 6.138      $ 6.531       161,926
                              2005       $ 6.531      $ 7.461       177,312
                              2006       $ 7.461      $ 7.669       139,008
                              2007       $ 7.669      $ 9.230       113,591
                              2008       $ 9.230      $ 4.630        75,159
                              2009       $ 4.630      $ 7.568        52,257
                              2010       $ 7.568      $ 9.180        42,054
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.389      $ 5.898        10,560
                              2002       $ 5.898      $ 5.304        11,069
                              2003       $ 5.304      $ 7.838        23,523
                              2004       $ 7.838      $ 9.527        39,331
                              2005       $ 9.527      $12.591        63,026
                              2006       $12.591      $17.049        38,261
                              2007       $17.049      $23.639        24,769
                              2008       $23.639      $10.123        20,824
                              2009       $10.123      $16.975        26,083
                              2010       $16.975      $19.947        18,906
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.057      $ 7.217        35,642
                              2002       $ 7.217      $ 5.927        48,702
                              2003       $ 5.927      $ 7.456        55,816
                              2004       $ 7.456      $ 8.641        72,356
                              2005       $ 8.641      $ 9.476        78,380
                              2006       $ 9.476      $11.707        61,253
                              2007       $11.707      $13.243        45,985
                              2008       $13.243      $ 7.240        41,188
                              2009       $ 7.240      $ 9.473        27,207
                              2010       $ 9.473      $ 9.884        18,402
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.329         5,836
                              2003       $ 7.329      $10.258        22,505
                              2004       $10.258      $12.315        32,443
                              2005       $12.315      $14.295        50,928
                              2006       $14.295      $15.423        32,275
                              2007       $15.423      $18.677        23,703
                              2008       $18.677      $ 9.816        20,819
                              2009       $ 9.816      $15.278        15,942

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $15.278      $19.959        12,659
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.507      $12.478        29,381
                              2002       $12.478      $12.139        32,174
                              2003       $12.139      $16.594        29,685
                              2004       $16.594      $22.345        28,214
                              2005       $22.345      $25.824        37,960
                              2006       $25.824      $35.197        30,355
                              2007       $35.197      $28.815        22,829
                              2008       $28.815      $17.667        15,783
                              2009       $17.667      $22.388        13,235
                              2010       $22.388      $28.727         6,844



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

      WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.31



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.239      $10.110        43,606
                              2002       $10.110      $ 7.749        96,407
                              2003       $ 7.749      $10.099       166,608
                              2004       $10.099      $11.075       222,746
                              2005       $11.075      $11.423       380,216
                              2006       $11.423      $13.176       320,959
                              2007       $13.176      $13.622       251,275
                              2008       $13.622      $ 7.965       210,638
                              2009       $ 7.965      $ 9.452       186,429
                              2010       $ 9.452      $10.512       164,462
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.998      $ 6.020        17,963
                              2002       $ 6.020      $ 4.258         9,039
                              2003       $ 4.258      $ 5.655        18,045
                              2004       $ 5.655      $ 6.386        29,462
                              2005       $ 6.386      $ 7.030        90,937
                              2006       $ 7.030      $ 6.846        91,570
                              2007       $ 6.846      $ 7.604        75,568
                              2008       $ 7.604      $ 4.304        63,531
                              2009       $ 4.304      $ 5.638        59,865
                              2010       $ 5.638      $ 6.382        46,966
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.976      $ 6.495         9,497
                              2002       $ 6.495      $ 4.429        13,771
                              2003       $ 4.429      $ 5.387        31,798
                              2004       $ 5.387      $ 5.755        33,878
                              2005       $ 5.755      $ 6.517        79,082
                              2006       $ 6.517      $ 6.385        69,377
                              2007       $ 6.385      $ 7.152        67,200

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.152      $ 4.244        64,152
                              2009       $ 4.244      $ 5.737        59,285
                              2010       $ 5.737      $ 6.213        46,646
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.709         1,083
                              2005       $10.709      $10.909        14,447
                              2006       $10.909      $11.764        15,801
                              2007       $11.764      $11.913         9,717
                              2008       $11.913      $ 9.000         7,296
                              2009       $ 9.000      $12.663         9,289
                              2010       $12.663      $14.142        13,011
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.254        26,676
                              2005       $11.254      $11.275       113,496
                              2006       $11.275      $13.145       175,989
                              2007       $13.145      $13.447       207,971
                              2008       $13.447      $ 9.327       184,750
                              2009       $ 9.327      $12.469       187,937
                              2010       $12.469      $13.853       197,443
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.347             0
                              2006       $11.347      $13.089        26,924
                              2007       $13.089      $12.597        25,023
                              2008       $12.597      $ 8.320        26,836
                              2009       $ 8.320      $10.595        26,533
                              2010       $10.595      $13.395        29,574
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.965             0
                              2005       $10.965      $11.952        54,279
                              2006       $11.952      $13.952        61,800
                              2007       $13.952      $14.234        76,218
                              2008       $14.234      $ 8.826        60,783
                              2009       $ 8.826      $10.970        52,955
                              2010       $10.970      $12.027        56,678
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.533         3,448
                              2005       $11.533      $12.529        64,333
                              2006       $12.529      $15.004        77,890
                              2007       $15.004      $17.079        76,293
                              2008       $17.079      $10.040        65,615
                              2009       $10.040      $13.567        60,684
                              2010       $13.567      $14.501        64,224
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.282      $ 6.264          9,044
                              2002       $ 6.264      $ 4.672         20,204
                              2003       $ 4.672      $ 5.967         45,160
                              2004       $ 5.967      $ 6.273         46,044
                              2005       $ 6.273      $ 6.732         34,856
                              2006       $ 6.732      $ 7.056         60,721
                              2007       $ 7.056      $ 7.793         45,363
                              2008       $ 7.793      $ 4.418         44,240
                              2009       $ 4.418      $ 5.275         34,026
                              2010       $ 5.275      $ 6.007         45,543
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 7.171         31,111
                              2002       $ 7.171      $ 4.931         24,045
                              2003       $ 4.931      $ 6.081          9,217
                              2006       $10.000      $10.813         21,759
                              2007       $10.813      $11.524         16,050
                              2008       $11.524      $ 7.939         12,644
                              2009       $ 7.939      $10.043          9,761
                              2010       $10.043      $10.849          9,065
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.694      $ 9.995        574,872
                              2002       $ 9.995      $ 8.080        683,253
                              2003       $ 8.080      $10.189        829,863
                              2004       $10.189      $10.896        905,170
                              2005       $10.896      $11.346      1,844,726
                              2006       $11.346      $12.429      1,571,338
                              2007       $12.429      $12.772      1,240,461
                              2008       $12.772      $ 8.015      1,026,689
                              2009       $ 8.015      $ 9.824        912,175
                              2010       $ 9.824      $10.702        813,820
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $ 9.943      $ 9.191        211,641
                              2002       $ 9.191      $ 7.928        250,523
                              2003       $ 7.928      $10.324        287,875
                              2004       $10.324      $11.699        302,991
                              2005       $11.699      $12.267        598,046
                              2006       $12.267      $14.750        477,853
                              2007       $14.750      $15.564        389,843
                              2008       $15.564      $ 9.063        306,115
                              2009       $ 9.063      $10.406        273,150
                              2010       $10.406      $11.498        223,574

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 6.951      $ 4.540        23,364
                              2002       $ 4.540      $ 4.157        33,980
                              2003       $ 4.157      $ 5.236        57,374
                              2004       $ 5.236      $ 5.671       100,343
                              2005       $ 5.671      $ 5.714       171,558
                              2006       $ 5.714      $ 6.157       152,718
                              2007       $ 6.157      $ 6.324       111,441
                              2008       $ 6.324      $ 4.793        70,633
                              2009       $ 4.793      $ 6.832        62,661
                              2010       $ 6.832      $ 7.425        53,395
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.042      $10.129        20,197
                              2002       $10.129      $ 9.224        15,096
                              2003       $ 9.224      $10.990        35,341
                              2004       $10.990      $12.024        83,247
                              2005       $12.024      $12.681       141,118
                              2006       $12.681      $14.281       134,361
                              2007       $14.281      $14.531        91,496
                              2008       $14.531      $10.561        83,540
                              2009       $10.561      $13.034        83,128
                              2010       $13.034      $14.441        76,928
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.834         5,192
                              2005       $10.834      $11.499        15,496
                              2006       $11.499      $12.610        15,599
                              2007       $12.610      $13.619        13,756
                              2008       $13.619      $ 9.599        12,836
                              2009       $ 9.599      $12.324        10,761
                              2010       $12.324      $13.866        33,000
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 8.963      $ 7.756        71,445
                              2002       $ 7.756      $ 5.927        89,352
                              2003       $ 5.927      $ 7.472       141,795
                              2004       $ 7.472      $ 8.148       159,396
                              2005       $ 8.148      $ 8.407       354,596
                              2006       $ 8.407      $ 9.580       296,168
                              2007       $ 9.580      $ 9.939       228,252
                              2008       $ 9.939      $ 6.167       187,242
                              2009       $ 6.167      $ 7.682       170,238
                              2010       $ 7.682      $ 8.701       162,435

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.126      $ 5.489        58,602
                              2002       $ 5.489      $ 3.654        56,884
                              2003       $ 3.654      $ 4.588       184,934
                              2004       $ 4.588      $ 4.842       229,324
                              2005       $ 4.842      $ 5.153       346,125
                              2006       $ 5.153      $ 5.226       311,883
                              2007       $ 5.226      $ 6.026       192,539
                              2008       $ 6.026      $ 3.031       180,252
                              2009       $ 3.031      $ 4.963       166,339
                              2010       $ 4.963      $ 5.865       131,339
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.063        20,208
                              2003       $ 8.063      $10.414        51,404
                              2004       $10.414      $12.092       146,680
                              2005       $12.092      $12.444       384,883
                              2006       $12.444      $14.268       325,991
                              2007       $14.268      $13.780       271,827
                              2008       $13.780      $ 8.740       204,204
                              2009       $ 8.740      $11.098       178,918
                              2010       $11.098      $12.691       147,754
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.144         3,822
                              2005       $11.144      $12.209         5,267
                              2006       $12.209      $12.631         6,756
                              2007       $12.631      $14.646         7,246
                              2008       $14.646      $ 7.677         6,955
                              2009       $ 7.677      $11.837         5,409
                              2010       $11.837      $14.855         5,409
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.766        19,804
                              2002       $ 9.766      $ 6.931        36,225
                              2003       $ 6.931      $ 9.671        48,989
                              2004       $ 9.671      $10.927        65,854
                              2005       $10.927      $12.100       141,560
                              2006       $12.100      $14.401       130,694
                              2007       $14.401      $15.312       100,782
                              2008       $15.312      $ 8.864        79,602
                              2009       $ 8.864      $12.166        65,173
                              2010       $12.166      $14.664        63,572

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.135      $ 7.419        357,307
                              2002       $ 7.419      $ 5.642        341,997
                              2003       $ 5.642      $ 6.528        338,944
                              2004       $ 6.528      $ 7.767        350,343
                              2005       $ 7.767      $ 8.778        629,330
                              2006       $ 8.778      $10.414        496,285
                              2007       $10.414      $12.356        419,321
                              2008       $12.356      $ 8.129        346,780
                              2009       $ 8.129      $ 9.559        281,419
                              2010       $ 9.559      $10.078        236,698
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.688      $ 6.833         29,849
                              2002       $ 6.833      $ 5.214         22,928
                              2003       $ 5.214      $ 6.481         36,637
                              2004       $ 6.481      $ 7.203         35,684
                              2005       $ 7.203      $ 8.748         99,456
                              2006       $ 8.748      $ 9.302         97,090
                              2007       $ 9.302      $10.974         56,113
                              2008       $10.974      $ 5.533         46,258
                              2009       $ 5.533      $ 9.246         43,045
                              2010       $ 9.246      $11.489         33,400
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $ 9.536      $ 6.876        548,984
                              2002       $ 6.876      $ 5.341        625,271
                              2003       $ 5.341      $ 6.467        820,106
                              2004       $ 6.467      $ 7.087        973,779
                              2005       $ 7.087      $ 8.257      2,224,244
                              2006       $ 8.257      $ 8.483      1,906,651
                              2007       $ 8.483      $ 9.997      1,502,886
                              2008       $ 9.997      $ 5.163      1,244,953
                              2009       $ 5.163      $ 8.721      1,122,206
                              2010       $ 8.721      $10.986        953,018
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.202      $ 7.461        245,887
                              2002       $ 7.461      $ 5.785        253,460
                              2003       $ 5.785      $ 7.360        269,434
                              2004       $ 7.360      $ 8.181        267,130
                              2005       $ 8.181      $ 8.768        564,921
                              2006       $ 8.768      $11.258        490,532
                              2007       $11.258      $12.830        410,916
                              2008       $12.830      $ 7.248        344,149
                              2009       $ 7.248      $ 9.129        309,780
                              2010       $ 9.129      $ 9.651        237,110
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 8.427      $ 6.370         12,618

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 6.370      $ 4.974         7,764
                              2003       $ 4.974      $ 6.430        14,167
                              2004       $ 6.430      $ 7.135        39,053
                              2005       $ 7.135      $ 7.514        72,838
                              2006       $ 7.514      $ 8.783        66,198
                              2007       $ 8.783      $10.139        30,365
                              2008       $10.139      $ 5.615        25,768
                              2009       $ 5.615      $ 5.370             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.766      $11.630       245,837
                              2002       $11.630      $12.099       324,541
                              2003       $12.099      $12.937       355,309
                              2004       $12.937      $13.423       355,286
                              2005       $13.423      $13.676       613,650
                              2006       $13.676      $14.253       534,244
                              2007       $14.253      $14.893       458,141
                              2008       $14.893      $13.374       353,527
                              2009       $13.374      $16.164       340,358
                              2010       $16.164      $17.417       322,614
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.320      $10.858        13,568
                              2002       $10.858      $11.140        77,630
                              2003       $11.140      $11.229        72,936
                              2004       $11.229      $11.229        70,226
                              2005       $11.229      $11.279       128,466
                              2006       $11.279      $11.598       143,012
                              2007       $11.598      $11.771        87,644
                              2008       $11.771      $ 9.876        45,639
                              2009       $ 9.876      $10.299        58,596
                              2010       $10.299      $10.394        55,694
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.273      $10.524        45,902
                              2002       $10.524      $10.515       158,833
                              2003       $10.515      $10.437       114,053
                              2004       $10.437      $10.380       101,027
                              2005       $10.380      $10.521       143,030
                              2006       $10.521      $10.853       148,718
                              2007       $10.853      $11.228       135,509
                              2008       $11.228      $11.342       196,692
                              2009       $11.342      $11.186       207,847
                              2010       $11.186      $11.030       102,216
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $ 9.932      $ 8.796       560,497
                              2002       $ 8.796      $ 7.815       541,067
                              2003       $ 7.815      $ 9.728       613,074
                              2004       $ 9.728      $10.587       803,910

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.587      $11.308      1,095,506
                              2006       $11.308      $12.824        958,510
                              2007       $12.824      $13.735        718,962
                              2008       $13.735      $10.295        627,426
                              2009       $10.295      $12.154        588,372
                              2010       $12.154      $12.800        530,476
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.560      $ 9.746          7,204
                              2002       $ 9.746      $ 7.785         28,718
                              2003       $ 7.785      $ 9.778         44,525
                              2004       $ 9.778      $10.712         41,833
                              2005       $10.712      $11.115         58,716
                              2006       $11.115      $12.703         49,340
                              2007       $12.703      $11.768         31,755
                              2008       $11.768      $ 7.113         28,992
                              2009       $ 7.113      $ 9.104         25,707
                              2010       $ 9.104      $10.268         19,731
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.013      $ 7.054         15,017
                              2002       $ 7.054      $ 5.726         28,263
                              2003       $ 5.726      $ 7.257         57,485
                              2004       $ 7.257      $ 8.314         71,627
                              2005       $ 8.314      $ 9.198        136,746
                              2006       $ 9.198      $11.584        147,320
                              2007       $11.584      $12.376        122,835
                              2008       $12.376      $ 6.839        108,749
                              2009       $ 6.839      $ 8.405         96,866
                              2010       $ 8.405      $ 9.118         85,425
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.305          7,820
                              2003       $ 7.305      $10.778         11,144
                              2004       $10.778      $13.414          7,962
                              2005       $13.414      $14.156         12,409
                              2006       $14.156      $16.373         10,699
                              2007       $16.373      $14.089          7,918
                              2008       $14.089      $ 8.424          7,886
                              2009       $ 8.424      $10.925          7,325
                              2010       $10.925      $13.571          7,230
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.114      $ 6.207          4,428
                              2002       $ 6.207      $ 4.496         14,057
                              2003       $ 4.496      $ 5.538         38,335
                              2004       $ 5.538      $ 5.735         39,607
                              2005       $ 5.735      $ 5.977         68,847
                              2006       $ 5.977      $ 6.214         71,299
                              2007       $ 6.214      $ 6.464         40,024

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.464      $ 4.013        37,894
                              2009       $ 4.013      $ 6.486        33,860
                              2010       $ 6.486      $ 7.725        28,495
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.333      $ 6.974        19,987
                              2002       $ 6.974      $ 4.960        11,310
                              2003       $ 4.960      $ 6.110        26,818
                              2004       $ 6.110      $ 6.492        63,555
                              2005       $ 6.492      $ 7.408       153,571
                              2006       $ 7.408      $ 7.604       143,922
                              2007       $ 7.604      $ 9.139       119,242
                              2008       $ 9.139      $ 4.579        92,344
                              2009       $ 4.579      $ 7.474        81,830
                              2010       $ 7.474      $ 9.055        73,555
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.389      $ 5.886            10
                              2002       $ 5.886      $ 5.287        19,656
                              2003       $ 5.287      $ 7.802        29,445
                              2004       $ 7.802      $ 9.471        48,002
                              2005       $ 9.471      $12.500       112,111
                              2006       $12.500      $16.904        83,983
                              2007       $16.904      $23.408        61,058
                              2008       $23.408      $10.011        50,602
                              2009       $10.011      $16.765        48,186
                              2010       $16.765      $19.675        72,189
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.051      $ 7.202        11,730
                              2002       $ 7.202      $ 5.907        12,608
                              2003       $ 5.907      $ 7.421        22,820
                              2004       $ 7.421      $ 8.590        32,386
                              2005       $ 8.590      $ 9.407        63,969
                              2006       $ 9.407      $11.607        82,413
                              2007       $11.607      $13.114        70,306
                              2008       $13.114      $ 7.160        65,726
                              2009       $ 7.160      $ 9.356        61,378
                              2010       $ 9.356      $ 9.749        47,795
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.323         5,206
                              2003       $ 7.323      $10.236         8,564
                              2004       $10.236      $12.272        17,776
                              2005       $12.272      $14.227        73,335
                              2006       $14.227      $15.330        68,854
                              2007       $15.330      $18.539        55,108
                              2008       $18.539      $ 9.731        48,609
                              2009       $ 9.731      $15.127        50,144

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $15.127      $19.735        41,905
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.499      $12.453         5,850
                              2002       $12.453      $12.098        12,835
                              2003       $12.098      $16.517        27,913
                              2004       $16.517      $22.213        28,430
                              2005       $22.213      $25.638        38,879
                              2006       $25.638      $34.898        37,837
                              2007       $34.898      $28.533        27,791
                              2008       $28.533      $17.472        21,662
                              2009       $17.472      $22.111        19,306
                              2010       $22.111      $28.335        16,571



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.755      $10.612      3,317,724
                              2002       $10.612      $ 8.128      2,563,335
                              2003       $ 8.128      $10.586      2,741,141
                              2004       $10.586      $11.601      2,504,349
                              2005       $11.601      $11.956      1,925,548
                              2006       $11.956      $13.782      1,502,358
                              2007       $13.782      $14.238      1,122,028
                              2008       $14.238      $ 8.320        830,146
                              2009       $ 8.320      $ 9.866        697,832
                              2010       $ 9.866      $10.965        587,372
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.138      $ 6.121        457,425
                              2002       $ 6.121      $ 4.326        353,529
                              2003       $ 4.326      $ 5.742        743,523
                              2004       $ 5.742      $ 6.480        923,315
                              2005       $ 6.480      $ 7.128        852,090
                              2006       $ 7.128      $ 6.936        738,855
                              2007       $ 6.936      $ 7.699        614,118
                              2008       $ 7.699      $ 4.355        415,941
                              2009       $ 4.355      $ 5.701        314,177
                              2010       $ 5.701      $ 6.448        295,239
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.854      $ 6.392      1,117,648
                              2002       $ 6.392      $ 4.355        953,511
                              2003       $ 4.355      $ 5.294      1,039,818
                              2004       $ 5.294      $ 5.652        867,095
                              2005       $ 5.652      $ 6.396        732,068
                              2006       $ 6.396      $ 6.261        798,997
                              2007       $ 6.261      $ 7.009        561,092

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.009      $ 4.156       428,037
                              2009       $ 4.156      $ 5.614       388,925
                              2010       $ 5.614      $ 6.076       336,713
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703        16,340
                              2005       $10.703      $10.896        35,988
                              2006       $10.896      $11.741        87,585
                              2007       $11.741      $11.882        71,951
                              2008       $11.882      $ 8.971        58,991
                              2009       $ 8.971      $12.613        70,919
                              2010       $12.613      $14.075        88,911
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249       136,380
                              2005       $11.249      $11.261       401,874
                              2006       $11.261      $13.121       666,843
                              2007       $13.121      $13.412       623,476
                              2008       $13.412      $ 9.296       581,641
                              2009       $ 9.296      $12.420       601,823
                              2010       $12.420      $13.788       513,147
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.342        84,541
                              2006       $11.342      $13.073       329,440
                              2007       $13.073      $12.574       185,907
                              2008       $12.574      $ 8.298       115,268
                              2009       $ 8.298      $10.560       108,629
                              2010       $10.560      $13.342       108,946
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960       128,383
                              2005       $10.960      $11.939       408,502
                              2006       $11.939      $13.926       675,203
                              2007       $13.926      $14.198       522,379
                              2008       $14.198      $ 8.798       366,965
                              2009       $ 8.798      $10.927       330,888
                              2010       $10.927      $11.971       299,621
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528        97,324
                              2005       $11.528      $12.514       387,782
                              2006       $12.514      $14.975       553,193
                              2007       $14.975      $17.034       403,597
                              2008       $17.034      $10.007       330,022
                              2009       $10.007      $13.512       325,035
                              2010       $13.512      $14.433       314,470
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.317      $ 6.287         510,155
                              2002       $ 6.287      $ 4.686         511,129
                              2003       $ 4.686      $ 5.980         524,081
                              2004       $ 5.980      $ 6.282         534,172
                              2005       $ 6.282      $ 6.737         392,447
                              2006       $ 6.737      $ 7.057         433,180
                              2007       $ 7.057      $ 7.788         328,849
                              2008       $ 7.788      $ 4.412         252,649
                              2009       $ 4.412      $ 5.264         206,588
                              2010       $ 5.264      $ 5.990         168,821
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $ 7.994      $ 6.886       1,317,408
                              2002       $ 6.886      $ 4.732       1,091,493
                              2003       $ 4.732      $ 5.832         879,147
                              2004       $ 5.832      $ 6.078         686,372
                              2005       $ 6.078      $ 6.327         485,608
                              2006       $10.000      $10.807         259,256
                              2007       $10.807      $11.511         209,314
                              2008       $11.511      $ 7.924         180,600
                              2009       $ 7.924      $10.017         172,316
                              2010       $10.017      $10.813         172,095
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $36.516      $34.106      12,948,190
                              2002       $34.106      $27.551      10,489,433
                              2003       $27.551      $34.717       8,870,731
                              2004       $34.717      $37.102       7,047,011
                              2005       $37.102      $38.608       4,911,800
                              2006       $38.608      $42.263       3,546,322
                              2007       $42.263      $43.397       2,610,482
                              2008       $43.397      $27.215       2,059,988
                              2009       $27.215      $33.333       1,773,988
                              2010       $33.333      $36.287       1,555,806
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $18.366      $16.964       5,770,297
                              2002       $16.964      $14.622       4,777,066
                              2003       $14.622      $19.028       4,093,574
                              2004       $19.028      $21.548       3,493,723
                              2005       $21.548      $22.579       2,606,536
                              2006       $22.579      $27.129       1,915,298
                              2007       $27.129      $28.606       1,437,205
                              2008       $28.606      $16.647       1,142,883
                              2009       $16.647      $19.099         975,203

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $19.099      $21.089        841,462
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $15.948      $10.409      2,178,760
                              2002       $10.409      $ 9.524      1,675,719
                              2003       $ 9.524      $11.987      1,699,286
                              2004       $11.987      $12.973      1,377,197
                              2005       $12.973      $13.062        945,262
                              2006       $13.062      $14.067        710,366
                              2007       $14.067      $14.437        508,852
                              2008       $14.437      $10.935        395,345
                              2009       $10.935      $15.576        347,143
                              2010       $15.576      $16.915        324,656
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $12.780      $12.881      2,367,507
                              2002       $12.881      $11.722      2,012,059
                              2003       $11.722      $13.957      1,733,127
                              2004       $13.957      $15.260      1,464,501
                              2005       $15.260      $16.082      1,065,844
                              2006       $16.082      $18.098        790,698
                              2007       $18.098      $18.403        628,159
                              2008       $18.403      $13.366        487,539
                              2009       $13.366      $16.483        413,277
                              2010       $16.483      $18.250        373,113
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829         60,758
                              2005       $10.829      $11.483        174,142
                              2006       $11.483      $12.586        206,849
                              2007       $12.586      $13.584        102,079
                              2008       $13.584      $ 9.567         87,924
                              2009       $ 9.567      $12.275         78,617
                              2010       $12.275      $13.802         80,905
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $11.760      $10.169      5,764,581
                              2002       $10.169      $ 7.766      5,971,731
                              2003       $ 7.766      $ 9.784      5,882,954
                              2004       $ 9.784      $10.661      5,142,081
                              2005       $10.661      $10.992      3,722,566
                              2006       $10.992      $12.517      2,631,419
                              2007       $12.517      $12.977      1,974,643
                              2008       $12.977      $ 8.047      1,574,580
                              2009       $ 8.047      $10.016      1,457,457

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $10.016      $11.337      1,264,200
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $21.368      $14.422      4,150,641
                              2002       $14.422      $ 9.594      2,831,762
                              2003       $ 9.594      $12.038      2,449,383
                              2004       $12.038      $12.695      1,901,939
                              2005       $12.695      $13.501      1,408,260
                              2006       $13.501      $13.683        980,607
                              2007       $13.683      $15.768        741,908
                              2008       $15.768      $ 7.925        589,233
                              2009       $ 7.925      $12.968        513,606
                              2010       $12.968      $15.313        447,359
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.059        882,878
                              2003       $ 8.059      $10.402      2,134,435
                              2004       $10.402      $12.069      3,144,760
                              2005       $12.069      $12.412      3,041,301
                              2006       $12.412      $14.222      2,426,538
                              2007       $14.222      $13.725      1,705,057
                              2008       $13.725      $ 8.699      1,230,348
                              2009       $ 8.699      $11.039      1,022,908
                              2010       $11.039      $12.615        878,046
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.138         40,008
                              2005       $11.138      $12.195         43,994
                              2006       $12.195      $12.608         35,417
                              2007       $12.608      $14.608         27,395
                              2008       $14.608      $ 7.652         27,412
                              2009       $ 7.652      $11.790         29,370
                              2010       $11.790      $14.785         12,057
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.234      $ 9.765      1,367,293
                              2002       $ 9.765      $ 6.925      1,483,690
                              2003       $ 6.925      $ 9.656      1,742,730
                              2004       $ 9.656      $10.902      1,679,162
                              2005       $10.902      $12.065      1,299,789
                              2006       $12.065      $14.349      1,049,995
                              2007       $14.349      $15.246        700,083
                              2008       $15.246      $ 8.819        514,021
                              2009       $ 8.819      $12.097        422,897
                              2010       $12.097      $14.570        370,772

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $33.193      $24.282      3,506,974
                              2002       $24.282      $18.455      2,659,431
                              2003       $18.455      $21.337      2,213,596
                              2004       $21.337      $25.367      1,799,377
                              2005       $25.367      $28.650      1,356,098
                              2006       $28.650      $33.966      1,001,339
                              2007       $33.966      $40.270        746,655
                              2008       $40.270      $26.476        609,966
                              2009       $26.476      $31.112        526,890
                              2010       $31.112      $32.778        453,406
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $14.005      $ 9.871      2,725,210
                              2002       $ 9.871      $ 7.528      1,948,166
                              2003       $ 7.528      $ 9.350      1,714,271
                              2004       $ 9.350      $10.384      1,361,018
                              2005       $10.384      $12.602      1,019,103
                              2006       $12.602      $13.391        780,467
                              2007       $13.391      $15.788        596,222
                              2008       $15.788      $ 7.955        475,560
                              2009       $ 7.955      $13.282        395,637
                              2010       $13.282      $16.493        355,514
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $67.245      $48.450      8,138,160
                              2002       $48.450      $37.610      6,331,379
                              2003       $37.610      $45.509      5,231,139
                              2004       $45.509      $49.838      4,131,819
                              2005       $49.838      $58.024      2,949,664
                              2006       $58.024      $59.566      2,194,479
                              2007       $59.566      $70.154      1,597,858
                              2008       $70.154      $36.202      1,291,072
                              2009       $36.202      $61.110      1,138,719
                              2010       $61.110      $76.927        995,460
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $40.461      $32.784      3,317,658
                              2002       $32.784      $25.402      2,548,744
                              2003       $25.402      $32.295      2,066,923
                              2004       $32.295      $35.874      1,686,266
                              2005       $35.874      $38.420      1,201,751
                              2006       $38.420      $49.295        894,573
                              2007       $49.295      $56.141        652,689
                              2008       $56.141      $31.695        523,320
                              2009       $31.695      $39.888        452,304
                              2010       $39.888      $42.143        392,397
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $ 9.893      $ 7.473       2,262,652
                              2002       $ 7.473      $ 5.830       1,684,270
                              2003       $ 5.830      $ 7.532       1,459,745
                              2004       $ 7.532      $ 8.352       1,190,435
                              2005       $ 8.352      $ 8.789         854,304
                              2006       $ 8.789      $10.267         622,718
                              2007       $10.267      $11.844         470,489
                              2008       $11.844      $ 6.554         357,203
                              2009       $ 6.554      $ 6.267               0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $19.815      $21.390       5,113,210
                              2002       $21.390      $22.238       5,001,207
                              2003       $22.238      $23.762       4,034,766
                              2004       $23.762      $24.637       3,076,944
                              2005       $24.637      $25.084       2,234,168
                              2006       $25.084      $26.123       1,646,739
                              2007       $26.123      $27.278       1,280,252
                              2008       $27.278      $24.479         996,265
                              2009       $24.479      $29.565         876,636
                              2010       $29.565      $31.833         757,737
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.490      $11.029         822,746
                              2002       $11.029      $11.307       2,600,397
                              2003       $11.307      $11.389       1,967,285
                              2004       $11.389      $11.382       1,658,557
                              2005       $11.382      $11.424       1,253,495
                              2006       $11.424      $11.739       1,036,788
                              2007       $11.739      $11.906         746,305
                              2008       $11.906      $ 9.982         584,564
                              2009       $ 9.982      $10.402         583,213
                              2010       $10.402      $10.491         510,916
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $13.989      $14.320      11,669,438
                              2002       $14.320      $14.299      10,573,509
                              2003       $14.299      $14.183       5,773,240
                              2004       $14.183      $14.096       3,746,714
                              2005       $14.096      $14.277       2,747,066
                              2006       $14.277      $14.717       2,447,475
                              2007       $14.717      $15.214       2,071,826
                              2008       $15.214      $15.358       2,037,145
                              2009       $15.358      $15.136       1,679,149
                              2010       $15.136      $14.916       1,207,729
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $31.017      $27.448       6,817,073
                              2002       $27.448      $24.370       4,631,326
                              2003       $24.370      $30.314       3,912,134

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $30.314      $32.968      3,178,632
                              2005       $32.968      $35.188      2,306,062
                              2006       $35.188      $39.878      1,770,166
                              2007       $39.878      $42.681      1,362,995
                              2008       $42.681      $31.969      1,094,968
                              2009       $31.969      $37.716        982,149
                              2010       $37.716      $39.695        874,248
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.791      $ 9.952        458,634
                              2002       $ 9.952      $ 7.944        597,267
                              2003       $ 7.944      $ 9.970        552,457
                              2004       $ 9.970      $10.915        457,153
                              2005       $10.915      $11.318        334,455
                              2006       $11.320      $12.930        240,380
                              2007       $12.926      $11.966        183,364
                              2008       $11.966      $ 7.228        137,784
                              2009       $ 7.228      $ 9.245        115,229
                              2010       $ 9.245      $10.419         97,605
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.076      $ 7.098        605,965
                              2002       $ 7.098      $ 5.758        777,124
                              2003       $ 5.758      $ 7.292        775,816
                              2004       $ 7.292      $ 8.349        811,538
                              2005       $ 8.349      $ 9.230        726,556
                              2006       $ 9.230      $11.616        712,821
                              2007       $11.616      $12.402        549,659
                              2008       $12.402      $ 6.849        421,955
                              2009       $ 6.849      $ 8.410        350,095
                              2010       $ 8.410      $ 9.118        262,718
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301        232,446
                              2003       $ 7.301      $10.766        298,655
                              2004       $10.766      $13.389        218,058
                              2005       $13.389      $14.120        160,174
                              2006       $14.120      $16.320        110,309
                              2007       $16.320      $14.033         70,088
                              2008       $14.033      $ 8.384         49,787
                              2009       $ 8.384      $10.866         40,403
                              2010       $10.866      $13.489         41,084
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.118      $ 6.206        864,153
                              2002       $ 6.206      $ 4.492        888,918
                              2003       $ 4.492      $ 5.529        894,868
                              2004       $ 5.529      $ 5.722        771,536
                              2005       $ 5.722      $ 5.959        557,264
                              2006       $ 5.959      $ 6.191        408,396

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $ 6.191      $ 6.436        290,349
                              2008       $ 6.436      $ 3.993        180,582
                              2009       $ 3.993      $ 6.448        199,424
                              2010       $ 6.448      $ 7.675        154,811
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $12.061      $10.087      3,084,036
                              2002       $10.087      $ 7.169      2,467,852
                              2003       $ 7.169      $ 8.825      2,198,775
                              2004       $ 8.825      $ 9.371      1,827,817
                              2005       $ 9.371      $10.685      1,393,539
                              2006       $10.685      $10.961        990,122
                              2007       $10.961      $13.164        721,808
                              2008       $13.164      $ 6.591        606,443
                              2009       $ 6.591      $10.751        525,200
                              2010       $10.751      $13.015        481,558
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 8.194      $ 7.549        695,767
                              2002       $ 7.549      $ 6.776        746,143
                              2003       $ 6.776      $ 9.993        765,582
                              2004       $ 9.993      $12.122        752,985
                              2005       $12.122      $15.989        657,079
                              2006       $15.989      $21.606        524,432
                              2007       $21.606      $29.898        368,351
                              2008       $29.898      $12.777        272,999
                              2009       $12.777      $21.383        254,936
                              2010       $21.383      $25.077        264,272
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.410      $ 8.278        651,537
                              2002       $ 8.278      $ 6.785        580,876
                              2003       $ 6.785      $ 8.518        710,369
                              2004       $ 8.518      $ 9.852        673,859
                              2005       $ 9.852      $10.782        564,965
                              2006       $10.782      $13.295        534,694
                              2007       $13.295      $15.009        400,579
                              2008       $15.009      $ 8.189        319,952
                              2009       $ 8.189      $10.693        240,571
                              2010       $10.693      $11.135        215,977
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $12.092              0
                              2002       $12.092      $ 7.319         82,841
                              2003       $ 7.319      $10.224        474,262
                              2004       $10.224      $12.250        571,267
                              2005       $12.250      $14.191        519,595
                              2006       $14.191      $15.280        408,245
                              2007       $15.280      $18.466        302,026

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $18.466      $ 9.685       213,660
                              2009       $ 9.685      $15.046       170,802
                              2010       $15.046      $19.616       150,960
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.197      $12.117       613,092
                              2002       $12.117      $11.764       812,682
                              2003       $11.764      $16.049       712,547
                              2004       $16.049      $21.569       610,706
                              2005       $21.569      $24.877       473,300
                              2006       $24.877      $33.839       354,666
                              2007       $33.839      $27.648       200,264
                              2008       $27.648      $16.918       145,180
                              2009       $16.918      $21.395       121,883
                              2010       $21.395      $27.398       111,124



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.360      $10.222         8,207
                              2002       $10.222      $ 7.829        12,552
                              2003       $ 7.829      $10.197        10,278
                              2004       $10.197      $11.175        11,954
                              2005       $11.175      $11.517         6,419
                              2006       $11.517      $13.276         6,363
                              2007       $13.276      $13.715         4,614
                              2008       $13.715      $ 8.014         2,126
                              2009       $ 8.014      $ 9.503         2,111
                              2010       $ 9.503      $10.562           474
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.930      $ 7.645             0
                              2002       $ 7.645      $ 5.278             0
                              2003       $ 5.278      $ 7.006           869
                              2004       $ 7.006      $ 7.906           830
                              2005       $ 7.906      $ 8.696         2,872
                              2006       $ 8.696      $ 8.463         3,247
                              2007       $ 8.463      $ 9.393         3,201
                              2008       $ 9.393      $ 5.313         3,302
                              2009       $ 5.313      $ 6.955         3,422
                              2010       $ 6.955      $ 7.867         3,418
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.810      $ 7.982             0
                              2002       $ 7.982      $ 5.439             0
                              2003       $ 5.439      $ 6.611            85
                              2004       $ 6.611      $ 7.058            85
                              2005       $ 7.058      $ 7.987           348
                              2006       $ 7.987      $ 7.819           347
                              2007       $ 7.819      $ 8.752           346

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.752      $ 5.190          498
                              2009       $ 5.190      $ 7.011          496
                              2010       $ 7.011      $ 7.587          478
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703            0
                              2005       $10.703      $10.896          290
                              2006       $10.896      $11.741          284
                              2007       $11.741      $11.882          278
                              2008       $11.882      $ 8.970          196
                              2009       $ 8.970      $12.613        1,106
                              2010       $12.613      $14.075        1,110
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249        7,572
                              2005       $11.249      $11.262        6,857
                              2006       $11.262      $13.121        9,948
                              2007       $13.121      $13.413        5,826
                              2008       $13.413      $ 9.296        3,958
                              2009       $ 9.296      $12.420        3,957
                              2010       $12.420      $13.789        5,141
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.342        1,889
                              2006       $11.342      $13.073        2,373
                              2007       $13.073      $12.574        1,217
                              2008       $12.574      $ 8.298        1,109
                              2009       $ 8.298      $10.560            0
                              2010       $10.560      $13.342            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960            0
                              2005       $10.960      $11.939          330
                              2006       $11.939      $13.926          330
                              2007       $13.926      $14.198          329
                              2008       $14.198      $ 8.798          329
                              2009       $ 8.798      $10.926          328
                              2010       $10.926      $11.971          328
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528            0
                              2005       $11.528      $12.513        2,894
                              2006       $12.513      $14.974        2,784
                              2007       $14.974      $17.034        2,698
                              2008       $17.034      $10.006        2,432
                              2009       $10.006      $13.512        2,395
                              2010       $13.512      $14.432        2,552
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.900      $ 7.605             0
                              2002       $ 7.605      $ 5.575           912
                              2003       $ 5.575      $ 7.115           947
                              2004       $ 7.115      $ 7.475         1,641
                              2005       $ 7.475      $ 8.016         1,568
                              2006       $ 8.016      $ 8.396         1,579
                              2007       $ 8.396      $ 9.266         1,474
                              2008       $ 9.266      $ 5.250         1,593
                              2009       $ 5.250      $ 6.263         1,119
                              2010       $ 6.263      $ 7.127         1,078
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.160      $ 8.752         2,532
                              2002       $ 8.752      $ 6.014         2,532
                              2003       $ 6.014      $ 7.411             0
                              2006       $10.000      $10.807             0
                              2007       $10.807      $11.511             0
                              2008       $11.511      $ 7.924             0
                              2009       $ 7.924      $10.017             0
                              2010       $10.017      $10.813             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.500      $ 9.803        32,767
                              2002       $ 9.803      $ 7.919        42,750
                              2003       $ 7.919      $ 9.979        42,787
                              2004       $ 9.979      $10.664        53,435
                              2005       $10.664      $11.097        40,658
                              2006       $11.097      $12.148        38,857
                              2007       $12.148      $12.474        37,273
                              2008       $12.474      $ 7.823        37,422
                              2009       $ 7.823      $ 9.581        32,554
                              2010       $ 9.581      $10.430        28,541
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.320      $ 9.532        10,847
                              2002       $ 9.532      $ 8.216        20,590
                              2003       $ 8.216      $10.692        20,537
                              2004       $10.692      $12.108        22,011
                              2005       $12.108      $12.687        18,483
                              2006       $12.687      $15.244         8,209
                              2007       $15.244      $16.074         7,142
                              2008       $16.074      $ 9.354         7,298
                              2009       $ 9.354      $10.732         6,601
                              2010       $10.732      $11.850         5,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.540      $ 6.229         1,095
                              2002       $ 6.229      $ 5.699         3,098
                              2003       $ 5.699      $ 7.173         3,466
                              2004       $ 7.173      $ 7.763         3,619
                              2005       $ 7.763      $ 7.816         2,136
                              2006       $ 7.816      $ 8.417         2,152
                              2007       $ 8.417      $ 8.639         2,019
                              2008       $ 8.639      $ 6.543         1,910
                              2009       $ 6.543      $ 9.320           331
                              2010       $ 9.320      $10.122           318
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.280      $10.524             0
                              2002       $10.524      $ 9.427         3,451
                              2003       $ 9.427      $11.224         3,541
                              2004       $11.224      $12.272         3,582
                              2005       $12.272      $12.933         1,535
                              2006       $12.933      $14.555         1,522
                              2007       $14.555      $14.799             0
                              2008       $14.799      $10.749             0
                              2009       $10.749      $13.255             0
                              2010       $13.255      $14.677             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829             0
                              2005       $10.829      $11.482             0
                              2006       $11.482      $12.586             0
                              2007       $12.586      $13.584             0
                              2008       $13.584      $ 9.567             0
                              2009       $ 9.567      $12.274             0
                              2010       $12.274      $13.801             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.980      $ 8.629         2,300
                              2002       $ 8.629      $ 6.590        17,670
                              2003       $ 6.590      $ 8.302        21,148
                              2004       $ 8.302      $ 9.047        22,901
                              2005       $ 9.047      $ 9.327        10,957
                              2006       $ 9.327      $10.621         3,301
                              2007       $10.621      $11.011         3,661
                              2008       $11.011      $ 6.828         3,714
                              2009       $ 6.828      $ 8.499         3,627
                              2010       $ 8.499      $ 9.620         3,076

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.840      $ 6.641         5,649
                              2002       $ 6.641      $ 4.417         1,319
                              2003       $ 4.417      $ 5.543         1,291
                              2004       $ 5.543      $ 5.846         1,315
                              2005       $ 5.846      $ 6.217           637
                              2006       $ 6.217      $ 6.301           653
                              2007       $ 6.301      $ 7.261           575
                              2008       $ 7.261      $ 3.649           690
                              2009       $ 3.649      $ 5.971           526
                              2010       $ 5.971      $ 7.051           471
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.059         5,914
                              2003       $ 8.059      $10.402         5,415
                              2004       $10.402      $12.069         6,312
                              2005       $12.069      $12.412        11,014
                              2006       $12.412      $14.222        10,255
                              2007       $14.222      $13.725        10,728
                              2008       $13.725      $ 8.699        10,676
                              2009       $ 8.699      $11.039         8,608
                              2010       $11.039      $12.615         8,208
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.138             0
                              2005       $11.138      $12.194             0
                              2006       $12.194      $12.606             0
                              2007       $12.606      $14.606             0
                              2008       $14.606      $ 7.651             0
                              2009       $ 7.651      $11.789             0
                              2010       $11.789      $14.784             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.848         2,318
                              2002       $ 9.848      $ 6.984         3,395
                              2003       $ 6.984      $ 9.738           980
                              2004       $ 9.738      $10.995         2,089
                              2005       $10.995      $12.167           456
                              2006       $12.167      $14.470         1,070
                              2007       $14.470      $15.375           313
                              2008       $15.375      $ 8.894           234
                              2009       $ 8.894      $12.199           221
                              2010       $12.199      $14.694           212

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.140      $ 7.418        15,501
                              2002       $ 7.418      $ 5.638        17,202
                              2003       $ 5.638      $ 6.518        17,738
                              2004       $ 6.518      $ 7.749        31,354
                              2005       $ 7.749      $ 8.752        23,904
                              2006       $ 8.752      $10.376        21,584
                              2007       $10.376      $12.302        21,346
                              2008       $12.302      $ 8.088        21,209
                              2009       $ 8.088      $ 9.504        20,079
                              2010       $ 9.504      $10.013        17,439
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.130      $ 7.140         8,274
                              2002       $ 7.140      $ 5.445         2,542
                              2003       $ 5.445      $ 6.763         1,721
                              2004       $ 6.763      $ 7.511         1,721
                              2005       $ 7.511      $ 9.115           729
                              2006       $ 9.115      $ 9.686           729
                              2007       $ 9.686      $11.419           729
                              2008       $11.419      $ 5.754           728
                              2009       $ 5.754      $ 9.607             0
                              2010       $ 9.607      $11.930             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.130      $ 7.298        42,019
                              2002       $ 7.298      $ 5.665        64,478
                              2003       $ 5.665      $ 6.855        74,136
                              2004       $ 6.855      $ 7.507        73,329
                              2005       $ 7.507      $ 8.740        40,658
                              2006       $ 8.740      $ 8.972        23,587
                              2007       $ 8.972      $10.567        16,815
                              2008       $10.567      $ 5.453        17,707
                              2009       $ 5.453      $ 9.205        13,148
                              2010       $ 9.205      $11.587         7,740
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.400      $ 8.428        15,632
                              2002       $ 8.428      $ 6.530        22,600
                              2003       $ 6.530      $ 8.302        21,150
                              2004       $ 8.302      $ 9.222        22,618
                              2005       $ 9.222      $ 9.877        11,102
                              2006       $ 9.877      $12.673         8,270
                              2007       $12.673      $14.433         8,084
                              2008       $14.433      $ 8.148         8,082
                              2009       $ 8.148      $10.254         4,838
                              2010       $10.254      $10.834         3,127
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.870      $ 7.455         2,872

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 7.455      $ 5.817         2,872
                              2003       $ 5.817      $ 7.515             0
                              2004       $ 7.515      $ 8.333           768
                              2005       $ 8.333      $ 8.769         1,415
                              2006       $ 8.769      $10.243         1,414
                              2007       $10.243      $11.816           617
                              2008       $11.816      $ 6.539           617
                              2009       $ 6.539      $ 6.252             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.020      $10.815        13,397
                              2002       $10.815      $11.244        30,063
                              2003       $11.244      $12.014        32,090
                              2004       $12.014      $12.457        20,752
                              2005       $12.457      $12.682        18,809
                              2006       $12.682      $13.208        20,068
                              2007       $13.208      $13.792        15,423
                              2008       $13.792      $12.377        12,465
                              2009       $12.377      $14.948        10,540
                              2010       $14.948      $16.095         7,931
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.523         2,790
                              2002       $10.523      $10.789        11,646
                              2003       $10.789      $10.867         9,583
                              2004       $10.867      $10.860        14,163
                              2005       $10.860      $10.900        11,671
                              2006       $10.900      $11.200        13,956
                              2007       $11.200      $11.360        11,715
                              2008       $11.360      $ 9.524         9,530
                              2009       $ 9.524      $ 9.925        10,148
                              2010       $ 9.925      $10.010         7,402
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.020      $10.217             0
                              2002       $10.217      $10.239         6,065
                              2003       $10.239      $10.156         6,224
                              2004       $10.156      $10.094         7,414
                              2005       $10.094      $10.223         8,697
                              2006       $10.223      $10.539         6,810
                              2007       $10.539      $10.895         6,859
                              2008       $10.895      $10.998         6,225
                              2009       $10.998      $10.839         1,040
                              2010       $10.839      $10.681           784
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.070      $ 8.913        16,838
                              2002       $ 8.913      $ 7.914        39,436
                              2003       $ 7.914      $ 9.844        39,654
                              2004       $ 9.844      $10.706        34,113

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.706      $11.427        28,478
                              2006       $11.427      $12.950        25,606
                              2007       $12.950      $13.860        25,947
                              2008       $13.860      $10.381        23,735
                              2009       $10.381      $12.248        17,894
                              2010       $12.248      $12.890        21,790
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.230      $ 9.431         2,347
                              2002       $ 9.431      $ 7.528         2,347
                              2003       $ 7.528      $ 9.448             0
                              2004       $ 9.448      $10.344           917
                              2005       $10.344      $10.725           737
                              2006       $10.725      $12.249           737
                              2007       $12.249      $11.340           737
                              2008       $11.340      $ 6.849           737
                              2009       $ 6.849      $ 8.761           737
                              2010       $ 8.761      $ 9.873           509
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.320      $ 8.069         2,833
                              2002       $ 8.069      $ 6.546         3,124
                              2003       $ 6.546      $ 8.289         2,972
                              2004       $ 8.289      $ 9.490         3,719
                              2005       $ 9.490      $10.492         5,087
                              2006       $10.492      $13.204         7,531
                              2007       $13.204      $14.098         4,654
                              2008       $14.098      $ 7.785         5,141
                              2009       $ 7.785      $ 9.560         3,803
                              2010       $ 9.560      $10.364         3,837
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301             0
                              2003       $ 7.301      $10.766             0
                              2004       $10.766      $13.389             0
                              2005       $13.389      $14.120             0
                              2006       $14.120      $16.320             0
                              2007       $16.320      $14.033             0
                              2008       $14.033      $ 8.384             0
                              2009       $ 8.384      $10.866             0
                              2010       $10.866      $13.489             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.820      $ 7.566         2,587
                              2002       $ 7.566      $ 5.477           890
                              2003       $ 5.477      $ 6.741           980
                              2004       $ 6.741      $ 6.976         1,027
                              2005       $ 6.976      $ 7.265         1,018
                              2006       $ 7.265      $ 7.548         1,030
                              2007       $ 7.548      $ 7.847           995

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.847      $ 4.868          968
                              2009       $ 4.868      $ 7.862          773
                              2010       $ 7.862      $ 9.358          698
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.830      $ 8.252            0
                              2002       $ 8.252      $ 5.843            0
                              2003       $ 5.843      $ 7.192            0
                              2004       $ 7.192      $ 7.637            0
                              2005       $ 7.637      $ 8.708          400
                              2006       $ 8.708      $ 8.932            0
                              2007       $ 8.932      $10.728            0
                              2008       $10.728      $ 5.371            0
                              2009       $ 5.371      $ 8.762            0
                              2010       $ 8.762      $10.607            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.540      $ 8.788        1,255
                              2002       $ 8.788      $ 7.888          649
                              2003       $ 7.888      $11.633          648
                              2004       $11.633      $14.111          832
                              2005       $14.111      $18.612        1,442
                              2006       $18.612      $25.151        1,240
                              2007       $25.151      $34.803        1,184
                              2008       $34.803      $14.874        1,278
                              2009       $14.874      $24.891          572
                              2010       $24.891      $29.192          587
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.200      $ 8.110        5,712
                              2002       $ 8.110      $ 6.647        4,909
                              2003       $ 6.647      $ 8.346        4,736
                              2004       $ 8.346      $ 9.653        5,792
                              2005       $ 9.653      $10.564        4,258
                              2006       $10.564      $13.026        3,826
                              2007       $13.026      $14.706        3,378
                              2008       $14.706      $ 8.023        3,734
                              2009       $ 8.023      $10.477        2,914
                              2010       $10.477      $10.910        2,899
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.319            0
                              2003       $ 7.319      $10.224            0
                              2004       $10.224      $12.250          333
                              2005       $12.250      $14.191          664
                              2006       $14.191      $15.280        1,262
                              2007       $15.280      $18.466          546
                              2008       $18.466      $ 9.685          476
                              2009       $ 9.685      $15.046          465

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $15.046      $19.616          458
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.030      $11.192            0
                              2002       $11.192      $10.534          345
                              2003       $10.534      $14.371          345
                              2004       $14.371      $19.313          661
                              2005       $19.313      $22.275          312
                              2006       $22.275      $30.300          990
                              2007       $30.300      $24.756          315
                              2008       $24.756      $15.148          346
                              2009       $15.148      $19.158        1,437
                              2010       $19.158      $24.532        1,269



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION
                  OPTION OR DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.42



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.092         6,026
                              2002       $10.092      $ 7.727        12,958
                              2003       $ 7.727      $10.060        19,313
                              2004       $10.060      $11.020        22,522
                              2005       $11.020      $11.353        59,040
                              2006       $11.353      $13.081        52,134
                              2007       $13.081      $13.509        37,570
                              2008       $13.509      $ 7.891        36,758
                              2009       $ 7.891      $ 9.353        14,809
                              2010       $ 9.353      $10.391        14,537
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 6.153             0
                              2002       $ 6.153      $ 4.246             0
                              2003       $ 4.246      $ 5.633             0
                              2004       $ 5.633      $ 6.354        10,400
                              2005       $ 6.354      $ 6.987        23,815
                              2006       $ 6.987      $ 6.796        27,978
                              2007       $ 6.796      $ 7.541        17,791
                              2008       $ 7.541      $ 4.263        11,650
                              2009       $ 4.263      $ 5.579         5,366
                              2010       $ 5.579      $ 6.308         5,201
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.971      $ 6.484         3,244
                              2002       $ 6.484      $ 4.416         3,632
                              2003       $ 4.416      $ 5.366         5,179
                              2004       $ 5.366      $ 5.726         4,621
                              2005       $ 5.726      $ 6.477         9,752
                              2006       $ 6.477      $ 6.339        14,317
                              2007       $ 6.339      $ 7.093        11,209

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.093      $ 4.204        16,812
                              2009       $ 4.204      $ 5.677        23,524
                              2010       $ 5.677      $ 6.141        14,999
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.701             0
                              2005       $10.701      $10.888         1,451
                              2006       $10.888      $11.728         1,462
                              2007       $11.728      $11.864         1,479
                              2008       $11.864      $ 8.953         2,799
                              2009       $ 8.953      $12.583         3,399
                              2010       $12.583      $14.037         4,275
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.246         5,173
                              2005       $11.246      $11.254        13,076
                              2006       $11.254      $13.106        19,241
                              2007       $13.106      $13.392        15,465
                              2008       $13.392      $ 9.278        13,565
                              2009       $ 9.278      $12.391        14,143
                              2010       $12.391      $13.751        20,090
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.339             0
                              2006       $11.339      $13.065        17,519
                              2007       $13.065      $12.560        28,261
                              2008       $12.560      $ 8.286        26,621
                              2009       $ 8.286      $10.541        13,923
                              2010       $10.541      $13.312        14,376
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.957         1,650
                              2005       $10.957      $11.930        24,837
                              2006       $11.930      $13.911        27,846
                              2007       $13.911      $14.176        26,279
                              2008       $14.176      $ 8.781        22,201
                              2009       $ 8.781      $10.901        24,332
                              2010       $10.901      $11.939        25,381
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.525           351
                              2005       $11.525      $12.505        30,728
                              2006       $12.505      $14.958        24,011
                              2007       $14.958      $17.008        29,948
                              2008       $17.008      $ 9.988        28,213
                              2009       $ 9.988      $13.481        15,196
                              2010       $13.481      $14.394        18,519
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 6.253           475
                              2002       $ 6.253      $ 4.659         1,687
                              2003       $ 4.659      $ 5.943         2,161
                              2004       $ 5.943      $ 6.241        17,146
                              2005       $ 6.241      $ 6.691        18,156
                              2006       $ 6.691      $ 7.005        20,083
                              2007       $ 7.005      $ 7.728        10,367
                              2008       $ 7.728      $ 4.377         8,207
                              2009       $ 4.377      $ 5.220         9,085
                              2010       $ 5.220      $ 5.937         9,054
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $ 8.313      $ 7.159            99
                              2002       $ 7.159      $ 4.917         3,349
                              2003       $ 4.917      $ 6.057         3,370
                              2006       $10.000      $10.804         5,693
                              2007       $10.804      $11.503         5,461
                              2008       $11.503      $ 7.916         2,527
                              2009       $ 7.916      $10.003         1,261
                              2010       $10.003      $10.793           909
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.688      $ 9.978       130,186
                              2002       $ 9.978      $ 8.057       121,293
                              2003       $ 8.057      $10.149       132,918
                              2004       $10.149      $10.841       201,114
                              2005       $10.841      $11.277       257,558
                              2006       $11.277      $12.340       229,748
                              2007       $12.340      $12.666       145,445
                              2008       $12.666      $ 7.940       136,325
                              2009       $ 7.940      $ 9.721       117,149
                              2010       $ 9.721      $10.578       108,381
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $ 9.937      $ 9.175        37,059
                              2002       $ 9.175      $ 7.905        42,631
                              2003       $ 7.905      $10.283        61,916
                              2004       $10.283      $11.640        72,505
                              2005       $11.640      $12.192       121,814
                              2006       $12.192      $14.644       108,877
                              2007       $14.644      $15.434        83,752
                              2008       $15.434      $ 8.978        69,387
                              2009       $ 8.978      $10.297        46,562
                              2010       $10.297      $11.365        41,938

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 6.947      $ 4.532         5,065
                              2002       $ 4.532      $ 4.146        15,389
                              2003       $ 4.146      $ 5.215        16,556
                              2004       $ 5.215      $ 5.642        22,282
                              2005       $ 5.642      $ 5.679        37,232
                              2006       $ 5.679      $ 6.113        32,294
                              2007       $ 6.113      $ 6.271        27,562
                              2008       $ 6.271      $ 4.748        21,347
                              2009       $ 4.748      $ 6.760        10,483
                              2010       $ 6.760      $ 7.339        11,519
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.112        30,858
                              2002       $10.112      $ 9.198        11,696
                              2003       $ 9.198      $10.947         8,820
                              2004       $10.947      $11.964        26,357
                              2005       $11.964      $12.604        44,906
                              2006       $12.604      $14.178        27,742
                              2007       $14.178      $14.411        20,535
                              2008       $14.411      $10.462        16,969
                              2009       $10.462      $12.897        16,348
                              2010       $12.897      $14.274        15,959
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.826             0
                              2005       $10.826      $11.475        12,449
                              2006       $11.475      $12.572        13,121
                              2007       $12.572      $13.564         9,875
                              2008       $13.564      $ 9.549         8,573
                              2009       $ 9.549      $12.247         9,855
                              2010       $12.247      $13.764         9,441
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 8.957      $ 7.742         8,769
                              2002       $ 7.742      $ 5.911        16,817
                              2003       $ 5.911      $ 7.443        11,192
                              2004       $ 7.443      $ 8.107        12,703
                              2005       $ 8.107      $ 8.356        40,893
                              2006       $ 8.356      $ 9.511        40,201
                              2007       $ 9.511      $ 9.856        34,160
                              2008       $ 9.856      $ 6.109        24,877
                              2009       $ 6.109      $ 7.602        23,261
                              2010       $ 7.602      $ 8.601        19,706

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.121      $ 5.479        16,442
                              2002       $ 5.479      $ 3.643        20,987
                              2003       $ 3.643      $ 4.570        38,535
                              2004       $ 4.570      $ 4.817        70,463
                              2005       $ 4.817      $ 5.121       119,379
                              2006       $ 5.121      $ 5.188        94,371
                              2007       $ 5.188      $ 5.976        84,339
                              2008       $ 5.976      $ 3.002        76,746
                              2009       $ 3.002      $ 4.911        57,500
                              2010       $ 4.911      $ 5.797        55,040
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.057           205
                              2003       $ 8.057      $10.395         8,269
                              2004       $10.395      $12.057        42,824
                              2005       $12.057      $12.394        91,027
                              2006       $12.394      $14.195        85,371
                              2007       $14.195      $13.694        79,601
                              2008       $13.694      $ 8.676        61,204
                              2009       $ 8.676      $11.005        39,761
                              2010       $11.005      $12.571        37,080
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.135         2,594
                              2005       $11.135      $12.187         3,141
                              2006       $12.187      $12.595         4,837
                              2007       $12.595      $14.587         4,045
                              2008       $14.587      $ 7.638         4,036
                              2009       $ 7.638      $11.764         4,057
                              2010       $11.764      $14.746         4,033
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.221      $ 9.749        11,011
                              2002       $ 9.749      $ 6.911        14,736
                              2003       $ 6.911      $ 9.633        17,598
                              2004       $ 9.633      $10.872        20,113
                              2005       $10.872      $12.026        61,240
                              2006       $12.026      $14.297        62,775
                              2007       $14.297      $15.185        65,728
                              2008       $15.185      $ 8.781        53,200
                              2009       $ 8.781      $12.039        30,741
                              2010       $12.039      $14.495        30,353

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.406        72,900
                              2002       $ 7.406      $ 5.627        67,904
                              2003       $ 5.627      $ 6.503        74,314
                              2004       $ 6.503      $ 7.728        78,558
                              2005       $ 7.728      $ 8.724        89,956
                              2006       $ 8.724      $10.339        93,096
                              2007       $10.339      $12.253        79,705
                              2008       $12.253      $ 8.053        60,324
                              2009       $ 8.053      $ 9.459        42,785
                              2010       $ 9.459      $ 9.962        33,254
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.682      $ 6.821         3,592
                              2002       $ 6.821      $ 5.200         6,292
                              2003       $ 5.200      $ 6.456         9,282
                              2004       $ 6.456      $ 7.167        18,652
                              2005       $ 7.167      $ 8.694        21,685
                              2006       $ 8.694      $ 9.235        19,378
                              2007       $ 9.235      $10.883        18,544
                              2008       $10.883      $ 5.481        19,585
                              2009       $ 5.481      $ 9.149        11,547
                              2010       $ 9.149      $11.356        10,969
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $ 9.530      $ 6.864       122,771
                              2002       $ 6.864      $ 5.326        97,168
                              2003       $ 5.326      $ 6.442       125,713
                              2004       $ 6.442      $ 7.052       140,268
                              2005       $ 7.052      $ 8.207       241,473
                              2006       $ 8.207      $ 8.422       188,461
                              2007       $ 8.422      $ 9.915       165,865
                              2008       $ 9.915      $ 5.114       149,256
                              2009       $ 5.114      $ 8.630       138,592
                              2010       $ 8.630      $10.859       127,972
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.196      $ 7.448        37,252
                              2002       $ 7.448      $ 5.769        47,375
                              2003       $ 5.769      $ 7.331        43,203
                              2004       $ 7.331      $ 8.140        58,810
                              2005       $ 8.140      $ 8.715        88,725
                              2006       $ 8.715      $11.177        67,849
                              2007       $11.177      $12.724        65,513
                              2008       $12.724      $ 7.180        63,916
                              2009       $ 7.180      $ 9.033        53,287
                              2010       $ 9.033      $ 9.540        48,852
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 6.857             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 6.857      $ 4.960           494
                              2003       $ 4.960      $ 6.405           494
                              2004       $ 6.405      $ 7.099           494
                              2005       $ 7.099      $ 7.468         2,513
                              2006       $ 7.468      $ 8.720         1,341
                              2007       $ 8.720      $10.055         1,302
                              2008       $10.055      $ 5.562         3,779
                              2009       $ 5.562      $ 5.318             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.759      $11.609        38,761
                              2002       $11.609      $12.065        40,119
                              2003       $12.065      $12.887        61,233
                              2004       $12.887      $13.356        61,127
                              2005       $13.356      $13.592        81,861
                              2006       $13.592      $14.150        65,971
                              2007       $14.150      $14.770        64,761
                              2008       $14.770      $13.249        43,751
                              2009       $13.249      $15.995        39,114
                              2010       $15.995      $17.215        46,450
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.310      $10.839         1,344
                              2002       $10.839      $11.109         9,484
                              2003       $11.109      $11.185        10,026
                              2004       $11.185      $11.173        15,470
                              2005       $11.173      $11.210        24,262
                              2006       $11.210      $11.514        23,734
                              2007       $11.514      $11.674        18,251
                              2008       $11.674      $ 9.783        10,111
                              2009       $ 9.783      $10.191         9,337
                              2010       $10.191      $10.274         8,419
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.267      $10.506        24,050
                              2002       $10.506      $10.485        23,607
                              2003       $10.485      $10.396        27,338
                              2004       $10.396      $10.328        36,878
                              2005       $10.328      $10.457        36,620
                              2006       $10.457      $10.775        52,665
                              2007       $10.775      $11.135        46,208
                              2008       $11.135      $11.235        70,987
                              2009       $11.235      $11.069        54,675
                              2010       $11.069      $10.903        22,345
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $ 9.926      $ 8.780       180,367
                              2002       $ 8.780      $ 7.793       105,669
                              2003       $ 7.793      $ 9.690       144,775
                              2004       $ 9.690      $10.533       117,831

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.533      $11.238       126,554
                              2006       $11.238      $12.731       111,525
                              2007       $12.731      $13.621        99,969
                              2008       $13.621      $10.198        89,673
                              2009       $10.198      $12.027        89,342
                              2010       $12.027      $12.652        83,125
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.729         1,234
                              2002       $ 9.729      $ 7.763         2,855
                              2003       $ 7.763      $ 9.739         3,109
                              2004       $ 9.739      $10.658         7,921
                              2005       $10.658      $11.047        22,040
                              2006       $11.047      $12.612        21,435
                              2007       $12.612      $11.670        17,489
                              2008       $11.670      $ 7.046         6,035
                              2009       $ 7.046      $ 9.009         2,157
                              2010       $ 9.009      $10.149         2,106
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 7.042           820
                              2002       $ 7.042      $ 5.710         2,127
                              2003       $ 5.710      $ 7.228         2,104
                              2004       $ 7.228      $ 8.272        14,061
                              2005       $ 8.272      $ 9.142        27,526
                              2006       $ 9.142      $11.500        24,109
                              2007       $11.500      $12.273        30,068
                              2008       $12.273      $ 6.775        27,932
                              2009       $ 6.775      $ 8.317        10,428
                              2010       $ 8.317      $ 9.013         6,185
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.299         1,942
                              2003       $ 7.299      $10.759         1,625
                              2004       $10.759      $13.374           701
                              2005       $13.374      $14.099           701
                              2006       $14.099      $16.289           701
                              2007       $16.289      $14.002           701
                              2008       $14.002      $ 8.362           462
                              2009       $ 8.362      $10.833           462
                              2010       $10.833      $13.442             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.109      $ 6.196         1,050
                              2002       $ 6.196      $ 4.483         3,471
                              2003       $ 4.483      $ 5.516         6,470
                              2004       $ 5.516      $ 5.706        20,971
                              2005       $ 5.706      $ 5.940        29,031
                              2006       $ 5.940      $ 6.169        28,932
                              2007       $ 6.169      $ 6.411        18,038

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.411      $ 3.976        18,028
                              2009       $ 3.976      $ 6.418        16,727
                              2010       $ 6.418      $ 7.636        19,239
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.327      $ 6.961        15,170
                              2002       $ 6.961      $ 4.946         6,235
                              2003       $ 4.946      $ 6.086        10,156
                              2004       $ 6.086      $ 6.460        26,153
                              2005       $ 6.460      $ 7.362        36,554
                              2006       $ 7.362      $ 7.549        34,992
                              2007       $ 7.549      $ 9.063        20,902
                              2008       $ 9.063      $ 4.536        17,816
                              2009       $ 4.536      $ 7.396        18,118
                              2010       $ 7.396      $ 8.950        16,151
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 5.568             0
                              2002       $ 5.568      $ 5.272         6,165
                              2003       $ 5.272      $ 7.771         3,790
                              2004       $ 7.771      $ 9.423        11,797
                              2005       $ 9.423      $12.424        70,216
                              2006       $12.424      $16.782        72,527
                              2007       $16.782      $23.213        79,423
                              2008       $23.213      $ 9.917        98,099
                              2009       $ 9.917      $16.589        83,470
                              2010       $16.589      $19.447        85,822
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.045      $ 7.189         5,136
                              2002       $ 7.189      $ 5.890         9,222
                              2003       $ 5.890      $ 7.392         9,873
                              2004       $ 7.392      $ 8.547        17,590
                              2005       $ 8.547      $ 9.350        23,231
                              2006       $ 9.350      $11.524        24,810
                              2007       $11.524      $13.005        15,779
                              2008       $13.005      $ 7.093        14,800
                              2009       $ 7.093      $ 9.258        10,374
                              2010       $ 9.258      $ 9.637        10,039
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.317           887
                              2003       $ 7.317      $10.217         8,193
                              2004       $10.217      $12.236        12,396
                              2005       $12.236      $14.170        15,630
                              2006       $14.170      $15.251        11,272
                              2007       $15.251      $18.424        22,203
                              2008       $18.424      $ 9.660        17,496
                              2009       $ 9.660      $15.000         5,524

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $15.000      $19.548         5,116
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $12.431           144
                              2002       $12.431      $12.064         1,927
                              2003       $12.064      $16.452         3,216
                              2004       $16.452      $22.102         8,569
                              2005       $22.102      $25.482        16,457
                              2006       $25.482      $34.647        13,944
                              2007       $34.647      $28.297         7,396
                              2008       $28.297      $17.308         6,196
                              2009       $17.308      $21.880         3,402
                              2010       $21.880      $28.007         4,056



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.45



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.214        15,086
                              2002       $10.214      $ 7.818         5,823
                              2003       $ 7.818      $10.175         8,822
                              2004       $10.175      $11.143         6,961
                              2005       $11.143      $11.476         6,825
                              2006       $11.476      $13.220         2,849
                              2007       $13.220      $13.648             1
                              2008       $13.648      $ 7.969             1
                              2009       $ 7.969      $ 9.443             0
                              2010       $ 9.443      $10.488             0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.928      $ 7.642             0
                              2002       $ 7.642      $ 5.271             0
                              2003       $ 5.271      $ 6.991             0
                              2004       $ 6.991      $ 7.883             0
                              2005       $ 7.883      $ 8.666             0
                              2006       $ 8.666      $ 8.427             0
                              2007       $ 8.427      $ 9.347             0
                              2008       $ 9.347      $ 5.283             0
                              2009       $ 5.283      $ 6.911             0
                              2010       $ 6.911      $ 7.812             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.808      $ 8.110             0
                              2002       $ 8.110      $ 5.431        15,221
                              2003       $ 5.431      $ 6.597        19,513
                              2004       $ 6.597      $ 7.038         4,292
                              2005       $ 7.038      $ 7.958         4,291
                              2006       $ 7.958      $ 7.786             0
                              2007       $ 7.786      $ 8.709             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.709      $ 5.160            0
                              2009       $ 5.160      $ 6.967            0
                              2010       $ 6.967      $ 7.534            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.698            0
                              2005       $10.698      $10.882            0
                              2006       $10.882      $11.719            0
                              2007       $11.719      $11.851            0
                              2008       $11.851      $ 8.941            0
                              2009       $ 8.941      $12.562            0
                              2010       $12.562      $14.009            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.243            0
                              2005       $11.243      $11.248            0
                              2006       $11.248      $13.095          740
                              2007       $13.095      $13.377          739
                              2008       $13.377      $ 9.265          739
                              2009       $ 9.265      $12.370          738
                              2010       $12.370      $13.723          738
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.336            0
                              2006       $11.336      $13.058          192
                              2007       $13.058      $12.550          192
                              2008       $12.550      $ 8.277          192
                              2009       $ 8.277      $10.526          192
                              2010       $10.526      $13.289          192
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.955            0
                              2005       $10.955      $11.924            0
                              2006       $11.924      $13.899        1,065
                              2007       $13.899      $14.161        1,064
                              2008       $14.161      $ 8.769        1,063
                              2009       $ 8.769      $10.883        1,062
                              2010       $10.883      $11.915        1,062
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.522            0
                              2005       $11.522      $12.498          311
                              2006       $12.498      $14.946          310
                              2007       $14.946      $16.989          305
                              2008       $16.989      $ 9.973          305
                              2009       $ 9.973      $13.457            0
                              2010       $13.457      $14.365        1,345
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.896      $ 7.601             0
                              2002       $ 7.601      $ 5.567             0
                              2003       $ 5.567      $ 7.099             0
                              2004       $ 7.099      $ 7.453             0
                              2005       $ 7.453      $ 7.988             0
                              2006       $ 7.988      $ 8.361             0
                              2007       $ 8.361      $ 9.220             0
                              2008       $ 9.220      $ 5.221             0
                              2009       $ 5.221      $ 6.224             0
                              2010       $ 6.224      $ 7.077             0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 8.745             0
                              2002       $ 8.745      $ 6.005             0
                              2003       $ 6.005      $ 7.396             0
                              2006       $10.000      $10.802             0
                              2007       $10.802      $11.497             0
                              2008       $11.497      $ 7.909             0
                              2009       $ 7.909      $ 9.992             0
                              2010       $ 9.992      $10.778             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.496      $ 9.796        55,801
                              2002       $ 9.796      $ 7.908        65,323
                              2003       $ 7.908      $ 9.958        53,149
                              2004       $ 9.958      $10.634        42,195
                              2005       $10.634      $11.058        25,782
                              2006       $11.058      $12.096        10,598
                              2007       $12.096      $12.412         4,911
                              2008       $12.412      $ 7.779         2,501
                              2009       $ 7.779      $ 9.520         2,365
                              2010       $ 9.520      $10.357           441
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.320      $ 9.525         7,798
                              2002       $ 9.525      $ 8.204         7,793
                              2003       $ 8.204      $10.669        11,703
                              2004       $10.669      $12.074         3,941
                              2005       $12.074      $12.642         4,222
                              2006       $12.642      $15.180         2,054
                              2007       $15.180      $15.995         2,048
                              2008       $15.995      $ 9.301           296
                              2009       $ 9.301      $10.664             0
                              2010       $10.664      $11.767             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.543      $ 6.224         9,421
                              2002       $ 6.224      $ 5.691         8,884
                              2003       $ 5.691      $ 7.158         7,761
                              2004       $ 7.158      $ 7.741           696
                              2005       $ 7.741      $ 7.789         1,189
                              2006       $ 7.789      $ 8.382           681
                              2007       $ 8.382      $ 8.597           680
                              2008       $ 8.597      $ 6.507           679
                              2009       $ 6.507      $ 9.261           678
                              2010       $ 9.261      $10.051         1,627
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.278      $10.352         2,625
                              2002       $10.352      $ 9.414           238
                              2003       $ 9.414      $11.201           238
                              2004       $11.201      $12.237           237
                              2005       $12.237      $12.888           237
                              2006       $12.888      $14.493           237
                              2007       $14.493      $14.727             0
                              2008       $14.727      $10.688             0
                              2009       $10.688      $13.172             0
                              2010       $13.172      $14.574             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.824             0
                              2005       $10.824      $11.468             0
                              2006       $11.468      $12.562           197
                              2007       $12.562      $13.549           197
                              2008       $13.549      $ 9.535           197
                              2009       $ 9.535      $12.225           197
                              2010       $12.225      $13.736           197
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.979      $ 8.622         7,168
                              2002       $ 8.622      $ 6.581         8,291
                              2003       $ 6.581      $ 8.284        12,326
                              2004       $ 8.284      $ 9.021        12,307
                              2005       $ 9.021      $ 9.295        12,290
                              2006       $ 9.295      $10.576        11,965
                              2007       $10.576      $10.957        10,072
                              2008       $10.957      $ 6.789        10,067
                              2009       $ 6.789      $ 8.446         2,254
                              2010       $ 8.446      $ 9.553         8,520

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.839      $ 6.636        9,781
                              2002       $ 6.636      $ 4.411        9,938
                              2003       $ 4.411      $ 5.531        9,901
                              2004       $ 5.531      $ 5.829        7,304
                              2005       $ 5.829      $ 6.195        3,221
                              2006       $ 6.195      $ 6.274        3,220
                              2007       $ 6.274      $ 7.225            0
                              2008       $ 7.225      $ 3.629            0
                              2009       $ 3.629      $ 5.934            0
                              2010       $ 5.934      $ 7.002            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.055        6,585
                              2003       $ 8.055      $10.390        6,583
                              2004       $10.390      $12.047        4,292
                              2005       $12.047      $12.380        8,965
                              2006       $12.380      $14.175        8,963
                              2007       $14.175      $13.671        8,952
                              2008       $13.671      $ 8.659        8,950
                              2009       $ 8.659      $10.980        8,352
                              2010       $10.980      $12.538        8,350
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.133            0
                              2005       $11.133      $12.179            0
                              2006       $12.179      $12.583            0
                              2007       $12.583      $14.569            0
                              2008       $14.569      $ 7.626            0
                              2009       $ 7.626      $11.742            0
                              2010       $11.742      $14.714            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.841        2,487
                              2002       $ 9.841      $ 6.974        2,457
                              2003       $ 6.974      $ 9.717        2,439
                              2004       $ 9.717      $10.964        2,416
                              2005       $10.964      $12.124        2,395
                              2006       $12.124      $14.409        2,490
                              2007       $14.409      $15.300          533
                              2008       $15.300      $ 8.844          533
                              2009       $ 8.844      $12.122          532
                              2010       $12.122      $14.591          532

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.140      $ 7.413        38,052
                              2002       $ 7.413      $ 5.630        34,088
                              2003       $ 5.630      $ 6.504        33,975
                              2004       $ 6.504      $ 7.728        17,973
                              2005       $ 7.728      $ 8.721         8,199
                              2006       $ 8.721      $10.332         6,810
                              2007       $10.332      $12.242            77
                              2008       $12.242      $ 8.043            76
                              2009       $ 8.043      $ 9.444             0
                              2010       $ 9.444      $ 9.943             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.130      $ 7.135        12,656
                              2002       $ 7.135      $ 5.437        12,653
                              2003       $ 5.437      $ 6.748        12,649
                              2004       $ 6.748      $ 7.489         5,903
                              2005       $ 7.489      $ 9.083         7,843
                              2006       $ 9.083      $ 9.645        12,018
                              2007       $ 9.645      $11.363         3,394
                              2008       $11.363      $ 5.722         3,393
                              2009       $ 5.722      $ 9.547         3,392
                              2010       $ 9.547      $11.846             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.292       109,861
                              2002       $ 7.292      $ 5.657       109,820
                              2003       $ 5.657      $ 6.840        93,305
                              2004       $ 6.840      $ 7.486        64,110
                              2005       $ 7.486      $ 8.709        35,753
                              2006       $ 8.709      $ 8.934        14,913
                              2007       $ 8.934      $10.515         8,669
                              2008       $10.515      $ 5.422         8,174
                              2009       $ 5.422      $ 9.147         5,330
                              2010       $ 9.147      $11.506             0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.422        15,831
                              2002       $ 8.422      $ 6.521        17,262
                              2003       $ 6.521      $ 8.285        19,778
                              2004       $ 8.285      $ 9.196        11,690
                              2005       $ 9.196      $ 9.842        10,945
                              2006       $ 9.842      $12.619         7,008
                              2007       $12.619      $14.362         4,079
                              2008       $14.362      $ 8.102         3,548
                              2009       $ 8.102      $10.190         3,547
                              2010       $10.190      $10.758             0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 7.450             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 7.450      $ 5.808         4,767
                              2003       $ 5.808      $ 7.499         4,766
                              2004       $ 7.499      $ 8.309         4,765
                              2005       $ 8.309      $ 8.738             0
                              2006       $ 8.738      $10.200             0
                              2007       $10.200      $11.758             0
                              2008       $11.758      $ 6.502             0
                              2009       $ 6.502      $ 6.216             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.807        34,608
                              2002       $10.807      $11.228        24,930
                              2003       $11.228      $11.989        24,246
                              2004       $11.989      $12.421        21,972
                              2005       $12.421      $12.638        11,928
                              2006       $12.638      $13.152        11,360
                              2007       $13.152      $13.724         8,483
                              2008       $13.724      $12.307         8,482
                              2009       $12.307      $14.854             0
                              2010       $14.854      $15.982         2,916
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.515         1,041
                              2002       $10.515      $10.773           841
                              2003       $10.773      $10.844         1,001
                              2004       $10.844      $10.829             0
                              2005       $10.829      $10.862             0
                              2006       $10.862      $11.153             0
                              2007       $11.153      $11.304             0
                              2008       $11.304      $ 9.471             0
                              2009       $ 9.471      $ 9.862             0
                              2010       $ 9.862      $ 9.939             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.247        22,571
                              2002       $10.247      $10.225        29,440
                              2003       $10.225      $10.135        19,771
                              2004       $10.135      $10.065        13,483
                              2005       $10.065      $10.187        11,621
                              2006       $10.187      $10.494        11,352
                              2007       $10.494      $10.841            49
                              2008       $10.841      $10.936            49
                              2009       $10.936      $10.771            49
                              2010       $10.771      $10.606             0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.072      $ 8.907        38,063
                              2002       $ 8.907      $ 7.902        25,869
                              2003       $ 7.902      $ 9.823        20,237
                              2004       $ 9.823      $10.675        16,794

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.675      $11.386        4,986
                              2006       $11.386      $12.895        4,023
                              2007       $12.895      $13.792        3,067
                              2008       $13.792      $10.323          714
                              2009       $10.323      $12.170            0
                              2010       $12.170      $12.800            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.226      $ 9.424        2,533
                              2002       $ 9.424      $ 7.517        2,440
                              2003       $ 7.517      $ 9.428        2,353
                              2004       $ 9.428      $10.315        1,973
                              2005       $10.315      $10.687          273
                              2006       $10.687      $12.198            0
                              2007       $12.198      $11.284            0
                              2008       $11.284      $ 6.811            0
                              2009       $ 6.811      $ 8.705            0
                              2010       $ 8.705      $ 9.804            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.063        1,298
                              2002       $ 8.063      $ 6.536        1,297
                              2003       $ 6.536      $ 8.272        1,297
                              2004       $ 8.272      $ 9.464        1,297
                              2005       $ 9.464      $10.455        1,297
                              2006       $10.455      $13.148        2,274
                              2007       $13.148      $14.028          977
                              2008       $14.028      $ 7.742          977
                              2009       $ 7.742      $ 9.500          976
                              2010       $ 9.500      $10.292          975
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.298        2,080
                              2003       $ 7.298      $10.753        2,080
                              2004       $10.753      $13.364            0
                              2005       $13.364      $14.084            0
                              2006       $14.084      $16.266            0
                              2007       $16.266      $13.978            0
                              2008       $13.978      $ 8.345            0
                              2009       $ 8.345      $10.808            0
                              2010       $10.808      $13.407            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.818      $ 7.561        1,587
                              2002       $ 7.561      $ 5.469        1,690
                              2003       $ 5.469      $ 6.727        1,643
                              2004       $ 6.727      $ 6.956          540
                              2005       $ 6.956      $ 7.240          516
                              2006       $ 7.240      $ 7.516            0
                              2007       $ 7.516      $ 7.808            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.808      $ 4.841             0
                              2009       $ 4.841      $ 7.812             0
                              2010       $ 7.812      $ 9.292             0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.215        10,841
                              2002       $ 8.215      $ 5.835        10,836
                              2003       $ 5.835      $ 7.177        14,407
                              2004       $ 7.177      $ 7.616        10,827
                              2005       $ 7.616      $ 8.677        10,823
                              2006       $ 8.677      $ 8.895        10,820
                              2007       $ 8.895      $10.676        10,817
                              2008       $10.676      $ 5.341        10,812
                              2009       $ 5.341      $ 8.706        10,809
                              2010       $ 8.706      $10.532        10,806
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.781             0
                              2002       $ 8.781      $ 7.877             0
                              2003       $ 7.877      $11.608             0
                              2004       $11.608      $14.072             0
                              2005       $14.072      $18.547             0
                              2006       $18.547      $25.045             0
                              2007       $25.045      $34.633             0
                              2008       $34.633      $14.790             0
                              2009       $14.790      $24.735             0
                              2010       $24.735      $28.988           995
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.104         1,531
                              2002       $ 8.104      $ 6.638         1,557
                              2003       $ 6.638      $ 8.328         1,483
                              2004       $ 8.328      $ 9.626             0
                              2005       $ 9.626      $10.527         6,953
                              2006       $10.527      $12.971         6,952
                              2007       $12.971      $14.634         6,951
                              2008       $14.634      $ 7.978         6,949
                              2009       $ 7.978      $10.411         6,948
                              2010       $10.411      $10.834         6,947
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.316         1,281
                              2003       $ 7.316      $10.212         2,965
                              2004       $10.212      $12.227         2,964
                              2005       $12.227      $14.154         1,682
                              2006       $14.154      $15.230         1,682
                              2007       $15.230      $18.393         1,681
                              2008       $18.393      $ 9.640         1,680
                              2009       $ 9.640      $14.965         1,679

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.965      $19.497         546
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $10.842         195
                              2002       $10.842      $10.519         332
                              2003       $10.519      $14.340         331
                              2004       $14.340      $19.259         331
                              2005       $19.259      $22.197         330
                              2006       $22.197      $30.172         330
                              2007       $30.172      $24.635         136
                              2008       $24.635      $15.063         136
                              2009       $15.063      $19.037         136
                              2010       $19.037      $24.360         538



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.48



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $ 9.801        1,014
                              2002       $ 9.801      $ 7.499        1,014
                              2003       $ 7.499      $ 9.757        1,014
                              2004       $ 9.757      $10.682        2,097
                              2005       $10.682      $10.998        1,014
                              2006       $10.998      $12.665            0
                              2007       $12.665      $13.071            0
                              2008       $13.071      $ 7.630            0
                              2009       $ 7.630      $ 9.039            0
                              2010       $ 9.039      $10.036            0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 6.819            0
                              2002       $ 6.819      $ 4.701            0
                              2003       $ 4.701      $ 6.233        1,083
                              2004       $ 6.233      $ 7.027        1,009
                              2005       $ 7.027      $ 7.722            0
                              2006       $ 7.722      $ 7.507            0
                              2007       $ 7.507      $ 8.325            0
                              2008       $ 8.325      $ 4.703            0
                              2009       $ 4.703      $ 6.151            0
                              2010       $ 6.151      $ 6.951          327
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.807      $ 7.305            0
                              2002       $ 7.305      $ 4.890            0
                              2003       $ 4.890      $ 5.939            0
                              2004       $ 5.939      $ 6.333            0
                              2005       $ 6.333      $ 7.160            0
                              2006       $ 7.160      $ 7.003            0
                              2007       $ 7.003      $ 7.831            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.831      $ 4.638           0
                              2009       $ 4.638      $ 6.260           0
                              2010       $ 6.260      $ 6.768         337
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.696           0
                              2005       $10.696      $10.877           0
                              2006       $10.877      $11.709           0
                              2007       $11.709      $11.838           0
                              2008       $11.838      $ 8.928           0
                              2009       $ 8.928      $12.541           0
                              2010       $12.541      $13.981           0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.241           0
                              2005       $11.241      $11.242           0
                              2006       $11.242      $13.085           0
                              2007       $13.085      $13.362           0
                              2008       $13.362      $ 9.252           0
                              2009       $ 9.252      $12.349           0
                              2010       $12.349      $13.696           0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.334          73
                              2006       $11.334      $13.052          70
                              2007       $13.052      $12.540           0
                              2008       $12.540      $ 8.268           0
                              2009       $ 8.268      $10.511           0
                              2010       $10.511      $13.266           0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.953           0
                              2005       $10.953      $11.918           0
                              2006       $11.918      $13.888           0
                              2007       $13.888      $14.145           0
                              2008       $14.145      $ 8.756           0
                              2009       $ 8.756      $10.864           0
                              2010       $10.864      $11.891           0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.520           0
                              2005       $11.520      $12.492           0
                              2006       $12.492      $14.934           0
                              2007       $14.934      $16.970           0
                              2008       $16.970      $ 9.959           0
                              2009       $ 9.959      $13.434           0
                              2010       $13.434      $14.336           0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 6.326             0
                              2002       $ 6.326      $ 4.631             0
                              2003       $ 4.631      $ 5.905             0
                              2004       $ 5.905      $ 6.197             0
                              2005       $ 6.197      $ 6.639           356
                              2006       $ 6.639      $ 6.947           908
                              2007       $ 6.947      $ 7.659           541
                              2008       $ 7.659      $ 4.336             0
                              2009       $ 4.336      $ 5.167             0
                              2010       $ 5.167      $ 5.874             0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.158      $ 8.320             0
                              2002       $ 8.320      $ 5.558             0
                              2003       $ 5.558      $ 6.843             0
                              2006       $10.000      $10.800             0
                              2007       $10.800      $11.491             0
                              2008       $11.491      $ 7.903             0
                              2009       $ 7.903      $ 9.981             0
                              2010       $ 9.981      $10.763           200
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.726         1,066
                              2002       $ 9.726      $ 7.849        11,886
                              2003       $ 7.849      $ 9.881        14,734
                              2004       $ 9.881      $10.549        14,673
                              2005       $10.549      $10.966         8,993
                              2006       $10.966      $11.992         2,466
                              2007       $11.992      $12.302         2,466
                              2008       $12.302      $ 7.707         1,807
                              2009       $ 7.707      $ 9.430         1,807
                              2010       $ 9.430      $10.255         1,806
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.925             0
                              2002       $ 9.925      $ 8.171         8,755
                              2003       $ 8.171      $10.623         7,222
                              2004       $10.623      $12.018         8,185
                              2005       $12.018      $12.580         3,620
                              2006       $12.580      $15.100         2,891
                              2007       $15.100      $15.906         2,891
                              2008       $15.906      $ 9.247           735
                              2009       $ 9.247      $10.599           735
                              2010       $10.599      $11.692           735

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.540      $ 6.486            0
                              2002       $ 6.486      $ 4.983            0
                              2003       $ 4.983      $ 6.264        1,888
                              2004       $ 6.264      $ 6.773        1,886
                              2005       $ 6.773      $ 6.813        1,884
                              2006       $ 6.813      $ 7.329        1,883
                              2007       $ 7.329      $ 7.515          594
                              2008       $ 7.515      $ 5.686          594
                              2009       $ 5.686      $ 8.091          593
                              2010       $ 8.091      $ 8.778          593
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.258            0
                              2002       $10.258      $ 9.176            0
                              2003       $ 9.176      $10.915            0
                              2004       $10.915      $11.922            0
                              2005       $11.922      $12.552            0
                              2006       $12.552      $14.111            0
                              2007       $14.111      $14.334            0
                              2008       $14.334      $10.400            0
                              2009       $10.400      $12.813            0
                              2010       $12.813      $14.173            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821            0
                              2005       $10.821      $11.462           72
                              2006       $11.462      $12.552           73
                              2007       $12.552      $13.534            0
                              2008       $13.534      $ 9.522            0
                              2009       $ 9.522      $12.205            0
                              2010       $12.205      $13.709          158
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.232            0
                              2002       $ 8.232      $ 6.072            0
                              2003       $ 6.072      $ 7.641            0
                              2004       $ 7.641      $ 8.318            0
                              2005       $ 8.318      $ 8.568            0
                              2006       $ 8.568      $ 9.746            0
                              2007       $ 9.746      $10.095            0
                              2008       $10.095      $ 6.253            0
                              2009       $ 6.253      $ 7.776            0
                              2010       $ 7.776      $ 8.793            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 5.763             0
                              2002       $ 5.763      $ 3.635           583
                              2003       $ 3.635      $ 4.557           581
                              2004       $ 4.557      $ 4.801           580
                              2005       $ 4.801      $ 5.101           579
                              2006       $ 5.101      $ 5.164             0
                              2007       $ 5.164      $ 5.945             0
                              2008       $ 5.945      $ 2.985             0
                              2009       $ 2.985      $ 4.880             0
                              2010       $ 4.880      $ 5.757           397
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.054             0
                              2003       $ 8.054      $10.385        11,512
                              2004       $10.385      $12.037         7,659
                              2005       $12.037      $12.367         2,229
                              2006       $12.367      $14.156         2,251
                              2007       $14.156      $13.648         2,072
                              2008       $13.648      $ 8.642           579
                              2009       $ 8.642      $10.954           534
                              2010       $10.954      $12.506           180
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.131             0
                              2005       $11.131      $12.173             0
                              2006       $12.173      $12.573             0
                              2007       $12.573      $14.552             0
                              2008       $14.552      $ 7.615             0
                              2009       $ 7.615      $11.722             0
                              2010       $11.722      $14.685           161
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.319      $ 9.486             0
                              2002       $ 9.486      $ 6.642           326
                              2003       $ 6.642      $ 9.252        12,477
                              2004       $ 9.252      $10.436         1,243
                              2005       $10.436      $11.537         1,242
                              2006       $11.537      $13.707           918
                              2007       $13.707      $14.550           918
                              2008       $14.550      $ 8.408             0
                              2009       $ 8.408      $11.521             0
                              2010       $11.521      $13.863             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.325             0
                              2002       $ 7.325      $ 5.562         2,297
                              2003       $ 5.562      $ 6.424         2,297
                              2004       $ 6.424      $ 7.630         2,297
                              2005       $ 7.630      $ 8.608         2,297
                              2006       $ 8.608      $10.195             0
                              2007       $10.195      $12.076             0
                              2008       $12.076      $ 7.931             0
                              2009       $ 7.931      $ 9.311             0
                              2010       $ 9.311      $ 9.800             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 6.605             0
                              2002       $ 6.605      $ 4.941             0
                              2003       $ 4.941      $ 6.131             0
                              2004       $ 6.131      $ 6.802             0
                              2005       $ 6.802      $ 8.247             0
                              2006       $ 8.247      $ 8.755             0
                              2007       $ 8.755      $10.311             0
                              2008       $10.311      $ 5.190             0
                              2009       $ 5.190      $ 8.657             0
                              2010       $ 8.657      $10.740             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 6.674         5,104
                              2002       $ 6.674      $ 5.176        16,549
                              2003       $ 5.176      $ 6.256        13,735
                              2004       $ 6.256      $ 6.844        11,088
                              2005       $ 6.844      $ 7.961        11,110
                              2006       $ 7.961      $ 8.164         5,293
                              2007       $ 8.164      $ 9.606         4,303
                              2008       $ 9.606      $ 4.952         4,172
                              2009       $ 4.952      $ 8.351         4,156
                              2010       $ 8.351      $10.502         3,661
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.363         2,012
                              2002       $ 8.363      $ 6.473         7,417
                              2003       $ 6.473      $ 8.222        10,658
                              2004       $ 8.222      $ 9.124         9,910
                              2005       $ 9.124      $ 9.762         4,520
                              2006       $ 9.762      $12.512         2,473
                              2007       $12.512      $14.235         1,531
                              2008       $14.235      $ 8.029         1,523
                              2009       $ 8.029      $10.094         1,542
                              2010       $10.094      $10.654         1,156
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.870      $ 7.368             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 7.368      $ 5.324             0
                              2003       $ 5.324      $ 6.872         1,557
                              2004       $ 6.872      $ 7.612         1,557
                              2005       $ 7.612      $ 8.002         1,557
                              2006       $ 8.002      $ 9.339           954
                              2007       $ 9.339      $10.762           954
                              2008       $10.762      $ 5.950             0
                              2009       $ 5.950      $ 5.687             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $11.011             0
                              2002       $11.011      $11.651         3,384
                              2003       $11.651      $12.437         8,083
                              2004       $12.437      $12.882             0
                              2005       $12.882      $13.102             0
                              2006       $13.102      $13.632             0
                              2007       $13.632      $14.220             0
                              2008       $14.220      $12.748             0
                              2009       $12.748      $15.381             0
                              2010       $15.381      $16.545             0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.007      $10.418             0
                              2002       $10.418      $10.856             0
                              2003       $10.856      $10.924             0
                              2004       $10.924      $10.906             0
                              2005       $10.906      $10.936             0
                              2006       $10.936      $11.226             0
                              2007       $11.226      $11.374             0
                              2008       $11.374      $ 9.526             0
                              2009       $ 9.526      $ 9.918             0
                              2010       $ 9.918      $ 9.992             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.264             0
                              2002       $10.264      $10.272         2,635
                              2003       $10.272      $10.179         2,632
                              2004       $10.179      $10.106           848
                              2005       $10.106      $10.226           848
                              2006       $10.226      $10.530         1,100
                              2007       $10.530      $10.875           505
                              2008       $10.875      $10.967           505
                              2009       $10.967      $10.798           505
                              2010       $10.798      $10.630           505
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.071      $ 8.466         2,056
                              2002       $ 8.466      $ 7.509         3,712
                              2003       $ 7.509      $ 9.331        20,526
                              2004       $ 9.331      $10.138         5,142

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.138      $10.810        5,142
                              2006       $10.810      $12.239        2,593
                              2007       $12.239      $13.086        2,593
                              2008       $13.086      $ 9.792          828
                              2009       $ 9.792      $11.540          828
                              2010       $11.540      $12.134          828
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.282        1,039
                              2002       $ 9.282      $ 7.402        1,547
                              2003       $ 7.402      $ 9.281        1,546
                              2004       $ 9.281      $10.150        1,545
                              2005       $10.150      $10.514        1,544
                              2006       $10.514      $11.997            0
                              2007       $11.997      $11.094            0
                              2008       $11.094      $ 6.694            0
                              2009       $ 6.694      $ 8.554            0
                              2010       $ 8.554      $ 9.631            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.217            0
                              2002       $ 8.217      $ 6.296          451
                              2003       $ 6.296      $ 7.965          450
                              2004       $ 7.965      $ 9.110          449
                              2005       $ 9.110      $10.062          448
                              2006       $10.062      $12.650            0
                              2007       $12.650      $13.493            0
                              2008       $13.493      $ 7.444            0
                              2009       $ 7.444      $ 9.132            0
                              2010       $ 9.132      $ 9.890            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296            0
                              2003       $ 7.296      $10.748          172
                              2004       $10.748      $13.353          147
                              2005       $13.353      $14.069          143
                              2006       $14.069      $16.244          148
                              2007       $16.244      $13.954          150
                              2008       $13.954      $ 8.329          187
                              2009       $ 8.329      $10.783          184
                              2010       $10.783      $13.372          178
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.100            0
                              2002       $ 7.100      $ 4.859            0
                              2003       $ 4.859      $ 5.975            0
                              2004       $ 5.975      $ 6.177            0
                              2005       $ 6.177      $ 6.427            0
                              2006       $ 6.427      $ 6.670            0
                              2007       $ 6.670      $ 6.927            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.927      $ 4.294            0
                              2009       $ 4.294      $ 6.927            0
                              2010       $ 6.927      $ 8.236            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 7.204            0
                              2002       $ 7.204      $ 5.094          699
                              2003       $ 5.094      $ 6.264          698
                              2004       $ 6.264      $ 6.645          696
                              2005       $ 6.645      $ 7.568          695
                              2006       $ 7.568      $ 7.756            0
                              2007       $ 7.756      $ 9.306            0
                              2008       $ 9.306      $ 4.654            0
                              2009       $ 4.654      $ 7.585            0
                              2010       $ 7.585      $ 9.173            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 7.320            0
                              2002       $ 7.320      $ 6.924            0
                              2003       $ 6.924      $10.201          872
                              2004       $10.201      $12.362          872
                              2005       $12.362      $16.288          872
                              2006       $16.288      $21.989          745
                              2007       $21.989      $30.397          745
                              2008       $30.397      $12.978            0
                              2009       $12.978      $21.697            0
                              2010       $21.697      $25.420            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.410            0
                              2002       $ 8.410      $ 6.399            0
                              2003       $ 6.399      $ 8.026        7,117
                              2004       $ 8.026      $ 9.274            0
                              2005       $ 9.274      $10.140          237
                              2006       $10.140      $12.490          215
                              2007       $12.490      $14.087            0
                              2008       $14.087      $ 7.678            0
                              2009       $ 7.678      $10.016            0
                              2010       $10.016      $10.420            0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314            0
                              2003       $ 7.314      $10.207            0
                              2004       $10.207      $12.217            0
                              2005       $12.217      $14.139            0
                              2006       $14.139      $15.209            0
                              2007       $15.209      $18.362            0
                              2008       $18.362      $ 9.621            0
                              2009       $ 9.621      $14.931            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.931      $19.446           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $11.993           0
                              2002       $11.993      $11.272           0
                              2003       $11.272      $15.363         114
                              2004       $15.363      $20.626         104
                              2005       $20.626      $23.766         111
                              2006       $23.766      $32.296         102
                              2007       $32.296      $26.360          83
                              2008       $26.360      $16.113          88
                              2009       $16.113      $20.358         110
                              2010       $20.358      $26.043          87



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.747      $10.592       876,470
                              2002       $10.592      $ 8.104       874,921
                              2003       $ 8.104      $10.543       953,732
                              2004       $10.543      $11.541       954,974
                              2005       $11.541      $11.882       713,596
                              2006       $11.882      $13.681       505,215
                              2007       $13.681      $14.119       326,168
                              2008       $14.119      $ 8.241       245,356
                              2009       $ 8.241      $ 9.761       223,542
                              2010       $ 9.761      $10.837       168,992
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.132      $ 6.110       131,345
                              2002       $ 6.110      $ 4.314       168,550
                              2003       $ 4.314      $ 5.719       198,533
                              2004       $ 5.719      $ 6.447       291,146
                              2005       $ 6.447      $ 7.084       261,849
                              2006       $ 7.084      $ 6.886       168,370
                              2007       $ 6.886      $ 7.635       130,882
                              2008       $ 7.635      $ 4.313        98,306
                              2009       $ 4.313      $ 5.641        75,351
                              2010       $ 5.641      $ 6.373        63,639
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.850      $ 6.380       463,774
                              2002       $ 6.380      $ 4.340       386,342
                              2003       $ 4.340      $ 5.273       290,112
                              2004       $ 5.273      $ 5.623       229,089
                              2005       $ 5.623      $ 6.356       197,617
                              2006       $ 6.356      $ 6.216       228,467
                              2007       $ 6.216      $ 6.950       139,639

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.950      $ 4.116       107,575
                              2009       $ 4.116      $ 5.555        99,920
                              2010       $ 5.555      $ 6.005        62,208
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695        11,017
                              2005       $10.695      $10.876        19,067
                              2006       $10.876      $11.707        26,301
                              2007       $11.707      $11.835        15,019
                              2008       $11.835      $ 8.925        15,701
                              2009       $ 8.925      $12.535        15,592
                              2010       $12.535      $13.973        18,865
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240       134,298
                              2005       $11.240      $11.240       283,686
                              2006       $11.240      $13.082       250,351
                              2007       $13.082      $13.358       201,496
                              2008       $13.358      $ 9.248       177,967
                              2009       $ 9.248      $12.342       163,528
                              2010       $12.342      $13.687       150,025
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.333             0
                              2006       $11.333      $13.049        95,424
                              2007       $13.049      $12.537        58,784
                              2008       $12.537      $ 8.265        53,530
                              2009       $ 8.265      $10.506        46,025
                              2010       $10.506      $13.259        39,403
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952        56,369
                              2005       $10.952      $11.917       173,535
                              2006       $11.917      $13.885       273,442
                              2007       $13.885      $14.141       191,828
                              2008       $14.141      $ 8.753       160,979
                              2009       $ 8.753      $10.859       130,152
                              2010       $10.859      $11.884        99,776
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519        48,500
                              2005       $11.519      $12.491       150,618
                              2006       $12.491      $14.931       192,836
                              2007       $14.931      $16.965       150,627
                              2008       $16.965      $ 9.955       119,215
                              2009       $ 9.955      $13.428       105,268
                              2010       $13.428      $14.327        95,100
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.311      $ 6.275        284,246
                              2002       $ 6.275      $ 4.672        271,424
                              2003       $ 4.672      $ 5.955        271,052
                              2004       $ 5.955      $ 6.250        236,279
                              2005       $ 6.250      $ 6.695        197,593
                              2006       $ 6.695      $ 7.005        205,733
                              2007       $ 7.005      $ 7.722        152,398
                              2008       $ 7.722      $ 4.371        112,922
                              2009       $ 4.371      $ 5.208         97,591
                              2010       $ 5.208      $ 5.920         66,652
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799         78,487
                              2007       $10.799      $11.489         55,426
                              2008       $11.489      $ 7.901         46,332
                              2009       $ 7.901      $ 9.977         43,323
                              2010       $ 9.977      $10.758         34,350
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $35.877      $33.471      1,469,841
                              2002       $33.471      $27.009      1,236,385
                              2003       $27.009      $33.997      1,146,502
                              2004       $33.997      $36.292      1,026,499
                              2005       $36.292      $37.724        774,588
                              2006       $37.724      $41.250        552,084
                              2007       $41.250      $42.310        391,679
                              2008       $42.310      $26.504        320,829
                              2009       $26.504      $32.426        279,580
                              2010       $32.426      $35.261        236,479
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $18.188      $16.781        578,485
                              2002       $16.781      $14.449        527,173
                              2003       $14.449      $18.782        499,186
                              2004       $18.782      $21.246        511,112
                              2005       $21.246      $22.237        436,822
                              2006       $22.237      $26.690        307,136
                              2007       $26.690      $28.112        207,958
                              2008       $28.112      $16.341        175,964
                              2009       $16.341      $18.728        163,394
                              2010       $18.728      $20.657        138,525
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $15.662      $10.211        263,472
                              2002       $10.211      $ 9.333        232,640
                              2003       $ 9.333      $11.733        238,029
                              2004       $11.733      $12.685        217,455
                              2005       $12.685      $12.758        170,920
                              2006       $12.758      $13.724        104,383
                              2007       $13.724      $14.070         70,672
                              2008       $14.070      $10.645         61,653
                              2009       $10.645      $15.146         54,876
                              2010       $15.146      $16.430         44,411
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $12.725      $12.812        316,173
                              2002       $12.812      $11.646        279,620
                              2003       $11.646      $13.851        294,943
                              2004       $13.851      $15.127        252,681
                              2005       $15.127      $15.925        181,022
                              2006       $15.925      $17.902        139,480
                              2007       $17.902      $18.182        103,964
                              2008       $18.182      $13.191         83,388
                              2009       $13.191      $16.250         79,245
                              2010       $16.250      $17.972         60,699
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821         47,583
                              2005       $10.821      $11.461         96,570
                              2006       $11.461      $12.549         92,001
                              2007       $12.549      $13.530         66,741
                              2008       $13.530      $ 9.518         51,006
                              2009       $ 9.518      $12.198         46,022
                              2010       $12.198      $13.701         46,358
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $11.727      $10.128      2,479,435
                              2002       $10.128      $ 7.727      2,143,724
                              2003       $ 7.727      $ 9.724      1,923,322
                              2004       $ 9.724      $10.584      1,699,726
                              2005       $10.584      $10.901      1,304,095
                              2006       $10.901      $12.399        979,066
                              2007       $12.399      $12.840        668,100
                              2008       $12.840      $ 7.953        530,507
                              2009       $ 7.953      $ 9.889        495,886
                              2010       $ 9.889      $11.181        385,547
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $21.302      $14.362      1,771,972
                              2002       $14.362      $ 9.543      1,377,228
                              2003       $ 9.543      $11.961      1,216,620
                              2004       $11.961      $12.601        992,268
                              2005       $12.601      $13.386        755,142
                              2006       $13.386      $13.552        526,881
                              2007       $13.552      $15.599        385,270
                              2008       $15.599      $ 7.832        320,077
                              2009       $ 7.832      $12.801        287,580
                              2010       $12.801      $15.099        236,919
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.053        167,424
                              2003       $ 8.053      $10.383        432,096
                              2004       $10.383      $12.034        867,838
                              2005       $12.034      $12.362        991,168
                              2006       $12.362      $14.149        798,244
                              2007       $14.149      $13.640        561,599
                              2008       $13.640      $ 8.636        452,274
                              2009       $ 8.636      $10.946        385,799
                              2010       $10.946      $12.495        320,208
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.130         20,987
                              2005       $11.130      $12.173         20,104
                              2006       $12.173      $12.571         24,913
                              2007       $12.571      $14.549         25,323
                              2008       $14.549      $ 7.613         21,176
                              2009       $ 7.613      $11.717         16,149
                              2010       $11.717      $14.678         15,559
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.226      $ 9.747        439,613
                              2002       $ 9.747      $ 6.905        525,390
                              2003       $ 6.905      $ 9.617        576,286
                              2004       $ 9.617      $10.847        667,647
                              2005       $10.847      $11.990        541,289
                              2006       $11.990      $14.244        481,937
                              2007       $14.244      $15.118        327,039
                              2008       $15.118      $ 8.736        243,322
                              2009       $ 8.736      $11.969        212,551
                              2010       $11.969      $14.400        177,591
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $32.612      $23.831        503,281
                              2002       $23.831      $18.091        375,148

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $18.091      $20.894       325,600
                              2004       $20.894      $24.813        298,991
                              2005       $24.813      $27.994        246,774
                              2006       $27.994      $33.151        191,485
                              2007       $33.151      $39.261        140,655
                              2008       $39.261      $25.784        118,365
                              2009       $25.784      $30.265        102,064
                              2010       $30.265      $31.851         87,565
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $13.980      $ 9.842      1,396,166
                              2002       $ 9.842      $ 7.497      1,100,322
                              2003       $ 7.497      $ 9.302        936,114
                              2004       $ 9.302      $10.319        786,828
                              2005       $10.319      $12.510        692,992
                              2006       $12.510      $13.279        558,156
                              2007       $13.279      $15.638        369,913
                              2008       $15.638      $ 7.871        256,091
                              2009       $ 7.871      $13.127        219,874
                              2010       $13.127      $16.283        178,174
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $55.067      $47.549      1,180,919
                              2002       $47.549      $36.870        963,009
                              2003       $36.870      $44.564        862,396
                              2004       $44.564      $48.750        708,400
                              2005       $48.750      $56.695        548,534
                              2006       $56.695      $58.138        391,964
                              2007       $58.138      $68.396        273,298
                              2008       $68.396      $35.256        220,235
                              2009       $35.256      $59.448        191,605
                              2010       $59.448      $74.752        167,319
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $39.785      $32.201        508,808
                              2002       $32.201      $24.923        439,161
                              2003       $24.923      $31.651        389,513
                              2004       $31.651      $35.120        334,106
                              2005       $35.120      $37.572        256,371
                              2006       $37.572      $48.153        191,573
                              2007       $48.153      $54.780        139,659
                              2008       $54.780      $30.892        112,440
                              2009       $30.892      $38.835         90,105
                              2010       $38.835      $40.985         74,921
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.864      $ 7.443        635,032
                              2002       $ 7.443      $ 5.801        477,241
                              2003       $ 5.801      $ 7.486        416,584
                              2004       $ 7.486      $ 8.292        324,955

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $ 8.292      $ 8.716        257,313
                              2006       $ 8.716      $10.170        197,125
                              2007       $10.170      $11.719        152,112
                              2008       $11.719      $ 6.478        127,593
                              2009       $ 6.478      $ 6.192              0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $19.468      $20.992        744,296
                              2002       $20.992      $21.801        815,016
                              2003       $21.801      $23.269        706,544
                              2004       $23.269      $24.099        598,113
                              2005       $24.099      $24.509        460,366
                              2006       $24.509      $25.497        344,442
                              2007       $25.497      $26.595        277,439
                              2008       $26.595      $23.840        191,910
                              2009       $23.840      $28.761        171,434
                              2010       $28.761      $30.933        134,937
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.470      $10.996        186,207
                              2002       $10.996      $11.262        615,331
                              2003       $11.262      $11.331        677,384
                              2004       $11.331      $11.311        549,730
                              2005       $11.311      $11.341        457,645
                              2006       $11.341      $11.640        332,221
                              2007       $11.640      $11.793        294,491
                              2008       $11.793      $ 9.877        215,876
                              2009       $ 9.877      $10.281        215,041
                              2010       $10.281      $10.357        184,811
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $13.743      $14.053      1,927,404
                              2002       $14.053      $14.016      1,869,783
                              2003       $14.016      $13.887      1,023,409
                              2004       $13.887      $13.787        713,532
                              2005       $13.787      $13.949        537,764
                              2006       $13.949      $14.363        454,914
                              2007       $14.363      $14.832        448,542
                              2008       $14.832      $14.956        498,934
                              2009       $14.956      $14.723        373,358
                              2010       $14.723      $14.493        305,737
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $30.474      $26.937      1,250,916
                              2002       $26.937      $23.891      1,089,895
                              2003       $23.891      $29.685        988,019
                              2004       $29.685      $32.248        831,106
                              2005       $32.248      $34.382        620,128
                              2006       $34.382      $38.922        466,433
                              2007       $38.922      $41.612        338,512

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $41.612      $31.133       277,545
                              2009       $31.133      $36.690       243,950
                              2010       $36.690      $38.573       228,830
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $ 9.934      $ 9.034       148,690
                              2002       $ 9.034      $ 7.920       180,981
                              2003       $ 7.920      $ 9.930       211,577
                              2004       $ 9.930      $10.859       195,077
                              2005       $10.859      $11.247       146,737
                              2006       $11.247      $12.832       116,393
                              2007       $12.832      $11.866        50,373
                              2008       $11.866      $ 7.159        40,999
                              2009       $ 7.159      $ 9.147        38,116
                              2010       $ 9.147      $10.297        32,192
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.069      $ 7.085       555,094
                              2002       $ 7.085      $ 5.741       563,131
                              2003       $ 5.741      $ 7.263       532,300
                              2004       $ 7.263      $ 8.306       482,357
                              2005       $ 8.306      $ 9.173       395,391
                              2006       $ 9.173      $11.531       384,374
                              2007       $11.531      $12.298       307,367
                              2008       $12.298      $ 6.784       207,734
                              2009       $ 6.784      $ 8.321       173,432
                              2010       $ 8.321      $ 9.011       116,793
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296        88,462
                              2003       $ 7.296      $10.746        92,387
                              2004       $10.746      $13.349        62,877
                              2005       $13.349      $14.063        41,540
                              2006       $14.063      $16.236        25,716
                              2007       $16.236      $13.946        13,426
                              2008       $13.946      $ 8.323        10,024
                              2009       $ 8.323      $10.775         9,771
                              2010       $10.775      $13.361        11,262
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.112      $ 6.195       386,861
                              2002       $ 6.195      $ 4.479       361,566
                              2003       $ 4.479      $ 5.507       334,698
                              2004       $ 5.507      $ 5.693       293,046
                              2005       $ 5.693      $ 5.922       212,282
                              2006       $ 5.922      $ 6.146       135,468
                              2007       $ 6.146      $ 6.382        75,994
                              2008       $ 6.382      $ 3.955        65,674
                              2009       $ 3.955      $ 6.380        62,414
                              2010       $ 6.380      $ 7.586        54,690

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $12.024      $10.045       789,440
                              2002       $10.045      $ 7.132       671,758
                              2003       $ 7.132      $ 8.769       622,830
                              2004       $ 8.769      $ 9.302       541,735
                              2005       $ 9.302      $10.594       418,498
                              2006       $10.594      $10.855       316,705
                              2007       $10.855      $13.023       244,103
                              2008       $13.023      $ 6.513       206,714
                              2009       $ 6.513      $10.612       166,356
                              2010       $10.612      $12.833       126,520
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 8.169      $ 7.518       318,648
                              2002       $ 7.518      $ 6.740       299,268
                              2003       $ 6.740      $ 9.930       287,030
                              2004       $ 9.930      $10.859       195,077
                              2005       $12.032      $15.852       266,461
                              2006       $15.852      $21.398       229,253
                              2007       $21.398      $29.577       165,388
                              2008       $29.577      $12.627       125,288
                              2009       $12.627      $21.107       117,646
                              2010       $21.107      $24.727        96,528
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.378      $ 8.243       352,646
                              2002       $ 8.243      $ 6.749       307,511
                              2003       $ 6.749      $ 8.464       294,087
                              2004       $ 8.464      $ 9.779       323,407
                              2005       $ 9.779      $10.690       279,738
                              2006       $10.690      $13.167       224,033
                              2007       $13.167      $14.849       170,861
                              2008       $14.849      $ 8.092       157,355
                              2009       $ 8.092      $10.556       135,158
                              2010       $10.556      $10.980       113,963
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314        23,737
                              2003       $ 7.314      $10.205       143,566
                              2004       $10.205      $12.214       163,930
                              2005       $12.214      $14.134       135,132
                              2006       $14.134      $15.201       129,398
                              2007       $15.201      $18.351       100,264
                              2008       $18.351      $ 9.615        86,308
                              2009       $ 9.615      $14.919        78,926
                              2010       $14.919      $19.430        56,735

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.165      $12.069       258,530
                              2002       $12.069      $11.704       241,081
                              2003       $11.704      $15.950       241,022
                              2004       $15.950      $21.413       228,234
                              2005       $21.413      $24.670       193,931
                              2006       $24.670      $33.520       132,182
                              2007       $33.520      $27.357        80,278
                              2008       $27.357      $16.721        62,592
                              2009       $16.721      $21.123        51,313
                              2010       $21.123      $27.020        42,151



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
      AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.51



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.208         2,843
                              2002       $10.208      $ 7.808         5,213
                              2003       $ 7.808      $10.157        10,026
                              2004       $10.157      $11.116        12,137
                              2005       $11.116      $11.442        27,779
                              2006       $11.442      $13.172        20,831
                              2007       $13.172      $13.590        20,530
                              2008       $13.590      $ 7.931        18,409
                              2009       $ 7.931      $ 9.392        18,409
                              2010       $ 9.392      $10.425        18,409
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.928      $ 7.639             0
                              2002       $ 7.639      $ 5.264             0
                              2003       $ 5.264      $ 6.978         1,517
                              2004       $ 6.978      $ 7.864         4,938
                              2005       $ 7.864      $ 8.640        13,238
                              2006       $ 8.640      $ 8.396         9,818
                              2007       $ 8.396      $ 9.308         9,818
                              2008       $ 9.308      $ 5.257         9,817
                              2009       $ 5.257      $ 6.874         1,516
                              2010       $ 6.874      $ 7.765             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.808      $ 7.971         1,017
                              2002       $ 7.971      $ 5.424         1,545
                              2003       $ 5.424      $ 6.585         1,542
                              2004       $ 6.585      $ 7.021         1,540
                              2005       $ 7.021      $ 7.935         1,538
                              2006       $ 7.935      $ 7.758         1,537
                              2007       $ 7.758      $ 8.673         1,535

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.673      $ 5.136        1,533
                              2009       $ 5.136      $ 6.929        1,531
                              2010       $ 6.929      $ 7.489          523
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.694            0
                              2005       $10.694      $10.871            0
                              2006       $10.871      $11.700            0
                              2007       $11.700      $11.825            0
                              2008       $11.825      $ 8.916            0
                              2009       $ 8.916      $12.519          226
                              2010       $12.519      $13.953          226
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.239        1,255
                              2005       $11.239      $11.236        2,854
                              2006       $11.236      $13.074        8,466
                              2007       $13.075      $13.348        6,572
                              2008       $13.348      $ 9.239        1,883
                              2009       $ 9.239      $12.328        1,883
                              2010       $12.328      $13.669        3,262
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.332            0
                              2006       $11.332      $13.045          615
                              2007       $13.045      $12.530          615
                              2008       $12.530      $ 8.259          615
                              2009       $ 8.259      $10.496          615
                              2010       $10.496      $13.244          615
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.950            0
                              2005       $10.950      $11.912            0
                              2006       $11.912      $13.877        3,922
                              2007       $13.877      $14.129        1,885
                              2008       $14.129      $ 8.744        1,885
                              2009       $ 8.744      $10.846        1,885
                              2010       $10.846      $11.867        2,100
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.518            0
                              2005       $11.518      $12.486        3,642
                              2006       $12.486      $14.922        3,616
                              2007       $14.922      $16.952        3,595
                              2008       $16.952      $ 9.945        3,486
                              2009       $ 9.945      $13.412            0
                              2010       $13.412      $14.307            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.896      $ 7.464         5,678
                              2002       $ 7.464      $ 5.560             0
                              2003       $ 5.560      $ 7.087             0
                              2004       $ 7.087      $ 7.435             0
                              2005       $ 7.435      $ 7.964             0
                              2006       $ 7.964      $ 8.330         1,625
                              2007       $ 8.330      $ 9.181         1,300
                              2008       $ 9.181      $ 5.195           303
                              2009       $ 5.195      $ 6.190           301
                              2010       $ 6.190      $ 7.035           300
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 8.740           954
                              2002       $ 8.740      $ 5.998           954
                              2003       $ 5.998      $ 7.382           954
                              2006       $10.000      $10.798           306
                              2007       $10.798      $11.485           306
                              2008       $11.485      $ 7.897             0
                              2009       $ 7.897      $ 9.970             0
                              2010       $ 9.970      $10.748             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.790        36,377
                              2002       $ 9.790      $ 7.898        71,083
                              2003       $ 7.898      $ 9.939        75,289
                              2004       $ 9.939      $10.608        74,505
                              2005       $10.608      $11.025        90,045
                              2006       $11.025      $12.126        75,621
                              2007       $12.126      $12.443        70,238
                              2008       $12.443      $ 7.741        64,292
                              2009       $ 7.741      $ 9.469        63,471
                              2010       $ 9.469      $10.295        62,233
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.519        16,653
                              2002       $ 9.519      $ 8.194        18,274
                              2003       $ 8.194      $10.650        17,321
                              2004       $10.650      $12.045        17,415
                              2005       $12.045      $12.604        15,073
                              2006       $12.604      $15.125        13,690
                              2007       $15.125      $15.927        12,919
                              2008       $15.927      $ 9.257        12,306
                              2009       $ 9.257      $10.606        12,050
                              2010       $10.606      $11.697        12,015

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 6.220         3,793
                              2002       $ 6.220      $ 5.684         1,640
                              2003       $ 5.684      $ 7.144         1,635
                              2004       $ 7.144      $ 7.722         1,631
                              2005       $ 7.722      $ 7.765         1,626
                              2006       $ 7.765      $ 8.352         2,467
                              2007       $ 8.352      $ 8.560         2,232
                              2008       $ 8.560      $ 6.475         1,614
                              2009       $ 6.475      $ 9.211         1,510
                              2010       $ 9.211      $ 9.990         1,506
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $ 9.593      $10.345         1,634
                              2002       $10.345      $ 9.402         1,634
                              2003       $ 9.402      $11.180         1,634
                              2004       $11.180      $12.208         1,634
                              2005       $12.208      $12.849             0
                              2006       $12.849      $14.441             0
                              2007       $14.441      $14.665             0
                              2008       $14.665      $10.637             0
                              2009       $10.637      $13.101             0
                              2010       $13.101      $14.486           179
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.819             0
                              2005       $10.819      $11.457             0
                              2006       $11.457      $12.542           816
                              2007       $12.542      $13.519           816
                              2008       $13.519      $ 9.509           816
                              2009       $ 9.509      $12.184           816
                              2010       $12.184      $13.681           816
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.979      $ 8.617           793
                              2002       $ 8.617      $ 6.573         4,489
                              2003       $ 6.573      $ 8.269        17,514
                              2004       $ 8.269      $ 8.999        11,128
                              2005       $ 8.999      $ 9.267         4,486
                              2006       $ 9.267      $10.538         7,205
                              2007       $10.538      $10.911         4,484
                              2008       $10.911      $ 6.757         4,483
                              2009       $ 6.757      $ 8.400         4,482
                              2010       $ 8.400      $ 9.495         3,697

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.632           616
                              2002       $ 6.632      $ 4.406         1,150
                              2003       $ 4.406      $ 5.521         3,077
                              2004       $ 5.521      $ 5.815         3,435
                              2005       $ 5.815      $ 6.176         2,519
                              2006       $ 6.176      $ 6.251         1,865
                              2007       $ 6.251      $ 7.194         1,756
                              2008       $ 7.194      $ 3.611         1,617
                              2009       $ 3.611      $ 5.901         1,457
                              2010       $ 5.901      $ 6.960           612
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.052           214
                              2003       $ 8.052      $10.380         4,034
                              2004       $10.380      $12.028        10,094
                              2005       $12.028      $12.353        14,986
                              2006       $12.353      $14.136        18,855
                              2007       $14.136      $13.625        15,965
                              2008       $13.625      $ 8.624        11,473
                              2009       $ 8.624      $10.929         5,898
                              2010       $10.929      $12.473         5,898
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.128             0
                              2005       $11.128      $12.167           164
                              2006       $12.167      $12.563           152
                              2007       $12.563      $14.536           121
                              2008       $14.536      $ 7.605             0
                              2009       $ 7.605      $11.702             0
                              2010       $11.702      $14.656             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.834         4,883
                              2002       $ 9.834      $ 6.965         5,129
                              2003       $ 6.965      $ 9.699         5,253
                              2004       $ 9.699      $10.937         5,247
                              2005       $10.937      $12.088           346
                              2006       $12.088      $14.357         2,261
                              2007       $14.357      $15.235         2,123
                              2008       $15.235      $ 8.802         2,156
                              2009       $ 8.802      $12.057         2,142
                              2010       $12.057      $14.503         2,124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.140      $ 7.408        34,512
                              2002       $ 7.408      $ 5.623        31,969
                              2003       $ 5.623      $ 6.493        41,789
                              2004       $ 6.493      $ 7.709        42,181
                              2005       $ 7.709      $ 8.695        41,322
                              2006       $ 8.695      $10.295        29,667
                              2007       $10.295      $12.190        24,220
                              2008       $12.190      $ 8.004        23,134
                              2009       $ 8.004      $ 9.393        22,963
                              2010       $ 9.393      $ 9.883        21,742
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.130      $ 7.125         6,584
                              2002       $ 7.125      $ 5.430             0
                              2003       $ 5.430      $ 6.736             0
                              2004       $ 6.736      $ 7.471             0
                              2005       $ 7.471      $ 9.056             0
                              2006       $ 9.056      $ 9.610             0
                              2007       $ 9.610      $11.315             0
                              2008       $11.315      $ 5.694             0
                              2009       $ 5.694      $ 9.495             0
                              2010       $ 9.495      $11.775             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.288        49,917
                              2002       $ 7.288      $ 5.650        70,133
                              2003       $ 5.650      $ 6.828        95,253
                              2004       $ 6.828      $ 7.467        83,819
                              2005       $ 7.467      $ 8.683       101,797
                              2006       $ 8.683      $ 8.956        99,627
                              2007       $ 8.956      $10.541        96,697
                              2008       $10.541      $ 5.396        85,662
                              2009       $ 5.396      $ 9.097        84,283
                              2010       $ 9.097      $11.437        82,229
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.417        13,473
                              2002       $ 8.417      $ 6.513        12,220
                              2003       $ 6.513      $ 8.270        17,274
                              2004       $ 8.270      $ 9.174        16,765
                              2005       $ 9.174      $ 9.813        40,083
                              2006       $ 9.813      $12.650        37,659
                              2007       $12.650      $14.398        36,497
                              2008       $14.398      $ 8.063        35,963
                              2009       $ 8.063      $10.135        31,747
                              2010       $10.135      $10.693        30,564
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 8.031             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 8.031      $ 5.801             0
                              2003       $ 5.801      $ 7.485             0
                              2004       $ 7.485      $ 8.289             0
                              2005       $ 8.289      $ 8.711             0
                              2006       $ 8.711      $10.163             0
                              2007       $10.163      $11.709             0
                              2008       $11.709      $ 6.471             0
                              2009       $ 6.471      $ 6.185             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.800         1,594
                              2002       $10.800      $11.214         2,479
                              2003       $11.214      $11.967         7,530
                              2004       $11.967      $12.391         4,023
                              2005       $12.391      $12.600         2,087
                              2006       $12.600      $13.105         2,851
                              2007       $13.105      $13.666         2,486
                              2008       $13.666      $12.248         1,223
                              2009       $12.248      $14.774         1,233
                              2010       $14.774      $15.886           938
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.330             0
                              2002       $10.330      $10.760            66
                              2003       $10.760      $10.824           579
                              2004       $10.824      $10.803           636
                              2005       $10.803      $10.829           702
                              2006       $10.829      $11.113         5,707
                              2007       $11.113      $11.257         3,703
                              2008       $11.257      $ 9.425            77
                              2009       $ 9.425      $ 9.809            97
                              2010       $ 9.809      $ 9.880           350
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.241             0
                              2002       $10.241      $10.212         7,378
                              2003       $10.212      $10.116        14,580
                              2004       $10.116      $10.041        16,991
                              2005       $10.041      $10.157        10,780
                              2006       $10.157      $10.456        10,855
                              2007       $10.456      $10.796         9,644
                              2008       $10.796      $10.883        18,207
                              2009       $10.883      $10.712         6,580
                              2010       $10.712      $10.542         6,581
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.072      $ 8.901        13,653
                              2002       $ 8.901      $ 7.893        22,795
                              2003       $ 7.893      $ 9.805        53,168
                              2004       $ 9.805      $10.650        52,874

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.650      $11.352        47,255
                              2006       $11.352      $12.849        46,736
                              2007       $12.849      $13.734        37,079
                              2008       $13.734      $10.273        24,521
                              2009       $10.273      $12.105        23,460
                              2010       $12.105      $12.723        22,604
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.856             0
                              2002       $ 9.856      $ 7.508             0
                              2003       $ 7.508      $ 9.411         1,663
                              2004       $ 9.411      $10.290         1,588
                              2005       $10.290      $10.655             0
                              2006       $10.655      $12.154             0
                              2007       $12.154      $11.236             0
                              2008       $11.236      $ 6.778             0
                              2009       $ 6.778      $ 8.658             0
                              2010       $ 8.658      $ 9.745             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.058         2,709
                              2002       $ 8.058      $ 6.528         2,709
                              2003       $ 6.528      $ 8.257         3,068
                              2004       $ 8.257      $ 9.441         2,858
                              2005       $ 9.441      $10.424         3,105
                              2006       $10.424      $13.101         3,884
                              2007       $13.101      $13.969         3,569
                              2008       $13.969      $ 7.704         2,759
                              2009       $ 7.704      $ 9.449         2,759
                              2010       $ 9.449      $10.230         2,759
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.295         2,094
                              2003       $ 7.295      $10.743         2,230
                              2004       $10.743      $13.342         2,220
                              2005       $13.342      $14.053         2,216
                              2006       $14.053      $16.221         2,216
                              2007       $16.221      $13.930         2,094
                              2008       $13.930      $ 8.312         2,094
                              2009       $ 8.312      $10.758         2,094
                              2010       $10.758      $13.337         2,094
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.556           858
                              2002       $ 7.556      $ 5.463           858
                              2003       $ 5.463      $ 6.714           858
                              2004       $ 6.714      $ 6.940           858
                              2005       $ 6.940      $ 7.218        13,689
                              2006       $ 7.218      $ 7.489        12,740
                              2007       $ 7.489      $ 7.775        12,736

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.775      $ 4.818        12,736
                              2009       $ 4.818      $ 7.770        12,736
                              2010       $ 7.770      $ 9.236        12,736
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.210         2,081
                              2002       $ 8.210      $ 5.827         2,079
                              2003       $ 5.827      $ 7.164         2,075
                              2004       $ 7.164      $ 7.597         2,073
                              2005       $ 7.597      $ 8.651         2,071
                              2006       $ 8.651      $ 8.863         2,069
                              2007       $ 8.863      $10.631         2,067
                              2008       $10.631      $ 5.315         2,067
                              2009       $ 5.315      $ 8.659         2,721
                              2010       $ 8.659      $10.469         2,721
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.326             0
                              2002       $ 8.326      $ 7.867         1,079
                              2003       $ 7.867      $11.587         1,538
                              2004       $11.587      $14.037         1,537
                              2005       $14.037      $18.491         1,079
                              2006       $18.491      $24.955         1,080
                              2007       $24.955      $34.487         1,080
                              2008       $34.487      $14.719         1,080
                              2009       $14.719      $24.601         1,080
                              2010       $24.601      $28.814         1,517
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.099         2,017
                              2002       $ 8.099      $ 6.630           268
                              2003       $ 6.630      $ 8.313           263
                              2004       $ 8.313      $ 9.602           244
                              2005       $ 9.602      $10.495         4,447
                              2006       $10.495      $12.924         7,708
                              2007       $12.924      $14.572         7,102
                              2008       $14.572      $ 7.940         6,085
                              2009       $ 7.940      $10.355         1,857
                              2010       $10.355      $10.769         1,877
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.313         2,108
                              2003       $ 7.313      $10.202         3,788
                              2004       $10.202      $12.207         3,718
                              2005       $12.207      $14.123         3,520
                              2006       $14.123      $15.187         3,528
                              2007       $15.187      $18.331         3,397
                              2008       $18.331      $ 9.602         3,397
                              2009       $ 9.602      $14.896         2,108

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.896      $19.396        2,108
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $11.182            0
                              2002       $11.182      $10.506          749
                              2003       $10.506      $14.314          947
                              2004       $14.314      $19.212          170
                              2005       $19.212      $22.130          161
                              2006       $22.130      $30.064          302
                              2007       $30.064      $24.531          169
                              2008       $24.531      $14.991          169
                              2009       $14.991      $18.934          314
                              2010       $18.934      $24.214          314



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                   WITH INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $ 9.941      $ 9.793        4,956
                              2002       $ 9.793      $ 7.488        8,612
                              2003       $ 7.488      $ 9.736        7,484
                              2004       $ 9.736      $10.651        7,442
                              2005       $10.651      $10.959        4,389
                              2006       $10.959      $12.611        1,291
                              2007       $12.611      $13.006          855
                              2008       $13.006      $ 7.587          962
                              2009       $ 7.587      $ 8.981          535
                              2010       $ 8.981      $ 9.965          535
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.859      $ 6.815            0
                              2002       $ 6.810      $ 4.694            0
                              2003       $ 4.694      $ 6.220          294
                              2004       $ 6.220      $ 7.007          293
                              2005       $ 7.007      $ 7.694          293
                              2006       $ 7.694      $ 7.475            0
                              2007       $ 7.475      $ 8.283            0
                              2008       $ 8.283      $ 4.677            0
                              2009       $ 4.677      $ 6.112            0
                              2010       $ 6.112      $ 6.902            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.835      $ 7.178          428
                              2002       $ 7.178      $ 4.883          427
                              2003       $ 4.883      $ 5.926          159
                              2004       $ 5.926      $ 6.315          158
                              2005       $ 6.315      $ 7.134          145
                              2006       $ 7.134      $ 6.973          160
                              2007       $ 6.973      $ 7.791            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.791      $ 4.612            0
                              2009       $ 4.612      $ 6.220            0
                              2010       $ 6.220      $ 6.720            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.691            0
                              2005       $10.691      $10.864            0
                              2006       $10.864      $11.687            0
                              2007       $11.687      $11.807            0
                              2008       $11.807      $ 8.899            0
                              2009       $ 8.899      $12.491            0
                              2010       $12.491      $13.915            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.236            0
                              2005       $11.236      $11.230        2,780
                              2006       $11.230      $13.061            0
                              2007       $13.061      $13.329            0
                              2008       $13.329      $ 9.222            0
                              2009       $ 9.222      $12.301            0
                              2010       $12.301      $13.633            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.329            0
                              2006       $11.329      $13.036            0
                              2007       $13.036      $12.517            0
                              2008       $12.517      $ 8.247            0
                              2009       $ 8.247      $10.477            0
                              2010       $10.477      $13.214            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.947            0
                              2005       $10.947      $11.905        2,843
                              2006       $11.905      $13.863            0
                              2007       $13.863      $14.110           69
                              2008       $14.110      $ 8.728           46
                              2009       $ 8.728      $10.822           17
                              2010       $10.822      $11.837            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.515            0
                              2005       $11.515      $12.477            0
                              2006       $12.477      $14.906            0
                              2007       $14.906      $16.927            0
                              2008       $16.927      $ 9.927            0
                              2009       $ 9.927      $13.381            0
                              2010       $13.381      $14.269            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.237      $ 6.215           184
                              2002       $ 6.215      $ 4.625           220
                              2003       $ 4.625      $ 5.892         6,481
                              2004       $ 5.892      $ 6.179         6,448
                              2005       $ 6.179      $ 6.616         2,363
                              2006       $ 6.616      $ 6.918         2,368
                              2007       $ 6.918      $ 7.621         2,300
                              2008       $ 7.621      $ 4.311         2,361
                              2009       $ 4.311      $ 5.134         2,115
                              2010       $ 5.134      $ 5.832         2,114
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $ 9.407      $ 8.315             0
                              2002       $ 8.315      $ 5.550             0
                              2003       $ 5.550      $ 6.828         3,561
                              2006       $10.000      $10.795             0
                              2007       $10.795      $11.477             0
                              2008       $11.477      $ 7.888             0
                              2009       $ 7.888      $ 9.955             0
                              2010       $ 9.955      $10.728             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.423      $ 9.718        24,417
                              2002       $ 9.718      $ 7.837        25,783
                              2003       $ 7.837      $ 9.859        27,423
                              2004       $ 9.859      $10.518        23,818
                              2005       $10.518      $10.927        11,535
                              2006       $10.927      $11.941         7,097
                              2007       $11.941      $12.240         4,055
                              2008       $12.240      $ 7.663         2,484
                              2009       $ 7.663      $ 9.370         2,482
                              2010       $ 9.370      $10.183         2,481
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.283      $ 9.482         1,963
                              2002       $ 9.482      $ 8.159         3,173
                              2003       $ 8.159      $10.600         4,465
                              2004       $10.600      $11.983         3,981
                              2005       $11.983      $12.535         1,369
                              2006       $12.535      $15.036         1,138
                              2007       $15.036      $15.827         1,036
                              2008       $15.827      $ 9.195             0
                              2009       $ 9.195      $10.531             0
                              2010       $10.531      $11.609             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 8.358      $ 5.446        12,725
                              2002       $ 5.446      $ 4.975        13,026
                              2003       $ 4.975      $ 6.251        13,666
                              2004       $ 6.251      $ 6.753        13,010
                              2005       $ 6.753      $ 6.788         1,039
                              2006       $ 6.788      $ 7.298           651
                              2007       $ 7.298      $ 7.477           247
                              2008       $ 7.477      $ 5.654           256
                              2009       $ 5.654      $ 8.040             0
                              2010       $ 8.040      $ 8.716             0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.024      $10.253             0
                              2002       $10.253      $ 9.163           175
                              2003       $ 9.163      $10.891           376
                              2004       $10.891      $11.887           375
                              2005       $11.887      $12.507           375
                              2006       $12.507      $14.051           375
                              2007       $14.051      $14.263           375
                              2008       $14.263      $10.341           375
                              2009       $10.341      $12.731           374
                              2010       $12.731      $14.072           374
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.816             0
                              2005       $10.816      $11.449             0
                              2006       $11.449      $12.528             0
                              2007       $12.528      $13.499             0
                              2008       $13.499      $ 9.491             0
                              2009       $ 9.491      $12.156             0
                              2010       $12.156      $13.645             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.212      $ 7.951         3,772
                              2002       $ 7.951      $ 6.063         3,969
                              2003       $ 6.063      $ 7.625         4,645
                              2004       $ 7.625      $ 8.294         7,558
                              2005       $ 8.294      $ 8.537         3,088
                              2006       $ 8.537      $ 9.705         2,698
                              2007       $ 9.705      $10.044         2,695
                              2008       $10.044      $ 6.218         2,692
                              2009       $ 6.218      $ 7.726         2,687
                              2010       $ 7.726      $ 8.731         2,683

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.112      $ 5.466           946
                              2002       $ 5.466      $ 3.630         3,710
                              2003       $ 3.630      $ 4.547         4,155
                              2004       $ 4.547      $ 4.787         3,682
                              2005       $ 4.787      $ 5.082         1,979
                              2006       $ 5.082      $ 5.142         1,999
                              2007       $ 5.142      $ 5.916         1,822
                              2008       $ 5.916      $ 2.968           357
                              2009       $ 2.968      $ 4.849             0
                              2010       $ 4.849      $ 5.716             0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.050           130
                              2003       $ 8.050      $10.373         2,942
                              2004       $10.373      $12.015         8,123
                              2005       $12.015      $12.335        11,003
                              2006       $12.335      $14.109         6,423
                              2007       $14.109      $13.594         6,475
                              2008       $13.594      $ 8.601         5,117
                              2009       $ 8.601      $10.896         5,109
                              2010       $10.896      $12.430         5,104
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.125             0
                              2005       $11.125      $12.159             0
                              2006       $12.159      $12.549             0
                              2007       $12.549      $14.515             0
                              2008       $14.515      $ 7.590             0
                              2009       $ 7.590      $11.675             0
                              2010       $11.675      $14.616             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $ 9.834      $ 9.368           334
                              2002       $ 9.368      $ 6.632         4,187
                              2003       $ 6.632      $ 9.231        10,642
                              2004       $ 9.231      $10.405         9,776
                              2005       $10.405      $11.496         2,466
                              2006       $11.496      $13.649         2,445
                              2007       $13.649      $14.477         1,999
                              2008       $14.477      $ 8.360           759
                              2009       $ 8.360      $11.448           587
                              2010       $11.448      $13.765           587

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.022      $ 7.319        11,476
                              2002       $ 7.319      $ 5.553         8,429
                              2003       $ 5.553      $ 6.410         8,593
                              2004       $ 6.410      $ 7.608         8,357
                              2005       $ 7.608      $ 8.577         8,227
                              2006       $ 8.577      $10.152         6,045
                              2007       $10.152      $12.015             0
                              2008       $12.015      $ 7.886             0
                              2009       $ 7.886      $ 9.251             0
                              2010       $ 9.251      $ 9.730             0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.210      $ 6.480         1,833
                              2002       $ 6.480      $ 4.933           650
                              2003       $ 4.933      $ 6.117         7,209
                              2004       $ 6.117      $ 6.782         6,437
                              2005       $ 6.782      $ 8.217        10,057
                              2006       $ 8.217      $ 8.717         3,317
                              2007       $ 8.717      $10.259         2,973
                              2008       $10.259      $ 5.161         2,249
                              2009       $ 5.161      $ 8.602         2,248
                              2010       $ 8.602      $10.664         2,247
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $ 9.271      $ 6.669        23,789
                              2002       $ 6.669      $ 5.168        34,036
                              2003       $ 5.168      $ 6.242        47,044
                              2004       $ 6.242      $ 6.825        39,820
                              2005       $ 6.825      $ 7.932        27,448
                              2006       $ 7.932      $ 8.129        16,409
                              2007       $ 8.129      $ 9.558        14,220
                              2008       $ 9.558      $ 4.924         9,206
                              2009       $ 4.924      $ 8.297         9,196
                              2010       $ 8.297      $10.427         9,189
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.330      $ 8.356        11,431
                              2002       $ 8.356      $ 6.464        16,926
                              2003       $ 6.464      $ 8.204        13,718
                              2004       $ 8.204      $ 9.097        13,149
                              2005       $ 9.097      $ 9.726        10,014
                              2006       $ 9.726      $12.458         7,450
                              2007       $12.458      $14.164         7,370
                              2008       $14.164      $ 7.983         5,928
                              2009       $ 7.983      $10.029         5,921
                              2010       $10.029      $10.578         3,651
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.051      $ 6.826             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 6.826      $ 5.316             0
                              2003       $ 5.316      $ 6.857             0
                              2004       $ 6.857      $ 7.590             0
                              2005       $ 7.590      $ 7.974             0
                              2006       $ 7.974      $ 9.299             0
                              2007       $ 9.299      $10.708             0
                              2008       $10.708      $ 5.916             0
                              2009       $ 5.916      $ 5.653             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.401      $11.209         2,626
                              2002       $11.209      $11.633         4,355
                              2003       $11.633      $12.409         6,819
                              2004       $12.409      $12.844         5,892
                              2005       $12.844      $13.055         5,365
                              2006       $13.055      $13.573         5,375
                              2007       $13.573      $14.149         5,328
                              2008       $14.149      $12.676         5,273
                              2009       $12.676      $15.283         5,000
                              2010       $15.283      $16.428         4,999
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.090      $10.591         1,106
                              2002       $10.591      $10.840         2,815
                              2003       $10.840      $10.900         2,843
                              2004       $10.900      $10.874         2,901
                              2005       $10.874      $10.896         2,950
                              2006       $10.896      $11.177         3,005
                              2007       $11.177      $11.317         2,848
                              2008       $11.317      $ 9.472         1,118
                              2009       $ 9.472      $ 9.854             0
                              2010       $ 9.854      $ 9.921             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.069      $10.290         8,224
                              2002       $10.290      $10.257        17,127
                              2003       $10.257      $10.156         7,756
                              2004       $10.156      $10.077         7,785
                              2005       $10.077      $10.189           729
                              2006       $10.189      $10.485           755
                              2007       $10.485      $10.821           719
                              2008       $10.821      $10.905         2,980
                              2009       $10.905      $10.729            79
                              2010       $10.729      $10.554            78
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $ 9.576      $ 8.459        31,531
                              2002       $ 8.459      $ 7.498        33,650
                              2003       $ 7.498      $ 9.311        33,598
                              2004       $ 9.311      $10.109        32,956

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.109      $10.771        20,005
                              2006       $10.771      $12.186        18,847
                              2007       $12.186      $13.020        10,016
                              2008       $13.020      $ 9.736         9,253
                              2009       $ 9.736      $11.467         9,246
                              2010       $11.467      $12.048         9,241
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.074      $ 9.275             0
                              2002       $ 9.275      $ 7.391           163
                              2003       $ 7.391      $ 9.260             0
                              2004       $ 9.260      $10.121             0
                              2005       $10.121      $10.476             0
                              2006       $10.476      $11.945             0
                              2007       $11.945      $11.039             0
                              2008       $11.039      $ 6.656             0
                              2009       $ 6.656      $ 8.499             0
                              2010       $ 8.499      $ 9.562             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.942      $ 7.763           597
                              2002       $ 7.763      $ 6.287         3,292
                              2003       $ 6.287      $ 7.948         2,930
                              2004       $ 7.948      $ 9.084         2,871
                              2005       $ 9.084      $10.026           930
                              2006       $10.026      $12.596           850
                              2007       $12.596      $13.425           788
                              2008       $13.425      $ 7.401           941
                              2009       $ 7.401      $ 9.073           366
                              2010       $ 9.073      $ 9.820           366
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.293            95
                              2003       $ 7.293      $10.735            94
                              2004       $10.735      $13.328            94
                              2005       $13.328      $14.032            94
                              2006       $14.032      $16.191            93
                              2007       $16.191      $13.899            93
                              2008       $13.899      $ 8.290             0
                              2009       $ 8.290      $10.725             0
                              2010       $10.725      $13.291             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 7.661      $ 6.714           509
                              2002       $ 6.714      $ 4.852           627
                              2003       $ 4.852      $ 5.962           588
                              2004       $ 5.962      $ 6.159           593
                              2005       $ 6.159      $ 6.404           576
                              2006       $ 6.404      $ 6.641           599
                              2007       $ 6.641      $ 6.893           605

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.893      $ 4.269          752
                              2009       $ 4.269      $ 6.882            0
                              2010       $ 6.882      $ 8.178            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.585      $ 7.168          596
                              2002       $ 7.168      $ 5.086          955
                              2003       $ 5.086      $ 6.250        1,405
                              2004       $ 6.250      $ 6.625          645
                              2005       $ 6.625      $ 7.541          637
                              2006       $ 7.541      $ 7.723          172
                              2007       $ 7.723      $ 9.259            0
                              2008       $ 9.259      $ 4.628            0
                              2009       $ 4.628      $ 7.536            0
                              2010       $ 7.536      $ 9.108            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 8.387      $ 7.315            0
                              2002       $ 7.315      $ 6.913          292
                              2003       $ 6.913      $10.178        1,366
                              2004       $10.178      $12.326          641
                              2005       $12.326      $16.230          640
                              2006       $16.230      $21.895          639
                              2007       $21.895      $30.246          638
                              2008       $30.246      $12.904            0
                              2009       $12.904      $21.558            0
                              2010       $21.558      $25.240            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 8.405            0
                              2002       $ 8.405      $ 6.390            0
                              2003       $ 6.390      $ 8.009            0
                              2004       $ 8.009      $ 9.247            0
                              2005       $ 9.247      $10.103            0
                              2006       $10.103      $12.436            0
                              2007       $12.436      $14.017            0
                              2008       $14.017      $ 7.634            0
                              2009       $ 7.634      $ 9.952            0
                              2010       $ 9.952      $10.346            0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.311            0
                              2003       $ 7.311      $10.195        3,751
                              2004       $10.195      $12.194        3,731
                              2005       $12.194      $14.103          120
                              2006       $14.103      $15.159           98
                              2007       $15.159      $18.289           79
                              2008       $18.289      $ 9.576           53
                              2009       $ 9.576      $14.851           20

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.851      $19.329           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.749      $11.987           0
                              2002       $11.987      $11.255          71
                              2003       $11.255      $15.329         108
                              2004       $15.329      $20.567         197
                              2005       $20.567      $23.681         195
                              2006       $23.681      $32.157         100
                              2007       $32.157      $26.229          92
                              2008       $26.229      $16.022          91
                              2009       $16.022      $20.228          90
                              2010       $20.228      $25.859          89



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT
                                    OPTION

                          MORTALITY & EXPENSE = 1.58



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.201        23,723
                              2002       $10.201      $ 7.797        15,277
                              2003       $ 7.797      $10.135        35,028
                              2004       $10.135      $11.085        41,146
                              2005       $11.085      $11.402        23,572
                              2006       $11.402      $13.116        16,545
                              2007       $13.116      $13.524        26,858
                              2008       $13.524      $ 7.886        27,451
                              2009       $ 7.886      $ 9.333        26,782
                              2010       $ 9.333      $10.352        26,050
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.928      $ 7.453         1,080
                              2002       $ 7.453      $ 5.257             0
                              2003       $ 5.257      $ 6.963             0
                              2004       $ 6.963      $ 7.842         9,707
                              2005       $ 7.842      $ 8.609         1,676
                              2006       $ 8.609      $ 8.361         1,377
                              2007       $ 8.361      $ 9.262             0
                              2008       $ 9.262      $ 5.228             0
                              2009       $ 5.228      $ 6.831             0
                              2010       $ 6.831      $ 7.711             0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.808      $ 7.965         2,592
                              2002       $ 7.965      $ 5.417         1,096
                              2003       $ 5.417      $ 6.571         1,096
                              2004       $ 6.571      $ 7.001         1,095
                              2005       $ 7.001      $ 7.907         1,094
                              2006       $ 7.907      $ 7.725         1,094
                              2007       $ 7.725      $ 8.630         5,485

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.630      $ 5.107        5,484
                              2009       $ 5.107      $ 6.885        5,482
                              2010       $ 6.885      $ 7.436        5,523
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.689            0
                              2005       $10.689      $10.858            0
                              2006       $10.858      $11.678            0
                              2007       $11.678      $11.794            0
                              2008       $11.794      $ 8.886            0
                              2009       $ 8.886      $12.469            0
                              2010       $12.469      $13.887            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.233        2,579
                              2005       $11.233      $11.223        4,497
                              2006       $11.223      $13.049          989
                              2007       $13.049      $13.313            0
                              2008       $13.313      $ 9.209            0
                              2009       $ 9.209      $12.279            0
                              2010       $12.279      $13.604            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.327            0
                              2006       $11.327      $13.030            0
                              2007       $13.030      $12.507            0
                              2008       $12.507      $ 8.237            0
                              2009       $ 8.237      $10.462            0
                              2010       $10.462      $13.191            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.945            0
                              2005       $10.945      $11.898        2,038
                              2006       $11.898      $13.851            0
                              2007       $13.851      $14.093            0
                              2008       $14.093      $ 8.715            0
                              2009       $ 8.715      $10.802            0
                              2010       $10.802      $11.812            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.512            0
                              2005       $11.512      $12.471        1,413
                              2006       $12.471      $14.894          600
                              2007       $14.894      $16.912          237
                              2008       $16.912      $ 9.913          244
                              2009       $ 9.913      $13.358          232
                              2010       $13.358      $14.240          237
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.896      $ 7.464         5,678
                              2002       $ 7.464      $ 5.552         1,987
                              2003       $ 5.552      $ 7.072         5,057
                              2004       $ 7.072      $ 7.414         4,603
                              2005       $ 7.414      $ 7.936         4,144
                              2006       $ 7.936      $ 8.295         3,024
                              2007       $ 8.295      $ 9.136         6,702
                              2008       $ 9.136      $ 5.166         6,331
                              2009       $ 5.166      $ 6.151         5,810
                              2010       $ 6.151      $ 6.986         4,924
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 8.734         6,178
                              2002       $ 8.734      $ 5.989           763
                              2003       $ 5.989      $ 7.367           763
                              2006       $10.000      $10.793           636
                              2007       $10.793      $11.472             0
                              2008       $11.472      $ 7.882             0
                              2009       $ 7.882      $ 9.944             0
                              2010       $ 9.944      $10.713             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.783       152,030
                              2002       $ 9.783      $ 7.887       136,698
                              2003       $ 7.887      $ 9.918       111,771
                              2004       $ 9.918      $10.578       108,879
                              2005       $10.578      $10.986        72,994
                              2006       $10.986      $12.002        48,364
                              2007       $12.002      $12.299        24,205
                              2008       $12.299      $ 7.698        22,687
                              2009       $ 7.698      $ 9.409        18,453
                              2010       $ 9.409      $10.223        16,248
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.512        41,357
                              2002       $ 9.512      $ 8.183        37,187
                              2003       $ 8.183      $10.627        17,868
                              2004       $10.627      $12.011        18,470
                              2005       $12.011      $12.560        17,125
                              2006       $12.560      $15.061        16,769
                              2007       $15.061      $15.849        15,554
                              2008       $15.849      $ 9.205        15,678
                              2009       $ 9.205      $10.540        13,390
                              2010       $10.540      $11.615        13,408

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 6.216         7,045
                              2002       $ 6.216      $ 5.676         9,732
                              2003       $ 5.676      $ 7.129         8,393
                              2004       $ 7.129      $ 7.701         4,611
                              2005       $ 7.701      $ 7.738         4,703
                              2006       $ 7.738      $ 8.316         3,692
                              2007       $ 8.316      $ 8.518         1,874
                              2008       $ 8.518      $ 6.439         1,573
                              2009       $ 6.439      $ 9.153         1,391
                              2010       $ 9.153      $ 9.920         1,450
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.338         6,147
                              2002       $10.338      $ 9.389         6,205
                              2003       $ 9.389      $11.156        14,829
                              2004       $11.156      $12.173        17,568
                              2005       $12.173      $12.804        14,896
                              2006       $12.804      $14.380        14,844
                              2007       $14.380      $14.593        11,797
                              2008       $14.593      $10.577        11,242
                              2009       $10.577      $13.018             0
                              2010       $13.018      $14.385             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.814             0
                              2005       $10.814      $11.443             0
                              2006       $11.443      $12.518             0
                              2007       $12.518      $13.484             0
                              2008       $13.484      $ 9.477             0
                              2009       $ 9.477      $12.135             0
                              2010       $12.135      $13.617             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.979      $ 8.611        30,583
                              2002       $ 8.611      $ 6.563        27,663
                              2003       $ 6.563      $ 8.252        22,062
                              2004       $ 8.252      $ 8.974        16,280
                              2005       $ 8.974      $ 9.234        13,600
                              2006       $ 9.234      $10.493        11,359
                              2007       $10.493      $10.857        10,532
                              2008       $10.857      $ 6.719        10,472
                              2009       $ 6.719      $ 8.347         9,427
                              2010       $ 8.347      $ 9.429         9,426

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.627        20,768
                              2002       $ 6.627      $ 4.400        17,731
                              2003       $ 4.400      $ 5.509        18,911
                              2004       $ 5.509      $ 5.799         8,543
                              2005       $ 5.799      $ 6.155        10,492
                              2006       $ 6.155      $ 6.225        10,131
                              2007       $ 6.225      $ 7.159         2,674
                              2008       $ 7.159      $ 3.591         2,922
                              2009       $ 3.591      $ 5.864         2,617
                              2010       $ 5.864      $ 6.911         2,556
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.048         4,570
                              2003       $ 8.048      $10.367         8,888
                              2004       $10.367      $12.005        21,797
                              2005       $12.005      $12.322        17,192
                              2006       $12.322      $14.090        15,363
                              2007       $14.090      $13.571        10,240
                              2008       $13.571      $ 8.584        10,142
                              2009       $ 8.584      $10.871         9,714
                              2010       $10.871      $12.398         8,934
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.123             0
                              2005       $11.123      $12.153           366
                              2006       $12.153      $12.539           350
                              2007       $12.539      $14.499             0
                              2008       $14.499      $ 7.580             0
                              2009       $ 7.580      $11.655             0
                              2010       $11.655      $14.587             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.834         4,883
                              2002       $ 9.834      $ 6.955        11,310
                              2003       $ 6.955      $ 9.679        15,104
                              2004       $ 9.679      $10.906        20,531
                              2005       $10.906      $12.045        20,354
                              2006       $12.045      $14.297        17,404
                              2007       $14.297      $15.160        17,371
                              2008       $15.160      $ 8.752        17,813
                              2009       $ 8.752      $11.981        15,162
                              2010       $11.981      $14.402        14,795

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.403        39,374
                              2002       $ 7.403      $ 5.615        33,686
                              2003       $ 5.615      $ 6.479        33,095
                              2004       $ 6.479      $ 7.687        30,664
                              2005       $ 7.687      $ 8.664        24,526
                              2006       $ 8.664      $10.252        17,246
                              2007       $10.252      $12.130        10,849
                              2008       $12.130      $ 7.959         9,641
                              2009       $ 7.959      $ 9.334         9,492
                              2010       $ 9.334      $ 9.814         6,554
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.130      $ 7.125         6,584
                              2002       $ 7.125      $ 5.423         5,568
                              2003       $ 5.423      $ 6.722         5,625
                              2004       $ 6.722      $ 7.450         3,083
                              2005       $ 7.450      $ 9.024         2,915
                              2006       $ 9.024      $ 9.570         2,887
                              2007       $ 9.570      $11.260         2,827
                              2008       $11.260      $ 5.662         2,976
                              2009       $ 5.662      $ 9.435         2,842
                              2010       $ 9.435      $11.693         2,740
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.283       170,453
                              2002       $ 7.283      $ 5.642       269,947
                              2003       $ 5.642      $ 6.813       102,699
                              2004       $ 6.813      $ 7.446        88,503
                              2005       $ 7.446      $ 8.652        44,698
                              2006       $ 8.652      $ 8.864        29,004
                              2007       $ 8.864      $10.419        20,583
                              2008       $10.419      $ 5.366        20,721
                              2009       $ 5.366      $ 9.040        19,950
                              2010       $ 9.040      $11.357        15,438
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.410        74,523
                              2002       $ 8.410      $ 6.504        64,578
                              2003       $ 6.504      $ 8.252        53,393
                              2004       $ 8.252      $ 9.148        52,538
                              2005       $ 9.148      $ 9.778        24,352
                              2006       $ 9.778      $12.521        21,247
                              2007       $12.521      $14.231        10,617
                              2008       $14.231      $ 8.018        10,570
                              2009       $ 8.018      $10.071        10,469
                              2010       $10.071      $10.619        10,392
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 7.440         6,087

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 7.440      $ 5.793         4,292
                              2003       $ 5.793      $ 7.469         4,290
                              2004       $ 7.469      $ 8.266         4,288
                              2005       $ 8.266      $ 8.681         4,287
                              2006       $ 8.681      $10.120         4,285
                              2007       $10.120      $11.651         4,284
                              2008       $11.651      $ 6.435         4,282
                              2009       $ 6.435      $ 6.149             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.793        36,716
                              2002       $10.793      $11.198        30,753
                              2003       $11.198      $11.941        13,698
                              2004       $11.941      $12.356        13,464
                              2005       $12.356      $12.555        13,212
                              2006       $12.555      $13.050         8,538
                              2007       $13.050      $13.599         7,777
                              2008       $13.599      $12.180         5,659
                              2009       $12.180      $14.680         2,761
                              2010       $14.680      $15.775         2,664
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.007      $10.501            92
                              2002       $10.501      $10.745            18
                              2003       $10.745      $10.801        23,668
                              2004       $10.801      $10.772        23,264
                              2005       $10.772      $10.791        22,775
                              2006       $10.791      $11.066        16,494
                              2007       $11.066      $11.201             0
                              2008       $11.201      $ 9.372             0
                              2009       $ 9.372      $ 9.747         5,553
                              2010       $ 9.747      $ 9.811         5,929
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.233        15,344
                              2002       $10.233      $10.198         8,807
                              2003       $10.198      $10.095         9,148
                              2004       $10.095      $10.013         8,613
                              2005       $10.013      $10.121         8,466
                              2006       $10.121      $10.412         5,357
                              2007       $10.412      $10.743           596
                              2008       $10.743      $10.822           596
                              2009       $10.822      $10.645         5,462
                              2010       $10.645      $10.469         4,309
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.072      $ 8.895        33,660
                              2002       $ 8.895      $ 7.882        38,904
                              2003       $ 7.882      $ 9.784        35,686
                              2004       $ 9.784      $10.620        34,358

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.620      $11.312        31,135
                              2006       $11.312      $12.794        26,903
                              2007       $12.794      $13.666        24,369
                              2008       $13.666      $10.216        21,783
                              2009       $10.216      $12.028        23,518
                              2010       $12.028      $12.634        24,863
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.226      $ 9.411           920
                              2002       $ 9.411      $ 7.497             0
                              2003       $ 7.497      $ 9.391         4,769
                              2004       $ 9.391      $10.261         4,613
                              2005       $10.261      $10.618         4,758
                              2006       $10.618      $12.103         4,471
                              2007       $12.103      $11.181         4,915
                              2008       $11.181      $ 6.740         5,003
                              2009       $ 6.740      $ 8.604         4,580
                              2010       $ 8.604      $ 9.677         4,379
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.052         2,054
                              2002       $ 8.052      $ 6.519           320
                              2003       $ 6.519      $ 8.239           320
                              2004       $ 8.239      $ 9.414           319
                              2005       $ 9.414      $10.387             0
                              2006       $10.387      $13.046           286
                              2007       $13.046      $13.901         2,786
                              2008       $13.901      $ 7.661         2,821
                              2009       $ 7.661      $ 9.389         2,827
                              2010       $ 9.389      $10.158         2,830
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.292           275
                              2003       $ 7.292      $10.730           275
                              2004       $10.730      $13.317           275
                              2005       $13.317      $14.017             0
                              2006       $14.017      $16.168             0
                              2007       $16.168      $13.875             0
                              2008       $13.875      $ 8.273             0
                              2009       $ 8.273      $10.701             0
                              2010       $10.701      $13.257             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.818      $ 7.551         1,684
                              2002       $ 7.551      $ 5.455           724
                              2003       $ 5.455      $ 6.700        13,649
                              2004       $ 6.700      $ 6.920        17,816
                              2005       $ 6.920      $ 7.192         5,256
                              2006       $ 7.192      $ 7.457           722
                              2007       $ 7.457      $ 7.737           722

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.737      $ 4.791           722
                              2009       $ 4.791      $ 7.721           721
                              2010       $ 7.721      $ 9.172           742
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.204        26,681
                              2002       $ 8.204      $ 5.819        23,623
                              2003       $ 5.819      $ 7.149        23,389
                              2004       $ 7.149      $ 7.576        18,921
                              2005       $ 7.576      $ 8.620        16,845
                              2006       $ 8.620      $ 8.825        15,025
                              2007       $ 8.825      $10.578        12,958
                              2008       $10.578      $ 5.285        12,957
                              2009       $ 5.285      $ 8.605        12,956
                              2010       $ 8.605      $10.396        12,955
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.770        10,484
                              2002       $ 8.770      $ 7.856         7,309
                              2003       $ 7.856      $11.562         3,758
                              2004       $11.562      $13.998         8,221
                              2005       $13.998      $18.426         7,656
                              2006       $18.426      $24.850         7,720
                              2007       $24.850      $34.317         6,713
                              2008       $34.317      $14.637         7,558
                              2009       $14.637      $24.446         6,823
                              2010       $24.446      $28.612         6,697
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.093         4,053
                              2002       $ 8.093      $ 6.620         5,540
                              2003       $ 6.620      $ 8.295         5,205
                              2004       $ 8.295      $ 9.575         5,870
                              2005       $ 9.575      $10.458         5,522
                              2006       $10.458      $12.870         1,302
                              2007       $12.870      $14.500         1,264
                              2008       $14.500      $ 7.895         1,534
                              2009       $ 7.895      $10.290         1,473
                              2010       $10.290      $10.693         1,595
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.310             0
                              2003       $ 7.310      $10.190             0
                              2004       $10.190      $12.184         1,978
                              2005       $12.184      $14.087           872
                              2006       $14.087      $15.138           621
                              2007       $15.138      $18.258           596
                              2008       $18.258      $ 9.557           563
                              2009       $ 9.557      $14.817           525

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.817      $19.279          520
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $10.827        3,542
                              2002       $10.827      $10.491        5,026
                              2003       $10.491      $14.284        2,575
                              2004       $14.284      $19.158        2,484
                              2005       $19.158      $22.052        2,212
                              2006       $22.052      $29.937        1,697
                              2007       $29.937      $24.410          122
                              2008       $24.410      $14.907            0
                              2009       $14.907      $18.814            0
                              2010       $18.814      $24.045            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.62



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.196        10,100
                              2002       $10.196      $ 7.791        13,476
                              2003       $ 7.791      $10.123        20,083
                              2004       $10.123      $11.067        23,653
                              2005       $11.067      $11.379        25,611
                              2006       $11.379      $13.085        15,549
                              2007       $13.085      $13.485        12,548
                              2008       $13.485      $ 7.861         8,840
                              2009       $ 7.861      $ 9.299         6,798
                              2010       $ 9.299      $10.311         6,799
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 7.633             0
                              2002       $ 7.633      $ 5.253            60
                              2003       $ 5.253      $ 6.955            18
                              2004       $ 6.955      $ 7.830           368
                              2005       $ 7.830      $ 8.592           370
                              2006       $ 8.592      $ 8.341           373
                              2007       $ 8.341      $ 9.236            22
                              2008       $ 9.236      $ 5.211            21
                              2009       $ 5.211      $ 6.806            22
                              2010       $ 6.806      $ 7.680            22
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.810      $ 8.100             0
                              2002       $ 8.100      $ 5.412            58
                              2003       $ 5.412      $ 6.563            19
                              2004       $ 6.563      $ 6.990           382
                              2005       $ 6.990      $ 7.891           362
                              2006       $ 7.891      $ 7.707           362
                              2007       $ 7.707      $ 8.606             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.606      $ 5.090             0
                              2009       $ 5.090      $ 6.860             0
                              2010       $ 6.860      $ 7.406             0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.686             0
                              2005       $10.686      $10.851           728
                              2006       $10.851      $11.665           728
                              2007       $11.666      $11.777         1,743
                              2008       $11.777      $ 8.870         1,743
                              2009       $ 8.870      $12.441         7,157
                              2010       $12.441      $13.851         7,157
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.230         1,381
                              2005       $11.230      $11.216         4,392
                              2006       $11.216      $13.036         4,684
                              2007       $13.036      $13.294         4,426
                              2008       $13.294      $ 9.192         4,762
                              2009       $ 9.192      $12.251        10,571
                              2010       $12.251      $13.569        11,511
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.324             0
                              2006       $11.324      $13.021             0
                              2007       $13.021      $12.493             0
                              2008       $12.493      $ 8.225             0
                              2009       $ 8.225      $10.442             0
                              2010       $10.442      $13.161             0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.942             0
                              2005       $10.942      $11.891         1,820
                              2006       $11.891      $13.837         6,617
                              2007       $13.837      $14.073         8,516
                              2008       $14.073      $ 8.700         8,517
                              2009       $ 8.700      $10.779         4,200
                              2010       $10.779      $11.781         4,662
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.509             0
                              2005       $11.509      $12.462         1,482
                              2006       $12.462      $14.878         2,836
                              2007       $14.878      $16.883         2,835
                              2008       $16.883      $ 9.894         2,835
                              2009       $ 9.894      $13.328         1,479
                              2010       $13.328      $14.202         1,480
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 7.592             0
                              2002       $ 7.592      $ 5.548           236
                              2003       $ 5.548      $ 7.063           572
                              2004       $ 7.063      $ 7.402         2,302
                              2005       $ 7.402      $ 7.920         2,276
                              2006       $ 7.920      $ 8.275         4,062
                              2007       $ 8.275      $ 9.111            22
                              2008       $ 9.111      $ 5.150            22
                              2009       $ 5.150      $ 6.129            24
                              2010       $ 6.129      $ 6.958            24
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.158      $ 8.975             0
                              2002       $ 8.975      $ 5.984            55
                              2003       $ 5.984      $ 7.358            17
                              2006       $10.000      $10.790           989
                              2007       $10.790      $11.464           712
                              2008       $11.464      $ 7.874           711
                              2009       $ 7.874      $ 9.929           710
                              2010       $ 9.929      $10.693             0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.779        26,520
                              2002       $ 9.779      $ 7.880        68,216
                              2003       $ 7.880      $ 9.906        70,032
                              2004       $ 9.906      $10.561        70,821
                              2005       $10.561      $10.964        87,204
                              2006       $10.964      $11.973        56,693
                              2007       $11.973      $12.265        49,583
                              2008       $12.265      $ 7.673        35,472
                              2009       $ 7.673      $ 9.375        31,854
                              2010       $ 9.375      $10.182        31,852
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.508         9,555
                              2002       $ 9.508      $ 8.176        19,240
                              2003       $ 8.176      $10.614        21,539
                              2004       $10.614      $11.991        25,861
                              2005       $11.991      $12.535        25,247
                              2006       $12.535      $15.025        12,751
                              2007       $15.025      $15.805        10,347
                              2008       $15.805      $ 9.175         8,164
                              2009       $ 9.175      $10.502         3,408
                              2010       $10.502      $11.568         3,407

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 6.213         1,156
                              2002       $ 6.213      $ 5.671         1,898
                              2003       $ 5.671      $ 7.121         3,465
                              2004       $ 7.121      $ 7.688         2,309
                              2005       $ 7.688      $ 7.722         7,228
                              2006       $ 7.722      $ 8.296         6,286
                              2007       $ 8.296      $ 8.494         4,919
                              2008       $ 8.494      $ 6.418         4,919
                              2009       $ 6.418      $ 9.120         2,530
                              2010       $ 9.120      $ 9.881         2,530
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.334         3,291
                              2002       $10.334      $ 9.381         3,223
                              2003       $ 9.381      $11.143         1,835
                              2004       $11.143      $12.154         1,835
                              2005       $12.154      $12.778         1,835
                              2006       $12.778      $14.346         1,835
                              2007       $14.346      $14.552         1,835
                              2008       $14.552      $10.543         1,835
                              2009       $10.543      $12.971         1,538
                              2010       $12.971      $14.327         1,538
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.811             0
                              2005       $10.811      $11.435           741
                              2006       $11.435      $12.505           741
                              2007       $12.505      $13.464           741
                              2008       $13.464      $ 9.460           741
                              2009       $ 9.460      $12.108           741
                              2010       $12.108      $13.581           741
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.908             0
                              2002       $ 8.908      $ 6.558        10,797
                              2003       $ 6.558      $ 8.242        11,050
                              2004       $ 8.242      $ 8.959        14,880
                              2005       $ 8.959      $ 9.215        14,996
                              2006       $ 9.215      $10.468         4,107
                              2007       $10.468      $10.827         2,605
                              2008       $10.827      $ 6.697             0
                              2009       $ 6.697      $ 8.317             0
                              2010       $ 8.317      $ 9.391         1,467

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.982             0
                              2002       $ 6.982      $ 4.396         2,081
                              2003       $ 4.396      $ 5.503         4,849
                              2004       $ 5.503      $ 5.789         8,506
                              2005       $ 5.789      $ 6.142        12,432
                              2006       $ 6.142      $ 6.210         6,726
                              2007       $ 6.210      $ 7.139         3,974
                              2008       $ 7.139      $ 3.579         3,974
                              2009       $ 3.579      $ 5.843         3,974
                              2010       $ 5.843      $ 6.883         3,089
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.046         1,534
                              2003       $ 8.046      $10.361         1,824
                              2004       $10.361      $11.992         7,406
                              2005       $11.992      $12.304        12,710
                              2006       $12.304      $14.063         9,643
                              2007       $14.063      $13.540         8,597
                              2008       $13.540      $ 8.561         7,066
                              2009       $ 8.561      $10.837         5,176
                              2010       $10.837      $12.355         5,176
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.120             0
                              2005       $11.120      $12.144             0
                              2006       $12.144      $12.525             0
                              2007       $12.525      $14.477             0
                              2008       $14.477      $ 7.565             0
                              2009       $ 7.565      $11.629             0
                              2010       $11.629      $14.548             0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.319      $ 9.823         4,366
                              2002       $ 9.823      $ 6.950         5,625
                              2003       $ 6.950      $ 9.667         6,359
                              2004       $ 9.667      $10.889         9,214
                              2005       $10.889      $12.021         5,765
                              2006       $12.021      $14.262         2,786
                              2007       $14.262      $15.118         1,045
                              2008       $15.118      $ 8.724           479
                              2009       $ 8.724      $11.938           477
                              2010       $11.938      $14.344             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.400         2,088
                              2002       $ 7.400      $ 5.610        15,213
                              2003       $ 5.610      $ 6.471        14,147
                              2004       $ 6.471      $ 7.675        11,092
                              2005       $ 7.675      $ 8.647        17,619
                              2006       $ 8.647      $10.227         9,285
                              2007       $10.227      $12.096         9,074
                              2008       $12.096      $ 7.934         8,251
                              2009       $ 7.934      $ 9.300         3,779
                              2010       $ 9.300      $ 9.775         3,779
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 7.122           685
                              2002       $ 7.122      $ 5.418           683
                              2003       $ 5.418      $ 6.714           529
                              2004       $ 6.714      $ 7.438         1,799
                              2005       $ 7.438      $ 9.006         1,645
                              2006       $ 9.006      $ 9.547         1,665
                              2007       $ 9.547      $11.228             0
                              2008       $11.228      $ 5.644             0
                              2009       $ 5.644      $ 9.401             0
                              2010       $ 9.401      $11.646             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.280        24,391
                              2002       $ 7.280      $ 5.637        62,104
                              2003       $ 5.637      $ 6.805        70,827
                              2004       $ 6.805      $ 7.434        69,444
                              2005       $ 7.434      $ 8.635       104,670
                              2006       $ 8.635      $ 8.843        81,223
                              2007       $ 8.843      $10.390        63,707
                              2008       $10.390      $ 5.349        54,986
                              2009       $ 5.349      $ 9.007        50,865
                              2010       $ 9.007      $11.311        50,095
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.407         9,998
                              2002       $ 8.407      $ 6.498        23,556
                              2003       $ 6.498      $ 8.242        27,735
                              2004       $ 8.242      $ 9.133        28,315
                              2005       $ 9.133      $ 9.758        26,626
                              2006       $ 9.758      $12.491        19,381
                              2007       $12.491      $14.191        11,531
                              2008       $14.191      $ 7.992        10,525
                              2009       $ 7.992      $10.034        10,524
                              2010       $10.034      $10.576         9,985
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 8.025             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 8.025      $ 5.788             0
                              2003       $ 5.788      $ 7.460           404
                              2004       $ 7.460      $ 8.252         1,075
                              2005       $ 8.252      $ 8.663         1,119
                              2006       $ 8.663      $10.096         1,042
                              2007       $10.096      $11.618             0
                              2008       $11.618      $ 6.414             0
                              2009       $ 6.414      $ 6.128             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.788        30,313
                              2002       $10.788      $11.189        40,152
                              2003       $11.189      $11.927        48,405
                              2004       $11.927      $12.337        18,622
                              2005       $12.337      $12.530        27,659
                              2006       $12.530      $13.018        21,104
                              2007       $13.018      $13.561        15,838
                              2008       $13.561      $12.140        14,440
                              2009       $12.140      $14.628         7,936
                              2010       $14.628      $15.712         7,934
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.322             0
                              2002       $10.322      $10.736           612
                              2003       $10.736      $10.788             0
                              2004       $10.788      $10.755           191
                              2005       $10.755      $10.770         1,211
                              2006       $10.770      $11.040         3,513
                              2007       $11.040      $11.170         3,513
                              2008       $11.170      $ 9.342         2,493
                              2009       $ 9.342      $ 9.712         2,493
                              2010       $ 9.712      $ 9.771         2,493
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.229         8,819
                              2002       $10.229      $10.189           512
                              2003       $10.189      $10.082         1,799
                              2004       $10.082      $ 9.997        13,218
                              2005       $ 9.997      $10.101         1,307
                              2006       $10.101      $10.387         3,029
                              2007       $10.387      $10.712         1,724
                              2008       $10.712      $10.788         1,161
                              2009       $10.788      $10.606         1,158
                              2010       $10.606      $10.427            14
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.071      $ 8.891        20,009
                              2002       $ 8.891      $ 7.875        49,021
                              2003       $ 7.875      $ 9.773        59,626
                              2004       $ 9.773      $10.602        61,133

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.602      $11.289        75,099
                              2006       $11.289      $12.764        68,338
                              2007       $12.764      $13.628        58,789
                              2008       $13.628      $10.183        52,845
                              2009       $10.183      $11.985        51,000
                              2010       $11.985      $12.583        51,395
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.407         1,046
                              2002       $ 9.407      $ 7.491         1,088
                              2003       $ 7.491      $ 9.380         1,013
                              2004       $ 9.380      $10.244           967
                              2005       $10.244      $10.596             0
                              2006       $10.596      $12.073             0
                              2007       $12.073      $11.150             0
                              2008       $11.150      $ 6.718             0
                              2009       $ 6.718      $ 8.573             0
                              2010       $ 8.573      $ 9.638             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.517             0
                              2002       $ 8.517      $ 6.514            87
                              2003       $ 6.514      $ 8.229         2,070
                              2004       $ 8.229      $ 9.399         3,175
                              2005       $ 9.399      $10.366         1,483
                              2006       $10.366      $13.014         1,346
                              2007       $13.014      $13.861             0
                              2008       $13.861      $ 7.636             0
                              2009       $ 7.636      $ 9.355             0
                              2010       $ 9.355      $10.118             0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.290             0
                              2003       $ 7.290      $10.723             0
                              2004       $10.723      $13.303           897
                              2005       $13.303      $13.997           897
                              2006       $13.997      $16.138           897
                              2007       $16.138      $13.844             0
                              2008       $13.844      $ 8.251             0
                              2009       $ 8.251      $10.668             0
                              2010       $10.668      $13.211             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.979             0
                              2002       $ 7.979      $ 5.450         5,560
                              2003       $ 5.450      $ 6.692         5,951
                              2004       $ 6.692      $ 6.909         7,436
                              2005       $ 6.909      $ 7.178         9,394
                              2006       $ 7.178      $ 7.439         5,273
                              2007       $ 7.439      $ 7.716         1,478

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.716      $ 4.775            0
                              2009       $ 4.775      $ 7.693            0
                              2010       $ 7.693      $ 9.135            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.200          272
                              2002       $ 8.200      $ 5.814          984
                              2003       $ 5.814      $ 7.140        3,987
                              2004       $ 7.140      $ 7.564        2,553
                              2005       $ 7.564      $ 8.603        5,195
                              2006       $ 8.603      $ 8.804        5,262
                              2007       $ 8.804      $10.549        3,640
                              2008       $10.549      $ 5.268        3,638
                              2009       $ 5.268      $ 8.574        3,637
                              2010       $ 8.574      $10.354        3,636
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.314            0
                              2002       $ 8.314      $ 7.850           72
                              2003       $ 7.850      $11.548        2,072
                              2004       $11.548      $13.975        2,841
                              2005       $13.975      $18.389        1,566
                              2006       $18.389      $24.790        1,463
                              2007       $24.790      $34.221          286
                              2008       $34.221      $14.590          286
                              2009       $14.590      $24.357          286
                              2010       $24.357      $28.497          286
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.709            0
                              2002       $ 8.709      $ 6.615           85
                              2003       $ 6.615      $ 8.285        1,574
                              2004       $ 8.285      $ 9.560        5,651
                              2005       $ 9.560      $10.437        5,219
                              2006       $10.437      $12.839        1,836
                              2007       $12.839      $14.460        1,308
                              2008       $14.460      $ 7.870            0
                              2009       $ 7.870      $10.252            0
                              2010       $10.252      $10.650            0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.308            0
                              2003       $ 7.308      $10.183          229
                              2004       $10.183      $12.171          582
                              2005       $12.171      $14.066          545
                              2006       $14.066      $15.110          550
                              2007       $15.110      $18.217          473
                              2008       $18.217      $ 9.532            0
                              2009       $ 9.532      $14.771            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.771      $19.212            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $10.823        1,035
                              2002       $10.823      $10.482        1,049
                              2003       $10.482      $14.267          454
                              2004       $14.267      $19.127        1,937
                              2005       $19.127      $22.008        1,901
                              2006       $22.008      $29.865        1,809
                              2007       $29.865      $24.342          243
                              2008       $24.342      $14.859          243
                              2009       $14.859      $18.746            9
                              2010       $18.746      $23.948            7



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                      INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.356      $10.534          0
                              2002       $10.534      $ 7.781          0
                              2003       $ 7.781      $10.104          0
                              2004       $10.104      $11.040          0
                              2005       $11.040      $11.344          0
                              2006       $11.344      $13.038          0
                              2007       $13.038      $13.429          0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 7.630          0
                              2002       $ 7.630      $ 5.246          0
                              2003       $ 5.246      $ 6.942          0
                              2004       $ 6.942      $ 7.811          0
                              2005       $ 7.811      $ 8.566          0
                              2006       $ 8.566      $ 8.311          0
                              2007       $ 8.311      $ 9.197          0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.807      $ 8.097          0
                              2002       $ 8.097      $ 5.406          0
                              2003       $ 5.406      $ 6.551          0
                              2004       $ 6.551      $ 6.973          0
                              2005       $ 6.973      $ 7.867          0
                              2006       $ 7.867      $ 7.679          0
                              2007       $ 7.679      $ 8.570          0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682          0
                              2005       $10.682      $10.840          0
                              2006       $10.840      $11.647          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.647      $11.751            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204            0
                              2006       $11.204      $13.014            0
                              2007       $13.014      $13.264            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319            0
                              2006       $11.319      $13.008        4,583
                              2007       $13.008      $12.473            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878            0
                              2006       $11.878      $13.814            0
                              2007       $13.814      $14.041            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504            0
                              2005       $11.504      $12.450            0
                              2006       $12.450      $14.854            0
                              2007       $14.854      $16.846            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 7.589            0
                              2002       $ 7.589      $ 5.541            0
                              2003       $ 5.541      $ 7.050            0
                              2004       $ 7.050      $ 7.385            0
                              2005       $ 7.385      $ 7.896            0
                              2006       $ 7.896      $ 8.245            0
                              2007       $ 8.245      $ 9.072            0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.158      $ 8.971            0
                              2002       $ 8.971      $ 5.977            0
                              2003       $ 5.977      $ 7.344            0
                              2006       $10.000      $10.785            0
                              2007       $10.785      $11.452            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $10.473            0
                              2002       $10.473      $ 7.871            0
                              2003       $ 7.871      $ 9.888        1,371

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 9.888      $10.536        1,295
                              2005       $10.536      $10.931        1,222
                              2006       $10.931      $11.930        1,154
                              2007       $11.930      $12.213          362
                              2008       $12.213      $ 7.636          361
                              2009       $ 7.636      $ 9.325          360
                              2010       $ 9.325      $10.120            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.946            0
                              2002       $ 9.946      $ 8.166            0
                              2003       $ 8.166      $10.595          372
                              2004       $10.595      $11.962          371
                              2005       $11.962      $12.497          370
                              2006       $12.497      $14.971          369
                              2007       $14.971      $15.738          369
                              2008       $15.738      $ 9.131          368
                              2009       $ 9.131      $10.445          367
                              2010       $10.445      $11.499            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 7.393            0
                              2002       $ 7.393      $ 5.664            0
                              2003       $ 5.664      $ 7.108            0
                              2004       $ 7.108      $ 7.670            0
                              2005       $ 7.670      $ 7.699            0
                              2006       $ 7.699      $ 8.266            0
                              2007       $ 8.266      $ 8.458            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.503            0
                              2002       $10.503      $ 9.370            0
                              2003       $ 9.370      $11.123            0
                              2004       $11.123      $12.124            0
                              2005       $12.124      $12.740            0
                              2006       $12.740      $14.294            0
                              2007       $14.294      $14.490            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807            0
                              2005       $10.807      $11.424            0
                              2006       $11.424      $12.484            0
                              2007       $12.484      $13.434            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.904          0
                              2002       $ 8.904      $ 6.550          0
                              2003       $ 6.550      $ 8.227          0
                              2004       $ 8.227      $ 8.938          0
                              2005       $ 8.938      $ 9.188          0
                              2006       $ 9.188      $10.430          0
                              2007       $10.430      $10.781          0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.979          0
                              2002       $ 6.979      $ 4.390          0
                              2003       $ 4.390      $ 5.493          0
                              2004       $ 5.493      $ 5.775          0
                              2005       $ 5.775      $ 6.124          0
                              2006       $ 6.124      $ 6.188          0
                              2007       $ 6.188      $ 7.109          0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.043          0
                              2003       $ 8.043      $10.350          0
                              2004       $10.350      $11.973          0
                              2005       $11.973      $12.277          0
                              2006       $12.277      $14.024          0
                              2007       $14.024      $13.494          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.116          0
                              2005       $11.116      $12.132          0
                              2006       $12.132      $12.505          0
                              2007       $12.505      $14.445          0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.319      $ 9.940          0
                              2002       $ 9.940      $ 6.941          0
                              2003       $ 6.941      $ 9.649          0
                              2004       $ 9.649      $10.862          0
                              2005       $10.862      $11.985          0
                              2006       $11.985      $14.211          0
                              2007       $14.211      $15.054          0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $10.139      $ 8.352             0
                              2002       $ 8.352      $ 5.603             0
                              2003       $ 5.603      $ 6.459         6,026
                              2004       $ 6.459      $ 7.656         6,026
                              2005       $ 7.656      $ 8.621         6,026
                              2006       $ 8.621      $10.190         6,026
                              2007       $10.190      $12.045         6,026
                              2008       $12.045      $ 7.895         4,331
                              2009       $ 7.895      $ 9.250         4,331
                              2010       $ 9.250      $ 9.716         4,331
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 7.254             0
                              2002       $ 7.254      $ 5.412             0
                              2003       $ 5.412      $ 6.701             0
                              2004       $ 6.701      $ 7.420             0
                              2005       $ 7.420      $ 8.979             0
                              2006       $ 8.979      $ 9.512             0
                              2007       $ 9.512      $11.181             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.242             0
                              2002       $ 7.242      $ 5.630             0
                              2003       $ 5.630      $ 6.793        10,363
                              2004       $ 6.793      $ 7.416        10,252
                              2005       $ 7.416      $ 8.609        10,153
                              2006       $ 8.609      $ 8.811        10,064
                              2007       $ 8.811      $10.346         8,500
                              2008       $10.346      $ 5.323         6,541
                              2009       $ 5.323      $ 8.958         6,541
                              2010       $ 8.958      $11.243         6,541
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.774             0
                              2002       $ 8.774      $ 6.491             0
                              2003       $ 6.491      $ 8.227           818
                              2004       $ 8.227      $ 9.111           782
                              2005       $ 9.111      $ 9.729           750
                              2006       $ 9.729      $12.445           723
                              2007       $12.445      $14.131           307
                              2008       $14.131      $ 7.954           306
                              2009       $ 7.954      $ 9.980           305
                              2010       $ 9.980      $10.512             0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 8.021             0
                              2002       $ 8.021      $ 5.781             0
                              2003       $ 5.781      $ 7.446             0
                              2004       $ 7.446      $ 8.232             0
                              2005       $ 8.232      $ 8.637             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $ 8.637      $10.059            0
                              2007       $10.059      $11.569            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.591            0
                              2002       $10.591      $11.175            0
                              2003       $11.175      $11.905        5,085
                              2004       $11.905      $12.307        5,048
                              2005       $12.307      $12.492        5,011
                              2006       $12.492      $12.971        4,975
                              2007       $12.971      $13.504        4,742
                              2008       $13.504      $12.082        4,741
                              2009       $12.082      $14.548        4,741
                              2010       $14.548      $15.618        4,502
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.007      $10.318            0
                              2002       $10.318      $10.723            0
                              2003       $10.723      $10.769            0
                              2004       $10.769      $10.729            0
                              2005       $10.729      $10.737            0
                              2006       $10.737      $11.000            0
                              2007       $11.000      $11.123            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.196            0
                              2002       $10.196      $10.177            0
                              2003       $10.177      $10.064          821
                              2004       $10.064      $ 9.972          746
                              2005       $ 9.972      $10.070          670
                              2006       $10.070      $10.350          596
                              2007       $10.350      $10.667            0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.071      $ 9.115            0
                              2002       $ 9.115      $ 7.866            0
                              2003       $ 7.866      $ 9.755          740
                              2004       $ 9.755      $10.577          740
                              2005       $10.577      $11.255          740
                              2006       $11.255      $12.718          740
                              2007       $12.718      $13.570            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.844            0
                              2002       $ 9.844      $ 7.482            0
                              2003       $ 7.482      $ 9.362            0
                              2004       $ 9.362      $10.219            0
                              2005       $10.219      $10.564            0
                              2006       $10.564      $12.030            0
                              2007       $12.030      $11.103            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.514          0
                              2002       $ 8.514      $ 6.506          0
                              2003       $ 6.506      $ 8.214          0
                              2004       $ 8.214      $ 9.376          0
                              2005       $ 9.376      $10.335          0
                              2006       $10.335      $12.967          0
                              2007       $12.967      $13.803          0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.287          0
                              2003       $ 7.287      $10.712          0
                              2004       $10.712      $13.282          0
                              2005       $13.282      $13.966          0
                              2006       $13.966      $16.093          0
                              2007       $16.093      $13.797          0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.976          0
                              2002       $ 7.976      $ 5.444          0
                              2003       $ 5.444      $ 6.680          0
                              2004       $ 6.680      $ 6.892          0
                              2005       $ 6.892      $ 7.156          0
                              2006       $ 7.156      $ 7.413          0
                              2007       $ 7.413      $ 7.683          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.235          0
                              2002       $ 8.235      $ 5.807          0
                              2003       $ 5.807      $ 7.127          0
                              2004       $ 7.127      $ 7.545          0
                              2005       $ 7.545      $ 8.577          0
                              2006       $ 8.577      $ 8.772          0
                              2007       $ 8.772      $10.504          0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.310          0
                              2002       $ 8.310      $ 7.840          0
                              2003       $ 7.840      $11.527          0
                              2004       $11.527      $13.942          0
                              2005       $13.942      $18.333          0
                              2006       $18.333      $24.700          0
                              2007       $24.700      $34.077          0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.706          0
                              2002       $ 8.706      $ 6.607          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $ 6.607      $ 8.270          0
                              2004       $ 8.270      $ 9.537          0
                              2005       $ 9.537      $10.406          0
                              2006       $10.406      $12.792          0
                              2007       $12.792      $14.399          0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.305          0
                              2003       $ 7.305      $10.173          0
                              2004       $10.173      $12.152          0
                              2005       $12.152      $14.036          0
                              2006       $14.036      $15.067          0
                              2007       $15.067      $18.155          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $11.169          0
                              2002       $11.169      $10.469          0
                              2003       $10.469      $14.241          0
                              2004       $14.241      $19.081          0
                              2005       $19.081      $21.942          0
                              2006       $21.942      $29.757          0
                              2007       $29.757      $24.239          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION
                                   OPTION 2

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.356      $10.108             0
                              2002       $10.108      $ 7.467        10,597
                              2003       $ 7.467      $ 9.696         9,853
                              2004       $ 9.696      $10.594         7,909
                              2005       $10.594      $10.886        11,801
                              2006       $10.886      $12.511        11,751
                              2007       $12.511      $12.886        10,537
                              2008       $12.886      $ 7.507         9,508
                              2009       $ 7.507      $ 8.875         6,654
                              2010       $ 8.875      $ 9.835         5,666
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 6.808             0
                              2002       $ 6.808      $ 4.681             0
                              2003       $ 4.681      $ 6.194            25
                              2004       $ 6.194      $ 6.969         4,201
                              2005       $ 6.969      $ 7.643         5,091
                              2006       $ 7.643      $ 7.415         5,175
                              2007       $ 7.415      $ 8.206         5,367
                              2008       $ 8.206      $ 4.627         3,926
                              2009       $ 4.627      $ 6.040         4,166
                              2010       $ 6.040      $ 6.811         2,020
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.807      $ 7.294             0
                              2002       $ 7.294      $ 4.869             0
                              2003       $ 4.869      $ 5.901             0
                              2004       $ 5.901      $ 6.281             0
                              2005       $ 6.281      $ 7.086             0
                              2006       $ 7.086      $ 6.917             0
                              2007       $ 6.917      $ 7.719             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.719      $ 4.563            0
                              2009       $ 4.563      $ 6.146            0
                              2010       $ 6.146      $ 6.631            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682            0
                              2005       $10.682      $10.840            0
                              2006       $10.840      $11.647            0
                              2007       $11.647      $11.751            0
                              2008       $11.751      $ 8.845            0
                              2009       $ 8.845      $12.399            0
                              2010       $12.399      $13.795        3,200
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204        1,344
                              2006       $11.204      $13.014        1,371
                              2007       $13.014      $13.264            0
                              2008       $13.264      $ 9.166        3,005
                              2009       $ 9.166      $12.209        3,005
                              2010       $12.209      $13.514        6,717
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319          850
                              2006       $11.319      $13.008          832
                              2007       $13.008      $12.473            0
                              2008       $12.473      $ 8.207            0
                              2009       $ 8.207      $10.413          926
                              2010       $10.413      $13.117          898
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878        1,333
                              2006       $11.878      $13.814        1,317
                              2007       $13.814      $14.041            0
                              2008       $14.041      $ 8.674            0
                              2009       $ 8.674      $10.741          927
                              2010       $10.741      $11.733          872
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504        1,509
                              2005       $11.504      $12.451        4,832
                              2006       $12.451      $14.856        4,678
                              2007       $14.856      $16.848        3,261
                              2008       $16.848      $ 9.867        2,676
                              2009       $ 9.867      $13.284        4,063
                              2010       $13.284      $14.147        2,356
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 6.316             0
                              2002       $ 6.316      $ 4.612             0
                              2003       $ 4.612      $ 5.868           202
                              2004       $ 5.868      $ 6.146         1,252
                              2005       $ 6.146      $ 6.571         1,329
                              2006       $ 6.571      $ 6.863         1,441
                              2007       $ 6.863      $ 7.551         1,548
                              2008       $ 7.551      $ 4.265         1,544
                              2009       $ 4.265      $ 5.073         1,712
                              2010       $ 5.073      $ 5.756         1,799
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.158      $ 8.307             0
                              2002       $ 8.307      $ 5.534             0
                              2003       $ 5.534      $ 6.800           122
                              2004       $ 6.800      $ 7.066           126
                              2005       $ 7.066      $ 7.334           131
                              2006       $10.000      $10.785           102
                              2007       $10.785      $11.452           100
                              2008       $11.452      $ 7.861            98
                              2009       $ 7.861      $ 9.907         2,128
                              2010       $ 9.907      $10.663            98
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.494      $ 9.704        10,388
                              2002       $ 9.704      $ 7.815        19,689
                              2003       $ 7.815      $ 9.819        33,534
                              2004       $ 9.819      $10.462        25,533
                              2005       $10.462      $10.854        36,899
                              2006       $10.854      $11.846        30,433
                              2007       $11.846      $12.127        18,178
                              2008       $12.127      $ 7.582        15,234
                              2009       $ 7.582      $ 9.259        15,855
                              2010       $ 9.259      $10.049        13,694
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.318      $ 9.468           126
                              2002       $ 9.468      $ 8.136         9,357
                              2003       $ 8.136      $10.556        14,353
                              2004       $10.556      $11.919         9,577
                              2005       $11.919      $12.451        11,113
                              2006       $12.451      $14.916         7,278
                              2007       $14.916      $15.681         7,510
                              2008       $15.681      $ 9.098         4,212
                              2009       $ 9.098      $10.407         4,363

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $10.407      $11.457        4,512
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.541      $ 5.438          426
                              2002       $ 5.438      $ 4.961        2,107
                              2003       $ 4.961      $ 6.225        2,720
                              2004       $ 6.225      $ 6.717        2,557
                              2005       $ 6.717      $ 6.743        1,868
                              2006       $ 6.743      $ 7.240        1,254
                              2007       $ 7.240      $ 7.408        1,244
                              2008       $ 7.408      $ 5.594          335
                              2009       $ 5.594      $ 7.945          290
                              2010       $ 7.945      $ 8.602          292
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.276      $10.242            0
                              2002       $10.242      $ 9.137            0
                              2003       $ 9.137      $10.846        1,796
                              2004       $10.846      $11.823        1,070
                              2005       $11.823      $12.423        1,205
                              2006       $12.423      $13.939          218
                              2007       $13.939      $14.131          979
                              2008       $14.131      $10.232          869
                              2009       $10.232      $12.581        1,510
                              2010       $12.581      $13.888        2,258
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807            0
                              2005       $10.807      $11.424          739
                              2006       $11.424      $12.484          723
                              2007       $12.484      $13.434            0
                              2008       $13.434      $ 9.433            0
                              2009       $ 9.433      $12.066            0
                              2010       $12.066      $13.526            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.218            0
                              2002       $ 8.218      $ 6.046        5,382
                              2003       $ 6.046      $ 7.593        7,145
                              2004       $ 7.593      $ 8.250        5,534
                              2005       $ 8.250      $ 8.480        6,659
                              2006       $ 8.480      $ 9.627        5,653
                              2007       $ 9.627      $ 9.951        4,540
                              2008       $ 9.951      $ 6.152        4,544
                              2009       $ 6.152      $ 7.635        3,488

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.635      $ 8.616         5,575
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.837      $ 5.754             0
                              2002       $ 5.754      $ 3.620         5,789
                              2003       $ 3.620      $ 4.528         4,743
                              2004       $ 4.528      $ 4.761         5,792
                              2005       $ 4.761      $ 5.049         9,459
                              2006       $ 5.049      $ 5.101         8,374
                              2007       $ 5.101      $ 5.861         8,502
                              2008       $ 5.861      $ 2.937         4,980
                              2009       $ 2.937      $ 4.791         2,273
                              2010       $ 4.791      $ 5.641         1,966
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.043         2,151
                              2003       $ 8.043      $10.350         7,639
                              2004       $10.350      $11.973         9,193
                              2005       $11.973      $12.277        19,535
                              2006       $12.277      $14.024        16,587
                              2007       $14.024      $13.494        16,310
                              2008       $13.494      $ 8.527        14,374
                              2009       $ 8.527      $10.788        16,348
                              2010       $10.788      $12.291         8,036
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.116           203
                              2005       $11.116      $12.135           194
                              2006       $12.135      $12.508           199
                              2007       $12.508      $14.449           179
                              2008       $14.449      $ 7.546           222
                              2009       $ 7.546      $11.592           197
                              2010       $11.592      $14.493           962
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.319      $ 9.471             0
                              2002       $ 9.471      $ 6.613         6,599
                              2003       $ 6.613      $ 9.194         8,897
                              2004       $ 9.194      $10.349         4,690
                              2005       $10.349      $11.419         6,683
                              2006       $11.419      $13.540         6,618
                              2007       $13.540      $14.343         6,004
                              2008       $14.343      $ 8.272         5,639
                              2009       $ 8.272      $11.312         6,503
                              2010       $11.312      $13.584         2,915

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.308         2,704
                              2002       $ 7.308      $ 5.538         4,008
                              2003       $ 5.538      $ 6.384         6,900
                              2004       $ 6.384      $ 7.567         5,496
                              2005       $ 7.567      $ 8.520         5,897
                              2006       $ 8.520      $10.071         3,704
                              2007       $10.071      $11.904         6,042
                              2008       $11.904      $ 7.803         6,014
                              2009       $ 7.803      $ 9.142         6,006
                              2010       $ 9.142      $ 9.603         6,006
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 6.594             0
                              2002       $ 6.594      $ 4.920             0
                              2003       $ 4.920      $ 6.092           826
                              2004       $ 6.092      $ 6.746           825
                              2005       $ 6.746      $ 8.162           824
                              2006       $ 8.162      $ 8.648           823
                              2007       $ 8.648      $10.165           822
                              2008       $10.165      $ 5.106           822
                              2009       $ 5.106      $ 8.500           820
                              2010       $ 8.500      $10.524           819
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.127      $ 6.659         6,558
                              2002       $ 6.659      $ 5.153        27,362
                              2003       $ 5.153      $ 6.217        48,892
                              2004       $ 6.217      $ 6.788        41,361
                              2005       $ 6.788      $ 7.879        44,749
                              2006       $ 7.879      $ 8.064        33,366
                              2007       $ 8.064      $ 9.469        26,821
                              2008       $ 9.469      $ 4.872        23,995
                              2009       $ 4.872      $ 8.199        20,619
                              2010       $ 8.199      $10.290        18,119
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.400      $ 8.344         3,180
                              2002       $ 8.344      $ 6.446        13,466
                              2003       $ 6.446      $ 8.170        24,573
                              2004       $ 8.170      $ 9.048        18,963
                              2005       $ 9.048      $ 9.662        19,057
                              2006       $ 9.662      $12.359        15,677
                              2007       $12.359      $14.033        14,253
                              2008       $14.033      $ 7.899        14,009
                              2009       $ 7.899      $ 9.911        12,374
                              2010       $ 9.911      $10.440        12,349
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $ 9.868      $ 7.356             0
                              2002       $ 7.356      $ 5.301             0
                              2003       $ 5.301      $ 6.829         1,144
                              2004       $ 6.829      $ 7.549         1,127
                              2005       $ 7.549      $ 7.920         1,370
                              2006       $ 7.920      $ 9.225         1,344
                              2007       $ 9.225      $10.609         1,324
                              2008       $10.609      $ 5.853         1,301
                              2009       $ 5.853      $ 5.592             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.017      $11.192             0
                              2002       $11.192      $11.601        12,379
                              2003       $11.601      $12.359        15,998
                              2004       $12.359      $12.775        11,235
                              2005       $12.775      $12.968        12,084
                              2006       $12.968      $13.465        12,224
                              2007       $13.465      $14.018        12,766
                              2008       $14.018      $12.542        12,556
                              2009       $12.542      $15.102        12,121
                              2010       $15.102      $16.212        17,871
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.006      $10.401             0
                              2002       $10.401      $10.810         2,594
                              2003       $10.810      $10.856         9,747
                              2004       $10.856      $10.816        12,536
                              2005       $10.816      $10.824        16,513
                              2006       $10.824      $11.089        15,658
                              2007       $11.089      $11.213        14,516
                              2008       $11.213      $ 9.372        14,926
                              2009       $ 9.372      $ 9.738        14,570
                              2010       $ 9.738      $ 9.791        13,601
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.016      $10.274         1,302
                              2002       $10.274      $10.228         8,893
                              2003       $10.228      $10.115         4,973
                              2004       $10.115      $10.023         5,949
                              2005       $10.023      $10.121        13,472
                              2006       $10.121      $10.402        22,394
                              2007       $10.402      $10.721        16,764
                              2008       $10.721      $10.790        25,252
                              2009       $10.790      $10.602         8,518
                              2010       $10.602      $10.416         2,294
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.071      $ 8.447        16,545
                              2002       $ 8.447      $ 7.477        30,864
                              2003       $ 7.477      $ 9.273        34,527

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 9.273      $10.054        80,279
                              2005       $10.054      $10.699        79,224
                              2006       $10.699      $12.089        58,835
                              2007       $12.089      $12.900        60,892
                              2008       $12.900      $ 9.633        39,513
                              2009       $ 9.633      $11.331        41,225
                              2010       $11.331      $11.890        49,151
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.224      $ 9.697             0
                              2002       $ 9.697      $ 7.370             0
                              2003       $ 7.370      $ 9.223             0
                              2004       $ 9.223      $10.067             0
                              2005       $10.067      $10.406             0
                              2006       $10.406      $11.850             0
                              2007       $11.850      $10.937             0
                              2008       $10.937      $ 6.586             0
                              2009       $ 6.586      $ 8.399             0
                              2010       $ 8.399      $ 9.437             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.315      $ 8.204             0
                              2002       $ 8.204      $ 6.269         4,846
                              2003       $ 6.269      $ 7.915         4,320
                              2004       $ 7.915      $ 9.035         4,289
                              2005       $ 9.035      $ 9.959         3,790
                              2006       $ 9.959      $12.496         3,745
                              2007       $12.496      $13.301         3,714
                              2008       $13.301      $ 7.323         3,811
                              2009       $ 7.323      $ 8.966         1,972
                              2010       $ 8.966      $ 9.691         1,985
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.287             0
                              2003       $ 7.287      $10.712         2,197
                              2004       $10.712      $13.282         2,174
                              2005       $13.282      $13.966         1,863
                              2006       $13.966      $16.093           809
                              2007       $16.093      $13.797           180
                              2008       $13.797      $ 8.218           216
                              2009       $ 8.218      $10.619           218
                              2010       $10.619      $13.142           203
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.816      $ 7.089             0
                              2002       $ 7.089      $ 4.839             0
                              2003       $ 4.839      $ 5.937            26
                              2004       $ 5.937      $ 6.126             4
                              2005       $ 6.126      $ 6.361             4
                              2006       $ 6.361      $ 6.589             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $ 6.589      $ 6.829            0
                              2008       $ 6.829      $ 4.224            0
                              2009       $ 4.224      $ 6.801            0
                              2010       $ 6.801      $ 8.071            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.828      $ 7.192            0
                              2002       $ 7.192      $ 5.072        3,861
                              2003       $ 5.072      $ 6.224        1,931
                              2004       $ 6.224      $ 6.590        1,957
                              2005       $ 6.590      $ 7.491        2,028
                              2006       $ 7.491      $ 7.661        2,037
                              2007       $ 7.661      $ 9.174        1,913
                              2008       $ 9.174      $ 4.579        1,987
                              2009       $ 4.579      $ 7.447        1,847
                              2010       $ 7.447      $ 8.988        1,720
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.537      $ 7.308            0
                              2002       $ 7.308      $ 6.894          949
                              2003       $ 6.894      $10.137        1,030
                              2004       $10.137      $12.260        1,920
                              2005       $12.260      $16.121        2,734
                              2006       $16.121      $21.720        4,257
                              2007       $21.720      $29.966        3,247
                              2008       $29.966      $12.768          351
                              2009       $12.768      $21.303          999
                              2010       $21.303      $24.909          828
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.198      $ 8.396            0
                              2002       $ 8.396      $ 6.372            0
                              2003       $ 6.372      $ 7.976          111
                              2004       $ 7.976      $ 9.198          453
                              2005       $ 9.198      $10.036        1,201
                              2006       $10.036      $12.337        1,172
                              2007       $12.337      $13.887        1,152
                              2008       $13.887      $ 7.554          224
                              2009       $ 7.554      $ 9.834        2,273
                              2010       $ 9.834      $10.210          225
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.305            0
                              2003       $ 7.305      $10.173        1,029
                              2004       $10.173      $12.152        2,782
                              2005       $12.152      $14.036        3,298
                              2006       $14.036      $15.067        2,214
                              2007       $15.067      $18.155        1,446
                              2008       $18.155      $ 9.494        1,166

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.494      $14.704        1,950
                              2010       $14.704      $19.112        1,305
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.024      $11.974            0
                              2002       $11.974      $11.224          356
                              2003       $11.224      $15.267          915
                              2004       $15.267      $20.456        1,308
                              2005       $20.456      $23.523        1,678
                              2006       $23.523      $31.901        1,617
                              2007       $31.901      $25.986        1,573
                              2008       $25.986      $15.853        1,083
                              2009       $15.853      $19.989        1,645
                              2010       $19.989      $25.520        1,495



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.059           0
                              2003       $ 9.059      $11.764         713
                              2004       $11.764      $12.853         686
                              2005       $12.853      $13.208         658
                              2006       $13.208      $15.179         631
                              2007       $15.179      $15.634           0
                              2008       $15.634      $ 9.108           0
                              2009       $ 9.108      $10.768           0
                              2010       $10.768      $11.932           0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.003           0
                              2003       $ 9.003      $11.913           0
                              2004       $11.913      $13.404           0
                              2005       $13.404      $14.700           0
                              2006       $14.700      $14.262           0
                              2007       $14.262      $15.783           0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 8.939           0
                              2003       $ 8.939      $10.833           0
                              2004       $10.833      $11.530           0
                              2005       $11.530      $13.009           0
                              2006       $13.009      $12.698           0
                              2007       $12.698      $14.171           0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682           0
                              2005       $10.682      $10.840           0
                              2006       $10.840      $11.647           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.647      $11.751            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226            0
                              2005       $11.226      $11.204            0
                              2006       $11.204      $13.014            0
                              2007       $13.014      $13.264            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.319            0
                              2006       $11.319      $13.008            0
                              2007       $13.008      $12.473            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938            0
                              2005       $10.938      $11.878            0
                              2006       $11.878      $13.814            0
                              2007       $13.814      $14.041            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504            0
                              2005       $11.504      $12.450            0
                              2006       $12.450      $14.854            0
                              2007       $14.854      $16.846            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $10.000      $ 9.021            0
                              2003       $ 9.021      $11.479            0
                              2004       $11.479      $12.023            0
                              2005       $12.023      $12.856            0
                              2006       $12.856      $13.425            0
                              2007       $13.425      $14.771            0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2002       $10.000      $ 8.972            0
                              2003       $ 8.972      $11.024        1,048
                              2004       $11.024      $11.454        1,023
                              2005       $11.454      $11.889          997
                              2006       $10.000      $10.785        1,213
                              2007       $10.785      $11.452          500
                              2008       $11.452      $ 7.861          499
                              2009       $ 7.861      $ 9.907          498
                              2010       $ 9.907      $10.663          497
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $10.000      $ 8.532            0
                              2003       $ 8.532      $10.719          541
                              2004       $10.719      $11.421          520
                              2005       $11.421      $11.849          499
                              2006       $11.849      $12.932          479
                              2007       $12.932      $13.239            0
                              2008       $13.239      $ 8.277            0
                              2009       $ 8.277      $10.108            0
                              2010       $10.108      $10.970            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.611            0
                              2003       $ 8.611      $11.172        1,219
                              2004       $11.172      $12.614        1,178
                              2005       $12.614      $13.178        1,141
                              2006       $13.178      $15.786        1,100
                              2007       $15.786      $16.595            0
                              2008       $16.595      $ 9.629            0
                              2009       $ 9.629      $11.014            0
                              2010       $11.014      $12.125            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.625            0
                              2003       $ 9.625      $12.077            0
                              2004       $12.077      $13.032            0
                              2005       $13.032      $13.082            0
                              2006       $13.082      $14.046            0
                              2007       $14.046      $14.373            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.379            0
                              2003       $ 9.379      $11.134            0
                              2004       $11.134      $12.137            0
                              2005       $12.137      $12.753            0
                              2006       $12.753      $14.309            0
                              2007       $14.309      $14.505            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807            0
                              2005       $10.807      $11.424            0
                              2006       $11.424      $12.484            0
                              2007       $12.484      $13.434            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.065           0
                              2003       $ 9.065      $11.386           0
                              2004       $11.386      $12.370           0
                              2005       $12.370      $12.716           0
                              2006       $12.716      $14.436           0
                              2007       $14.436      $14.922           0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.379           0
                              2003       $ 8.379      $10.482         238
                              2004       $10.482      $11.022         238
                              2005       $11.022      $11.687         237
                              2006       $11.687      $11.809         237
                              2007       $11.809      $13.567         237
                              2008       $13.567      $ 6.798         236
                              2009       $ 6.798      $11.091         236
                              2010       $11.091      $13.058         235
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 9.119           0
                              2003       $ 9.119      $11.735         402
                              2004       $11.735      $13.575         386
                              2005       $13.575      $13.919         395
                              2006       $13.919      $15.901         395
                              2007       $15.901      $15.300           0
                              2008       $15.300      $ 9.668           0
                              2009       $ 9.668      $12.231           0
                              2010       $12.231      $13.935           0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.116           0
                              2005       $11.116      $12.132           0
                              2006       $12.132      $12.505           0
                              2007       $12.505      $14.445           0
                              2008       $14.445      $ 7.544           0
                              2009       $ 7.544      $11.589           0
                              2010       $11.589      $14.490           0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.855           0
                              2003       $ 8.855      $12.310         251
                              2004       $12.310      $13.857         256
                              2005       $13.857      $15.289         242

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $15.289      $18.129          238
                              2007       $18.129      $19.204            0
                              2008       $19.204      $11.076            0
                              2009       $11.076      $15.146            0
                              2010       $15.146      $18.188            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.337            0
                              2003       $ 9.337      $10.763          627
                              2004       $10.763      $12.758          602
                              2005       $12.758      $14.366          578
                              2006       $14.366      $16.981          555
                              2007       $16.981      $20.072            0
                              2008       $20.072      $13.157            0
                              2009       $13.157      $15.414            0
                              2010       $15.414      $16.191            0
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.823            0
                              2003       $ 8.823      $10.927            0
                              2004       $10.927      $12.099            0
                              2005       $12.099      $14.639            0
                              2006       $14.639      $15.510            0
                              2007       $15.510      $18.230            0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.737            0
                              2003       $ 8.737      $10.540        1,488
                              2004       $10.540      $11.508        1,430
                              2005       $11.508      $13.358        1,372
                              2006       $13.358      $13.672        1,317
                              2007       $13.672      $16.054            0
                              2008       $16.054      $ 8.260            0
                              2009       $ 8.260      $13.901            0
                              2010       $13.901      $17.446            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.304            0
                              2003       $ 8.304      $10.526          549
                              2004       $10.526      $11.657          548
                              2005       $11.657      $12.447          547
                              2006       $12.447      $15.922          546
                              2007       $15.922      $18.079          546
                              2008       $18.079      $10.176          545
                              2009       $10.176      $12.768          544
                              2010       $12.768      $13.450          543
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2002       $10.000      $ 8.584            0
                              2003       $ 8.584      $11.057            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $11.057      $12.224            0
                              2005       $12.224      $12.825            0
                              2006       $12.825      $14.937            0
                              2007       $14.937      $17.179            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2002       $10.000      $10.415            0
                              2003       $10.415      $11.095          403
                              2004       $11.095      $11.470          424
                              2005       $11.470      $11.642          456
                              2006       $11.642      $12.089          513
                              2007       $12.089      $12.585            0
                              2008       $12.585      $11.260            0
                              2009       $11.260      $13.559            0
                              2010       $13.559      $14.555            0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2002       $10.000      $10.142            0
                              2003       $10.142      $10.185            0
                              2004       $10.185      $10.148            0
                              2005       $10.148      $10.155            0
                              2006       $10.155      $10.404            0
                              2007       $10.404      $10.520            0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.972            0
                              2003       $ 9.972      $ 9.861            0
                              2004       $ 9.861      $ 9.771            0
                              2005       $ 9.771      $ 9.867            0
                              2006       $ 9.867      $10.141            0
                              2007       $10.141      $10.452            0
                              2008       $10.452      $10.519            0
                              2009       $10.519      $10.336            0
                              2010       $10.336      $10.155            0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2002       $10.000      $ 9.435            0
                              2003       $ 9.435      $11.701        1,991
                              2004       $11.701      $12.687        1,947
                              2005       $12.687      $13.501        1,896
                              2006       $13.501      $15.255        1,843
                              2007       $15.255      $16.278            0
                              2008       $16.278      $12.156            0
                              2009       $12.156      $14.299            0
                              2010       $14.299      $15.004            0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.994            0
                              2003       $ 8.994      $11.255        1,212
                              2004       $11.255      $12.285        1,195

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $12.285      $12.700        1,178
                              2006       $12.700      $14.462        1,164
                              2007       $14.462      $13.347            0
                              2008       $13.347      $ 8.038            0
                              2009       $ 8.038      $10.250            0
                              2010       $10.250      $11.517            0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $ 8.497            0
                              2003       $ 8.497      $10.729            0
                              2004       $10.729      $12.247            0
                              2005       $12.247      $13.499            0
                              2006       $13.499      $16.937            0
                              2007       $16.937      $18.029            0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 8.034            0
                              2003       $ 8.034      $11.811            0
                              2004       $11.811      $14.645            0
                              2005       $14.645      $15.399            0
                              2006       $15.399      $17.744            0
                              2007       $17.744      $15.213            0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $ 8.981            0
                              2003       $ 8.981      $11.021            0
                              2004       $11.021      $11.371            0
                              2005       $11.371      $11.807            0
                              2006       $11.807      $12.230            0
                              2007       $12.230      $12.676            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.919            0
                              2003       $ 8.919      $10.946          473
                              2004       $10.946      $11.589          473
                              2005       $11.589      $13.174          472
                              2006       $13.174      $13.473          471
                              2007       $13.473      $16.134          471
                              2008       $16.134      $ 8.053          470
                              2009       $ 8.053      $13.097          469
                              2010       $13.097      $15.808          468
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.882            0
                              2003       $ 8.882      $13.059          122
                              2004       $13.059      $15.794          116
                              2005       $15.794      $20.769           97
                              2006       $20.769      $27.982           83
                              2007       $27.982      $38.605            0
                              2008       $38.605      $16.449            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $16.449      $27.444           0
                              2010       $27.444      $32.090           0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.432           0
                              2003       $ 8.432      $10.554           0
                              2004       $10.554      $12.171           0
                              2005       $12.171      $13.280           0
                              2006       $13.280      $16.326           0
                              2007       $16.326      $18.376           0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.683           0
                              2003       $ 8.683      $12.092           0
                              2004       $12.092      $14.445           0
                              2005       $14.445      $16.684           0
                              2006       $16.684      $17.910           0
                              2007       $17.910      $21.580           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.930           0
                              2003       $ 8.930      $12.147         125
                              2004       $12.147      $16.276         109
                              2005       $16.276      $18.716          99
                              2006       $18.716      $25.383          84
                              2007       $25.383      $20.676           0
                              2008       $20.676      $12.613           0
                              2009       $12.613      $15.904           0
                              2010       $15.904      $20.305           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT
              COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.69



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.189        24,208
                              2002       $10.189      $ 7.780        35,560
                              2003       $ 7.780      $10.101        40,357
                              2004       $10.101      $11.036        16,427
                              2005       $11.036      $11.339        10,124
                              2006       $11.339      $13.030         8,856
                              2007       $13.030      $13.419        10,400
                              2008       $13.419      $ 7.817         8,262
                              2009       $ 7.817      $ 9.241         6,692
                              2010       $ 9.241      $10.239         6,112
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 7.444         3,249
                              2002       $ 7.444      $ 5.245         2,288
                              2003       $ 5.245      $ 6.940         4,861
                              2004       $ 6.940      $ 7.807         2,297
                              2005       $ 7.807      $ 8.562         2,143
                              2006       $ 8.562      $ 8.306           268
                              2007       $ 8.306      $ 9.191           279
                              2008       $ 9.191      $ 5.182           278
                              2009       $ 5.182      $ 6.763           302
                              2010       $ 6.763      $ 7.626           283
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.808      $ 7.956         4,364
                              2002       $ 7.956      $ 5.405           294
                              2003       $ 5.405      $ 6.549        19,631
                              2004       $ 6.549      $ 6.970           310
                              2005       $ 6.970      $ 7.863           300
                              2006       $ 7.863      $ 7.674         2,596
                              2007       $ 7.674      $ 8.564         1,759

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.564      $ 5.062         1,723
                              2009       $ 5.062      $ 6.817         2,356
                              2010       $ 6.817      $ 7.354         4,705
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.681             0
                              2005       $10.681      $10.838             0
                              2006       $10.838      $11.644             0
                              2007       $11.644      $11.746             0
                              2008       $11.746      $ 8.841             0
                              2009       $ 8.841      $12.392           821
                              2010       $12.392      $13.786           514
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.225           506
                              2005       $11.225      $11.203         2,906
                              2006       $11.203      $13.012        15,516
                              2007       $13.013      $13.261        15,848
                              2008       $13.261      $ 9.162         5,563
                              2009       $ 9.162      $12.203         5,688
                              2010       $12.203      $13.506         6,625
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.318             0
                              2006       $11.318      $13.006        15,142
                              2007       $13.006      $12.470        15,239
                              2008       $12.470      $ 8.204        15,074
                              2009       $ 8.204      $10.408        14,971
                              2010       $10.408      $13.109         2,175
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.937           144
                              2005       $10.937      $11.877           940
                              2006       $11.877      $13.812           939
                              2007       $13.810      $14.036         2,310
                              2008       $14.036      $ 8.671         1,463
                              2009       $ 8.671      $10.736         1,360
                              2010       $10.736      $11.726             0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504           141
                              2005       $11.504      $12.449         3,600
                              2006       $12.449      $14.851         4,436
                              2007       $14.850      $16.840         4,517
                              2008       $16.840      $ 9.862         1,826
                              2009       $ 9.862      $13.276         5,433
                              2010       $13.276      $14.137         8,393
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 7.456         2,415
                              2002       $ 7.456      $ 5.540         3,758
                              2003       $ 5.540      $ 7.048         5,875
                              2004       $ 7.048      $ 7.382         2,400
                              2005       $ 7.382      $ 7.892         4,735
                              2006       $ 7.892      $ 8.240         6,468
                              2007       $ 8.240      $ 9.066         4,307
                              2008       $ 9.066      $ 5.121         3,928
                              2009       $ 5.121      $ 6.090         2,586
                              2010       $ 6.090      $ 6.909         2,122
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 8.724        13,177
                              2002       $ 8.724      $ 5.976         8,868
                              2003       $ 5.976      $ 7.342         7,625
                              2006       $10.000      $10.785         4,202
                              2007       $10.785      $11.450         3,757
                              2008       $11.450      $ 7.859         2,861
                              2009       $ 7.859      $ 9.904         2,408
                              2010       $ 9.904      $10.658         1,718
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.496      $ 9.772        82,875
                              2002       $ 9.772      $ 7.869        92,065
                              2003       $ 7.869      $ 9.885       126,141
                              2004       $ 9.885      $10.532        97,863
                              2005       $10.532      $10.925        81,167
                              2006       $10.925      $11.923        73,240
                              2007       $11.923      $12.205        66,472
                              2008       $12.205      $ 7.630        63,301
                              2009       $ 7.630      $ 9.316        56,711
                              2010       $ 9.316      $10.110        51,756
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.501        23,606
                              2002       $ 9.501      $ 8.164        34,121
                              2003       $ 8.164      $10.592        51,184
                              2004       $10.592      $11.957        48,062
                              2005       $11.957      $12.491        39,468
                              2006       $12.491      $14.962        38,836
                              2007       $14.962      $15.727        43,019
                              2008       $15.727      $ 9.124        43,009
                              2009       $ 9.124      $10.435        41,901
                              2010       $10.435      $11.487        22,672

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 6.209         2,570
                              2002       $ 6.209      $ 5.663         5,380
                              2003       $ 5.663      $ 7.106         6,300
                              2004       $ 7.106      $ 7.666         4,535
                              2005       $ 7.666      $ 7.695         5,392
                              2006       $ 7.695      $ 8.261         3,671
                              2007       $ 8.261      $ 8.453         3,741
                              2008       $ 8.453      $ 6.382         3,660
                              2009       $ 6.382      $ 9.063         2,493
                              2010       $ 9.063      $ 9.811         2,500
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.326            11
                              2002       $10.326      $ 9.368        30,977
                              2003       $ 9.368      $11.119        21,311
                              2004       $11.119      $12.119        18,924
                              2005       $12.119      $12.733        10,961
                              2006       $12.733      $14.285        10,201
                              2007       $14.285      $14.480         8,086
                              2008       $14.480      $10.484         7,894
                              2009       $10.484      $12.889         7,613
                              2010       $12.889      $14.227         6,948
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.806             0
                              2005       $10.806      $11.422             0
                              2006       $11.422      $12.481             0
                              2007       $12.481      $13.429             0
                              2008       $13.429      $ 9.429             0
                              2009       $ 9.429      $12.059             0
                              2010       $12.059      $13.517             0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.601        42,471
                              2002       $ 8.601      $ 6.549        27,039
                              2003       $ 6.549      $ 8.224        16,303
                              2004       $ 8.224      $ 8.934        12,033
                              2005       $ 8.934      $ 9.183        10,921
                              2006       $ 9.183      $10.424         3,029
                              2007       $10.424      $10.774         2,119
                              2008       $10.774      $ 6.660           926
                              2009       $ 6.660      $ 8.264           944
                              2010       $ 8.264      $ 9.325           822

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.619        29,475
                              2002       $ 6.619      $ 4.390        41,330
                              2003       $ 4.390      $ 5.491        15,371
                              2004       $ 5.491      $ 5.773        12,790
                              2005       $ 5.773      $ 6.121        12,098
                              2006       $ 6.121      $ 6.184        11,668
                              2007       $ 6.184      $ 7.104         9,893
                              2008       $ 7.104      $ 3.559         7,331
                              2009       $ 3.559      $ 5.806         7,365
                              2010       $ 5.806      $ 6.835         5,667
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.043         6,510
                              2003       $ 8.043      $10.348        19,932
                              2004       $10.348      $11.970        19,541
                              2005       $11.970      $12.272        26,871
                              2006       $12.272      $14.018        27,948
                              2007       $14.018      $13.486        28,321
                              2008       $13.486      $ 8.521        26,727
                              2009       $ 8.521      $10.779        29,642
                              2010       $10.779      $12.280        11,935
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.115             0
                              2005       $11.115      $12.130             0
                              2006       $12.130      $12.502           194
                              2007       $12.502      $14.440             0
                              2008       $14.440      $ 7.541             0
                              2009       $ 7.541      $11.582           189
                              2010       $11.582      $14.480           935
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.816         5,227
                              2002       $ 9.816      $ 6.940         7,785
                              2003       $ 6.940      $ 9.646        12,229
                              2004       $ 9.646      $10.858        12,204
                              2005       $10.858      $11.979        18,421
                              2006       $11.979      $14.202        17,977
                              2007       $14.202      $15.043        19,441
                              2008       $15.043      $ 8.675        18,758
                              2009       $ 8.675      $11.862        18,477
                              2010       $11.862      $14.243         2,715

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.394        33,478
                              2002       $ 7.394      $ 5.602        26,391
                              2003       $ 5.602      $ 6.457        47,205
                              2004       $ 6.457      $ 7.653        37,897
                              2005       $ 7.653      $ 8.617        36,090
                              2006       $ 8.617      $10.184        31,227
                              2007       $10.184      $12.037        30,951
                              2008       $12.037      $ 7.889        30,920
                              2009       $ 7.889      $ 9.242        28,116
                              2010       $ 9.242      $ 9.707        21,575
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 7.117        25,339
                              2002       $ 7.117      $ 5.410        27,103
                              2003       $ 5.410      $ 6.699        28,266
                              2004       $ 6.699      $ 7.417        26,075
                              2005       $ 7.417      $ 8.974        25,801
                              2006       $ 8.974      $ 9.507        25,208
                              2007       $ 9.507      $11.173        23,141
                              2008       $11.173      $ 5.612        23,136
                              2009       $ 5.612      $ 9.342        25,878
                              2010       $ 9.342      $11.564         8,749
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.274       139,672
                              2002       $ 7.274      $ 5.629       149,747
                              2003       $ 5.629      $ 6.790       114,285
                              2004       $ 6.790      $ 7.413        86,778
                              2005       $ 7.413      $ 8.604        61,508
                              2006       $ 8.604      $ 8.806        44,228
                              2007       $ 8.806      $10.339        45,750
                              2008       $10.339      $ 5.319        45,943
                              2009       $ 5.319      $ 8.950        44,831
                              2010       $ 8.950      $11.232        16,607
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.401        40,707
                              2002       $ 8.401      $ 6.489        53,867
                              2003       $ 6.489      $ 8.225        27,866
                              2004       $ 8.225      $ 9.108        19,440
                              2005       $ 9.108      $ 9.724        16,477
                              2006       $ 9.724      $12.438        15,678
                              2007       $12.438      $14.121        13,569
                              2008       $14.121      $ 7.947        12,370
                              2009       $ 7.947      $ 9.971         7,506
                              2010       $ 9.971      $10.502         2,833
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.869      $ 7.431        18,778

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 7.431      $ 5.780         4,312
                              2003       $ 5.780      $ 7.444         4,190
                              2004       $ 7.444      $ 8.229         3,085
                              2005       $ 8.229      $ 8.633           747
                              2006       $ 8.633      $10.053           737
                              2007       $10.053      $11.561           707
                              2008       $11.561      $ 6.378           704
                              2009       $ 6.378      $ 6.092             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.780        46,655
                              2002       $10.780      $11.173        20,623
                              2003       $11.173      $11.902        17,910
                              2004       $11.902      $12.302        16,913
                              2005       $12.302      $12.486         8,392
                              2006       $12.486      $12.963         6,825
                              2007       $12.963      $13.494         8,094
                              2008       $13.494      $12.072         6,245
                              2009       $12.072      $14.535         3,750
                              2010       $14.535      $15.602         4,763
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.489         4,863
                              2002       $10.489      $10.721        16,691
                              2003       $10.721      $10.765         4,921
                              2004       $10.765      $10.725         1,129
                              2005       $10.725      $10.732         1,218
                              2006       $10.732      $10.993         1,193
                              2007       $10.993      $11.115           773
                              2008       $11.115      $ 9.290           772
                              2009       $ 9.290      $ 9.651         1,519
                              2010       $ 9.651      $ 9.703         1,450
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.222        42,162
                              2002       $10.222      $10.175        23,643
                              2003       $10.175      $10.061        18,215
                              2004       $10.061      $ 9.968         7,858
                              2005       $ 9.968      $10.065        11,203
                              2006       $10.065      $10.343        11,387
                              2007       $10.343      $10.660        11,278
                              2008       $10.660      $10.727        16,606
                              2009       $10.727      $10.539        10,338
                              2010       $10.539      $10.354         5,764
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.072      $ 8.885        67,992
                              2002       $ 8.885      $ 7.864        60,627
                              2003       $ 7.864      $ 9.752        47,003
                              2004       $ 9.752      $10.572        37,597

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.572      $11.250        25,324
                              2006       $11.250      $12.710        11,762
                              2007       $12.710      $13.561        10,523
                              2008       $13.561      $10.126         9,676
                              2009       $10.126      $11.909         9,509
                              2010       $11.909      $12.495         5,460
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.230      $ 9.400         1,125
                              2002       $ 9.400      $ 7.480         4,191
                              2003       $ 7.480      $ 9.360         2,965
                              2004       $ 9.360      $10.215         2,684
                              2005       $10.215      $10.559         2,427
                              2006       $10.559      $12.023         2,957
                              2007       $12.023      $11.095         3,835
                              2008       $11.095      $ 6.681         3,552
                              2009       $ 6.681      $ 8.519         3,203
                              2010       $ 8.519      $ 9.571         1,801
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.043         3,661
                              2002       $ 8.043      $ 6.504         2,746
                              2003       $ 6.504      $ 8.212         2,389
                              2004       $ 8.212      $ 9.372         1,402
                              2005       $ 9.372      $10.330         1,569
                              2006       $10.330      $12.960         1,540
                              2007       $12.960      $13.793           949
                              2008       $13.793      $ 7.594           960
                              2009       $ 7.594      $ 9.296           987
                              2010       $ 9.296      $10.047           985
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.286         3,261
                              2003       $ 7.286      $10.710         2,542
                              2004       $10.710      $13.278           276
                              2005       $13.278      $13.961           276
                              2006       $13.961      $16.085             0
                              2007       $16.085      $13.789             0
                              2008       $13.789      $ 8.213             0
                              2009       $ 8.213      $10.611             0
                              2010       $10.611      $13.131             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.820      $ 7.542         3,758
                              2002       $ 7.540      $ 5.443         4,247
                              2003       $ 5.443      $ 6.678        15,540
                              2004       $ 6.678      $ 6.889         2,945
                              2005       $ 6.889      $ 7.153         2,948
                              2006       $ 7.153      $ 7.408         1,645
                              2007       $ 7.408      $ 7.678         1,652

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.678      $ 4.749           324
                              2009       $ 4.749      $ 7.645           267
                              2010       $ 7.645      $ 9.071           240
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.194        27,025
                              2002       $ 8.194      $ 5.806         9,582
                              2003       $ 5.806      $ 7.125         8,958
                              2004       $ 7.125      $ 7.542         6,500
                              2005       $ 7.542      $ 8.573         7,861
                              2006       $ 8.573      $ 8.767         9,235
                              2007       $ 8.767      $10.497         8,522
                              2008       $10.497      $ 5.239        11,699
                              2009       $ 5.239      $ 8.519        11,889
                              2010       $ 8.519      $10.282        11,722
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.760         6,110
                              2002       $ 8.760      $ 7.838         5,442
                              2003       $ 7.838      $11.524         5,563
                              2004       $11.524      $13.936         4,008
                              2005       $13.936      $18.324         4,745
                              2006       $18.324      $24.685         8,155
                              2007       $24.685      $34.053         7,690
                              2008       $34.053      $14.508         6,894
                              2009       $14.508      $24.204         8,118
                              2010       $24.204      $28.298         4,799
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.084         3,255
                              2002       $ 8.084      $ 6.606         3,203
                              2003       $ 6.606      $ 8.267         1,719
                              2004       $ 8.267      $ 9.533         2,270
                              2005       $ 9.533      $10.401         2,243
                              2006       $10.401      $12.785         3,266
                              2007       $12.785      $14.389         3,269
                              2008       $14.389      $ 7.826         3,012
                              2009       $ 7.826      $10.188         3,315
                              2010       $10.188      $10.576         3,437
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.304           160
                              2003       $ 7.304      $10.171         1,909
                              2004       $10.171      $12.149         7,342
                              2005       $12.149      $14.030        14,689
                              2006       $14.030      $15.060         3,722
                              2007       $15.060      $18.144         4,198
                              2008       $18.144      $ 9.487         3,458
                              2009       $ 9.487      $14.692         4,823

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.692      $19.096         4,432
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $10.815         2,973
                              2002       $10.815      $10.467         7,607
                              2003       $10.467      $14.236        16,619
                              2004       $14.236      $19.073        12,940
                              2005       $19.073      $21.931        14,111
                              2006       $21.931      $29.739        12,811
                              2007       $29.739      $24.222        11,837
                              2008       $24.222      $14.775        10,559
                              2009       $14.775      $18.628        11,090
                              2010       $18.628      $23.781         2,162



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                             COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.358      $10.183          0
                              2002       $10.183      $ 7.770          0
                              2003       $ 7.770      $10.083          0
                              2004       $10.083      $11.009          0
                              2005       $11.009      $11.304          0
                              2006       $11.304      $12.983          0
                              2007       $12.983      $13.363          0
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 7.626          0
                              2002       $ 7.626      $ 5.239          0
                              2003       $ 5.239      $ 6.927          0
                              2004       $ 6.927      $ 7.788          0
                              2005       $ 7.788      $ 8.536          0
                              2006       $ 8.536      $ 8.276          0
                              2007       $ 8.276      $ 9.152          0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.807      $ 8.093          0
                              2002       $ 8.093      $ 5.398          0
                              2003       $ 5.398      $ 6.537          0
                              2004       $ 6.537      $ 6.953          0
                              2005       $ 6.953      $ 7.839          0
                              2006       $ 7.839      $ 7.647          0
                              2007       $ 7.647      $ 8.527          0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677          0
                              2005       $10.677      $10.827          0
                              2006       $10.827      $11.625          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.625      $11.720            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220            0
                              2005       $11.220      $11.191            0
                              2006       $11.191      $12.990            0
                              2007       $12.990      $13.230            0
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.314        2,383
                              2006       $11.314      $12.993        2,715
                              2007       $12.993      $12.450            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932            0
                              2005       $10.932      $11.864            0
                              2006       $11.864      $13.788            0
                              2007       $13.788      $14.005            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499            0
                              2005       $11.499      $12.435            0
                              2006       $12.435      $14.826            0
                              2007       $14.826      $16.802            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 7.586            0
                              2002       $ 7.586      $ 5.533            0
                              2003       $ 5.533      $ 7.035            0
                              2004       $ 7.035      $ 7.364            0
                              2005       $ 7.364      $ 7.868            0
                              2006       $ 7.868      $ 8.211            0
                              2007       $ 8.211      $ 9.028            0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.158      $ 8.967            0
                              2002       $ 8.967      $ 5.968            0
                              2003       $ 5.968      $ 7.329            0
                              2006       $10.000      $10.780            0
                              2007       $10.780      $11.438            0
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.765        3,793
                              2002       $ 9.765      $ 7.859        5,739
                              2003       $ 7.859      $ 9.867        6,873

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 9.867      $10.506        1,133
                              2005       $10.506      $10.892            0
                              2006       $10.892      $11.880            0
                              2007       $11.880      $12.153            0
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.495        3,784
                              2002       $ 9.495      $ 8.155        6,045
                              2003       $ 8.155      $10.573        6,044
                              2004       $10.573      $11.929            0
                              2005       $11.929      $12.453            0
                              2006       $12.453      $14.908            0
                              2007       $14.908      $15.661            0
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.541      $ 6.205            0
                              2002       $ 6.205      $ 5.656            0
                              2003       $ 5.656      $ 7.093            0
                              2004       $ 7.093      $ 7.648            0
                              2005       $ 7.648      $ 7.672            0
                              2006       $ 7.672      $ 8.232            0
                              2007       $ 8.232      $ 8.417            0
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.277      $10.498            0
                              2002       $10.498      $ 9.356            0
                              2003       $ 9.356      $11.099            0
                              2004       $11.099      $12.090            0
                              2005       $12.090      $12.695            0
                              2006       $12.695      $14.234            0
                              2007       $14.234      $14.419            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802            0
                              2005       $10.802      $11.410            0
                              2006       $11.410      $12.461            0
                              2007       $12.461      $13.399            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $10.313            0
                              2002       $10.313      $ 6.541        6,883
                              2003       $ 6.541      $ 8.209        9,787
                              2004       $ 8.209      $ 8.912        2,903

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $ 8.912      $ 9.155            0
                              2006       $ 9.155      $10.386            0
                              2007       $10.386      $10.728            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.976            0
                              2002       $ 6.976      $ 4.384            0
                              2003       $ 4.384      $ 5.481            0
                              2004       $ 5.481      $ 5.759            0
                              2005       $ 5.759      $ 6.102            0
                              2006       $ 6.102      $ 6.162            0
                              2007       $ 6.162      $ 7.074            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.039            0
                              2003       $ 8.039      $10.338        1,579
                              2004       $10.338      $11.951        1,578
                              2005       $11.951      $12.245            0
                              2006       $12.245      $13.978            0
                              2007       $13.978      $13.440            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.110            0
                              2005       $11.110      $12.118            0
                              2006       $12.118      $12.482            0
                              2007       $12.482      $14.408            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.319      $ 9.935            0
                              2002       $ 9.935      $ 6.931            0
                              2003       $ 6.931      $ 9.629            0
                              2004       $ 9.629      $10.832            0
                              2005       $10.832      $11.943            0
                              2006       $11.943      $14.151            0
                              2007       $14.151      $14.980            0
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.390            0
                              2002       $ 7.390      $ 5.595            0
                              2003       $ 5.595      $ 6.445            0
                              2004       $ 6.445      $ 7.635            0
                              2005       $ 7.635      $ 8.591            0
                              2006       $ 8.591      $10.147            0
                              2007       $10.147      $11.986            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 7.250            0
                              2002       $ 7.250      $ 5.404            0
                              2003       $ 5.404      $ 6.687            0
                              2004       $ 6.687      $ 7.399            0
                              2005       $ 7.399      $ 8.947            0
                              2006       $ 8.947      $ 9.472            0
                              2007       $ 9.472      $11.126            0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.270        5,498
                              2002       $ 7.270      $ 5.622        9,016
                              2003       $ 5.622      $ 6.778        9,013
                              2004       $ 6.778      $ 7.395          788
                              2005       $ 7.395      $ 8.578          786
                              2006       $ 8.578      $ 8.774            0
                              2007       $ 8.774      $10.295            0
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.400      $ 8.396            0
                              2002       $ 8.396      $ 6.481            0
                              2003       $ 6.481      $ 8.210            0
                              2004       $ 8.210      $ 9.086            0
                              2005       $ 9.086      $ 9.695            0
                              2006       $ 9.695      $12.393            0
                              2007       $12.393      $14.062            0
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.868      $ 8.018            0
                              2002       $ 8.018      $ 5.773            0
                              2003       $ 5.773      $ 7.431            0
                              2004       $ 7.431      $ 8.209            0
                              2005       $ 8.209      $ 8.607            0
                              2006       $ 8.607      $10.017            0
                              2007       $10.017      $11.513            0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.017      $10.774          506
                              2002       $10.774      $11.159          504
                              2003       $11.159      $11.880          503
                              2004       $11.880      $12.272          502
                              2005       $12.272      $12.448          500
                              2006       $12.448      $12.917            0
                              2007       $12.917      $13.438            0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.010      $10.313            0
                              2002       $10.313      $10.708            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2003       $10.708      $10.746             0
                              2004       $10.746      $10.699             0
                              2005       $10.699      $10.699             0
                              2006       $10.699      $10.953             0
                              2007       $10.953      $11.068             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.016      $10.215        14,901
                              2002       $10.215      $10.162             0
                              2003       $10.162      $10.043             0
                              2004       $10.043      $ 9.944             0
                              2005       $ 9.944      $10.035             0
                              2006       $10.035      $10.306             0
                              2007       $10.306      $10.615             0
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.071      $ 8.879         4,132
                              2002       $ 8.879      $ 7.854         6,639
                              2003       $ 7.854      $ 9.734         6,638
                              2004       $ 9.734      $10.547             0
                              2005       $10.547      $11.216             0
                              2006       $11.216      $12.664             0
                              2007       $12.664      $13.504             0
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.840             0
                              2002       $ 9.840      $ 7.471             0
                              2003       $ 7.471      $ 9.343             0
                              2004       $ 9.343      $10.190             0
                              2005       $10.190      $10.527             0
                              2006       $10.527      $11.979             0
                              2007       $11.979      $11.048             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.160      $ 8.510             0
                              2002       $ 8.510      $ 6.496             0
                              2003       $ 6.496      $ 8.197         2,272
                              2004       $ 8.197      $ 9.350         2,271
                              2005       $ 9.350      $10.298             0
                              2006       $10.298      $12.913             0
                              2007       $12.913      $13.735             0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283             0
                              2003       $ 7.283      $10.700             0
                              2004       $10.700      $13.257             0
                              2005       $13.257      $13.930             0
                              2006       $13.930      $16.041             0
                              2007       $16.041      $13.742             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.972          0
                              2002       $ 7.972      $ 5.436          0
                              2003       $ 5.436      $ 6.666          0
                              2004       $ 6.666      $ 6.873          0
                              2005       $ 6.873      $ 7.131          0
                              2006       $ 7.131      $ 7.381          0
                              2007       $ 7.381      $ 7.645          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.828      $ 8.231          0
                              2002       $ 8.231      $ 5.799          0
                              2003       $ 5.799      $ 7.112          0
                              2004       $ 7.112      $ 7.524          0
                              2005       $ 7.524      $ 8.547          0
                              2006       $ 8.547      $ 8.735          0
                              2007       $ 8.735      $10.453          0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.537      $ 8.307          0
                              2002       $ 8.307      $ 7.829          0
                              2003       $ 7.829      $11.503          0
                              2004       $11.503      $13.902          0
                              2005       $13.902      $18.269          0
                              2006       $18.269      $24.596          0
                              2007       $24.596      $33.910          0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.198      $ 8.702          0
                              2002       $ 8.702      $ 6.597          0
                              2003       $ 6.597      $ 8.252          0
                              2004       $ 8.252      $ 9.510          0
                              2005       $ 9.510      $10.369          0
                              2006       $10.369      $12.738          0
                              2007       $12.738      $14.328          0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301          0
                              2003       $ 7.301      $10.161          0
                              2004       $10.161      $12.129          0
                              2005       $12.129      $14.000          0
                              2006       $14.000      $15.018          0
                              2007       $15.018      $18.083          0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $11.164          0
                              2002       $11.164      $10.454          0
                              2003       $10.454      $14.210          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $14.210      $19.027          0
                              2005       $19.027      $21.865          0
                              2006       $21.865      $29.632          0
                              2007       $29.632      $24.120          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $ 9.940      $ 9.770        33,844
                              2002       $ 9.770      $ 7.456        55,529
                              2003       $ 7.456      $ 9.675        68,144
                              2004       $ 9.675      $10.563        50,289
                              2005       $10.563      $10.847        42,214
                              2006       $10.847      $12.457        27,676
                              2007       $12.457      $12.822        19,625
                              2008       $12.822      $ 7.464        12,596
                              2009       $ 7.464      $ 8.818        11,499
                              2010       $ 8.818      $ 9.765        11,594
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.858      $ 6.637         6,281
                              2002       $ 6.637      $ 4.674         1,597
                              2003       $ 4.674      $ 6.181         5,809
                              2004       $ 6.181      $ 6.949        16,717
                              2005       $ 6.949      $ 7.616        10,669
                              2006       $ 7.616      $ 7.384         5,694
                              2007       $ 7.384      $ 8.165         3,315
                              2008       $ 8.165      $ 4.601         3,336
                              2009       $ 4.601      $ 6.001         1,532
                              2010       $ 6.001      $ 6.763         1,416
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 8.830      $ 7.162         3,489
                              2002       $ 7.162      $ 4.862         9,508
                              2003       $ 4.862      $ 5.888         9,233
                              2004       $ 5.888      $ 6.263         9,211
                              2005       $ 6.263      $ 7.061         5,939
                              2006       $ 7.061      $ 6.887         7,309
                              2007       $ 6.887      $ 7.681         7,914

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 7.681      $ 4.537         6,772
                              2009       $ 4.537      $ 6.107         7,595
                              2010       $ 6.107      $ 6.584         7,605
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677             0
                              2005       $10.677      $10.828         2,474
                              2006       $10.828      $11.626             0
                              2007       $11.626      $11.721             0
                              2008       $11.721      $ 8.816             0
                              2009       $ 8.816      $12.350         1,495
                              2010       $12.350      $13.731         1,325
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220             0
                              2005       $11.220      $11.191         3,301
                              2006       $11.191      $12.991         8,186
                              2007       $12.991      $13.230        10,360
                              2008       $13.230      $ 9.136        10,538
                              2009       $ 9.136      $12.161         9,968
                              2010       $12.161      $13.451        13,853
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.314           789
                              2006       $11.314      $12.993         4,583
                              2007       $12.993      $12.450         3,747
                              2008       $12.450      $ 8.186         3,421
                              2009       $ 8.186      $10.379         3,243
                              2010       $10.379      $13.065         2,925
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932             0
                              2005       $10.932      $11.865         4,867
                              2006       $11.865      $13.789        10,351
                              2007       $13.789      $14.006         7,625
                              2008       $14.006      $ 8.647         9,477
                              2009       $ 8.647      $10.699         7,878
                              2010       $10.699      $11.679        10,993
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499             0
                              2005       $11.499      $12.437         6,840
                              2006       $12.437      $14.828         4,288
                              2007       $14.828      $16.804         1,254
                              2008       $16.804      $ 9.835         2,151
                              2009       $ 9.835      $13.231         1,914
                              2010       $13.231      $14.081         1,561
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.233      $ 6.201         6,247
                              2002       $ 6.201      $ 4.605        12,799
                              2003       $ 4.605      $ 5.855        19,664
                              2004       $ 5.855      $ 6.128        25,056
                              2005       $ 6.128      $ 6.548        22,843
                              2006       $ 6.548      $ 6.833        22,062
                              2007       $ 6.833      $ 7.513        13,008
                              2008       $ 7.513      $ 4.241         7,570
                              2009       $ 4.241      $ 5.041         7,134
                              2010       $ 5.041      $ 5.715         6,820
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $ 9.406      $ 8.072         2,372
                              2002       $ 8.072      $ 5.526         6,588
                              2003       $ 5.526      $ 6.785         8,143
                              2006       $10.000      $10.780         5,895
                              2007       $10.780      $11.438         3,680
                              2008       $11.438      $ 7.846         3,616
                              2009       $ 7.846      $ 9.882         3,525
                              2010       $ 9.882      $10.628         3,465
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.420      $ 9.696       162,997
                              2002       $ 9.696      $ 7.803       228,110
                              2003       $ 7.803      $ 9.797       293,361
                              2004       $ 9.797      $10.431       227,838
                              2005       $10.431      $10.815       158,922
                              2006       $10.815      $11.795       109,240
                              2007       $11.795      $12.067        87,041
                              2008       $12.067      $ 7.539        75,968
                              2009       $ 7.539      $ 9.200        70,704
                              2010       $ 9.200      $ 9.978        69,926
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.280      $ 9.460        37,562
                              2002       $ 9.460      $ 8.124        64,609
                              2003       $ 8.124      $10.533        93,369
                              2004       $10.533      $11.884       102,733
                              2005       $11.884      $12.406        77,443
                              2006       $12.406      $14.852        44,403
                              2007       $14.852      $15.602        35,714
                              2008       $15.602      $ 9.046        27,718
                              2009       $ 9.046      $10.340        27,027
                              2010       $10.340      $11.376        23,065

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 8.360      $ 5.434        18,175
                              2002       $ 5.434      $ 4.954        14,611
                              2003       $ 4.954      $ 6.211        29,408
                              2004       $ 6.211      $ 6.698        23,913
                              2005       $ 6.698      $ 6.719        14,287
                              2006       $ 6.719      $ 7.209         7,578
                              2007       $ 7.209      $ 7.371         4,922
                              2008       $ 7.371      $ 5.563         3,226
                              2009       $ 5.563      $ 7.894         3,434
                              2010       $ 7.894      $ 8.541         3,731
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $10.063      $ 9.247         6,190
                              2002       $ 9.247      $ 9.123         8,977
                              2003       $ 9.123      $10.823        18,815
                              2004       $10.823      $11.789        14,185
                              2005       $11.789      $12.379         8,697
                              2006       $12.379      $13.879         5,167
                              2007       $13.879      $14.060         3,525
                              2008       $14.060      $10.174         1,680
                              2009       $10.174      $12.500         1,414
                              2010       $12.500      $13.789         1,155
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802             0
                              2005       $10.802      $11.413             4
                              2006       $11.413      $12.464           471
                              2007       $12.464      $13.402           608
                              2008       $13.402      $ 9.404           457
                              2009       $ 9.404      $12.021         1,690
                              2010       $12.021      $13.466         1,578
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.210      $ 7.933        62,351
                              2002       $ 7.933      $ 6.037        94,444
                              2003       $ 6.037      $ 7.577       144,901
                              2004       $ 7.577      $ 8.226       122,419
                              2005       $ 8.226      $ 8.450        99,695
                              2006       $ 8.450      $ 9.586        70,161
                              2007       $ 9.586      $ 9.902        62,388
                              2008       $ 9.902      $ 6.117        59,785
                              2009       $ 6.117      $ 7.586        61,141
                              2010       $ 7.586      $ 8.555        59,820

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.110      $ 5.453        72,989
                              2002       $ 5.453      $ 3.614        78,885
                              2003       $ 3.614      $ 4.518        93,400
                              2004       $ 4.518      $ 4.747        63,359
                              2005       $ 4.747      $ 5.030        57,840
                              2006       $ 5.030      $ 5.079        44,530
                              2007       $ 5.079      $ 5.832        40,186
                              2008       $ 5.832      $ 2.920        31,171
                              2009       $ 2.920      $ 4.761        30,213
                              2010       $ 4.761      $ 5.601        29,857
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.039        17,868
                              2003       $ 8.039      $10.338        55,677
                              2004       $10.338      $11.951        71,853
                              2005       $11.951      $12.245        61,998
                              2006       $12.245      $13.978        43,977
                              2007       $13.978      $13.440        25,584
                              2008       $13.440      $ 8.487        22,981
                              2009       $ 8.487      $10.730        20,191
                              2010       $10.730      $12.216        19,902
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.110           411
                              2005       $11.110      $12.121           409
                              2006       $12.121      $12.485           411
                              2007       $12.485      $14.412           384
                              2008       $14.412      $ 7.521           621
                              2009       $ 7.521      $11.546         1,067
                              2010       $11.546      $14.426           830
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $ 9.832      $ 9.346        16,142
                              2002       $ 9.346      $ 6.604        30,234
                              2003       $ 6.604      $ 9.173        47,180
                              2004       $ 9.173      $10.319        50,117
                              2005       $10.319      $11.378        39,026
                              2006       $11.378      $13.482        28,814
                              2007       $13.482      $14.272        15,630
                              2008       $14.272      $ 8.225         9,207
                              2009       $ 8.225      $11.240         8,374
                              2010       $11.240      $13.488         7,483

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.021      $ 7.303        57,623
                              2002       $ 7.303      $ 5.529        67,816
                              2003       $ 5.529      $ 6.370        66,227
                              2004       $ 6.370      $ 7.545        49,683
                              2005       $ 7.545      $ 8.489        43,122
                              2006       $ 8.489      $10.028        26,562
                              2007       $10.028      $11.845        18,111
                              2008       $11.845      $ 7.759        17,037
                              2009       $ 7.759      $ 9.083        14,810
                              2010       $ 9.083      $ 9.535        14,377
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $ 9.210      $ 6.465        21,622
                              2002       $ 6.465      $ 4.912        30,043
                              2003       $ 4.912      $ 6.079        32,007
                              2004       $ 6.079      $ 6.726        28,468
                              2005       $ 6.726      $ 8.133        27,456
                              2006       $ 8.133      $ 8.611        30,853
                              2007       $ 8.611      $10.114        22,855
                              2008       $10.114      $ 5.077        17,393
                              2009       $ 5.077      $ 8.446        15,134
                              2010       $ 8.446      $10.449        14,803
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $ 9.270      $ 6.653       275,064
                              2002       $ 6.653      $ 5.146       364,305
                              2003       $ 5.146      $ 6.203       420,656
                              2004       $ 6.203      $ 6.768       310,095
                              2005       $ 6.768      $ 7.851       216,204
                              2006       $ 7.851      $ 8.030       178,335
                              2007       $ 8.030      $ 9.422       130,938
                              2008       $ 9.422      $ 4.844       110,932
                              2009       $ 4.844      $ 8.147       102,078
                              2010       $ 8.147      $10.218        91,584
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.333      $ 8.337        69,755
                              2002       $ 8.337      $ 6.436        93,851
                              2003       $ 6.436      $ 8.152       113,318
                              2004       $ 8.152      $ 9.022        85,785
                              2005       $ 9.022      $ 9.627        62,937
                              2006       $ 9.627      $12.306        50,633
                              2007       $12.306      $13.963        25,894
                              2008       $13.963      $ 7.854        23,117
                              2009       $ 7.854      $ 9.848        21,883
                              2010       $ 9.848      $10.366        21,550
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X
                              2001       $ 9.050      $ 6.810         7,009

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2002       $ 6.810      $ 5.293        10,650
                              2003       $ 5.293      $ 6.813        19,978
                              2004       $ 6.813      $ 7.527        19,644
                              2005       $ 7.527      $ 7.892        16,720
                              2006       $ 7.892      $ 9.185        16,086
                              2007       $ 9.185      $10.556        11,447
                              2008       $10.556      $ 5.820        11,400
                              2009       $ 5.820      $ 5.559             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.400      $11.183        39,929
                              2002       $11.183      $11.583        65,507
                              2003       $11.583      $12.331        85,873
                              2004       $12.331      $12.738        78,891
                              2005       $12.738      $12.921        66,178
                              2006       $12.921      $13.407        46,127
                              2007       $13.407      $13.948        33,898
                              2008       $13.948      $12.471        22,190
                              2009       $12.471      $15.006        26,084
                              2010       $15.006      $16.098        23,134
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.088      $10.566           565
                              2002       $10.566      $10.793        36,300
                              2003       $10.793      $10.832        63,057
                              2004       $10.832      $10.784        42,187
                              2005       $10.784      $10.785        30,808
                              2006       $10.785      $11.041        21,857
                              2007       $11.041      $11.157        18,737
                              2008       $11.157      $ 9.319         8,724
                              2009       $ 9.319      $ 9.676        10,174
                              2010       $ 9.676      $ 9.722        10,070
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.070      $10.266        34,948
                              2002       $10.266      $10.213       144,203
                              2003       $10.213      $10.092        53,703
                              2004       $10.092      $ 9.993        39,662
                              2005       $ 9.993      $10.084        25,479
                              2006       $10.084      $10.357        17,287
                              2007       $10.357      $10.667        10,558
                              2008       $10.667      $10.728        38,951
                              2009       $10.728      $10.534        25,961
                              2010       $10.534      $10.342        23,762
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $ 9.573      $ 8.440        64,590
                              2002       $ 8.440      $ 7.466       279,760
                              2003       $ 7.466      $ 9.252       298,815
                              2004       $ 9.252      $10.025       182,549

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2005       $10.025      $10.661       145,729
                              2006       $10.661      $12.037        61,412
                              2007       $12.037      $12.836        47,835
                              2008       $12.836      $ 9.578        35,254
                              2009       $ 9.578      $11.259        31,601
                              2010       $11.259      $11.806        32,815
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.072      $ 9.253         1,873
                              2002       $ 9.253      $ 7.359         8,929
                              2003       $ 7.359      $ 9.202        11,895
                              2004       $ 9.202      $10.037         9,242
                              2005       $10.037      $10.369         7,277
                              2006       $10.369      $11.799         5,607
                              2007       $11.799      $10.882         4,083
                              2008       $10.882      $ 6.549         5,121
                              2009       $ 6.549      $ 8.345         5,037
                              2010       $ 8.345      $ 9.370         5,040
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.940      $ 7.745         6,602
                              2002       $ 7.745      $ 6.260        17,401
                              2003       $ 6.260      $ 7.898        16,442
                              2004       $ 7.898      $ 9.009        16,766
                              2005       $ 9.009      $ 9.923        14,612
                              2006       $ 9.923      $12.442        21,948
                              2007       $12.442      $13.235        11,301
                              2008       $13.235      $ 7.282        11,667
                              2009       $ 7.282      $ 8.909        10,162
                              2010       $ 8.909      $ 9.623        10,328
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283         2,826
                              2003       $ 7.283      $10.700         2,713
                              2004       $10.700      $13.257         1,717
                              2005       $13.257      $13.930         1,548
                              2006       $13.930      $16.041           549
                              2007       $16.041      $13.742           547
                              2008       $13.742      $ 8.180           458
                              2009       $ 8.180      $10.562           460
                              2010       $10.562      $13.063           449
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 7.659      $ 6.699         3,663
                              2002       $ 6.699      $ 4.831         6,287
                              2003       $ 4.831      $ 5.924         6,437
                              2004       $ 5.924      $ 6.108         4,767
                              2005       $ 6.108      $ 6.338         5,483
                              2006       $ 6.338      $ 6.560         1,787
                              2007       $ 6.560      $ 6.795           657

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 6.795      $ 4.200           576
                              2009       $ 4.200      $ 6.758         2,264
                              2010       $ 6.758      $ 8.013         2,253
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.584      $ 7.151        16,825
                              2002       $ 7.151      $ 5.064        24,796
                              2003       $ 5.064      $ 6.210        38,524
                              2004       $ 6.210      $ 6.571        37,045
                              2005       $ 6.571      $ 7.464        24,528
                              2006       $ 7.464      $ 7.628        21,248
                              2007       $ 7.628      $ 9.128        17,110
                              2008       $ 9.128      $ 4.553        18,805
                              2009       $ 4.553      $ 7.399        18,584
                              2010       $ 7.399      $ 8.925        18,304
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 8.387      $ 7.697           391
                              2002       $ 7.697      $ 6.884         3,280
                              2003       $ 6.884      $10.114         3,756
                              2004       $10.114      $12.224         7,978
                              2005       $12.224      $16.063         7,332
                              2006       $16.063      $21.627         7,347
                              2007       $21.627      $29.816         5,908
                              2008       $29.816      $12.695         2,353
                              2009       $12.695      $21.167         2,037
                              2010       $21.167      $24.733         2,724
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.836      $ 7.791           516
                              2002       $ 7.791      $ 6.362         1,624
                              2003       $ 6.362      $ 7.958         2,830
                              2004       $ 7.958      $ 9.171         5,834
                              2005       $ 9.171      $10.000         7,252
                              2006       $10.000      $12.285        10,031
                              2007       $12.285      $13.817         8,078
                              2008       $13.817      $ 7.511         5,632
                              2009       $ 7.511      $ 9.772         8,053
                              2010       $ 9.772      $10.138         8,345
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301        13,040
                              2003       $ 7.301      $10.161        22,868
                              2004       $10.161      $12.129        18,936
                              2005       $12.129      $14.000        16,914
                              2006       $14.000      $15.018         9,167
                              2007       $15.018      $18.083         6,969
                              2008       $18.083      $ 9.449         5,402
                              2009       $ 9.449      $14.625         3,616

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $14.625      $18.996         2,557
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.747      $11.586         2,387
                              2002       $11.586      $11.207        13,890
                              2003       $11.207      $15.233        20,305
                              2004       $15.233      $20.397        15,512
                              2005       $20.397      $23.438        12,929
                              2006       $23.438      $31.765        10,906
                              2007       $31.765      $25.856         7,275
                              2008       $25.856      $15.763         4,752
                              2009       $15.763      $19.861         5,211
                              2010       $19.861      $25.339         4,471



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                   MORGAN STANLEY VARIABLE ANNUITY II - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.88



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.359      $10.519            0
                              2002       $10.519      $ 7.750        2,436
                              2003       $ 7.750      $10.043        7,853
                              2004       $10.043      $10.951        7,361
                              2005       $10.951      $11.231        7,371
                              2006       $11.231      $12.881        7,408
                              2007       $12.881      $13.241        7,338
                              2008       $13.241      $ 7.698        6,768
                              2009       $ 7.698      $ 9.083        6,050
                              2010       $ 9.083      $10.045        5,321
 ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.927      $ 7.619            0
                              2002       $ 7.619      $ 5.225            0
                              2003       $ 5.225      $ 6.900            0
                              2004       $ 6.900      $ 7.748            0
                              2005       $ 7.748      $ 8.480            0
                              2006       $ 8.480      $ 8.211            0
                              2007       $ 8.211      $ 9.069            0
                              2008       $ 9.069      $ 5.103            0
                              2009       $ 5.103      $ 6.648            0
                              2010       $ 6.648      $ 7.482            0
 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 9.807      $ 8.086            0
                              2002       $ 8.086      $ 5.384            0
                              2003       $ 5.384      $ 6.512            0
                              2004       $ 6.512      $ 6.917            0
                              2005       $ 6.917      $ 7.788            0
                              2006       $ 7.788      $ 7.587            0
                              2007       $ 7.587      $ 8.450            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2008       $ 8.450      $ 4.985            0
                              2009       $ 4.985      $ 6.701            0
                              2010       $ 6.701      $ 7.215            0
 FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.667            0
                              2005       $10.667      $10.803            0
                              2006       $10.803      $11.584            0
                              2007       $11.584      $11.664            0
                              2008       $11.664      $ 8.762            0
                              2009       $ 8.762      $12.258            0
                              2010       $12.258      $13.611            0
 FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.211        3,137
                              2005       $11.211      $11.168        3,137
                              2006       $11.168      $12.947        3,749
                              2007       $12.947      $13.168        3,748
                              2008       $13.168      $ 9.081        3,747
                              2009       $ 9.081      $12.072        3,745
                              2010       $12.072      $13.336        3,743
 FTVIP FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2
                              2005       $10.000      $11.304            0
                              2006       $11.304      $12.965            0
                              2007       $12.965      $12.407            0
                              2008       $12.407      $ 8.147            0
                              2009       $ 8.147      $10.316            0
                              2010       $10.316      $12.969            0
 FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.923            0
                              2005       $10.923      $11.838            0
                              2006       $11.838      $13.740            0
                              2007       $13.740      $13.937            0
                              2008       $13.937      $ 8.593            0
                              2009       $ 8.593      $10.619            0
                              2010       $10.619      $11.577            0
 FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.489            0
                              2005       $11.489      $12.408            0
                              2006       $12.408      $14.774            0
                              2007       $14.774      $16.722            0
                              2008       $16.722      $ 9.774            0
                              2009       $ 9.774      $13.132            0
                              2010       $13.132      $13.957            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 9.895      $ 7.579             0
                              2002       $ 7.579      $ 5.518             0
                              2003       $ 5.518      $ 7.007         1,791
                              2004       $ 7.007      $ 7.325         1,018
                              2005       $ 7.325      $ 7.817         1,085
                              2006       $ 7.817      $ 8.147         1,989
                              2007       $ 8.147      $ 8.945         1,986
                              2008       $ 8.945      $ 5.043             0
                              2009       $ 5.043      $ 5.986             0
                              2010       $ 5.986      $ 6.778             0
 INVESCO V.I. CORE EQUITY - SERIES I
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2001       $10.159      $ 8.959             0
                              2002       $ 8.959      $ 5.953             0
                              2003       $ 5.953      $ 7.300         3,110
                              2004       $ 7.300      $ 7.570         3,110
                              2005       $ 7.570      $ 7.841         3,110
                              2006       $10.000      $10.771         2,558
                              2007       $10.771      $11.413         2,558
                              2008       $11.413      $ 7.819         2,558
                              2009       $ 7.819      $ 9.835         2,558
                              2010       $ 9.835      $10.563         2,558
 INVESCO V.I. DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.495      $ 9.752        13,010
                              2002       $ 9.752      $ 7.839        34,183
                              2003       $ 7.839      $ 9.828        20,007
                              2004       $ 9.828      $10.451        41,870
                              2005       $10.451      $10.821        42,035
                              2006       $10.821      $11.787        15,535
                              2007       $11.787      $12.043        15,134
                              2008       $12.043      $ 7.514        14,330
                              2009       $ 7.514      $ 9.158        13,196
                              2010       $ 9.158      $ 9.919        13,029
 INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS X
                              2001       $10.319      $ 9.483         9,479
                              2002       $ 9.483      $ 8.133        24,369
                              2003       $ 8.133      $10.531         9,468
                              2004       $10.531      $11.866        18,479
                              2005       $11.866      $12.372        17,240
                              2006       $12.372      $14.791         4,099
                              2007       $14.791      $15.518         3,768
                              2008       $15.518      $ 8.985         3,273
                              2009       $ 8.985      $10.258         3,273

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $10.258      $11.270        3,273
 INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS X
                              2001       $ 9.542      $ 7.383            0
                              2002       $ 7.383      $ 5.641        3,013
                              2003       $ 5.641      $ 7.065        1,471
                              2004       $ 7.065      $ 7.608        1,471
                              2005       $ 7.608      $ 7.622        1,471
                              2006       $ 7.622      $ 8.167        1,471
                              2007       $ 8.167      $ 8.340        1,471
                              2008       $ 8.340      $ 6.286        1,471
                              2009       $ 6.286      $ 8.908        1,471
                              2010       $ 8.908      $ 9.626        1,471
 INVESCO V.I. INCOME BUILDER FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS X
                              2001       $ 9.593      $10.488            0
                              2002       $10.488      $ 9.332            0
                              2003       $ 9.332      $11.055        8,960
                              2004       $11.055      $12.027        8,960
                              2005       $12.027      $12.612        8,960
                              2006       $12.612      $14.123        8,960
                              2007       $14.123      $14.288        8,960
                              2008       $14.288      $10.325        8,960
                              2009       $10.325      $12.670        8,960
                              2010       $12.670      $13.958        8,960
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.792            0
                              2005       $10.792      $11.385            0
                              2006       $11.385      $12.417            0
                              2007       $12.417      $13.335            0
                              2008       $13.335      $ 9.345            0
                              2009       $ 9.345      $11.930            0
                              2010       $11.930      $13.346            0
 INVESCO V.I. S&P 500 INDEX FUND - SERIES I
 FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS X
                              2001       $ 9.978      $ 8.892            0
                              2002       $ 8.892      $ 6.523            0
                              2003       $ 6.523      $ 8.177        1,896
                              2004       $ 8.177      $ 8.866        1,429
                              2005       $ 8.866      $ 9.096        2,086
                              2006       $ 9.096      $10.305        1,256
                              2007       $10.305      $10.631        1,223
                              2008       $10.631      $ 6.559        4,781
                              2009       $ 6.559      $ 8.124        4,144

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 8.124      $ 9.149            0
 INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.838      $ 6.969            0
                              2002       $ 6.969      $ 4.373        1,362
                              2003       $ 4.373      $ 5.459        2,229
                              2004       $ 5.459      $ 5.729          543
                              2005       $ 5.729      $ 6.062          545
                              2006       $ 6.062      $ 6.113          546
                              2007       $ 6.113      $ 7.009            0
                              2008       $ 7.009      $ 3.505            0
                              2009       $ 3.505      $ 5.707            0
                              2010       $ 5.707      $ 6.706            0
 INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES I
 FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.032            0
                              2003       $ 8.032      $10.316        1,032
                              2004       $10.316      $11.909          546
                              2005       $11.909      $12.187          541
                              2006       $12.187      $13.894          560
                              2007       $13.894      $13.342          547
                              2008       $13.342      $ 8.414            0
                              2009       $ 8.414      $10.623            0
                              2010       $10.623      $12.079            0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.100            0
                              2005       $11.100      $12.091            0
                              2006       $12.091      $12.438            0
                              2007       $12.438      $14.339            0
                              2008       $14.339      $ 7.474            0
                              2009       $ 7.474      $11.458            0
                              2010       $11.458      $14.297            0
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
 FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.320      $ 9.927            0
                              2002       $ 9.927      $ 6.913            0
                              2003       $ 6.913      $ 9.591        4,464
                              2004       $ 9.591      $10.775        3,952
                              2005       $10.775      $11.865        3,936
                              2006       $11.865      $14.041        3,931
                              2007       $14.041      $14.844        3,873
                              2008       $14.844      $ 8.544        3,359
                              2009       $ 8.544      $11.660        3,359
                              2010       $11.660      $13.974        3,359

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS X
                              2001       $10.139      $ 7.380        13,036
                              2002       $ 7.380      $ 5.580        13,436
                              2003       $ 5.580      $ 6.420         2,852
                              2004       $ 6.420      $ 7.595         2,500
                              2005       $ 7.595      $ 8.535         2,499
                              2006       $ 8.535      $10.068           497
                              2007       $10.068      $11.877           478
                              2008       $11.877      $ 7.769           439
                              2009       $ 7.769      $ 9.084           391
                              2010       $ 9.084      $ 9.523           349
 MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS X
                              2001       $10.129      $ 7.244             0
                              2002       $ 7.244      $ 5.390             0
                              2003       $ 5.390      $ 6.661         1,847
                              2004       $ 6.661      $ 7.360           997
                              2005       $ 7.360      $ 8.889         1,288
                              2006       $ 8.889      $ 9.398         1,201
                              2007       $ 9.398      $11.025         1,245
                              2008       $11.025      $ 5.527           303
                              2009       $ 5.527      $ 9.183             0
                              2010       $ 9.183      $11.346             0
 MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS X
                              2001       $10.128      $ 7.260        21,280
                              2002       $ 7.260      $ 5.608        28,648
                              2003       $ 5.608      $ 6.751        26,500
                              2004       $ 6.751      $ 7.357        46,242
                              2005       $ 7.357      $ 8.523        45,614
                              2006       $ 8.523      $ 8.705        15,680
                              2007       $ 8.705      $10.201        15,080
                              2008       $10.201      $ 5.238        14,112
                              2009       $ 5.238      $ 8.798        13,279
                              2010       $ 8.798      $11.020        13,176
 MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS X
                              2001       $10.401      $ 8.384         1,081
                              2002       $ 8.384      $ 6.464         6,524
                              2003       $ 6.464      $ 8.177        12,549
                              2004       $ 8.177      $ 9.038        20,517
                              2005       $ 9.038      $ 9.631        18,875
                              2006       $ 9.631      $12.296         5,937
                              2007       $12.296      $13.934         5,556
                              2008       $13.934      $ 7.827         4,881
                              2009       $ 7.827      $ 9.801         4,762
                              2010       $ 9.801      $10.304         4,661
 MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS X

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2001       $ 9.869      $ 8.010             0
                              2002       $ 8.010      $ 5.758             0
                              2003       $ 5.758      $ 7.401         1,439
                              2004       $ 7.401      $ 8.166           778
                              2005       $ 8.166      $ 8.551           806
                              2006       $ 8.551      $ 9.939           800
                              2007       $ 9.939      $11.408           732
                              2008       $11.408      $ 6.281             0
                              2009       $ 6.281      $ 5.997             0
 MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS X
                              2001       $10.018      $10.576             0
                              2002       $10.576      $11.130         4,182
                              2003       $11.130      $11.833         5,233
                              2004       $11.833      $12.208         2,307
                              2005       $12.208      $12.367         1,928
                              2006       $12.367      $12.816         1,006
                              2007       $12.816      $13.315           658
                              2008       $13.315      $11.889            29
                              2009       $11.889      $14.288             0
                              2010       $14.288      $15.307             0
 MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS X
                              2001       $10.007      $10.304             0
                              2002       $10.304      $10.680         2,753
                              2003       $10.680      $10.703            66
                              2004       $10.703      $10.643             0
                              2005       $10.643      $10.630             0
                              2006       $10.630      $10.868             0
                              2007       $10.868      $10.968             0
                              2008       $10.968      $ 9.149             0
                              2009       $ 9.149      $ 9.487             0
                              2010       $ 9.487      $ 9.520             0
 MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS X
                              2001       $10.017      $10.183             0
                              2002       $10.183      $10.135           390
                              2003       $10.135      $10.003           389
                              2004       $10.003      $ 9.892         1,215
                              2005       $ 9.892      $ 9.969         1,263
                              2006       $ 9.969      $10.226         1,295
                              2007       $10.226      $10.518         1,350
                              2008       $10.518      $10.565           513
                              2009       $10.565      $10.360           452
                              2010       $10.360      $10.158           391
 MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS X
                              2001       $10.072      $ 8.867           996
                              2002       $ 8.867      $ 7.834        10,041
                              2003       $ 7.834      $ 9.696        13,255

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $ 9.696      $10.492        11,233
                              2005       $10.492      $11.143        10,025
                              2006       $11.143      $12.565         7,800
                              2007       $12.565      $13.381         5,925
                              2008       $13.381      $ 9.972         4,474
                              2009       $ 9.972      $11.707         1,580
                              2010       $11.707      $12.259           676
 PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.225      $ 9.831             0
                              2002       $ 9.831      $ 7.451             0
                              2003       $ 7.451      $ 9.306             0
                              2004       $ 9.306      $10.137           595
                              2005       $10.137      $10.459           607
                              2006       $10.459      $11.886           636
                              2007       $11.886      $10.948           638
                              2008       $10.948      $ 6.579             0
                              2009       $ 6.579      $ 8.373             0
                              2010       $ 8.373      $ 9.390             0
 PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.316      $ 8.502             0
                              2002       $ 8.502      $ 6.479             0
                              2003       $ 6.479      $ 8.164         1,296
                              2004       $ 8.164      $ 9.301             0
                              2005       $ 9.301      $10.231             0
                              2006       $10.231      $12.812             0
                              2007       $12.812      $13.610             0
                              2008       $13.610      $ 7.478             0
                              2009       $ 7.478      $ 9.138             0
                              2010       $ 9.138      $ 9.857             0
 PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.277             0
                              2003       $ 7.277      $10.676             0
                              2004       $10.676      $13.211             0
                              2005       $13.211      $13.864             0
                              2006       $13.864      $15.944             0
                              2007       $15.944      $13.641             0
                              2008       $13.641      $ 8.109             0
                              2009       $ 8.109      $10.457             0
                              2010       $10.457      $12.916             0
 PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 9.817      $ 7.965             0
                              2002       $ 7.965      $ 5.421             0
                              2003       $ 5.421      $ 6.639         1,508
                              2004       $ 6.639      $ 6.837           853
                              2005       $ 6.837      $ 7.085           915
                              2006       $ 7.085      $ 7.324         1,006

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $ 7.324      $ 7.576        1,055
                              2008       $ 7.576      $ 4.677            0
                              2009       $ 4.677      $ 7.514            0
                              2010       $ 7.514      $ 8.899            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 9.829      $ 8.224            0
                              2002       $ 8.224      $ 5.784            0
                              2003       $ 5.784      $ 7.084        1,591
                              2004       $ 7.084      $ 7.485          823
                              2005       $ 7.485      $ 8.491          859
                              2006       $ 8.491      $ 8.667          863
                              2007       $ 8.667      $10.357          847
                              2008       $10.357      $ 5.159            0
                              2009       $ 5.159      $ 8.374            0
                              2010       $ 8.374      $10.087            0
 UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 9.538      $ 8.299            0
                              2002       $ 8.299      $ 7.808            0
                              2003       $ 7.808      $11.458        2,080
                              2004       $11.458      $13.829        1,662
                              2005       $13.829      $18.150        1,769
                              2006       $18.150      $24.404        1,119
                              2007       $24.404      $33.601          483
                              2008       $33.601      $14.288          203
                              2009       $14.288      $23.792            0
                              2010       $23.792      $27.764            0
 UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
 FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.199      $ 8.694            0
                              2002       $ 8.694      $ 6.580            0
                              2003       $ 6.580      $ 8.220           25
                              2004       $ 8.220      $ 9.460           24
                              2005       $ 9.460      $10.302           23
                              2006       $10.302      $12.639           21
                              2007       $12.639      $14.198            0
                              2008       $14.198      $ 7.707            0
                              2009       $ 7.707      $10.014            0
                              2010       $10.014      $10.376            0
 UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.295            0
                              2003       $ 7.295      $10.139          815
                              2004       $10.139      $12.087        5,338
                              2005       $12.087      $13.933        5,315
                              2006       $13.933      $14.928          395
                              2007       $14.928      $17.950          385
                              2008       $17.950      $ 9.368            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.368      $14.480           0
                              2010       $14.480      $18.784           0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.025      $11.154           0
                              2002       $11.154      $10.427           0
                              2003       $10.427      $14.154         723
                              2004       $14.154      $18.928         386
                              2005       $18.928      $21.722         310
                              2006       $21.722      $29.401         283
                              2007       $29.401      $23.901         280
                              2008       $23.901      $14.551           0
                              2009       $14.551      $18.311           0
                              2010       $18.311      $23.331           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2011


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.


This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2011, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan
Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.


MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $9,100,883, $12,814,297, and $13,315,895 for the years 2008,
2009, and 2010 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2010 and for each of the periods in the two-year period then ended.


The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix B to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.




Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Invesco Van Kampen V.I. Capital Growth Fund--Series II Sub-Account which commenced operations on May 17, 2001, and the UIF U.S. Mid Cap Growth, Class I Sub-Account, Invesco Van Kampen V.I. Comstock Fund--Series II Sub-Account, and Putnam VT Small Cap Value--Class IB Sub-Account which commenced operations on May 1, 2002. The Invesco V.I. Mid Cap Core Equity Fund--Series I Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account and FTVIP Templeton Foreign Securities--Class 2 Sub-Account were first offered on May 1, 2004, the Invesco V.I. Core Equity--Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00.

The names of the following Sub-Accounts changed since December 31, 2010. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2010:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
                 2010
  (AS APPEARS IN THE FOLLOWING TABLES
     OF ACCUMULATION UNIT VALUES)        SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Capital             Morgan Stanley VIS Multi Cap Growth -
  Opportunities - Class Y               Class Y
 UIF Capital Growth, Class I            UIF Growth, Class I
 Invesco V. I. Global Dividend Growth   Invesco Van Kampen V.I. Global Value
  - Series II                           Equity - Series II
 Invesco V. I. Income Builder           Invesco Van Kampen V. I. Equity and
   - Series II                          Income - Series II
 -----------------------------------------------------------------------------

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                         EACH VARIABLE SUB - ACCOUNT*

                   WITH THE PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.38



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.235      $10.099      1,033,578
                              2002       $10.099      $ 7.735      1,215,178
                              2003       $ 7.735      $10.074      1,184,630
                              2004       $10.074      $11.040      1,062,106
                              2005       $11.040      $11.378        955,381
                              2006       $11.378      $13.116        850,938
                              2007       $13.116      $13.550        620,749
                              2008       $13.550      $ 7.918        428,660
                              2009       $ 7.918      $ 9.389        384,211
                              2010       $ 9.389      $10.435        321,153
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.994      $ 6.014        228,473
                              2002       $ 6.014      $ 4.250        214,930
                              2003       $ 4.250      $ 5.641        255,157
                              2004       $ 5.641      $ 6.366        270,886
                              2005       $ 6.366      $ 7.003        265,129
                              2006       $ 7.003      $ 6.814        208,416
                              2007       $ 6.814      $ 7.564        135,983
                              2008       $ 7.564      $ 4.278        109,514
                              2009       $ 4.278      $ 5.601        106,736
                              2010       $ 5.601      $ 6.335         83,271
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.973      $ 6.488        539,301
                              2002       $ 6.488      $ 4.421        541,542
                              2003       $ 4.421      $ 5.374        533,138
                              2004       $ 5.374      $ 5.737        458,318
                              2005       $ 5.737      $ 6.492        435,012
                              2006       $ 6.492      $ 6.356        386,171
                              2007       $ 6.356      $ 7.114        289,805
                              2008       $ 7.114      $ 4.218        197,671

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 4.218      $ 5.699       192,027
                              2010       $ 5.699      $ 6.167       160,194
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.703         2,191
                              2005       $10.703      $10.896         4,489
                              2006       $10.896      $11.742         8,268
                              2007       $11.742      $11.883         8,571
                              2008       $11.883      $ 8.971         7,714
                              2009       $ 8.971      $12.613         9,763
                              2010       $12.613      $14.076        14,325
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.249        27,352
                              2005       $11.249      $11.261       104,600
                              2006       $11.261      $13.120       155,445
                              2007       $13.120      $13.412       152,634
                              2008       $13.412      $ 9.296       149,300
                              2009       $ 9.296      $12.420       134,093
                              2010       $12.420      $13.788       114,864
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.960         7,179
                              2005       $10.960      $11.939        65,412
                              2006       $11.939      $13.926       103,491
                              2007       $13.926      $14.198       112,155
                              2008       $14.198      $ 8.798        51,799
                              2009       $ 8.798      $10.927        56,582
                              2010       $10.927      $11.971        48,546
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.528        17,571
                              2005       $11.528      $12.514        72,747
                              2006       $12.514      $14.975        82,536
                              2007       $14.975      $17.034        77,683
                              2008       $17.034      $10.007        63,614
                              2009       $10.007      $13.512        66,039
                              2010       $13.512      $14.433        64,099
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.279      $ 6.257       334,318
                              2002       $ 6.257      $ 4.664       350,929
                              2003       $ 4.664      $ 5.952       330,297
                              2004       $ 5.952      $ 6.253       304,454
                              2005       $ 6.253      $ 6.706       254,117
                              2006       $ 6.706      $ 7.024       422,934
                              2007       $ 7.024      $ 7.751       253,773
                              2008       $ 7.751      $ 4.392       186,111
                              2009       $ 4.392      $ 5.240       163,838

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2010       $ 5.240      $ 5.962        141,128
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.808        333,459
                              2007       $10.808      $11.513        220,803
                              2008       $11.513      $ 7.924        156,131
                              2009       $ 7.924      $10.017        156,617
                              2010       $10.017      $10.813        123,004
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.675      $ 9.948      1,236,410
                              2002       $ 9.948      $ 8.014      1,359,754
                              2003       $ 8.014      $10.070      1,396,083
                              2004       $10.070      $10.736      1,258,432
                              2005       $10.736      $11.145      1,076,026
                              2006       $11.145      $12.171        867,687
                              2007       $12.171      $12.459        615,844
                              2008       $12.459      $ 7.800        489,231
                              2009       $ 7.800      $ 9.525        424,075
                              2010       $ 9.525      $10.343        318,207
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $ 9.924      $ 9.147        176,270
                              2002       $ 9.147      $ 7.866        287,520
                              2003       $ 7.866      $10.203        333,317
                              2004       $10.203      $11.526        322,125
                              2005       $11.526      $12.058        326,131
                              2006       $12.058      $14.449        285,784
                              2007       $14.449      $15.198        227,470
                              2008       $15.198      $ 8.822        158,628
                              2009       $ 8.822      $10.093        134,001
                              2010       $10.093      $11.127        109,521
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $ 6.939      $ 4.518        179,817
                              2002       $ 4.518      $ 4.124        243,294
                              2003       $ 4.124      $ 5.178        421,935
                              2004       $ 5.178      $ 5.589        356,879
                              2005       $ 5.589      $ 5.613        308,894
                              2006       $ 5.613      $ 6.029        225,268
                              2007       $ 6.029      $ 6.172        148,072
                              2008       $ 6.172      $ 4.671        102,245
                              2009       $ 4.671      $ 6.640        101,397
                              2010       $ 6.640      $ 7.193         70,728

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.022      $10.082        108,292
                              2002       $10.082      $ 9.143        164,567
                              2003       $ 9.143      $10.857        206,462
                              2004       $10.857      $11.844        203,182
                              2005       $11.844      $12.453        192,707
                              2006       $12.453      $13.984        170,479
                              2007       $13.984      $14.172        122,922
                              2008       $14.172      $10.271         81,547
                              2009       $10.271      $12.640         68,302
                              2010       $12.640      $13.966         48,933
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.829          6,246
                              2005       $10.829      $11.483         14,826
                              2006       $11.483      $12.587         15,925
                              2007       $12.587      $13.585         17,665
                              2008       $13.585      $ 9.568         14,761
                              2009       $ 9.568      $12.275         22,391
                              2010       $12.275      $13.802         19,275
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $ 8.952      $ 7.715      1,051,174
                              2002       $ 7.715      $ 5.878      1,366,831
                              2003       $ 5.878      $ 7.387      1,426,535
                              2004       $ 7.387      $ 8.027      1,328,127
                              2005       $ 8.027      $ 8.261      1,139,468
                              2006       $ 8.261      $ 9.378        954,977
                              2007       $ 9.378      $ 9.702        693,609
                              2008       $ 9.702      $ 5.996        493,112
                              2009       $ 5.996      $ 7.448        409,705
                              2010       $ 7.448      $ 8.409        328,519
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.123      $ 5.483        840,217
                              2002       $ 5.483      $ 3.647        684,505
                              2003       $ 3.647      $ 4.576        640,748
                              2004       $ 4.576      $ 4.826        550,386
                              2005       $ 4.826      $ 5.133        429,514
                              2006       $ 5.133      $ 5.202        350,600
                              2007       $ 5.202      $ 5.994        245,404
                              2008       $ 5.994      $ 3.013        188,267
                              2009       $ 3.013      $ 4.930        173,875
                              2010       $ 4.930      $ 5.822        135,448

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.099       172,187
                              2002       $ 8.099      $ 5.374       270,543
                              2003       $ 5.374      $ 6.727       292,764
                              2004       $ 6.727      $ 7.077       259,756
                              2005       $ 7.077      $ 7.506       203,011
                              2006       $ 7.506      $ 7.590       182,969
                              2007       $ 7.590      $ 8.723       138,072
                              2008       $ 8.723      $ 4.373        76,417
                              2009       $ 4.373      $ 7.138        62,126
                              2010       $ 7.138      $ 8.409        54,938
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.047       280,004
                              2003       $ 8.047      $10.369       506,782
                              2004       $10.369      $11.997       644,084
                              2005       $11.997      $12.307       699,360
                              2006       $12.307      $14.072       608,840
                              2007       $14.072      $13.542       490,947
                              2008       $13.542      $ 8.566       340,570
                              2009       $ 8.566      $10.837       272,735
                              2010       $10.837      $12.354       235,281
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.138        23,031
                              2005       $11.138      $12.195        29,797
                              2006       $12.195      $12.608        26,037
                              2007       $12.608      $14.608        24,174
                              2008       $14.608      $ 7.652        17,403
                              2009       $ 7.652      $11.790        17,123
                              2010       $11.790      $14.785        17,105
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.224      $ 9.755       432,708
                              2002       $ 9.755      $ 6.918       600,780
                              2003       $ 6.918      $ 9.646       583,068
                              2004       $ 9.646      $10.892       557,824
                              2005       $10.892      $12.053       515,859
                              2006       $12.053      $14.335       454,153
                              2007       $14.335      $15.231       346,740
                              2008       $15.231      $ 8.811       250,388
                              2009       $ 8.811      $12.085       224,326
                              2010       $12.085      $14.556       185,936
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2001       $10.122      $ 7.381        647,789
                              2002       $ 7.381      $ 5.594        595,281
                              2003       $ 5.594      $ 6.459        584,580
                              2004       $ 6.459      $ 7.655        514,501
                              2005       $ 7.655      $ 8.625        463,318
                              2006       $ 8.625      $10.201        411,299
                              2007       $10.201      $12.064        285,331
                              2008       $12.064      $ 7.911        235,771
                              2009       $ 7.911      $ 9.263        207,761
                              2010       $ 9.263      $ 9.742        167,784
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.670      $ 6.801        454,677
                              2002       $ 6.801      $ 5.171         62,720
                              2003       $ 5.171      $ 6.408        417,628
                              2004       $ 6.408      $ 7.101        356,858
                              2005       $ 7.101      $ 8.587        352,351
                              2006       $ 8.587      $ 9.108        333,941
                              2007       $ 9.108      $10.713        258,460
                              2008       $10.713      $ 5.383        201,641
                              2009       $ 5.383      $ 8.967        150,893
                              2010       $ 8.967      $11.109        121,537
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $ 9.521      $ 6.841      1,706,161
                              2002       $ 6.841      $ 5.295      1,693,321
                              2003       $ 5.295      $ 6.393      1,683,190
                              2004       $ 6.393      $ 6.984      1,443,163
                              2005       $ 6.984      $ 8.113      1,179,382
                              2006       $ 8.113      $ 8.307        988,392
                              2007       $ 8.307      $ 9.759        731,931
                              2008       $ 9.759      $ 5.024        580,065
                              2009       $ 5.024      $ 8.458        487,677
                              2010       $ 8.458      $10.620        378,997
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.183      $ 7.426        418,373
                              2002       $ 7.426      $ 5.742        395,883
                              2003       $ 5.742      $ 7.282        425,781
                              2004       $ 7.282      $ 8.070        381,556
                              2005       $ 8.070      $ 8.616        304,520
                              2006       $ 8.616      $11.027        274,133
                              2007       $11.027      $12.531        199,125
                              2008       $12.531      $ 7.057        144,654
                              2009       $ 7.057      $ 8.859        123,940
                              2010       $ 8.859      $ 9.336         83,840
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $ 8.407      $ 6.334        227,577
                              2002       $ 6.334      $ 4.934        151,012

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2003       $ 4.934      $ 6.356        145,534
                              2004       $ 6.356      $ 7.032        137,568
                              2005       $ 7.032      $ 7.376        128,432
                              2006       $ 7.376      $ 8.601        119,819
                              2007       $ 8.601      $ 9.888         74,658
                              2008       $ 9.888      $ 5.460         57,147
                              2009       $ 5.460      $ 5.217              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.741      $11.569        644,029
                              2002       $11.569      $11.999        956,318
                              2003       $11.999      $12.779        829,644
                              2004       $12.779      $13.230        764,010
                              2005       $13.230      $13.437        694,113
                              2006       $13.437      $13.947        612,984
                              2007       $13.947      $14.529        482,791
                              2008       $14.529      $13.011        372,809
                              2009       $13.011      $15.678        276,811
                              2010       $15.678      $16.840        217,697
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.295      $10.802        200,505
                              2002       $10.802      $11.048        576,822
                              2003       $11.048      $11.101        602,541
                              2004       $11.101      $11.066        603,850
                              2005       $11.066      $11.069        490,183
                              2006       $11.069      $11.346        416,159
                              2007       $11.346      $11.491        327,752
                              2008       $11.491      $ 9.600        225,522
                              2009       $ 9.600      $ 9.984        195,899
                              2010       $ 9.984      $10.056        148,379
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.254      $10.471        951,781
                              2002       $10.471      $10.429      1,463,833
                              2003       $10.429      $10.319        908,235
                              2004       $10.319      $10.230        616,028
                              2005       $10.230      $10.335        496,319
                              2006       $10.335      $10.627        446,959
                              2007       $10.627      $10.959        349,352
                              2008       $10.959      $11.035        512,848
                              2009       $11.035      $10.874        424,674
                              2010       $10.874      $10.716        324,480
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $ 9.915      $ 8.752        917,051
                              2002       $ 8.752      $ 7.751      1,027,725
                              2003       $ 7.751      $ 9.614      1,038,099
                              2004       $ 9.614      $10.431        945,026
                              2005       $10.431      $11.107        840,536

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2006       $11.107      $12.559       739,984
                              2007       $12.559      $13.410       509,548
                              2008       $13.410      $10.015       342,609
                              2009       $10.015      $11.786       315,731
                              2010       $11.786      $12.367       259,600
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.556      $ 9.735       285,053
                              2002       $ 9.735      $ 7.771       344,419
                              2003       $ 7.771      $ 9.753       304,659
                              2004       $ 9.753      $10.678       285,760
                              2005       $10.678      $11.071       240,104
                              2006       $11.071      $12.645       206,718
                              2007       $12.645      $11.706       136,891
                              2008       $11.706      $ 7.070       103,233
                              2009       $ 7.070      $ 9.043        97,977
                              2010       $ 9.043      $10.192        68,055
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.009      $ 7.046       434,350
                              2002       $ 7.046      $ 5.716       588,980
                              2003       $ 5.716      $ 7.239       533,525
                              2004       $ 7.239      $ 8.288       472,533
                              2005       $ 8.288      $ 9.162       428,281
                              2006       $ 9.162      $11.531       431,954
                              2007       $11.531      $12.311       351,287
                              2008       $12.311      $ 6.798       237,180
                              2009       $ 6.798      $ 8.349       209,442
                              2010       $ 8.349      $ 9.051       152,932
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.301        71,944
                              2003       $ 7.301      $10.766       123,936
                              2004       $10.766      $13.389       127,561
                              2005       $13.389      $14.120       138,750
                              2006       $14.120      $16.320       136,771
                              2007       $16.320      $14.033       107,288
                              2008       $14.033      $ 8.384        78,453
                              2009       $ 8.384      $10.866        69,788
                              2010       $10.866      $13.489        57,774
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.111      $ 6.200       600,738
                              2002       $ 6.200      $ 4.488       662,928
                              2003       $ 4.488      $ 5.524       621,618
                              2004       $ 5.524      $ 5.716       545,296
                              2005       $ 5.716      $ 5.953       390,753
                              2006       $ 5.953      $ 6.185       331,284
                              2007       $ 6.185      $ 6.430       241,927
                              2008       $ 6.430      $ 3.989       156,233

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 3.989      $ 6.442       154,129
                              2010       $ 6.442      $ 7.668       110,739
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.329      $ 6.966       657,405
                              2002       $ 6.966      $ 4.951       595,843
                              2003       $ 4.951      $ 6.094       559,323
                              2004       $ 6.094      $ 6.472       530,988
                              2005       $ 6.472      $ 7.379       367,080
                              2006       $ 7.379      $ 7.569       301,065
                              2007       $ 7.569      $ 9.091       227,824
                              2008       $ 9.091      $ 4.551       172,404
                              2009       $ 4.551      $ 7.424       152,695
                              2010       $ 7.424      $ 8.988       134,613
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.381      $ 5.879        66,955
                              2002       $ 5.879      $ 5.277       118,128
                              2003       $ 5.277      $ 7.782       112,751
                              2004       $ 7.782      $ 9.441       110,348
                              2005       $ 9.441      $12.452       106,944
                              2006       $12.452      $16.826       104,252
                              2007       $16.826      $23.284        77,892
                              2008       $23.284      $ 9.951        62,567
                              2009       $ 9.951      $16.653        64,183
                              2010       $16.653      $19.530        52,454
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.047      $ 7.194       134,109
                              2002       $ 7.194      $ 5.896       133,204
                              2003       $ 5.896      $ 7.403       169,601
                              2004       $ 7.403      $ 8.562       181,261
                              2005       $ 8.562      $ 9.371       163,192
                              2006       $ 9.371      $11.554       158,361
                              2007       $11.554      $13.044       115,259
                              2008       $13.044      $ 7.117        71,962
                              2009       $ 7.117      $ 9.293        60,718
                              2010       $ 9.293      $ 9.677        52,212
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.319        50,957
                              2003       $ 7.319      $10.224       107,052
                              2004       $10.224      $12.250       121,693
                              2005       $12.250      $14.191       118,192
                              2006       $14.191      $15.280       105,867
                              2007       $15.280      $18.466        80,537
                              2008       $18.466      $ 9.685        52,155
                              2009       $ 9.685      $15.046        40,819
                              2010       $15.046      $19.616        36,849

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.494      $12.439        72,958
                              2002       $12.439      $12.076       131,902
                              2003       $12.076      $16.476       139,260
                              2004       $16.476      $22.142       126,800
                              2005       $22.142      $25.538       112,085
                              2006       $25.538      $34.738        98,413
                              2007       $34.738      $28.383        62,315
                              2008       $28.383      $17.367        38,551
                              2009       $17.367      $21.964        37,477
                              2010       $21.964      $28.126        29,911



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                         EACH VARIABLE SUB - ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)

                           MORTALITY & EXPENSE = 1.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.526        2,580
                              2002       $ 9.526      $ 7.295        4,034
                              2003       $ 7.295      $ 9.499        5,985
                              2004       $ 9.499      $10.408        5,984
                              2005       $10.408      $10.725        5,983
                              2006       $10.725      $12.360        5,652
                              2007       $12.360      $12.766        5,377
                              2008       $12.766      $ 7.458        3,075
                              2009       $ 7.458      $ 8.842        3,075
                              2010       $ 8.842      $ 9.826        3,075
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.353            0
                              2002       $ 9.353      $ 6.456            0
                              2003       $ 6.456      $ 8.566            0
                              2004       $ 8.566      $ 9.665            0
                              2005       $ 9.665      $10.630            0
                              2006       $10.630      $10.342            0
                              2007       $10.342      $11.477            0
                              2008       $11.477      $ 6.490            0
                              2009       $ 6.490      $ 8.495            0
                              2010       $ 8.495      $ 9.606            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.323        7,034
                              2002       $ 9.323      $ 6.352        6,992
                              2003       $ 6.352      $ 7.719        6,537
                              2004       $ 7.719      $ 8.239        6,537
                              2005       $ 8.239      $ 9.321        6,537
                              2006       $ 9.321      $ 9.124        6,129
                              2007       $ 9.124      $10.211        6,129
                              2008       $10.211      $ 6.053        3,790

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 6.053      $ 8.176        3,790
                              2010       $ 8.176      $ 8.846        3,790
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.702            0
                              2005       $10.702      $10.892            0
                              2006       $10.892      $11.735            0
                              2007       $11.735      $11.873            0
                              2008       $11.873      $ 8.962            0
                              2009       $ 8.962      $12.598            0
                              2010       $12.598      $14.056            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.247            0
                              2005       $11.247      $11.257            0
                              2006       $11.257      $13.113            0
                              2007       $13.113      $13.402            0
                              2008       $13.402      $ 9.287            0
                              2009       $ 9.287      $12.405            0
                              2010       $12.405      $13.769            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.958            0
                              2005       $10.958      $11.934            0
                              2006       $11.934      $13.918            0
                              2007       $13.918      $14.187            0
                              2008       $14.187      $ 8.789            0
                              2009       $ 8.789      $10.914            0
                              2010       $10.914      $11.955            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.526            0
                              2005       $11.526      $12.509            0
                              2006       $12.509      $14.966            0
                              2007       $14.966      $17.021            0
                              2008       $17.021      $ 9.997            0
                              2009       $ 9.997      $13.496            0
                              2010       $13.496      $14.413            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.240          293
                              2002       $ 9.240      $ 6.886          453
                              2003       $ 6.886      $ 8.786          452
                              2004       $ 8.786      $ 9.228          451
                              2005       $ 9.228      $ 9.895          432
                              2006       $ 9.895      $10.362          431
                              2007       $10.362      $11.433          142
                              2008       $11.433      $ 6.477            0
                              2009       $ 6.477      $ 7.725            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2010       $ 7.725      $ 8.789            0
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.807        3,425
                              2007       $10.807      $11.509        3,425
                              2008       $11.509      $ 7.920        3,425
                              2009       $ 7.920      $10.010        3,425
                              2010       $10.010      $10.803        3,425
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.317        1,011
                              2002       $ 9.317      $ 7.505        1,011
                              2003       $ 7.505      $ 9.428        1,011
                              2004       $ 9.428      $10.050        1,011
                              2005       $10.050      $10.431        1,011
                              2006       $10.431      $11.389        1,011
                              2007       $11.389      $11.656        1,011
                              2008       $11.656      $ 7.296        1,011
                              2009       $ 7.296      $ 8.908            0
                              2010       $ 8.908      $ 9.670            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $10.136            0
                              2002       $10.136      $ 8.334          277
                              2003       $ 8.334      $10.807          277
                              2004       $10.807      $12.206          277
                              2005       $12.206      $12.767          245
                              2006       $12.767      $15.294          245
                              2007       $15.294      $16.085          245
                              2008       $16.085      $ 9.335            0
                              2009       $ 9.335      $10.678            0
                              2010       $10.678      $11.769            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.196            0
                              2002       $ 9.196      $ 7.048          113
                              2003       $ 7.048      $ 8.848            0
                              2004       $ 8.848      $ 9.549            0
                              2005       $ 9.549      $ 9.589            0
                              2006       $ 9.589      $10.297            0
                              2007       $10.297      $10.539            0
                              2008       $10.539      $ 7.974            0
                              2009       $ 7.974      $11.332            0
                              2010       $11.332      $12.275            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.789            0
                              2002       $ 9.789      $ 8.735          868
                              2003       $ 8.735      $10.370            0
                              2004       $10.370      $11.310            0
                              2005       $11.310      $11.890            0
                              2006       $11.890      $13.348            0
                              2007       $13.348      $13.525            0
                              2008       $13.525      $ 9.801            0
                              2009       $ 9.801      $12.058            0
                              2010       $12.058      $13.321            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.827            0
                              2005       $10.827      $11.478            0
                              2006       $11.478      $12.579            0
                              2007       $12.579      $13.574            0
                              2008       $13.574      $ 9.558            0
                              2009       $ 9.558      $12.260            0
                              2010       $12.260      $13.782            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.455        1,990
                              2002       $ 9.455      $ 7.202        2,368
                              2003       $ 7.202      $ 9.049        2,770
                              2004       $ 9.049      $ 9.832        2,769
                              2005       $ 9.832      $10.115        2,681
                              2006       $10.115      $11.481        2,680
                              2007       $11.481      $11.875        2,679
                              2008       $11.875      $ 7.338        1,990
                              2009       $ 7.338      $ 9.113            0
                              2010       $ 9.113      $10.287            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.253            0
                              2002       $ 9.253      $ 5.843            0
                              2003       $ 5.843      $ 7.330            0
                              2004       $ 7.330      $ 7.729            0
                              2005       $ 7.729      $ 8.218            0
                              2006       $ 8.218      $ 8.328            0
                              2007       $ 8.328      $ 9.594            0
                              2008       $ 9.594      $ 4.821            0
                              2009       $ 4.821      $ 7.888            0
                              2010       $ 7.888      $ 9.312            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.773        2,245
                              2002       $ 8.773      $ 5.820        1,102
                              2003       $ 5.820      $ 7.283            0
                              2004       $ 7.283      $ 7.661            0
                              2005       $ 7.661      $ 8.124            0
                              2006       $ 8.124      $ 8.213            0
                              2007       $ 8.213      $ 9.437            0
                              2008       $ 9.437      $ 4.730            0
                              2009       $ 4.730      $ 7.719            0
                              2010       $ 7.719      $ 9.092            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.046            0
                              2003       $ 8.046      $10.365            0
                              2004       $10.365      $11.990            0
                              2005       $11.990      $12.298            0
                              2006       $12.298      $14.059            0
                              2007       $14.059      $13.526            0
                              2008       $13.526      $ 8.554            0
                              2009       $ 8.554      $10.821            0
                              2010       $10.821      $12.333            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.137            0
                              2005       $11.137      $12.190            0
                              2006       $12.190      $12.600            0
                              2007       $12.600      $14.596            0
                              2008       $14.596      $ 7.644            0
                              2009       $ 7.644      $11.775            0
                              2010       $11.775      $14.764            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.863          276
                              2002       $ 9.863      $ 6.993        2,156
                              2003       $ 6.993      $ 9.749        1,850
                              2004       $ 9.749      $11.005        1,850
                              2005       $11.005      $12.176        1,849
                              2006       $12.176      $14.478        1,848
                              2007       $14.478      $15.380        1,576
                              2008       $15.380      $ 8.895        1,576
                              2009       $ 8.895      $12.199        1,576
                              2010       $12.199      $14.690        1,576
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.314        1,019
                              2002       $ 8.314      $ 6.300        1,019
                              2003       $ 6.300      $ 7.272        1,019
                              2004       $ 7.272      $ 8.616        1,019
                              2005       $ 8.616      $ 9.707        1,019
                              2006       $ 9.707      $11.478        1,019
                              2007       $11.478      $13.572        1,019
                              2008       $13.572      $ 8.898        1,019
                              2009       $ 8.898      $10.416            0
                              2010       $10.416      $10.953            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.191        2,706
                              2002       $ 9.191      $ 6.987        4,552
                              2003       $ 6.987      $ 8.656        4,551
                              2004       $ 8.656      $ 9.591        4,550
                              2005       $ 9.591      $11.596        4,549
                              2006       $11.596      $12.296        4,549
                              2007       $12.296      $14.460        4,260
                              2008       $14.460      $ 7.265        1,846
                              2009       $ 7.265      $12.099        1,846
                              2010       $12.099      $14.986        1,846
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.225        4,427
                              2002       $ 9.225      $ 7.138        6,013
                              2003       $ 7.138      $ 8.617        8,253
                              2004       $ 8.617      $ 9.411        8,253
                              2005       $ 9.411      $10.931        8,253
                              2006       $10.931      $11.190        7,881
                              2007       $11.190      $13.144        7,881
                              2008       $13.144      $ 6.765        5,446
                              2009       $ 6.765      $11.387        3,454
                              2010       $11.387      $14.294        3,454
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.976            0
                              2002       $ 9.976      $ 7.391          288
                              2003       $ 7.391      $ 9.371          288
                              2004       $ 9.371      $10.384          287
                              2005       $10.384      $11.085          255
                              2006       $11.085      $14.183          255
                              2007       $14.183      $16.115          254
                              2008       $16.115      $ 9.073            0
                              2009       $ 9.073      $11.388            0
                              2010       $11.388      $11.999            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.982            0
                              2002       $ 8.982      $ 6.995          286

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2003       $ 6.995      $ 9.010           285
                              2004       $ 9.010      $ 9.967           284
                              2005       $ 9.967      $10.451           284
                              2006       $10.451      $12.185           283
                              2007       $12.185      $14.006             0
                              2008       $14.006      $ 7.732             0
                              2009       $ 7.732      $ 7.388             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.428         1,996
                              2002       $10.428      $10.813         3,393
                              2003       $10.813      $11.514         3,391
                              2004       $11.514      $11.918         3,389
                              2005       $11.918      $12.102         3,365
                              2006       $12.102      $12.559         3,363
                              2007       $12.559      $13.080         3,362
                              2008       $13.080      $11.711         3,184
                              2009       $11.711      $14.109         1,187
                              2010       $14.109      $15.152         1,186
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.116             0
                              2002       $10.116      $10.518           727
                              2003       $10.518      $10.567           726
                              2004       $10.567      $10.532           726
                              2005       $10.532      $10.532           643
                              2006       $10.532      $10.793           642
                              2007       $10.793      $10.929           642
                              2008       $10.929      $ 9.128             0
                              2009       $ 9.128      $ 9.492             0
                              2010       $ 9.492      $ 9.558             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.060        45,369
                              2002       $10.060      $10.018        44,522
                              2003       $10.018      $ 9.910        15,933
                              2004       $ 9.910      $ 9.822         3,656
                              2005       $ 9.822      $ 9.922           132
                              2006       $ 9.922      $10.200           132
                              2007       $10.200      $10.516           132
                              2008       $10.516      $10.587             0
                              2009       $10.587      $10.431             0
                              2010       $10.431      $10.277             0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.787             0
                              2002       $ 9.787      $ 8.446         3,500
                              2003       $ 8.446      $10.475         4,319
                              2004       $10.475      $11.362         4,317
                              2005       $11.362      $12.096         4,316

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2006       $12.096      $13.674        4,024
                              2007       $13.674      $14.598        4,023
                              2008       $14.598      $10.900        4,021
                              2009       $10.900      $12.825        4,020
                              2010       $12.825      $13.455        4,018
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.895            0
                              2002       $ 9.895      $ 7.549        1,421
                              2003       $ 7.549      $ 9.473        3,366
                              2004       $ 9.473      $10.369        3,366
                              2005       $10.369      $10.749        3,366
                              2006       $10.749      $12.275        3,039
                              2007       $12.275      $11.361        3,039
                              2008       $11.361      $ 6.861        3,039
                              2009       $ 6.861      $ 8.773        3,039
                              2010       $ 8.773      $ 9.886        3,039
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.184        5,772
                              2002       $ 9.184      $ 7.449        5,918
                              2003       $ 7.449      $ 9.431        5,490
                              2004       $ 9.431      $10.795        5,490
                              2005       $10.795      $11.932        5,490
                              2006       $11.932      $15.014        5,151
                              2007       $15.014      $16.026        5,151
                              2008       $16.026      $ 8.849        5,151
                              2009       $ 8.849      $10.864        3,145
                              2010       $10.864      $11.776        3,145
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.300        1,452
                              2003       $ 7.300      $10.762        1,452
                              2004       $10.762      $13.381        1,452
                              2005       $13.381      $14.110        1,452
                              2006       $14.110      $16.304        1,452
                              2007       $16.304      $14.017        1,452
                              2008       $14.017      $ 8.373        1,452
                              2009       $ 8.373      $10.849        1,452
                              2010       $10.849      $13.465        1,452
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.121          285
                              2002       $ 9.121      $ 6.601        1,988
                              2003       $ 6.601      $ 8.123        4,360
                              2004       $ 8.123      $ 8.405        4,360
                              2005       $ 8.405      $ 8.751        4,359
                              2006       $ 8.751      $ 9.090        3,962
                              2007       $ 9.090      $ 9.448        3,680
                              2008       $ 9.448      $ 5.861        3,680

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009        $5.861       $9.463        3,680
                              2010       $ 9.463      $11.261        3,680
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.678            0
                              2002       $ 9.678      $ 6.850          373
                              2003       $ 6.850      $ 8.431          373
                              2004       $ 8.431      $ 8.951          372
                              2005       $ 8.951      $10.203          330
                              2006       $10.203      $10.464          330
                              2007       $10.464      $12.565          329
                              2008       $12.565      $ 6.290            0
                              2009       $ 6.290      $10.258            0
                              2010       $10.258      $12.415            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.772          793
                              2002       $ 9.772      $ 8.770        2,091
                              2003       $ 8.770      $12.931            0
                              2004       $12.931      $15.683            0
                              2005       $15.683      $20.681            0
                              2006       $20.681      $27.941            0
                              2007       $27.941      $38.656            0
                              2008       $38.656      $16.517            0
                              2009       $16.517      $27.636            0
                              2010       $27.636      $32.404            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.793            0
                              2002       $ 9.793      $ 7.460            0
                              2003       $ 7.460      $ 9.364            0
                              2004       $ 9.364      $10.829            0
                              2005       $10.829      $11.849            0
                              2006       $11.849      $14.607            0
                              2007       $14.607      $16.487            0
                              2008       $16.487      $ 8.994            0
                              2009       $ 8.994      $11.742            0
                              2010       $11.742      $12.224            0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.318        1,498
                              2003       $ 7.318      $10.221        1,498
                              2004       $10.221      $12.243        1,498
                              2005       $12.243      $14.180        1,498
                              2006       $14.180      $15.265        1,498
                              2007       $15.265      $18.445        1,498
                              2008       $18.445      $ 9.673        1,498
                              2009       $ 9.673      $15.023        1,498
                              2010       $15.023      $19.582        1,498

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.263        1,620
                              2002       $10.263      $ 9.962        1,707
                              2003       $ 9.962      $13.588           88
                              2004       $13.588      $18.258           87
                              2005       $18.258      $21.054           78
                              2006       $21.054      $28.633           77
                              2007       $28.633      $23.389           77
                              2008       $23.389      $14.309            0
                              2009       $14.309      $18.092            0
                              2010       $18.092      $23.164            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                         EACH VARIABLE SUB - ACCOUNT*

                   WITH THE DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.49



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.228      $10.081      1,024,922
                              2002       $10.081      $ 7.713      1,562,496
                              2003       $ 7.713      $10.035      1,690,954
                              2004       $10.035      $10.985      1,671,288
                              2005       $10.985      $11.309      1,431,212
                              2006       $11.309      $13.021      1,291,664
                              2007       $13.021      $13.438      1,037,397
                              2008       $13.438      $ 7.843        849,268
                              2009       $ 7.843      $ 9.290        684,580
                              2010       $ 9.290      $10.314        604,055
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.989      $ 6.003        223,872
                              2002       $ 6.003      $ 4.238        302,481
                              2003       $ 4.238      $ 5.619        421,273
                              2004       $ 5.619      $ 6.334        451,056
                              2005       $ 6.334      $ 6.960        432,132
                              2006       $ 6.960      $ 6.765        372,439
                              2007       $ 6.765      $ 7.501        288,911
                              2008       $ 7.501      $ 4.238        174,538
                              2009       $ 4.238      $ 5.542        149,291
                              2010       $ 5.542      $ 6.262        121,426
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.968      $ 6.477        577,287
                              2002       $ 6.477      $ 4.408        602,725
                              2003       $ 4.408      $ 5.353        766,215
                              2004       $ 5.353      $ 5.708        721,643
                              2005       $ 5.708      $ 6.452        708,345
                              2006       $ 6.452      $ 6.310        657,344
                              2007       $ 6.310      $ 7.055        532,648
                              2008       $ 7.055      $ 4.179        528,359

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 4.179      $ 5.639       396,236
                              2010       $ 5.639      $ 6.096       362,655
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695        15,886
                              2005       $10.695      $10.876        16,833
                              2006       $10.876      $11.708        28,331
                              2007       $11.708      $11.835        26,896
                              2008       $11.835      $ 8.925        13,369
                              2009       $ 8.925      $12.535        38,728
                              2010       $12.535      $13.973        29,351
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240        42,318
                              2005       $11.240      $11.241       108,603
                              2006       $11.241      $13.082       217,490
                              2007       $13.082      $13.358       200,595
                              2008       $13.358      $ 9.248       158,472
                              2009       $ 9.248      $12.342       141,805
                              2010       $12.342      $13.687       168,384
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.952        24,502
                              2005       $10.952      $11.916       144,079
                              2006       $11.916      $13.885       213,727
                              2007       $13.885      $14.140       157,763
                              2008       $14.140      $ 8.752       118,539
                              2009       $ 8.752      $10.858       133,842
                              2010       $10.858      $11.883       141,193
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519        44,013
                              2005       $11.519      $12.491       134,184
                              2006       $12.491      $14.931       177,843
                              2007       $14.931      $16.965       160,437
                              2008       $16.965      $ 9.955       123,592
                              2009       $ 9.955      $13.428       133,020
                              2010       $13.428      $14.327       129,732
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.273      $ 6.247       267,191
                              2002       $ 6.247      $ 4.650       412,123
                              2003       $ 4.650      $ 5.928       599,760
                              2004       $ 5.928      $ 6.221       533,269
                              2005       $ 6.221      $ 6.665       501,230
                              2006       $ 6.665      $ 6.973       730,504
                              2007       $ 6.973      $ 7.687       659,889
                              2008       $ 7.687      $ 4.351       607,338
                              2009       $ 4.351      $ 5.185       561,075

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2010       $ 5.185      $ 5.893        492,729
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.800        376,947
                              2007       $10.800      $11.492        344,264
                              2008       $11.492      $ 7.901        306,370
                              2009       $ 7.901      $ 9.977        293,523
                              2010       $ 9.977      $10.758        266,984
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.669      $ 9.930        994,366
                              2002       $ 9.930      $ 7.991      1,381,111
                              2003       $ 7.991      $10.030      1,488,302
                              2004       $10.030      $10.682      1,347,847
                              2005       $10.682      $11.077      1,142,480
                              2006       $11.077      $12.084      1,005,855
                              2007       $12.084      $12.356        857,701
                              2008       $12.356      $ 7.727        620,699
                              2009       $ 7.727      $ 9.426        569,758
                              2010       $ 9.426      $10.224        485,420
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $ 9.918      $ 9.131        173,267
                              2002       $ 9.131      $ 7.844        358,014
                              2003       $ 7.844      $10.163        446,295
                              2004       $10.163      $11.468        481,525
                              2005       $11.468      $11.985        470,394
                              2006       $11.985      $14.345        430,061
                              2007       $14.345      $15.072        374,913
                              2008       $15.072      $ 8.739        296,589
                              2009       $ 8.739      $ 9.987        248,589
                              2010       $ 9.987      $10.998        212,812
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $ 6.935      $ 4.510        213,247
                              2002       $ 4.510      $ 4.112        335,188
                              2003       $ 4.112      $ 5.157        642,860
                              2004       $ 5.157      $ 5.561        540,477
                              2005       $ 5.561      $ 5.579        384,421
                              2006       $ 5.579      $ 5.986        299,875
                              2007       $ 5.986      $ 6.121        241,105
                              2008       $ 6.121      $ 4.627        185,064
                              2009       $ 4.627      $ 6.570        155,133
                              2010       $ 6.570      $ 7.110        195,204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.016      $10.065        150,236
                              2002       $10.065      $ 9.118        248,486
                              2003       $ 9.118      $10.814      1,168,417
                              2004       $10.814      $11.785      1,004,477
                              2005       $11.785      $12.377        798,338
                              2006       $12.377      $13.883        652,666
                              2007       $13.883      $14.054        457,445
                              2008       $14.054      $10.175        222,392
                              2009       $10.175      $12.508        143,800
                              2010       $12.508      $13.805        109,263
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.821         17,828
                              2005       $10.821      $11.462         22,544
                              2006       $11.462      $12.550         15,855
                              2007       $12.550      $13.530         17,147
                              2008       $13.530      $ 9.518         15,857
                              2009       $ 9.518      $12.199         21,565
                              2010       $12.199      $13.701         21,625
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $ 8.946      $ 7.702        851,343
                              2002       $ 7.702      $ 5.862      1,585,106
                              2003       $ 5.862      $ 7.358      2,047,393
                              2004       $ 7.358      $ 7.987      1,910,356
                              2005       $ 7.987      $ 8.210      1,700,618
                              2006       $ 8.210      $ 9.310      1,454,502
                              2007       $ 9.310      $ 9.621      1,268,974
                              2008       $ 9.621      $ 5.940        927,538
                              2009       $ 5.940      $ 7.370        859,148
                              2010       $ 7.370      $ 8.312        789,865
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.118      $ 5.473        845,177
                              2002       $ 5.473      $ 3.637        708,543
                              2003       $ 3.637      $ 4.558        656,167
                              2004       $ 4.558      $ 4.802        528,663
                              2005       $ 4.802      $ 5.101        378,012
                              2006       $ 5.101      $ 5.164        282,336
                              2007       $ 5.164      $ 5.945        237,121
                              2008       $ 5.945      $ 2.984        243,847
                              2009       $ 2.984      $ 4.878        173,817
                              2010       $ 4.878      $ 5.754        152,483

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.094        182,095
                              2002       $ 8.094      $ 5.364        495,589
                              2003       $ 5.364      $ 6.707        500,983
                              2004       $ 6.707      $ 7.049        461,976
                              2005       $ 7.049      $ 7.468        400,905
                              2006       $ 7.468      $ 7.543        370,838
                              2007       $ 7.543      $ 8.659        309,055
                              2008       $ 8.659      $ 4.337        249,218
                              2009       $ 4.337      $ 7.070        211,588
                              2010       $ 7.070      $ 8.320        175,999
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.041        663,761
                              2003       $ 8.041      $10.350      1,266,222
                              2004       $10.350      $11.962      1,531,776
                              2005       $11.962      $12.257      1,529,185
                              2006       $12.257      $14.000      1,368,211
                              2007       $14.000      $13.457      1,120,545
                              2008       $13.457      $ 8.503        838,853
                              2009       $ 8.503      $10.746        727,410
                              2010       $10.746      $12.237        621,179
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.130         35,346
                              2005       $11.130      $12.172         34,037
                              2006       $12.172      $12.571         31,569
                              2007       $12.571      $14.549         30,125
                              2008       $14.549      $ 7.613         29,720
                              2009       $ 7.613      $11.716         20,219
                              2010       $11.716      $14.677         20,817
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.217      $ 9.739        484,236
                              2002       $ 9.739      $ 6.899        930,000
                              2003       $ 6.899      $ 9.609      1,028,980
                              2004       $ 9.609      $10.837        936,164
                              2005       $10.837      $11.980        880,280
                              2006       $11.980      $14.232        808,535
                              2007       $14.232      $15.105        698,820
                              2008       $15.105      $ 8.728        534,639
                              2009       $ 8.728      $11.958        462,224
                              2010       $11.958      $14.388        372,209
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2001       $10.116      $ 7.369        564,418
                              2002       $ 7.369      $ 5.578        668,026
                              2003       $ 5.578      $ 6.433        734,509
                              2004       $ 6.433      $ 7.616        657,696
                              2005       $ 7.616      $ 8.572        538,300
                              2006       $ 8.572      $10.127        463,568
                              2007       $10.127      $11.964        476,162
                              2008       $11.964      $ 7.837        367,946
                              2009       $ 7.837      $ 9.166        350,936
                              2010       $ 9.166      $ 9.630        309,167
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.664      $ 6.789        436,004
                              2002       $ 6.789      $ 5.156        500,733
                              2003       $ 5.156      $ 6.383        490,963
                              2004       $ 6.383      $ 7.066        427,422
                              2005       $ 7.066      $ 8.535        340,319
                              2006       $ 8.535      $ 9.043        335,593
                              2007       $ 9.043      $10.624        278,593
                              2008       $10.624      $ 5.333        220,696
                              2009       $ 5.333      $ 8.873        208,966
                              2010       $ 8.873      $10.981        208,089
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $ 9.515      $ 6.829      1,351,618
                              2002       $ 6.829      $ 5.280      1,722,405
                              2003       $ 5.280      $ 6.368      1,791,930
                              2004       $ 6.368      $ 6.949      1,549,931
                              2005       $ 6.949      $ 8.063      1,272,029
                              2006       $ 8.063      $ 8.248      1,099,288
                              2007       $ 8.248      $ 9.678        923,998
                              2008       $ 9.678      $ 4.977        700,210
                              2009       $ 4.977      $ 8.369        620,532
                              2010       $ 8.369      $10.497        532,707
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.178      $ 7.414        359,098
                              2002       $ 7.414      $ 5.726        441,085
                              2003       $ 5.726      $ 7.253        462,045
                              2004       $ 7.253      $ 8.030        433,021
                              2005       $ 8.030      $ 8.564        387,345
                              2006       $ 8.564      $10.947        369,392
                              2007       $10.947      $12.427        309,595
                              2008       $12.427      $ 6.991        242,076
                              2009       $ 6.991      $ 8.766        206,327
                              2010       $ 8.766      $ 9.228        180,404
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $ 8.402      $ 6.323        137,873
                              2002       $ 6.323      $ 4.920        127,797

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2003       $ 4.920      $ 6.331        133,453
                              2004       $ 6.331      $ 6.997        131,478
                              2005       $ 6.997      $ 7.331        115,446
                              2006       $ 7.331      $ 8.539        100,291
                              2007       $ 8.539      $ 9.806         88,718
                              2008       $ 9.806      $ 5.408         74,498
                              2009       $ 5.408      $ 5.167              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.248      $11.549        821,947
                              2002       $11.549      $11.965      1,812,603
                              2003       $11.965      $12.729      1,527,428
                              2004       $12.729      $13.164      1,301,953
                              2005       $13.164      $13.355      1,111,321
                              2006       $13.355      $13.847        979,647
                              2007       $13.847      $14.408        935,609
                              2008       $14.408      $12.889        804,286
                              2009       $12.889      $15.514        703,266
                              2010       $15.514      $16.645        638,828
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.289      $10.783        335,922
                              2002       $10.783      $11.017        858,697
                              2003       $11.017      $11.058      1,125,940
                              2004       $11.058      $11.011        951,252
                              2005       $11.011      $11.001        829,027
                              2006       $11.001      $11.264        774,764
                              2007       $11.264      $11.396        910,349
                              2008       $11.396      $ 9.509        679,532
                              2009       $ 9.509      $ 9.880        644,373
                              2010       $ 9.880      $ 9.940        619,411
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.248      $10.453      1,095,666
                              2002       $10.453      $10.400      1,597,019
                              2003       $10.400      $10.278      1,123,944
                              2004       $10.278      $10.178        741,890
                              2005       $10.178      $10.272        720,117
                              2006       $10.272      $10.551        671,275
                              2007       $10.551      $10.868        482,907
                              2008       $10.868      $10.931        727,014
                              2009       $10.931      $10.760        481,255
                              2010       $10.760      $10.592        435,996
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $ 9.909      $ 8.837        932,911
                              2002       $ 8.837      $ 7.729      1,309,753
                              2003       $ 7.729      $ 9.577      1,377,829
                              2004       $ 9.577      $10.379      1,334,249
                              2005       $10.379      $11.040      1,151,169

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2006       $11.040      $12.469      1,028,880
                              2007       $12.469      $13.298        862,141
                              2008       $13.298      $ 9.921        665,917
                              2009       $ 9.921      $11.662        602,400
                              2010       $11.662      $12.225        548,535
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.549      $ 9.718        313,375
                              2002       $ 9.718      $ 7.749        545,726
                              2003       $ 7.749      $ 9.715        744,288
                              2004       $ 9.715      $10.624        591,161
                              2005       $10.624      $11.004        507,798
                              2006       $11.004      $12.554        443,981
                              2007       $12.554      $11.609        396,694
                              2008       $11.609      $ 7.004        298,142
                              2009       $ 7.004      $ 8.949        277,204
                              2010       $ 8.949      $10.074        227,908
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.003      $ 7.034        401,979
                              2002       $ 7.034      $ 5.700        569,619
                              2003       $ 5.700      $ 7.210        564,642
                              2004       $ 7.210      $ 8.246        516,366
                              2005       $ 8.246      $ 9.106        533,021
                              2006       $ 9.106      $11.447        515,718
                              2007       $11.447      $12.209        446,897
                              2008       $12.209      $ 6.735        352,540
                              2009       $ 6.735      $ 8.261        296,588
                              2010       $ 8.261      $ 8.946        285,794
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.296        305,980
                              2003       $ 7.296      $10.746        445,143
                              2004       $10.746      $13.349        485,217
                              2005       $13.349      $14.063        459,194
                              2006       $14.063      $16.236        456,712
                              2007       $16.236      $13.946        422,535
                              2008       $13.946      $ 8.323        355,678
                              2009       $ 8.323      $10.775        331,421
                              2010       $10.775      $13.361        318,465
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.106      $ 6.189        570,627
                              2002       $ 6.189      $ 4.475        734,266
                              2003       $ 4.475      $ 5.502        661,226
                              2004       $ 5.502      $ 5.688        617,844
                              2005       $ 5.688      $ 5.917        492,552
                              2006       $ 5.917      $ 6.140        435,359
                              2007       $ 6.140      $ 6.377        353,975
                              2008       $ 6.377      $ 3.952        287,897

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 3.952      $ 6.375       243,589
                              2010       $ 6.375      $ 7.579       219,638
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.324      $ 6.954       431,332
                              2002       $ 6.954      $ 4.937       456,897
                              2003       $ 4.937      $ 6.071       532,130
                              2004       $ 6.071      $ 6.439       514,290
                              2005       $ 6.439      $ 7.334       436,679
                              2006       $ 7.334      $ 7.515       320,230
                              2007       $ 7.515      $ 9.015       320,992
                              2008       $ 9.015      $ 4.509       249,014
                              2009       $ 4.509      $ 7.346       209,036
                              2010       $ 7.346      $ 8.884       192,975
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.377      $ 5.869       125,949
                              2002       $ 5.869      $ 5.262       172,084
                              2003       $ 5.262      $ 7.752       144,846
                              2004       $ 7.752      $ 9.393       150,964
                              2005       $ 9.393      $12.376       163,988
                              2006       $12.376      $16.705       163,047
                              2007       $16.705      $23.091       132,893
                              2008       $23.091      $ 9.857       126,959
                              2009       $ 9.857      $16.478       138,374
                              2010       $16.478      $19.304       139,088
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.041      $ 7.181       120,221
                              2002       $ 7.181      $ 5.880       163,628
                              2003       $ 5.880      $ 7.374       236,961
                              2004       $ 7.374      $ 8.519       238,284
                              2005       $ 8.519      $ 9.313       200,916
                              2006       $ 9.313      $11.471       193,947
                              2007       $11.471      $12.936       148,990
                              2008       $12.936      $ 7.050       137,663
                              2009       $ 7.050      $ 9.196       122,897
                              2010       $ 9.196      $ 9.566       112,893
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314        78,423
                              2003       $ 7.314      $10.205       184,747
                              2004       $10.205      $12.214       188,752
                              2005       $12.214      $14.134       200,084
                              2006       $14.134      $15.201       170,680
                              2007       $15.201      $18.351       133,847
                              2008       $18.351      $ 9.615       125,651
                              2009       $ 9.615      $14.919       107,554
                              2010       $14.919      $19.430       104,050

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.487      $12.418        90,218
                              2002       $12.418      $12.042       200,431
                              2003       $12.042      $16.411       234,006
                              2004       $16.411      $22.031       215,474
                              2005       $22.031      $25.382       189,199
                              2006       $25.382      $34.489       174,366
                              2007       $34.489      $28.147       147,644
                              2008       $28.147      $17.204       105,745
                              2009       $17.204      $21.734        99,050
                              2010       $21.734      $27.800        90,278



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.521         1,942
                              2002       $ 9.521      $ 7.284         4,455
                              2003       $ 7.284      $ 9.475         4,062
                              2004       $ 9.475      $10.371         4,093
                              2005       $10.371      $10.676        10,969
                              2006       $10.676      $12.292        10,994
                              2007       $12.292      $12.683         2,998
                              2008       $12.683      $ 7.402         3,118
                              2009       $ 7.402      $ 8.767         3,153
                              2010       $ 8.767      $ 9.732         1,250
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.351             0
                              2002       $ 9.351      $ 6.446             0
                              2003       $ 6.446      $ 8.545             0
                              2004       $ 8.545      $ 9.631           779
                              2005       $ 9.631      $10.581         7,789
                              2006       $10.581      $10.285         7,789
                              2007       $10.285      $11.402           698
                              2008       $11.402      $ 6.441             0
                              2009       $ 6.441      $ 8.422             0
                              2010       $ 8.422      $ 9.515             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.318         3,489
                              2002       $ 9.318      $ 6.342         5,215
                              2003       $ 6.342      $ 7.700         5,215
                              2004       $ 7.700      $ 8.210         5,215
                              2005       $ 8.210      $ 9.279             0
                              2006       $ 9.279      $ 9.074             0
                              2007       $ 9.074      $10.144             0
                              2008       $10.144      $ 6.008             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 6.008      $ 8.106            0
                              2010       $ 8.106      $ 8.762            0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.695            0
                              2005       $10.695      $10.873            0
                              2006       $10.873      $11.703            0
                              2007       $11.703      $11.829            0
                              2008       $11.829      $ 8.920            0
                              2009       $ 8.920      $12.526            0
                              2010       $12.526      $13.962            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.240            0
                              2005       $11.240      $11.238            0
                              2006       $11.238      $13.078            0
                              2007       $13.078      $13.352            0
                              2008       $13.352      $ 9.243            0
                              2009       $ 9.243      $12.335            0
                              2010       $12.335      $13.677            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.951            0
                              2005       $10.951      $11.914            0
                              2006       $11.914      $13.881            0
                              2007       $13.881      $14.134            0
                              2008       $14.134      $ 8.748            0
                              2009       $ 8.748      $10.852            0
                              2010       $10.852      $11.875            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.519            0
                              2005       $11.519      $12.488            0
                              2006       $12.488      $14.926            0
                              2007       $14.926      $16.958            0
                              2008       $16.958      $ 9.950            0
                              2009       $ 9.950      $13.419            0
                              2010       $13.419      $14.317            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.235        1,127
                              2002       $ 9.235      $ 6.875        3,414
                              2003       $ 6.875      $ 8.763        3,414
                              2004       $ 8.763      $ 9.196        3,414
                              2005       $ 9.196      $ 9.850            0
                              2006       $ 9.850      $10.305            0
                              2007       $10.305      $11.358            0
                              2008       $11.358      $ 6.428            0
                              2009       $ 6.428      $ 7.659            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.659      $ 8.705             0
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.799           281
                              2007       $10.799      $11.490           280
                              2008       $11.490      $ 7.899           279
                              2009       $ 7.899      $ 9.973           277
                              2010       $ 9.973      $10.753           276
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.312        10,910
                              2002       $ 9.312      $ 7.493        14,181
                              2003       $ 7.493      $ 9.404        24,848
                              2004       $ 9.404      $10.014        24,079
                              2005       $10.014      $10.384        10,668
                              2006       $10.384      $11.326        10,668
                              2007       $11.326      $11.580        10,668
                              2008       $11.580      $ 7.241        10,668
                              2009       $ 7.241      $ 8.832        10,668
                              2010       $ 8.832      $ 9.579         9,899
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $10.134             0
                              2002       $10.134      $ 8.321             0
                              2003       $ 8.321      $10.780             0
                              2004       $10.780      $12.163             0
                              2005       $12.163      $12.709             0
                              2006       $12.709      $15.210             0
                              2007       $15.210      $15.980             0
                              2008       $15.980      $ 9.265             0
                              2009       $ 9.265      $10.587             0
                              2010       $10.587      $11.657             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.195             0
                              2002       $ 9.195      $ 7.037             0
                              2003       $ 7.037      $ 8.825             0
                              2004       $ 8.825      $ 9.516             0
                              2005       $ 9.516      $ 9.545             0
                              2006       $ 9.545      $10.240             0
                              2007       $10.240      $10.470             0
                              2008       $10.470      $ 7.914             0
                              2009       $ 7.914      $11.236             0
                              2010       $11.236      $12.158             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.628        1,438
                              2002       $ 9.628      $ 8.721        2,759
                              2003       $ 8.721      $10.343        2,845
                              2004       $10.343      $11.270        2,207
                              2005       $11.270      $11.836        1,733
                              2006       $11.836      $13.275        1,810
                              2007       $13.275      $13.437        1,802
                              2008       $13.437      $ 9.727        1,605
                              2009       $ 9.727      $11.956        1,610
                              2010       $11.956      $13.194          639
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.820            0
                              2005       $10.820      $11.459            0
                              2006       $11.459      $12.545            0
                              2007       $12.545      $13.524            0
                              2008       $13.524      $ 9.513            0
                              2009       $ 9.513      $12.191            0
                              2010       $12.191      $13.690            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.449        8,443
                              2002       $ 9.449      $ 7.191        9,701
                              2003       $ 7.191      $ 9.026        9,248
                              2004       $ 9.026      $ 9.797        8,412
                              2005       $ 9.797      $10.069          680
                              2006       $10.069      $11.418          654
                              2007       $11.418      $11.798          631
                              2008       $11.798      $ 7.283          600
                              2009       $ 7.283      $ 9.036          563
                              2010       $ 9.036      $10.189          296
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.251            0
                              2002       $ 9.251      $ 5.834            0
                              2003       $ 5.834      $ 7.312            0
                              2004       $ 7.312      $ 7.702            0
                              2005       $ 7.702      $ 8.181            0
                              2006       $ 8.181      $ 8.282            0
                              2007       $ 8.282      $ 9.532            0
                              2008       $ 9.532      $ 4.785            0
                              2009       $ 4.785      $ 7.820            0
                              2010       $ 7.820      $ 9.224            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.768           46
                              2002       $ 8.768      $ 5.811          289
                              2003       $ 5.811      $ 7.265          288
                              2004       $ 7.265      $ 7.634          286
                              2005       $ 7.634      $ 8.087          285
                              2006       $ 8.087      $ 8.168          284
                              2007       $ 8.168      $ 9.375          283
                              2008       $ 9.375      $ 4.695          281
                              2009       $ 4.695      $ 7.653          280
                              2010       $ 7.653      $ 9.005          279
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.041        1,595
                              2003       $ 8.041      $10.348          513
                              2004       $10.348      $11.958        1,175
                              2005       $11.958      $12.253          663
                              2006       $12.253      $13.994          663
                              2007       $13.994      $13.450          594
                              2008       $13.450      $ 8.497            0
                              2009       $ 8.497      $10.738            0
                              2010       $10.738      $12.226            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.129            0
                              2005       $11.129      $12.169            0
                              2006       $12.169      $12.566            0
                              2007       $12.566      $14.542            0
                              2008       $14.542      $ 7.608            0
                              2009       $ 7.608      $11.708            0
                              2010       $11.708      $14.665            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.858        2,378
                              2002       $ 9.858      $ 6.982        8,179
                              2003       $ 6.982      $ 9.724        9,829
                              2004       $ 9.724      $10.966        9,785
                              2005       $10.966      $12.121        8,388
                              2006       $12.121      $14.399        8,380
                              2007       $14.399      $15.280        1,336
                              2008       $15.280      $ 8.829          761
                              2009       $ 8.829      $12.095          679
                              2010       $12.095      $14.550          171
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.309          912
                              2002       $ 8.309      $ 6.290          964
                              2003       $ 6.290      $ 7.253          964
                              2004       $ 7.253      $ 8.586          306
                              2005       $ 8.586      $ 9.663          280
                              2006       $ 9.663      $11.415          293
                              2007       $11.415      $13.484          262
                              2008       $13.484      $ 8.831          289
                              2009       $ 8.831      $10.328          276
                              2010       $10.328      $10.849          295
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.186          149
                              2002       $ 9.186      $ 6.976            0
                              2003       $ 6.976      $ 8.634            0
                              2004       $ 8.634      $ 9.557            0
                              2005       $ 9.557      $11.543            0
                              2006       $11.543      $12.229            0
                              2007       $12.229      $14.366            0
                              2008       $14.366      $ 7.210            0
                              2009       $ 7.210      $11.996            0
                              2010       $11.996      $14.844            0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.182            0
                              2002       $ 9.182      $ 7.127            0
                              2003       $ 7.127      $ 8.596            0
                              2004       $ 8.596      $ 9.378            0
                              2005       $ 9.378      $10.881            0
                              2006       $10.881      $11.129            0
                              2007       $11.129      $13.058            0
                              2008       $13.058      $ 6.715            0
                              2009       $ 6.715      $11.290            0
                              2010       $11.290      $14.158            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.974            0
                              2002       $ 9.974      $ 7.380            0
                              2003       $ 7.380      $ 9.348            0
                              2004       $ 9.348      $10.347            0
                              2005       $10.347      $11.035        1,421
                              2006       $11.035      $14.105        1,421
                              2007       $14.105      $16.010            0
                              2008       $16.010      $ 9.005            0
                              2009       $ 9.005      $11.291            0
                              2010       $11.291      $11.885            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.698            0
                              2002       $ 9.698      $ 6.985            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.985      $ 8.988            0
                              2004       $ 8.988      $ 9.932          776
                              2005       $ 9.932      $10.404          775
                              2006       $10.404      $12.118          775
                              2007       $12.118      $13.914          696
                              2008       $13.914      $ 7.674            0
                              2009       $ 7.674      $ 7.330            0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.422        1,612
                              2002       $10.422      $10.797        4,551
                              2003       $10.797      $11.485        2,344
                              2004       $11.485      $11.876        2,428
                              2005       $11.876      $12.048        2,240
                              2006       $12.048      $12.490        2,266
                              2007       $12.490      $12.995          270
                              2008       $12.995      $11.623          226
                              2009       $11.623      $13.989          206
                              2010       $13.989      $15.008          207
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.280        1,488
                              2002       $10.280      $10.502        4,504
                              2003       $10.502      $10.540        4,247
                              2004       $10.540      $10.494        4,247
                              2005       $10.494      $10.484            0
                              2006       $10.484      $10.734            0
                              2007       $10.734      $10.858            0
                              2008       $10.858      $ 9.060            0
                              2009       $ 9.060      $ 9.411            0
                              2010       $ 9.411      $ 9.468            0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.031            0
                              2002       $10.031      $10.002            0
                              2003       $10.002      $ 9.885            0
                              2004       $ 9.885      $ 9.788            0
                              2005       $ 9.788      $ 9.877            0
                              2006       $ 9.877      $10.144            0
                              2007       $10.144      $10.448            0
                              2008       $10.448      $10.507            0
                              2009       $10.507      $10.342            0
                              2010       $10.342      $10.179            0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.534          146
                              2002       $ 9.534      $ 8.433          142
                              2003       $ 8.433      $10.448          140
                              2004       $10.448      $11.322          227
                              2005       $11.322      $12.042          235

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $12.042      $13.599           235
                              2007       $13.599      $14.502           233
                              2008       $14.502      $10.818           226
                              2009       $10.818      $12.716           230
                              2010       $12.716      $13.327           241
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.455           783
                              2002       $ 9.455      $ 7.538           782
                              2003       $ 7.538      $ 9.449           781
                              2004       $ 9.449      $10.333           780
                              2005       $10.333      $10.701             0
                              2006       $10.701      $12.207             0
                              2007       $12.207      $11.287             0
                              2008       $11.287      $ 6.809             0
                              2009       $ 6.809      $ 8.699             0
                              2010       $ 8.699      $ 9.792             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.709             0
                              2002       $ 9.709      $ 7.437           523
                              2003       $ 7.437      $ 9.407           523
                              2004       $ 9.407      $10.757           522
                              2005       $10.757      $11.878           502
                              2006       $11.878      $14.931           468
                              2007       $14.931      $15.922           448
                              2008       $15.922      $ 8.782           487
                              2009       $ 8.782      $10.772           509
                              2010       $10.772      $11.664           145
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.295             0
                              2003       $ 7.295      $10.744             0
                              2004       $10.744      $13.346           622
                              2005       $13.346      $14.058           622
                              2006       $14.058      $16.229           622
                              2007       $16.229      $13.938           558
                              2008       $13.938      $ 8.318             0
                              2009       $ 8.318      $10.767             0
                              2010       $10.767      $13.349             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.116           545
                              2002       $ 9.116      $ 6.591           544
                              2003       $ 6.591      $ 8.102        18,726
                              2004       $ 8.102      $ 8.375        18,725
                              2005       $ 8.375      $ 8.712        18,183
                              2006       $ 8.712      $ 9.040        18,183
                              2007       $ 9.040      $ 9.387        18,183
                              2008       $ 9.387      $ 5.817        18,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.817      $ 9.382        18,183
                              2010       $ 9.382      $11.154        16,872
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.676             0
                              2002       $ 9.676      $ 6.840             0
                              2003       $ 6.840      $ 8.409             0
                              2004       $ 8.409      $ 8.919             0
                              2005       $ 8.919      $10.157             0
                              2006       $10.157      $10.406             0
                              2007       $10.406      $12.484             0
                              2008       $12.484      $ 6.242             0
                              2009       $ 6.242      $10.171             0
                              2010       $10.171      $12.298             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.259             0
                              2002       $ 9.259      $ 8.757             0
                              2003       $ 8.757      $12.898             0
                              2004       $12.898      $15.628             0
                              2005       $15.628      $20.587           817
                              2006       $20.587      $27.787           817
                              2007       $27.787      $38.405             0
                              2008       $38.405      $16.393             0
                              2009       $16.393      $27.401             0
                              2010       $27.401      $32.097             0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.791             0
                              2002       $ 9.791      $ 7.449             0
                              2003       $ 7.449      $ 9.340             0
                              2004       $ 9.340      $10.790             0
                              2005       $10.790      $11.795             0
                              2006       $11.795      $14.526             0
                              2007       $14.526      $16.380             0
                              2008       $16.380      $ 8.926             0
                              2009       $ 8.926      $11.642             0
                              2010       $11.642      $12.108             0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.314             0
                              2003       $ 7.314      $10.204             0
                              2004       $10.204      $12.210             0
                              2005       $12.210      $14.128             0
                              2006       $14.128      $15.194             0
                              2007       $15.194      $18.341             0
                              2008       $18.341      $ 9.608             0
                              2009       $ 9.608      $14.908             0
                              2010       $14.908      $19.413             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.586           0
                              2002       $10.586      $ 9.947         515
                              2003       $ 9.947      $13.554         461
                              2004       $13.554      $18.193         456
                              2005       $18.193      $20.959         423
                              2006       $20.959      $28.475         361
                              2007       $28.475      $23.237         426
                              2008       $23.237      $14.201         440
                              2009       $14.201      $17.939         479
                              2010       $17.939      $22.944         220



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.53



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.520         4,775
                              2002       $ 9.520      $ 7.280        15,189
                              2003       $ 7.280      $ 9.468        12,798
                              2004       $ 9.468      $10.360        10,232
                              2005       $10.360      $10.661        10,582
                              2006       $10.661      $12.271         7,554
                              2007       $12.271      $12.658         5,845
                              2008       $12.658      $ 7.386         4,300
                              2009       $ 7.386      $ 8.745         4,293
                              2010       $ 8.745      $ 9.705         3,725
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.129         1,019
                              2002       $ 9.129      $ 6.443         1,724
                              2003       $ 6.443      $ 8.538           468
                              2004       $ 8.538      $ 9.621         2,573
                              2005       $ 9.621      $10.567         2,340
                              2006       $10.567      $10.268         1,961
                              2007       $10.268      $11.380         2,709
                              2008       $11.380      $ 6.426         2,224
                              2009       $ 6.426      $ 8.401         2,670
                              2010       $ 8.401      $ 9.488         2,670
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.317         3,831
                              2002       $ 9.317      $ 6.339         8,884
                              2003       $ 6.339      $ 7.694         8,877
                              2004       $ 7.694      $ 8.201         8,871
                              2005       $ 8.201      $ 9.266         8,866
                              2006       $ 9.266      $ 9.059         8,861
                              2007       $ 9.059      $10.125         7,202
                              2008       $10.125      $ 5.994         7,198

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.994      $ 8.086        5,932
                              2010       $ 8.086      $ 8.737        5,930
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.693            0
                              2005       $10.693      $10.868          398
                              2006       $10.868      $11.694          397
                              2007       $11.694      $11.817            0
                              2008       $11.817      $ 8.908            0
                              2009       $ 8.908      $12.506            0
                              2010       $12.506      $13.935            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.237          675
                              2005       $11.237      $11.234          674
                              2006       $11.234      $13.069          811
                              2007       $13.069      $13.340        1,704
                              2008       $13.340      $ 9.232        1,218
                              2009       $ 9.232      $12.316          544
                              2010       $12.316      $13.652          544
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.949            0
                              2005       $10.949      $11.908            0
                              2006       $11.908      $13.870            0
                              2007       $13.870      $14.119          203
                              2008       $14.119      $ 8.736          829
                              2009       $ 8.736      $10.833          295
                              2010       $10.833      $11.851          295
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.516          647
                              2005       $11.516      $12.482        3,327
                              2006       $12.482      $14.915        3,117
                              2007       $14.915      $16.940        3,063
                              2008       $16.940      $ 9.937        2,340
                              2009       $ 9.937      $13.397        1,631
                              2010       $13.397      $14.289        1,634
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.234          423
                              2002       $ 9.234      $ 6.872          536
                              2003       $ 6.872      $ 8.757          265
                              2004       $ 8.757      $ 9.186          265
                              2005       $ 9.186      $ 9.836          268
                              2006       $ 9.836      $10.287          820
                              2007       $10.287      $11.336          822
                              2008       $11.336      $ 6.413          829
                              2009       $ 6.413      $ 7.640          666

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.640      $ 8.681           665
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.797         3,800
                              2007       $10.797      $11.484         1,448
                              2008       $11.484      $ 7.893         1,115
                              2009       $ 7.893      $ 9.962           984
                              2010       $ 9.962      $10.738           982
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.311         7,536
                              2002       $ 9.311      $ 7.490        22,181
                              2003       $ 7.490      $ 9.397        21,880
                              2004       $ 9.397      $10.004        17,779
                              2005       $10.004      $10.369        15,055
                              2006       $10.369      $11.307        11,790
                              2007       $11.307      $11.557        10,083
                              2008       $11.557      $ 7.225        10,079
                              2009       $ 7.225      $ 8.809         8,868
                              2010       $ 8.809      $ 9.551         8,865
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.685         1,632
                              2002       $ 9.685      $ 8.317         6,641
                              2003       $ 8.317      $10.771         6,177
                              2004       $10.771      $12.150         6,320
                              2005       $12.150      $12.692         2,673
                              2006       $12.692      $15.185         2,673
                              2007       $15.185      $15.949         1,322
                              2008       $15.949      $ 9.244         1,322
                              2009       $ 9.244      $10.560         1,322
                              2010       $10.560      $11.624         1,322
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.718           439
                              2002       $ 7.718      $ 7.034           439
                              2003       $ 7.034      $ 8.818           951
                              2004       $ 8.818      $ 9.506           771
                              2005       $ 9.506      $ 9.532           853
                              2006       $ 9.532      $10.223           416
                              2007       $10.223      $10.450             0
                              2008       $10.450      $ 7.896             0
                              2009       $ 7.896      $11.207             0
                              2010       $11.207      $12.124             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.627           829
                              2002       $ 9.627      $ 8.717         3,694
                              2003       $ 8.717      $10.335         5,893
                              2004       $10.335      $11.258         5,914
                              2005       $11.258      $11.820         4,609
                              2006       $11.820      $13.253         4,109
                              2007       $13.253      $13.411         3,824
                              2008       $13.411      $ 9.705         3,821
                              2009       $ 9.705      $11.925         1,655
                              2010       $11.925      $13.157         1,412
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.818             0
                              2005       $10.818      $11.453             0
                              2006       $11.453      $12.535             0
                              2007       $12.535      $13.509           326
                              2008       $13.509      $ 9.500           326
                              2009       $ 9.500      $12.170             0
                              2010       $12.170      $13.663             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.448        12,846
                              2002       $ 9.448      $ 7.188        17,866
                              2003       $ 7.188      $ 9.019        23,530
                              2004       $ 9.019      $ 9.787        22,150
                              2005       $ 9.787      $10.056        21,877
                              2006       $10.056      $11.399        20,830
                              2007       $11.399      $11.775         8,181
                              2008       $11.775      $ 7.267         7,450
                              2009       $ 7.267      $ 9.013         7,036
                              2010       $ 9.013      $10.160         7,036
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.780         1,647
                              2002       $ 8.780      $ 5.832         6,399
                              2003       $ 5.832      $ 7.306         6,403
                              2004       $ 7.306      $ 7.694         6,406
                              2005       $ 7.694      $ 8.170         4,897
                              2006       $ 8.170      $ 8.268         4,907
                              2007       $ 8.268      $ 9.513           188
                              2008       $ 9.513      $ 4.774           199
                              2009       $ 4.774      $ 7.800             0
                              2010       $ 7.800      $ 9.197             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.767         3,477
                              2002       $ 8.767      $ 5.808         7,732
                              2003       $ 5.808      $ 7.259         7,327
                              2004       $ 7.259      $ 7.626         6,065
                              2005       $ 7.626      $ 8.076         6,906
                              2006       $ 8.076      $ 8.154         5,717
                              2007       $ 8.154      $ 9.357         3,284
                              2008       $ 9.357      $ 4.684         1,494
                              2009       $ 4.684      $ 7.634         1,493
                              2010       $ 7.634      $ 8.980         1,042
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.039         1,915
                              2003       $ 8.039      $10.343         3,863
                              2004       $10.343      $11.949         3,282
                              2005       $11.949      $12.239         6,017
                              2006       $12.239      $13.974         4,622
                              2007       $13.974      $13.427         4,643
                              2008       $13.427      $ 8.480         3,112
                              2009       $ 8.480      $10.713         1,789
                              2010       $10.713      $12.194         1,785
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.127             0
                              2005       $11.127      $12.163             0
                              2006       $12.163      $12.556             0
                              2007       $12.556      $14.526             0
                              2008       $14.526      $ 7.597             0
                              2009       $ 7.597      $11.688             0
                              2010       $11.688      $14.636             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.856         5,648
                              2002       $ 9.856      $ 6.979        17,892
                              2003       $ 6.979      $ 9.717        10,131
                              2004       $ 9.717      $10.955        16,589
                              2005       $10.955      $12.105        16,370
                              2006       $12.105      $14.375        11,918
                              2007       $14.375      $15.250        10,719
                              2008       $15.250      $ 8.809         8,814
                              2009       $ 8.809      $12.064         8,773
                              2010       $12.064      $14.509         8,368
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.308         2,204
                              2002       $ 8.308      $ 6.287         2,203
                              2003       $ 6.287      $ 7.248         2,202
                              2004       $ 7.248      $ 8.577         2,201
                              2005       $ 8.577      $ 9.650             0
                              2006       $ 9.650      $11.396             0
                              2007       $11.396      $13.457             0
                              2008       $13.457      $ 8.811             0
                              2009       $ 8.811      $10.301             0
                              2010       $10.301      $10.818             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.185           856
                              2002       $ 9.185      $ 6.973           906
                              2003       $ 6.973      $ 8.628         2,717
                              2004       $ 8.628      $ 9.547         2,485
                              2005       $ 9.547      $11.528         2,428
                              2006       $11.528      $12.208         1,921
                              2007       $12.208      $14.338         1,916
                              2008       $14.338      $ 7.194           775
                              2009       $ 7.194      $11.965           119
                              2010       $11.965      $14.801           119
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.218         7,275
                              2002       $ 9.218      $ 7.124        15,485
                              2003       $ 7.124      $ 8.589        13,811
                              2004       $ 8.589      $ 9.368        14,703
                              2005       $ 9.368      $10.867        11,688
                              2006       $10.867      $11.110        11,689
                              2007       $11.110      $13.032         7,127
                              2008       $13.032      $ 6.699         5,877
                              2009       $ 6.699      $11.261         5,156
                              2010       $11.261      $14.118         5,154
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.556         1,140
                              2002       $ 9.556      $ 7.377         3,566
                              2003       $ 7.377      $ 9.341         5,381
                              2004       $ 9.341      $10.336         6,227
                              2005       $10.336      $11.020         5,946
                              2006       $11.020      $14.081         5,945
                              2007       $14.081      $15.978         4,434
                              2008       $15.978      $ 8.985         2,291
                              2009       $ 8.985      $11.262         1,595
                              2010       $11.262      $11.851         1,595
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.698             0
                              2002       $ 9.698      $ 6.981             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.981      $ 8.981             0
                              2004       $ 8.981      $ 9.921             0
                              2005       $ 9.921      $10.390             0
                              2006       $10.390      $12.098             0
                              2007       $12.098      $13.887             0
                              2008       $13.887      $ 7.656             0
                              2009       $ 7.656      $ 7.313             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.421           943
                              2002       $10.421      $10.792         3,998
                              2003       $10.792      $11.476        19,710
                              2004       $11.476      $11.863        14,303
                              2005       $11.863      $12.031         5,125
                              2006       $12.031      $12.469         2,050
                              2007       $12.469      $12.969         2,050
                              2008       $12.969      $11.597         1,234
                              2009       $11.597      $13.953           774
                              2010       $13.953      $14.965           774
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.279           121
                              2002       $10.279      $10.497        33,980
                              2003       $10.497      $10.532         5,478
                              2004       $10.532      $10.483         3,679
                              2005       $10.483      $10.470         2,472
                              2006       $10.470      $10.716         2,712
                              2007       $10.716      $10.837         2,711
                              2008       $10.837      $ 9.039         1,281
                              2009       $ 9.039      $ 9.387           472
                              2010       $ 9.387      $ 9.441           471
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.053        20,406
                              2002       $10.053      $ 9.998        50,938
                              2003       $ 9.998      $ 9.877         6,593
                              2004       $ 9.877      $ 9.777         3,661
                              2005       $ 9.777      $ 9.863         3,235
                              2006       $ 9.863      $10.127         2,294
                              2007       $10.127      $10.427         1,854
                              2008       $10.427      $10.484         1,172
                              2009       $10.484      $10.316           786
                              2010       $10.316      $10.150           551
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.532         7,962
                              2002       $ 9.532      $ 8.430        11,014
                              2003       $ 8.430      $10.440        12,718
                              2004       $10.440      $11.310         9,930
                              2005       $11.310      $12.025         9,603

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $12.025      $13.576        5,447
                              2007       $13.576      $14.474        2,544
                              2008       $14.474      $10.794        1,499
                              2009       $10.794      $12.683          843
                              2010       $12.683      $13.289          843
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.453        4,403
                              2002       $ 9.453      $ 7.534        4,797
                              2003       $ 7.534      $ 9.442        4,602
                              2004       $ 9.442      $10.322        4,137
                              2005       $10.322      $10.686        4,005
                              2006       $10.686      $12.187        3,500
                              2007       $12.187      $11.265          197
                              2008       $11.265      $ 6.794          196
                              2009       $ 6.794      $ 8.677          163
                              2010       $ 8.677      $ 9.764          162
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.178        2,107
                              2002       $ 9.178      $ 7.434        3,659
                              2003       $ 7.434      $ 9.400        1,882
                              2004       $ 9.400      $10.746        1,804
                              2005       $10.746      $11.862        1,803
                              2006       $11.862      $14.906        1,978
                              2007       $14.906      $15.891          947
                              2008       $15.891      $ 8.762          946
                              2009       $ 8.762      $10.744          944
                              2010       $10.744      $11.630          601
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.294        9,797
                              2003       $ 7.294      $10.739        1,794
                              2004       $10.739      $13.335        3,821
                              2005       $13.335      $14.043        2,635
                              2006       $14.043      $16.206        2,525
                              2007       $16.206      $13.915        2,915
                              2008       $13.915      $ 8.301        2,740
                              2009       $ 8.301      $10.742        2,739
                              2010       $10.742      $13.314        2,738
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.115        2,670
                              2002       $ 9.115      $ 6.588        4,058
                              2003       $ 6.588      $ 8.096        3,654
                              2004       $ 8.096      $ 8.366        3,652
                              2005       $ 8.366      $ 8.700        1,038
                              2006       $ 8.700      $ 9.025            0
                              2007       $ 9.025      $ 9.368            0
                              2008       $ 9.368      $ 5.804            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.804      $ 9.358          152
                              2010       $ 9.358      $11.122          155
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.633        1,842
                              2002       $ 9.633      $ 6.837        5,397
                              2003       $ 6.837      $ 8.403        5,397
                              2004       $ 8.403      $ 8.910        6,321
                              2005       $ 8.910      $10.143        6,321
                              2006       $10.143      $10.389        6,321
                              2007       $10.389      $12.459        1,167
                              2008       $12.459      $ 6.228          838
                              2009       $ 6.228      $10.145          838
                              2010       $10.145      $12.262          838
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.766        1,106
                              2002       $ 9.766      $ 8.752        1,804
                              2003       $ 8.752      $12.888        2,087
                              2004       $12.888      $15.611        1,217
                              2005       $15.611      $20.559        1,216
                              2006       $20.559      $27.741        1,216
                              2007       $27.741      $38.329        1,431
                              2008       $38.329      $16.356        1,380
                              2009       $16.356      $27.331        1,319
                              2010       $27.331      $32.005        1,317
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.791            0
                              2002       $ 9.791      $ 7.445            0
                              2003       $ 7.445      $ 9.333            0
                              2004       $ 9.333      $10.779          621
                              2005       $10.779      $11.779          621
                              2006       $11.779      $14.502          621
                              2007       $14.502      $16.348          621
                              2008       $16.348      $ 8.906          621
                              2009       $ 8.906      $11.612          621
                              2010       $11.612      $12.074          621
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.312        3,414
                              2003       $ 7.312      $10.199        3,258
                              2004       $10.199      $12.201        3,257
                              2005       $12.201      $14.113        3,256
                              2006       $14.113      $15.173        3,096
                              2007       $15.173      $18.310        3,633
                              2008       $18.310      $ 9.589        2,569
                              2009       $ 9.589      $14.874        2,043
                              2010       $14.874      $19.362        2,040

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.256          726
                              2002       $10.256      $ 9.942        3,570
                              2003       $ 9.942      $13.543        2,211
                              2004       $13.543      $18.174        1,670
                              2005       $18.174      $20.930          754
                              2006       $20.930      $28.428          475
                              2007       $28.428      $23.191          475
                              2008       $23.191      $14.169          217
                              2009       $14.169      $17.893          217
                              2010       $17.893      $22.878          217



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                 WITH THE INCOME BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.225      $10.072       426,575
                              2002       $10.072      $ 7.701       770,127
                              2003       $ 7.701      $10.013       815,187
                              2004       $10.013      $10.955       739,834
                              2005       $10.955      $11.271       615,391
                              2006       $11.271      $12.970       515,021
                              2007       $12.970      $13.377       389,121
                              2008       $13.377      $ 7.803       273,022
                              2009       $ 7.803      $ 9.237       232,002
                              2010       $ 9.237      $10.249       204,482
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.987      $ 5.997       104,686
                              2002       $ 5.997      $ 4.232       136,411
                              2003       $ 4.232      $ 5.607       183,502
                              2004       $ 5.607      $ 6.317       203,083
                              2005       $ 6.317      $ 6.937       267,679
                              2006       $ 6.937      $ 6.739       255,228
                              2007       $ 6.739      $ 7.467       181,201
                              2008       $ 7.467      $ 4.216       116,269
                              2009       $ 4.216      $ 5.510       114,740
                              2010       $ 5.510      $ 6.222       117,675
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.965      $ 6.471       141,332
                              2002       $ 6.471      $ 4.402       266,582
                              2003       $ 4.402      $ 5.341       298,215
                              2004       $ 5.341      $ 5.692       285,393
                              2005       $ 5.692      $ 6.431       292,691
                              2006       $ 6.431      $ 6.285       271,897
                              2007       $ 6.285      $ 7.023       230,260
                              2008       $ 7.023      $ 4.157       136,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 4.157      $ 5.607       131,859
                              2010       $ 5.607      $ 6.057       114,281
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.691         1,404
                              2005       $10.691      $10.865        12,312
                              2006       $10.865      $11.688        13,737
                              2007       $11.688      $11.808        18,521
                              2008       $11.808      $ 8.899        11,928
                              2009       $ 8.899      $12.491        25,170
                              2010       $12.491      $13.916        29,715
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.236        26,473
                              2005       $11.236      $11.229        82,649
                              2006       $11.229      $13.061       159,527
                              2007       $13.061      $13.329       194,756
                              2008       $13.329      $ 9.222       117,050
                              2009       $ 9.222      $12.301       132,809
                              2010       $12.301      $13.633        99,628
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.947        16,625
                              2005       $10.947      $11.905        44,544
                              2006       $11.905      $13.863        93,180
                              2007       $13.863      $14.109       105,800
                              2008       $14.109      $ 8.728        80,914
                              2009       $ 8.728      $10.822        86,092
                              2010       $10.822      $11.836        79,500
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.515        23,770
                              2005       $11.515      $12.478       128,442
                              2006       $12.478      $14.906       135,316
                              2007       $14.906      $16.927       133,388
                              2008       $16.927      $ 9.927        82,851
                              2009       $ 9.927      $13.382        90,947
                              2010       $13.382      $14.269        80,136
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.271      $ 6.241        96,658
                              2002       $ 6.241      $ 4.643       231,645
                              2003       $ 4.643      $ 5.916       287,723
                              2004       $ 5.916      $ 6.204       268,632
                              2005       $ 6.204      $ 6.642       254,069
                              2006       $ 6.642      $ 6.946       343,531
                              2007       $ 6.946      $ 7.652       289,925
                              2008       $ 7.652      $ 4.328       228,244
                              2009       $ 4.328      $ 5.155       215,170

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 5.155      $ 5.856       180,917
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.796       166,825
                              2007       $10.796      $11.480       126,289
                              2008       $11.480      $ 7.888        95,547
                              2009       $ 7.888      $ 9.955        85,334
                              2010       $ 9.955      $10.728        76,285
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.665      $ 9.921       235,720
                              2002       $ 9.921      $ 7.979       421,155
                              2003       $ 7.979      $10.009       500,347
                              2004       $10.009      $10.653       472,460
                              2005       $10.653      $11.040       443,270
                              2006       $11.040      $12.036       392,454
                              2007       $12.036      $12.300       257,467
                              2008       $12.300      $ 7.688       199,318
                              2009       $ 7.688      $ 9.372       176,333
                              2010       $ 9.372      $10.159       160,374
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $ 9.914      $ 9.123        71,662
                              2002       $ 9.123      $ 7.832       195,517
                              2003       $ 7.832      $10.141       283,850
                              2004       $10.141      $11.437       346,948
                              2005       $11.437      $11.945       334,877
                              2006       $11.945      $14.288       298,429
                              2007       $14.288      $15.004       239,980
                              2008       $15.004      $ 8.694       163,772
                              2009       $ 8.694      $ 9.930       148,577
                              2010       $ 9.930      $10.929       136,782
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $ 6.933      $ 4.506        60,626
                              2002       $ 4.506      $ 4.106       144,983
                              2003       $ 4.106      $ 5.146       313,755
                              2004       $ 5.146      $ 5.546       364,784
                              2005       $ 5.546      $ 5.561       299,040
                              2006       $ 5.561      $ 5.963       249,981
                              2007       $ 5.963      $ 6.093       130,688
                              2008       $ 6.093      $ 4.603        83,936
                              2009       $ 4.603      $ 6.533        67,095
                              2010       $ 6.533      $ 7.065        64,408

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.013      $10.055        37,712
                              2002       $10.055      $ 9.103        82,651
                              2003       $ 9.103      $10.791       129,269
                              2004       $10.791      $11.752       143,673
                              2005       $11.752      $12.336       153,296
                              2006       $12.336      $13.829       145,993
                              2007       $13.829      $13.991        95,324
                              2008       $13.991      $10.123        71,532
                              2009       $10.123      $12.436        61,919
                              2010       $12.436      $13.718        60,826
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.816         7,239
                              2005       $10.816      $11.450        13,811
                              2006       $11.450      $12.529         9,556
                              2007       $12.529      $13.500        10,547
                              2008       $13.500      $ 9.492        10,297
                              2009       $ 9.492      $12.157        13,868
                              2010       $12.157      $13.646        14,177
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $ 8.943      $ 7.694       314,650
                              2002       $ 7.694      $ 5.853       639,982
                              2003       $ 5.853      $ 7.342       827,234
                              2004       $ 7.342      $ 7.965       813,625
                              2005       $ 7.965      $ 8.183       709,396
                              2006       $ 8.183      $ 9.274       595,062
                              2007       $ 9.274      $ 9.578       492,564
                              2008       $ 9.578      $ 5.910       398,371
                              2009       $ 5.910      $ 7.328       362,741
                              2010       $ 7.328      $ 8.260       311,330
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.115      $ 5.468       281,050
                              2002       $ 5.468      $ 3.631           261
                              2003       $ 3.631      $ 4.548       249,079
                              2004       $ 4.548      $ 4.789       219,439
                              2005       $ 4.789      $ 5.084       213,137
                              2006       $ 5.084      $ 5.144       181,432
                              2007       $ 5.144      $ 5.918       149,537
                              2008       $ 5.918      $ 2.969       123,611
                              2009       $ 2.969      $ 4.850       120,068
                              2010       $ 4.850      $ 5.718       117,663

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.090       219,730
                              2002       $ 8.090      $ 5.359       474,867
                              2003       $ 5.359      $ 6.697       564,240
                              2004       $ 6.697      $ 7.034       502,029
                              2005       $ 7.034      $ 7.447       440,100
                              2006       $ 7.447      $ 7.518       383,772
                              2007       $ 7.518      $ 8.625       296,644
                              2008       $ 8.625      $ 4.317       227,634
                              2009       $ 4.317      $ 7.034       187,725
                              2010       $ 7.034      $ 8.272       177,060
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.038       299,434
                              2003       $ 8.038      $10.339       655,388
                              2004       $10.339      $11.942       825,722
                              2005       $11.942      $12.230       791,506
                              2006       $12.230      $13.961       748,965
                              2007       $13.961      $13.412       618,232
                              2008       $13.412      $ 8.469       470,835
                              2009       $ 8.469      $10.697       421,550
                              2010       $10.697      $12.173       367,344
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.125        43,737
                              2005       $11.125      $12.161        36,429
                              2006       $12.161      $12.551        32,990
                              2007       $12.551      $14.517        32,298
                              2008       $14.517      $ 7.591        18,618
                              2009       $ 7.591      $11.677        16,473
                              2010       $11.677      $14.619        15,429
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.214      $ 9.729       289,059
                              2002       $ 9.729      $ 6.888       570,396
                              2003       $ 6.888      $ 9.588       644,672
                              2004       $ 9.588      $10.807       623,287
                              2005       $10.807      $11.940       568,527
                              2006       $11.940      $14.176       510,550
                              2007       $14.176      $15.036       411,673
                              2008       $15.036      $ 8.683       288,797
                              2009       $ 8.683      $11.890       249,899
                              2010       $11.890      $14.297       201,705
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.113      $ 7.362       113,013
                              2002       $ 7.362      $ 5.570       146,863
                              2003       $ 5.570      $ 6.420       153,059
                              2004       $ 6.420      $ 7.595       177,833
                              2005       $ 7.595      $ 8.544       171,227
                              2006       $ 8.544      $10.087       168,602
                              2007       $10.087      $11.910        94,389
                              2008       $11.910      $ 7.796        88,307
                              2009       $ 7.796      $ 9.113        69,594
                              2010       $ 9.113      $ 9.569        52,219
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.661      $ 6.783       174,685
                              2002       $ 6.783      $ 5.148       256,420
                              2003       $ 5.148      $ 6.369       295,950
                              2004       $ 6.369      $ 7.046       262,263
                              2005       $ 7.046      $ 8.507       245,674
                              2006       $ 8.507      $ 9.007       264,786
                              2007       $ 9.007      $10.576       186,783
                              2008       $10.576      $ 5.305       125,350
                              2009       $ 5.305      $ 8.823       121,572
                              2010       $ 8.823      $10.911       109,460
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $ 9.512      $ 6.823       365,394
                              2002       $ 6.823      $ 5.272       584,017
                              2003       $ 5.272      $ 6.355       663,185
                              2004       $ 6.355      $ 6.930       624,822
                              2005       $ 6.930      $ 8.037       544,766
                              2006       $ 8.037      $ 8.215       491,332
                              2007       $ 8.215      $ 9.634       366,332
                              2008       $ 9.634      $ 4.952       294,237
                              2009       $ 4.952      $ 8.322       282,967
                              2010       $ 8.322      $10.431       237,588
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.175      $ 7.407       125,570
                              2002       $ 7.407      $ 5.717       273,929
                              2003       $ 5.717      $ 7.238       298,415
                              2004       $ 7.238      $ 8.008       282,437
                              2005       $ 8.008      $ 8.535       252,518
                              2006       $ 8.535      $10.904       237,294
                              2007       $10.904      $12.371       178,454
                              2008       $12.371      $ 6.955       125,491
                              2009       $ 6.955      $ 8.716       113,090
                              2010       $ 8.716      $ 9.170        88,090
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $ 8.399      $ 6.317        52,850
                              2002       $ 6.317      $ 4.912        75,455

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 4.912      $ 6.318        95,232
                              2004       $ 6.318      $ 6.978        82,030
                              2005       $ 6.978      $ 7.306        78,841
                              2006       $ 7.306      $ 8.506        70,261
                              2007       $ 8.506      $ 9.762        55,684
                              2008       $ 9.762      $ 5.381        42,999
                              2009       $ 5.381      $ 5.139             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.730      $11.538       208,135
                              2002       $11.538      $11.947       449,444
                              2003       $11.947      $12.702       438,057
                              2004       $12.702      $13.128       459,141
                              2005       $13.128      $13.311       435,508
                              2006       $13.311      $13.792       375,191
                              2007       $13.792      $14.343       285,228
                              2008       $14.343      $12.823       196,894
                              2009       $12.823      $15.425       180,131
                              2010       $15.425      $16.540       146,958
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.285      $10.773       139,644
                              2002       $10.773      $11.000       562,816
                              2003       $11.000      $11.034       651,487
                              2004       $11.034      $10.981       590,495
                              2005       $10.981      $10.965       516,195
                              2006       $10.965      $11.220       403,667
                              2007       $11.220      $11.344       313,788
                              2008       $11.344      $ 9.461       214,884
                              2009       $ 9.461      $ 9.823       193,256
                              2010       $ 9.823      $ 9.877       159,626
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.244      $10.443       473,269
                              2002       $10.443      $10.384       651,222
                              2003       $10.384      $10.256       349,472
                              2004       $10.256      $10.151       297,482
                              2005       $10.151      $10.238       258,659
                              2006       $10.238      $10.509       397,866
                              2007       $10.509      $10.819       408,864
                              2008       $10.819      $10.875       353,062
                              2009       $10.875      $10.699       220,596
                              2010       $10.699      $10.525       209,734
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $ 9.905      $ 8.729       202,350
                              2002       $ 8.729      $ 7.717       296,576
                              2003       $ 7.717      $ 9.556       396,752
                              2004       $ 9.556      $10.351       434,654
                              2005       $10.351      $11.003       384,516

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.003      $12.420       369,964
                              2007       $12.420      $13.238       272,252
                              2008       $13.238      $ 9.870       195,211
                              2009       $ 9.870      $11.596       194,709
                              2010       $11.596      $12.147       165,097
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.546      $ 9.709        59,852
                              2002       $ 9.709      $ 7.737       122,668
                              2003       $ 7.737      $ 9.694       143,446
                              2004       $ 9.694      $10.595       132,544
                              2005       $10.595      $10.967       122,068
                              2006       $10.967      $12.505       117,478
                              2007       $12.505      $11.556        82,802
                              2008       $11.556      $ 6.968        45,439
                              2009       $ 6.968      $ 8.897        45,702
                              2010       $ 8.897      $10.010        42,104
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 9.000      $ 7.028       229,523
                              2002       $ 7.028      $ 5.691       513,582
                              2003       $ 5.691      $ 7.195       600,746
                              2004       $ 7.195      $ 8.223       565,839
                              2005       $ 8.223      $ 9.076       525,204
                              2006       $ 9.076      $11.402       527,562
                              2007       $11.402      $12.153       456,420
                              2008       $12.153      $ 6.700       335,933
                              2009       $ 6.700      $ 8.214       283,290
                              2010       $ 8.214      $ 8.890       255,520
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.293       117,413
                              2003       $ 7.293      $10.735       204,374
                              2004       $10.735      $13.328       194,831
                              2005       $13.328      $14.032       190,603
                              2006       $14.032      $16.191       185,427
                              2007       $16.191      $13.899       142,662
                              2008       $13.899      $ 8.290        98,564
                              2009       $ 8.290      $10.725        92,690
                              2010       $10.725      $13.291        94,089
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.103      $ 6.183       203,000
                              2002       $ 6.183      $ 4.468       374,566
                              2003       $ 4.468      $ 5.490       442,740
                              2004       $ 5.490      $ 5.672       401,713
                              2005       $ 5.672      $ 5.897       305,304
                              2006       $ 5.897      $ 6.116       278,355
                              2007       $ 6.116      $ 6.348       220,516
                              2008       $ 6.348      $ 3.932       153,233

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 3.932      $ 6.338       161,313
                              2010       $ 6.338      $ 7.531       149,426
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.321      $ 6.947        66,571
                              2002       $ 6.947      $ 4.929       157,942
                              2003       $ 4.929      $ 6.058       255,722
                              2004       $ 6.058      $ 6.422       246,238
                              2005       $ 6.422      $ 7.309       225,147
                              2006       $ 7.309      $ 7.485       247,540
                              2007       $ 7.485      $ 8.975       232,613
                              2008       $ 8.975      $ 4.485       135,377
                              2009       $ 4.485      $ 7.304       108,207
                              2010       $ 7.304      $ 8.828        96,175
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.375      $ 5.863        39,539
                              2002       $ 5.863      $ 5.254       126,816
                              2003       $ 5.254      $ 7.735       163,520
                              2004       $ 7.735      $ 9.367       191,255
                              2005       $ 9.367      $12.334       214,581
                              2006       $12.334      $16.640       193,417
                              2007       $16.640      $22.986       155,076
                              2008       $22.986      $ 9.807       108,031
                              2009       $ 9.807      $16.384       118,344
                              2010       $16.384      $19.182       118,905
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.038      $ 7.175        44,320
                              2002       $ 7.175      $ 5.871        83,338
                              2003       $ 5.871      $ 7.358       135,827
                              2004       $ 7.358      $ 8.496       143,327
                              2005       $ 8.496      $ 9.282       132,746
                              2006       $ 9.282      $11.426       127,491
                              2007       $11.426      $12.877       116,230
                              2008       $12.877      $ 7.014        73,579
                              2009       $ 7.014      $ 9.143        77,237
                              2010       $ 9.143      $ 9.505        63,506
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.311        42,389
                              2003       $ 7.311      $10.195       112,784
                              2004       $10.195      $12.194       127,863
                              2005       $12.194      $14.103       124,661
                              2006       $14.103      $15.159       142,903
                              2007       $15.159      $18.289       113,842
                              2008       $18.289      $ 9.576        90,481
                              2009       $ 9.576      $14.851        90,009
                              2010       $14.851      $19.329        84,236

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.483      $12.406        42,773
                              2002       $12.406      $12.024       147,714
                              2003       $12.024      $16.376       167,421
                              2004       $16.376      $21.971       150,898
                              2005       $21.971      $25.298       142,875
                              2006       $25.298      $34.353       124,320
                              2007       $34.353      $28.020        94,245
                              2008       $28.020      $17.116        60,005
                              2009       $17.116      $21.609        54,187
                              2010       $21.609      $27.625        51,808



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)

                           MORTALITY & EXPENSE = 1.6



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.516         1,576
                              2002       $ 9.516      $ 7.272         9,421
                              2003       $ 7.272      $ 9.451         4,607
                              2004       $ 9.451      $10.334         2,082
                              2005       $10.334      $10.628         2,054
                              2006       $10.628      $12.224         2,028
                              2007       $12.224      $12.601         1,533
                              2008       $12.601      $ 7.347         1,394
                              2009       $ 7.347      $ 8.693         1,086
                              2010       $ 8.693      $ 9.640         1,086
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.350             0
                              2002       $ 9.350      $ 6.436             0
                              2003       $ 6.436      $ 8.523             0
                              2004       $ 8.523      $ 9.597             0
                              2005       $ 9.597      $10.533             0
                              2006       $10.533      $10.228             0
                              2007       $10.228      $11.328             0
                              2008       $11.328      $ 6.393             0
                              2009       $ 6.393      $ 8.351             0
                              2010       $ 8.351      $ 9.425             0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.474             0
                              2002       $ 9.474      $ 6.332        11,533
                              2003       $ 6.332      $ 7.680         5,544
                              2004       $ 7.680      $ 8.181         2,336
                              2005       $ 8.181      $ 9.237         1,885
                              2006       $ 9.237      $ 9.024         1,030
                              2007       $ 9.024      $10.078           640
                              2008       $10.078      $ 5.963             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.963      $ 8.037            0
                              2010       $ 8.037      $ 8.679            0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.687            0
                              2005       $10.687      $10.856          907
                              2006       $10.856      $11.673          755
                              2007       $11.673      $11.787          776
                              2008       $11.787      $ 8.879            0
                              2009       $ 8.879      $12.456            0
                              2010       $12.456      $13.870            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.232            0
                              2005       $11.232      $11.220          876
                              2006       $11.220      $13.044          720
                              2007       $13.044      $13.304          687
                              2008       $13.304      $ 9.201            0
                              2009       $ 9.201      $12.266            0
                              2010       $12.266      $13.587            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.944            0
                              2005       $10.944      $11.894            0
                              2006       $11.894      $13.843            0
                              2007       $13.843      $14.082            0
                              2008       $14.082      $ 8.707            0
                              2009       $ 8.707      $10.790            0
                              2010       $10.790      $11.796            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.511            0
                              2005       $11.511      $12.468          341
                              2006       $12.468      $14.887          158
                              2007       $14.887      $16.897          149
                              2008       $16.897      $ 9.904            0
                              2009       $ 9.904      $13.344            0
                              2010       $13.344      $14.222            0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.392            0
                              2002       $ 9.392      $ 6.864            0
                              2003       $ 6.864      $ 8.741            0
                              2004       $ 8.741      $ 9.163            0
                              2005       $ 9.163      $ 9.805            0
                              2006       $ 9.805      $10.248        1,009
                              2007       $10.248      $11.284        1,094
                              2008       $11.284      $ 6.380            0
                              2009       $ 6.380      $ 7.594            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.594      $ 8.623             0
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.792         1,217
                              2007       $10.792      $11.470           890
                              2008       $11.470      $ 7.878           331
                              2009       $ 7.878      $ 9.937           331
                              2010       $ 9.937      $10.703           331
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.307        18,107
                              2002       $ 9.307      $ 7.482        14,726
                              2003       $ 7.482      $ 9.380        14,740
                              2004       $ 9.380      $ 9.979        14,274
                              2005       $ 9.979      $10.337        13,243
                              2006       $10.337      $11.263        11,839
                              2007       $11.263      $11.504        11,267
                              2008       $11.504      $ 7.187         9,206
                              2009       $ 7.187      $ 8.757         8,897
                              2010       $ 8.757      $ 9.488         8,825
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $10.132             0
                              2002       $10.132      $ 8.308           314
                              2003       $ 8.308      $10.752           381
                              2004       $10.752      $12.120           408
                              2005       $12.120      $12.652             0
                              2006       $12.652      $15.126             0
                              2007       $15.126      $15.876             0
                              2008       $15.876      $ 9.195             0
                              2009       $ 9.195      $10.497             0
                              2010       $10.497      $11.546             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.193             0
                              2002       $ 9.193      $ 7.027         2,147
                              2003       $ 7.027      $ 8.803         2,101
                              2004       $ 8.803      $ 9.482         1,965
                              2005       $ 9.482      $ 9.502         1,935
                              2006       $ 9.502      $10.184         1,908
                              2007       $10.184      $10.402         1,384
                              2008       $10.402      $ 7.854             0
                              2009       $ 7.854      $11.141             0
                              2010       $11.141      $12.043             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.623        8,565
                              2002       $ 9.623      $ 8.708        8,563
                              2003       $ 8.708      $10.317        8,562
                              2004       $10.317      $11.231        8,154
                              2005       $11.231      $11.782        7,884
                              2006       $11.782      $13.201        6,802
                              2007       $13.201      $13.349        6,363
                              2008       $13.349      $ 9.654        5,837
                              2009       $ 9.654      $11.854        5,835
                              2010       $11.854      $13.069        5,834
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.813            0
                              2005       $10.813      $11.439            0
                              2006       $11.439      $12.511            0
                              2007       $12.511      $13.474            0
                              2008       $13.474      $ 9.469            0
                              2009       $ 9.469      $12.121            0
                              2010       $12.121      $13.599            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.444            0
                              2002       $ 9.444      $ 7.180        6,894
                              2003       $ 7.180      $ 9.003        6,370
                              2004       $ 9.003      $ 9.762        4,062
                              2005       $ 9.762      $10.024        3,650
                              2006       $10.024      $11.355        2,854
                              2007       $11.355      $11.721        2,041
                              2008       $11.721      $ 7.229            0
                              2009       $ 7.229      $ 8.959            0
                              2010       $ 8.959      $10.093            0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.250            0
                              2002       $ 9.250      $ 5.825            0
                              2003       $ 5.825      $ 7.293            0
                              2004       $ 7.293      $ 7.675            0
                              2005       $ 7.675      $ 8.144            0
                              2006       $ 8.144      $ 8.236            0
                              2007       $ 8.236      $ 9.470            0
                              2008       $ 9.470      $ 4.749            0
                              2009       $ 4.749      $ 7.754            0
                              2010       $ 7.754      $ 9.136            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 9.246            0
                              2002       $ 9.240      $ 5.802            0
                              2003       $ 5.802      $ 7.246            0
                              2004       $ 7.246      $ 7.607            0
                              2005       $ 7.607      $ 8.051            0
                              2006       $ 8.051      $ 8.123            0
                              2007       $ 8.123      $ 9.314            0
                              2008       $ 9.314      $ 4.660            0
                              2009       $ 4.660      $ 7.588            0
                              2010       $ 7.588      $ 8.920            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.035            0
                              2003       $ 8.035      $10.331        2,394
                              2004       $10.331      $11.927            0
                              2005       $11.927      $12.208          666
                              2006       $12.208      $13.929        1,106
                              2007       $13.929      $13.374          650
                              2008       $13.374      $ 8.441            0
                              2009       $ 8.441      $10.656            0
                              2010       $10.656      $12.121            0
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.122            0
                              2005       $11.122      $12.148            0
                              2006       $12.148      $12.532            0
                              2007       $12.532      $14.488            0
                              2008       $14.488      $ 7.573            0
                              2009       $ 7.573      $11.642            0
                              2010       $11.642      $14.567            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.852        1,569
                              2002       $ 9.852      $ 6.972        8,009
                              2003       $ 6.972      $ 9.700        6,585
                              2004       $ 9.700      $10.928        3,462
                              2005       $10.928      $12.066        3,432
                              2006       $12.066      $14.319        3,405
                              2007       $14.319      $15.181        2,884
                              2008       $15.181      $ 8.762        1,387
                              2009       $ 8.762      $11.992        1,081
                              2010       $11.992      $14.412        1,081
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.305            0
                              2002       $ 8.305      $ 6.280            0
                              2003       $ 6.280      $ 7.235            0
                              2004       $ 7.235      $ 8.556            0
                              2005       $ 8.556      $ 9.619            0
                              2006       $ 9.619      $11.352            0
                              2007       $11.352      $13.396            0
                              2008       $13.396      $ 8.765            0
                              2009       $ 8.765      $10.240            0
                              2010       $10.240      $10.746            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.364            0
                              2002       $ 9.360      $ 6.965            0
                              2003       $ 6.965      $ 8.612           95
                              2004       $ 8.612      $ 9.523            0
                              2005       $ 9.523      $11.491            0
                              2006       $11.491      $12.161            0
                              2007       $12.161      $14.273            0
                              2008       $14.273      $ 7.156            0
                              2009       $ 7.156      $11.894            0
                              2010       $11.894      $14.703            0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.215        3,911
                              2002       $ 9.215      $ 7.116        4,067
                              2003       $ 7.116      $ 8.574        4,052
                              2004       $ 8.574      $ 9.345        4,097
                              2005       $ 9.345      $10.832        4,083
                              2006       $10.832      $11.067        4,068
                              2007       $11.067      $12.973        4,055
                              2008       $12.973      $ 6.664        3,579
                              2009       $ 6.664      $11.194        2,574
                              2010       $11.194      $14.024        2,356
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.973            0
                              2002       $ 9.973      $ 7.369            0
                              2003       $ 7.369      $ 9.324            0
                              2004       $ 9.324      $10.311            0
                              2005       $10.311      $10.985            0
                              2006       $10.985      $14.027            0
                              2007       $14.027      $15.905            0
                              2008       $15.905      $ 8.937            0
                              2009       $ 8.937      $11.195            0
                              2010       $11.195      $11.772            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.697            0
                              2002       $ 9.697      $ 6.974        3,143

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.974      $ 8.965         2,650
                              2004       $ 8.965      $ 9.897         2,239
                              2005       $ 9.897      $10.357         1,859
                              2006       $10.357      $12.051         1,094
                              2007       $12.051      $13.824           810
                              2008       $13.824      $ 7.616             0
                              2009       $ 7.616      $ 7.273             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.417        10,593
                              2002       $10.417      $10.780        11,909
                              2003       $10.780      $11.456        11,914
                              2004       $11.456      $11.834        12,107
                              2005       $11.834      $11.993        11,206
                              2006       $11.993      $12.421        11,206
                              2007       $12.421      $12.910        11,206
                              2008       $12.910      $11.536         9,060
                              2009       $11.536      $13.870         6,371
                              2010       $13.870      $14.865         6,371
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.275           173
                              2002       $10.270      $10.486         1,892
                              2003       $10.486      $10.513         1,905
                              2004       $10.513      $10.457         1,933
                              2005       $10.457      $10.437         1,106
                              2006       $10.437      $10.674         1,106
                              2007       $10.674      $10.787         1,106
                              2008       $10.787      $ 8.992           172
                              2009       $ 8.992      $ 9.331           172
                              2010       $ 9.331      $ 9.378           172
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.049        19,173
                              2002       $10.049      $ 9.987        19,165
                              2003       $ 9.987      $ 9.860        19,118
                              2004       $ 9.860      $ 9.753        17,724
                              2005       $ 9.753      $ 9.832        17,724
                              2006       $ 9.832      $10.088        17,724
                              2007       $10.088      $10.380        17,724
                              2008       $10.380      $10.429        16,759
                              2009       $10.429      $10.254        16,759
                              2010       $10.254      $10.082        16,759
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.784             0
                              2002       $ 9.784      $ 8.420         6,826
                              2003       $ 8.420      $10.421         6,773
                              2004       $10.421      $11.282         1,137
                              2005       $11.282      $11.987         1,137

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.987      $13.524         1,137
                              2007       $13.524      $14.408         1,137
                              2008       $14.408      $10.737             0
                              2009       $10.737      $12.608             0
                              2010       $12.608      $13.201             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.450        15,899
                              2002       $ 9.450      $ 7.526        20,229
                              2003       $ 7.526      $ 9.425        18,317
                              2004       $ 9.425      $10.296        14,368
                              2005       $10.296      $10.652        13,625
                              2006       $10.652      $12.140        11,492
                              2007       $12.140      $11.213         9,831
                              2008       $11.213      $ 6.758         7,180
                              2009       $ 6.758      $ 8.625         7,180
                              2010       $ 8.625      $ 9.699         7,180
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.174             0
                              2002       $ 9.174      $ 7.426         5,907
                              2003       $ 7.426      $ 9.383         4,009
                              2004       $ 9.383      $10.719           179
                              2005       $10.719      $11.825           170
                              2006       $11.825      $14.849           161
                              2007       $14.849      $15.818             0
                              2008       $15.818      $ 8.716             0
                              2009       $ 8.716      $10.680             0
                              2010       $10.680      $11.553             0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.291         2,623
                              2003       $ 7.291      $10.726         2,600
                              2004       $10.726      $13.310         2,646
                              2005       $13.310      $14.007         2,586
                              2006       $14.007      $16.153         2,375
                              2007       $16.153      $13.859         1,394
                              2008       $13.859      $ 8.262             0
                              2009       $ 8.262      $10.684             0
                              2010       $10.684      $13.234             0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.632             0
                              2002       $ 9.630      $ 6.581           369
                              2003       $ 6.581      $ 8.082           452
                              2004       $ 8.082      $ 8.346           490
                              2005       $ 8.346      $ 8.672           479
                              2006       $ 8.672      $ 8.990             0
                              2007       $ 8.990      $ 9.326             0
                              2008       $ 9.326      $ 5.773             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.773      $ 9.302           0
                              2010       $ 9.302      $11.048           0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.674           0
                              2002       $ 9.674      $ 6.829           0
                              2003       $ 6.829      $ 8.388           0
                              2004       $ 8.388      $ 8.888           0
                              2005       $ 8.888      $10.111           0
                              2006       $10.111      $10.349           0
                              2007       $10.349      $12.402           0
                              2008       $12.402      $ 6.195           0
                              2009       $ 6.195      $10.084           0
                              2010       $10.084      $12.181           0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.258           0
                              2002       $ 9.258      $ 8.743           0
                              2003       $ 8.743      $12.866          64
                              2004       $12.866      $15.572           0
                              2005       $15.572      $20.494           0
                              2006       $20.494      $27.634          88
                              2007       $27.634      $38.155          79
                              2008       $38.155      $16.270           0
                              2009       $16.270      $27.168           0
                              2010       $27.168      $31.792           0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.789           0
                              2002       $ 9.789      $ 7.437           0
                              2003       $ 7.437      $ 9.317           0
                              2004       $ 9.317      $10.752           0
                              2005       $10.752      $11.742           0
                              2006       $11.742      $14.446           0
                              2007       $14.446      $16.273           0
                              2008       $16.273      $ 8.859           0
                              2009       $ 8.859      $11.543           0
                              2010       $11.543      $11.993           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.309           0
                              2003       $ 7.309      $10.187           0
                              2004       $10.187      $12.178           0
                              2005       $12.178      $14.077           0
                              2006       $14.077      $15.124           0
                              2007       $15.124      $18.237           0
                              2008       $18.237      $ 9.544           0
                              2009       $ 9.544      $14.794           0
                              2010       $14.794      $19.245           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.584           0
                              2002       $10.584      $ 9.931         487
                              2003       $ 9.931      $13.519         501
                              2004       $13.519      $18.129         406
                              2005       $18.129      $20.864         385
                              2006       $20.864      $28.318         366
                              2007       $28.318      $23.086           0
                              2008       $23.086      $14.095           0
                              2009       $14.095      $17.786           0
                              2010       $17.786      $22.726           0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.63



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.514        10,661
                              2002       $ 9.514      $ 7.269        15,331
                              2003       $ 7.269      $ 9.444        19,325
                              2004       $ 9.444      $10.323        17,426
                              2005       $10.323      $10.613        15,491
                              2006       $10.613      $12.203        11,662
                              2007       $12.203      $12.576        11,487
                              2008       $12.576      $ 7.330        11,686
                              2009       $ 7.330      $ 8.670         8,738
                              2010       $ 8.670      $ 9.612         7,608
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.124         1,651
                              2002       $ 9.120      $ 6.433         1,068
                              2003       $ 6.433      $ 8.517         2,116
                              2004       $ 8.517      $ 9.587         4,746
                              2005       $ 9.587      $10.519         3,791
                              2006       $10.519      $10.211         3,401
                              2007       $10.211      $11.306         3,139
                              2008       $11.306      $ 6.378         1,377
                              2009       $ 6.378      $ 8.329         1,264
                              2010       $ 8.329      $ 9.398         1,246
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.312         8,414
                              2002       $ 9.312      $ 6.329         8,828
                              2003       $ 6.329      $ 7.674         8,821
                              2004       $ 7.674      $ 8.172         9,050
                              2005       $ 8.172      $ 9.225         9,131
                              2006       $ 9.225      $ 9.009         9,805
                              2007       $ 9.009      $10.059         8,192
                              2008       $10.059      $ 5.949         7,645

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.949      $ 8.017         5,731
                              2010       $ 8.017      $ 8.654         5,384
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685             0
                              2005       $10.685      $10.849             0
                              2006       $10.849      $11.662             0
                              2007       $11.662      $11.773             0
                              2008       $11.773      $ 8.866             0
                              2009       $ 8.866      $12.434           186
                              2010       $12.434      $13.841           184
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.230             0
                              2005       $11.230      $11.213             0
                              2006       $11.213      $13.032             0
                              2007       $13.032      $13.288           628
                              2008       $13.288      $ 9.187         1,212
                              2009       $ 9.187      $12.244         1,442
                              2010       $12.244      $13.559         1,476
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941             0
                              2005       $10.941      $11.888             0
                              2006       $11.888      $13.832             0
                              2007       $13.832      $14.067           438
                              2008       $14.067      $ 8.695         1,030
                              2009       $ 8.695      $10.772           861
                              2010       $10.772      $11.772           732
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508         2,147
                              2005       $11.508      $12.462         1,869
                              2006       $12.462      $14.876         1,630
                              2007       $14.876      $16.879         1,423
                              2008       $16.879      $ 9.891             0
                              2009       $ 9.891      $13.322         1,028
                              2010       $13.322      $14.195         1,111
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.229         7,038
                              2002       $ 9.229      $ 6.861         9,362
                              2003       $ 6.861      $ 8.734        10,311
                              2004       $ 8.734      $ 9.153        10,340
                              2005       $ 9.153      $ 9.792         7,952
                              2006       $ 9.792      $10.231        12,575
                              2007       $10.231      $11.262         6,616
                              2008       $11.262      $ 6.365         6,614
                              2009       $ 6.365      $ 7.575         6,478

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.575      $ 8.598         6,466
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.790         7,875
                              2007       $10.790      $11.465         5,636
                              2008       $11.465      $ 7.871         5,804
                              2009       $ 7.871      $ 9.926         6,661
                              2010       $ 9.926      $10.688         6,525
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.306        14,854
                              2002       $ 9.306      $ 7.478        18,111
                              2003       $ 7.478      $ 9.373        17,045
                              2004       $ 9.373      $ 9.968        15,543
                              2005       $ 9.968      $10.323        12,020
                              2006       $10.323      $11.245         8,315
                              2007       $11.245      $11.482         7,374
                              2008       $11.482      $ 7.170         7,373
                              2009       $ 7.170      $ 8.734         7,372
                              2010       $ 8.734      $ 9.461         2,795
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.680         2,610
                              2002       $ 9.680      $ 8.304         5,821
                              2003       $ 8.304      $10.744         7,194
                              2004       $10.744      $12.107         5,881
                              2005       $12.107      $12.634         5,810
                              2006       $12.634      $15.101         5,757
                              2007       $15.101      $15.845         5,212
                              2008       $15.845      $ 9.174         4,795
                              2009       $ 9.174      $10.470         4,216
                              2010       $10.470      $11.513         4,025
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.714         1,265
                              2002       $ 7.714      $ 7.023         1,532
                              2003       $ 7.023      $ 8.796         2,051
                              2004       $ 8.796      $ 9.472         1,996
                              2005       $ 9.472      $ 9.489           703
                              2006       $ 9.489      $10.167           726
                              2007       $10.167      $10.382           208
                              2008       $10.382      $ 7.836           195
                              2009       $ 7.836      $11.112           175
                              2010       $11.112      $12.009           166

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.621        2,103
                              2002       $ 9.621      $ 8.704        3,485
                              2003       $ 8.704      $10.309        3,548
                              2004       $10.309      $11.219        4,627
                              2005       $11.219      $11.766        4,503
                              2006       $11.766      $13.180        2,039
                              2007       $13.180      $13.323        1,968
                              2008       $13.323      $ 9.632        2,516
                              2009       $ 9.632      $11.824        1,950
                              2010       $11.824      $13.032        1,953
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810            0
                              2005       $10.810      $11.433            0
                              2006       $11.433      $12.501            0
                              2007       $12.501      $13.459            0
                              2008       $13.459      $ 9.455            0
                              2009       $ 9.455      $12.101          135
                              2010       $12.101      $13.572          133
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.443        6,089
                              2002       $ 9.443      $ 7.177        6,762
                              2003       $ 7.177      $ 8.996        5,941
                              2004       $ 8.996      $ 9.752        4,532
                              2005       $ 9.752      $10.010        4,534
                              2006       $10.010      $11.336        4,534
                              2007       $11.336      $11.698        2,887
                              2008       $11.698      $ 7.212        2,884
                              2009       $ 7.212      $ 8.936        3,771
                              2010       $ 8.936      $10.064        3,807
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.249            0
                              2002       $ 9.249      $ 5.823            0
                              2003       $ 5.823      $ 7.288            0
                              2004       $ 7.288      $ 7.667            0
                              2005       $ 7.667      $ 8.133            0
                              2006       $ 8.133      $ 8.222            0
                              2007       $ 8.222      $ 9.451            0
                              2008       $ 9.451      $ 4.738            0
                              2009       $ 4.738      $ 7.734            0
                              2010       $ 7.734      $ 9.110            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.762        10,081
                              2002       $ 8.760      $ 5.799         9,015
                              2003       $ 5.799      $ 7.241        10,219
                              2004       $ 7.241      $ 7.599        10,236
                              2005       $ 7.599      $ 8.040         9,874
                              2006       $ 8.040      $ 8.109         9,872
                              2007       $ 8.109      $ 9.296         7,703
                              2008       $ 9.296      $ 4.649         7,701
                              2009       $ 4.649      $ 7.569         6,913
                              2010       $ 7.569      $ 8.894         6,721
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.034         8,026
                              2003       $ 8.034      $10.325        10,933
                              2004       $10.325      $11.917        13,154
                              2005       $11.917      $12.195        11,488
                              2006       $12.195      $13.909        11,055
                              2007       $13.909      $13.351        11,492
                              2008       $13.351      $ 8.424         8,858
                              2009       $ 8.424      $10.631        10,260
                              2010       $10.631      $12.089        10,366
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.119             0
                              2005       $11.119      $12.142             0
                              2006       $12.142      $12.522             0
                              2007       $12.522      $14.472             0
                              2008       $14.472      $ 7.562         1,241
                              2009       $ 7.562      $11.622           887
                              2010       $11.622      $14.538           619
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.851        22,642
                              2002       $ 9.851      $ 6.969        29,391
                              2003       $ 6.969      $ 9.692        33,393
                              2004       $ 9.692      $10.916        31,513
                              2005       $10.916      $12.050        25,387
                              2006       $12.050      $14.295        21,134
                              2007       $14.295      $15.151        16,691
                              2008       $15.151      $ 8.742        16,685
                              2009       $ 8.742      $11.961        14,628
                              2010       $11.961      $14.371         9,030
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.304         5,804
                              2002       $ 8.304      $ 6.278         5,801
                              2003       $ 6.278      $ 7.229         5,799
                              2004       $ 7.229      $ 8.547         5,797
                              2005       $ 8.547      $ 9.606         5,683
                              2006       $ 9.606      $11.333         5,683
                              2007       $11.333      $13.369         5,683
                              2008       $13.369      $ 8.745         5,683
                              2009       $ 8.745      $10.214         5,683
                              2010       $10.214      $10.716           893
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.180           533
                              2002       $ 9.180      $ 6.962           448
                              2003       $ 6.962      $ 8.606         1,315
                              2004       $ 8.606      $ 9.513           866
                              2005       $ 9.513      $11.476           866
                              2006       $11.476      $12.141           866
                              2007       $12.141      $14.245             0
                              2008       $14.245      $ 7.140             0
                              2009       $ 7.140      $11.864             0
                              2010       $11.864      $14.661             0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.213         9,231
                              2002       $ 9.213      $ 7.113         9,856
                              2003       $ 7.113      $ 8.567        12,256
                              2004       $ 8.567      $ 9.335        12,518
                              2005       $ 9.335      $10.817        12,458
                              2006       $10.817      $11.049        12,400
                              2007       $11.049      $12.947        12,533
                              2008       $12.947      $ 6.649        11,899
                              2009       $ 6.649      $11.165        10,238
                              2010       $11.165      $13.984         4,243
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.550         6,146
                              2002       $ 9.550      $ 7.365         6,767
                              2003       $ 7.365      $ 9.317         5,778
                              2004       $ 9.317      $10.300         5,528
                              2005       $10.300      $10.970         1,126
                              2006       $10.970      $14.004         1,660
                              2007       $14.004      $15.874         1,810
                              2008       $15.874      $ 8.917         1,125
                              2009       $ 8.917      $11.166         1,125
                              2010       $11.166      $11.739         1,124
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.696             0
                              2002       $ 9.696      $ 6.971             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.971      $ 8.958             0
                              2004       $ 8.958      $ 9.886         1,463
                              2005       $ 9.886      $10.343         1,463
                              2006       $10.343      $12.031         1,463
                              2007       $12.031      $13.797         1,463
                              2008       $13.797      $ 7.599         1,463
                              2009       $ 7.599      $ 7.256             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.415         7,023
                              2002       $10.415      $10.775         8,473
                              2003       $10.775      $11.447        13,360
                              2004       $11.447      $11.822        12,441
                              2005       $11.822      $11.977        10,151
                              2006       $11.977      $12.400        10,090
                              2007       $12.400      $12.885        11,331
                              2008       $12.885      $11.510         9,330
                              2009       $11.510      $13.835         9,317
                              2010       $13.835      $14.823         8,585
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.273        10,406
                              2002       $10.273      $10.481        14,410
                              2003       $10.481      $10.505        19,226
                              2004       $10.505      $10.446        20,657
                              2005       $10.446      $10.423        11,670
                              2006       $10.423      $10.657        10,167
                              2007       $10.657      $10.766        10,449
                              2008       $10.766      $ 8.971         6,670
                              2009       $ 8.971      $ 9.308         7,189
                              2010       $ 9.308      $ 9.351         7,793
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.048        11,116
                              2002       $10.048      $ 9.982        14,913
                              2003       $ 9.982      $ 9.852         9,509
                              2004       $ 9.852      $ 9.743         6,418
                              2005       $ 9.743      $ 9.819        12,525
                              2006       $ 9.819      $10.071         5,342
                              2007       $10.071      $10.359         7,360
                              2008       $10.359      $10.405        16,214
                              2009       $10.405      $10.228        10,813
                              2010       $10.228      $10.054        10,069
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.527         4,929
                              2002       $ 9.527      $ 8.417         7,339
                              2003       $ 8.417      $10.414         7,102
                              2004       $10.414      $11.270         5,875
                              2005       $11.270      $11.971         5,871

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.971      $13.501         3,910
                              2007       $13.501      $14.380         3,809
                              2008       $14.380      $10.713         3,633
                              2009       $10.713      $12.575         1,843
                              2010       $12.575      $13.163         1,670
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.448           909
                              2002       $ 9.448      $ 7.523         1,125
                              2003       $ 7.523      $ 9.418         3,046
                              2004       $ 9.418      $10.285         5,811
                              2005       $10.285      $10.638         5,807
                              2006       $10.638      $12.120         3,004
                              2007       $12.120      $11.191         1,823
                              2008       $11.191      $ 6.743         1,921
                              2009       $ 6.743      $ 8.603         2,018
                              2010       $ 8.603      $ 9.671         1,927
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.173         7,069
                              2002       $ 9.173      $ 7.422        10,565
                              2003       $ 7.422      $ 9.376        12,159
                              2004       $ 9.376      $10.708        11,697
                              2005       $10.708      $11.809         8,075
                              2006       $11.809      $14.824         7,607
                              2007       $14.824      $15.787         4,674
                              2008       $15.787      $ 8.696         3,090
                              2009       $ 8.696      $10.653         3,261
                              2010       $10.653      $11.520         3,215
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.289         2,552
                              2003       $ 7.289      $10.721         5,267
                              2004       $10.721      $13.300         7,324
                              2005       $13.300      $13.991         5,441
                              2006       $13.991      $16.130         5,302
                              2007       $16.130      $13.836         5,294
                              2008       $13.836      $ 8.246         5,514
                              2009       $ 8.246      $10.660         4,350
                              2010       $10.660      $13.199         3,803
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.110         7,712
                              2002       $ 9.110      $ 6.578         7,712
                              2003       $ 6.578      $ 8.076         7,712
                              2004       $ 8.076      $ 8.337         7,712
                              2005       $ 8.337      $ 8.661         7,712
                              2006       $ 8.661      $ 8.975         7,712
                              2007       $ 8.975      $ 9.307         4,619
                              2008       $ 9.307      $ 5.760         4,619

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.760      $ 9.279        4,619
                              2010       $ 9.279      $11.016            0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.628          351
                              2002       $ 9.628      $ 6.826          350
                              2003       $ 6.826      $ 8.382          350
                              2004       $ 8.382      $ 8.878          349
                              2005       $ 8.878      $10.097          349
                              2006       $10.097      $10.332          348
                              2007       $10.332      $12.378          348
                              2008       $12.378      $ 6.182          347
                              2009       $ 6.182      $10.058          347
                              2010       $10.058      $12.146          346
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.760          803
                              2002       $ 9.760      $ 8.739        2,130
                              2003       $ 8.739      $12.856        1,918
                              2004       $12.856      $15.556          799
                              2005       $15.556      $20.466          798
                              2006       $20.466      $27.588          941
                              2007       $27.588      $38.080           21
                              2008       $38.080      $16.233          325
                              2009       $16.233      $27.099          456
                              2010       $27.099      $31.701          405
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.092          322
                              2002       $ 9.092      $ 7.434          706
                              2003       $ 7.434      $ 9.310          730
                              2004       $ 9.310      $10.741          756
                              2005       $10.741      $11.726          543
                              2006       $11.726      $14.422          515
                              2007       $14.422      $16.241          450
                              2008       $16.241      $ 8.839        1,038
                              2009       $ 8.839      $11.513          483
                              2010       $11.513      $11.959          489
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.307          239
                              2003       $ 7.307      $10.182        2,753
                              2004       $10.182      $12.168        4,491
                              2005       $12.168      $14.061        4,235
                              2006       $14.061      $15.103        3,776
                              2007       $15.103      $18.206        3,585
                              2008       $18.206      $ 9.525        2,297
                              2009       $ 9.525      $14.760        1,638
                              2010       $14.760      $19.195        1,485

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.250        1,180
                              2002       $10.250      $ 9.927        3,929
                              2003       $ 9.927      $13.509        4,030
                              2004       $13.509      $18.110        2,847
                              2005       $18.110      $20.836        2,011
                              2006       $20.836      $28.271        1,772
                              2007       $28.271      $23.040        1,558
                              2008       $23.040      $14.063        1,572
                              2009       $14.063      $17.740        1,736
                              2010       $17.740      $22.661        1,667



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.64



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.514        14,176
                              2002       $ 9.514      $ 7.268        31,552
                              2003       $ 7.268      $ 9.441        30,734
                              2004       $ 9.441      $10.320        21,742
                              2005       $10.320      $10.608        20,013
                              2006       $10.608      $12.197        15,426
                              2007       $12.197      $12.568        14,687
                              2008       $12.568      $ 7.325        11,295
                              2009       $ 7.325      $ 8.663        10,844
                              2010       $ 8.663      $ 9.603        10,456
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.124           100
                              2002       $ 9.124      $ 6.432           100
                              2003       $ 6.432      $ 8.514         1,749
                              2004       $ 8.514      $ 9.583         2,524
                              2005       $ 9.583      $10.514         4,298
                              2006       $10.514      $10.205         4,540
                              2007       $10.205      $11.298         2,305
                              2008       $11.298      $ 6.373         1,836
                              2009       $ 6.373      $ 8.322         1,859
                              2010       $ 8.322      $ 9.389         1,427
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.311         7,953
                              2002       $ 9.311      $ 6.328        11,894
                              2003       $ 6.328      $ 7.672        12,779
                              2004       $ 7.672      $ 8.169         9,006
                              2005       $ 8.169      $ 9.220         8,807
                              2006       $ 9.220      $ 9.004         9,423
                              2007       $ 9.004      $10.052         6,975
                              2008       $10.052      $ 5.945         6,776

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.945      $ 8.010        5,059
                              2010       $ 8.010      $ 8.646          518
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.685          407
                              2005       $10.685      $10.850          829
                              2006       $10.850      $11.662          783
                              2007       $11.662      $11.771          115
                              2008       $11.771      $ 8.864            0
                              2009       $ 8.864      $12.430            0
                              2010       $12.430      $13.835            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.229            0
                              2005       $11.229      $11.212        1,869
                              2006       $11.212      $13.029        7,221
                              2007       $13.029      $13.284        4,552
                              2008       $13.284      $ 9.183        1,557
                              2009       $ 9.183      $12.238          640
                              2010       $12.238      $13.551          655
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.941            0
                              2005       $10.941      $11.886            0
                              2006       $11.886      $13.829          767
                              2007       $13.829      $14.062        1,414
                              2008       $14.062      $ 8.691        1,419
                              2009       $ 8.691      $10.766          789
                              2010       $10.766      $11.764          788
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.508        1,752
                              2005       $11.508      $12.459        4,171
                              2006       $12.459      $14.871        4,702
                              2007       $14.871      $16.872        4,659
                              2008       $16.872      $ 9.886        2,110
                              2009       $ 9.886      $13.314          571
                              2010       $13.314      $14.184          572
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.229        6,576
                              2002       $ 9.229      $ 6.860        7,069
                              2003       $ 6.860      $ 8.732        7,246
                              2004       $ 8.732      $ 9.150        7,258
                              2005       $ 9.150      $ 9.787        7,039
                              2006       $ 9.787      $10.225        8,346
                              2007       $10.225      $11.255        5,620
                              2008       $11.255      $ 6.360        4,446
                              2009       $ 6.360      $ 7.568        4,449

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.568      $ 8.590         1,030
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.789         3,309
                              2007       $10.789      $11.463         3,060
                              2008       $11.463      $ 7.869         2,764
                              2009       $ 7.869      $ 9.922         2,762
                              2010       $ 9.922      $10.683         2,410
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.305        14,817
                              2002       $ 9.305      $ 7.477        21,705
                              2003       $ 7.477      $ 9.370        15,980
                              2004       $ 9.370      $ 9.965        15,619
                              2005       $ 9.965      $10.318        13,103
                              2006       $10.318      $11.238        10,111
                              2007       $11.238      $11.474         8,716
                              2008       $11.474      $ 7.165         4,412
                              2009       $ 7.165      $ 8.727         2,290
                              2010       $ 8.727      $ 9.452         2,301
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.680         3,229
                              2002       $ 9.680      $ 8.303         3,999
                              2003       $ 8.303      $10.741         7,002
                              2004       $10.741      $12.103        11,014
                              2005       $12.103      $12.629        11,424
                              2006       $12.629      $15.093         5,318
                              2007       $15.093      $15.834         3,821
                              2008       $15.834      $ 9.167         3,213
                              2009       $ 9.167      $10.461         1,730
                              2010       $10.461      $11.502         1,413
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.713           820
                              2002       $ 7.713      $ 7.022         2,764
                              2003       $ 7.022      $ 8.794         3,042
                              2004       $ 8.794      $ 9.469         3,210
                              2005       $ 9.469      $ 9.485         2,733
                              2006       $ 9.485      $10.161         3,023
                              2007       $10.161      $10.375         1,985
                              2008       $10.375      $ 7.831         1,568
                              2009       $ 7.831      $11.103         2,394
                              2010       $11.103      $11.997         1,517

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.621         6,066
                              2002       $ 9.621      $ 8.703         8,223
                              2003       $ 8.703      $10.307         7,639
                              2004       $10.307      $11.215         5,916
                              2005       $11.215      $11.761         5,691
                              2006       $11.761      $13.172         5,332
                              2007       $13.172      $13.315         5,260
                              2008       $13.315      $ 9.625         4,724
                              2009       $ 9.625      $11.814         4,208
                              2010       $11.814      $13.019         2,077
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.810             0
                              2005       $10.810      $11.432           326
                              2006       $11.432      $12.498           695
                              2007       $12.498      $13.454             0
                              2008       $13.454      $ 9.451             0
                              2009       $ 9.451      $12.094         1,454
                              2010       $12.094      $13.563         1,453
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.442        13,404
                              2002       $ 9.442      $ 7.176        34,883
                              2003       $ 7.176      $ 8.994        49,619
                              2004       $ 8.994      $ 9.749        21,212
                              2005       $ 9.749      $10.006        18,778
                              2006       $10.006      $11.330        16,162
                              2007       $11.330      $11.690        14,343
                              2008       $11.690      $ 7.207         8,605
                              2009       $ 7.207      $ 8.928        10,052
                              2010       $ 8.928      $10.054         8,602
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.774         1,555
                              2002       $ 8.774      $ 5.822         1,136
                              2003       $ 5.822      $ 7.286         1,319
                              2004       $ 7.286      $ 7.664         1,469
                              2005       $ 7.664      $ 8.130         1,673
                              2006       $ 8.130      $ 8.218           154
                              2007       $ 8.218      $ 9.445           153
                              2008       $ 9.445      $ 4.735           914
                              2009       $ 4.735      $ 7.727         1,054
                              2010       $ 7.727      $ 9.101           926

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.761        12,321
                              2002       $ 8.761      $ 5.798        23,907
                              2003       $ 5.798      $ 7.239        25,816
                              2004       $ 7.239      $ 7.596        14,878
                              2005       $ 7.596      $ 8.036        12,138
                              2006       $ 8.036      $ 8.105         9,379
                              2007       $ 8.105      $ 9.290         6,379
                              2008       $ 9.290      $ 4.646         4,525
                              2009       $ 4.646      $ 7.562         3,012
                              2010       $ 7.562      $ 8.886         2,688
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.033        16,284
                              2003       $ 8.033      $10.324        13,850
                              2004       $10.324      $11.914        14,313
                              2005       $11.914      $12.190        20,882
                              2006       $12.190      $13.903        17,296
                              2007       $13.903      $13.343        12,862
                              2008       $13.343      $ 8.418         7,958
                              2009       $ 8.418      $10.623         7,972
                              2010       $10.623      $12.079         3,945
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.119           334
                              2005       $11.119      $12.141         1,287
                              2006       $12.141      $12.519             0
                              2007       $12.519      $14.468             0
                              2008       $14.468      $ 7.559             0
                              2009       $ 7.559      $11.616             0
                              2010       $11.616      $14.529             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.850        18,147
                              2002       $ 9.850      $ 6.967        30,706
                              2003       $ 6.967      $ 9.690        33,646
                              2004       $ 9.690      $10.912        20,908
                              2005       $10.912      $12.044        21,538
                              2006       $12.044      $14.287        16,231
                              2007       $14.287      $15.141         9,657
                              2008       $15.141      $ 8.736         4,445
                              2009       $ 8.736      $11.951         4,031
                              2010       $11.951      $14.357         1,960
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.303         5,707
                              2002       $ 8.303      $ 6.277         5,841
                              2003       $ 6.277      $ 7.227         5,879
                              2004       $ 7.227      $ 8.544         4,448
                              2005       $ 8.544      $ 9.602         5,806
                              2006       $ 9.602      $11.326         3,821
                              2007       $11.326      $13.361         3,661
                              2008       $13.361      $ 8.738         1,855
                              2009       $ 8.738      $10.205           618
                              2010       $10.205      $10.705           618
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.179           992
                              2002       $ 9.179      $ 6.961           387
                              2003       $ 6.961      $ 8.604           387
                              2004       $ 8.604      $ 9.510         4,474
                              2005       $ 9.510      $11.470         4,170
                              2006       $11.470      $12.134           493
                              2007       $12.134      $14.235         2,199
                              2008       $14.235      $ 7.134         1,152
                              2009       $ 7.134      $11.853           491
                              2010       $11.853      $14.647           490
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.213         8,540
                              2002       $ 9.213      $ 7.112        17,782
                              2003       $ 7.112      $ 8.565        23,875
                              2004       $ 8.565      $ 9.332        18,672
                              2005       $ 9.332      $10.813        18,339
                              2006       $10.813      $11.043        11,746
                              2007       $11.043      $12.939         8,590
                              2008       $12.939      $ 6.644         5,871
                              2009       $ 6.644      $11.156         4,963
                              2010       $11.156      $13.971         4,216
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.549         2,347
                              2002       $ 9.549      $ 7.364         8,911
                              2003       $ 7.364      $ 9.315         6,539
                              2004       $ 9.315      $10.296         2,243
                              2005       $10.296      $10.965           355
                              2006       $10.965      $13.996           683
                              2007       $13.996      $15.864           355
                              2008       $15.864      $ 8.910           349
                              2009       $ 8.910      $11.157           349
                              2010       $11.157      $11.728           144
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.970         1,956
                              2002       $ 8.970      $ 6.970         1,983

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.970      $ 8.956         1,964
                              2004       $ 8.956      $ 9.882         2,819
                              2005       $ 9.882      $10.338         2,373
                              2006       $10.338      $12.025           630
                              2007       $12.025      $13.788         1,951
                              2008       $13.788      $ 7.593           700
                              2009       $ 7.593      $ 7.250             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.415         9,489
                              2002       $10.415      $10.774        13,467
                              2003       $10.774      $11.444        14,631
                              2004       $11.444      $11.817        18,737
                              2005       $11.817      $11.971        21,142
                              2006       $11.971      $12.394        10,742
                              2007       $12.394      $12.877         7,485
                              2008       $12.877      $11.501         4,420
                              2009       $11.501      $13.823         3,776
                              2010       $13.823      $14.809         3,326
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.273        11,499
                              2002       $10.273      $10.480        20,114
                              2003       $10.480      $10.503        23,724
                              2004       $10.503      $10.443        25,752
                              2005       $10.443      $10.418        24,259
                              2006       $10.418      $10.651        15,161
                              2007       $10.651      $10.759        14,235
                              2008       $10.759      $ 8.965        12,585
                              2009       $ 8.965      $ 9.300        11,546
                              2010       $ 9.300      $ 9.342        11,061
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.047         8,001
                              2002       $10.040      $ 9.981        12,995
                              2003       $ 9.981      $ 9.850        31,026
                              2004       $ 9.850      $ 9.739        16,866
                              2005       $ 9.739      $ 9.814        20,227
                              2006       $ 9.814      $10.066        12,845
                              2007       $10.066      $10.353        20,653
                              2008       $10.353      $10.397        10,089
                              2009       $10.397      $10.219         8,980
                              2010       $10.219      $10.044         7,233
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.527         8,726
                              2002       $ 9.527      $ 8.415         9,745
                              2003       $ 8.415      $10.411        12,723
                              2004       $10.411      $11.266        16,367
                              2005       $11.266      $11.965        13,441

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.965      $13.494         8,462
                              2007       $13.494      $14.370         7,569
                              2008       $14.370      $10.704         6,395
                              2009       $10.704      $12.565         5,358
                              2010       $12.565      $13.150         1,415
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.447            30
                              2002       $ 9.447      $ 7.521            29
                              2003       $ 7.521      $ 9.416         4,313
                              2004       $ 9.416      $10.282         3,573
                              2005       $10.282      $10.633         3,019
                              2006       $10.633      $12.113         2,503
                              2007       $12.113      $11.184         2,042
                              2008       $11.184      $ 6.738         1,492
                              2009       $ 6.738      $ 8.595           854
                              2010       $ 8.595      $ 9.662           329
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.172         1,426
                              2002       $ 9.172      $ 7.421         5,760
                              2003       $ 7.421      $ 9.374         5,622
                              2004       $ 9.374      $10.704         5,562
                              2005       $10.704      $11.803         5,061
                              2006       $11.803      $14.816         4,747
                              2007       $14.816      $15.777         2,651
                              2008       $15.777      $ 8.690         2,619
                              2009       $ 8.690      $10.644         2,814
                              2010       $10.644      $11.509         2,431
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.289         4,307
                              2003       $ 7.289      $10.719         5,159
                              2004       $10.719      $13.296         3,193
                              2005       $13.296      $13.986         2,522
                              2006       $13.986      $16.123         2,697
                              2007       $16.123      $13.828         1,945
                              2008       $13.828      $ 8.240         1,896
                              2009       $ 8.240      $10.652         1,913
                              2010       $10.652      $13.188           704
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.110         6,514
                              2002       $ 9.110      $ 6.577        11,559
                              2003       $ 6.577      $ 8.074         8,300
                              2004       $ 8.074      $ 8.334         4,151
                              2005       $ 8.334      $ 8.657         5,649
                              2006       $ 8.657      $ 8.970         3,493
                              2007       $ 8.970      $ 9.301         1,900
                              2008       $ 9.301      $ 5.756           645

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.756      $ 9.271          644
                              2010       $ 9.271      $11.006          643
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.628        4,732
                              2002       $ 9.628      $ 6.825        7,470
                              2003       $ 6.825      $ 8.379        7,543
                              2004       $ 8.379      $ 8.875        7,886
                              2005       $ 8.875      $10.093        7,631
                              2006       $10.093      $10.326        7,231
                              2007       $10.326      $12.370        5,539
                              2008       $12.370      $ 6.177        5,936
                              2009       $ 6.177      $10.050        4,887
                              2010       $10.050      $12.135        1,502
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.257            0
                              2002       $ 9.257      $ 8.738          223
                              2003       $ 8.738      $12.852          508
                              2004       $12.852      $15.550          297
                              2005       $15.550      $20.457          286
                              2006       $20.457      $27.573          468
                              2007       $27.573      $38.055          823
                              2008       $38.055      $16.221        1,045
                              2009       $16.221      $27.075          721
                              2010       $27.075      $31.671          173
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.092        1,647
                              2002       $ 9.092      $ 7.433        4,029
                              2003       $ 7.433      $ 9.307        2,686
                              2004       $ 9.307      $10.737        2,662
                              2005       $10.737      $11.720        3,659
                              2006       $11.720      $14.414        3,554
                              2007       $14.414      $16.231        3,994
                              2008       $16.231      $ 8.832        3,134
                              2009       $ 8.832      $11.504        3,474
                              2010       $11.504      $11.948        1,335
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.307            0
                              2003       $ 7.307      $10.180          648
                              2004       $10.180      $12.165        1,218
                              2005       $12.165      $14.056        1,099
                              2006       $14.056      $15.095        1,407
                              2007       $15.095      $18.196          604
                              2008       $18.196      $ 9.519          111
                              2009       $ 9.519      $14.749          763
                              2010       $14.749      $19.179          110

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.250        2,377
                              2002       $10.250      $ 9.925        8,313
                              2003       $ 9.925      $13.506        6,916
                              2004       $13.506      $18.104        4,826
                              2005       $18.104      $20.826        4,696
                              2006       $20.826      $28.255        4,315
                              2007       $28.255      $23.025        1,559
                              2008       $23.025      $14.052        1,039
                              2009       $14.052      $17.725          973
                              2010       $17.725      $22.639          961



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.68



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.059         7,678
                              2003       $ 9.059      $11.764        31,399
                              2004       $11.764      $12.853        27,801
                              2005       $12.853      $13.208        29,082
                              2006       $13.208      $15.179        23,383
                              2007       $15.179      $15.634        20,952
                              2008       $15.634      $ 9.108        21,078
                              2009       $ 9.108      $10.768        15,703
                              2010       $10.768      $11.932        10,624
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 9.003           680
                              2003       $ 9.003      $11.913         7,194
                              2004       $11.913      $13.404         7,036
                              2005       $13.404      $14.700        10,544
                              2006       $14.700      $14.262         7,069
                              2007       $14.262      $15.783         6,696
                              2008       $15.783      $ 8.900         5,612
                              2009       $ 8.900      $11.616         3,665
                              2010       $11.616      $13.100         2,884
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2002       $10.000      $ 8.939           948
                              2003       $ 8.939      $10.833         3,075
                              2004       $10.833      $11.530         5,468
                              2005       $11.530      $13.009         7,705
                              2006       $13.009      $12.698        12,062
                              2007       $12.698      $14.171        11,414
                              2008       $14.171      $ 8.377        10,700
                              2009       $ 8.377      $11.283         9,024
                              2010       $11.283      $12.174         4,167

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.682             0
                              2005       $10.682      $10.840             0
                              2006       $10.840      $11.647             0
                              2007       $11.647      $11.751             0
                              2008       $11.751      $ 8.845             0
                              2009       $ 8.845      $12.399         2,025
                              2010       $12.399      $13.795         2,400
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.226             0
                              2005       $11.226      $11.204             0
                              2006       $11.204      $13.014             0
                              2007       $13.014      $13.264             0
                              2008       $13.264      $ 9.166             0
                              2009       $ 9.166      $12.209         3,117
                              2010       $12.209      $13.514           886
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.938             0
                              2005       $10.938      $11.878             0
                              2006       $11.878      $13.814           211
                              2007       $13.814      $14.041           210
                              2008       $14.041      $ 8.674           209
                              2009       $ 8.674      $10.741        31,764
                              2010       $10.741      $11.733        14,308
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.504         2,061
                              2005       $11.504      $12.450        39,960
                              2006       $12.450      $14.854       120,687
                              2007       $14.854      $16.846       121,035
                              2008       $16.846      $ 9.866       120,919
                              2009       $ 9.866      $13.282        55,671
                              2010       $13.282      $14.145        24,725
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2002       $10.000      $ 9.021         1,495
                              2003       $ 9.021      $11.479         5,864
                              2004       $11.479      $12.023        10,342
                              2005       $12.023      $12.856        10,091
                              2006       $12.856      $13.425        12,286
                              2007       $13.425      $14.771        11,694
                              2008       $14.771      $ 8.344        13,640
                              2009       $ 8.344      $ 9.925        14,319
                              2010       $ 9.925      $11.260        14,247
INVESCO V.I. CORE EQUITY - SERIES I

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.786             0
                              2007       $10.786      $11.455             0
                              2008       $11.455      $ 7.861             0
                              2009       $ 7.861      $ 9.907             0
                              2010       $ 9.907      $10.663             0
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.526        11,360
                              2003       $ 8.526      $10.680        27,358
                              2004       $10.680      $11.353        32,517
                              2005       $11.353      $11.750        32,668
                              2006       $11.750      $12.794        37,727
                              2007       $12.794      $13.057        37,212
                              2008       $13.057      $ 8.150        39,292
                              2009       $ 8.150      $ 9.923        37,270
                              2010       $ 9.923      $10.742        37,869
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.605             0
                              2003       $ 8.605      $11.128        24,624
                              2004       $11.128      $12.533        41,010
                              2005       $12.533      $13.073        39,208
                              2006       $13.073      $15.617        38,157
                              2007       $15.617      $16.378        36,245
                              2008       $16.378      $ 9.478        39,186
                              2009       $ 9.478      $10.812        69,961
                              2010       $10.812      $11.883        54,196
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.613             0
                              2003       $ 9.613      $12.034         5,800
                              2004       $12.034      $12.952        10,504
                              2005       $12.952      $12.969        10,655
                              2006       $12.969      $13.888         7,771
                              2007       $13.888      $14.174         7,890
                              2008       $14.174      $10.694         7,248
                              2009       $10.694      $15.157         6,291
                              2010       $15.157      $16.371         6,144
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.367             0
                              2003       $ 9.367      $11.089            74
                              2004       $11.089      $12.061            54
                              2005       $12.061      $12.643            54

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2006       $12.643      $14.155         1,244
                              2007       $14.155      $14.302         1,001
                              2008       $14.302      $10.335           950
                              2009       $10.335      $12.680         1,102
                              2010       $12.680      $13.968         1,100
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.807             0
                              2005       $10.807      $11.424             0
                              2006       $11.424      $12.484             0
                              2007       $12.484      $13.434             0
                              2008       $13.434      $ 9.433             0
                              2009       $ 9.433      $12.066             0
                              2010       $12.066      $13.526             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.051        71,676
                              2003       $ 9.051      $11.340       184,051
                              2004       $11.340      $12.287       217,300
                              2005       $12.287      $12.606       228,608
                              2006       $12.606      $14.268       231,991
                              2007       $14.268      $14.716       231,278
                              2008       $14.716      $ 9.069       153,446
                              2009       $ 9.069      $11.230       140,888
                              2010       $11.230      $12.641       133,752
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.379           356
                              2003       $ 8.379      $10.482           545
                              2004       $10.482      $11.022           545
                              2005       $11.022      $11.687           545
                              2006       $11.687      $11.809           545
                              2007       $11.809      $13.567           544
                              2008       $13.567      $ 6.798             0
                              2009       $ 6.798      $11.091             0
                              2010       $11.091      $13.058             0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.369           481
                              2003       $ 8.369      $10.444         5,295
                              2004       $10.444      $10.955         7,292
                              2005       $10.955      $11.585         8,243
                              2006       $11.585      $11.679         9,841
                              2007       $11.679      $13.382         9,300
                              2008       $13.382      $ 6.689         8,810

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 6.689      $10.884         2,722
                              2010       $10.884      $12.784         2,619
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 9.108        36,039
                              2003       $ 9.108      $11.700        76,351
                              2004       $11.700      $13.497        88,146
                              2005       $13.497      $13.804        88,766
                              2006       $13.804      $15.737        29,247
                              2007       $15.737      $15.098        27,637
                              2008       $15.098      $ 9.522        23,102
                              2009       $ 9.522      $12.011        19,376
                              2010       $12.011      $13.651        14,495
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.116        26,597
                              2005       $11.116      $12.132        26,597
                              2006       $12.132      $12.505        26,597
                              2007       $12.505      $14.445             0
                              2008       $14.445      $ 7.544             0
                              2009       $ 7.544      $11.589             0
                              2010       $11.589      $14.490             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.855        17,921
                              2003       $ 8.855      $12.310        43,340
                              2004       $12.310      $13.857        50,152
                              2005       $13.857      $15.289        47,142
                              2006       $15.289      $18.129        40,961
                              2007       $18.129      $19.204        16,733
                              2008       $19.204      $11.076        17,153
                              2009       $11.076      $15.146        41,118
                              2010       $15.146      $18.188        24,284
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.317             0
                              2003       $ 9.317      $10.724           661
                              2004       $10.724      $12.672         1,030
                              2005       $12.672      $14.235         1,029
                              2006       $14.235      $16.786         1,029
                              2007       $16.786      $19.792         1,029
                              2008       $19.792      $12.940         1,028
                              2009       $12.940      $15.105        45,678
                              2010       $15.105      $15.840        20,714

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.810         1,460
                              2003       $ 8.810      $10.884        14,520
                              2004       $10.884      $12.026        14,544
                              2005       $12.026      $14.500        18,613
                              2006       $14.500      $15.333        16,861
                              2007       $15.333      $17.980        14,694
                              2008       $17.980      $ 9.008        15,022
                              2009       $ 9.008      $14.960        12,548
                              2010       $14.960      $18.478         6,719
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.724         4,253
                              2003       $ 8.724      $10.502        15,879
                              2004       $10.502      $11.438        10,719
                              2005       $11.438      $13.248         9,644
                              2006       $13.248      $13.525         8,340
                              2007       $13.525      $15.841         7,331
                              2008       $15.841      $ 8.131         7,995
                              2009       $ 8.131      $13.646         6,417
                              2010       $13.646      $17.083         5,902
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.298         5,681
                              2003       $ 8.298      $10.491        13,996
                              2004       $10.491      $11.592        15,565
                              2005       $11.592      $12.340        10,959
                              2006       $12.340      $15.745         7,264
                              2007       $15.745      $17.839         6,865
                              2008       $17.839      $10.016         3,334
                              2009       $10.016      $12.536         2,605
                              2010       $12.536      $13.172         2,614
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2002       $10.000      $ 8.580             0
                              2003       $ 8.580      $11.021             0
                              2004       $11.021      $12.157             0
                              2005       $12.157      $12.712             0
                              2006       $12.712      $14.780             0
                              2007       $14.780      $16.940             0
                              2008       $16.940      $ 9.325             0
                              2009       $ 9.325      $ 8.903             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2002       $10.000      $10.403        10,374
                              2003       $10.403      $11.046        35,489
                              2004       $11.046      $11.401        54,275
                              2005       $11.401      $11.545        53,107
                              2006       $11.545      $11.948        45,648
                              2007       $11.948      $12.408        45,018
                              2008       $12.408      $11.079        40,301

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $11.079      $13.310        33,255
                              2010       $13.310      $14.253        22,246
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2002       $10.000      $10.130        19,719
                              2003       $10.130      $10.148       109,392
                              2004       $10.148      $10.086       144,023
                              2005       $10.086      $10.058       141,441
                              2006       $10.058      $10.279       130,042
                              2007       $10.279      $10.379       132,731
                              2008       $10.379      $ 8.645       117,661
                              2009       $ 8.645      $ 8.964       107,668
                              2010       $ 8.964      $ 9.002       101,812
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.959         2,992
                              2003       $ 9.959      $ 9.824        52,417
                              2004       $ 9.824      $ 9.711        43,132
                              2005       $ 9.711      $ 9.781        50,449
                              2006       $ 9.781      $10.028        55,783
                              2007       $10.028      $10.310       186,312
                              2008       $10.310      $10.350       191,699
                              2009       $10.350      $10.169        33,042
                              2010       $10.169      $ 9.990        12,406
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2002       $10.000      $ 9.423         3,207
                              2003       $ 9.423      $11.652         5,236
                              2004       $11.652      $12.605         5,148
                              2005       $12.605      $13.382         5,148
                              2006       $13.382      $15.085         5,337
                              2007       $15.085      $16.058         5,335
                              2008       $16.058      $11.957         2,127
                              2009       $11.957      $14.029         1,963
                              2010       $14.029      $14.678         1,961
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2002       $10.000      $ 8.994         3,357
                              2003       $ 8.994      $11.255         4,186
                              2004       $11.255      $12.285           806
                              2005       $12.285      $12.700           812
                              2006       $12.700      $14.462           806
                              2007       $14.462      $13.347           865
                              2008       $13.347      $ 8.038           936
                              2009       $ 8.038      $10.250           960
                              2010       $10.250      $11.517           985
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2002       $10.000      $ 8.497        18,950
                              2003       $ 8.497      $10.729        35,752

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2004       $10.729      $12.247        39,815
                              2005       $12.247      $13.499         9,962
                              2006       $13.499      $16.937        13,059
                              2007       $16.937      $18.029        12,076
                              2008       $18.029      $ 9.926        12,121
                              2009       $ 9.926      $12.153         9,744
                              2010       $12.153      $13.136         7,134
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 8.034         5,825
                              2003       $ 8.034      $11.811        16,810
                              2004       $11.811      $14.645        13,208
                              2005       $14.645      $15.399        12,544
                              2006       $15.399      $17.744        11,757
                              2007       $17.744      $15.213        10,947
                              2008       $15.213      $ 9.062         8,029
                              2009       $ 9.062      $11.709         8,516
                              2010       $11.709      $14.491         6,688
PUTNAM VT VOYAGER FUND - CLASS IB
                              2002       $10.000      $ 8.981        24,064
                              2003       $ 8.981      $11.021        46,604
                              2004       $11.021      $11.371        53,005
                              2005       $11.371      $11.807        47,533
                              2006       $11.807      $12.230        46,247
                              2007       $12.230      $12.676         2,236
                              2008       $12.676      $ 7.841         2,236
                              2009       $ 7.841      $12.624         1,504
                              2010       $12.624      $14.981         1,504
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.919           681
                              2003       $ 8.919      $10.946         2,161
                              2004       $10.946      $11.589         7,985
                              2005       $11.589      $13.174         2,181
                              2006       $13.174      $13.473         2,223
                              2007       $13.473      $16.134         2,109
                              2008       $16.134      $ 8.053         1,648
                              2009       $ 8.053      $13.097         1,464
                              2010       $13.097      $15.808         1,413
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.882         3,795
                              2003       $ 8.882      $13.059        23,359
                              2004       $13.059      $15.794        28,697
                              2005       $15.794      $20.769        32,078
                              2006       $20.769      $27.982        14,039
                              2007       $27.982      $38.605        13,641
                              2008       $38.605      $16.449        13,712
                              2009       $16.449      $27.444        33,747

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2010       $27.444      $32.090        17,376
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
-
                              2002       $10.000      $ 8.432         1,404
                              2003       $ 8.432      $10.554         9,112
                              2004       $10.554      $12.171         7,219
                              2005       $12.171      $13.280         7,003
                              2006       $13.280      $16.326         8,711
                              2007       $16.326      $18.376         7,714
                              2008       $18.376      $ 9.996         7,528
                              2009       $ 9.996      $13.014         4,425
                              2010       $13.014      $13.511           605
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.683         3,899
                              2003       $ 8.683      $12.092        11,541
                              2004       $12.092      $14.445         9,076
                              2005       $14.445      $16.684         8,638
                              2006       $16.684      $17.910         7,873
                              2007       $17.910      $21.580         7,228
                              2008       $21.580      $11.285         4,399
                              2009       $11.285      $17.478        28,660
                              2010       $17.478      $22.718        14,372
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2002       $10.000      $ 8.930         5,972
                              2003       $ 8.930      $12.147        16,596
                              2004       $12.147      $16.276        20,596
                              2005       $16.276      $18.716        17,696
                              2006       $18.716      $25.383         7,888
                              2007       $25.383      $20.676         7,778
                              2008       $20.676      $12.613         8,019
                              2009       $12.613      $15.904         8,245
                              2010       $15.904      $20.305         5,127



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                  AND THE INCOME BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.511        5,378
                              2002       $ 9.511      $ 7.261        7,511
                              2003       $ 7.261      $ 9.427        6,687
                              2004       $ 9.427      $10.298        6,685
                              2005       $10.298      $10.580        6,683
                              2006       $10.580      $12.156        6,169
                              2007       $12.156      $12.519        2,660
                              2008       $12.519      $ 7.291        1,891
                              2009       $ 7.291      $ 8.619        1,891
                              2010       $ 8.619      $ 9.548        1,891
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.348            0
                              2002       $ 9.348      $ 6.426          292
                              2003       $ 6.426      $ 8.501          292
                              2004       $ 8.501      $ 9.563          291
                              2005       $ 9.563      $10.486          291
                              2006       $10.486      $10.171          290
                              2007       $10.171      $11.254          290
                              2008       $11.254      $ 6.345          290
                              2009       $ 6.345      $ 8.280            0
                              2010       $ 8.280      $ 9.335            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.308          918
                              2002       $ 9.308      $ 6.322        2,874
                              2003       $ 6.322      $ 7.661        2,349
                              2004       $ 7.661      $ 8.152        2,348
                              2005       $ 8.152      $ 9.195        2,348
                              2006       $ 9.195      $ 8.974        2,347
                              2007       $ 8.974      $10.013        2,346
                              2008       $10.013      $ 5.918        2,346

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 5.918      $ 7.969        2,344
                              2010       $ 7.969      $ 8.596        2,344
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.680            0
                              2005       $10.680      $10.836            0
                              2006       $10.836      $11.640            0
                              2007       $11.640      $11.742            0
                              2008       $11.742      $ 8.836            0
                              2009       $ 8.836      $12.385            0
                              2010       $12.385      $13.776            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.224            0
                              2005       $11.224      $11.200            0
                              2006       $11.200      $13.007        2,687
                              2007       $13.007      $13.254            0
                              2008       $13.254      $ 9.157            0
                              2009       $ 9.157      $12.195            0
                              2010       $12.195      $13.495            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.936            0
                              2005       $10.936      $11.874            0
                              2006       $11.874      $13.806          147
                              2007       $13.806      $14.030            0
                              2008       $14.030      $ 8.666            0
                              2009       $ 8.666      $10.729            0
                              2010       $10.729      $11.717            0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.503            0
                              2005       $11.503      $12.447        1,694
                              2006       $12.447      $14.847        1,694
                              2007       $14.847      $16.835        1,694
                              2008       $16.835      $ 9.858        1,694
                              2009       $ 9.858      $13.268        1,694
                              2010       $13.268      $14.127        1,694
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.226        2,227
                              2002       $ 9.226      $ 6.854        2,846
                              2003       $ 6.854      $ 8.719        3,045
                              2004       $ 8.719      $ 9.131        3,045
                              2005       $ 9.131      $ 9.761        3,041
                              2006       $ 9.761      $10.191        4,752
                              2007       $10.191      $11.211        3,519
                              2008       $11.211      $ 6.332        3,518
                              2009       $ 6.332      $ 7.530        3,380

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2010       $ 7.530      $ 8.541        3,380
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.785        6,184
                              2007       $10.785      $11.451        4,331
                              2008       $11.451      $ 7.857        4,031
                              2009       $ 7.857      $ 9.900        3,344
                              2010       $ 9.900      $10.653        3,344
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.302        7,116
                              2002       $ 9.302      $ 7.470        7,441
                              2003       $ 7.470      $ 9.356        7,368
                              2004       $ 9.356      $ 9.944        6,291
                              2005       $ 9.944      $10.290        6,287
                              2006       $10.290      $11.201        6,137
                              2007       $11.201      $11.429        6,134
                              2008       $11.429      $ 7.133        3,375
                              2009       $ 7.133      $ 8.682        3,018
                              2010       $ 8.682      $ 9.398        3,014
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.677          885
                              2002       $ 9.677      $ 8.295        3,196
                              2003       $ 8.295      $10.725        3,945
                              2004       $10.725      $12.077        2,772
                              2005       $12.077      $12.594        2,771
                              2006       $12.594      $15.043        2,980
                              2007       $15.043      $15.772        1,922
                              2008       $15.772      $ 9.126        1,921
                              2009       $ 9.126      $10.407        1,646
                              2010       $10.407      $11.437        1,645
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.711        2,141
                              2002       $ 7.711      $ 7.016        2,406
                              2003       $ 7.016      $ 8.780        3,344
                              2004       $ 8.780      $ 9.449        3,343
                              2005       $ 9.449      $ 9.459        3,344
                              2006       $ 9.459      $10.128        1,162
                              2007       $10.128      $10.334        1,162
                              2008       $10.334      $ 7.795        1,161
                              2009       $ 7.795      $11.046        1,078
                              2010       $11.046      $11.929        1,078

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.618            0
                              2002       $ 9.618      $ 8.695          154
                              2003       $ 8.695      $10.291          467
                              2004       $10.291      $11.191          467
                              2005       $11.191      $11.729          466
                              2006       $11.729      $13.129          619
                              2007       $13.129      $13.263          465
                              2008       $13.263      $ 9.581          464
                              2009       $ 9.581      $11.754          463
                              2010       $11.754      $12.945          462
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.805            0
                              2005       $10.805      $11.420            0
                              2006       $11.420      $12.478            0
                              2007       $12.478      $13.424            0
                              2008       $13.424      $ 9.424            0
                              2009       $ 9.424      $12.053            0
                              2010       $12.053      $13.508            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.439        2,487
                              2002       $ 9.439      $ 7.169        5,111
                              2003       $ 7.169      $ 8.980        6,291
                              2004       $ 8.980      $ 9.728        6,286
                              2005       $ 9.728      $ 9.979        6,281
                              2006       $ 9.979      $11.292        5,813
                              2007       $11.292      $11.644        5,461
                              2008       $11.644      $ 7.174        3,124
                              2009       $ 7.174      $ 8.883        3,123
                              2010       $ 8.883      $ 9.997        3,123
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.248            0
                              2002       $ 9.248      $ 5.816            0
                              2003       $ 5.816      $ 7.275            0
                              2004       $ 7.275      $ 7.648            0
                              2005       $ 7.648      $ 8.107            0
                              2006       $ 8.107      $ 8.191            0
                              2007       $ 8.191      $ 9.408            0
                              2008       $ 9.408      $ 4.713            0
                              2009       $ 4.713      $ 7.688            0
                              2010       $ 7.688      $ 9.049            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.759         6,150
                              2002       $ 8.759      $ 5.793         9,435
                              2003       $ 5.793      $ 7.228        10,609
                              2004       $ 7.228      $ 7.580         9,108
                              2005       $ 7.580      $ 8.014         7,843
                              2006       $ 8.014      $ 8.078         5,346
                              2007       $ 8.078      $ 9.254         4,888
                              2008       $ 9.254      $ 4.625         4,082
                              2009       $ 4.625      $ 7.524         3,940
                              2010       $ 7.524      $ 8.835         3,937
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.030         2,875
                              2003       $ 8.030      $10.313         9,305
                              2004       $10.313      $11.895         9,237
                              2005       $11.895      $12.163         8,035
                              2006       $12.163      $13.864         6,613
                              2007       $13.864      $13.298         4,689
                              2008       $13.298      $ 8.385         4,769
                              2009       $ 8.385      $10.574         2,590
                              2010       $10.574      $12.016         2,584
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.114             0
                              2005       $11.114      $12.128             0
                              2006       $12.128      $12.498             0
                              2007       $12.498      $14.435             0
                              2008       $14.435      $ 7.537             0
                              2009       $ 7.537      $11.576             0
                              2010       $11.576      $14.470             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.847         6,589
                              2002       $ 9.847      $ 6.961        10,426
                              2003       $ 6.961      $ 9.675        10,871
                              2004       $ 9.675      $10.889         9,595
                              2005       $10.889      $12.012         8,279
                              2006       $12.012      $14.240         5,985
                              2007       $14.240      $15.082         4,056
                              2008       $15.082      $ 8.696         3,423
                              2009       $ 8.696      $11.890         2,529
                              2010       $11.890      $14.276         2,481
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2001       $10.000      $ 9.388            0
                              2002       $ 9.388      $ 6.271            0
                              2003       $ 6.271      $ 7.216            0
                              2004       $ 7.216      $ 8.526            0
                              2005       $ 8.526      $ 9.576            0
                              2006       $ 9.576      $11.289            0
                              2007       $11.289      $13.308            0
                              2008       $13.308      $ 8.699            0
                              2009       $ 8.699      $10.153            0
                              2010       $10.153      $10.644            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.176        1,791
                              2002       $ 9.176      $ 6.954        3,560
                              2003       $ 6.954      $ 8.590        3,314
                              2004       $ 8.590      $ 9.490        3,314
                              2005       $ 9.490      $11.439        3,314
                              2006       $11.439      $12.094        3,883
                              2007       $12.094      $14.180        3,883
                              2008       $14.180      $ 7.102        3,875
                              2009       $ 7.102      $11.793        3,307
                              2010       $11.793      $14.563        3,307
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.210        4,944
                              2002       $ 9.210      $ 7.105        6,780
                              2003       $ 7.105      $ 8.552        8,093
                              2004       $ 8.552      $ 9.312        6,992
                              2005       $ 9.312      $10.783        6,982
                              2006       $10.783      $11.006        6,982
                              2007       $11.006      $12.888        6,969
                              2008       $12.888      $ 6.614        2,619
                              2009       $ 6.614      $11.099        2,602
                              2010       $11.099      $13.891        2,593
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.546        1,959
                              2002       $ 9.546      $ 7.357        3,136
                              2003       $ 7.357      $ 9.300        3,771
                              2004       $ 9.300      $10.274        2,708
                              2005       $10.274      $10.935        2,704
                              2006       $10.935      $13.950        2,139
                              2007       $13.950      $15.802        2,136
                              2008       $15.802      $ 8.870        1,775
                              2009       $ 8.870      $11.100        1,680
                              2010       $11.100      $11.661        1,684
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.968          268
                              2002       $ 8.968      $ 6.963          796

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2003       $ 6.963      $ 8.942           796
                              2004       $ 8.942      $ 9.862           796
                              2005       $ 9.862      $10.310           796
                              2006       $10.310      $11.985           545
                              2007       $11.985      $13.734           545
                              2008       $13.734      $ 7.559           545
                              2009       $ 7.559      $ 7.216             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.411           231
                              2002       $10.411      $10.764         5,622
                              2003       $10.764      $11.427         9,776
                              2004       $11.427      $11.792         6,521
                              2005       $11.792      $11.939         6,121
                              2006       $11.939      $12.352         5,568
                              2007       $12.352      $12.826         3,826
                              2008       $12.826      $11.449         3,529
                              2009       $11.449      $13.752         2,944
                              2010       $13.752      $14.724         2,951
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.269             0
                              2002       $10.269      $10.470         6,570
                              2003       $10.470      $10.487        16,396
                              2004       $10.487      $10.420        13,964
                              2005       $10.420      $10.390        12,806
                              2006       $10.390      $10.616        16,086
                              2007       $10.616      $10.717        13,683
                              2008       $10.717      $ 8.924        13,501
                              2009       $ 8.924      $ 9.252        10,704
                              2010       $ 9.252      $ 9.289        10,787
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.027             0
                              2002       $10.027      $ 9.972         1,023
                              2003       $ 9.972      $ 9.835           718
                              2004       $ 9.835      $ 9.719           774
                              2005       $ 9.719      $ 9.788           776
                              2006       $ 9.788      $10.032           711
                              2007       $10.032      $10.312           710
                              2008       $10.312      $10.350         3,113
                              2009       $10.350      $10.167         1,102
                              2010       $10.167      $ 9.987           704
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.524         1,931
                              2002       $ 9.524      $ 8.407         1,975
                              2003       $ 8.407      $10.395         3,824
                              2004       $10.395      $11.242         3,617
                              2005       $11.242      $11.933         3,230

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2006       $11.933      $13.449        3,018
                              2007       $13.449      $14.314          757
                              2008       $14.314      $10.656          502
                              2009       $10.656      $12.500          500
                              2010       $12.500      $13.075          475
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.444          151
                              2002       $ 9.444      $ 7.515        7,727
                              2003       $ 7.515      $ 9.402        7,981
                              2004       $ 9.402      $10.260        5,073
                              2005       $10.260      $10.604        4,315
                              2006       $10.604      $12.073        4,300
                              2007       $12.073      $11.140        4,266
                              2008       $11.140      $ 6.707        4,377
                              2009       $ 6.707      $ 8.551        4,395
                              2010       $ 8.551      $ 9.607        4,366
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.169        2,608
                              2002       $ 9.169      $ 7.414        6,255
                              2003       $ 7.414      $ 9.360        7,734
                              2004       $ 9.360      $10.681        7,630
                              2005       $10.681      $11.771        6,993
                              2006       $11.771      $14.767        7,449
                              2007       $14.767      $15.715        4,871
                              2008       $15.715      $ 8.651        4,125
                              2009       $ 8.651      $10.589        3,554
                              2010       $10.589      $11.443        3,616
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.286        1,126
                              2003       $ 7.286      $10.709        1,233
                              2004       $10.709      $13.275        1,030
                              2005       $13.275      $13.956          930
                              2006       $13.956      $16.078        1,218
                              2007       $16.078      $13.781          347
                              2008       $13.781      $ 8.207          326
                              2009       $ 8.207      $10.603          329
                              2010       $10.603      $13.120          285
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.107        1,593
                              2002       $ 9.107      $ 6.571        4,400
                              2003       $ 6.571      $ 8.061        3,601
                              2004       $ 8.061      $ 8.316        3,598
                              2005       $ 8.316      $ 8.633        2,354
                              2006       $ 8.633      $ 8.940        2,352
                              2007       $ 8.940      $ 9.265        2,350
                              2008       $ 9.265      $ 5.730        2,000

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 5.730      $ 9.223        1,999
                              2010       $ 9.223      $10.943        1,998
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.672            0
                              2002       $ 9.672      $ 6.819            0
                              2003       $ 6.819      $ 8.367            0
                              2004       $ 8.367      $ 8.856            0
                              2005       $ 8.856      $10.065            0
                              2006       $10.065      $10.292            0
                              2007       $10.292      $12.321            0
                              2008       $12.321      $ 6.149            0
                              2009       $ 6.149      $ 9.998            0
                              2010       $ 9.998      $12.065            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.757          275
                              2002       $ 9.757      $ 8.730          939
                              2003       $ 8.730      $12.833        1,257
                              2004       $12.833      $15.517        1,185
                              2005       $15.517      $20.401          918
                              2006       $20.401      $27.481          918
                              2007       $27.481      $37.906          709
                              2008       $37.906      $16.148          709
                              2009       $16.148      $26.937          709
                              2010       $26.937      $31.491          709
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.089          849
                              2002       $ 9.089      $ 7.426          237
                              2003       $ 7.426      $ 9.293          228
                              2004       $ 9.293      $10.714          208
                              2005       $10.714      $11.689          200
                              2006       $11.689      $14.366            0
                              2007       $14.366      $16.167            0
                              2008       $16.167      $ 8.792            0
                              2009       $ 8.792      $11.445            0
                              2010       $11.445      $11.880            0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.304        1,457
                              2003       $ 7.304      $10.170        1,749
                              2004       $10.170      $12.145        1,416
                              2005       $12.145      $14.025        1,011
                              2006       $14.025      $15.053          657
                              2007       $15.053      $18.134          413
                              2008       $18.134      $ 9.481          275
                              2009       $ 9.481      $14.681          229
                              2010       $14.681      $19.079          191

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.247        2,225
                              2002       $10.247      $ 9.916        3,416
                              2003       $ 9.916      $13.485        4,051
                              2004       $13.485      $18.065        4,046
                              2005       $18.065      $20.770        3,915
                              2006       $20.770      $28.162        2,664
                              2007       $28.162      $22.935        1,381
                              2008       $22.935      $13.989          798
                              2009       $13.989      $17.635          740
                              2010       $17.635      $22.510          740



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION

                          MORTALITY & EXPENSE = 1.73



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.509        15,351
                              2002       $ 9.509      $ 7.258        34,338
                              2003       $ 7.258      $ 9.420        35,918
                              2004       $ 9.420      $10.287        31,412
                              2005       $10.287      $10.565        37,836
                              2006       $10.565      $12.136        42,483
                              2007       $12.136      $12.494        38,506
                              2008       $12.494      $ 7.275        30,384
                              2009       $ 7.275      $ 8.597        29,534
                              2010       $ 8.597      $ 9.521        27,054
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.119           535
                              2002       $ 9.119      $ 6.423         8,177
                              2003       $ 6.423      $ 8.495         8,172
                              2004       $ 8.495      $ 9.553         8,291
                              2005       $ 9.553      $10.472         6,852
                              2006       $10.472      $10.155         1,611
                              2007       $10.155      $11.232         1,097
                              2008       $11.232      $ 6.330           763
                              2009       $ 6.330      $ 8.258           762
                              2010       $ 8.258      $ 9.308           761
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.307         8,555
                              2002       $ 9.307      $ 6.319         9,321
                              2003       $ 6.319      $ 7.655         8,803
                              2004       $ 7.655      $ 8.143         8,688
                              2005       $ 8.143      $ 9.183         7,465
                              2006       $ 9.183      $ 8.959         7,356
                              2007       $ 8.959      $ 9.993         6,059
                              2008       $ 9.993      $ 5.904         5,609

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.904      $ 7.949         5,474
                              2010       $ 7.949      $ 8.572         5,372
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.678             0
                              2005       $10.678      $10.831         1,974
                              2006       $10.831      $11.631         1,974
                              2007       $11.631      $11.729         1,974
                              2008       $11.729      $ 8.824         1,974
                              2009       $ 8.824      $12.363         1,974
                              2010       $12.363      $13.749         1,974
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.222             0
                              2005       $11.222      $11.194         1,881
                              2006       $11.194      $12.997         3,629
                              2007       $12.997      $13.239         3,629
                              2008       $13.239      $ 9.144         1,881
                              2009       $ 9.144      $12.174         1,881
                              2010       $12.174      $13.468         1,881
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.934             0
                              2005       $10.934      $11.868             0
                              2006       $11.868      $13.795         2,397
                              2007       $13.795      $14.015         2,467
                              2008       $14.015      $ 8.654           856
                              2009       $ 8.654      $10.711           860
                              2010       $10.711      $11.694           922
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.501             0
                              2005       $11.501      $12.440         3,840
                              2006       $12.440      $14.834         5,261
                              2007       $14.834      $16.815         5,261
                              2008       $16.815      $ 9.843         3,840
                              2009       $ 9.843      $13.245         5,129
                              2010       $13.245      $14.098         5,128
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.224         2,269
                              2002       $ 9.224      $ 6.851        10,698
                              2003       $ 6.851      $ 8.712        10,697
                              2004       $ 8.712      $ 9.121        10,659
                              2005       $ 9.121      $ 9.748        10,233
                              2006       $ 9.748      $10.174        10,229
                              2007       $10.174      $11.189         9,132
                              2008       $11.189      $ 6.317         1,993
                              2009       $ 6.317      $ 7.510         1,968

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.510      $ 8.516         1,968
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.783         6,376
                              2007       $10.783      $11.446         1,864
                              2008       $11.446      $ 7.850         1,587
                              2009       $ 7.850      $ 9.889         1,529
                              2010       $ 9.889      $10.638         1,529
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.301        16,151
                              2002       $ 9.301      $ 7.467        18,848
                              2003       $ 7.467      $ 9.349        20,763
                              2004       $ 9.349      $ 9.933        19,616
                              2005       $ 9.933      $10.276         9,307
                              2006       $10.276      $11.183         7,345
                              2007       $11.183      $11.407         5,474
                              2008       $11.407      $ 7.117         5,303
                              2009       $ 7.117      $ 8.660         4,901
                              2010       $ 8.660      $ 9.371         4,448
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.675         4,517
                              2002       $ 9.675      $ 8.291         9,550
                              2003       $ 8.291      $10.717         9,033
                              2004       $10.717      $12.064         7,548
                              2005       $12.064      $12.577        10,175
                              2006       $12.577      $15.018         9,256
                              2007       $15.018      $15.742         7,793
                              2008       $15.742      $ 9.105         7,669
                              2009       $ 9.105      $10.381         7,523
                              2010       $10.381      $11.404         6,122
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.710        12,775
                              2002       $ 7.710      $ 7.012        12,775
                              2003       $ 7.012      $ 8.774        13,516
                              2004       $ 8.774      $ 9.439        13,543
                              2005       $ 9.439      $ 9.446         2,771
                              2006       $ 9.446      $10.111         2,752
                              2007       $10.111      $10.314         2,731
                              2008       $10.314      $ 7.778         2,703
                              2009       $ 7.778      $11.018         2,376
                              2010       $11.018      $11.895         2,024

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.783             0
                              2002       $ 9.783      $ 8.691         1,698
                              2003       $ 8.691      $10.283         3,142
                              2004       $10.283      $11.179         4,044
                              2005       $11.179      $11.713         3,586
                              2006       $11.713      $13.107         3,585
                              2007       $13.107      $13.237         1,886
                              2008       $13.237      $ 9.560         1,885
                              2009       $ 9.560      $11.723         1,883
                              2010       $11.723      $12.908         1,881
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.803             0
                              2005       $10.803      $11.414         3,834
                              2006       $11.414      $12.468         3,834
                              2007       $12.468      $13.409         3,834
                              2008       $13.409      $ 9.411         3,834
                              2009       $ 9.411      $12.032         3,834
                              2010       $12.032      $13.481         3,834
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.438         9,096
                              2002       $ 9.438      $ 7.166        13,228
                              2003       $ 7.166      $ 8.974        12,619
                              2004       $ 8.974      $ 9.718        10,597
                              2005       $ 9.718      $ 9.965         9,718
                              2006       $ 9.965      $11.273         6,224
                              2007       $11.273      $11.622         5,545
                              2008       $11.622      $ 7.158         4,505
                              2009       $ 7.158      $ 8.860         4,505
                              2010       $ 8.860      $ 9.968         4,505
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.770         3,377
                              2002       $ 8.770      $ 5.814         1,912
                              2003       $ 5.814      $ 7.269         1,586
                              2004       $ 7.269      $ 7.640         1,028
                              2005       $ 7.640      $ 8.096         1,062
                              2006       $ 8.096      $ 8.177         1,209
                              2007       $ 8.177      $ 9.390             0
                              2008       $ 9.390      $ 4.703             0
                              2009       $ 4.703      $ 7.668             0
                              2010       $ 7.668      $ 9.024             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.757         3,870
                              2002       $ 8.757      $ 5.790         8,296
                              2003       $ 5.790      $ 7.223        10,585
                              2004       $ 7.223      $ 7.572        11,139
                              2005       $ 7.572      $ 8.003         8,411
                              2006       $ 8.003      $ 8.065         6,818
                              2007       $ 8.065      $ 9.235         5,354
                              2008       $ 9.235      $ 4.614         4,469
                              2009       $ 4.614      $ 7.504         4,427
                              2010       $ 7.504      $ 8.810         4,088
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.028        14,478
                              2003       $ 8.028      $10.308        21,527
                              2004       $10.308      $11.885        20,092
                              2005       $11.885      $12.150        24,574
                              2006       $12.150      $13.844        19,413
                              2007       $13.844      $13.276        17,317
                              2008       $13.276      $ 8.368        16,968
                              2009       $ 8.368      $10.550        16,520
                              2010       $10.550      $11.985        14,874
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.112           244
                              2005       $11.112      $12.123           822
                              2006       $12.123      $12.490           822
                              2007       $12.490      $14.421           821
                              2008       $14.421      $ 7.527           821
                              2009       $ 7.527      $11.557           821
                              2010       $11.557      $14.443           820
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.846         5,928
                              2002       $ 9.846      $ 6.958        19,174
                              2003       $ 6.958      $ 9.668        20,791
                              2004       $ 9.668      $10.877        17,046
                              2005       $10.877      $11.995        15,165
                              2006       $11.995      $14.216         8,240
                              2007       $14.216      $15.052         6,428
                              2008       $15.052      $ 8.677         5,795
                              2009       $ 8.677      $11.860         5,564
                              2010       $11.860      $14.235         4,009
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.299         1,366
                              2002       $ 8.299      $ 6.268         5,673
                              2003       $ 6.268      $ 7.211         5,791
                              2004       $ 7.211      $ 8.516         3,637
                              2005       $ 8.516      $ 9.563         5,915
                              2006       $ 9.563      $11.270         5,807
                              2007       $11.270      $13.282         5,707
                              2008       $13.282      $ 8.679         5,700
                              2009       $ 8.679      $10.127         5,761
                              2010       $10.127      $10.614         5,831
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.175         3,973
                              2002       $ 9.175      $ 6.951         2,316
                              2003       $ 6.951      $ 8.584         1,503
                              2004       $ 8.584      $ 9.480         1,222
                              2005       $ 9.480      $11.424         1,110
                              2006       $11.424      $12.074         1,039
                              2007       $12.074      $14.152           933
                              2008       $14.152      $ 7.086           870
                              2009       $ 7.086      $11.763           807
                              2010       $11.763      $14.521           366
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.208        22,051
                              2002       $ 9.200      $ 7.102        23,263
                              2003       $ 7.102      $ 8.545        23,537
                              2004       $ 8.545      $ 9.302        21,461
                              2005       $ 9.302      $10.769         9,432
                              2006       $10.769      $10.988         9,364
                              2007       $10.988      $12.863         7,084
                              2008       $12.863      $ 6.599         6,900
                              2009       $ 6.599      $11.070         6,411
                              2010       $11.070      $13.851         4,679
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.545        10,888
                              2002       $ 9.545      $ 7.354        12,537
                              2003       $ 7.354      $ 9.293        13,535
                              2004       $ 9.293      $10.264        13,451
                              2005       $10.264      $10.920         2,830
                              2006       $10.920      $13.927         2,759
                              2007       $13.927      $15.771         2,696
                              2008       $15.771      $ 8.850         2,412
                              2009       $ 8.850      $11.071         2,257
                              2010       $11.071      $11.627         2,122
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.694             0
                              2002       $ 9.694      $ 6.960         1,650

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.960      $ 8.935         1,648
                              2004       $ 8.935      $ 9.851         1,646
                              2005       $ 9.851      $10.296         1,644
                              2006       $10.296      $11.965         1,642
                              2007       $11.965      $13.707         1,642
                              2008       $13.707      $ 7.542         1,642
                              2009       $ 7.542      $ 7.199             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.409         2,021
                              2002       $10.409      $10.759         5,487
                              2003       $10.759      $11.418         8,409
                              2004       $11.418      $11.780         5,504
                              2005       $11.780      $11.923         6,781
                              2006       $11.923      $12.332         6,706
                              2007       $12.332      $12.801         5,704
                              2008       $12.801      $11.424         5,585
                              2009       $11.424      $13.717         4,177
                              2010       $13.717      $14.682         4,170
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.110             0
                              2002       $10.110      $10.465         1,022
                              2003       $10.465      $10.479         1,961
                              2004       $10.479      $10.409         2,039
                              2005       $10.409      $10.375         6,052
                              2006       $10.375      $10.598         6,114
                              2007       $10.598      $10.696         7,738
                              2008       $10.696      $ 8.904         7,525
                              2009       $ 8.904      $ 9.228         7,079
                              2010       $ 9.228      $ 9.262         7,105
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.042         3,050
                              2002       $10.042      $ 9.967        22,709
                              2003       $ 9.967      $ 9.827        24,432
                              2004       $ 9.827      $ 9.708        24,078
                              2005       $ 9.708      $ 9.774        23,530
                              2006       $ 9.774      $10.015        10,784
                              2007       $10.015      $10.292        16,741
                              2008       $10.292      $10.327         1,405
                              2009       $10.327      $10.141           135
                              2010       $10.141      $ 9.958           104
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.522        16,619
                              2002       $ 9.522      $ 8.404        22,766
                              2003       $ 8.404      $10.387        22,832
                              2004       $10.387      $11.231        22,844
                              2005       $11.231      $11.917        22,267

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.917      $13.427        21,407
                              2007       $13.427      $14.286        22,133
                              2008       $14.286      $10.632        21,924
                              2009       $10.632      $12.469        21,478
                              2010       $12.469      $13.038        21,000
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.443           835
                              2002       $ 9.443      $ 7.511         1,134
                              2003       $ 7.511      $ 9.394         1,830
                              2004       $ 9.394      $10.249         2,453
                              2005       $10.249      $10.590         1,618
                              2006       $10.590      $12.053         1,618
                              2007       $12.053      $11.118         1,618
                              2008       $11.118      $ 6.692           697
                              2009       $ 6.692      $ 8.530           697
                              2010       $ 8.530      $ 9.579           697
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.168         6,531
                              2002       $ 9.168      $ 7.411        12,641
                              2003       $ 7.411      $ 9.352        12,721
                              2004       $ 9.352      $10.670        12,098
                              2005       $10.670      $11.755        11,375
                              2006       $11.755      $14.742        10,224
                              2007       $14.742      $15.684         8,943
                              2008       $15.684      $ 8.631         8,945
                              2009       $ 8.631      $10.562         8,549
                              2010       $10.562      $11.411         8,617
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.284         3,602
                              2003       $ 7.284      $10.703         4,910
                              2004       $10.703      $13.264         5,377
                              2005       $13.264      $13.940         6,879
                              2006       $13.940      $16.055         5,110
                              2007       $16.055      $13.758         5,078
                              2008       $13.758      $ 8.191         4,668
                              2009       $ 8.191      $10.578         4,323
                              2010       $10.578      $13.085         4,288
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.105        11,986
                              2002       $ 9.105      $ 6.568        12,469
                              2003       $ 6.568      $ 8.055        12,622
                              2004       $ 8.055      $ 8.307        12,622
                              2005       $ 8.307      $ 8.621         2,021
                              2006       $ 8.621      $ 8.926         2,021
                              2007       $ 8.926      $ 9.247         2,011
                              2008       $ 9.247      $ 5.717         1,991

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.717      $ 9.200        1,981
                              2010       $ 9.200      $10.912        1,970
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.623            0
                              2002       $ 9.623      $ 6.816        2,619
                              2003       $ 6.816      $ 8.360        3,917
                              2004       $ 8.360      $ 8.847        1,682
                              2005       $ 8.847      $10.051        1,090
                              2006       $10.051      $10.275        1,059
                              2007       $10.275      $12.297        1,032
                              2008       $12.297      $ 6.135          736
                              2009       $ 6.135      $ 9.973          736
                              2010       $ 9.973      $12.031          736
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.256            0
                              2002       $ 9.256      $ 8.726            0
                              2003       $ 8.726      $12.823            0
                              2004       $12.823      $15.501          539
                              2005       $15.501      $20.374        1,756
                              2006       $20.374      $27.436        2,185
                              2007       $27.436      $37.832        1,670
                              2008       $37.832      $16.111        1,736
                              2009       $16.111      $26.868        1,665
                              2010       $26.868      $31.401        1,646
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.787            0
                              2002       $ 9.787      $ 7.422            0
                              2003       $ 7.422      $ 9.286            0
                              2004       $ 9.286      $10.703          677
                              2005       $10.703      $11.673          747
                              2006       $11.673      $14.342            0
                              2007       $14.342      $16.135            0
                              2008       $16.135      $ 8.773            0
                              2009       $ 8.773      $11.415            0
                              2010       $11.415      $11.846            0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.302            0
                              2003       $ 7.302      $10.165        1,710
                              2004       $10.165      $12.136        2,171
                              2005       $12.136      $14.010        2,693
                              2006       $14.010      $15.032        2,693
                              2007       $15.032      $18.103        2,693
                              2008       $18.103      $ 9.462        2,231
                              2009       $ 9.462      $14.647        2,231
                              2010       $14.647      $19.029        2,231

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.581            0
                              2002       $10.581      $ 9.911        2,727
                              2003       $ 9.911      $13.475        3,445
                              2004       $13.475      $18.046        3,382
                              2005       $18.046      $20.741        3,631
                              2006       $20.741      $28.115        1,978
                              2007       $28.115      $22.890        2,002
                              2008       $22.890      $13.957        1,909
                              2009       $13.957      $17.590        1,552
                              2010       $17.590      $22.446        1,449



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.74



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.509        40,349
                              2002       $ 9.509      $ 7.257       101,407
                              2003       $ 7.257      $ 9.417       115,918
                              2004       $ 9.417      $10.283       106,290
                              2005       $10.283      $10.560        92,313
                              2006       $10.560      $12.129        78,450
                              2007       $12.129      $12.486        47,878
                              2008       $12.486      $ 7.270        49,783
                              2009       $ 7.270      $ 8.589        29,198
                              2010       $ 8.589      $ 9.512        26,242
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.119           830
                              2002       $ 9.119      $ 6.422         1,853
                              2003       $ 6.422      $ 8.493         9,088
                              2004       $ 8.493      $ 9.550         2,878
                              2005       $ 9.550      $10.467         2,876
                              2006       $10.467      $10.149         1,741
                              2007       $10.149      $11.225         1,181
                              2008       $11.225      $ 6.326         1,080
                              2009       $ 6.326      $ 8.251           952
                              2010       $ 8.251      $ 9.300           951
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.306         3,186
                              2002       $ 9.306      $ 6.318        11,614
                              2003       $ 6.318      $ 7.653        16,483
                              2004       $ 7.653      $ 8.140        15,850
                              2005       $ 8.140      $ 9.179        14,908
                              2006       $ 9.179      $ 8.954        13,695
                              2007       $ 8.954      $ 9.987        21,006
                              2008       $ 9.987      $ 5.900        17,794

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB - ACCOUNTS            DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
--------------            ------------ ------------ ------------ --------------
                              2009       $ 5.900      $ 7.942         3,521
                              2010       $ 7.942      $ 8.564         3,521
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677             0
                              2005       $10.677      $10.830           835
                              2006       $10.830      $11.629           760
                              2007       $11.629      $11.726         2,832
                              2008       $11.726      $ 8.821         2,668
                              2009       $ 8.821      $12.358             0
                              2010       $12.358      $13.741             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.221         8,134
                              2005       $11.221      $11.193        19,028
                              2006       $11.193      $12.994        17,847
                              2007       $12.994      $13.235        17,228
                              2008       $13.235      $ 9.140         7,181
                              2009       $ 9.140      $12.167         4,976
                              2010       $12.167      $13.459         4,976
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.867           637
                              2006       $11.867      $13.792         8,217
                              2007       $13.792      $14.011        13,110
                              2008       $14.011      $ 8.651         7,660
                              2009       $ 8.651      $10.705         1,205
                              2010       $10.705      $11.687             0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.500             0
                              2005       $11.500      $12.438        11,647
                              2006       $12.438      $14.831        14,719
                              2007       $14.831      $16.809        13,984
                              2008       $16.809      $ 9.839         9,961
                              2009       $ 9.839      $13.238         2,943
                              2010       $13.238      $14.089         2,255
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.224         4,010
                              2002       $ 9.224      $ 6.850         8,484
                              2003       $ 6.850      $ 8.710         6,482
                              2004       $ 8.710      $ 9.118         5,340
                              2005       $ 9.118      $ 9.743         3,913
                              2006       $ 9.743      $10.169         5,649
                              2007       $10.169      $11.181         4,266
                              2008       $11.181      $ 6.313         3,240
                              2009       $ 6.313      $ 7.504         2,218

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.504      $ 8.508         2,221
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.782         6,336
                              2007       $10.782      $11.444         3,885
                              2008       $11.444      $ 7.848         1,740
                              2009       $ 7.848      $ 9.886         1,638
                              2010       $ 9.886      $10.633         1,637
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.300        16,542
                              2002       $ 9.300      $ 7.466        31,608
                              2003       $ 7.466      $ 9.347        29,987
                              2004       $ 9.347      $ 9.930        32,617
                              2005       $ 9.930      $10.271        21,417
                              2006       $10.271      $11.176        21,993
                              2007       $11.176      $11.399        17,433
                              2008       $11.399      $ 7.111        12,836
                              2009       $ 7.111      $ 8.653        12,148
                              2010       $ 8.653      $ 9.362        12,145
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.675         1,394
                              2002       $ 9.675      $ 8.290         6,004
                              2003       $ 8.290      $10.714         7,622
                              2004       $10.714      $12.060        16,555
                              2005       $12.060      $12.571        20,868
                              2006       $12.571      $15.009        18,314
                              2007       $15.009      $15.731        15,829
                              2008       $15.731      $ 9.099        19,142
                              2009       $ 9.099      $10.372         9,411
                              2010       $10.372      $11.393         9,421
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.709         1,226
                              2002       $ 7.709      $ 7.011         9,124
                              2003       $ 7.011      $ 8.772        14,666
                              2004       $ 8.772      $ 9.435        13,826
                              2005       $ 9.435      $ 9.442        11,692
                              2006       $ 9.442      $10.105        10,053
                              2007       $10.105      $10.307         1,605
                              2008       $10.307      $ 7.772         1,027
                              2009       $ 7.772      $11.008           727
                              2010       $11.008      $11.883           721

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.616         6,298
                              2002       $ 9.616      $ 8.689         4,618
                              2003       $ 8.689      $10.280        12,308
                              2004       $10.280      $11.175        12,305
                              2005       $11.175      $11.708        12,939
                              2006       $11.708      $13.100        11,722
                              2007       $13.100      $13.228        11,439
                              2008       $13.228      $ 9.553         6,614
                              2009       $ 9.553      $11.713         4,173
                              2010       $11.713      $12.896         3,970
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802             0
                              2005       $10.802      $11.412             0
                              2006       $11.412      $12.464             0
                              2007       $12.464      $13.404             0
                              2008       $13.404      $ 9.407           293
                              2009       $ 9.407      $12.025           144
                              2010       $12.025      $13.472           141
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.430         5,933
                              2002       $ 9.437      $ 7.165        11,051
                              2003       $ 7.165      $ 8.971        18,993
                              2004       $ 8.971      $ 9.714        51,235
                              2005       $ 9.714      $ 9.960        42,193
                              2006       $ 9.960      $11.267        20,801
                              2007       $11.267      $11.614        13,117
                              2008       $11.614      $ 7.153         7,251
                              2009       $ 7.153      $ 8.852         8,943
                              2010       $ 8.852      $ 9.959        10,198
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.770         1,154
                              2002       $ 8.770      $ 5.813         2,104
                              2003       $ 5.813      $ 7.267         2,103
                              2004       $ 7.267      $ 7.637         2,103
                              2005       $ 7.637      $ 8.093         2,102
                              2006       $ 8.093      $ 8.172         1,714
                              2007       $ 8.172      $ 9.383         1,698
                              2008       $ 9.383      $ 4.699         1,150
                              2009       $ 4.699      $ 7.662         1,150
                              2010       $ 7.662      $ 9.015         1,149

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.757         4,181
                              2002       $ 8.757      $ 5.789        11,391
                              2003       $ 5.789      $ 7.221        27,227
                              2004       $ 7.221      $ 7.570        24,426
                              2005       $ 7.570      $ 8.000        20,438
                              2006       $ 8.000      $ 8.060        18,987
                              2007       $ 8.060      $ 9.229        17,641
                              2008       $ 9.229      $ 4.611        16,096
                              2009       $ 4.611      $ 7.498        15,249
                              2010       $ 7.498      $ 8.802        12,288
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.028        40,034
                              2003       $ 8.028      $10.306        48,193
                              2004       $10.306      $11.882        48,186
                              2005       $11.882      $12.146        41,048
                              2006       $12.146      $13.838        36,279
                              2007       $13.838      $13.268        32,689
                              2008       $13.268      $ 8.362        30,661
                              2009       $ 8.362      $10.542        22,053
                              2010       $10.542      $11.974        21,851
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.111             0
                              2005       $11.111      $12.120             0
                              2006       $12.120      $12.485             0
                              2007       $12.485      $14.413             0
                              2008       $14.413      $ 7.523             0
                              2009       $ 7.523      $11.549             0
                              2010       $11.549      $14.432             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.845        13,669
                              2002       $ 9.845      $ 6.957        54,846
                              2003       $ 6.957      $ 9.665        57,906
                              2004       $ 9.665      $10.874        51,083
                              2005       $10.874      $11.990        47,023
                              2006       $11.990      $14.209        40,603
                              2007       $14.209      $15.042        34,762
                              2008       $15.042      $ 8.670        28,860
                              2009       $ 8.670      $11.850        17,687
                              2010       $11.850      $14.221        17,281
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.299         2,364
                              2002       $ 8.299      $ 6.267         5,972
                              2003       $ 6.267      $ 7.209         5,863
                              2004       $ 7.209      $ 8.513         5,862
                              2005       $ 8.513      $ 9.558         6,309
                              2006       $ 9.558      $11.264         5,938
                              2007       $11.264      $13.274         5,882
                              2008       $13.274      $ 8.673         6,327
                              2009       $ 8.673      $10.118         5,241
                              2010       $10.118      $10.604         4,582
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.174         5,184
                              2002       $ 9.174      $ 6.950         9,472
                              2003       $ 6.950      $ 8.582         5,744
                              2004       $ 8.582      $ 9.476         5,113
                              2005       $ 9.476      $11.418         3,402
                              2006       $11.418      $12.067         3,401
                              2007       $12.067      $14.143         3,979
                              2008       $14.143      $ 7.081         3,994
                              2009       $ 7.081      $11.753         3,993
                              2010       $11.753      $14.508         3,992
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.208         8,290
                              2002       $ 9.208      $ 7.101        15,924
                              2003       $ 7.101      $ 8.543        26,502
                              2004       $ 8.543      $ 9.299        26,861
                              2005       $ 9.299      $10.764        17,923
                              2006       $10.764      $10.982         9,355
                              2007       $10.982      $12.855         5,856
                              2008       $12.855      $ 6.594         4,187
                              2009       $ 6.594      $11.061         4,185
                              2010       $11.061      $13.838         5,374
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.544         2,088
                              2002       $ 9.544      $ 7.353         9,116
                              2003       $ 7.353      $ 9.291        11,344
                              2004       $ 9.291      $10.260        11,682
                              2005       $10.260      $10.915        10,926
                              2006       $10.915      $13.919        14,625
                              2007       $13.919      $15.760         8,998
                              2008       $15.760      $ 8.843         8,963
                              2009       $ 8.843      $11.062         9,744
                              2010       $11.062      $11.616         9,669
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.966         1,368
                              2002       $ 8.966      $ 6.959         1,401

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.959      $ 8.933         2,582
                              2004       $ 8.933      $ 9.848         2,573
                              2005       $ 9.848      $10.291         2,699
                              2006       $10.291      $11.958         3,148
                              2007       $11.958      $13.698         2,851
                              2008       $13.698      $ 7.536           296
                              2009       $ 7.536      $ 7.193             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.409        17,399
                              2002       $10.409      $10.757        13,431
                              2003       $10.757      $11.415        54,139
                              2004       $11.415      $11.776        33,502
                              2005       $11.776      $11.917        43,259
                              2006       $11.917      $12.325        40,886
                              2007       $12.325      $12.793        37,797
                              2008       $12.793      $11.415        34,086
                              2009       $11.415      $13.706        29,058
                              2010       $13.706      $14.668        28,759
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.267        14,958
                              2002       $10.267      $10.464        34,867
                              2003       $10.464      $10.476        25,275
                              2004       $10.476      $10.406        24,002
                              2005       $10.406      $10.371        16,570
                              2006       $10.371      $10.592        12,428
                              2007       $10.592      $10.689        12,445
                              2008       $10.689      $ 8.897        14,168
                              2009       $ 8.897      $ 9.221        45,998
                              2010       $ 9.221      $ 9.253        45,395
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.042        62,503
                              2002       $10.042      $ 9.965        91,643
                              2003       $ 9.965      $ 9.825        62,778
                              2004       $ 9.825      $ 9.705        31,619
                              2005       $ 9.705      $ 9.770        20,991
                              2006       $ 9.770      $10.010        13,535
                              2007       $10.010      $10.285         1,471
                              2008       $10.285      $10.319         5,892
                              2009       $10.319      $10.132         5,705
                              2010       $10.132      $ 9.949         5,701
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.522         7,403
                              2002       $ 9.520      $ 8.402        21,585
                              2003       $ 8.402      $10.385        36,214
                              2004       $10.385      $11.227        30,261
                              2005       $11.227      $11.911        29,015

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.911      $13.419        35,078
                              2007       $13.419      $14.277        30,417
                              2008       $14.277      $10.624        27,567
                              2009       $10.624      $12.458        24,673
                              2010       $12.458      $13.026        23,514
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.442         3,685
                              2002       $ 9.442      $ 7.510         2,711
                              2003       $ 7.510      $ 9.392         1,716
                              2004       $ 9.392      $10.245         1,684
                              2005       $10.245      $10.585         1,688
                              2006       $10.585      $12.046         1,058
                              2007       $12.046      $11.111         1,058
                              2008       $11.111      $ 6.687         1,058
                              2009       $ 6.687      $ 8.522         1,058
                              2010       $ 8.522      $ 9.570         1,058
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.167         4,725
                              2002       $ 9.167      $ 7.410        12,230
                              2003       $ 7.410      $ 9.350        18,700
                              2004       $ 9.350      $10.666        18,280
                              2005       $10.666      $11.750        17,420
                              2006       $11.750      $14.734        19,992
                              2007       $14.734      $15.674        17,540
                              2008       $15.674      $ 8.625        16,994
                              2009       $ 8.625      $10.553        14,118
                              2010       $10.553      $11.400        11,711
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.284        23,862
                              2003       $ 7.284      $10.701        10,448
                              2004       $10.701      $13.261        13,094
                              2005       $13.261      $13.935         9,363
                              2006       $13.935      $16.048         8,914
                              2007       $16.048      $13.750         5,025
                              2008       $13.750      $ 8.185         4,662
                              2009       $ 8.185      $10.570         3,867
                              2010       $10.570      $13.074         5,587
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.105        15,362
                              2002       $ 9.105      $ 6.567        42,101
                              2003       $ 6.567      $ 8.053        42,280
                              2004       $ 8.053      $ 8.304        41,085
                              2005       $ 8.304      $ 8.618        34,313
                              2006       $ 8.618      $ 8.921        34,030
                              2007       $ 8.921      $ 9.241         4,470
                              2008       $ 9.241      $ 5.712         4,373

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.712      $ 9.192        2,441
                              2010       $ 9.192      $10.901            0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.623          605
                              2002       $ 9.623      $ 6.815          712
                              2003       $ 6.815      $ 8.358        1,095
                              2004       $ 8.358      $ 8.844        1,104
                              2005       $ 8.844      $10.047        1,037
                              2006       $10.047      $10.269        2,036
                              2007       $10.269      $12.289          300
                              2008       $12.289      $ 6.130            0
                              2009       $ 6.130      $ 9.964            0
                              2010       $ 9.964      $12.019            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.255            0
                              2002       $ 9.255      $ 8.724        3,749
                              2003       $ 8.724      $12.820          426
                              2004       $12.820      $15.495          369
                              2005       $15.495      $20.364        1,140
                              2006       $20.364      $27.421        3,521
                              2007       $27.421      $37.807        3,057
                              2008       $37.807      $16.099        2,944
                              2009       $16.099      $26.845        2,749
                              2010       $26.845      $31.371        2,707
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.087        2,449
                              2002       $ 9.087      $ 7.421        2,988
                              2003       $ 7.421      $ 9.284        5,737
                              2004       $ 9.284      $10.699        5,427
                              2005       $10.699      $11.667        6,343
                              2006       $11.667      $14.334        5,928
                              2007       $14.334      $16.125        4,129
                              2008       $16.125      $ 8.766          941
                              2009       $ 8.766      $11.406        3,684
                              2010       $11.406      $11.834          155
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.302           66
                              2003       $ 7.302      $10.163        4,253
                              2004       $10.163      $12.132        4,035
                              2005       $12.132      $14.005        3,899
                              2006       $14.005      $15.025        3,464
                              2007       $15.025      $18.093        7,549
                              2008       $18.093      $ 9.456        6,152
                              2009       $ 9.456      $14.636        1,072
                              2010       $14.636      $19.013          984

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.244         5,124
                              2002       $10.244      $ 9.910        11,314
                              2003       $ 9.910      $13.471         3,464
                              2004       $13.471      $18.040         3,919
                              2005       $18.040      $20.732         5,922
                              2006       $20.732      $28.100         5,927
                              2007       $28.100      $22.875         3,636
                              2008       $22.875      $13.947         2,663
                              2009       $13.947      $17.575         2,324
                              2010       $17.575      $22.424         2,312



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.213      $10.040      2,415,219
                              2002       $10.040      $ 7.661      4,521,368
                              2003       $ 7.661      $ 9.942      5,085,088
                              2004       $ 9.942      $10.855      4,668,739
                              2005       $10.855      $11.146      4,090,295
                              2006       $11.146      $12.801      3,434,765
                              2007       $12.801      $13.176      2,698,684
                              2008       $13.176      $ 7.670      1,987,934
                              2009       $ 7.670      $ 9.062      1,774,647
                              2010       $ 9.062      $10.035      1,555,509
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.978      $ 5.979        528,503
                              2002       $ 5.979      $ 4.210        832,952
                              2003       $ 4.210      $ 5.567      1,079,645
                              2004       $ 5.567      $ 6.259      1,300,828
                              2005       $ 6.259      $ 6.860      1,381,719
                              2006       $ 6.860      $ 6.651      1,281,664
                              2007       $ 6.651      $ 7.355        972,840
                              2008       $ 7.355      $ 4.144        785,593
                              2009       $ 4.144      $ 5.406        753,621
                              2010       $ 5.406      $ 6.092        663,782
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $ 7.956      $ 6.450      1,128,214
                              2002       $ 6.450      $ 4.379      1,651,117
                              2003       $ 4.379      $ 5.303      1,756,540
                              2004       $ 5.303      $ 5.641      1,564,218
                              2005       $ 5.641      $ 6.359      1,465,897
                              2006       $ 6.359      $ 6.203      1,454,980
                              2007       $ 6.203      $ 6.918      1,256,692
                              2008       $ 6.918      $ 4.087      1,083,676

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 4.087      $ 5.500        937,718
                              2010       $ 5.500      $ 5.930        827,739
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.677         42,624
                              2005       $10.677      $10.828         54,130
                              2006       $10.828      $11.625         69,780
                              2007       $11.625      $11.721         55,283
                              2008       $11.721      $ 8.816         60,306
                              2009       $ 8.816      $12.350         81,860
                              2010       $12.350      $13.731         86,910
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.220        144,870
                              2005       $11.220      $11.191        462,215
                              2006       $11.191      $12.991        713,094
                              2007       $12.991      $13.230        843,262
                              2008       $13.230      $ 9.136        666,996
                              2009       $ 9.136      $12.161        678,017
                              2010       $12.161      $13.451        569,692
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.932         92,727
                              2005       $10.932      $11.865        291,753
                              2006       $11.865      $13.789        502,147
                              2007       $13.789      $14.005        496,997
                              2008       $14.005      $ 8.646        323,061
                              2009       $ 8.646      $10.699        318,176
                              2010       $10.699      $11.679        306,157
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.499        134,646
                              2005       $11.499      $12.436        459,858
                              2006       $12.436      $14.827        602,947
                              2007       $14.827      $16.803        540,077
                              2008       $16.803      $ 9.835        410,746
                              2009       $ 9.835      $13.230        433,191
                              2010       $13.230      $14.080        420,070
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $ 8.261      $ 6.221        879,656
                              2002       $ 6.221      $ 4.619      1,496,142
                              2003       $ 4.619      $ 5.874      1,627,186
                              2004       $ 5.874      $ 6.148      1,543,912
                              2005       $ 6.148      $ 6.569      1,391,899
                              2006       $ 6.569      $ 6.855      1,620,505
                              2007       $ 6.855      $ 7.537      1,328,800
                              2008       $ 7.537      $ 4.255      1,042,965
                              2009       $ 4.255      $ 5.057        985,737

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 5.057      $ 5.733        879,695
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.781        940,918
                              2007       $10.781      $11.442        757,347
                              2008       $11.442      $ 7.846        556,068
                              2009       $ 7.846      $ 9.882        500,105
                              2010       $ 9.882      $10.628        444,294
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.653      $ 9.890      1,578,584
                              2002       $ 9.890      $ 7.938      2,860,148
                              2003       $ 7.938      $ 9.937      3,379,413
                              2004       $ 9.937      $10.556      3,154,351
                              2005       $10.556      $10.918      2,941,147
                              2006       $10.918      $11.879      2,484,631
                              2007       $11.879      $12.115      2,100,896
                              2008       $12.115      $ 7.557      1,691,107
                              2009       $ 7.557      $ 9.194      1,540,114
                              2010       $ 9.194      $ 9.946      1,165,045
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $ 9.903      $ 9.904        443,781
                              2002       $ 9.904      $ 7.792      1,032,571
                              2003       $ 7.792      $10.069      1,394,809
                              2004       $10.069      $11.333      1,626,502
                              2005       $11.333      $11.812      1,516,768
                              2006       $11.812      $14.102      1,286,764
                              2007       $14.102      $14.778      1,021,614
                              2008       $14.778      $ 8.547        746,029
                              2009       $ 8.547      $ 9.742        681,802
                              2010       $ 9.742      $10.700        582,598
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $ 6.925      $ 4.492        383,103
                              2002       $ 4.492      $ 4.085        926,754
                              2003       $ 4.085      $ 5.110      1,944,473
                              2004       $ 5.110      $ 5.496      1,395,462
                              2005       $ 5.496      $ 5.499      1,286,402
                              2006       $ 5.499      $ 5.885        952,543
                              2007       $ 5.885      $ 6.002        784,200
                              2008       $ 6.002      $ 4.525        584,219
                              2009       $ 4.525      $ 6.409        503,699
                              2010       $ 6.409      $ 6.917        449,958

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.001      $10.024        179,563
                              2002       $10.024      $ 9.057        491,480
                              2003       $ 9.057      $10.714        776,916
                              2004       $10.714      $11.645        741,291
                              2005       $11.645      $12.199        645,319
                              2006       $12.199      $13.648        634,974
                              2007       $13.648      $13.781        493,633
                              2008       $13.781      $ 9.951        317,825
                              2009       $ 9.951      $12.200        295,413
                              2010       $12.200      $13.431        270,063
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.802         41,109
                              2005       $10.802      $11.411         88,723
                              2006       $11.411      $12.462        108,969
                              2007       $12.462      $13.401         98,872
                              2008       $13.401      $ 9.403         82,016
                              2009       $ 9.403      $12.019         95,476
                              2010       $12.019      $13.464         89,693
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $ 8.933      $ 7.670      2,012,604
                              2002       $ 7.670      $ 5.823      3,905,323
                              2003       $ 5.823      $ 7.290      4,735,787
                              2004       $ 7.290      $ 7.893      4,561,829
                              2005       $ 7.893      $ 8.092      3,977,510
                              2006       $ 8.092      $ 9.153      3,410,096
                              2007       $ 9.153      $ 9.434      2,759,344
                              2008       $ 9.434      $ 5.809      2,229,452
                              2009       $ 5.809      $ 7.189      2,135,346
                              2010       $ 7.189      $ 8.087      1,858,049
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.106      $ 5.451      2,276,631
                              2002       $ 5.451      $ 3.612      2,047,802
                              2003       $ 3.612      $ 4.516      1,832,709
                              2004       $ 4.516      $ 4.745      1,475,725
                              2005       $ 4.745      $ 5.028      1,270,965
                              2006       $ 5.028      $ 5.077      1,003,582
                              2007       $ 5.077      $ 5.829        758,126
                              2008       $ 5.829      $ 2.919        655,030
                              2009       $ 2.919      $ 4.758        609,678
                              2010       $ 4.758      $ 5.598        505,870

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.080      1,087,677
                              2002       $ 8.080      $ 5.342      2,448,148
                              2003       $ 5.342      $ 6.662      2,776,672
                              2004       $ 6.662      $ 6.983      2,487,740
                              2005       $ 6.983      $ 7.379      2,167,218
                              2006       $ 7.379      $ 7.434      1,907,902
                              2007       $ 7.434      $ 8.512      1,560,383
                              2008       $ 8.512      $ 4.252      1,254,025
                              2009       $ 4.252      $ 6.913      1,068,985
                              2010       $ 6.913      $ 8.115        935,838
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.027      2,060,862
                              2003       $ 8.027      $10.305      3,981,373
                              2004       $10.305      $11.879      4,692,162
                              2005       $11.879      $12.141      4,582,941
                              2006       $12.141      $13.832      4,010,523
                              2007       $13.832      $13.261      3,247,626
                              2008       $13.261      $ 8.357      2,517,172
                              2009       $ 8.357      $10.534      2,275,796
                              2010       $10.534      $11.964      1,993,232
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.110        185,623
                              2005       $11.110      $12.120        174,188
                              2006       $12.120      $12.484        177,939
                              2007       $12.484      $14.411        151,192
                              2008       $14.411      $ 7.521        130,716
                              2009       $ 7.521      $11.545        129,677
                              2010       $11.545      $14.425        117,496
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.202      $ 9.699      1,402,322
                              2002       $ 9.699      $ 6.853      3,137,440
                              2003       $ 6.853      $ 9.520      3,453,572
                              2004       $ 9.520      $10.709      3,298,103
                              2005       $10.709      $11.807      2,998,788
                              2006       $11.807      $13.991      2,647,402
                              2007       $13.991      $14.810      2,093,332
                              2008       $14.810      $ 8.536      1,536,256
                              2009       $ 8.536      $11.664      1,349,041
                              2010       $11.664      $13.998      1,158,219
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.101      $ 7.339        833,046
                              2002       $ 7.339      $ 5.541      1,077,478
                              2003       $ 5.541      $ 6.374      1,077,891
                              2004       $ 6.374      $ 7.526        995,363
                              2005       $ 7.526      $ 8.449        955,425
                              2006       $ 8.449      $ 9.956        863,444
                              2007       $ 9.956      $11.731        634,995
                              2008       $11.731      $ 7.664        506,869
                              2009       $ 7.664      $ 8.940        476,903
                              2010       $ 8.940      $ 9.369        403,616
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.650      $ 6.762      1,061,789
                              2002       $ 6.762      $ 5.122      1,360,374
                              2003       $ 5.122      $ 6.324      1,518,112
                              2004       $ 6.324      $ 6.982      1,294,253
                              2005       $ 6.982      $ 8.412      1,123,088
                              2006       $ 8.412      $ 8.890      1,056,141
                              2007       $ 8.890      $10.417        819,901
                              2008       $10.417      $ 5.215        658,557
                              2009       $ 5.215      $ 8.655        564,547
                              2010       $ 8.655      $10.683        497,078
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $ 9.501      $ 6.801      2,807,145
                              2002       $ 6.801      $ 5.244      4,539,999
                              2003       $ 5.244      $ 6.309      5,149,626
                              2004       $ 6.309      $ 6.867      4,596,555
                              2005       $ 6.867      $ 7.947      3,934,936
                              2006       $ 7.947      $ 8.108      3,309,829
                              2007       $ 8.108      $ 9.490      2,509,059
                              2008       $ 9.490      $ 4.867      2,003,923
                              2009       $ 4.867      $ 8.164      1,797,094
                              2010       $ 8.164      $10.212      1,549,507
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $ 9.164      $ 7.383      1,088,233
                              2002       $ 7.383      $ 5.688      1,709,498
                              2003       $ 5.688      $ 7.186      1,769,973
                              2004       $ 7.186      $ 7.935      1,647,296
                              2005       $ 7.935      $ 8.441      1,401,134
                              2006       $ 8.441      $10.762      1,250,182
                              2007       $10.762      $12.185        952,301
                              2008       $12.185      $ 6.836        729,431
                              2009       $ 6.836      $ 8.551        613,421
                              2010       $ 8.551      $ 8.978        558,150
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $ 8.390      $ 6.297        309,367
                              2002       $ 6.297      $ 4.877        446,731

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 4.877      $ 6.273        527,968
                              2004       $ 6.273      $ 6.914        508,753
                              2005       $ 6.914      $ 7.225        458,383
                              2006       $ 7.225      $ 8.395        397,207
                              2007       $ 8.395      $ 9.615        333,729
                              2008       $ 9.615      $ 5.289        270,598
                              2009       $ 5.289      $ 5.049              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.718      $11.502      1,097,215
                              2002       $11.502      $11.885      2,096,621
                              2003       $11.885      $12.611      2,585,587
                              2004       $12.611      $13.008      2,422,099
                              2005       $13.008      $13.163      2,051,814
                              2006       $13.163      $13.613      1,845,122
                              2007       $13.613      $14.127      1,607,901
                              2008       $14.127      $12.605      1,286,508
                              2009       $12.605      $15.133      1,214,838
                              2010       $15.133      $16.194        877,020
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.274      $10.739        752,768
                              2002       $10.739      $10.944      2,232,929
                              2003       $10.944      $10.956      3,093,826
                              2004       $10.956      $10.881      2,622,457
                              2005       $10.881      $10.843      2,353,613
                              2006       $10.843      $11.074      2,062,909
                              2007       $11.074      $11.174      1,845,204
                              2008       $11.174      $ 9.300      1,376,971
                              2009       $ 9.300      $ 9.637      1,276,044
                              2010       $ 9.637      $ 9.670      1,181,228
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.233      $10.410      2,182,137
                              2002       $10.410      $10.330      2,918,838
                              2003       $10.330      $10.183      2,162,161
                              2004       $10.183      $10.058      1,403,818
                              2005       $10.058      $10.124      1,155,833
                              2006       $10.124      $10.372      1,264,392
                              2007       $10.372      $10.656      1,495,033
                              2008       $10.656      $10.690      1,839,977
                              2009       $10.690      $10.496      1,343,716
                              2010       $10.496      $10.305      1,106,617
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $ 9.894      $ 8.702      1,542,063
                              2002       $ 8.702      $ 7.678      2,468,150
                              2003       $ 7.678      $ 9.488      2,884,770
                              2004       $ 9.488      $10.257      2,753,264
                              2005       $10.257      $10.881      2,455,142

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $10.881      $12.258      2,194,919
                              2007       $12.258      $13.039      1,742,423
                              2008       $13.039      $ 9.702      1,370,610
                              2009       $ 9.702      $11.376      1,297,611
                              2010       $11.376      $11.893      1,206,298
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.534      $ 9.679        539,368
                              2002       $ 9.679      $ 7.697        827,518
                              2003       $ 7.697      $ 9.625        985,327
                              2004       $ 9.625      $10.499        908,815
                              2005       $10.499      $10.846        778,357
                              2006       $10.846      $12.342        679,235
                              2007       $12.342      $11.383        543,343
                              2008       $11.383      $ 6.850        406,562
                              2009       $ 6.850      $ 8.729        386,105
                              2010       $ 8.729      $ 9.801        342,613
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $ 8.990      $ 7.005      1,315,715
                              2002       $ 7.005      $ 5.662      2,572,408
                              2003       $ 5.662      $ 7.144      2,667,528
                              2004       $ 7.144      $ 8.149      2,577,575
                              2005       $ 8.149      $ 8.975      2,509,433
                              2006       $ 8.975      $11.254      2,358,081
                              2007       $11.254      $11.971      2,027,505
                              2008       $11.971      $ 6.586      1,599,510
                              2009       $ 6.586      $ 8.058      1,389,789
                              2010       $ 8.058      $ 8.704      1,205,680
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.283        878,033
                              2003       $ 7.283      $10.700      1,294,572
                              2004       $10.700      $13.257      1,280,419
                              2005       $13.257      $13.930      1,222,210
                              2006       $13.930      $16.041      1,178,909
                              2007       $16.041      $13.742      1,007,299
                              2008       $13.742      $ 8.180        792,962
                              2009       $ 8.180      $10.562        710,135
                              2010       $10.562      $13.063        614,251
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $ 8.094      $ 6.164      1,324,888
                              2002       $ 6.164      $ 4.445      2,330,221
                              2003       $ 4.445      $ 5.451      2,485,962
                              2004       $ 5.451      $ 5.621      2,096,307
                              2005       $ 5.621      $ 5.832      1,746,200
                              2006       $ 5.832      $ 6.037      1,344,321
                              2007       $ 6.037      $ 6.252      1,000,204
                              2008       $ 6.252      $ 3.865        742,190

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 3.865      $ 6.218        695,994
                              2010       $ 6.218      $ 7.374        595,784
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $ 8.312      $ 6.926        583,460
                              2002       $ 6.926      $ 4.904        843,410
                              2003       $ 4.904      $ 6.014        963,208
                              2004       $ 6.014      $ 6.363      1,101,591
                              2005       $ 6.363      $ 7.228        985,765
                              2006       $ 7.228      $ 7.387        961,796
                              2007       $ 7.387      $ 8.840        816,717
                              2008       $ 8.840      $ 4.409        668,372
                              2009       $ 4.409      $ 7.166        566,804
                              2010       $ 7.166      $ 8.643        489,052
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $ 6.368      $ 5.845        309,853
                              2002       $ 5.845      $ 5.227        797,483
                              2003       $ 5.227      $ 7.680      1,014,076
                              2004       $ 7.680      $ 9.282      1,086,953
                              2005       $ 9.282      $12.198      1,006,355
                              2006       $12.198      $16.422        892,045
                              2007       $16.422      $22.641        678,030
                              2008       $22.641      $ 9.640        539,750
                              2009       $ 9.640      $16.073        518,947
                              2010       $16.073      $18.781        482,142
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $ 9.028      $ 7.152        243,882
                              2002       $ 7.152      $ 5.840        481,617
                              2003       $ 5.840      $ 7.305        684,693
                              2004       $ 7.305      $ 8.419        803,830
                              2005       $ 8.419      $ 9.180        797,967
                              2006       $ 9.180      $11.277        790,770
                              2007       $11.277      $12.684        760,910
                              2008       $12.684      $ 6.895        583,594
                              2009       $ 6.895      $ 8.970        584,996
                              2010       $ 8.970      $ 9.306        442,854
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.301        283,317
                              2003       $ 7.301      $10.161        624,223
                              2004       $10.161      $12.129        749,018
                              2005       $12.129      $14.000        761,607
                              2006       $14.000      $15.018        743,358
                              2007       $15.018      $18.083        574,097
                              2008       $18.083      $ 9.449        468,048
                              2009       $ 9.449      $14.625        394,341
                              2010       $14.625      $18.996        339,626

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $11.470      $12.367       284,418
                              2002       $12.367      $11.962       698,197
                              2003       $11.962      $16.260       856,824
                              2004       $16.260      $21.771       787,430
                              2005       $21.771      $25.018       689,910
                              2006       $25.018      $33.905       601,479
                              2007       $33.905      $27.599       460,496
                              2008       $27.599      $16.825       326,725
                              2009       $16.825      $21.199       304,316
                              2010       $21.199      $27.047       269,441



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.506        2,764
                              2002       $ 9.506      $ 7.250        4,810
                              2003       $ 7.250      $ 9.403        7,577
                              2004       $ 9.403      $10.262        7,442
                              2005       $10.262      $10.532        5,022
                              2006       $10.532      $12.089        5,022
                              2007       $12.089      $12.437        2,636
                              2008       $12.437      $ 7.237            0
                              2009       $ 7.237      $ 8.545            0
                              2010       $ 8.545      $ 9.458            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.346            0
                              2002       $ 9.346      $ 6.416            0
                              2003       $ 6.416      $ 8.480          604
                              2004       $ 8.480      $ 9.529          604
                              2005       $ 9.529      $10.438          604
                              2006       $10.438      $10.115          604
                              2007       $10.115      $11.181          604
                              2008       $11.181      $ 6.297            0
                              2009       $ 6.297      $ 8.209            0
                              2010       $ 8.209      $ 9.247            0
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.471            0
                              2002       $ 9.471      $ 6.313            0
                              2003       $ 6.313      $ 7.641          333
                              2004       $ 7.641      $ 8.123          333
                              2005       $ 8.123      $ 9.154          333
                              2006       $ 9.154      $ 8.924          333
                              2007       $ 8.924      $ 9.947          333
                              2008       $ 9.947      $ 5.873            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.873      $ 7.901          0
                              2010       $ 7.901      $ 8.515          0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.673          0
                              2005       $10.673      $10.818          0
                              2006       $10.818      $11.609          0
                              2007       $11.609      $11.699          0
                              2008       $11.699      $ 8.795          0
                              2009       $ 8.795      $12.314          0
                              2010       $12.314      $13.684          0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.217          0
                              2005       $11.217      $11.181          0
                              2006       $11.181      $12.973          0
                              2007       $12.973      $13.205          0
                              2008       $13.205      $ 9.114          0
                              2009       $ 9.114      $12.126          0
                              2010       $12.126      $13.405          0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.929          0
                              2005       $10.929      $11.854          0
                              2006       $11.854      $13.769          0
                              2007       $13.769      $13.979          0
                              2008       $13.979      $ 8.626          0
                              2009       $ 8.626      $10.668          0
                              2010       $10.668      $11.639          0
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.495          0
                              2005       $11.495      $12.425          0
                              2006       $12.425      $14.806          0
                              2007       $14.806      $16.771          0
                              2008       $16.771      $ 9.811          0
                              2009       $ 9.811      $13.192          0
                              2010       $13.192      $14.032          0
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.388          0
                              2002       $ 9.388      $ 6.843          0
                              2003       $ 6.843      $ 8.697          0
                              2004       $ 8.697      $ 9.099          0
                              2005       $ 9.099      $ 9.717          0
                              2006       $ 9.717      $10.135          0
                              2007       $10.135      $11.138          0
                              2008       $11.138      $ 6.284          0
                              2009       $ 6.284      $ 7.466          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.466      $ 8.460            0
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.778        1,009
                              2007       $10.778      $11.432        1,009
                              2008       $11.432      $ 7.836            0
                              2009       $ 7.836      $ 9.864            0
                              2010       $ 9.864      $10.603            0
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.297          584
                              2002       $ 9.297      $ 7.459        4,244
                              2003       $ 7.459      $ 9.333        4,061
                              2004       $ 9.333      $ 9.909        4,059
                              2005       $ 9.909      $10.243        3,394
                              2006       $10.243      $11.139        3,019
                              2007       $11.139      $11.355        2,664
                              2008       $11.355      $ 7.079        1,863
                              2009       $ 7.079      $ 8.608            0
                              2010       $ 8.608      $ 9.308            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $10.129            0
                              2002       $10.129      $ 8.283          681
                              2003       $ 8.283      $10.698        1,136
                              2004       $10.698      $12.034        1,072
                              2005       $12.034      $12.537            0
                              2006       $12.537      $14.960            0
                              2007       $14.960      $15.670            0
                              2008       $15.670      $ 9.057            0
                              2009       $ 9.057      $10.319            0
                              2010       $10.319      $11.328            0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.190            0
                              2002       $ 9.190      $ 7.005            0
                              2003       $ 7.005      $ 8.758          528
                              2004       $ 8.758      $ 9.415          528
                              2005       $ 9.415      $ 9.416          528
                              2006       $ 9.416      $10.072          528
                              2007       $10.072      $10.267          528
                              2008       $10.267      $ 7.737            0
                              2009       $ 7.737      $10.952            0
                              2010       $10.952      $11.816            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.782           0
                              2002       $ 9.782      $ 8.681           0
                              2003       $ 8.681      $10.265           0
                              2004       $10.265      $11.151           0
                              2005       $11.151      $11.676           0
                              2006       $11.676      $13.056           0
                              2007       $13.056      $13.176           0
                              2008       $13.176      $ 9.509           0
                              2009       $ 9.509      $11.654           0
                              2010       $11.654      $12.822           0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.798           0
                              2005       $10.798      $11.401           0
                              2006       $11.401      $12.444           0
                              2007       $12.444      $13.375           0
                              2008       $13.375      $ 9.380           0
                              2009       $ 9.380      $11.984           0
                              2010       $11.984      $13.418           0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.434         382
                              2002       $ 9.434      $ 7.158         871
                              2003       $ 7.158      $ 8.958         255
                              2004       $ 8.958      $ 9.693         255
                              2005       $ 9.693      $ 9.933         255
                              2006       $ 9.933      $11.230         255
                              2007       $11.230      $11.569         255
                              2008       $11.569      $ 7.120           0
                              2009       $ 7.120      $ 8.807           0
                              2010       $ 8.807      $ 9.902           0
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.246           0
                              2002       $ 9.246      $ 5.807           0
                              2003       $ 5.807      $ 7.256           0
                              2004       $ 7.256      $ 7.621           0
                              2005       $ 7.621      $ 8.071           0
                              2006       $ 8.071      $ 8.145           0
                              2007       $ 8.145      $ 9.347           0
                              2008       $ 9.347      $ 4.678           0
                              2009       $ 4.678      $ 7.623           0
                              2010       $ 7.623      $ 8.964           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.754        1,424
                              2002       $ 8.754      $ 5.784        1,697
                              2003       $ 5.784      $ 7.210        1,697
                              2004       $ 7.210      $ 7.553        1,697
                              2005       $ 7.553      $ 7.978        1,697
                              2006       $ 7.978      $ 8.034        1,697
                              2007       $ 8.034      $ 9.193        1,697
                              2008       $ 9.193      $ 4.590            0
                              2009       $ 4.590      $ 7.460            0
                              2010       $ 7.460      $ 8.751            0
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.024            0
                              2003       $ 8.024      $10.296        4,988
                              2004       $10.296      $11.863        5,116
                              2005       $11.863      $12.119        5,116
                              2006       $12.119      $13.799        5,116
                              2007       $13.799      $13.223        4,747
                              2008       $13.223      $ 8.329        2,696
                              2009       $ 8.329      $10.494        2,693
                              2010       $10.494      $11.912        2,330
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.106            0
                              2005       $11.106      $12.107            0
                              2006       $12.107      $12.465            0
                              2007       $12.465      $14.381            0
                              2008       $14.381      $ 7.502            0
                              2009       $ 7.502      $11.510            0
                              2010       $11.510      $14.374            0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.969            0
                              2002       $ 9.969      $ 6.950          812
                              2003       $ 6.950      $ 9.650        1,989
                              2004       $ 9.650      $10.851        1,911
                              2005       $10.851      $11.957          655
                              2006       $11.957      $14.162          655
                              2007       $14.162      $14.984          655
                              2008       $14.984      $ 8.631            0
                              2009       $ 8.631      $11.789            0
                              2010       $11.789      $14.140            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 9.386            0
                              2002       $ 9.386      $ 6.261            0
                              2003       $ 6.261      $ 7.198            0
                              2004       $ 7.198      $ 8.495            0
                              2005       $ 8.495      $ 9.532            0
                              2006       $ 9.532      $11.227            0
                              2007       $11.227      $13.222            0
                              2008       $13.222      $ 8.634            0
                              2009       $ 8.634      $10.066            0
                              2010       $10.066      $10.543            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.360            0
                              2002       $ 9.360      $ 6.944            0
                              2003       $ 6.944      $ 8.569            0
                              2004       $ 8.569      $ 9.456            0
                              2005       $ 9.456      $11.387            0
                              2006       $11.387      $12.027            0
                              2007       $12.027      $14.087            0
                              2008       $14.087      $ 7.049            0
                              2009       $ 7.049      $11.693            0
                              2010       $11.693      $14.425            0
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.205          591
                              2002       $ 9.205      $ 7.094        2,516
                              2003       $ 7.094      $ 8.530        4,005
                              2004       $ 8.530      $ 9.279        3,911
                              2005       $ 9.279      $10.734        1,338
                              2006       $10.734      $10.946        1,338
                              2007       $10.946      $12.804        1,338
                              2008       $12.804      $ 6.564            0
                              2009       $ 6.564      $11.004            0
                              2010       $11.004      $13.759            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.969            0
                              2002       $ 9.969      $ 7.346          310
                              2003       $ 7.346      $ 9.277          310
                              2004       $ 9.277      $10.238          310
                              2005       $10.238      $10.886          310
                              2006       $10.886      $13.873          271
                              2007       $13.873      $15.699          233
                              2008       $15.699      $ 8.803          196
                              2009       $ 8.803      $11.005            0
                              2010       $11.005      $11.550            0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.693            0
                              2002       $ 9.693      $ 6.952            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.952      $ 8.919           197
                              2004       $ 8.919      $ 9.827           197
                              2005       $ 9.827      $10.263           197
                              2006       $10.263      $11.919           197
                              2007       $11.919      $13.644           197
                              2008       $13.644      $ 7.502             0
                              2009       $ 7.502      $ 7.159             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.406         4,834
                              2002       $10.406      $10.747         7,038
                              2003       $10.747      $11.398         4,967
                              2004       $11.398      $11.751         4,932
                              2005       $11.751      $11.885         4,068
                              2006       $11.885      $12.284         3,859
                              2007       $12.284      $12.743         3,663
                              2008       $12.743      $11.364         1,033
                              2009       $11.364      $13.636             0
                              2010       $13.636      $14.585             0
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.264         1,946
                              2002       $10.264      $10.454        10,346
                              2003       $10.454      $10.460        33,139
                              2004       $10.460      $10.384        29,764
                              2005       $10.384      $10.343        23,615
                              2006       $10.343      $10.557        19,790
                              2007       $10.557      $10.647        15,266
                              2008       $10.647      $ 8.857         3,170
                              2009       $ 8.857      $ 9.173         1,428
                              2010       $ 9.173      $ 9.201         1,341
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.038           598
                              2002       $10.038      $ 9.956           594
                              2003       $ 9.956      $ 9.810         1,592
                              2004       $ 9.810      $ 9.684         1,285
                              2005       $ 9.684      $ 9.743         1,285
                              2006       $ 9.743      $ 9.977         1,249
                              2007       $ 9.977      $10.245         6,797
                              2008       $10.245      $10.273         6,331
                              2009       $10.273      $10.081         2,640
                              2010       $10.081      $ 9.892         2,516
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.519         1,516
                              2002       $ 9.519      $ 8.395         3,398
                              2003       $ 8.395      $10.369         2,834
                              2004       $10.369      $11.203         2,995
                              2005       $11.203      $11.879         2,995

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.879      $13.375        2,995
                              2007       $13.375      $14.221        2,995
                              2008       $14.221      $10.576        1,102
                              2009       $10.576      $12.394        1,101
                              2010       $12.394      $12.951        1,101
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.439        3,504
                              2002       $ 9.439      $ 7.503        3,504
                              2003       $ 7.503      $ 9.378        3,504
                              2004       $ 9.378      $10.224        3,504
                              2005       $10.224      $10.556        3,504
                              2006       $10.556      $12.006        3,504
                              2007       $12.006      $11.068        1,115
                              2008       $11.068      $ 6.657            0
                              2009       $ 6.657      $ 8.479            0
                              2010       $ 8.479      $ 9.515            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.704            0
                              2002       $ 9.704      $ 7.403            0
                              2003       $ 7.403      $ 9.336            0
                              2004       $ 9.336      $10.644            0
                              2005       $10.644      $11.718            0
                              2006       $11.718      $14.685            0
                              2007       $14.685      $15.613            0
                              2008       $15.613      $ 8.586            0
                              2009       $ 8.586      $10.499            0
                              2010       $10.499      $11.335            0
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.281            0
                              2003       $ 7.281      $10.691            0
                              2004       $10.691      $13.239            0
                              2005       $13.239      $13.904            0
                              2006       $13.904      $16.003            0
                              2007       $16.003      $13.703            0
                              2008       $13.703      $ 8.153            0
                              2009       $ 8.153      $10.522            0
                              2010       $10.522      $13.006            0
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.628            0
                              2002       $ 9.628      $ 6.561            0
                              2003       $ 6.561      $ 8.041            0
                              2004       $ 8.041      $ 8.287            0
                              2005       $ 8.287      $ 8.594            0
                              2006       $ 8.594      $ 8.891            0
                              2007       $ 8.891      $ 9.204            0
                              2008       $ 9.204      $ 5.687            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.687      $ 9.145            0
                              2010       $ 9.145      $10.839            0
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.671            0
                              2002       $ 9.671      $ 6.808            0
                              2003       $ 6.808      $ 8.345            0
                              2004       $ 8.345      $ 8.825            0
                              2005       $ 8.825      $10.020            0
                              2006       $10.020      $10.235            0
                              2007       $10.235      $12.241            0
                              2008       $12.241      $ 6.103            0
                              2009       $ 6.103      $ 9.913            0
                              2010       $ 9.913      $11.951            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.254            0
                              2002       $ 9.254      $ 8.716            0
                              2003       $ 8.716      $12.800            0
                              2004       $12.800      $15.463            0
                              2005       $15.463      $20.309            0
                              2006       $20.309      $27.330            0
                              2007       $27.330      $37.659            0
                              2008       $37.659      $16.027            0
                              2009       $16.027      $26.708            0
                              2010       $26.708      $31.192            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.084          200
                              2002       $ 9.084      $ 7.414          448
                              2003       $ 7.414      $ 9.269        1,045
                              2004       $ 9.269      $10.677        1,186
                              2005       $10.677      $11.636        1,186
                              2006       $11.636      $14.287        1,186
                              2007       $14.287      $16.062        1,186
                              2008       $16.062      $ 8.726        1,034
                              2009       $ 8.726      $11.347        1,033
                              2010       $11.347      $11.767        1,033
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.299            0
                              2003       $ 7.299      $10.153          297
                              2004       $10.153      $12.113          297
                              2005       $12.113      $13.974          297
                              2006       $13.974      $14.983          297
                              2007       $14.983      $18.032          297
                              2008       $18.032      $ 9.418            0
                              2009       $ 9.418      $14.569            0
                              2010       $14.569      $18.914            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.580           0
                              2002       $10.580      $ 9.901         288
                              2003       $ 9.901      $13.451         869
                              2004       $13.451      $18.001         887
                              2005       $18.001      $20.676         452
                              2006       $20.676      $28.007         452
                              2007       $28.007      $22.786         452
                              2008       $22.786      $13.884         350
                              2009       $13.884      $17.485         349
                              2010       $17.485      $22.296         349



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
                          BENEFIT COMBINATION OPTION

                          MORTALITY & EXPENSE = 1.84



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.504        35,106
                              2002       $ 9.504      $ 7.246        78,061
                              2003       $ 7.246      $ 9.394        79,264
                              2004       $ 9.394      $10.247        97,704
                              2005       $10.247      $10.513        91,169
                              2006       $10.513      $12.063        91,430
                              2007       $12.063      $12.404        69,190
                              2008       $12.404      $ 7.215        45,551
                              2009       $ 7.215      $ 8.516        43,368
                              2010       $ 8.516      $ 9.422        41,665
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.114           885
                              2002       $ 9.114      $ 6.412         2,536
                              2003       $ 6.412      $ 8.471         2,827
                              2004       $ 8.471      $ 9.516         3,382
                              2005       $ 9.516      $10.419         3,088
                              2006       $10.419      $10.093         3,061
                              2007       $10.093      $11.151         3,039
                              2008       $11.151      $ 6.278         2,352
                              2009       $ 6.278      $ 8.181         2,333
                              2010       $ 8.181      $ 9.211         2,292
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.301         8,463
                              2002       $ 9.301      $ 6.309        15,350
                              2003       $ 6.309      $ 7.633        14,333
                              2004       $ 7.633      $ 8.112        11,607
                              2005       $ 8.112      $ 9.137        11,285
                              2006       $ 9.137      $ 8.905         7,843
                              2007       $ 8.905      $ 9.921        10,978
                              2008       $ 9.921      $ 5.856        10,364

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.856      $ 7.874        19,267
                              2010       $ 7.874      $ 8.482        17,889
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.670         1,422
                              2005       $10.670      $10.811             0
                              2006       $10.811      $11.597         2,175
                              2007       $11.597      $11.682             0
                              2008       $11.682      $ 8.778             0
                              2009       $ 8.778      $12.286             0
                              2010       $12.286      $13.648             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.214         3,881
                              2005       $11.214      $11.174        10,553
                              2006       $11.174      $12.959        19,158
                              2007       $12.959      $13.186        19,103
                              2008       $13.186      $ 9.097        17,811
                              2009       $ 9.097      $12.098        17,811
                              2010       $12.098      $13.370         8,261
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.926         7,835
                              2005       $10.926      $11.846        19,382
                              2006       $11.846      $13.754        19,320
                              2007       $13.754      $13.958        19,264
                              2008       $13.958      $ 8.610        19,206
                              2009       $ 8.610      $10.644        19,205
                              2010       $10.644      $11.608           831
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.492         1,368
                              2005       $11.492      $12.416             0
                              2006       $12.416      $14.790             0
                              2007       $14.790      $16.746           623
                              2008       $16.746      $ 9.792           623
                              2009       $ 9.792      $13.162           623
                              2010       $13.162      $13.994         4,160
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.219         5,605
                              2002       $ 9.219      $ 6.839         8,527
                              2003       $ 6.839      $ 8.688         9,053
                              2004       $ 8.688      $ 9.086         7,696
                              2005       $ 9.086      $ 9.699         6,245
                              2006       $ 9.699      $10.112        10,581
                              2007       $10.112      $11.109        10,277
                              2008       $11.109      $ 6.265         9,737
                              2009       $ 6.265      $ 7.440         9,521

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.440      $ 8.428         9,474
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.775        16,794
                              2007       $10.775      $11.424        15,580
                              2008       $11.424      $ 7.827         8,598
                              2009       $ 7.827      $ 9.849         7,993
                              2010       $ 9.849      $10.583         7,990
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.295        51,343
                              2002       $ 9.295      $ 7.454        93,638
                              2003       $ 7.454      $ 9.323       110,832
                              2004       $ 9.323      $ 9.895       125,637
                              2005       $ 9.895      $10.225        91,864
                              2006       $10.225      $11.115        82,523
                              2007       $11.115      $11.325        43,213
                              2008       $11.325      $ 7.058        20,643
                              2009       $ 7.058      $ 8.579        20,274
                              2010       $ 8.579      $ 9.273        20,062
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.669         7,554
                              2002       $ 9.669      $ 8.277        29,993
                              2003       $ 8.277      $10.687        31,562
                              2004       $10.687      $12.017        48,272
                              2005       $12.017      $12.515        49,835
                              2006       $12.515      $14.927        49,540
                              2007       $14.927      $15.629        22,555
                              2008       $15.629      $ 9.030         8,464
                              2009       $ 9.030      $10.284         8,452
                              2010       $10.284      $11.285        12,889
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.705        16,540
                              2002       $ 7.705      $ 7.001        28,573
                              2003       $ 7.001      $ 8.749        59,649
                              2004       $ 8.749      $ 9.402        59,314
                              2005       $ 9.402      $ 9.399        58,901
                              2006       $ 9.399      $10.050        47,116
                              2007       $10.050      $10.240        43,647
                              2008       $10.240      $ 7.713        40,294
                              2009       $ 7.713      $10.915        40,294
                              2010       $10.915      $11.771         7,152

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.611         5,853
                              2002       $ 9.611      $ 8.676        14,564
                              2003       $ 8.676      $10.254        10,592
                              2004       $10.254      $11.136         7,873
                              2005       $11.136      $11.655        16,514
                              2006       $11.655      $13.027        17,041
                              2007       $13.027      $13.142        14,658
                              2008       $13.142      $ 9.481         9,090
                              2009       $ 9.481      $11.614         9,028
                              2010       $11.614      $12.773         9,005
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.795           951
                              2005       $10.795      $11.393             0
                              2006       $11.393      $12.431             0
                              2007       $12.431      $13.355             0
                              2008       $13.355      $ 9.362             0
                              2009       $ 9.362      $11.957             0
                              2010       $11.957      $13.382             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.432        38,678
                              2002       $ 9.432      $ 7.154        92,525
                              2003       $ 7.154      $ 8.949        99,376
                              2004       $ 8.949      $ 9.680        98,705
                              2005       $ 9.680      $ 9.915        94,644
                              2006       $ 9.915      $11.205        79,041
                              2007       $11.205      $11.538        40,921
                              2008       $11.538      $ 7.099        12,517
                              2009       $ 7.099      $ 8.777        11,395
                              2010       $ 8.777      $ 9.864        10,918
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.765           853
                              2002       $ 8.765      $ 5.804             0
                              2003       $ 5.804      $ 7.249             0
                              2004       $ 7.249      $ 7.610             0
                              2005       $ 7.610      $ 8.056             0
                              2006       $ 8.056      $ 8.127             0
                              2007       $ 8.127      $ 9.322             0
                              2008       $ 9.322      $ 4.664             0
                              2009       $ 4.664      $ 7.597             0
                              2010       $ 7.597      $ 8.929             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.752        14,002
                              2002       $ 8.752      $ 5.781        32,757
                              2003       $ 5.781      $ 7.202        47,592
                              2004       $ 7.202      $ 7.543        49,459
                              2005       $ 7.543      $ 7.963        31,596
                              2006       $ 7.963      $ 8.016        27,257
                              2007       $ 8.016      $ 9.169        23,103
                              2008       $ 9.169      $ 4.576        19,053
                              2009       $ 4.576      $ 7.434        16,293
                              2010       $ 7.434      $ 8.718        15,084
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.022        49,245
                              2003       $ 8.022      $10.289        67,760
                              2004       $10.289      $11.850        74,478
                              2005       $11.850      $12.101        61,386
                              2006       $12.101      $13.774        62,749
                              2007       $13.774      $13.193        49,093
                              2008       $13.193      $ 8.307        36,883
                              2009       $ 8.307      $10.461        34,881
                              2010       $10.461      $11.871        32,521
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.103             0
                              2005       $11.103      $12.099             0
                              2006       $12.099      $12.451             0
                              2007       $12.451      $14.360             0
                              2008       $14.360      $ 7.488             0
                              2009       $ 7.488      $11.484             0
                              2010       $11.484      $14.335             0
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.840        14,911
                              2002       $ 9.840      $ 6.946        70,822
                              2003       $ 6.946      $ 9.641        81,948
                              2004       $ 9.641      $10.835        77,981
                              2005       $10.835      $11.936        59,595
                              2006       $11.936      $14.130        59,778
                              2007       $14.130      $14.944        39,160
                              2008       $14.944      $ 8.605        30,624
                              2009       $ 8.605      $11.749        28,721
                              2010       $11.749      $14.086        25,773
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.294         7,285
                              2002       $ 8.294      $ 6.257        30,818
                              2003       $ 6.257      $ 7.191        27,723
                              2004       $ 7.191      $ 8.483        27,496
                              2005       $ 8.483      $ 9.515        29,044
                              2006       $ 9.515      $11.202        28,546
                              2007       $11.202      $13.187         7,776
                              2008       $13.187      $ 8.608         1,857
                              2009       $ 8.608      $10.032         1,854
                              2010       $10.032      $10.503         3,573
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.169         1,807
                              2002       $ 9.169      $ 6.939         3,835
                              2003       $ 6.939      $ 8.560         7,107
                              2004       $ 8.560      $ 9.443         7,569
                              2005       $ 9.443      $11.367         2,584
                              2006       $11.367      $12.001         2,335
                              2007       $12.001      $14.050         2,108
                              2008       $14.050      $ 7.028         1,085
                              2009       $ 7.028      $11.653           983
                              2010       $11.653      $14.370         2,397
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.203        13,092
                              2002       $ 9.203      $ 7.090        40,981
                              2003       $ 7.090      $ 8.522        53,262
                              2004       $ 8.522      $ 9.266        41,362
                              2005       $ 9.266      $10.715        20,991
                              2006       $10.715      $10.921        18,438
                              2007       $10.921      $12.771        18,330
                              2008       $12.771      $ 6.545        13,225
                              2009       $ 6.545      $10.967        12,876
                              2010       $10.967      $13.707        14,160
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.539         2,806
                              2002       $ 9.539      $ 7.342         9,478
                              2003       $ 7.342      $ 9.267        19,281
                              2004       $ 9.267      $10.224        19,421
                              2005       $10.224      $10.866        12,878
                              2006       $10.866      $13.842        13,864
                              2007       $13.842      $15.658        13,315
                              2008       $15.658      $ 8.777        10,196
                              2009       $ 8.777      $10.968         9,591
                              2010       $10.968      $11.506         7,134
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.961           248
                              2002       $ 8.961      $ 6.948           553

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.948      $ 8.910           690
                              2004       $ 8.910      $ 9.813           640
                              2005       $ 9.813      $10.245           598
                              2006       $10.245      $11.892           570
                              2007       $11.892      $13.608           449
                              2008       $13.608      $ 7.479           322
                              2009       $ 7.479      $ 7.137             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.403        55,102
                              2002       $10.403      $10.741        97,055
                              2003       $10.741      $11.386        97,760
                              2004       $11.386      $11.734        89,449
                              2005       $11.734      $11.863        88,985
                              2006       $11.863      $12.257        75,551
                              2007       $12.257      $12.709        42,110
                              2008       $12.709      $11.329        23,514
                              2009       $11.329      $13.589        21,770
                              2010       $13.589      $14.529        18,449
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.262         3,574
                              2002       $10.262      $10.448        29,559
                              2003       $10.448      $10.450        28,409
                              2004       $10.450      $10.369        38,678
                              2005       $10.369      $10.324        36,636
                              2006       $10.324      $10.534        38,202
                              2007       $10.534      $10.619        34,164
                              2008       $10.619      $ 8.830        30,966
                              2009       $ 8.830      $ 9.142        38,498
                              2010       $ 9.142      $ 9.166        20,856
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.036        31,775
                              2002       $10.036      $ 9.950       109,463
                              2003       $ 9.950      $ 9.800       122,578
                              2004       $ 9.800      $ 9.671        67,007
                              2005       $ 9.671      $ 9.726        66,243
                              2006       $ 9.726      $ 9.955        35,867
                              2007       $ 9.955      $10.218        18,276
                              2008       $10.218      $10.242        15,520
                              2009       $10.242      $10.046         8,014
                              2010       $10.046      $ 9.854         7,944
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.517        26,727
                              2002       $ 9.517      $ 8.389        29,884
                              2003       $ 8.389      $10.358        37,993
                              2004       $10.358      $11.187        34,613
                              2005       $11.187      $11.857        22,301

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.857      $13.345        14,754
                              2007       $13.345      $14.184        10,361
                              2008       $14.184      $10.544         8,949
                              2009       $10.544      $12.352         8,589
                              2010       $12.352      $12.902         8,379
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.437        15,121
                              2002       $ 9.437      $ 7.498        27,927
                              2003       $ 7.498      $ 9.368        22,635
                              2004       $ 9.368      $10.209        22,255
                              2005       $10.209      $10.537        20,110
                              2006       $10.537      $11.980        13,071
                              2007       $11.980      $11.039        12,993
                              2008       $11.039      $ 6.637         5,971
                              2009       $ 6.637      $ 8.450         6,160
                              2010       $ 8.450      $ 9.479         6,158
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.162         7,318
                              2002       $ 9.162      $ 7.398        21,602
                              2003       $ 7.398      $ 9.326        17,195
                              2004       $ 9.326      $10.629        15,197
                              2005       $10.629      $11.697        14,877
                              2006       $11.697      $14.653        12,231
                              2007       $14.653      $15.572        12,845
                              2008       $15.572      $ 8.560        11,055
                              2009       $ 8.560      $10.463         9,781
                              2010       $10.463      $11.292         8,785
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.279        17,611
                              2003       $ 7.279      $10.684        20,417
                              2004       $10.684      $13.225        19,553
                              2005       $13.225      $13.884        21,761
                              2006       $13.884      $15.973        22,510
                              2007       $15.973      $13.672        20,944
                              2008       $13.672      $ 8.131        19,669
                              2009       $ 8.131      $10.489        19,607
                              2010       $10.489      $12.961        18,942
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.100         6,656
                              2002       $ 9.100      $ 6.557         9,990
                              2003       $ 6.557      $ 8.033        10,204
                              2004       $ 8.033      $ 8.275         9,979
                              2005       $ 8.275      $ 8.579         9,392
                              2006       $ 8.579      $ 8.871         8,772
                              2007       $ 8.871      $ 9.180         5,640
                              2008       $ 9.180      $ 5.669         3,761

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.669      $ 9.114         3,364
                              2010       $ 9.114      $10.798         3,122
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.617        14,722
                              2002       $ 9.617      $ 6.804        19,814
                              2003       $ 6.804      $ 8.337        29,715
                              2004       $ 8.337      $ 8.812        31,157
                              2005       $ 8.812      $10.001         4,295
                              2006       $10.001      $10.213        10,055
                              2007       $10.213      $12.209         3,584
                              2008       $12.209      $ 6.084         3,232
                              2009       $ 6.084      $ 9.879         3,062
                              2010       $ 9.879      $11.905         1,992
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.749           261
                              2002       $ 9.749      $ 8.711           219
                              2003       $ 8.711      $12.787           403
                              2004       $12.787      $15.441           279
                              2005       $15.441      $20.272           269
                              2006       $20.272      $27.270           254
                              2007       $27.270      $37.561           243
                              2008       $37.561      $15.978           218
                              2009       $15.978      $26.617           208
                              2010       $26.617      $31.073           816
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.082        14,303
                              2002       $ 9.082      $ 7.410        16,294
                              2003       $ 7.410      $ 9.260        25,629
                              2004       $ 9.260      $10.661        27,310
                              2005       $10.661      $11.615        17,482
                              2006       $11.615      $14.255        17,633
                              2007       $14.255      $16.020        15,966
                              2008       $16.020      $ 8.700        14,869
                              2009       $ 8.700      $11.309         6,931
                              2010       $11.309      $11.722         6,924
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.297         3,329
                              2003       $ 7.297      $10.146         9,504
                              2004       $10.146      $12.100        12,697
                              2005       $12.100      $13.953        10,702
                              2006       $13.953      $14.955        15,502
                              2007       $14.955      $17.991        11,747
                              2008       $17.991      $ 9.393        11,924
                              2009       $ 9.393      $14.524         3,179
                              2010       $14.524      $18.849         3,088

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.239         8,679
                              2002       $10.239      $ 9.895        22,702
                              2003       $ 9.895      $13.437        23,861
                              2004       $13.437      $17.976        42,455
                              2005       $17.976      $20.638        42,345
                              2006       $20.638      $27.945        40,550
                              2007       $27.945      $22.726        17,910
                              2008       $22.726      $13.842        10,626
                              2009       $13.842      $17.425         9,277
                              2010       $17.425      $22.211         3,982



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.501       141,748
                              2002       $ 9.501      $ 7.239       347,329
                              2003       $ 7.239      $ 9.379       472,780
                              2004       $ 9.379      $10.225       450,307
                              2005       $10.225      $10.484       408,626
                              2006       $10.484      $12.023       376,318
                              2007       $12.023      $12.356       316,359
                              2008       $12.356      $ 7.182       265,093
                              2009       $ 7.182      $ 8.473       219,511
                              2010       $ 8.473      $ 9.368       180,695
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.111        12,882
                              2002       $ 9.111      $ 6.406        23,416
                              2003       $ 6.406      $ 8.458        43,411
                              2004       $ 8.458      $ 9.496        61,958
                              2005       $ 9.496      $10.391        64,667
                              2006       $10.484      $12.023       376,318
                              2007       $10.059      $11.108        59,178
                              2008       $11.108      $ 6.250        43,025
                              2009       $ 6.250      $ 8.139        71,030
                              2010       $ 8.139      $ 9.159        56,564
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.298        50,766
                              2002       $ 9.298      $ 6.303       117,399
                              2003       $ 6.303      $ 7.622       152,193
                              2004       $ 7.622      $ 8.094       127,106
                              2005       $ 8.094      $ 9.112       109,632
                              2006       $ 9.112      $ 8.875       114,135
                              2007       $ 8.875      $ 9.883        93,508
                              2008       $ 9.883      $ 5.829        81,819

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.829      $ 7.834        55,666
                              2010       $ 7.834      $ 8.434        50,934
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666           105
                              2005       $10.666      $10.801         1,015
                              2006       $10.801      $11.579         5,368
                              2007       $11.579      $11.657         2,744
                              2008       $11.657      $ 8.755         3,022
                              2009       $ 8.755      $12.246         5,821
                              2010       $12.246      $13.595        12,894
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209         1,293
                              2005       $11.209      $11.163        17,067
                              2006       $11.163      $12.939        50,178
                              2007       $12.939      $13.158        78,766
                              2008       $13.158      $ 9.072        62,172
                              2009       $ 9.072      $12.058       103,677
                              2010       $12.058      $13.317       104,570
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921         1,564
                              2005       $10.921      $11.835        13,268
                              2006       $11.835      $13.733        35,121
                              2007       $13.733      $13.928        37,994
                              2008       $13.928      $ 8.586        29,988
                              2009       $ 8.586      $10.608        31,791
                              2010       $10.608      $11.562        30,579
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487         4,315
                              2005       $11.487      $12.405        26,752
                              2006       $12.405      $14.767        40,216
                              2007       $14.767      $16.711        44,245
                              2008       $16.711      $ 9.765        25,777
                              2009       $ 9.765      $13.118        32,594
                              2010       $13.118      $13.939        30,150
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.216        67,153
                              2002       $ 9.216      $ 6.833       118,996
                              2003       $ 6.833      $ 8.675       138,347
                              2004       $ 8.675      $ 9.066       137,069
                              2005       $ 9.066      $ 9.673       135,057
                              2006       $ 9.673      $10.079       173,575
                              2007       $10.079      $11.065       152,860
                              2008       $11.065      $ 6.237       109,296
                              2009       $ 6.237      $ 7.402        97,866

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.402      $ 8.379        82,857
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163
                              2009       $ 7.815      $ 9.828        49,461
                              2010       $ 9.828      $10.554        41,197
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.292       102,358
                              2002       $ 9.292      $ 7.447       286,605
                              2003       $ 7.447      $ 9.309       339,360
                              2004       $ 9.309      $ 9.874       326,216
                              2005       $ 9.874      $10.197       324,816
                              2006       $10.197      $11.078       293,661
                              2007       $11.078      $11.281       243,358
                              2008       $11.281      $ 7.026       209,702
                              2009       $ 7.026      $ 8.535       176,627
                              2010       $ 8.535      $ 9.220       124,662
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.666        42,603
                              2002       $ 9.666      $ 8.270       115,288
                              2003       $ 8.270      $10.671       164,382
                              2004       $10.671      $11.992       171,712
                              2005       $11.992      $12.481       168,650
                              2006       $12.481      $14.877       161,349
                              2007       $14.877      $15.568       140,595
                              2008       $15.568      $ 8.989       112,685
                              2009       $ 8.989      $10.231       112,510
                              2010       $10.231      $11.221        83,482
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.702        27,974
                              2002       $ 7.702      $ 6.994        57,789
                              2003       $ 6.994      $ 8.736       113,500
                              2004       $ 8.736      $ 9.382        73,086
                              2005       $ 9.382      $ 9.374        73,125
                              2006       $ 9.374      $10.016        61,593
                              2007       $10.016      $10.200        61,063
                              2008       $10.200      $ 7.679        46,635
                              2009       $ 7.679      $10.859        31,017
                              2010       $10.859      $11.703        33,056

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.608        14,674
                              2002       $ 9.608      $ 8.668        53,629
                              2003       $ 8.668      $10.239        59,137
                              2004       $10.239      $11.112        57,695
                              2005       $11.112      $11.623        55,232
                              2006       $11.623      $12.984        50,458
                              2007       $12.984      $13.090        46,422
                              2008       $13.090      $ 9.438        39,067
                              2009       $ 9.438      $11.555        33,967
                              2010       $11.555      $12.701        27,810
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790         6,573
                              2005       $10.790      $11.382         9,637
                              2006       $11.382      $12.412         8,815
                              2007       $12.412      $13.326         9,413
                              2008       $13.326      $ 9.337         4,005
                              2009       $ 9.337      $11.917         7,917
                              2010       $11.917      $13.330         9,309
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.429        88,645
                              2002       $ 9.429      $ 7.147       245,361
                              2003       $ 7.147      $ 8.935       354,806
                              2004       $ 8.935      $ 9.659       348,913
                              2005       $ 9.659      $ 9.888       335,708
                              2006       $ 9.888      $11.168       304,202
                              2007       $11.168      $11.493       244,785
                              2008       $11.493      $ 7.067       206,916
                              2009       $ 7.067      $ 8.732       227,961
                              2010       $ 8.732      $ 9.808       191,650
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 8.762         3,800
                              2002       $ 8.762      $ 5.798        54,261
                              2003       $ 5.798      $ 7.238        66,098
                              2004       $ 7.238      $ 7.594        62,312
                              2005       $ 7.594      $ 8.034        56,702
                              2006       $ 8.034      $ 8.100        52,238
                              2007       $ 8.100      $ 9.286        44,429
                              2008       $ 9.286      $ 4.643        42,681
                              2009       $ 4.643      $ 7.558        37,809
                              2010       $ 7.558      $ 8.878        17,998

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.749        94,621
                              2002       $ 8.749      $ 5.775       217,390
                              2003       $ 5.775      $ 7.191       280,774
                              2004       $ 7.191      $ 7.527       267,459
                              2005       $ 7.527      $ 7.942       253,949
                              2006       $ 7.942      $ 7.989       228,453
                              2007       $ 7.989      $ 9.133       194,148
                              2008       $ 9.133      $ 4.555       168,257
                              2009       $ 4.555      $ 7.396       130,459
                              2010       $ 7.396      $ 8.668       117,452
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.019       284,827
                              2003       $ 8.019      $10.279       494,148
                              2004       $10.279      $11.831       506,975
                              2005       $11.831      $12.074       496,495
                              2006       $12.074      $13.735       468,737
                              2007       $13.735      $13.148       387,824
                              2008       $13.148      $ 8.273       326,791
                              2009       $ 8.273      $10.413       302,271
                              2010       $10.413      $11.809       230,510
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.099        29,081
                              2005       $11.099      $12.088        32,469
                              2006       $12.088      $12.433        32,761
                              2007       $12.433      $14.330        30,762
                              2008       $14.330      $ 7.467        25,008
                              2009       $ 7.467      $11.446        28,853
                              2010       $11.446      $14.279        24,837
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.837       106,457
                              2002       $ 9.837      $ 6.940       341,330
                              2003       $ 6.940      $ 9.626       367,430
                              2004       $ 9.626      $10.812       364,758
                              2005       $10.812      $11.903       344,756
                              2006       $11.903      $14.083       313,313
                              2007       $14.083      $14.886       256,562
                              2008       $14.886      $ 8.566       199,187
                              2009       $ 8.566      $11.689       170,478
                              2010       $11.689      $14.006       151,060
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.292        42,821
                              2002       $ 8.292      $ 6.251        62,913
                              2003       $ 6.251      $ 7.180        71,562
                              2004       $ 7.180      $ 8.465        71,377
                              2005       $ 8.465      $ 9.489        56,285
                              2006       $ 9.489      $11.165        64,213
                              2007       $11.165      $13.136        53,589
                              2008       $13.136      $ 8.569        42,092
                              2009       $ 8.569      $ 9.981        44,954
                              2010       $ 9.981      $10.443        42,122
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.166        37,994
                              2002       $ 9.166      $ 6.933        76,164
                              2003       $ 6.933      $ 8.547        86,053
                              2004       $ 8.547      $ 9.423        75,534
                              2005       $ 9.423      $11.336        56,625
                              2006       $11.336      $11.961        68,547
                              2007       $11.961      $13.995        49,852
                              2008       $13.995      $ 6.996        54,792
                              2009       $ 6.996      $11.593        52,502
                              2010       $11.593      $14.288        50,679
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.200       122,908
                              2002       $ 9.200      $ 7.083       272,935
                              2003       $ 7.083      $ 8.509       412,984
                              2004       $ 8.509      $ 9.246       387,007
                              2005       $ 9.246      $10.686       354,728
                              2006       $10.686      $10.885       324,226
                              2007       $10.885      $12.721       265,665
                              2008       $12.721      $ 6.515       239,880
                              2009       $ 6.515      $10.911       185,316
                              2010       $10.911      $13.628       164,878
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.536        54,700
                              2002       $ 9.536      $ 7.335       135,636
                              2003       $ 7.335      $ 9.253       186,223
                              2004       $ 9.253      $10.202       207,982
                              2005       $10.202      $10.836       176,568
                              2006       $10.836      $13.796       161,459
                              2007       $13.796      $15.596       143,989
                              2008       $15.596      $ 8.737       126,101
                              2009       $ 8.737      $10.912       102,204
                              2010       $10.912      $11.440        81,507
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.958        11,212
                              2002       $ 8.958      $ 6.942        38,317

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.942      $ 8.897        41,394
                              2004       $ 8.897      $ 9.792        47,791
                              2005       $ 9.792      $10.217        47,118
                              2006       $10.217      $11.853        45,731
                              2007       $11.853      $13.555        42,782
                              2008       $13.555      $ 7.446        35,058
                              2009       $ 7.446      $ 7.103             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.400       143,420
                              2002       $10.400      $10.731       257,927
                              2003       $10.731      $11.369       310,658
                              2004       $11.369      $11.709       246,055
                              2005       $11.709      $11.831       204,685
                              2006       $11.831      $12.217       170,422
                              2007       $12.217      $12.660       148,168
                              2008       $12.660      $11.278        99,535
                              2009       $11.278      $13.520       107,824
                              2010       $13.520      $14.446        96,203
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.258        45,215
                              2002       $10.258      $10.438       199,471
                              2003       $10.438      $10.434       323,923
                              2004       $10.434      $10.347       297,301
                              2005       $10.347      $10.296       285,331
                              2006       $10.296      $10.499       224,364
                              2007       $10.499      $10.578       184,204
                              2008       $10.578      $ 8.791       121,824
                              2009       $ 8.791      $ 9.095       120,481
                              2010       $ 9.095      $ 9.113       109,322
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.033        93,551
                              2002       $10.033      $ 9.941       219,478
                              2003       $ 9.941      $ 9.785       218,730
                              2004       $ 9.785      $ 9.650       131,136
                              2005       $ 9.650      $ 9.699       109,800
                              2006       $ 9.699      $ 9.922        98,057
                              2007       $ 9.922      $10.178        98,564
                              2008       $10.178      $10.195       212,875
                              2009       $10.195      $ 9.995       123,533
                              2010       $ 9.995      $ 9.798        98,460
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.513        73,693
                              2002       $ 9.513      $ 8.382       156,829
                              2003       $ 8.382      $10.342       190,018
                              2004       $10.342      $11.163       185,018
                              2005       $11.163      $11.825       174,800

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.825      $13.301       163,323
                              2007       $13.301      $14.128       138,684
                              2008       $14.128      $10.497       122,578
                              2009       $10.497      $12.289       121,079
                              2010       $12.289      $12.828       106,441
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.434        35,301
                              2002       $ 9.434      $ 7.491        82,223
                              2003       $ 7.491      $ 9.354        89,052
                              2004       $ 9.354      $10.188        74,840
                              2005       $10.188      $10.508        60,183
                              2006       $10.508      $11.940        51,131
                              2007       $11.940      $10.996        43,364
                              2008       $10.996      $ 6.607        39,230
                              2009       $ 6.607      $ 8.407        27,192
                              2010       $ 8.407      $ 9.425        23,765
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.159        63,280
                              2002       $ 9.159      $ 7.392       181,371
                              2003       $ 7.392      $ 9.312       203,349
                              2004       $ 9.312      $10.606       193,306
                              2005       $10.606      $11.665       187,094
                              2006       $11.665      $14.604       191,447
                              2007       $14.604      $15.511       171,382
                              2008       $15.511      $ 8.521       139,346
                              2009       $ 8.521      $10.410       111,869
                              2010       $10.410      $11.227        91,156
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.276        97,785
                              2003       $ 7.276      $10.673       125,788
                              2004       $10.673      $13.204       124,346
                              2005       $13.204      $13.854       124,592
                              2006       $13.854      $15.929       118,421
                              2007       $15.929      $13.626       109,059
                              2008       $13.626      $ 8.098        89,724
                              2009       $ 8.098      $10.441        82,054
                              2010       $10.441      $12.894        74,391
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.097        71,449
                              2002       $ 9.097      $ 6.551       134,073
                              2003       $ 6.551      $ 8.021       159,730
                              2004       $ 8.021      $ 8.257       143,502
                              2005       $ 8.257      $ 8.555       126,102
                              2006       $ 8.555      $ 8.842       104,720
                              2007       $ 8.842      $ 9.144        88,685
                              2008       $ 9.144      $ 5.644        78,389

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.644      $ 9.067        69,699
                              2010       $ 9.067      $10.736        61,979
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.614        14,404
                              2002       $ 9.614      $ 6.798        27,519
                              2003       $ 6.798      $ 8.324        39,755
                              2004       $ 8.324      $ 8.794        43,350
                              2005       $ 8.794      $ 9.974        52,024
                              2006       $ 9.974      $10.179        52,483
                              2007       $10.179      $12.161        55,395
                              2008       $12.161      $ 6.057        42,698
                              2009       $ 6.057      $ 9.829        36,081
                              2010       $ 9.829      $11.837        26,719
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.746        10,220
                              2002       $ 9.746      $ 8.703        39,406
                              2003       $ 8.703      $12.768        46,488
                              2004       $12.768      $15.408        56,958
                              2005       $15.408      $20.217        59,869
                              2006       $20.217      $27.179        65,468
                              2007       $27.179      $37.414        53,560
                              2008       $37.414      $15.906        35,101
                              2009       $15.906      $26.481        34,789
                              2010       $26.481      $30.896        37,939
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.079        10,515
                              2002       $ 9.079      $ 7.403        27,754
                              2003       $ 7.403      $ 9.246        56,020
                              2004       $ 9.246      $10.639        63,359
                              2005       $10.639      $11.583        73,325
                              2006       $11.583      $14.208        72,691
                              2007       $14.208      $15.957        75,217
                              2008       $15.957      $ 8.661        57,496
                              2009       $ 8.661      $11.251        63,131
                              2010       $11.251      $11.655        40,783
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.294        56,575
                              2003       $ 7.294      $10.136       135,814
                              2004       $10.136      $12.081       134,760
                              2005       $12.081      $13.923       131,074
                              2006       $13.923      $14.914       127,187
                              2007       $14.914      $17.930        98,462
                              2008       $17.930      $ 9.355        84,787
                              2009       $ 9.355      $14.457        74,416
                              2010       $14.457      $18.751        66,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.236        24,019
                              2002       $10.236      $ 9.886       107,231
                              2003       $ 9.886      $13.417       126,165
                              2004       $13.417      $17.938       107,711
                              2005       $17.938      $20.582       102,983
                              2006       $20.582      $27.852        96,837
                              2007       $27.852      $22.637        82,935
                              2008       $22.637      $13.780        63,258
                              2009       $13.780      $17.336        59,700
                              2010       $17.336      $22.085        40,102



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.829             0
                              2002       $ 9.829      $ 7.239           264
                              2003       $ 7.239      $ 9.379           547
                              2004       $ 9.379      $10.225           530
                              2005       $10.225      $10.484           514
                              2006       $10.484      $12.023           500
                              2007       $12.023      $12.356           476
                              2008       $12.356      $ 7.182       265,093
                              2010       $10.000      $ 9.368       180,695
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.344             0
                              2002       $ 9.344      $ 6.406             0
                              2003       $ 6.406      $ 8.458             0
                              2004       $ 8.458      $ 9.496             0
                              2005       $ 9.496      $10.391             0
                              2006       $10.391      $10.059             0
                              2007       $10.059      $11.108             0
                              2008       $11.108      $ 6.250        43,025
                              2010       $10.000      $ 9.159        56,564
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.469             0
                              2002       $ 9.469      $ 6.303             0
                              2003       $ 6.303      $ 7.622             0
                              2004       $ 7.622      $ 8.094             0
                              2005       $ 8.094      $ 9.112             0
                              2006       $ 9.112      $ 8.875             0
                              2007       $ 8.875      $ 9.883             0
                              2008       $ 9.883      $ 5.829        81,819
                              2010       $10.000      $ 8.434        50,934

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.666             0
                              2005       $10.666      $10.800             0
                              2006       $10.800      $11.578             0
                              2007       $11.578      $11.656             0
                              2008       $11.656      $ 8.755         3,022
                              2010       $10.000      $13.595        12,894
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.209             0
                              2005       $11.209      $11.162             0
                              2006       $11.162      $12.938             0
                              2007       $12.938      $13.156             0
                              2008       $13.156      $ 9.072        62,172
                              2010       $10.000      $13.317       104,570
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.921             0
                              2005       $10.921      $11.834             0
                              2006       $11.834      $13.732             0
                              2007       $13.732      $13.927             0
                              2008       $13.927      $ 8.586        29,988
                              2010       $10.000      $11.562        30,579
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.487             0
                              2005       $11.487      $12.404             0
                              2006       $12.404      $14.766             0
                              2007       $14.766      $16.709             0
                              2008       $16.709      $ 9.765        25,777
                              2010       $10.000      $13.939        30,150
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.387             0
                              2002       $ 9.387      $ 6.833             0
                              2003       $ 6.833      $ 8.675             0
                              2004       $ 8.675      $ 9.066             0
                              2005       $ 9.066      $ 9.673             0
                              2006       $ 9.673      $10.079             0
                              2007       $10.079      $11.065             0
                              2008       $11.065      $ 6.237       109,296
                              2010       $10.000      $ 8.379        82,857
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.771       103,731
                              2007       $10.771      $11.413        92,646
                              2008       $11.413      $ 7.815        73,163

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $10.000      $10.554        41,197
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.292             0
                              2002       $ 9.292      $ 7.447         1,088
                              2003       $ 7.447      $ 9.309         1,426
                              2004       $ 9.309      $ 9.874         3,141
                              2005       $ 9.874      $10.197         2,494
                              2006       $10.197      $11.078         2,321
                              2007       $11.078      $11.281         2,240
                              2008       $11.281      $ 7.026       209,702
                              2010       $10.000      $ 9.220       124,662
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $10.127             0
                              2002       $10.127      $ 8.270             0
                              2003       $ 8.270      $10.671           526
                              2004       $10.671      $11.992             0
                              2005       $11.992      $12.481             0
                              2006       $12.481      $14.877             0
                              2007       $14.877      $15.568             0
                              2008       $15.568      $ 8.989       112,685
                              2010       $10.000      $11.221        83,482
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.188             0
                              2002       $ 9.188      $ 6.994             0
                              2003       $ 6.994      $ 8.736           241
                              2004       $ 8.736      $ 9.382           451
                              2005       $ 9.382      $ 9.374         1,007
                              2006       $ 9.374      $10.016             0
                              2007       $10.016      $10.200             0
                              2008       $10.200      $ 7.679        46,635
                              2010       $10.000      $11.703        33,056
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.780             0
                              2002       $ 9.780      $ 8.668             0
                              2003       $ 8.668      $10.239           522
                              2004       $10.239      $11.112           964
                              2005       $11.112      $11.623             0
                              2006       $11.623      $12.984             0
                              2007       $12.984      $13.090             0
                              2008       $13.090      $ 9.438        39,067
                              2010       $10.000      $12.701        27,810

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.790             0
                              2005       $10.790      $11.381             0
                              2006       $11.381      $12.411             0
                              2007       $12.411      $13.325             0
                              2008       $13.325      $ 9.337         4,005
                              2010       $10.000      $13.330         9,309
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.778             0
                              2002       $ 9.778      $ 7.147           631
                              2003       $ 7.147      $ 8.935           859
                              2004       $ 8.935      $ 9.659           858
                              2005       $ 9.659      $ 9.888           304
                              2006       $ 9.888      $11.168            29
                              2007       $11.168      $11.493            28
                              2008       $11.493      $ 7.067       206,916
                              2010       $10.000      $ 9.808       191,650
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.244             0
                              2002       $ 9.244      $ 5.798             0
                              2003       $ 5.798      $ 7.238             0
                              2004       $ 7.238      $ 7.594             0
                              2005       $ 7.594      $ 8.034             0
                              2006       $ 8.034      $ 8.100             0
                              2007       $ 8.100      $ 9.286             0
                              2008       $ 9.286      $ 4.643        42,681
                              2010       $10.000      $ 8.878        17,998
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 9.241             0
                              2002       $ 9.241      $ 5.775             0
                              2003       $ 5.775      $ 7.191           290
                              2004       $ 7.191      $ 7.527           544
                              2005       $ 7.527      $ 7.942         1,294
                              2006       $ 7.942      $ 7.989             0
                              2007       $ 7.989      $ 9.133             0
                              2008       $ 9.133      $ 4.555       168,257
                              2010       $10.000      $ 8.668       117,452
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2002       $10.000      $ 8.019         1,583
                              2003       $ 8.019      $10.279         1,682
                              2004       $10.279      $11.831         1,765
                              2005       $11.831      $12.074         3,075
                              2006       $12.074      $13.735         1,385
                              2007       $13.735      $13.148         1,428
                              2008       $13.148      $ 8.273       326,791
                              2010       $10.000      $11.809       230,510
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.099             0
                              2005       $11.099      $12.087             0
                              2006       $12.087      $12.431             0
                              2007       $12.431      $14.328             0
                              2008       $14.328      $ 7.467        25,008
                              2010       $10.000      $14.279        24,837
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES
IFORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.837           577
                              2002       $ 9.837      $ 6.940         2,543
                              2003       $ 6.940      $ 9.626         3,023
                              2004       $ 9.626      $10.812         2,900
                              2005       $10.812      $11.903         2,952
                              2006       $11.903      $14.083         1,917
                              2007       $14.083      $14.886         1,840
                              2008       $14.886      $ 8.566       199,187
                              2010       $10.000      $14.006       151,060
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.292           328
                              2002       $ 8.292      $ 6.251         2,123
                              2003       $ 6.251      $ 7.180         1,017
                              2004       $ 7.180      $ 8.465             0
                              2005       $ 8.465      $ 9.489             0
                              2006       $ 9.489      $11.165             0
                              2007       $11.165      $13.136             0
                              2008       $13.136      $ 8.569        42,092
                              2010       $10.000      $10.443        42,122
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.116           748
                              2002       $ 9.116      $ 6.933         2,254
                              2003       $ 6.933      $ 8.547         2,254
                              2004       $ 8.547      $ 9.423         2,908
                              2005       $ 9.423      $11.336         2,908
                              2006       $11.336      $11.961         2,702
                              2007       $11.961      $13.995         2,599
                              2008       $13.995      $ 6.996        54,792

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $10.000      $14.288        50,679
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.176             0
                              2002       $ 9.176      $ 7.083           187
                              2003       $ 7.083      $ 8.509           434
                              2004       $ 8.509      $ 9.246           420
                              2005       $ 9.246      $10.686           407
                              2006       $10.686      $10.885           396
                              2007       $10.885      $12.721           377
                              2008       $12.721      $ 6.515       239,880
                              2010       $10.000      $13.628       164,878
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.536           441
                              2002       $ 9.536      $ 7.335         1,548
                              2003       $ 7.335      $ 9.253         1,809
                              2004       $ 9.253      $10.202         1,710
                              2005       $10.202      $10.836         1,696
                              2006       $10.836      $13.796         1,596
                              2007       $13.796      $15.596         1,531
                              2008       $15.596      $ 8.737       126,101
                              2010       $10.000      $11.440        81,507
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.691             0
                              2002       $ 9.691      $ 6.942         1,034
                              2003       $ 6.942      $ 8.897           884
                              2004       $ 8.897      $ 9.792           883
                              2005       $ 9.792      $10.217           313
                              2006       $10.217      $11.853            30
                              2007       $11.853      $13.555            29
                              2008       $13.555      $ 7.446        35,058
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.400         2,112
                              2002       $10.400      $10.731         1,964
                              2003       $10.731      $11.369         1,874
                              2004       $11.369      $11.709         1,874
                              2005       $11.709      $11.831         1,851
                              2006       $11.831      $12.217         1,755
                              2007       $12.217      $12.660         1,755
                              2008       $12.660      $11.278        99,535
                              2010       $10.000      $14.446        96,203
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.107             0
                              2002       $10.107      $10.438             0
                              2003       $10.438      $10.434         2,047
                              2004       $10.434      $10.347         2,520

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2005       $10.347      $10.296           915
                              2006       $10.296      $10.499             0
                              2007       $10.499      $10.578             0
                              2008       $10.578      $ 8.791       121,824
                              2010       $10.000      $ 9.113       109,322
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.033         7,315
                              2002       $10.033      $ 9.941         1,785
                              2003       $ 9.941      $ 9.785         6,332
                              2004       $ 9.785      $ 9.650         6,145
                              2005       $ 9.650      $ 9.699         1,681
                              2006       $ 9.699      $ 9.922         1,595
                              2007       $ 9.922      $10.178         1,595
                              2008       $10.178      $10.195       212,875
                              2010       $10.000      $ 9.798        98,460
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.778             0
                              2002       $ 9.778      $ 8.382         1,032
                              2003       $ 8.382      $10.342         1,709
                              2004       $10.342      $11.163         1,689
                              2005       $11.163      $11.825         2,959
                              2006       $11.825      $13.301         1,629
                              2007       $13.301      $14.128         1,599
                              2008       $14.128      $10.497       122,578
                              2010       $10.000      $12.828       106,441
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.886             0
                              2002       $ 9.886      $ 7.491         1,533
                              2003       $ 7.491      $ 9.354           829
                              2004       $ 9.354      $10.188           828
                              2005       $10.188      $10.508           293
                              2006       $10.508      $11.940            28
                              2007       $11.940      $10.996            27
                              2008       $10.996      $ 6.607        39,230
                              2010       $10.000      $ 9.425        23,765
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.702             0
                              2002       $ 9.702      $ 7.392           439
                              2003       $ 7.392      $ 9.312           727
                              2004       $ 9.312      $10.606         1,289
                              2005       $10.606      $11.665         2,093
                              2006       $11.665      $14.604         1,079
                              2007       $14.604      $15.511           984
                              2008       $15.511      $ 8.521       139,346
                              2010       $10.000      $11.227        91,156

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.276           229
                              2003       $ 7.276      $10.673           805
                              2004       $10.673      $13.204           738
                              2005       $13.204      $13.854         1,077
                              2006       $13.854      $15.929           691
                              2007       $15.929      $13.626           678
                              2008       $13.626      $ 8.098        89,724
                              2010       $10.000      $12.894        74,391
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.097           602
                              2002       $ 9.097      $ 6.551         2,633
                              2003       $ 6.551      $ 8.021         3,644
                              2004       $ 8.021      $ 8.257         1,961
                              2005       $ 8.257      $ 8.555         2,010
                              2006       $ 8.555      $ 8.842         2,183
                              2007       $ 8.842      $ 9.144         2,176
                              2008       $ 9.144      $ 5.644        78,389
                              2010       $10.000      $10.736        61,979
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.669             0
                              2002       $ 9.669      $ 6.798             0
                              2003       $ 6.798      $ 8.324             0
                              2004       $ 8.324      $ 8.794             0
                              2005       $ 8.794      $ 9.974             0
                              2006       $ 9.974      $10.179             0
                              2007       $10.179      $12.161             0
                              2008       $12.161      $ 6.057        42,698
                              2010       $10.000      $11.837        26,719
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.253             0
                              2002       $ 9.253      $ 8.703             0
                              2003       $ 8.703      $12.768           252
                              2004       $12.768      $15.408           226
                              2005       $15.408      $20.217           176
                              2006       $20.217      $27.179           157
                              2007       $27.179      $37.414           111
                              2008       $37.414      $15.906        35,101
                              2010       $10.000      $30.896        37,939
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.784             0
                              2002       $ 9.784      $ 7.403             0
                              2003       $ 7.403      $ 9.246             0
                              2004       $ 9.246      $10.639             0
                              2005       $10.639      $11.583             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.583      $14.208             0
                              2007       $14.208      $15.957             0
                              2008       $15.957      $ 8.661        57,496
                              2010       $10.000      $11.655        40,783
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.294             0
                              2003       $ 7.294      $10.136             0
                              2004       $10.136      $12.081             0
                              2005       $12.081      $13.923           643
                              2006       $13.923      $14.914             0
                              2007       $14.914      $17.930             0
                              2008       $17.930      $ 9.355        84,787
                              2010       $10.000      $18.751        66,842
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.578             0
                              2002       $10.578      $ 9.886           601
                              2003       $ 9.886      $13.417           220
                              2004       $13.417      $17.938           194
                              2005       $17.938      $20.582           445
                              2006       $20.582      $27.852           142
                              2007       $27.852      $22.637           150
                              2008       $22.637      $13.780        63,258
                              2010       $10.000      $22.085        40,102



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

                    MORGAN STANLEY VARIABLE ANNUITY 3 - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.496       160,636
                              2002       $ 9.496      $ 7.228       298,203
                              2003       $ 7.228      $ 9.356       354,552
                              2004       $ 9.356      $10.189       319,663
                              2005       $10.189      $10.437       308,155
                              2006       $10.437      $11.956       268,493
                              2007       $11.956      $12.275       230,982
                              2008       $12.275      $ 7.128       174,325
                              2009       $ 7.128      $ 8.401       157,489
                              2010       $ 8.401      $ 9.279       118,669
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.106        28,772
                              2002       $ 9.106      $ 6.396        27,065
                              2003       $ 6.396      $ 8.437        46,904
                              2004       $ 8.437      $ 9.462        60,088
                              2005       $ 9.462      $10.344        61,575
                              2006       $10.344      $10.004        47,328
                              2007       $10.004      $11.035        41,458
                              2008       $11.035      $ 6.203        37,662
                              2009       $ 6.203      $ 8.070        30,584
                              2010       $ 8.070      $ 9.072        26,258
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                              2001       $10.000      $ 9.293        19,553
                              2002       $ 9.293      $ 6.293        66,588
                              2003       $ 6.293      $ 7.602        80,947
                              2004       $ 7.602      $ 8.066        73,273
                              2005       $ 8.066      $ 9.071        61,745
                              2006       $ 9.071      $ 8.826        64,399
                              2007       $ 8.826      $ 9.818        62,341
                              2008       $ 9.818      $ 5.785        54,100

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.785      $ 7.767        44,603
                              2010       $ 7.767      $ 8.354        34,697
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.658           605
                              2005       $10.658      $10.783         2,691
                              2006       $10.783      $11.548         7,992
                              2007       $11.548      $11.614         7,130
                              2008       $11.614      $ 8.714         9,869
                              2009       $ 8.714      $12.176        17,004
                              2010       $12.176      $13.504        16,094
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.201         1,875
                              2005       $11.201      $11.145        19,125
                              2006       $11.145      $12.905        58,251
                              2007       $12.905      $13.110        71,526
                              2008       $13.110      $ 9.030        70,688
                              2009       $ 9.030      $11.990        85,415
                              2010       $11.990      $13.229        68,432
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                              2004       $10.000      $10.914         1,015
                              2005       $10.914      $11.815        10,726
                              2006       $11.815      $13.697        40,049
                              2007       $13.697      $13.877        44,548
                              2008       $13.877      $ 8.546        52,277
                              2009       $ 8.546      $10.548        50,599
                              2010       $10.548      $11.485        37,942
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                              2004       $10.000      $11.479         7,526
                              2005       $11.479      $12.384        30,764
                              2006       $12.384      $14.728        39,331
                              2007       $14.728      $16.649        37,435
                              2008       $16.649      $ 9.720        28,809
                              2009       $ 9.720      $13.044        27,245
                              2010       $13.044      $13.847        21,873
INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES I
FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES I
                              2001       $10.000      $ 9.211        61,095
                              2002       $ 9.211      $ 6.822        62,600
                              2003       $ 6.822      $ 8.653        58,582
                              2004       $ 8.653      $ 9.034        60,099
                              2005       $ 9.034      $ 9.629        49,360
                              2006       $ 9.629      $10.023        60,571
                              2007       $10.023      $10.993        54,593
                              2008       $10.993      $ 6.190        39,955
                              2009       $ 6.190      $ 7.339        39,443

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2010       $ 7.339      $ 8.300        31,971
INVESCO V.I. CORE EQUITY - SERIES I
FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES I
                              2006       $10.000      $10.763        74,006
                              2007       $10.763      $11.394        62,455
                              2008       $11.394      $ 7.794        46,965
                              2009       $ 7.794      $ 9.792        39,166
                              2010       $ 9.792      $10.504        36,875
INVESCO V.I. DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.287       107,106
                              2002       $ 9.287      $ 7.436       217,081
                              2003       $ 7.436      $ 9.285       303,011
                              2004       $ 9.285      $ 9.839       315,518
                              2005       $ 9.839      $10.151       267,427
                              2006       $10.151      $11.017       206,852
                              2007       $11.017      $11.207       182,748
                              2008       $11.207      $ 6.973       127,248
                              2009       $ 6.973      $ 8.463       115,542
                              2010       $ 8.463      $ 9.132       102,315
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.661        14,265
                              2002       $ 9.661      $ 8.257        64,127
                              2003       $ 8.257      $10.644       126,613
                              2004       $10.644      $11.950       148,551
                              2005       $11.950      $12.424       144,996
                              2006       $12.424      $14.795       120,994
                              2007       $14.795      $15.466       109,486
                              2008       $15.466      $ 8.922        86,664
                              2009       $ 8.922      $10.144        80,976
                              2010       $10.144      $11.114        69,533
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                              2001       $10.000      $ 7.698        13,004
                              2002       $ 7.698      $ 6.983        62,541
                              2003       $ 6.983      $ 8.714       120,583
                              2004       $ 8.714      $ 9.349        66,919
                              2005       $ 9.349      $ 9.331        61,846
                              2006       $ 9.331      $ 9.961        35,798
                              2007       $ 9.961      $10.133        28,957
                              2008       $10.133      $ 7.621        26,069
                              2009       $ 7.621      $10.767        25,915
                              2010       $10.767      $11.592        13,579

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.602        19,518
                              2002       $ 9.602      $ 8.655        57,563
                              2003       $ 8.655      $10.213       104,801
                              2004       $10.213      $11.073        99,568
                              2005       $11.073      $11.571        89,567
                              2006       $11.571      $12.913        95,709
                              2007       $12.913      $13.005        97,907
                              2008       $13.005      $ 9.367        73,271
                              2009       $ 9.367      $11.456        63,804
                              2010       $11.456      $12.580        57,138
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES I
FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES I
                              2004       $10.000      $10.783           454
                              2005       $10.783      $11.366         1,292
                              2006       $11.366      $12.382         2,261
                              2007       $12.382      $13.281         2,079
                              2008       $13.281      $ 9.296         1,158
                              2009       $ 9.296      $11.852           906
                              2010       $11.852      $13.244           904
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
FORMERLY, MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.424        88,849
                              2002       $ 9.424      $ 7.136       189,549
                              2003       $ 7.136      $ 8.912       245,807
                              2004       $ 8.912      $ 9.625       265,677
                              2005       $ 9.625      $ 9.844       205,733
                              2006       $ 9.844      $11.106       189,286
                              2007       $11.106      $11.418       151,825
                              2008       $11.418      $ 7.014       116,174
                              2009       $ 7.014      $ 8.658       103,465
                              2010       $ 8.658      $ 9.715        88,244
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES I
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.243             0
                              2002       $ 9.243      $ 5.789        22,995
                              2003       $ 5.789      $ 7.220        27,996
                              2004       $ 7.220      $ 7.567        24,935
                              2005       $ 7.567      $ 7.998        24,281
                              2006       $ 7.998      $ 8.056        23,173
                              2007       $ 8.056      $ 9.225        18,957
                              2008       $ 9.225      $ 4.608        18,487
                              2009       $ 4.608      $ 7.493        18,313
                              2010       $ 7.493      $ 8.794        15,996

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                              2001       $10.000      $ 8.744        97,388
                              2002       $ 8.744      $ 5.766       190,862
                              2003       $ 5.766      $ 7.173       238,208
                              2004       $ 7.173      $ 7.500       213,338
                              2005       $ 7.500      $ 7.906       185,732
                              2006       $ 7.906      $ 7.945       152,940
                              2007       $ 7.945      $ 9.074       134,512
                              2008       $ 9.074      $ 4.521       119,170
                              2009       $ 4.521      $ 7.333       102,758
                              2010       $ 7.333      $ 8.586        70,716
INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
FORMERLY, VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                              2002       $10.000      $ 8.014       276,201
                              2003       $ 8.014      $10.262       390,412
                              2004       $10.262      $11.800       430,151
                              2005       $11.800      $12.030       415,996
                              2006       $12.030      $13.671       398,600
                              2007       $13.671      $13.074       345,722
                              2008       $13.074      $ 8.218       266,416
                              2009       $ 8.218      $10.334       243,712
                              2010       $10.334      $11.708       213,309
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.091        19,969
                              2005       $11.091      $12.069        15,592
                              2006       $12.069      $12.401        14,399
                              2007       $12.401      $14.279        11,266
                              2008       $14.279      $ 7.433         9,207
                              2009       $ 7.433      $11.382        18,488
                              2010       $11.382      $14.186        15,503
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
FORMERLY, UIF U.S. MID CAP VALUE PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.831       128,931
                              2002       $ 9.831      $ 6.929       278,464
                              2003       $ 6.929      $ 9.602       270,357
                              2004       $ 9.602      $10.774       255,492
                              2005       $10.774      $11.849       235,099
                              2006       $11.849      $14.006       211,658
                              2007       $14.006      $14.789       190,328
                              2008       $14.789      $ 8.502       143,376
                              2009       $ 8.502      $11.589       125,621
                              2010       $11.589      $13.873       111,571
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2001       $10.000      $ 8.287        45,946
                              2002       $ 8.287      $ 6.242        81,041
                              2003       $ 6.242      $ 7.162        89,601
                              2004       $ 7.162      $ 8.436        80,742
                              2005       $ 8.436      $ 9.446        83,991
                              2006       $ 9.446      $11.103        83,606
                              2007       $11.103      $13.050        67,393
                              2008       $13.050      $ 8.504        46,246
                              2009       $ 8.504      $ 9.896        45,644
                              2010       $ 9.896      $10.344        45,701
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.162        32,523
                              2002       $ 9.162      $ 6.922        46,945
                              2003       $ 6.922      $ 8.525        67,686
                              2004       $ 8.525      $ 9.390        68,323
                              2005       $ 9.390      $11.285        62,702
                              2006       $11.285      $11.895        71,258
                              2007       $11.895      $13.904        63,859
                              2008       $13.904      $ 6.943        58,722
                              2009       $ 6.943      $11.495        45,704
                              2010       $11.495      $14.152        35,857
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.195        82,118
                              2002       $ 9.195      $ 7.072       191,360
                              2003       $ 7.072      $ 8.487       275,607
                              2004       $ 8.487      $ 9.214       252,732
                              2005       $ 9.214      $10.637       222,072
                              2006       $10.637      $10.825       178,255
                              2007       $10.825      $12.638       146,580
                              2008       $12.638      $ 6.466       102,234
                              2009       $ 6.466      $10.818        91,388
                              2010       $10.818      $13.499        79,204
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.531        19,588
                              2002       $ 9.531      $ 7.323        62,369
                              2003       $ 7.323      $ 9.230        85,128
                              2004       $ 9.230      $10.166        71,463
                              2005       $10.166      $10.787        59,830
                              2006       $10.787      $13.720        49,897
                              2007       $13.720      $15.495        41,438
                              2008       $15.495      $ 8.672        31,553
                              2009       $ 8.672      $10.819        26,107
                              2010       $10.819      $11.332        21,558
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                              2001       $10.000      $ 8.953         4,005
                              2002       $ 8.953      $ 6.931        11,385

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2003       $ 6.931      $ 8.874        17,176
                              2004       $ 8.874      $ 9.757        22,146
                              2005       $ 9.757      $10.171        17,988
                              2006       $10.171      $11.788        14,275
                              2007       $11.788      $13.467        13,718
                              2008       $13.467      $ 7.390        12,561
                              2009       $ 7.390      $ 7.048             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                              2001       $10.000      $10.394        74,643
                              2002       $10.394      $10.714       217,334
                              2003       $10.714      $11.340       282,496
                              2004       $11.340      $11.668       215,559
                              2005       $11.668      $11.778       204,542
                              2006       $11.778      $12.149       193,805
                              2007       $12.149      $12.577       184,391
                              2008       $12.577      $11.194       128,474
                              2009       $11.194      $13.405       133,825
                              2010       $13.405      $14.309        85,823
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                              2001       $10.000      $10.253        62,636
                              2002       $10.253      $10.422       140,912
                              2003       $10.422      $10.407       225,916
                              2004       $10.407      $10.310       208,409
                              2005       $10.310      $10.249       178,949
                              2006       $10.249      $10.441       164,858
                              2007       $10.441      $10.509       177,941
                              2008       $10.509      $ 8.725        99,227
                              2009       $ 8.725      $ 9.018        92,527
                              2010       $ 9.018      $ 9.027        85,102
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                              2001       $10.000      $10.028       140,953
                              2002       $10.028      $ 9.926       226,154
                              2003       $ 9.926      $ 9.760       220,177
                              2004       $ 9.760      $ 9.616       175,947
                              2005       $ 9.616      $ 9.655       162,683
                              2006       $ 9.655      $ 9.867       197,588
                              2007       $ 9.867      $10.112       177,576
                              2008       $10.112      $10.119       231,651
                              2009       $10.119      $ 9.910       109,666
                              2010       $ 9.910      $ 9.705       176,548
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                              2001       $10.000      $ 9.508        55,765
                              2002       $ 9.508      $ 8.369       121,094
                              2003       $ 8.369      $10.316       130,297
                              2004       $10.316      $11.124       121,354
                              2005       $11.124      $11.772       108,279

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2006       $11.772      $13.228       103,138
                              2007       $13.228      $14.036        94,253
                              2008       $14.036      $10.418        57,317
                              2009       $10.418      $12.184        62,779
                              2010       $12.184      $12.707        57,857
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                              2001       $10.000      $ 9.429         3,372
                              2002       $ 9.429      $ 7.480        54,496
                              2003       $ 7.480      $ 9.330        65,291
                              2004       $ 9.330      $10.152        62,661
                              2005       $10.152      $10.461        55,079
                              2006       $10.461      $11.874        47,260
                              2007       $11.874      $10.924        38,180
                              2008       $10.924      $ 6.557        25,120
                              2009       $ 6.557      $ 8.335        21,438
                              2010       $ 8.335      $ 9.336        18,748
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                              2001       $10.000      $ 9.155        34,549
                              2002       $ 9.155      $ 7.380        97,694
                              2003       $ 7.380      $ 9.289       117,722
                              2004       $ 9.289      $10.569       116,159
                              2005       $10.569      $11.612       113,555
                              2006       $11.612      $14.524       125,048
                              2007       $14.524      $15.410       109,830
                              2008       $15.410      $ 8.457        86,809
                              2009       $ 8.457      $10.321        84,549
                              2010       $10.321      $11.120        69,749
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB
                              2002       $10.000      $ 7.271        81,504
                              2003       $ 7.271      $10.655       105,138
                              2004       $10.655      $13.169       117,987
                              2005       $13.169      $13.803       109,662
                              2006       $13.803      $15.855       105,321
                              2007       $15.855      $13.549        85,051
                              2008       $13.549      $ 8.045        65,444
                              2009       $ 8.045      $10.361        64,978
                              2010       $10.361      $12.783        60,866
PUTNAM VT VOYAGER FUND - CLASS IB
                              2001       $10.000      $ 9.092        40,982
                              2002       $ 9.092      $ 6.541        69,720
                              2003       $ 6.541      $ 8.000        76,360
                              2004       $ 8.000      $ 8.228        72,051
                              2005       $ 8.228      $ 8.517        65,481
                              2006       $ 8.517      $ 8.793        53,369
                              2007       $ 8.793      $ 9.085        29,945
                              2008       $ 9.085      $ 5.601        21,824

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
                              2009       $ 5.601      $ 8.990        27,353
                              2010       $ 8.990      $10.634        26,213
UIF CAPITAL GROWTH PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.609        17,703
                              2002       $ 9.609      $ 6.787        40,574
                              2003       $ 6.787      $ 8.303        55,332
                              2004       $ 8.303      $ 8.763        58,863
                              2005       $ 8.763      $ 9.929        53,711
                              2006       $ 9.929      $10.123        43,460
                              2007       $10.123      $12.082        34,827
                              2008       $12.082      $ 6.011        30,390
                              2009       $ 6.011      $ 9.745        27,387
                              2010       $ 9.745      $11.725        17,619
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.741         9,160
                              2002       $ 9.741      $ 8.689        17,207
                              2003       $ 8.689      $12.736        18,327
                              2004       $12.736      $15.354        31,006
                              2005       $15.354      $20.126        27,601
                              2006       $20.126      $27.029        37,976
                              2007       $27.029      $37.170        34,672
                              2008       $37.170      $15.787        25,710
                              2009       $15.787      $26.256        27,395
                              2010       $26.256      $30.603        26,002
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS I
FORMERLY, UIF INTERNATIONAL MAGNUM PORTFOLIO, CLASS I
                              2001       $10.000      $ 9.074         7,499
                              2002       $ 9.074      $ 7.391        23,975
                              2003       $ 7.391      $ 9.223        29,246
                              2004       $ 9.223      $10.601        33,939
                              2005       $10.601      $11.531        36,853
                              2006       $11.531      $14.130        40,218
                              2007       $14.130      $15.853        34,304
                              2008       $15.853      $ 8.596        28,913
                              2009       $ 8.596      $11.155        31,313
                              2010       $11.155      $11.544        22,166
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS I
                              2002       $10.000      $ 7.289        33,994
                              2003       $ 7.289      $10.119        74,890
                              2004       $10.119      $12.049        83,472
                              2005       $12.049      $13.872        73,876
                              2006       $13.872      $14.844        74,724
                              2007       $14.844      $17.828        70,285
                              2008       $17.828      $ 9.293        56,812
                              2009       $ 9.293      $14.347        46,794
                              2010       $14.347      $18.589        43,440

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS              DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
------------              ------------ ------------ ------------ --------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS I
                              2001       $10.000      $10.230        22,121
                              2002       $10.230      $ 9.870        57,417
                              2003       $ 9.870      $13.383        85,725
                              2004       $13.383      $17.875        99,081
                              2005       $17.875      $20.489        90,566
                              2006       $20.489      $27.699        82,787
                              2007       $27.699      $22.490        71,659
                              2008       $22.490      $13.676        53,810
                              2009       $13.676      $17.189        47,674
                              2010       $17.189      $21.875        45,344



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2010 AND FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,704,724  $2,523,391   $113,872     $46,371     $16,971     $3,200
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    726,176     230,868     12,192       5,560       1,065        252
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,044,265  $2,105,638   $117,933     $47,362     $22,018     $2,849
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     9.12  $     9.72   $   8.10     $  7.12     $  7.50     $ 7.70
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    13.43  $    13.86   $  14.37     $ 14.35     $ 13.53     $13.93
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST         AST         AST         AST     AST CAPITAL
                                      BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                     ALLOCATION     2018        2019        2020        2021     ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     ----------- ----------   --------    --------    --------   ----------
    Total assets.................... $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
NET ASSETS
Accumulation units.................. $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
Contracts in payout (annuitization)
 period.............................          --         --         --          --          --           --
                                     ----------- ----------   --------    --------    --------   ----------
    Total net assets................ $10,009,222 $1,028,689   $453,772    $601,181    $300,550   $6,495,836
                                     =========== ==========   ========    ========    ========   ==========
FUND SHARE INFORMATION
Number of shares....................     900,920     86,372     38,261      60,058      26,811      622,206
                                     =========== ==========   ========    ========    ========   ==========
Cost of investments................. $ 8,139,505 $  963,669   $443,921    $599,271    $305,597   $5,812,462
                                     =========== ==========   ========    ========    ========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.49 $    10.39   $  10.30    $   9.55    $  10.89   $     8.87
                                     =========== ==========   ========    ========    ========   ==========
    Highest......................... $     13.28 $    12.36   $  12.22    $  10.11    $  11.04   $    13.70
                                     =========== ==========   ========    ========    ========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST         AST
                                         CLS         CLS         AST         AST         AST         AST
                                       GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                        ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                     ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      --------   ----------    -------     -------     -------   ----------
    Total assets....................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
NET ASSETS
Accumulation units..................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
Contracts in payout (annuitization)
 period.............................        --           --         --          --          --           --
                                      --------   ----------    -------     -------     -------   ----------
    Total net assets................  $316,562   $1,823,388    $40,910     $17,148     $13,207   $3,181,390
                                      ========   ==========    =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................    29,558      183,071      6,707       1,992       1,426      325,962
                                      ========   ==========    =======     =======     =======   ==========
Cost of investments.................  $249,159   $1,412,687    $53,823     $21,713     $12,593   $2,802,743
                                      ========   ==========    =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.16   $     9.57    $  9.51     $  7.53     $  9.25   $     8.91
                                      ========   ==========    =======     =======     =======   ==========
    Highest.........................  $  13.86   $    13.12    $ 18.34     $ 14.08     $ 16.90   $    13.81
                                      ========   ==========    =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ------------ ----------- ----------- -----------
                                         AST                      AST          AST         AST
                                     FIRST TRUST      AST       GOLDMAN      GOLDMAN     GOLDMAN
                                       CAPITAL      GLOBAL       SACHS        SACHS       SACHS
                                     APPRECIATION    REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                        TARGET      ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD
                                     ------------ ----------- ------------ ----------- ----------- -----------
ASSETS
Investments at fair value........... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     -----------    ------      -------      -------     ------      -------
    Total assets.................... $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
NET ASSETS
Accumulation units.................. $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
Contracts in payout (annuitization)
 period.............................          --        --           --           --         --           --
                                     -----------    ------      -------      -------     ------      -------
    Total net assets................ $14,890,287    $2,764      $50,686      $49,756     $5,171      $87,102
                                     ===========    ======      =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................   1,502,552       340        1,853        9,146        495       11,723
                                     ===========    ======      =======      =======     ======      =======
Cost of investments................. $13,389,166    $2,337      $41,669      $47,119     $4,617      $80,756
                                     ===========    ======      =======      =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      8.65    $ 9.38      $  9.43      $ 10.70     $11.61      $ 10.76
                                     ===========    ======      =======      =======     ======      =======
    Highest......................... $     14.21    $16.45      $ 13.90      $ 15.87     $15.88      $ 13.95
                                     ===========    ======      =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments at fair value...........   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $138,205     $557,257      $55,280       $76,697     $2,029,627     $50,145
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,657       52,821        4,794         4,891        171,857       2,419
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $109,736     $447,770      $56,586       $91,681     $2,015,597     $52,709
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.71     $   9.89      $  7.74       $  7.83     $    11.72     $  8.13
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.69     $  12.99      $ 14.92       $ 14.29     $    13.05     $ 14.30
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST
                                         AST         LORD       MARSICO       AST         AST         AST
                                      LARGE-CAP  ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                        VALUE     DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ------      -------      -------     -------     -------     -------
    Total assets....................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
Contracts in payout (annuitization)
 period.............................       --           --           --          --          --          --
                                       ------      -------      -------     -------     -------     -------
    Total net assets................   $  595      $50,531      $76,574     $41,110     $15,981     $39,443
                                       ======      =======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................       45        4,845        3,959       4,058       1,660       3,306
                                       ======      =======      =======     =======     =======     =======
Cost of investments.................   $  779      $49,088      $76,090     $45,434     $14,439     $30,366
                                       ======      =======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 6.96      $ 11.11      $  8.73     $  9.34     $  8.85     $  9.54
                                       ======      =======      =======     =======     =======     =======
    Highest.........................   $14.15      $ 13.46      $ 14.95     $ 14.70     $ 13.46     $ 16.06
                                       ======      =======      =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES        SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- -------------- -----------
                                                     AST         AST         AST          AST           AST
                                                  NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC
                                         AST       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING
                                        MONEY    LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS
                                       MARKET       VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY
                                     ----------- ----------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair value...........  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      --------     -------     -------     ------       --------      -------
    Total assets....................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
NET ASSETS
Accumulation units..................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
Contracts in payout (annuitization)
 period.............................        --          --          --         --             --           --
                                      --------     -------     -------     ------       --------      -------
    Total net assets................  $772,502     $38,199     $32,526     $7,685       $233,692      $37,109
                                      ========     =======     =======     ======       ========      =======
FUND SHARE INFORMATION
Number of shares....................   772,502       2,523       1,523        846         23,534        3,741
                                      ========     =======     =======     ======       ========      =======
Cost of investments.................  $772,502     $36,876     $30,273     $6,802       $181,061      $29,358
                                      ========     =======     =======     ======       ========      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.53     $  9.25     $  9.18     $ 8.76       $   9.72      $ 10.72
                                      ========     =======     =======     ======       ========      =======
    Highest.........................  $  10.14     $ 16.62     $ 15.62     $14.25       $  13.32      $ 17.76
                                      ========     =======     =======     ======       ========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                      ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ----------- -----------
                                         AST                                               AST
                                        PIMCO        AST          AST          AST      SCHRODERS
                                       LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                      MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                        BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                     ----------- ------------ ------------ ----------- ----------- -----------
ASSETS
Investments at fair value...........  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      --------     --------    ----------    -------    --------     ------
    Total assets....................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
NET ASSETS
Accumulation units..................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
Contracts in payout (annuitization)
 period.............................        --           --            --         --          --         --
                                      --------     --------    ----------    -------    --------     ------
    Total net assets................  $113,722     $407,721    $8,337,288    $28,675    $812,854     $2,908
                                      ========     ========    ==========    =======    ========     ======
FUND SHARE INFORMATION
Number of shares....................    10,749       33,530       709,556      2,551      60,345        143
                                      ========     ========    ==========    =======    ========     ======
Cost of investments.................  $120,085     $393,657    $6,857,821    $29,278    $611,455     $1,803
                                      ========     ========    ==========    =======    ========     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.52     $  11.34    $    10.24    $  7.71    $   9.54     $10.79
                                      ========     ========    ==========    =======    ========     ======
    Highest.........................  $  11.66     $  12.66    $    12.60    $ 14.47    $  13.60     $17.59
                                      ========     ========    ==========    =======    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                             SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                              TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------- ------------- ------------- ------------- ------------- -----------
                                            AST           AST           AST           AST
                               AST     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST
                            SMALL-CAP      ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC
                              VALUE     ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA
                           ----------- ------------- ------------- ------------- ------------- -----------
ASSETS
Investments at fair value.   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             -------    ----------      -------       -------      --------    ----------
    Total assets..........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
NET ASSETS
Accumulation units........   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
Contracts in payout
 (annuitization) period...        --            --           --            --            --            --
                             -------    ----------      -------       -------      --------    ----------
    Total net assets......   $33,520    $5,927,009      $94,787       $32,964      $124,004    $3,765,891
                             =======    ==========      =======       =======      ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     2,470       347,625        8,594         2,663         5,492       290,130
                             =======    ==========      =======       =======      ========    ==========
Cost of investments.......   $25,951    $5,125,892      $96,292       $27,179      $144,330    $3,317,187
                             =======    ==========      =======       =======      ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $  9.79    $     9.63      $ 10.50       $  9.79      $   8.11    $     9.63
                             =======    ==========      =======       =======      ========    ==========
    Highest...............   $ 16.01    $    13.30      $ 11.95       $ 14.97      $  16.27    $    12.29
                             =======    ==========      =======       =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                         SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                         TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     -------------- ------------- -------------- ----------- -------------- ------------
                                        FRANKLIN
                                     TEMPLETON VIP                                 PROFUND      PROFUND
                                     FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                                       ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                                     -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments at fair value...........   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ----------      ------         ------       ------        ------       -------
    Total assets....................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units..................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
Contracts in payout (annuitization)
 period.............................           --          --             --           --            --            --
                                       ----------      ------         ------       ------        ------       -------
    Total net assets................   $3,274,217      $  501         $  491       $4,327        $  600       $44,062
                                       ==========      ======         ======       ======        ======       =======
FUND SHARE INFORMATION
Number of shares....................      424,671          25             17          166            79         1,554
                                       ==========      ======         ======       ======        ======       =======
Cost of investments.................   $2,724,192      $  497         $  496       $2,264        $  513       $39,865
                                       ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $     8.98      $ 6.34         $ 9.66       $ 9.61        $ 8.51       $  7.98
                                       ==========      ======         ======       ======        ======       =======
    Highest.........................   $    13.88      $13.90         $12.80       $14.97        $12.41       $ 12.64
                                       ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                                     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                       ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                                     BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP   SMALL/MID CAP BERNSTEIN VPS
                                        GROWTH        INCOME         VALUE        GROWTH         VALUE         VALUE
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total assets....................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $27,127,873   $73,437,141   $20,930,653   $20,928,601   $26,111,672   $2,097,886
Contracts in payout (annuitization)
 period.............................       29,702        74,134         3,208            --            --           --
                                      -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets................  $27,157,575   $73,511,275   $20,933,861   $20,928,601   $26,111,672   $2,097,886
                                      ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,384,178     4,321,650     1,417,323       772,843     1,547,817      215,168
                                      ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments.................  $24,064,102   $90,356,098   $25,467,774   $18,384,824   $23,476,687   $2,542,570
                                      ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      6.09   $      9.19   $      9.66   $      5.90   $     19.22   $     8.63
                                      ===========   ===========   ===========   ===========   ===========   ==========
    Highest.........................  $     14.19   $     12.94   $     10.42   $     13.38   $     21.28   $     9.30
                                      ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                         DREYFUS
                                         AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                         CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                         VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                     PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                                       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
                                         AMERICAN         AMERICAN      SOCIALLY
                                         CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                       VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         -------           ------        -------     --------      --------     --------
    Total assets....................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
NET ASSETS
Accumulation units..................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
Contracts in payout (annuitization)
 period.............................          --               --             --           --            --           --
                                         -------           ------        -------     --------      --------     --------
    Total net assets................     $10,650           $4,885        $18,353     $472,436      $125,793     $702,889
                                         =======           ======        =======     ========      ========     ========
FUND SHARE INFORMATION
Number of shares....................       1,691              571            614       15,923         6,366      702,889
                                         =======           ======        =======     ========      ========     ========
Cost of investments.................     $11,487           $4,249        $16,240     $454,854      $132,900     $702,889
                                         =======           ======        =======     ========      ========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................     $ 15.47           $15.18        $  6.45     $   8.41      $   8.88     $   9.88
                                         =======           ======        =======     ========      ========     ========
    Highest.........................     $ 15.68           $15.38        $ 12.27     $  13.42      $  12.64     $  12.37
                                         =======           ======        =======     ========      ========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $481,680    $1,154,221   $1,090,612    $419,061     $378,816    $1,386,765
Contracts in payout (annuitization)
 period.............................    44,265        15,110           --          --        6,630        55,568
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $525,945    $1,169,331   $1,090,612    $419,061     $385,446    $1,442,333
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    92,923        59,690       76,373      55,431       46,891        65,175
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $585,840    $  991,697   $  976,670    $469,774     $498,796    $1,393,294
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  13.72    $    12.25   $    25.49    $  10.43     $  11.28    $    11.78
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.88    $    12.40   $    25.81    $  10.56     $  11.42    $    11.85
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                    FIDELITY      FIDELITY      FIDELITY
                               DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                            SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                           SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------- ----------- ------------- -------------- ------------- -------------
                               DWS         DWS
                              MONEY     SMALL CAP    FEDERATED
                             MARKET      GROWTH        PRIME                         VIP
                            VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                           ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            --------    --------    -----------    ----------    ----------    ----------
    Total assets..........  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units........  $354,957    $367,566    $11,010,437    $6,528,383    $1,080,554    $3,501,653
Contracts in payout
 (annuitization) period...        --          --        231,075        23,558         6,546        18,981
                            --------    --------    -----------    ----------    ----------    ----------
    Total net assets......  $354,957    $367,566    $11,241,512    $6,551,941    $1,087,100    $3,520,634
                            ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........   354,957      26,539     11,241,512       274,369        57,156        94,921
                            ========    ========    ===========    ==========    ==========    ==========
Cost of investments.......  $354,957    $333,262    $11,241,512    $6,579,562    $1,188,696    $3,508,499
                            ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $  10.54    $  11.45    $      9.90    $    12.98    $    11.26    $     6.78
                            ========    ========    ===========    ==========    ==========    ==========
    Highest...............  $  10.59    $  11.51    $     13.05    $    23.24    $    14.08    $    14.62
                            ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ----------    ----------    ----------    ----------        -------         -----------
    Total assets..........  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units........  $1,256,137    $5,086,769    $2,066,537    $1,477,994        $95,258         $77,385,724
Contracts in payout
 (annuitization) period...       3,037        21,180         4,122         1,171             --             276,295
                            ----------    ----------    ----------    ----------        -------         -----------
    Total net assets......  $1,259,174    $5,107,949    $2,070,659    $1,479,165        $95,258         $77,662,019
                            ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares..........     226,064        38,583       161,392        88,203          6,634           3,306,174
                            ==========    ==========    ==========    ==========        =======         ===========
Cost of investments.......  $1,356,436    $4,841,641    $2,037,549    $1,552,853        $70,781         $89,336,424
                            ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.05    $     8.53    $    16.46    $     9.66        $ 11.29         $      9.73
                            ==========    ==========    ==========    ==========        =======         ===========
    Highest...............  $    14.01    $    10.06    $    17.23    $    12.46        $ 13.09         $     18.34
                            ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ----------        ----------        ----------        ----------        ----------
    Total assets.......    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
Contracts in payout
 (annuitization)
 period................            --                --                --                --                --
                           ----------        ----------        ----------        ----------        ----------
    Total net assets...    $  907,769        $9,257,743        $7,167,565        $3,559,609        $3,212,530
                           ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        48,414           876,680           679,390           349,667           313,724
                           ==========        ==========        ==========        ==========        ==========
Cost of investments....    $1,034,724        $9,033,580        $6,927,337        $3,583,987        $3,171,768
                           ==========        ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $    10.35        $    10.54        $    10.14        $     9.75        $    10.71
                           ==========        ==========        ==========        ==========        ==========
    Highest............    $    13.33        $    11.26        $    10.84        $    10.43        $    11.45
                           ==========        ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $ 9,824,918
                           -----------
    Total assets.......    $ 9,824,918
                           ===========
NET ASSETS
Accumulation units.....    $ 9,824,918
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $ 9,824,918
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        790,420
                           ===========
Cost of investments....    $10,432,906
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.31
                           ===========
    Highest............    $     11.11
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $234,553         $2,481,049        $7,632,681        $7,385,454          $1,396
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        6,388            186,125         1,400,492            56,244             111
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $198,413         $2,269,297        $7,894,496        $7,478,159          $1,415
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   8.29         $    10.13        $    12.68        $     9.22          $13.84
                            ========         ==========        ==========        ==========          ======
    Highest............     $  12.23         $    10.83        $    18.22        $    13.07          $13.84
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $23,239,049
                           -----------
    Total assets.......    $23,239,049
                           ===========
NET ASSETS
Accumulation units.....    $22,979,139
Contracts in payout
 (annuitization)
 period................        259,910
                           -----------
    Total net assets...    $23,239,049
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        723,282
                           ===========
Cost of investments....    $21,895,798
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $     11.00
                           ===========
    Highest............    $     16.00
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              -----------         -------        ----------    -----------    -----------    ------------
    Total assets..........    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $18,282,295         $55,229        $4,239,551    $44,390,165    $12,416,327    $195,540,258
Contracts in payout
 (annuitization) period...         21,887              --                --        117,512          5,438         921,364
                              -----------         -------        ----------    -----------    -----------    ------------
    Total net assets......    $18,304,182         $55,229        $4,239,551    $44,507,677    $12,421,765    $196,461,622
                              ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     18,304,182           3,323           333,823      3,836,869      1,919,902      13,256,520
                              ===========         =======        ==========    ===========    ===========    ============
Cost of investments.......    $18,304,182         $61,431        $3,518,894    $51,260,672    $11,687,111    $203,478,101
                              ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.84         $ 11.42        $    11.68    $     13.51    $     13.04    $      12.69
                              ===========         =======        ==========    ===========    ===========    ============
    Highest...............    $     10.54         $ 17.06        $    12.59    $     15.17    $     14.26    $      13.97
                              ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                        VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                     PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                      FRANKLIN
                                        FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                                       LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.      GLOBAL
                                         GROWTH         VALUE          GROWTH       GOVERNMENT     DISCOVERY    MUTUAL SHARES
                                       SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                     -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value...........  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total assets....................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..................  $47,722,937    $42,628,639     $2,426,625    $36,805,869    $24,820,498    $109,470,952
Contracts in payout (annuitization)
 period.............................       73,802        259,796             --         65,996        192,062         359,814
                                      -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets................  $47,796,739    $42,888,435     $2,426,625    $36,871,865    $25,012,560    $109,830,766
                                      ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE INFORMATION
Number of shares....................    3,216,470      2,639,288        112,709      2,812,499      1,203,105       6,885,941
                                      ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.................  $48,504,860    $38,412,776     $1,723,645    $35,815,831    $24,565,709    $116,612,769
                                      ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.06    $     12.92     $     8.53    $     11.46    $     10.83    $      11.09
                                      ===========    ===========     ==========    ===========    ===========    ============
    Highest.........................  $     10.99    $     22.81     $    23.08    $     12.60    $     14.53    $      19.98
                                      ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH        STRATEGIC       LARGE CAP
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES       GROWTH           VALUE
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,928,370    $124,699,312    $2,673,682     $1,313,710       $17,305       $5,229,973
Contracts in payout
 (annuitization) period...      171,259         138,158        98,572          6,647            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $30,099,629    $124,837,470    $2,772,254     $1,320,357       $17,305       $5,229,973
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    2,663,684       8,736,002       142,240        119,923         1,441          510,740
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $27,094,575    $129,868,228    $2,218,815     $1,492,849       $16,540       $5,752,472
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     24.47    $      11.94    $    21.17     $    11.27       $  7.61       $     9.83
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     39.01    $      20.26    $    30.92     $    16.47       $ 11.63       $    11.63
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO       INVESCO
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT    INVESTMENT
                               TRUST         TRUST         TRUST         TRUST       SERVICES      SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                              VIT           VIT
                                VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I. INVESCO V. I.
                              MID CAP    INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED        BASIC
                               VALUE        EQUITY        EQUITY      U.S. EQUITY      FUND          VALUE
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ----------      ------      -----------   ----------    -----------   -----------
    Total assets..........  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
NET ASSETS
Accumulation units........  $5,352,087      $2,633      $11,504,188   $7,905,448    $18,188,317   $ 8,501,233
Contracts in payout
 (annuitization) period...          --          --            4,063       15,298         86,580        82,301
                            ----------      ------      -----------   ----------    -----------   -----------
    Total net assets......  $5,352,087      $2,633      $11,508,251   $7,920,746    $18,274,897   $ 8,583,534
                            ==========      ======      ===========   ==========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........     379,581         299        1,007,728      749,361      1,986,402     1,345,382
                            ==========      ======      ===========   ==========    ===========   ===========
Cost of investments.......  $5,773,292      $2,311      $13,019,689   $8,982,260    $20,687,518   $10,911,330
                            ==========      ======      ===========   ==========    ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    12.45      $ 8.65      $     10.15   $     7.78    $      7.61   $      9.19
                            ==========      ======      ===========   ==========    ===========   ===========
    Highest...............  $    27.86      $12.24      $     18.24   $    11.17    $     11.03   $     10.93
                            ==========      ======      ===========   ==========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                              INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                            INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                             SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- ---------------
                           INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                              CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND    GLOBAL DIVIDEND
                           APPRECIATIOM   DEVELOPMENT     EQUITY        INCOME        GROWTH         GROWTH
                           ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value.  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total assets..........  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
NET ASSETS
Accumulation units........  $72,980,678   $10,216,035  $101,156,992   $ 9,870,389  $164,016,518    $51,967,266
Contracts in payout
 (annuitization) period...      453,090        89,254     1,112,541       136,707     2,250,702        481,542
                            -----------   -----------  ------------   -----------  ------------    -----------
    Total net assets......  $73,433,768   $10,305,289  $102,269,533   $10,007,096  $166,267,220    $52,448,808
                            ===========   ===========  ============   ===========  ============    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,151,664       768,478     3,783,557     1,640,507    11,676,069      5,597,525
                            ===========   ===========  ============   ===========  ============    ===========
Cost of investments.......  $78,041,896   $ 9,560,726  $ 92,047,535   $12,801,616  $141,702,101    $68,874,973
                            ===========   ===========  ============   ===========  ============    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.27   $     12.14  $       7.87   $     10.72  $       9.59    $     11.19
                            ===========   ===========  ============   ===========  ============    ===========
    Highest...............  $     13.54   $     17.56  $      20.26   $     13.68  $      37.01    $     22.82
                            ===========   ===========  ============   ===========  ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.               INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                      GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME     INTERNATIONAL   LARGE CAP
                                      SECURITIES    HIGH YIELD    SECURITIES      BUILDER     GROWTH FUND     GROWTH
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total assets....................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units..................  $14,021,994   $6,860,449    $14,705,024   $15,225,847   $27,508,244   $8,437,061
Contracts in payout (annuitization)
 period.............................      308,299       23,777        170,792        30,070       552,593       63,250
                                      -----------   ----------    -----------   -----------   -----------   ----------
    Total net assets................  $14,330,293   $6,884,226    $14,875,816   $15,255,917   $28,060,837   $8,500,311
                                      ===========   ==========    ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares....................    1,194,191    1,286,771     13,048,961     1,448,805       978,070      593,183
                                      ===========   ==========    ===========   ===========   ===========   ==========
Cost of investments.................  $14,527,546   $7,346,640    $19,493,363   $15,712,995   $20,563,016   $7,318,467
                                      ===========   ==========    ===========   ===========   ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     14.17   $    12.71    $      5.85   $     13.79   $     11.49   $    10.90
                                      ===========   ==========    ===========   ===========   ===========   ==========
    Highest.........................  $     16.83   $    18.30    $     22.50   $     19.51   $     22.40   $    11.20
                                      ===========   ==========    ===========   ===========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO        INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT     INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES       SERVICES
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- ---------------
                                     INVESCO V. I.
                                        MID CAP    INVESCO V. I. INVESCO V. I. INVESCO V. I.                   INVESCO
                                      CORE EQUITY      MONEY        S&P 500     TECHNOLOGY   INVESCO V. I. VAN KAMPEN V.I.
                                         FUND         MARKET         INDEX         FUND        UTILITIES   CAPITAL GROWTH
                                     ------------- ------------- ------------- ------------- ------------- ---------------
ASSETS
Investments at fair value...........  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total assets....................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
NET ASSETS
Accumulation units..................  $15,174,952   $14,827,380   $33,851,743   $2,763,316    $6,339,196     $25,697,604
Contracts in payout (annuitization)
 period.............................       38,046        38,308       358,774       51,216       123,034         128,601
                                      -----------   -----------   -----------   ----------    ----------     -----------
    Total net assets................  $15,212,998   $14,865,688   $34,210,517   $2,814,532    $6,462,230     $25,826,205
                                      ===========   ===========   ===========   ==========    ==========     ===========
FUND SHARE INFORMATION
Number of shares....................    1,227,845    14,865,688     2,995,667      175,908       434,582         759,594
                                      ===========   ===========   ===========   ==========    ==========     ===========
Cost of investments.................  $13,931,911   $14,865,688   $31,100,884   $2,028,222    $6,793,216     $25,388,342
                                      ===========   ===========   ===========   ==========    ==========     ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     13.15   $     10.50   $      8.56   $    12.88    $    16.11     $      5.27
                                      ===========   ===========   ===========   ==========    ==========     ===========
    Highest.........................  $     18.47   $     12.58   $     11.52   $    13.41    $    16.77     $     15.57
                                      ===========   ===========   ===========   ==========    ==========     ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                            INVESCO        INVESCO          INVESCO          INVESCO          INVESCO        INVESCO
                          INVESTMENT     INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     INVESTMENT
                           SERVICES       SERVICES         SERVICES         SERVICES         SERVICES       SERVICES
                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                         ------------- --------------- ----------------- --------------- ----------------- -----------
                                                            INVESCO                           INVESCO
                            INVESCO        INVESCO        VAN KAMPEN         INVESCO        VAN KAMPEN       INVESCO
                          VAN KAMPEN     VAN KAMPEN    V.I. GLOBAL VALUE   VAN KAMPEN    V.I. U.S. MID CAP VAN KAMPEN
                         V.I. COMSTOCK V.I. GOVERNMENT      EQUITY       V.I. HIGH YIELD       VALUE       V.I. VALUE
                         ------------- --------------- ----------------- --------------- ----------------- -----------
ASSETS
Investments at fair
 value..................  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          -----------     --------          -------          ------         -----------      -------
    Total assets........  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
NET ASSETS
Accumulation units......  $38,116,190     $795,712          $20,989          $5,917         $60,962,414      $77,221
Contracts in payout
 (annuitization) period.      156,784           --               --              --             139,058           --
                          -----------     --------          -------          ------         -----------      -------
    Total net assets....  $38,272,974     $795,712          $20,989          $5,917         $61,101,472      $77,221
                          ===========     ========          =======          ======         ===========      =======
FUND SHARE
 INFORMATION
Number of shares........    3,268,401       86,396            2,667             499           4,777,285        8,019
                          ===========     ========          =======          ======         ===========      =======
Cost of investments.....  $38,717,840     $790,306          $29,826          $3,982         $65,612,843      $90,366
                          ===========     ========          =======          ======         ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $     11.86     $  12.25          $ 10.04          $16.38         $     12.99      $ 11.48
                          ===========     ========          =======          ======         ===========      =======
    Highest.............  $     15.26     $  12.68          $ 12.58          $16.38         $     21.07      $ 15.41
                          ===========     ========          =======          ======         ===========      =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO       INVESCO        INVESCO        INVESCO        INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT      INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES       SERVICES        SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II      SERIES II      SERIES II      SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- --------------- -------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I.
                                       BALANCED        BASIC         CAPITAL        CAPITAL         CORE       DIVERSIFIED
                                        FUND II      VALUE II    APPRECIATION II DEVELOPMENT II   EQUITY II     INCOME II
                                     ------------- ------------- --------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       --------     -----------    ----------       --------     ----------     --------
    Total assets....................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
NET ASSETS
Accumulation units..................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
Contracts in payout (annuitization)
 period.............................         --              --            --             --             --           --
                                       --------     -----------    ----------       --------     ----------     --------
    Total net assets................   $384,639     $ 9,726,499    $4,071,714       $393,478     $2,601,584     $228,423
                                       ========     ===========    ==========       ========     ==========     ========
FUND SHARE INFORMATION
Number of shares....................     41,945       1,534,148       177,649         30,221         97,002       37,632
                                       ========     ===========    ==========       ========     ==========     ========
Cost of investments.................   $388,774     $12,123,496    $3,729,237       $411,316     $2,359,453     $294,747
                                       ========     ===========    ==========       ========     ==========     ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   8.80     $      8.47    $     8.57       $  12.27     $    10.13     $  10.37
                                       ========     ===========    ==========       ========     ==========     ========
    Highest.........................   $   9.72     $     12.00    $    12.23       $  13.55     $    12.99     $  11.45
                                       ========     ===========    ==========       ========     ==========     ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- --------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I.  INVESCO V. I.  INVESCO V. I.               INVESCO V. I. INVESCO V. I.
                                       DIVIDEND    GLOBAL DIVIDEND  GOVERNMENT   INVESCO V. I.  HIGH YIELD      INCOME
                                       GROWTH II      GROWTH II    SECURITIES II HIGH YIELD II SECURITIES II  BUILDER II
                                     ------------- --------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      -----------    -----------     --------      --------     -----------   -----------
    Total assets....................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
NET ASSETS
Accumulation units..................  $47,975,520    $27,597,352     $769,733      $453,566     $14,783,421   $14,167,337
Contracts in payout (annuitization)
 period.............................       53,225         10,824           --            --              --        12,460
                                      -----------    -----------     --------      --------     -----------   -----------
    Total net assets................  $48,028,745    $27,608,176     $769,733      $453,566     $14,783,421   $14,179,797
                                      ===========    ===========     ========      ========     ===========   ===========
FUND SHARE INFORMATION
Number of shares....................    3,382,306      2,971,817       64,575        84,779      12,967,913     1,351,744
                                      ===========    ===========     ========      ========     ===========   ===========
Cost of investments.................  $44,829,400    $35,731,890     $791,342      $454,621     $14,780,396   $14,289,539
                                      ===========    ===========     ========      ========     ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $      9.05    $     10.70     $  11.84      $  15.79     $      6.92   $     12.46
                                      ===========    ===========     ========      ========     ===========   ===========

    Highest.........................  $     12.75    $     14.33     $  13.08      $  17.43     $     16.37   $     15.20
                                      ===========    ===========     ========      ========     ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                       SERIES II     SERIES II     SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------- -------------
                                     INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                     INTERNATIONAL   LARGE CAP   MID CAP CORE      MONEY        S&P 500     TECHNOLOGY
                                       GROWTH II     GROWTH II     EQUITY II     MARKET II     INDEX II       FUND II
                                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       --------      --------     ----------     --------     -----------     -------
    Total assets....................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
NET ASSETS
Accumulation units..................   $620,697      $525,435     $3,687,175     $961,947     $78,228,116     $48,668
Contracts in payout (annuitization)
 period.............................         --            --         12,936           --          12,475          --
                                       --------      --------     ----------     --------     -----------     -------
    Total net assets................   $620,697      $525,435     $3,700,111     $961,947     $78,240,591     $48,668
                                       ========      ========     ==========     ========     ===========     =======
FUND SHARE INFORMATION
Number of shares....................     21,894        36,950        301,312      961,947       6,893,444       3,098
                                       ========      ========     ==========     ========     ===========     =======
Cost of investments.................   $460,693      $445,965     $3,534,188     $961,947     $69,585,326     $36,004
                                       ========      ========     ==========     ========     ===========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  16.76      $  10.44     $    12.57     $   9.26     $      7.96     $ 12.07
                                       ========      ========     ==========     ========     ===========     =======
    Highest.........................   $  18.52      $  10.98     $    15.62     $  10.23     $     13.97     $ 12.99
                                       ========      ========     ==========     ========     ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        INVESCO      INVESCO        INVESCO         INVESCO       INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES       SERVICES       SERVICES      SERVICES     SERVICES
                                       SERIES II    SERIES II      SERIES II       SERIES II     SERIES II    SERIES II
                                      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------ ---------------- ------------- ------------- -----------
                                                                                                               INVESCO
                                                     INVESCO                        INVESCO       INVESCO    VAN KAMPEN
                                                    VAN KAMPEN      INVESCO       VAN KAMPEN    VAN KAMPEN   V.I. INT'L
                                     INVESCO V. I. V.I. CAPITAL    VAN KAMPEN     V.I. EQUITY   V.I. GROWTH    GROWTH
                                     UTILITIES II   GROWTH II   V.I. COMSTOCK II AND INCOME II AND INCOME II  EQUITY II
                                     ------------- ------------ ---------------- ------------- ------------- -----------
ASSETS
Investments at fair value...........   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total assets....................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
NET ASSETS
Accumulation units..................   $448,059    $36,955,193    $157,188,278    $47,214,074   $87,947,383  $3,938,562
Contracts in payout (annuitization)
 period.............................         --         77,122         187,405        250,294       225,825          --
                                       --------    -----------    ------------    -----------   -----------  ----------
    Total net assets................   $448,059    $37,032,315    $157,375,683    $47,464,368   $88,173,208  $3,938,562
                                       ========    ===========    ============    ===========   ===========  ==========
FUND SHARE
 INFORMATION
Number of shares....................     30,315      1,105,772      13,485,491      3,378,247     4,799,848     432,334
                                       ========    ===========    ============    ===========   ===========  ==========
Cost of investments.................   $503,427    $27,848,992    $158,475,064    $44,606,503   $85,089,266  $3,915,200
                                       ========    ===========    ============    ===========   ===========  ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  15.12    $      8.11    $      10.76    $     12.25   $     14.39  $     8.47
                                       ========    ===========    ============    ===========   ===========  ==========
    Highest.........................   $  16.28    $     15.01    $      15.11    $     15.69   $     17.24  $     9.02
                                       ========    ===========    ============    ===========   ===========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                            LEGG MASON      LEGG MASON
                                INVESCO            INVESCO                       LAZARD      PARTNERS        PARTNERS
                               INVESTMENT         INVESTMENT        JANUS      RETIREMENT    VARIABLE        VARIABLE
                           SERVICES SERIES II SERVICES SERIES II ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
                                                                                            LEGG MASON
                                                                                            CLEARBRIDGE     LEGG MASON
                                INVESCO            INVESCO                                   VARIABLE       CLEARBRIDGE
                            VAN KAMPEN V.I.    VAN KAMPEN V.I.                  EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                MID CAP          U.S. MID CAP       FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                               GROWTH II           VALUE II       PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                           ------------------ ------------------ ------------ ------------ ------------- -----------------
ASSETS
Investments at fair value.    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              -----------        -----------        ------       ------       ------          ------
    Total assets..........    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
NET ASSETS
Accumulation units........    $13,811,141        $45,856,233        $7,240       $  555       $1,192          $1,344
Contracts in payout
 (annuitization) period...         15,964             78,407            --           --           --              --
                              -----------        -----------        ------       ------       ------          ------
    Total net assets......    $13,827,105        $45,934,640        $7,240       $  555       $1,192          $1,344
                              ===========        ===========        ======       ======       ======          ======
FUND SHARE
 INFORMATION
Number of shares..........      3,405,691          3,611,214           203           24           61             102
                              ===========        ===========        ======       ======       ======          ======
Cost of investments.......    $13,758,768        $51,580,414        $4,420       $  318       $1,376          $1,317
                              ===========        ===========        ======       ======       ======          ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $     13.61        $     13.82        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======
    Highest...............    $     19.58        $     20.36        $15.33       $54.12       $ 8.68          $11.47
                              ===========        ===========        ======       ======       ======          ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                            MFS VARIABLE
                           LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                           SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                           ----------- -------------- ----------- ------------- ----------- ------------
                           FUNDAMENTAL
                             EQUITY                   GROWTH AND     GROWTH       MID-CAP
                           PORTFOLIO I BOND-DEBENTURE   INCOME    OPPORTUNITIES    VALUE     MFS GROWTH
                           ----------- -------------- ----------- ------------- ----------- ------------
ASSETS
Investments at fair value. $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           -----------  -----------   -----------  -----------  -----------   --------
    Total assets.......... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
NET ASSETS
Accumulation units........ $11,213,086  $35,094,505   $24,434,323  $14,391,636  $27,595,496   $831,520
Contracts in payout
 (annuitization) period...      35,622      116,402        79,786        7,310      197,691      4,484
                           -----------  -----------   -----------  -----------  -----------   --------
    Total net assets...... $11,248,708  $35,210,907   $24,514,109  $14,398,946  $27,793,187   $836,004
                           ===========  ===========   ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares..........     636,960    2,951,459     1,031,305      819,053    1,678,333     33,860
                           ===========  ===========   ===========  ===========  ===========   ========
Cost of investments....... $ 9,520,113  $34,029,390   $27,692,870  $11,844,555  $32,038,725   $852,528
                           ===========  ===========   ===========  ===========  ===========   ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................ $     12.93  $     12.84   $     10.26  $     14.27  $     11.08   $   6.30
                           ===========  ===========   ===========  ===========  ===========   ========
    Highest............... $     14.14  $     14.04   $     11.21  $     15.61  $     12.12   $  16.18
                           ===========  ===========   ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                      INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS NEW                 MFS RESEARCH
                                     HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                                     ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments at fair value...........   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       --------     ----------     ----------    --------    ----------    --------
    Total assets....................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
NET ASSETS
Accumulation units..................   $535,897     $1,660,300     $2,007,644    $603,311    $1,362,401    $256,646
Contracts in payout (annuitization)
 period.............................         --          5,390             --       4,950         4,231          --
                                       --------     ----------     ----------    --------    ----------    --------
    Total net assets................   $535,897     $1,665,690     $2,007,644    $608,261    $1,366,632    $256,646
                                       ========     ==========     ==========    ========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     61,036         83,118        109,647      31,946       107,949      10,156
                                       ========     ==========     ==========    ========    ==========    ========
Cost of investments.................   $540,028     $1,464,467     $1,527,496    $575,397    $1,257,194    $221,791
                                       ========     ==========     ==========    ========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.56     $     9.31     $    12.35    $   8.17    $    16.67    $  19.82
                                       ========     ==========     ==========    ========    ==========    ========
    Highest.........................   $  15.24     $    11.45     $    25.71    $  10.82    $    17.44    $  20.77
                                       ========     ==========     ==========    ========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                        INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                          TRUST           TRUST           TRUST           TRUST           TRUST
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-                                    --------------- --------------- --------------- --------------- ---------------
                                                      MFS INVESTORS      MFS NEW
                                       MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES
                                     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
-                                    --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        --------        --------        --------        --------       ----------
    Total assets....................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
NET ASSETS
Accumulation units..................    $264,706        $182,975        $321,846        $167,945       $1,401,341
Contracts in payout (annuitization)
 period.............................          --              --              --              --               --
                                        --------        --------        --------        --------       ----------
    Total net assets................    $264,706        $182,975        $321,846        $167,945       $1,401,341
                                        ========        ========        ========        ========       ==========
FUND SHARE INFORMATION
Number of shares....................      10,907           9,172          18,142           8,872           56,166
                                        ========        ========        ========        ========       ==========
Cost of investments.................    $188,819        $147,838        $232,988        $117,761       $1,197,542
                                        ========        ========        ========        ========       ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................    $   9.31        $   9.88        $  12.72        $   9.91       $    15.76
                                        ========        ========        ========        ========       ==========
    Highest.........................    $  15.00        $  13.31        $  17.95        $  14.43       $    22.00
                                        ========        ========        ========        ========       ==========

                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                      SUB-ACCOUNT
-                                    --------------

                                       AGGRESSIVE
                                         EQUITY
-                                    --------------
ASSETS
Investments at fair value...........  $14,195,986
                                      -----------
    Total assets....................  $14,195,986
                                      ===========
NET ASSETS
Accumulation units..................  $14,138,804
Contracts in payout (annuitization)
 period.............................       57,182
                                      -----------
    Total net assets................  $14,195,986
                                      ===========
FUND SHARE INFORMATION
Number of shares....................      732,885
                                      ===========
Cost of investments.................  $ 9,662,527
                                      ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     10.45
                                      ===========
    Highest.........................  $     16.75
                                      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                              CAPITAL        EUROPEAN                      LIMITED
                           OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET    STRATEGIST
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $206,386,711   $50,010,705    $96,729,054    $13,809,066    $53,825,847    $117,860,282
Contracts in payout
 (annuitization) period...     1,948,745       441,378      1,386,684         44,098      1,002,844       1,885,492
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $208,335,456   $50,452,083    $98,115,738    $13,853,164    $54,828,691    $119,745,774
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     5,199,288     3,143,432      8,713,653      1,789,814     54,828,691       9,239,643
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $162,603,236   $54,535,934    $91,450,375    $16,398,053    $54,828,691    $134,621,162
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      10.22   $      9.54    $     14.56    $      9.45    $     10.09    $      11.81
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $     139.34   $     46.07    $     42.84    $     11.37    $     25.06    $      51.15
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                        MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT        SERIES           SERIES           SERIES           SERIES           SERIES
                            SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                          AGGRESSIVE        CAPITAL          EUROPEAN          INCOME          LIMITED
                                            EQUITY       OPPORTUNITIES        EQUITY            PLUS           DURATION
                          UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total assets.......  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
NET ASSETS
Accumulation units.....  $55,222,046     $17,487,620      $64,395,200      $17,173,279      $121,211,761     $52,149,503
Contracts in payout
 (annuitization)
 period................      878,988              --           32,877           45,626            28,451          54,178
                         -----------     -----------      -----------      -----------      ------------     -----------
    Total net assets...  $56,101,034     $17,487,620      $64,428,077      $17,218,905      $121,240,212     $52,203,681
                         ===========     ===========      ===========      ===========      ============     ===========
FUND SHARE
 INFORMATION
Number of shares.......    6,900,496         922,343        1,620,017        1,077,528        10,805,723       6,762,135
                         ===========     ===========      ===========      ===========      ============     ===========
Cost of investments....  $84,426,254     $10,598,710      $40,082,885      $18,457,764      $113,123,898     $63,273,029
                         ===========     ===========      ===========      ===========      ============     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $      9.46     $      9.82      $      9.47      $      8.98      $      12.43     $      8.30
                         ===========     ===========      ===========      ===========      ============     ===========
    Highest............  $     35.49     $     21.48      $     19.99      $     16.48      $      17.07     $     10.20
                         ===========     ===========      ===========      ===========      ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                               VARIABLE         VARIABLE         VARIABLE        BERMAN
                              INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS    OPPENHEIMER   OPPENHEIMER
                                SERIES           SERIES           SERIES       MANAGEMENT    VARIABLE      VARIABLE
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST     ACCOUNT FUNDS ACCOUNT FUNDS
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
                                                                                                          OPPENHEIMER
                             MONEY MARKET      STRATEGIST       UTILITIES                   OPPENHEIMER     CAPITAL
                           (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS   BALANCED    APPRECIATION
                           ---------------- ---------------- ---------------- ------------ ------------- -------------
ASSETS
Investments at fair value.   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             -----------      -----------      -----------      -------     ----------    ----------
    Total assets..........   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
NET ASSETS
Accumulation units........   $64,459,440      $55,089,255      $15,344,349      $33,687     $2,110,460    $4,390,422
Contracts in payout
 (annuitization) period...        48,940           52,384           47,679           --        126,693            --
                             -----------      -----------      -----------      -------     ----------    ----------
    Total net assets......   $64,508,380      $55,141,639      $15,392,028      $33,687     $2,237,153    $4,390,422
                             ===========      ===========      ===========      =======     ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    64,508,380        4,274,546        1,900,250        2,989        195,044       108,808
                             ===========      ===========      ===========      =======     ==========    ==========
Cost of investments.......   $64,508,380      $60,782,301      $22,692,880      $44,582     $2,606,102    $4,024,479
                             ===========      ===========      ===========      =======     ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $      9.44      $     11.23      $      8.55      $ 13.58     $     9.30    $     7.55
                             ===========      ===========      ===========      =======     ==========    ==========
    Highest...............   $     10.86      $     15.68      $     17.58      $ 14.32     $    12.01    $    12.15
                             ===========      ===========      ===========      =======     ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ---------------- ------------- ------------- -------------
                                          OPPENHEIMER    OPPENHEIMER                                 OPPENHEIMER
                            OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER   MAIN STREET
                             CORE BOND    SECURITIES        INCOME       HIGH INCOME   MAIN STREET    SMALL CAP
                           ------------- ------------- ---------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total assets..........  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units........  $1,468,878    $3,965,865      $3,331,292     $  384,398    $2,254,423    $1,625,762
Contracts in payout
 (annuitization) period...          --         7,212              --            939        22,234         2,624
                            ----------    ----------      ----------     ----------    ----------    ----------
    Total net assets......  $1,468,878    $3,973,077      $3,331,292     $  385,337    $2,276,657    $1,628,386
                            ==========    ==========      ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares..........     190,023       131,125         597,006        180,910       109,035        92,208
                            ==========    ==========      ==========     ==========    ==========    ==========
Cost of investments.......  $1,924,826    $3,493,898      $2,917,659     $1,049,732    $2,109,928    $1,238,262
                            ==========    ==========      ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     9.84    $    12.91      $    16.58     $     3.72    $     8.72    $    20.46
                            ==========    ==========      ==========     ==========    ==========    ==========
    Highest...............  $    10.30    $    20.98      $    18.85     $     3.89    $    13.11    $    21.41
                            ==========    ==========      ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                           OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
                           OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                         SMALL- & MID-CAP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC
                              GROWTH       BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)
                         ---------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair
 value..................     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             --------       -----------      -----------      -----------     -----------     -----------
    Total assets........     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units......     $761,717       $17,296,690      $41,689,755      $35,687,861     $22,857,888     $94,651,860
Contracts in payout
 (annuitization) period.           --            39,894          114,429           22,964         192,067         752,323
                             --------       -----------      -----------      -----------     -----------     -----------
    Total net assets....     $761,717       $17,336,584      $41,804,184      $35,710,825     $23,049,955     $95,404,183
                             ========       ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       16,363         1,527,452        1,045,366        4,668,082         767,309      16,796,511
                             ========       ===========      ===========      ===========     ===========     ===========
Cost of investments.....     $709,840       $22,332,133      $37,642,653      $43,627,965     $21,528,007     $86,374,680
                             ========       ===========      ===========      ===========     ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............     $   4.65       $     10.81      $     11.82      $      7.07     $     18.91     $     15.06
                             ========       ===========      ===========      ===========     ===========     ===========
    Highest.............     $  11.54       $     12.14      $     13.19      $      7.73     $     21.24     $     16.92
                             ========       ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                       OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                      ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS         PIMCO             PIMCO
                     (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES       VARIABLE         VARIABLE
                         ("SS"))          ("SS"))          ("SS"))         ("SS"))       INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
                                                         OPPENHEIMER     OPPENHEIMER
                       OPPENHEIMER      OPPENHEIMER      MAIN STREET   SMALL- & MID-CAP    FOREIGN BOND
                     HIGH INCOME (SS) MAIN STREET (SS) SMALL CAP (SS)    GROWTH (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     ---------------- ---------------- --------------- ---------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       -----------      -----------      -----------     -----------          ------           -------
    Total assets....   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
NET ASSETS
Accumulation units..   $15,458,855      $63,966,166      $28,667,220     $10,352,559          $1,391           $21,847
Contracts in payout
 (annuitization)
 period.............        52,896          112,355          150,264          12,436              --                --
                       -----------      -----------      -----------     -----------          ------           -------
    Total net
     assets.........   $15,511,751      $64,078,521      $28,817,484     $10,364,995          $1,391           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
FUND SHARE
 INFORMATION
Number of shares....     7,248,482        3,094,086        1,646,713         228,003             139            21,847
                       ===========      ===========      ===========     ===========          ======           =======
Cost of investments.   $30,863,730      $60,658,007      $24,484,736     $ 9,572,094          $1,408           $21,847
                       ===========      ===========      ===========     ===========          ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $      3.95      $     12.97      $     18.52     $     12.61          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======
    Highest.........   $      4.43      $     14.57      $     20.80     $     14.16          $14.00           $ 10.40
                       ===========      ===========      ===========     ===========          ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                PIMCO           PIMCO           PIMCO            PIMCO            PIMCO         PUTNAM
                              VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE      VARIABLE
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST     TRUST
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
                                              PIMCO VIT       PIMCO VIT
                                              COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT     VT AMERICAN
                             PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN   GOVERNMENT
                               RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)   INCOME
                           --------------- --------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments at fair value.     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ------        ----------       ----------       ----------      -----------    -----------
    Total assets..........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
NET ASSETS
Accumulation units........     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,549,958
Contracts in payout
 (annuitization) period...         --                --               --               --               --        422,776
                               ------        ----------       ----------       ----------      -----------    -----------
    Total net assets......     $1,264        $5,620,842       $2,483,220       $8,968,041      $31,973,223    $37,972,734
                               ======        ==========       ==========       ==========      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........        114           620,402          183,399          682,499        2,885,670      3,004,172
                               ======        ==========       ==========       ==========      ===========    ===========
Cost of investments.......     $1,200        $6,089,567       $2,415,459       $8,485,224      $30,664,042    $35,248,955
                               ======        ==========       ==========       ==========      ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................     $15.65        $    10.33       $    12.63       $    11.88      $     12.91    $      8.94
                               ======        ==========       ==========       ==========      ===========    ===========
    Highest...............     $15.65        $    10.99       $    13.44       $    12.63      $     13.73    $     18.02
                               ======        ==========       ==========       ==========      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT         VT GEORGE          VT             VT
                              CAPITAL      DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL
                           OPPORTUNITIES      INCOME         INCOME        BALANCED      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total assets..........   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units........   $5,846,651    $40,737,635    $95,468,977    $ 75,823,660   $32,733,716    $21,830,690
Contracts in payout
 (annuitization) period...           --        176,480        272,170         251,999        29,879         47,199
                             ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets......   $5,846,651    $40,914,115    $95,741,147    $ 76,075,659   $32,763,595    $21,877,889
                             ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      356,286      5,225,302      7,123,597      10,610,273     2,201,854      2,021,986
                             ==========    ===========    ===========    ============   ===========    ===========
Cost of investments.......   $5,000,741    $42,340,166    $71,185,583    $104,356,270   $31,433,021    $29,906,192
                             ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71    $     12.66    $      8.44    $       9.49   $     10.69    $      5.24
                             ==========    ===========    ===========    ============   ===========    ===========
    Highest...............   $    20.33    $     18.49    $     16.33    $      11.66   $     16.01    $     11.81
                             ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                             VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH          VT             VT
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $30,155,139    $18,561,346    $183,842,228   $10,939,612    $56,306,578    $126,494,102
Contracts in payout
 (annuitization) period...       11,639          6,871         412,308        33,571        147,671         627,284
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $30,166,778    $18,568,217    $184,254,536   $10,973,183    $56,454,249    $127,121,386
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,464,606      1,415,260      11,352,713     1,952,524      8,099,605      10,567,031
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $28,648,419    $19,952,913    $240,004,420   $11,693,695    $55,464,230    $126,896,601
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.76    $     10.15    $       9.16   $      4.36    $     12.58    $      12.02
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.78    $     19.74    $      14.38   $     12.96    $     20.10    $      17.10
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT             VT                                           VT
                           INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT         MULTI-CAP
                               EQUITY         GROWTH         VALUE       VT INVESTORS   MONEY MARKET      GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total assets..........  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
NET ASSETS
Accumulation units........  $132,101,896   $19,392,125    $23,575,506    $64,276,087    $114,180,570   $101,606,078
Contracts in payout
 (annuitization) period...       316,377        56,042         36,908        204,954         601,005        139,085
                            ------------   -----------    -----------    -----------    ------------   ------------
    Total net assets......  $132,418,273   $19,448,167    $23,612,414    $64,481,041    $114,781,575   $101,745,163
                            ============   ===========    ===========    ===========    ============   ============
FUND SHARE
 INFORMATION
Number of shares..........    11,240,940     1,128,084      2,525,392      6,377,947     114,781,575      4,999,762
                            ============   ===========    ===========    ===========    ============   ============
Cost of investments.......  $168,897,146   $16,464,945    $32,759,457    $71,437,123    $114,781,575   $107,645,339
                            ============   ===========    ===========    ===========    ============   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       8.28   $      6.42    $     10.37    $      5.84    $       9.36   $       4.77
                            ============   ===========    ===========    ===========    ============   ============
    Highest...............  $      17.05   $     13.60    $     15.48    $     14.24    $      11.96   $      16.71
                            ============   ===========    ===========    ===========    ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                       THE UNIVERSAL  THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL  INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- -------------
                                                                                                       VAN KAMPEN
                                                                                                        UIF CORE
                            VT MULTI-CAP                  VT SMALL CAP                 VAN KAMPEN UIF  PLUS FIXED
                               VALUE       VT RESEARCH       VALUE        VT VOYAGER   CAPITAL GROWTH    INCOME
                           -------------- -------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value.   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total assets..........   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
NET ASSETS
Accumulation units........   $8,196,452    $32,823,591    $57,585,479    $156,007,968   $30,956,268    $  967,113
Contracts in payout
 (annuitization) period...        2,804         82,900         38,820         349,915        24,016            --
                             ----------    -----------    -----------    ------------   -----------    ----------
    Total net assets......   $8,199,256    $32,906,491    $57,624,299    $156,357,883   $30,980,284    $  967,113
                             ==========    ===========    ===========    ============   ===========    ==========
FUND SHARE
 INFORMATION
Number of shares..........      636,588      2,717,299      4,181,734       4,044,436     1,496,632        96,615
                             ==========    ===========    ===========    ============   ===========    ==========
Cost of investments.......   $8,599,251    $32,578,294    $63,854,215    $146,781,253   $22,614,909    $1,021,173
                             ==========    ===========    ===========    ============   ===========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................   $    13.39    $      7.35    $     12.67    $       7.11   $      8.48    $    11.58
                             ==========    ===========    ===========    ============   ===========    ==========
    Highest...............   $    18.18    $     14.49    $     24.65    $      17.54   $     15.81    $    14.90
                             ==========    ===========    ===========    ============   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                         THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.       FUNDS, INC.       FUNDS, INC.    FUNDS, INC.    (CLASS II)    (CLASS II)
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------------- -------------- ------------- -------------- -------------
                                            VAN KAMPEN                                                   VAN KAMPEN
                          VAN KAMPEN        UIF GLOBAL                      VAN KAMPEN   VAN KAMPEN UIF UIF EMERGING
                         UIF EMERGING     TACTICAL ASSET    VAN KAMPEN UIF   UIF U.S.    CAPITAL GROWTH MARKETS DEBT
                        MARKETS EQUITY ALLOCATION PORTFOLIO MID CAP GROWTH  REAL ESTATE    (CLASS II)    (CLASS II)
                        -------------- -------------------- -------------- ------------- -------------- -------------
ASSETS
Investments at fair
 value.................  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total assets.......  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
NET ASSETS
Accumulation units.....  $41,060,107       $16,426,998       $23,481,862    $25,748,119   $10,080,730    $21,252,178
Contracts in payout
 (annuitization)
 period................      114,242            59,296            53,738         47,433        20,353         85,995
                         -----------       -----------       -----------    -----------   -----------    -----------
    Total net assets...  $41,174,349       $16,486,294       $23,535,600    $25,795,552   $10,101,083    $21,338,173
                         ===========       ===========       ===========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,677,136         1,829,777         1,941,881      1,998,106       495,394      2,634,342
                         ===========       ===========       ===========    ===========   ===========    ===========
Cost of investments....  $35,228,554       $20,005,663       $18,895,563    $28,307,285   $ 6,786,828    $21,465,453
                         ===========       ===========       ===========    ===========   ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $     18.78       $      9.31       $     18.43    $     19.46   $     13.54    $     16.49
                         ===========       ===========       ===========    ===========   ===========    ===========
    Highest............  $     32.40       $     13.51       $     22.72    $     33.83   $     17.19    $     22.52
                         ===========       ===========       ===========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN    VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                      UIF EMERGING   UIF GLOBAL    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                     MARKETS EQUITY   FRANCHISE      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments at fair value...........  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      -----------    -----------   -----------   -----------    -----------
    Total assets....................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $18,754,425    $64,985,339   $35,623,228   $15,456,836    $54,410,247
Contracts in payout (annuitization)
 period.............................          566        420,225        27,947        52,794        215,714
                                      -----------    -----------   -----------   -----------    -----------
    Total net assets................  $18,754,991    $65,405,564   $35,651,175   $15,509,630    $54,625,961
                                      ===========    ===========   ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    1,222,620      4,380,815     2,968,458       919,362      4,254,358
                                      ===========    ===========   ===========   ===========    ===========
Cost of investments.................  $17,127,349    $63,269,399   $30,825,772   $12,926,124    $61,694,087
                                      ===========    ===========   ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest..........................  $     34.13    $     14.61   $     11.88   $     19.05    $     19.67
                                      ===========    ===========   ===========   ===========    ===========
    Highest.........................  $     37.78    $     19.78   $     25.28   $     21.26    $     24.87
                                      ===========    ===========   ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   64,982   $ 25,422     $   503     $   643     $  245      $   63
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (111,462)   (33,957)     (1,468)       (732)      (200)        (78)
    Administrative expense...................    (10,677)    (3,458)       (157)        (73)       (23)         (9)
                                              ----------   --------     -------     -------     ------      ------
    Net investment income (loss).............    (57,157)   (11,993)     (1,122)       (162)        22         (24)
                                              ----------   --------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,315,339    590,732      16,874      16,346        236       8,713
    Cost of investments sold.................  1,293,825    530,624      16,600      21,890        335       7,596
                                              ----------   --------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................     21,514     60,108         274      (5,544)       (99)      1,117
Realized gain distributions..................         --         --          --          --         --          --
                                              ----------   --------     -------     -------     ------      ------
    Net realized gains (losses)..............     21,514     60,108         274      (5,544)       (99)      1,117
Change in unrealized gains (losses)..........    697,364    198,289      13,798       9,650      1,797        (605)
                                              ----------   --------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    718,878    258,397      14,072       4,106      1,698         512
                                              ----------   --------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  661,721   $246,404     $12,950     $ 3,944     $1,720      $  488
                                              ==========   ========     =======     =======     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                              AST
                                                  AST         AST         AST         AST         AST       CAPITAL
                                               BALANCED      BOND        BOND        BOND        BOND       GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET
                                              ALLOCATION     2018        2019        2020      2021 (A)   ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   72,612   $ 10,523    $  2,966    $     --    $     --   $   62,400
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (117,008)   (15,949)     (7,204)     (4,982)     (1,092)     (86,407)
    Administrative expense...................    (13,382)    (1,710)       (672)       (479)       (116)      (8,638)
                                              ----------   --------    --------    --------    --------   ----------
    Net investment income (loss).............    (57,778)    (7,136)     (4,910)     (5,461)     (1,208)     (32,645)
                                              ----------   --------    --------    --------    --------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,015,771    680,769     204,264     600,937     419,527    1,445,448
    Cost of investments sold.................  1,780,463    618,002     198,284     590,169     435,125    1,402,997
                                              ----------   --------    --------    --------    --------   ----------
       Realized gains (losses) on fund
        shares...............................    235,308     62,767       5,980      10,768     (15,598)      42,451
Realized gain distributions..................         --     40,666      22,153          --          --           --
                                              ----------   --------    --------    --------    --------   ----------
    Net realized gains (losses)..............    235,308    103,433      28,133      10,768     (15,598)      42,451
Change in unrealized gains (losses)..........    691,338     32,020      10,035       2,000      (5,046)     599,534
                                              ----------   --------    --------    --------    --------   ----------
    Net realized and unrealized gains
     (losses) on investments.................    926,646    135,453      38,168      12,768     (20,644)     641,985
                                              ----------   --------    --------    --------    --------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  868,868   $128,317    $ 33,258    $  7,307    $(21,852)  $  609,340
                                              ==========   ========    ========    ========    ========   ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST         AST
                                                  CLS         CLS         AST         AST         AST         AST
                                                GROWTH     MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST
                                                 ASSET       ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED
                                              ALLOCATION  ALLOCATION    REALTY       VALUE      GROWTH      TARGET
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   980    $  9,305     $  660      $  248      $    6    $   42,604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (3,148)    (24,091)      (532)       (189)       (143)      (39,777)
    Administrative expense...................      (443)     (2,567)       (56)        (24)        (18)       (4,091)
                                                -------    --------     ------      ------      ------    ----------
    Net investment income (loss).............    (2,611)    (17,353)        72          35        (155)       (1,264)
                                                -------    --------     ------      ------      ------    ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    78,942     263,156      5,435       2,398       2,181     1,023,404
    Cost of investments sold.................    64,762     230,709      6,049       2,719       2,293       933,134
                                                -------    --------     ------      ------      ------    ----------
       Realized gains (losses) on fund
        shares...............................    14,180      32,447       (614)       (321)       (112)       90,270
Realized gain distributions..................        --          --         --          --          --            --
                                                -------    --------     ------      ------      ------    ----------
    Net realized gains (losses)..............    14,180      32,447       (614)       (321)       (112)       90,270
Change in unrealized gains (losses)..........    20,987     149,458      9,122       2,010       3,444       217,257
                                                -------    --------     ------      ------      ------    ----------
    Net realized and unrealized gains
     (losses) on investments.................    35,167     181,905      8,508       1,689       3,332       307,527
                                                -------    --------     ------      ------      ------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $32,556    $164,552     $8,580      $1,724      $3,177    $  306,263
                                                =======    ========     ======      ======      ======    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                ADVANCED    ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES      SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------ ----------- ------------ ----------- ----------- -----------
                                                  AST                      AST          AST         AST
                                              FIRST TRUST                GOLDMAN      GOLDMAN     GOLDMAN
                                                CAPITAL        AST        SACHS        SACHS       SACHS
                                              APPRECIATION   GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                                 TARGET    REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------ ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  104,296     $ 24        $   39      $    --     $    81     $ 1,122
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (179,209)     (13)         (496)        (575)        (97)       (590)
    Administrative expense...................     (17,162)      (2)          (69)         (73)        (10)        (80)
                                               ----------     ----        ------      -------     -------     -------
    Net investment income (loss).............     (92,075)       9          (526)        (648)        (26)        452
                                               ----------     ----        ------      -------     -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   5,457,063      845           642       18,305      12,038      15,541
    Cost of investments sold.................   5,392,791      542           582       20,705      13,274      14,003
                                               ----------     ----        ------      -------     -------     -------
       Realized gains (losses) on fund
        shares...............................      64,272      303            60       (2,400)     (1,236)      1,538
Realized gain distributions..................          --       --            --           --          --          --
                                               ----------     ----        ------      -------     -------     -------
    Net realized gains (losses)..............      64,272      303            60       (2,400)     (1,236)      1,538
Change in unrealized gains (losses)..........   1,746,074      (75)        4,619       10,254         720       3,447
                                               ----------     ----        ------      -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................   1,810,346      228         4,679        7,854        (516)      4,985
                                               ----------     ----        ------      -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $1,718,271     $237        $4,153      $ 7,206     $  (542)    $ 5,437
                                               ==========     ====        ======      =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    531    $  2,180      $   193       $   616    $   200,297     $   661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (2,070)     (6,313)        (653)         (846)       (64,016)       (715)
    Administrative expense...................      (225)       (749)         (90)         (112)        (7,227)        (75)
                                               --------    --------      -------       -------    -----------     -------
    Net investment income (loss).............    (1,764)     (4,882)        (550)         (342)       129,054        (129)
                                               --------    --------      -------       -------    -----------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   104,470     120,529       27,431        13,794     12,465,130      19,357
    Cost of investments sold.................    95,673     106,140       33,467        19,120     12,028,238      22,531
                                               --------    --------      -------       -------    -----------     -------
       Realized gains (losses) on fund
        shares...............................     8,797      14,389       (6,036)       (5,326)       436,892      (3,174)
Realized gain distributions..................        --          --           --            --        526,150          --
                                               --------    --------      -------       -------    -----------     -------
    Net realized gains (losses)..............     8,797      14,389       (6,036)       (5,326)       963,042      (3,174)
Change in unrealized gains (losses)..........     2,618      36,324       11,101        11,677       (524,306)      5,581
                                               --------    --------      -------       -------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.................    11,415      50,713        5,065         6,351        438,736       2,407
                                               --------    --------      -------       -------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $  9,651    $ 45,831      $ 4,515       $ 6,009    $   567,790     $ 2,278
                                               ========    ========      =======       =======    ===========     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    80     $ 3,390     $   486     $   185     $   19      $  239
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (70)       (579)       (978)       (407)      (149)       (483)
    Administrative expense...................        (8)        (83)       (108)        (57)       (22)        (54)
                                                -------     -------     -------     -------     ------      ------
    Net investment income (loss).............         2       2,728        (600)       (279)      (152)       (298)
                                                -------     -------     -------     -------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     6,988      14,843      15,496       5,826      1,561       6,157
    Cost of investments sold.................    12,207      15,142      19,454       7,568      1,579       6,333
                                                -------     -------     -------     -------     ------      ------
       Realized gains (losses) on fund
        shares...............................    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Realized gain distributions..................        --          --          --          --         --          --
                                                -------     -------     -------     -------     ------      ------
    Net realized gains (losses)..............    (5,219)       (299)     (3,958)     (1,742)       (18)       (176)
Change in unrealized gains (losses)..........     5,208       3,590      15,680       5,847      1,820       7,059
                                                -------     -------     -------     -------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................       (11)      3,291      11,722       4,105      1,802       6,883
                                                -------     -------     -------     -------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $    (9)    $ 6,019     $11,122     $ 3,826     $1,650      $6,585
                                                =======     =======     =======     =======     ======      ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $    230     $  413      $   --      $   --      $   790     $   153
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (10,212)      (406)       (311)        (82)      (2,900)       (397)
    Administrative expense...................    (1,302)       (52)        (43)        (11)        (322)        (45)
                                               --------     ------      ------      ------      -------     -------
    Net investment income (loss).............   (11,284)       (45)       (354)        (93)      (2,432)       (289)
                                               --------     ------      ------      ------      -------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   630,131      4,670       7,698       1,009       67,777      22,795
    Cost of investments sold.................   630,131      5,024       8,533       1,031       59,909      19,278
                                               --------     ------      ------      ------      -------     -------
       Realized gains (losses) on fund
        shares...............................        --       (354)       (835)        (22)       7,868       3,517
Realized gain distributions..................        --         --          --          --           --          --
                                               --------     ------      ------      ------      -------     -------
    Net realized gains (losses)..............        --       (354)       (835)        (22)       7,868       3,517
Change in unrealized gains (losses)..........        --      7,373       8,091       1,348       16,087       2,174
                                               --------     ------      ------      ------      -------     -------
    Net realized and unrealized gains
     (losses) on investments.................        --      7,019       7,256       1,326       23,955       5,691
                                               --------     ------      ------      ------      -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $(11,284)    $6,974      $6,902      $1,233      $21,523     $ 5,402
                                               ========     ======      ======      ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 3,210     $ 6,486     $  117,817    $  176     $  5,327      $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,529)     (6,439)      (120,633)     (299)     (11,016)      (27)
    Administrative expense...................      (201)       (606)       (12,932)      (41)      (1,144)       (4)
                                                -------     -------     ----------    ------     --------      ----
    Net investment income (loss).............     1,480        (559)       (15,748)     (164)      (6,833)      (25)
                                                -------     -------     ----------    ------     --------      ----
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    54,737      86,276      2,558,688     6,063      175,809       844
    Cost of investments sold.................    57,717      83,040      2,220,791     6,217      151,100       678
                                                -------     -------     ----------    ------     --------      ----
       Realized gains (losses) on fund
        shares...............................    (2,980)      3,236        337,897      (154)      24,709       166
Realized gain distributions..................       190       6,265             --        --           --        --
                                                -------     -------     ----------    ------     --------      ----
    Net realized gains (losses)..............    (2,790)      9,501        337,897      (154)      24,709       166
Change in unrealized gains (losses)..........     5,059      13,194        418,793     3,678       54,863       582
                                                -------     -------     ----------    ------     --------      ----
    Net realized and unrealized gains
     (losses) on investments.................     2,269      22,695        756,690     3,524       79,572       748
                                                -------     -------     ----------    ------     --------      ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 3,749     $22,136     $  740,942    $3,360     $ 72,739      $723
                                                =======     =======     ==========    ======     ========      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  130     $   53,873      $ 2,890       $    --       $   526     $ 14,918
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (353)       (78,969)      (1,271)         (433)       (1,520)     (51,157)
    Administrative expense...............      (44)        (8,009)        (156)          (53)         (177)      (5,257)
                                            ------     ----------      -------       -------       -------     --------
    Net investment income (loss).........     (267)       (33,105)       1,463          (486)       (1,171)     (41,496)
                                            ------     ----------      -------       -------       -------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,316      1,376,510       27,369        10,480        42,645      941,878
    Cost of investments sold.............    2,042      1,299,168       28,503        10,350        50,356      892,386
                                            ------     ----------      -------       -------       -------     --------
       Realized gains (losses) on
        fund shares......................      274         77,342       (1,134)          130        (7,711)      49,492
Realized gain distributions..............       --             --          544            --            --           --
                                            ------     ----------      -------       -------       -------     --------
    Net realized gains (losses)..........      274         77,342         (590)          130        (7,711)      49,492
Change in unrealized gains (losses)......    6,617        436,118        2,971         4,144        28,652      166,275
                                            ------     ----------      -------       -------       -------     --------
    Net realized and unrealized gains
     (losses) on investments.............    6,891        513,460        2,381         4,274        20,941      215,767
                                            ------     ----------      -------       -------       -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $6,624     $  480,355      $ 3,844       $ 3,788       $19,770     $174,271
                                            ======     ==========      =======       =======       =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST        TRUST       TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ----------- ----------- ----------- ----------- -------------------
                                           FRANKLIN
                                          TEMPLETON                             PROFUND     PROFUND
                                         VIP FOUNDING   PROFUND     PROFUND       VP          VP            PROFUND
                                            FUNDS         VP          VP       LARGE-CAP    MID-CAP           VP
                                          ALLOCATION  FINANCIALS  HEALTH CARE    VALUE       VALUE    TELE-COMMUNICATIONS
                                         ------------ ----------- ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   66,084      $--        $ --      $  2,520      $ 12             $15
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,269)      (5)         (5)       (2,175)      (52)             (5)
    Administrative expense..............      (4,544)      --          --          (169)       (6)             --
                                          ----------      ---        ----      --------      ----             ---
    Net investment income (loss)........      23,271       (5)         (5)          176       (46)             10
                                          ----------      ---        ----      --------      ----             ---
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,143,262        6           5       260,929        67               6
    Cost of investments sold............   1,009,284        6           7       254,768        41               6
                                          ----------      ---        ----      --------      ----             ---
       Realized gains (losses) on
        fund shares.....................     133,978       --          (2)        6,161        26              --
Realized gain distributions.............         249       --          --            --        --              --
                                          ----------      ---        ----      --------      ----             ---
    Net realized gains (losses).........     134,227       --          (2)        6,161        26              --
Change in unrealized gains
 (losses)...............................      59,702        3          (5)       (2,680)      701              87
                                          ----------      ---        ----      --------      ----             ---
    Net realized and unrealized
     gains (losses) on
     investments........................     193,929        3          (7)        3,481       727              87
                                          ----------      ---        ----      --------      ----             ---
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  217,200      $(2)       $(12)     $  3,657      $681             $97
                                          ==========      ===        ====      ========      ====             ===

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                       ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                       BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                             TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- ------------- -------------
                                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                            PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                              VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                           UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                          ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $1,110    $   14,134   $        --   $   544,887   $   57,067    $   68,188
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (584)     (400,439)   (1,109,532)     (309,606)    (319,680)     (370,502)
    Administrative expense...............      (65)      (40,342)      (88,355)      (40,148)     (25,840)      (47,866)
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net investment income (loss).........      461      (426,647)   (1,197,887)      195,133     (288,453)     (350,180)
                                            ------    ----------   -----------   -----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    4,457     5,240,530    12,366,166     4,999,437    4,129,242     5,701,117
    Cost of investments sold.............    4,187     5,234,684    16,832,039     6,560,500    4,113,562     5,843,712
                                            ------    ----------   -----------   -----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Realized gain distributions..............       --            --            --            --           --            --
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized gains (losses)..........      270         5,846    (4,465,873)   (1,561,063)      15,680      (142,595)
Change in unrealized gains (losses)......    1,830     3,591,488    13,071,892     1,965,294    1,730,774     6,055,299
                                            ------    ----------   -----------   -----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    2,100     3,597,334     8,606,019       404,231    1,746,454     5,912,704
                                            ------    ----------   -----------   -----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $2,561    $3,170,687   $ 7,408,132   $   599,364   $1,458,001    $5,562,524
                                            ======    ==========   ===========   ===========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            ALLIANCE                                         DREYFUS
                                            BERNSTEIN       AMERICAN         AMERICAN       SOCIALLY                   DREYFUS
                                            VARIABLE        CENTURY           CENTURY      RESPONSIBLE                VARIABLE
                                             PRODUCT        VARIABLE         VARIABLE        GROWTH    DREYFUS STOCK INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.  FUND, INC.   INDEX FUND      FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
                                                                                             DREYFUS
                                            ALLIANCE        AMERICAN         AMERICAN       SOCIALLY
                                          BERNSTEIN VPS     CENTURY         CENTURY VP     RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                              VALUE       VP BALANCED    INTERNATIONAL (B) GROWTH FUND  INDEX FUND    & INCOME
                                          ------------- ---------------- ----------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  38,774       $   198            $100          $   140     $  8,975      $ 1,404
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (32,573)         (151)            (55)            (221)      (6,752)      (1,557)
    Administrative expense...............      (4,093)          (11)             (4)             (16)        (508)        (117)
                                            ---------       -------            ----          -------     --------      -------
    Net investment income (loss).........       2,108            36              41              (97)       1,715         (270)
                                            ---------       -------            ----          -------     --------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..................     462,815        10,301              62            8,406      127,749       16,693
    Cost of investments sold.............     610,277        12,194              60           10,926      125,649       19,993
                                            ---------       -------            ----          -------     --------      -------
       Realized gains (losses) on
        fund shares......................    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Realized gain distributions..............          --            --              --               --           --           --
                                            ---------       -------            ----          -------     --------      -------
    Net realized gains (losses)..........    (147,462)       (1,893)              2           (2,520)       2,100       (3,300)
Change in unrealized gains (losses)......     335,781         2,816             636            4,619       58,302       22,524
                                            ---------       -------            ----          -------     --------      -------
    Net realized and unrealized gains
     (losses) on investments.............     188,319           923             638            2,099       60,402       19,224
                                            ---------       -------            ----          -------     --------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 190,427       $   959            $679          $ 2,002     $ 62,117      $18,954
                                            =========       =======            ====          =======     ========      =======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                DREYFUS
                                                VARIABLE       DWS         DWS          DWS          DWS           DWS
                                               INVESTMENT   VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE
                                                  FUND      SERIES I    SERIES I     SERIES I      SERIES I     SERIES I
                                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------ ----------- ----------- ------------- ------------ -------------
                                                                           DWS          DWS
                                                                         CAPITAL      GLOBAL         DWS           DWS
                                                  VIF          DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL
                                              MONEY MARKET BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A
                                              ------------ ----------- ----------- ------------- ------------ -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $    101    $ 23,199    $ 11,009     $  4,669      $  7,418     $ 10,494
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (11,866)     (2,305)     (4,933)      (4,935)       (1,848)      (1,939)
    Administrative expense...................       (877)     (1,722)     (3,498)      (3,389)       (1,309)      (1,340)
                                                --------    --------    --------     --------      --------     --------
    Net investment income (loss).............    (12,642)     19,172       2,578       (3,655)        4,261        7,215
                                                --------    --------    --------     --------      --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    622,073     252,938     389,410      395,076       170,200      133,729
    Cost of investments sold.................    622,073     281,506     363,670      395,429       217,042      191,856
                                                --------    --------    --------     --------      --------     --------
       Realized gains (losses) on fund
        shares...............................         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Realized gain distributions..................         --          --          --           --            --           --
                                                --------    --------    --------     --------      --------     --------
    Net realized gains (losses)..............         --     (28,568)     25,740         (353)      (46,842)     (58,127)
Change in unrealized gains (losses)..........         --      41,679     135,218      258,843        92,058       41,605
                                                --------    --------    --------     --------      --------     --------
    Net realized and unrealized gains
     (losses) on investments.................         --      13,111     160,958      258,490        45,216      (16,522)
                                                --------    --------    --------     --------      --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(12,642)   $ 32,283    $163,536     $254,835      $ 49,477     $ (9,307)
                                                ========    ========    ========     ========      ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                                               FIDELITY      FIDELITY
                                              DWS                      DWS       FEDERATED     VARIABLE      VARIABLE
                                           VARIABLE   DWS VARIABLE  VARIABLE     INSURANCE     INSURANCE     INSURANCE
                                           SERIES II   SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------ ----------- ------------- ------------- -------------
                                                                       DWS
                                              DWS         DWS       SMALL CAP    FEDERATED
                                           BALANCED   MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II     VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                          ----------- ------------ ----------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 45,584     $     53    $     --    $      128    $   76,117     $ 18,916
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (6,166)      (2,009)     (1,382)     (180,838)      (82,662)     (14,400)
    Administrative expense...............    (4,447)      (1,430)       (988)      (13,754)       (6,650)      (1,132)
                                           --------     --------    --------    ----------    ----------     --------
    Net investment income (loss).........    34,971       (3,386)     (2,370)     (194,464)      (13,195)       3,384
                                           --------     --------    --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   353,827      286,379     124,270     5,197,209     1,969,987      319,218
    Cost of investments sold.............   354,014      286,379     139,272     5,197,209     2,236,759      393,845
                                           --------     --------    --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares......................      (187)          --     (15,002)           --      (266,772)     (74,627)
Realized gain distributions..............        --           --          --            --         2,755           --
                                           --------     --------    --------    ----------    ----------     --------
    Net realized gains (losses)..........      (187)          --     (15,002)           --      (264,017)     (74,627)
Change in unrealized gains (losses)......   116,215           --      96,083            --     1,197,876      206,521
                                           --------     --------    --------    ----------    ----------     --------
    Net realized and unrealized gains
     (losses) on investments.............   116,028           --      81,081            --       933,859      131,894
                                           --------     --------    --------    ----------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $150,999     $ (3,386)   $ 78,711    $ (194,464)   $  920,664     $135,278
                                           ========     ========    ========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- -----------------
                                                                                     VIP                        VIP ASSET
                                                         VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                       VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                      ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    8,710     $ 94,290     $   93,362     $ 74,063      $ 19,243         $   709
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (41,966)     (15,580)       (62,262)     (26,731)      (17,340)         (1,199)
    Administrative expense...........      (3,357)      (1,272)        (5,009)      (2,240)       (1,409)            (89)
                                       ----------     --------     ----------     --------      --------         -------
    Net investment income
     (loss)..........................     (36,613)      77,438         26,091       45,092           494            (579)
                                       ----------     --------     ----------     --------      --------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     878,157      306,938      1,004,401      658,954       373,442           5,919
    Cost of investments sold.........   1,070,672      334,318      1,030,490      633,904       460,008           5,051
                                       ----------     --------     ----------     --------      --------         -------
       Realized gains (losses)
        on fund shares...............    (192,515)     (27,380)       (26,089)      25,050       (86,566)            868
Realized gain distributions..........      10,950           --         98,622       22,476         2,624             296
                                       ----------     --------     ----------     --------      --------         -------
    Net realized gains
     (losses)........................    (181,565)     (27,380)        72,533       47,526       (83,942)          1,164
Change in unrealized gains
 (losses)............................     867,975       96,864        524,321       50,752       209,554          11,259
                                       ----------     --------     ----------     --------      --------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     686,410       69,484        596,854       98,278       125,612          12,423
                                       ----------     --------     ----------     --------      --------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  649,797     $146,922     $  622,945     $143,370      $126,106         $11,844
                                       ==========     ========     ==========     ========      ========         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------

                                                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                                       VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   728,229        $ 13,706         $  173,399        $  132,921         $ 59,246
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (1,060,870)        (13,993)          (135,345)         (101,217)         (45,126)
    Administrative expense...........       (143,162)           (953)           (18,125)          (13,775)          (6,130)
                                         -----------        --------         ----------        ----------         --------
    Net investment income
     (loss)..........................       (475,803)         (1,240)            19,929            17,929            7,990
                                         -----------        --------         ----------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     14,761,117         241,495          3,368,441         2,089,835          358,354
    Cost of investments sold.........     19,043,898         307,849          3,466,031         2,164,113          370,545
                                         -----------        --------         ----------        ----------         --------
       Realized gains (losses)
        on fund shares...............     (4,282,781)        (66,354)           (97,590)          (74,278)         (12,191)
Realized gain distributions..........         33,011              --            172,816            55,555           24,283
                                         -----------        --------         ----------        ----------         --------
    Net realized gains
     (losses)........................     (4,249,770)        (66,354)            75,226           (18,723)          12,092
Change in unrealized gains
 (losses)............................     15,293,860         174,359            843,474           834,692          417,593
                                         -----------        --------         ----------        ----------         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     11,044,090         108,005            918,700           815,969          429,685
                                         -----------        --------         ----------        ----------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $10,568,287        $106,765         $  938,629        $  833,898         $437,675
                                         ===========        ========         ==========        ==========         ========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------
                                         VIP FREEDOM
                                           INCOME
                                          PORTFOLIO
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   52,409
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (50,254)
    Administrative expense...........        (6,791)
                                         ----------
    Net investment income
     (loss)..........................        (4,636)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,422,714
    Cost of investments sold.........     1,382,183
                                         ----------
       Realized gains (losses)
        on fund shares...............        40,531
Realized gain distributions..........        83,974
                                         ----------
    Net realized gains
     (losses)........................       124,505
Change in unrealized gains
 (losses)............................        71,310
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       195,815
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  191,179
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                     VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                     INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                   PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP GROWTH                              VIP            VIP HIGH
                                     & INCOME         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500
                                 (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $   44,720          $    64          $     --         $  562,420        $  117,656
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (146,615)          (3,357)          (19,295)          (112,186)          (96,502)
    Administrative expense......       (18,890)            (228)           (2,583)           (14,334)          (12,656)
                                    ----------          -------          --------         ----------        ----------
    Net investment income
     (loss).....................      (120,785)          (3,521)          (21,878)           435,900             8,498
                                    ----------          -------          --------         ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........     2,495,424           69,320           721,117          1,803,511         2,242,938
    Cost of investments
     sold.......................     2,933,752           70,545           736,553          1,856,991         2,425,718
                                    ----------          -------          --------         ----------        ----------
       Realized gains
        (losses) on fund
        shares..................      (438,328)          (1,225)          (15,436)           (53,480)         (182,780)
Realized gain distributions.....            --              749                --                 --           137,993
                                    ----------          -------          --------         ----------        ----------
    Net realized gains
     (losses)...................      (438,328)            (476)          (15,436)           (53,480)          (44,787)
Change in unrealized gains
 (losses).......................     1,758,468           47,873           264,330            484,462           856,019
                                    ----------          -------          --------         ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................     1,320,140           47,397           248,894            430,982           811,232
                                    ----------          -------          --------         ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $1,199,355          $43,876          $227,016         $  866,882        $  819,730
                                    ==========          =======          ========         ==========        ==========

                                     FIDELITY
                                     VARIABLE
                                     INSURANCE
                                   PRODUCTS FUND
                                 (SERVICE CLASS 2)
                                    SUB-ACCOUNT
                                 -----------------
                                  VIP INVESTMENT
                                    GRADE BOND
                                 (SERVICE CLASS 2)
                                 -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................       $ 46
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................        (20)
    Administrative expense......         (1)
                                       ----
    Net investment income
     (loss).....................         25
                                       ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........         24
    Cost of investments
     sold.......................         24
                                       ----
       Realized gains
        (losses) on fund
        shares..................         --
Realized gain distributions.....         15
                                       ----
    Net realized gains
     (losses)...................         15
Change in unrealized gains
 (losses).......................         35
                                       ----
    Net realized and
     unrealized gains
     (losses) on
     investments................         50
                                       ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................       $ 75
                                       ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $   25,380        $     2,039        $    594         $     --     $ 1,585,423
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (297,716)          (297,894)           (915)         (61,756)       (607,275)
    Administrative expense...........       (40,629)           (36,881)            (63)          (7,912)        (83,213)
                                         ----------        -----------        --------         --------     -----------
    Net investment income
     (loss)..........................      (312,965)          (332,736)           (384)         (69,668)        894,935
                                         ----------        -----------        --------         --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,565,610         14,214,392          57,865          961,990       9,466,848
    Cost of investments sold.........     4,957,612         14,214,392          75,601          878,058      12,166,809
                                         ----------        -----------        --------         --------     -----------
       Realized gains (losses)
        on fund shares...............      (392,002)                --         (17,736)          83,932      (2,699,961)
Realized gain distributions..........        69,382             11,596              98               --              --
                                         ----------        -----------        --------         --------     -----------
    Net realized gains
     (losses)........................      (322,620)            11,596         (17,638)          83,932      (2,699,961)
Change in unrealized gains
 (losses)............................     5,701,885                 --          24,429          555,157       7,757,028
                                         ----------        -----------        --------         --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     5,379,265             11,596           6,791          639,089       5,057,067
                                         ----------        -----------        --------         --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $5,066,300        $  (321,140)       $  6,407         $569,421     $ 5,952,002
                                         ==========        ===========        ========         ========     ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  769,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (177,836)
    Administrative expense...........       (18,179)
                                         ----------
    Net investment income
     (loss)..........................       573,132
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,032,428
    Cost of investments sold.........     2,949,793
                                         ----------
       Realized gains (losses)
        on fund shares...............        82,635
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................        82,635
Change in unrealized gains
 (losses)............................       647,534
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       730,169
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $1,303,301
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                         FRANKLIN
                                                           FRANKLIN       FRANKLIN        SMALL
                                            FRANKLIN      LARGE CAP      SMALL CAP       MID-CAP     FRANKLIN U.S.
                                             INCOME         GROWTH         VALUE          GROWTH       GOVERNMENT
                                           SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $13,286,704    $   391,372    $   299,108      $     --     $ 1,286,437
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (2,808,391)      (658,438)      (561,335)      (32,181)       (567,371)
    Administrative expense..............     (348,474)       (91,809)       (73,584)       (4,032)        (75,734)
                                          -----------    -----------    -----------      --------     -----------
    Net investment income (loss)........   10,129,839       (358,875)      (335,811)      (36,213)        643,332
                                          -----------    -----------    -----------      --------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   44,862,457     11,077,559      9,027,659       482,708      12,578,305
    Cost of investments sold............   49,086,339     12,254,065      9,386,484       410,872      12,182,745
                                          -----------    -----------    -----------      --------     -----------
       Realized gains (losses) on
        fund shares.....................   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Realized gain distributions.............           --             --             --            --              --
                                          -----------    -----------    -----------      --------     -----------
    Net realized gains (losses).........   (4,223,882)    (1,176,506)      (358,825)       71,836         395,560
Change in unrealized gains
 (losses)...............................   14,377,060      6,094,451     10,269,559       480,954         401,349
                                          -----------    -----------    -----------      --------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   10,153,178      4,917,945      9,910,734       552,790         796,909
                                          -----------    -----------    -----------      --------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $20,283,017    $ 4,559,070    $ 9,574,923      $516,577     $ 1,440,241
                                          ===========    ===========    ===========      ========     ===========

                                            FRANKLIN
                                           TEMPLETON
                                            VARIABLE
                                           INSURANCE
                                         PRODUCTS TRUST
                                          SUB-ACCOUNT
                                         --------------


                                         MUTUAL GLOBAL
                                           DISCOVERY
                                           SECURITIES
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  312,834
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (342,097)
    Administrative expense..............      (47,146)
                                           ----------
    Net investment income (loss)........      (76,409)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,628,587
    Cost of investments sold............    5,911,046
                                           ----------
       Realized gains (losses) on
        fund shares.....................     (282,459)
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........     (282,459)
Change in unrealized gains
 (losses)...............................    2,733,316
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,450,857
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,374,448
                                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                           TEMPLETON                     TEMPLETON
                                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON
                                          MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 1,735,144     $  463,407    $ 2,355,866      $ 40,445       $ 18,294
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,591,636)      (408,874)    (1,780,956)      (38,757)       (17,506)
    Administrative expense...............     (198,723)       (54,657)      (218,093)       (4,685)        (1,343)
                                           -----------     ----------    -----------      --------       --------
    Net investment income (loss).........      (55,215)          (124)       356,817        (2,997)          (555)
                                           -----------     ----------    -----------      --------       --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   23,141,213      6,778,211     26,781,182       652,587        364,548
    Cost of investments sold.............   26,391,218      6,932,721     30,747,134       548,741        448,395
                                           -----------     ----------    -----------      --------       --------
       Realized gains (losses) on
        fund shares......................   (3,250,005)      (154,510)    (3,965,952)      103,846        (83,847)
Realized gain distributions..............           --             --             --         7,317             --
                                           -----------     ----------    -----------      --------       --------
    Net realized gains (losses)..........   (3,250,005)      (154,510)    (3,965,952)      111,163        (83,847)
Change in unrealized gains (losses)......   13,183,136      4,344,088     11,120,872       225,717        151,960
                                           -----------     ----------    -----------      --------       --------
    Net realized and unrealized gains
     (losses) on investments.............    9,933,131      4,189,578      7,154,920       336,880         68,113
                                           -----------     ----------    -----------      --------       --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 9,877,916     $4,189,454    $ 7,511,737      $333,883       $ 67,558
                                           ===========     ==========    ===========      ========       ========

                                          GOLDMAN SACHS
                                            VARIABLE
                                            INSURANCE
                                              TRUST
                                           SUB-ACCOUNT
                                          -------------

                                               VIT
                                            LARGE CAP
                                            VALUE (C)
                                          -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   40,625
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (80,665)
    Administrative expense...............     (10,510)
                                           ----------
    Net investment income (loss).........     (50,550)
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   1,521,409
    Cost of investments sold.............   1,811,684
                                           ----------
       Realized gains (losses) on
        fund shares......................    (290,275)
Realized gain distributions..............          --
                                           ----------
    Net realized gains (losses)..........    (290,275)
Change in unrealized gains (losses)......     829,408
                                           ----------
    Net realized and unrealized gains
     (losses) on investments.............     539,133
                                           ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  488,583
                                           ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE       INVESCO
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT
                                             TRUST         TRUST         TRUST         TRUST         TRUST       SERVICES
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                          VIT           VIT
                                                            VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V. I.
                                              VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED     BALANCED
                                         MID CAP VALUE  GROWTH (D)      EQUITY        EQUITY      U.S. EQUITY    FUND (E)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   33,216      $    70        $ 38       $   59,314    $  114,249    $  360,097
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (73,270)        (368)        (37)        (160,329)     (118,073)     (240,958)
    Administrative expense..............      (9,658)         (27)         (3)         (20,953)      (15,242)      (18,705)
                                          ----------      -------        ----       ----------    ----------    ----------
    Net investment income
     (loss).............................     (49,712)        (325)         (2)        (121,968)      (19,066)      100,434
                                          ----------      -------        ----       ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,150,432       15,669         285        2,958,736     1,873,239     3,811,314
    Cost of investments sold............   1,429,217       15,750         270        3,883,245     2,293,613     4,596,493
                                          ----------      -------        ----       ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Realized gain distributions.............          --           --          --               --            --            --
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized gains (losses).........    (278,785)         (81)         15         (924,509)     (420,374)     (785,179)
Change in unrealized gains
 (losses)...............................   1,395,668        2,414         196        3,867,739     1,300,129     1,796,922
                                          ----------      -------        ----       ----------    ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,116,883        2,333         211        2,943,230       879,755     1,011,743
                                          ----------      -------        ----       ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,067,171      $ 2,008        $209       $2,821,262    $  860,689    $1,112,177
                                          ==========      =======        ====       ==========    ==========    ==========

--------
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO          INVESCO        INVESCO       INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES      SERVICES
                                       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ---------------- --------------- ------------- ------------- -------------
                                      INVESCO V. I.  INVESCO V. I.    INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                          BASIC         CAPITAL          CAPITAL         CORE       DIVERSIFIED    DIVIDEND
                                        VALUE (F)   APPRECIATIOM (G) DEVELOPMENT (H)   EQUITY(I)    INCOME (J)    GROWTH (K)
                                      ------------- ---------------- --------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   51,039     $   526,503      $       --     $   988,224   $  603,611    $ 3,021,876
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (115,395)       (974,448)       (128,365)     (1,377,621)    (139,314)    (2,177,400)
    Administrative expense...........      (8,887)        (71,749)         (9,814)       (103,782)     (10,683)      (160,092)
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net investment income
     (loss)..........................     (73,243)       (519,694)       (138,179)       (493,179)     453,614        684,384
                                       ----------     -----------      ----------     -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,317,733      14,759,272       1,738,276      20,550,435    2,814,484     29,248,937
    Cost of investments sold.........   3,161,848      17,774,354       1,857,621      20,009,611    3,628,712     27,016,637
                                       ----------     -----------      ----------     -----------   ----------    -----------
       Realized gains (losses)
        on fund shares...............    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Realized gain distributions..........          --              --              --              --           --             --
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized gains (losses)......    (844,115)     (3,015,082)       (119,345)        540,824     (814,228)     2,232,300
Change in unrealized gains
 (losses)............................   1,365,670      12,640,587       1,778,061       7,579,190    1,250,528     11,004,066
                                       ----------     -----------      ----------     -----------   ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     521,555       9,625,505       1,658,716       8,120,014      436,300     13,236,366
                                       ----------     -----------      ----------     -----------   ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  448,312     $ 9,105,811      $1,520,537     $ 7,626,835   $  889,914    $13,920,750
                                       ==========     ===========      ==========     ===========   ==========    ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.    HIGH YIELD      INCOME
                                           GROWTH (L)    SECURITIES (M) HIGH YIELD (N) SECURITIES (O)  BUILDER (P)
                                         --------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   976,089     $  740,959     $  672,654     $1,239,024    $  377,853
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (681,819)      (206,428)       (89,290)      (197,250)     (203,440)
    Administrative expense..............       (50,786)       (15,948)        (6,950)       (14,015)      (14,843)
                                           -----------     ----------     ----------     ----------    ----------
    Net investment income
     (loss).............................       243,484        518,583        576,414      1,027,759       159,570
                                           -----------     ----------     ----------     ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     9,427,522      4,891,337      1,718,984      3,014,131     2,818,856
    Cost of investments sold............    13,682,174      4,845,047      1,859,581      3,994,444     3,166,218
                                           -----------     ----------     ----------     ----------    ----------
       Realized gains (losses) on
        fund shares.....................    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Realized gain distributions.............            --             --             --             --            --
                                           -----------     ----------     ----------     ----------    ----------
    Net realized gains (losses).........    (4,254,652)        46,290       (140,597)      (980,313)     (347,362)
Change in unrealized gains
 (losses)...............................     9,007,801         85,743        345,891      1,214,878     1,692,534
                                           -----------     ----------     ----------     ----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................     4,753,149        132,033        205,294        234,565     1,345,172
                                           -----------     ----------     ----------     ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 4,996,633     $  650,616     $  781,708     $1,262,324    $1,504,742
                                           ===========     ==========     ==========     ==========    ==========

                                             INVESCO
                                           INVESTMENT
                                            SERVICES
                                           SUB-ACCOUNT
                                         ---------------
                                          INVESCO V. I.
                                          INTERNATIONAL
                                         GROWTH FUND (Q)
                                         ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  613,236
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (357,692)
    Administrative expense..............      (27,416)
                                           ----------
    Net investment income
     (loss).............................      228,128
                                           ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    6,054,100
    Cost of investments sold............    4,880,743
                                           ----------
       Realized gains (losses) on
        fund shares.....................    1,173,357
Realized gain distributions.............           --
                                           ----------
    Net realized gains (losses).........    1,173,357
Change in unrealized gains
 (losses)...............................    1,392,229
                                           ----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,565,586
                                           ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,793,714
                                           ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT     INVESTMENT     INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES       SERVICES       SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- --------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP    MID CAP CORE       MONEY        S&P 500     TECHNOLOGY   INVESCO V. I.
                                           GROWTH (R)   EQUITY FUND (S)  MARKET (T)     INDEX (U)     FUND (V)    UTILITIES (W)
                                          ------------- --------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   38,258     $   78,179     $   28,673    $  667,384    $       --    $  231,412
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (110,492)      (195,596)      (203,397)     (466,844)      (36,541)      (84,769)
    Administrative expense...............      (8,367)       (14,339)       (16,002)      (34,059)       (2,761)       (6,505)
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net investment income (loss).........     (80,601)      (131,756)      (190,726)      166,481       (39,302)      140,138
                                           ----------     ----------     ----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   2,139,605      2,826,747      5,568,663     7,002,056     1,110,509     1,314,612
    Cost of investments sold.............   2,089,172      2,860,454      5,568,663     7,007,006       941,606     1,450,925
                                           ----------     ----------     ----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares......................      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Realized gain distributions..............          --             --             --            --            --            --
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized gains (losses)..........      50,433        (33,707)            --        (4,950)      168,903      (136,313)
Change in unrealized gains (losses)......   1,207,971      1,845,701             --     3,952,081       354,350       269,773
                                           ----------     ----------     ----------    ----------    ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............   1,258,404      1,811,994             --     3,947,131       523,253       133,460
                                           ----------     ----------     ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..............................  $1,177,803     $1,680,238     $ (190,726)   $4,113,612    $  483,951    $  273,598
                                           ==========     ==========     ==========    ==========    ==========    ==========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                   INVESCO           INVESCO         INVESCO         INVESCO         INVESCO         INVESCO
                                  INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT
                                   SERVICES         SERVICES        SERVICES        SERVICES        SERVICES        SERVICES
                                 SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ------------------ --------------- --------------- --------------- --------------- ---------------
                                                                                     INVESCO                         INVESCO
                                   INVESCO           INVESCO         INVESCO     VAN KAMPEN V.I.     INVESCO     VAN KAMPEN V.I.
                               VAN KAMPEN V.I.   VAN KAMPEN V.I. VAN KAMPEN V.I.  GLOBAL VALUE   VAN KAMPEN V.I.  U.S. MID CAP
                              CAPITAL GROWTH (X)  COMSTOCK (Y)   GOVERNMENT (Z)    EQUITY (AA)   HIGH YIELD (AB)   VALUE (AC)
                              ------------------ --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................     $       --       $    52,760      $  1,842         $   372          $ 603        $   551,352
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (368,685)         (520,915)      (10,504)           (269)           (81)          (927,904)
    Administrative
     expense.................        (25,310)          (37,990)         (857)            (19)            (7)           (67,570)
                                  ----------       -----------      --------         -------          -----        -----------
    Net investment income
     (loss)..................       (393,995)         (506,145)       (9,519)             84            515           (444,122)
                                  ----------       -----------      --------         -------          -----        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......      5,771,917         8,210,205       188,835           1,793            577         12,050,689
    Cost of investments
     sold....................      6,387,478         9,282,129       189,372           2,841            423         14,556,405
                                  ----------       -----------      --------         -------          -----        -----------
       Realized gains
        (losses) on
        fund shares..........       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Realized gain
 distributions...............             --                --            --              --             --                 --
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized gains
     (losses)................       (615,561)       (1,071,924)         (537)         (1,048)           154         (2,505,716)
Change in unrealized gains
 (losses)....................      5,170,492         6,554,628        44,293           2,767           (107)        13,950,977
                                  ----------       -----------      --------         -------          -----        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............      4,554,931         5,482,704        43,756           1,719             47         11,445,261
                                  ----------       -----------      --------         -------          -----        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................     $4,160,936       $ 4,976,559      $ 34,237         $ 1,803          $ 562        $11,001,139
                                  ==========       ===========      ========         =======          =====        ===========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                   INVESCO       INVESCO          INVESCO              INVESCO
                                    INVESCO      INVESTMENT    INVESTMENT        INVESTMENT          INVESTMENT
                                  INVESTMENT      SERVICES      SERVICES          SERVICES            SERVICES
                                   SERVICES       SERIES II     SERIES II        SERIES II            SERIES II
                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                --------------- ------------- ------------- -------------------- -------------------
                                    INVESCO     INVESCO V. I. INVESCO V. I.    INVESCO V. I.        INVESCO V. I.
                                VAN KAMPEN V.I.   BALANCED        BASIC           CAPITAL              CAPITAL
                                  VALUE (AD)    FUND II (AE)  VALUE II (AF) APPRECIATION II (AG) DEVELOPMENT II (AH)
                                --------------- ------------- ------------- -------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,123       $  6,502     $   34,409         $ 19,568            $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................      (1,123)        (7,867)      (143,909)         (55,937)             (5,900)
    Administrative
     expense...................         (75)          (527)       (17,750)          (6,833)               (385)
                                    -------       --------     ----------         --------            --------
    Net investment income
     (loss)....................         (75)        (1,892)      (127,250)         (43,202)             (6,285)
                                    -------       --------     ----------         --------            --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      13,350        625,481      1,822,067          588,623              80,819
    Cost of investments
     sold......................      16,741        649,643      2,447,180          630,312              96,372
                                    -------       --------     ----------         --------            --------
       Realized gains
        (losses) on fund
        shares.................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Realized gain distributions....          --             --             --               --                  --
                                    -------       --------     ----------         --------            --------
    Net realized gains
     (losses)..................      (3,391)       (24,162)      (625,113)         (41,689)            (15,553)
Change in unrealized gains
 (losses)......................      13,301         64,928      1,242,784          558,063              79,918
                                    -------       --------     ----------         --------            --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       9,910         40,766        617,671          516,374              64,365
                                    -------       --------     ----------         --------            --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $ 9,835       $ 38,874     $  490,421         $473,172            $ 58,080
                                    =======       ========     ==========         ========            ========

                                      INVESCO
                                    INVESTMENT
                                     SERVICES
                                     SERIES II
                                    SUB-ACCOUNT
                                -------------------

                                   INVESCO V. I.
                                CORE EQUITY II (AI)
                                -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................      $ 19,937
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................       (40,359)
    Administrative
     expense...................        (4,451)
                                     --------
    Net investment income
     (loss)....................       (24,873)
                                     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........       454,353
    Cost of investments
     sold......................       451,555
                                     --------
       Realized gains
        (losses) on fund
        shares.................         2,798
Realized gain distributions....            --
                                     --------
    Net realized gains
     (losses)..................         2,798
Change in unrealized gains
 (losses)......................       193,220
                                     --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       196,018
                                     --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................      $171,145
                                     ========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO        INVESCO        INVESCO          INVESCO            INVESCO
                                        INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT         INVESTMENT
                                         SERVICES       SERVICES       SERVICES         SERVICES           SERVICES
                                        SERIES II      SERIES II      SERIES II        SERIES II          SERIES II
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                      -------------- -------------- -------------- ------------------ ------------------
                                                                    INVESCO V. I.
                                      INVESCO V. I.  INVESCO V. I.      GLOBAL       INVESCO V. I.
                                       DIVERSIFIED      DIVIDEND       DIVIDEND        GOVERNMENT       INVESCO V. I.
                                      INCOME II (AJ) GROWTH II (AK) GROWTH II (AL) SECURITIES II (AM) HIGH YIELD II (AN)
                                      -------------- -------------- -------------- ------------------ ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 12,564     $   750,626    $   450,424        $ 36,813           $ 38,148
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (3,788)       (797,468)      (436,244)        (14,046)            (5,943)
    Administrative expense...........        (256)        (66,864)       (37,443)           (919)              (436)
                                         --------     -----------    -----------        --------           --------
    Net investment income
     (loss)..........................       8,520        (113,706)       (23,263)         21,848             31,769
                                         --------     -----------    -----------        --------           --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      77,581      18,133,834      5,050,642         356,677            106,959
    Cost of investments sold.........     100,237      18,294,896      7,197,354         354,449            106,109
                                         --------     -----------    -----------        --------           --------
       Realized gains (losses)
        on fund shares...............     (22,656)       (161,062)    (2,146,712)          2,228                850
Realized gain distributions..........          --              --             --              --                 --
                                         --------     -----------    -----------        --------           --------
    Net realized gains
     (losses)........................     (22,656)       (161,062)    (2,146,712)          2,228                850
Change in unrealized gains
 (losses)............................      34,062       4,228,755      4,679,582          12,884             14,708
                                         --------     -----------    -----------        --------           --------
    Net realized and unrealized
     gains (losses) on
     investments.....................      11,406       4,067,693      2,532,870          15,112             15,558
                                         --------     -----------    -----------        --------           --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 19,926     $ 3,953,987    $ 2,509,607        $ 36,960           $ 47,327
                                         ========     ===========    ===========        ========           ========

                                           INVESCO
                                          INVESTMENT
                                           SERVICES
                                          SERIES II
                                         SUB-ACCOUNT
                                      ------------------

                                        INVESCO V. I.
                                          HIGH YIELD
                                      SECURITIES II (AO)
                                      ------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $1,226,444
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (244,107)
    Administrative expense...........        (21,951)
                                          ----------
    Net investment income
     (loss)..........................        960,386
                                          ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,105,098
    Cost of investments sold.........      3,183,071
                                          ----------
       Realized gains (losses)
        on fund shares...............        (77,973)
Realized gain distributions..........             --
                                          ----------
    Net realized gains
     (losses)........................        (77,973)
Change in unrealized gains
 (losses)............................        290,130
                                          ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        212,157
                                          ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $1,172,543
                                          ==========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                            SERVICES        SERVICES       SERVICES       SERVICES       SERVICES
                                            SERIES II      SERIES II      SERIES II      SERIES II      SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- -------------- --------------
                                          INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                                             INCOME      INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                         BUILDER II (AP) GROWTH II (AQ) GROWTH II (AR) EQUITY II (AS) MARKET II (AT)
                                         --------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  315,073       $ 11,315       $    918      $   11,906      $  2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (229,453)       (10,030)        (7,811)        (55,348)      (17,222)
    Administrative expense..............      (18,030)          (640)          (523)         (6,301)       (1,238)
                                           ----------       --------       --------      ----------      --------
    Net investment income
     (loss).............................       67,590            645         (7,416)        (49,743)      (16,103)
                                           ----------       --------       --------      ----------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    3,217,002        248,711        164,931         987,247       702,733
    Cost of investments sold............    3,503,083        203,851        162,010       1,045,878       702,733
                                           ----------       --------       --------      ----------      --------
       Realized gains (losses) on
        fund shares.....................     (286,081)        44,860          2,921         (58,631)           --
Realized gain distributions.............           --             --             --              --            --
                                           ----------       --------       --------      ----------      --------
    Net realized gains (losses).........     (286,081)        44,860          2,921         (58,631)           --
Change in unrealized gains
 (losses)...............................    1,592,214         13,711         73,235         508,469            --
                                           ----------       --------       --------      ----------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,306,133         58,571         76,156         449,838            --
                                           ----------       --------       --------      ----------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,373,723       $ 59,216       $ 68,740      $  400,095      $(16,103)
                                           ==========       ========       ========      ==========      ========

                                            INVESCO
                                          INVESTMENT
                                           SERVICES
                                           SERIES II
                                          SUB-ACCOUNT
                                         -------------
                                         INVESCO V. I.
                                            S&P 500
                                         INDEX II (AU)
                                         -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,302,287
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,200,404)
    Administrative expense..............     (114,229)
                                          -----------
    Net investment income
     (loss).............................      (12,346)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   15,840,509
    Cost of investments sold............   15,489,310
                                          -----------
       Realized gains (losses) on
        fund shares.....................      351,199
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........      351,199
Change in unrealized gains
 (losses)...............................    8,813,962
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    9,165,161
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 9,152,815
                                          ===========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO          INVESCO         INVESCO          INVESCO
                                       INVESTMENT      INVESTMENT       INVESTMENT       INVESTMENT      INVESTMENT
                                        SERVICES        SERVICES         SERVICES         SERVICES        SERVICES
                                        SERIES II       SERIES II        SERIES II       SERIES II        SERIES II
                                       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ----------------- --------------- ---------------- ---------------
                                                                          INVESCO                          INVESCO
                                      INVESCO V. I.                   VAN KAMPEN V.I.     INVESCO      VAN KAMPEN V.I.
                                       TECHNOLOGY     INVESCO V. I.       CAPITAL     VAN KAMPEN V.I.    EQUITY AND
                                      FUND II (AV)  UTILITIES II (AW) GROWTH II (AX)  COMSTOCK II (AY) INCOME II (AZ)
                                      ------------- ----------------- --------------- ---------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   --          $14,743        $       --      $   212,747      $  954,676
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (657)          (5,891)         (551,640)      (2,374,969)       (672,268)
    Administrative expense...........       (43)            (435)          (55,908)        (253,566)        (91,110)
                                         ------          -------        ----------      -----------      ----------
    Net investment income
     (loss)..........................      (700)           8,417          (607,548)      (2,415,788)        191,298
                                         ------          -------        ----------      -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     4,695           33,316         6,791,093       29,733,785       9,741,001
    Cost of investments sold.........     4,389           38,999         5,808,320       33,320,218       9,906,008
                                         ------          -------        ----------      -----------      ----------
       Realized gains (losses)
        on fund shares...............       306           (5,683)          982,773       (3,586,433)       (165,007)
Realized gain distributions..........        --               --                --               --              --
                                         ------          -------        ----------      -----------      ----------
    Net realized gains (losses)......       306           (5,683)          982,773       (3,586,433)       (165,007)
Change in unrealized gains
 (losses)............................     7,950           15,981         5,361,193       25,973,333       4,558,505
                                         ------          -------        ----------      -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     8,256           10,298         6,343,966       22,386,900       4,393,498
                                         ------          -------        ----------      -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $7,556          $18,715        $5,736,418      $19,971,112      $4,584,796
                                         ======          =======        ==========      ===========      ==========

                                          INVESCO
                                        INVESTMENT
                                         SERVICES
                                         SERIES II
                                        SUB-ACCOUNT
                                      ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.
                                        GROWTH AND
                                      INCOME II (BA)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    93,120
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (1,275,596)
    Administrative expense...........      (169,045)
                                        -----------
    Net investment income
     (loss)..........................    (1,351,521)
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    16,983,264
    Cost of investments sold.........    17,944,532
                                        -----------
       Realized gains (losses)
        on fund shares...............      (961,268)
Realized gain distributions..........            --
                                        -----------
    Net realized gains (losses)......      (961,268)
Change in unrealized gains
 (losses)............................    10,999,298
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    10,038,030
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 8,686,509
                                        ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                             INVESCO         INVESCO         INVESCO
                                           INVESTMENT      INVESTMENT      INVESTMENT                    LAZARD
                                            SERVICES        SERVICES        SERVICES        JANUS      RETIREMENT
                                            SERIES II       SERIES II       SERIES II    ASPEN SERIES SERIES, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                         --------------- --------------- --------------- ------------ ------------


                                             INVESCO         INVESCO         INVESCO
                                         VAN KAMPEN V.I. VAN KAMPEN V.I. VAN KAMPEN V.I.                EMERGING
                                          INT'L GROWTH       MID CAP      U.S. MID CAP      FORTY       MARKETS
                                         EQUITY II (BB)  GROWTH II (BC)   VALUE II (BD)   PORTFOLIO      EQUITY
                                         --------------- --------------- --------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 55,505       $       --      $   386,674     $    35        $  6
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (58,933)        (202,021)        (669,552)       (195)        (10)
    Administrative expense..............      (7,392)         (21,114)         (87,421)        (14)         --
                                            --------       ----------      -----------     -------        ----
    Net investment income
     (loss).............................     (10,820)        (223,135)        (370,299)       (174)         (4)
                                            --------       ----------      -----------     -------        ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     813,334        3,823,343       11,083,328       9,871         463
    Cost of investments sold............     896,480        4,363,568       13,874,527       6,375         327
                                            --------       ----------      -----------     -------        ----
       Realized gains (losses) on
        fund shares.....................     (83,146)        (540,225)      (2,791,199)      3,496         136
Realized gain distributions.............          --               --               --          --          --
                                            --------       ----------      -----------     -------        ----
    Net realized gains (losses).........     (83,146)        (540,225)      (2,791,199)      3,496         136
Change in unrealized gains
 (losses)...............................     386,268        3,805,690       11,676,838      (3,061)        (52)
                                            --------       ----------      -----------     -------        ----
    Net realized and unrealized
     gains (losses) on
     investments........................     303,122        3,265,465        8,885,639         435          84
                                            --------       ----------      -----------     -------        ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $292,302       $3,042,330      $ 8,515,340     $   261        $ 80
                                            ========       ==========      ===========     =======        ====

                                            LEGG MASON
                                             PARTNERS
                                             VARIABLE
                                           INCOME TRUST
                                           SUB-ACCOUNT
                                         ----------------
                                            LEGG MASON
                                           CLEARBRIDGE
                                             VARIABLE
                                           FUNDAMENTAL
                                          ALL CAP VALUE
                                         PORTFOLIO I (BE)
                                         ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................       $ 19
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........        (14)
    Administrative expense..............         (1)
                                               ----
    Net investment income
     (loss).............................          4
                                               ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................         17
    Cost of investments sold............         23
                                               ----
       Realized gains (losses) on
        fund shares.....................         (6)
Realized gain distributions.............         --
                                               ----
    Net realized gains (losses).........         (6)
Change in unrealized gains
 (losses)...............................        155
                                               ----
    Net realized and unrealized
     gains (losses) on
     investments........................        149
                                               ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................       $153
                                               ====

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             LEGG MASON
                                          PARTNERS VARIABLE   LORD ABBETT     LORD ABBETT   LORD ABBETT   LORD ABBETT
                                          PORTFOLIOS I, INC   SERIES FUND     SERIES FUND   SERIES FUND   SERIES FUND
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------------- ---------------- -------------- -----------  -------------
                                             LEGG MASON
                                             CLEARBRIDGE
                                           VARIABLE LARGE     FUNDAMENTAL
                                              CAP VALUE          EQUITY                     GROWTH AND      GROWTH
                                          PORTFOLIO I (BF)  PORTFOLIO I (BG) BOND-DEBENTURE   INCOME     OPPORTUNITIES
                                          ----------------- ---------------- -------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................       $ 36           $   32,164      $2,030,825   $   128,337   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........        (17)            (154,700)       (479,480)     (332,171)    (192,852)
    Administrative expense...............         (1)             (20,425)        (65,985)      (46,361)     (26,249)
                                                ----           ----------      ----------   -----------   ----------
    Net investment income (loss).........         18             (142,961)      1,485,360      (250,195)    (219,101)
                                                ----           ----------      ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................         20            2,046,561       7,813,946     5,291,769    3,869,646
    Cost of investments sold.............         21            1,964,889       7,506,141     6,627,174    3,616,701
                                                ----           ----------      ----------   -----------   ----------
       Realized gains (losses) on
        fund shares......................         (1)              81,672         307,805    (1,335,405)     252,945
Realized gain distributions..............         --                   --              --            --       81,377
                                                ----           ----------      ----------   -----------   ----------
    Net realized gains (losses)..........         (1)              81,672         307,805    (1,335,405)     334,322
Change in unrealized gains (losses)......         79            1,734,346       1,657,004     5,106,825    2,572,251
                                                ----           ----------      ----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............         78            1,816,018       1,964,809     3,771,420    2,906,573
                                                ----           ----------      ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................       $ 96           $1,673,057      $3,450,169   $ 3,521,225   $2,687,472
                                                ====           ==========      ==========   ===========   ==========

                                          LORD ABBETT
                                          SERIES FUND
                                          SUB-ACCOUNT
                                          -----------



                                            MID-CAP
                                             VALUE
                                          -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   101,527
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (375,368)
    Administrative expense...............     (51,381)
                                          -----------
    Net investment income (loss).........    (325,222)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   6,702,928
    Cost of investments sold.............   8,908,295
                                          -----------
       Realized gains (losses) on
        fund shares......................  (2,205,367)
Realized gain distributions..............          --
                                          -----------
    Net realized gains (losses)..........  (2,205,367)
Change in unrealized gains (losses)......   8,277,486
                                          -----------
    Net realized and unrealized gains
     (losses) on investments.............   6,072,119
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 5,746,897
                                          ===========

--------
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE
                                          INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE     INSURANCE
                                            TRUST        TRUST          TRUST         TRUST        TRUST         TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ --------------- ------------ ------------ -------------
                                                          MFS            MFS         MFS NEW        MFS           MFS
                                          MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH   RESEARCH BOND
                                         ------------ ------------ --------------- ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    982     $39,376       $ 20,514       $     --     $  6,042     $ 44,465
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (10,625)     (6,627)       (20,661)       (23,770)      (8,500)     (17,552)
    Administrative expense..............       (818)       (538)        (1,640)        (1,970)        (608)      (1,448)
                                           --------     -------       --------       --------     --------     --------
    Net investment income
     (loss).............................    (10,461)     32,211         (1,787)       (25,740)      (3,066)      25,465
                                           --------     -------       --------       --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    175,489      74,633        304,566        803,686      152,260      325,213
    Cost of investments sold............    200,906      77,538        293,059        761,104      168,897      301,360
                                           --------     -------       --------       --------     --------     --------
       Realized gains (losses) on
        fund shares.....................    (25,417)     (2,905)        11,507         42,582      (16,637)      23,853
Realized gain distributions.............         --          --             --             --           --        4,590
                                           --------     -------       --------       --------     --------     --------
    Net realized gains (losses).........    (25,417)     (2,905)        11,507         42,582      (16,637)      28,443
Change in unrealized gains
 (losses)...............................    139,203      37,934        134,820        535,296       90,568       31,952
                                           --------     -------       --------       --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................    113,786      35,029        146,327        577,878       73,931       60,395
                                           --------     -------       --------       --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $103,325     $67,240       $144,540       $552,138     $ 70,865     $ 85,860
                                           ========     =======       ========       ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                     MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                        INSURANCE        TRUST           TRUST           TRUST           TRUST
                                          TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- --------------- --------------- --------------- ---------------
                                                                     MFS INVESTORS      MFS NEW
                                                      MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                      MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------- --------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 7,866        $    --         $ 1,846         $    --         $ 1,231
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (3,176)        (3,888)         (2,584)         (3,729)         (2,322)
    Administrative expense...........       (241)          (264)           (183)           (279)           (162)
                                         -------        -------         -------         -------         -------
    Net investment income
     (loss)..........................      4,449         (4,152)           (921)         (4,008)         (1,253)
                                         -------        -------         -------         -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     32,873         62,975          33,391          59,110          29,463
    Cost of investments sold.........     31,646         50,883          29,620          54,427          24,492
                                         -------        -------         -------         -------         -------
       Realized gains (losses)
        on fund shares...............      1,227         12,092           3,771           4,683           4,971
Realized gain distributions..........         --             --              --              --              --
                                         -------        -------         -------         -------         -------
    Net realized gains (losses)......      1,227         12,092           3,771           4,683           4,971
Change in unrealized gains
 (losses)............................     21,399         23,436          12,524          84,143          15,868
                                         -------        -------         -------         -------         -------
    Net realized and unrealized
     gains (losses) on
     investments.....................     22,626         35,528          16,295          88,826          20,839
                                         -------        -------         -------         -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $27,075        $31,376         $15,374         $84,818         $19,586
                                         =======        =======         =======         =======         =======

                                       MFS VARIABLE
                                         INSURANCE
                                           TRUST
                                      (SERVICE CLASS)
                                        SUB-ACCOUNT
                                      ---------------

                                       MFS UTILITIES
                                      (SERVICE CLASS)
                                      ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $ 37,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (19,029)
    Administrative expense...........      (1,284)
                                         --------
    Net investment income
     (loss)..........................      17,674
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     136,751
    Cost of investments sold.........     130,247
                                         --------
       Realized gains (losses)
        on fund shares...............       6,504
Realized gain distributions..........          --
                                         --------
    Net realized gains (losses)......       6,504
Change in unrealized gains
 (losses)............................     123,836
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     130,340
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $148,014
                                         ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                  AGGRESSIVE      CAPITAL        EUROPEAN                      LIMITED
                                    EQUITY     OPPORTUNITIES      EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $       --    $   316,036    $ 1,308,501    $ 6,301,185     $  517,373    $     6,561
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (179,096)    (2,433,762)      (650,143)    (1,339,324)      (200,250)      (835,844)
    Administrative
     expense...................      (12,934)      (170,642)       (47,429)       (99,250)       (14,739)       (60,997)
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (192,030)    (2,288,368)       610,929      4,862,611        302,384       (890,280)
                                  ----------    -----------    -----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    3,039,961     30,543,640      9,001,203     18,340,247      3,468,298     30,812,967
    Cost of investments
     sold......................    2,474,363     28,826,072     10,794,396     17,237,175      4,105,725     30,812,967
                                  ----------    -----------    -----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Realized gain distributions....           --             --             --             --             --             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................      565,598      1,717,568     (1,793,193)     1,103,072       (637,427)            --
Change in unrealized gains
 (losses)......................    2,466,203     44,920,163      3,466,513      1,759,038        471,589             --
                                  ----------    -----------    -----------    -----------     ----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    3,031,801     46,637,731      1,673,320      2,862,110       (165,838)            --
                                  ----------    -----------    -----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,839,771    $44,349,363    $ 2,284,249    $ 7,724,721     $  136,546    $  (890,280)
                                  ==========    ===========    ===========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                      MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                                         VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                                        INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                                          SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------- -------------- ---------------- ---------------- ----------------
                                                                       AGGRESSIVE        CAPITAL          EUROPEAN
                                                                         EQUITY       OPPORTUNITIES        EQUITY
                                        STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      -------------- -------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $ 1,940,812    $ 1,706,819      $       --      $        --       $  402,670
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (1,587,208)      (734,646)       (253,624)        (944,928)        (269,065)
    Administrative expense...........     (111,692)       (54,152)        (18,852)         (82,603)         (22,127)
                                       -----------    -----------      ----------      -----------       ----------
    Net investment income
     (loss)..........................      241,912        918,021        (272,476)      (1,027,531)         111,478
                                       -----------    -----------      ----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   18,246,706     10,640,257       3,309,849       12,768,069        2,868,832
    Cost of investments sold.........   21,296,602     16,899,469       2,431,790        9,353,254        3,360,743
                                       -----------    -----------      ----------      -----------       ----------
       Realized gains (losses)
        on fund shares...............   (3,049,896)    (6,259,212)        878,059        3,414,815         (491,911)
Realized gain distributions..........      652,897      4,660,369              --               --               --
                                       -----------    -----------      ----------      -----------       ----------
    Net realized gains
     (losses)........................   (2,396,999)    (1,598,843)        878,059        3,414,815         (491,911)
Change in unrealized gains
 (losses)............................    8,488,777      3,366,144       2,736,728       11,287,651        1,175,369
                                       -----------    -----------      ----------      -----------       ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    6,091,778      1,767,301       3,614,787       14,702,466          683,458
                                       -----------    -----------      ----------      -----------       ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 6,333,690    $ 2,685,322      $3,342,311      $13,674,935       $  794,936
                                       ===========    ===========      ==========      ===========       ==========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                        INCOME PLUS
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 7,588,890
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (1,950,047)
    Administrative expense...........      (199,728)
                                        -----------
    Net investment income
     (loss)..........................     5,439,115
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    40,585,219
    Cost of investments sold.........    38,172,803
                                        -----------
       Realized gains (losses)
        on fund shares...............     2,412,416
Realized gain distributions..........            --
                                        -----------
    Net realized gains
     (losses)........................     2,412,416
Change in unrealized gains
 (losses)............................     1,241,447
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     3,653,863
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 9,092,978
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY  NEUBERGER &
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE        BERMAN
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT      ADVISORS
                                           SERIES           SERIES           SERIES           SERIES       MANAGEMENT
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ------------
                                          LIMITED
                                          DURATION       MONEY MARKET      STRATEGIST       UTILITIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) AMT PARTNERS
                                      ---------------- ---------------- ---------------- ---------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 1,842,793      $     7,240      $   769,154      $   429,047      $   209
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (881,570)      (1,075,521)        (909,557)        (245,677)        (463)
    Administrative expense...........       (78,842)        (104,046)         (74,496)         (18,334)         (31)
                                        -----------      -----------      -----------      -----------      -------
    Net investment income
     (loss)..........................       882,381       (1,172,327)        (214,899)         165,036         (285)
                                        -----------      -----------      -----------      -----------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    12,223,985       29,560,151        8,268,365        3,269,859        2,134
    Cost of investments sold.........    14,863,258       29,560,151        9,493,216        5,092,797        3,172
                                        -----------      -----------      -----------      -----------      -------
       Realized gains (losses)
        on fund shares...............    (2,639,273)              --       (1,224,851)      (1,822,938)      (1,038)
Realized gain distributions..........            --               --          304,254        1,279,137           --
                                        -----------      -----------      -----------      -----------      -------
    Net realized gains
     (losses)........................    (2,639,273)              --         (920,597)        (543,801)      (1,038)
Change in unrealized gains
 (losses)............................     2,058,996               --        3,619,969        1,026,916        5,444
                                        -----------      -----------      -----------      -----------      -------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (580,277)              --        2,699,372          483,115        4,406
                                        -----------      -----------      -----------      -----------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $   302,104      $(1,172,327)     $ 2,484,473      $   648,151      $ 4,121
                                        ===========      ===========      ===========      ===========      =======


                                       OPPENHEIMER
                                        VARIABLE
                                      ACCOUNT FUNDS
                                       SUB-ACCOUNT
                                      -------------

                                       OPPENHEIMER
                                        BALANCED
                                      -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $ 29,256
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (28,417)
    Administrative expense...........     (2,126)
                                        --------
    Net investment income
     (loss)..........................     (1,287)
                                        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    357,264
    Cost of investments sold.........    449,775
                                        --------
       Realized gains (losses)
        on fund shares...............    (92,511)
Realized gain distributions..........         --
                                        --------
    Net realized gains
     (losses)........................    (92,511)
Change in unrealized gains
 (losses)............................    318,913
                                        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    226,402
                                        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $225,115
                                        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                       OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER
                                        VARIABLE      VARIABLE      VARIABLE        VARIABLE       VARIABLE      VARIABLE
                                      ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ---------------- ------------- -------------
                                       OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                         CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER
                                      APPRECIATION    CORE BOND    SECURITIES     INCOME (BH)     HIGH INCOME   MAIN STREET
                                      ------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $  7,990      $  29,918    $   62,246       $294,006       $  24,806     $ 26,303
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (56,511)       (18,950)      (50,310)       (46,384)         (4,770)     (30,813)
    Administrative expense...........     (4,396)        (1,557)       (4,076)        (3,428)           (389)      (2,285)
                                        --------      ---------    ----------       --------       ---------     --------
    Net investment income
     (loss)..........................    (52,917)         9,411         7,860        244,194          19,647       (6,795)
                                        --------      ---------    ----------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    874,158        395,182     1,133,962        630,764          74,095      491,196
    Cost of investments sold.........    886,729        541,805     1,129,488        575,807         218,648      513,947
                                        --------      ---------    ----------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Realized gain distributions..........         --             --            --             --              --           --
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized gains
     (losses)........................    (12,571)      (146,623)        4,474         54,957        (144,553)     (22,751)
Change in unrealized gains
 (losses)............................    368,568        287,855       502,285        129,261         173,530      326,026
                                        --------      ---------    ----------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    355,997        141,232       506,759        184,218          28,977      303,275
                                        --------      ---------    ----------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $303,080      $ 150,643    $  514,619       $428,412       $  48,624     $296,480
                                        ========      =========    ==========       ========       =========     ========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                   VARIABLE         VARIABLE         VARIABLE        VARIABLE
                                 OPPENHEIMER     OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                  VARIABLE        VARIABLE      (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                ACCOUNT FUNDS   ACCOUNT FUNDS       ("SS"))          ("SS"))          ("SS"))         ("SS"))
                                 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
                                 OPPENHEIMER     OPPENHEIMER                       OPPENHEIMER                      OPPENHEIMER
                                 MAIN STREET  SMALL- & MID-C AP   OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL
                                  SMALL CAP      GROWTH (BI)     BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)
                                ------------- ----------------- --------------- ----------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,537        $     --        $   205,424      $       --       $   603,886     $  290,472
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (20,042)        (10,074)          (243,451)       (582,040)         (493,107)      (316,543)
    Administrative
     expense...................     (1,670)           (719)           (33,352)        (79,658)          (69,039)       (43,589)
                                  --------        --------        -----------      ----------       -----------     ----------
    Net investment income
     (loss)....................    (10,175)        (10,793)           (71,379)       (661,698)           41,740        (69,660)
                                  --------        --------        -----------      ----------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    684,624         154,168          3,511,682       8,788,366        10,039,535      4,890,255
    Cost of investments
     sold......................    591,450         168,934          4,934,329       8,693,977        12,905,082      5,118,571
                                  --------        --------        -----------      ----------       -----------     ----------
       Realized gains
        (losses) on fund
        shares.................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Realized gain distributions....         --              --                 --              --                --             --
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized gains
     (losses)..................     93,174         (14,766)        (1,422,647)         94,389        (2,865,547)      (228,316)
Change in unrealized gains
 (losses)......................    242,071         188,958          3,264,950       3,484,834         6,118,163      3,202,212
                                  --------        --------        -----------      ----------       -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    335,245         174,192          1,842,303       3,579,223         3,252,616      2,973,896
                                  --------        --------        -----------      ----------       -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $325,070        $163,399        $ 1,770,924      $2,917,525       $ 3,294,356     $2,904,236
                                  ========        ========        ===========      ==========       ===========     ==========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                  VARIABLE         VARIABLE        VARIABLE        VARIABLE         VARIABLE
                               ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                                  ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                                SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                              ---------------- ---------------- --------------- --------------- ----------------
                                OPPENHEIMER                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                              GLOBAL STRATEGIC   OPPENHEIMER         MAIN         MAIN STREET   SMALL- & MID-CAP
                              INCOME (SS) (BJ) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)  GROWTH (SS) (BK)
                              ---------------- ---------------- --------------- --------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $ 8,143,064      $   950,217      $   591,218     $  121,382       $       --
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................    (1,362,296)        (214,899)        (900,812)      (396,534)        (141,531)
    Administrative
     expense.................      (187,564)         (29,633)        (122,305)       (53,791)         (18,841)
                                -----------      -----------      -----------     ----------       ----------
    Net investment
     income (loss)...........     6,593,204          705,685         (431,899)      (328,943)        (160,372)
                                -----------      -----------      -----------     ----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................    21,025,475        2,943,170       14,535,679      6,509,433        2,297,730
    Cost of investments
     sold....................    20,007,634        6,418,597       15,401,497      6,274,297        2,433,824
                                -----------      -----------      -----------     ----------       ----------
       Realized gains
        (losses) on
        fund shares..........     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Realized gain
 distributions...............            --               --               --             --               --
                                -----------      -----------      -----------     ----------       ----------
    Net realized gains
     (losses)................     1,017,841       (3,475,427)        (865,818)       235,136         (136,094)
Change in unrealized gains
 (losses)....................     4,265,156        4,604,330        9,619,991      5,525,640        2,553,841
                                -----------      -----------      -----------     ----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     5,282,997        1,128,903        8,754,173      5,760,776        2,417,747
                                -----------      -----------      -----------     ----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $11,876,201      $ 1,834,588      $ 8,322,274     $5,431,833       $2,257,375
                                ===========      ===========      ===========     ==========       ==========

                                    PIMCO
                                   VARIABLE
                                  INSURANCE
                                    TRUST
                                 SUB-ACCOUNT
                              ------------------

                                 FOREIGN BOND
                              (US DOLLAR-HEDGED)
                              ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................        $ 32
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................         (25)
    Administrative
     expense.................          (2)
                                     ----
    Net investment
     income (loss)...........           5
                                     ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................         953
    Cost of investments
     sold....................         947
                                     ----
       Realized gains
        (losses) on
        fund shares..........           6
Realized gain
 distributions...............          39
                                     ----
    Net realized gains
     (losses)................          45
Change in unrealized gains
 (losses)....................          85
                                     ----
    Net realized and
     unrealized gains
     (losses) on
     investments.............         130
                                     ----
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................        $135
                                     ====

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                             PIMCO       PIMCO       PIMCO         PIMCO          PIMCO       PIMCO
                                           VARIABLE    VARIABLE    VARIABLE       VARIABLE      VARIABLE     VARIABLE
                                           INSURANCE   INSURANCE   INSURANCE     INSURANCE      INSURANCE   INSURANCE
                                             TRUST       TRUST       TRUST         TRUST          TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ---------------- ----------- ------------
                                                                   PIMCO VIT     PIMCO VIT      PIMCO VIT   PIMCO VIT
                                                         PIMCO     COMMODITY      EMERGING     REAL RETURN TOTAL RETURN
                                             MONEY       TOTAL    REALRETURN    MARKETS BOND    (ADVISOR     (ADVISOR
                                            MARKET      RETURN     STRATEGY   (ADVISOR SHARES)   SHARES)     SHARES)
                                          ----------- ----------- ----------- ---------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   11       $ 28      $ 651,938      $ 87,522     $  132,523   $  777,477
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (316)       (18)       (63,446)      (26,849)      (146,219)    (490,871)
    Administrative expense...............      (23)        (1)        (8,214)       (3,509)       (18,770)     (64,321)
                                            ------       ----      ---------      --------     ----------   ----------
    Net investment income (loss).........     (328)         9        580,278        57,164        (32,466)     222,285
                                            ------       ----      ---------      --------     ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,093        107        673,421       670,191      2,816,403    9,039,960
    Cost of investments sold.............    2,093         99        832,798       643,168      2,681,008    8,441,717
                                            ------       ----      ---------      --------     ----------   ----------
       Realized gains (losses) on
        fund shares......................       --          8       (159,377)       27,023        135,395      598,243
Realized gain distributions..............       --         33         90,889            --         81,521      946,142
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized gains (losses)..........       --         41        (68,488)       27,023        216,916    1,544,385
Change in unrealized gains (losses)......       --         23        451,021        52,052        416,148      289,086
                                            ------       ----      ---------      --------     ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       --         64        382,533        79,075        633,064    1,833,471
                                            ------       ----      ---------      --------     ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $ (328)      $ 73      $ 962,811      $136,239     $  600,598   $2,055,756
                                            ======       ====      =========      ========     ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                       VT AMERICAN                                                  VT GEORGE          VT
                                        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM      GLOBAL ASSET
                                          INCOME     OPPORTUNITIES      INCOME         INCOME     BALANCED (BL)    ALLOCATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 3,202,730     $   11,807    $ 6,322,583    $ 1,907,058    $ 4,042,371     $1,849,021
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (577,976)       (67,590)      (602,896)    (1,340,322)    (1,060,893)      (447,706)
    Administrative expense...........           --             --           (297)       (71,434)       (51,540)       (28,122)
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................    2,624,754        (55,783)     5,719,390        495,302      2,929,938      1,373,193
                                       -----------     ----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    9,803,387      1,117,564     11,706,813     21,970,695     15,198,058      8,465,426
    Cost of investments sold.........    8,970,252      1,139,349     12,357,083     17,788,055     22,277,324      8,769,945
                                       -----------     ----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......      833,135        (21,785)      (650,270)     4,182,640     (7,079,266)      (304,519)
Change in unrealized gains
 (losses)............................   (1,900,749)     1,318,053       (457,952)     5,357,754     10,861,372      2,768,905
                                       -----------     ----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,067,614)     1,296,268     (1,108,222)     9,540,394      3,782,106      2,464,386
                                       -----------     ----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,557,140     $1,240,485    $ 4,611,168    $10,035,696    $ 6,712,044     $3,837,579
                                       ===========     ==========    ===========    ===========    ===========     ==========

--------
(bl)Previously known as VT The George Putnam Fund of Boston

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT
                                        VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                          EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   516,167     $  645,863     $  820,605    $  2,960,110    $   23,705    $ 4,367,144
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (309,965)      (452,907)      (277,094)     (2,558,366)     (156,118)      (799,738)
    Administrative expense...........           --         (9,617)        (5,666)        (72,152)          (86)       (60,083)
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net investment income
     (loss)..........................      206,202        183,339        537,845         329,592      (132,499)     3,507,323
                                       -----------     ----------     ----------    ------------    ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,378,582      7,531,696      4,594,077      42,205,129     2,832,195     15,978,784
    Cost of investments sold.........    8,014,557      7,405,750      5,155,916      61,334,470     3,475,227     16,711,019
                                       -----------     ----------     ----------    ------------    ----------    -----------
       Realized gains (losses)
        on fund shares...............   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Realized gain distributions..........           --             --             --              --            --             --
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized gains
     (losses)........................   (2,635,975)       125,946       (561,839)    (19,129,341)     (643,032)      (732,235)
Change in unrealized gains
 (losses)............................    4,107,090       (118,805)       (49,336)     40,303,085     2,327,132      3,848,880
                                       -----------     ----------     ----------    ------------    ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    1,471,115          7,141       (611,175)     21,173,744     1,684,100      3,116,645
                                       -----------     ----------     ----------    ------------    ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 1,677,317     $  190,480     $  (73,330)   $ 21,503,336    $1,551,601    $ 6,623,968
                                       ===========     ==========     ==========    ============    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                           VT             VT             VT
                                                     INTERNATIONAL  INTERNATIONAL  INTERNATIONAL                       VT
                                        VT INCOME        EQUITY      GROWTH (BM)     VALUE (BN)    VT INVESTORS   MONEY MARKET
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $14,892,134    $  4,932,776    $  581,796    $   844,565    $   840,507    $    48,694
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,841,078)     (1,940,111)     (272,714)      (337,019)      (900,669)    (1,789,865)
    Administrative expense...........     (131,644)       (114,948)           --             --        (17,942)      (189,966)
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................   12,919,412       2,877,717       309,082        507,546        (78,104)    (1,931,137)
                                       -----------    ------------    ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   32,811,935      32,086,359     5,862,181      6,303,416     15,358,377     75,385,235
    Cost of investments sold.........   32,964,970      46,076,524     5,633,058      9,666,360     19,053,123     75,385,235
                                       -----------    ------------    ----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Realized gain distributions..........           --              --            --             --             --             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized gains (losses)......     (153,035)    (13,990,165)      229,123     (3,362,944)    (3,694,746)            --
Change in unrealized gains
 (losses)............................   (2,094,609)     20,648,097     1,212,268      3,894,726     11,065,199             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (2,247,644)      6,657,932     1,441,391        531,782      7,370,453             --
                                       -----------    ------------    ----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $10,671,768    $  9,535,649    $1,750,473    $ 1,039,328    $ 7,292,349    $(1,931,137)
                                       ===========    ============    ==========    ===========    ===========    ===========

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                          PUTNAM          PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                      VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- -------------- -------------- -------------- -----------------
                                       VT MULTI-CAP    VT MULTI-CAP                  VT SMALL CAP
                                      GROWTH (BO)(BQ)   VALUE (BP)    VT RESEARCH       VALUE      VT VISTA (BQ)(BR)
                                      --------------- -------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   201,643     $   24,876     $  357,484    $   169,307      $     7,813
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (912,630)      (114,092)      (458,327)      (797,315)        (472,625)
    Administrative expense...........       (12,301)            --         (6,160)       (18,648)          (8,569)
                                        -----------     ----------     ----------    -----------      -----------
    Net investment income
     (loss)..........................      (723,288)       (89,216)      (107,003)      (646,656)        (473,381)
                                        -----------     ----------     ----------    -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    17,630,166      2,940,768      8,031,681     11,448,706       54,411,713
    Cost of investments sold.........    22,935,968      3,474,920      8,875,155     14,809,781       53,268,120
                                        -----------     ----------     ----------    -----------      -----------
       Realized gains (losses)
        on fund shares...............    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Realized gain distributions..........            --             --             --             --               --
                                        -----------     ----------     ----------    -----------      -----------
    Net realized gains (losses)......    (5,305,802)      (534,152)      (843,474)    (3,361,075)       1,143,593
Change in unrealized gains
 (losses)............................    20,262,332      2,147,460      5,424,383     15,868,578        5,583,462
                                        -----------     ----------     ----------    -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    14,956,530      1,613,308      4,580,909     12,507,503        6,727,055
                                        -----------     ----------     ----------    -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $14,233,242     $1,524,092     $4,473,906    $11,860,847      $ 6,253,674
                                        ===========     ==========     ==========    ===========      ===========

                                          PUTNAM
                                      VARIABLE TRUST
                                       SUB-ACCOUNT
                                      --------------

                                        VT VOYAGER
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 2,041,102
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................   (2,160,231)
    Administrative expense...........      (91,835)
                                       -----------
    Net investment income
     (loss)..........................     (210,964)
                                       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   40,669,456
    Cost of investments sold.........   44,434,560
                                       -----------
       Realized gains (losses)
        on fund shares...............   (3,765,104)
Realized gain distributions..........           --
                                       -----------
    Net realized gains (losses)......   (3,765,104)
Change in unrealized gains
 (losses)............................   30,603,343
                                       -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   26,838,239
                                       -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $26,627,275
                                       ===========

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.      FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- -------------------- ------------- -------------
                                                     VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                       VAN KAMPEN     UIF CORE    UIF EMERGING       UIF GLOBAL       VAN KAMPEN    VAN KAMPEN
                                       UIF CAPITAL   PLUS FIXED      MARKETS       TACTICAL ASSET     UIF MID CAP    UIF U.S.
                                         GROWTH        INCOME        EQUITY     ALLOC PORTFOLIO (BS)    GROWTH      REAL ESTATE
                                      ------------- ------------- ------------- -------------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   36,837     $ 74,249     $  226,811       $   519,779       $       --    $   535,976
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (439,748)     (17,488)      (571,339)         (265,723)        (339,932)      (384,854)
    Administrative expense...........     (36,376)      (1,183)       (36,851)          (17,134)         (21,539)       (24,598)
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net investment income
     (loss)..........................    (439,287)      55,578       (381,379)          236,922         (361,471)       126,524
                                       ----------     --------     ----------       -----------       ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   5,944,529      402,943      6,409,658         4,050,844        4,959,759      5,779,635
    Cost of investments sold.........   4,909,998      426,795      6,241,458         5,256,044        4,780,426      7,332,906
                                       ----------     --------     ----------       -----------       ----------    -----------
       Realized gains (losses)
        on fund shares...............   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Realized gain distributions..........          --           --             --                --               --             --
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized gains (losses)......   1,034,531      (23,852)       168,200        (1,205,200)         179,333     (1,553,271)
Change in unrealized gains
 (losses)............................   5,027,605       36,208      6,163,059         1,477,760        5,944,221      7,442,503
                                       ----------     --------     ----------       -----------       ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   6,062,136       12,356      6,331,259           272,560        6,123,554      5,889,232
                                       ----------     --------     ----------       -----------       ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $5,622,849     $ 67,934     $5,949,880       $   509,482       $5,762,083    $ 6,015,756
                                       ==========     ========     ==========       ===========       ==========    ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- --------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF GLOBAL    UIF MID CAP  SMALL COMPANY
                                            GROWTH     MARKETS DEBT     EQUITY       FRANCHISE      GROWTH         GROWTH
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $  911,312    $  104,361    $   374,352   $        --    $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (139,683)     (305,275)     (264,538)      (988,141)     (503,861)     (209,934)
    Administrative expense..............     (18,762)      (41,607)      (34,383)      (129,669)      (65,590)      (26,774)
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net investment income
     (loss).............................    (158,445)      564,430      (194,560)      (743,458)     (569,451)     (236,708)
                                          ----------    ----------    ----------    -----------   -----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   2,058,654     5,253,598     5,020,702     19,050,567     9,926,425     2,946,671
    Cost of investments sold............   1,577,629     5,386,108     5,230,391     20,121,607    10,110,861     2,962,779
                                          ----------    ----------    ----------    -----------   -----------    ----------
       Realized gains (losses) on
        fund shares.....................     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Realized gain distributions.............          --            --            --             --            --            --
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized gains (losses).........     481,025      (132,510)     (209,689)    (1,071,040)     (184,436)      (16,108)
Change in unrealized gains
 (losses)...............................   1,517,976     1,260,174     3,231,098      9,480,313     9,842,964     3,384,331
                                          ----------    ----------    ----------    -----------   -----------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   1,999,001     1,127,664     3,021,409      8,409,273     9,658,528     3,368,223
                                          ----------    ----------    ----------    -----------   -----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $1,840,556    $1,692,094    $2,826,849    $ 7,665,815   $ 9,089,077    $3,131,515
                                          ==========    ==========    ==========    ===========   ===========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL
                                                                  INSTITUTIONAL
                                                                   FUNDS, INC.
                                                                   (CLASS II)
                                                                   SUB-ACCOUNT
                                                                  -------------
                                                                   VAN KAMPEN
                                                                    UIF U.S.
                                                                   REAL ESTATE
                                                                   (CLASS II)
                                                                  -------------
 NET INVESTMENT INCOME (LOSS)
 Dividends.......................................................  $ 1,044,935
 Charges from Lincoln Benefit Life Company:
     Mortality and expense risk..................................     (748,939)
     Administrative expense......................................     (101,350)
                                                                   -----------
     Net investment income (loss)................................      194,646
                                                                   -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................   12,266,919
     Cost of investments sold....................................   15,719,427
                                                                   -----------
        Realized gains (losses) on fund shares...................   (3,452,508)
 Realized gain distributions.....................................           --
                                                                   -----------
     Net realized gains (losses).................................   (3,452,508)
 Change in unrealized gains (losses).............................   16,108,136
                                                                   -----------
     Net realized and unrealized gains (losses) on investments...   12,655,628
                                                                   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............  $12,850,274
                                                                   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED                ADVANCED              ADVANCED
                                                      SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ----------------------  ------------------
                                                           AST                                           AST
                                                   ACADEMIC STRATEGIES             AST               AGGRESSIVE
                                                    ASSET ALLOCATION       ADVANCED STRATEGIES    ASSET ALLOCATION
                                                 ----------------------  ----------------------  ------------------
                                                    2010        2009        2010        2009       2010      2009
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (57,157) $   44,272  $  (11,993) $   26,435  $ (1,122) $    (78)
Net realized gains (losses).....................     21,514    (607,288)     60,108    (100,516)      274   (12,497)
Change in unrealized gains (losses).............    697,364   1,664,740     198,289     463,192    13,798    34,096
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................    661,721   1,101,724     246,404     389,111    12,950    21,521
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     49,837     137,329      40,591     284,123        --        --
Benefit payments................................         --          --          --          --        --        --
Payments on termination.........................   (188,084)   (310,554)    (91,203)    (26,336)       --      (912)
Contract Maintenance Charge.....................    (17,240)    (12,833)     (8,247)     (5,580)      (59)      (64)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    101,445     116,363      23,047     306,495    (6,072)     (594)
                                                 ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (54,042)    (69,695)    (35,812)    558,702    (6,131)   (1,570)
                                                 ----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    607,679   1,032,029     210,592     947,813     6,819    19,951
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  7,097,045   6,065,016   2,312,799   1,364,986   107,053    87,102
                                                 ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,704,724  $7,097,045  $2,523,391  $2,312,799  $113,872  $107,053
                                                 ==========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    830,714     867,264     257,140     188,627    14,383    14,799
       Units issued.............................    135,208     375,660      55,019     178,430     1,187     8,146
       Units redeemed...........................   (146,681)   (412,210)    (61,272)   (109,917)   (2,014)   (8,562)
                                                 ----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........    819,241     830,714     250,887     257,140    13,556    14,383
                                                 ==========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST                AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN AMERICAN CENTURY
                                                         CORE VALUE      GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (162) $   681  $    22  $    194  $   (24) $   119
Net realized gains (losses).........................   (5,544)    (769)     (99)  (17,596)   1,117     (979)
Change in unrealized gains (losses).................    9,650    4,694    1,797    17,574     (605)   1,997
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    3,944    4,606    1,720       172      488    1,137
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,278)    (865)      --   (14,984)      --       --
Contract Maintenance Charge.........................      (11)     (10)     (13)      (13)      (3)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    2,902   25,705       --        10   (5,713)  (3,815)
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (9,387)  24,830      (13)  (14,987)  (5,716)  (3,826)
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (5,443)  29,436    1,707   (14,815)  (5,228)  (2,689)
NET ASSETS AT BEGINNING OF PERIOD...................   51,814   22,378   15,264    30,079    8,428   11,117
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 46,371  $51,814  $16,971  $ 15,264  $ 3,200  $ 8,428
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,834    4,100    2,175     5,058    1,181    1,808
       Units issued.................................      895    3,892       --        31      381      688
       Units redeemed...............................   (2,405)    (158)      (1)   (2,914)  (1,162)  (1,315)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    6,324    7,834    2,174     2,175      400    1,181
                                                     ========  =======  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED              ADVANCED
                                                       SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ------------------
                                                           AST                      AST                   AST
                                                         BALANCED                  BOND                  BOND
                                                     ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                                 -----------------------  ----------------------  ------------------
                                                     2010        2009        2010        2009       2010      2009
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (57,778) $    4,651  $   (7,136) $  (15,154) $ (4,910) $ (4,250)
Net realized gains (losses).....................     235,308    (278,048)    103,433      67,797    28,133     2,702
Change in unrealized gains (losses).............     691,338   1,459,784      32,020    (132,716)   10,035    (9,053)
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................     868,868   1,186,387     128,317     (80,073)   33,258   (10,601)
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     187,252   1,108,540          --          --        --        --
Benefit payments................................          --          --          --          --        --        --
Payments on termination.........................    (342,004)    (59,497)    (36,488)         --    (2,790)     (683)
Contract Maintenance Charge.....................     (41,207)    (26,228)       (561)       (605)     (132)     (133)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     669,509   1,938,542    (167,963)    134,871    57,412   302,624
                                                 -----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................     473,550   2,961,357    (205,012)    134,266    54,490   301,808
                                                 -----------  ----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,342,418   4,147,744     (76,695)     54,193    87,748   291,207
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,666,804   4,519,060   1,105,384   1,051,191   366,024    74,817
                                                 -----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $10,009,222  $8,666,804  $1,028,689  $1,105,384  $453,772  $366,024
                                                 ===========  ==========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     971,195     615,959      98,042      86,265    33,023     6,108
       Units issued.............................     276,232     827,012      38,398      90,140    21,830    68,796
       Units redeemed...........................    (234,490)   (471,776)    (53,044)    (78,363)  (17,469)  (41,881)
                                                 -----------  ----------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   1,012,937     971,195      83,396      98,042    37,384    33,023
                                                 ===========  ==========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  -------------- ----------------------
                                                             AST              AST                 AST
                                                            BOND              BOND          CAPITAL GROWTH
                                                       PORTFOLIO 2020    PORTFOLIO 2021    ASSET ALLOCATION
                                                     ------------------  -------------- ----------------------
                                                       2010    2009 (BT)    2010 (A)       2010        2009
                                                     --------  --------- -------------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5,461)  $  (10)     $ (1,208)   $  (32,645) $   15,831
Net realized gains (losses).........................   10,768      (23)      (15,598)       42,451    (396,255)
Change in unrealized gains (losses).................    2,000      (90)       (5,046)      599,534   1,368,203
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from operations...    7,307     (123)      (21,852)      609,340     987,779
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --       --            --       119,002     433,057
Benefit payments....................................       --       --            --            --          --
Payments on termination.............................   (6,255)      --       (14,288)     (149,266)   (222,784)
Contract Maintenance Charge.........................     (278)      --            --       (15,640)    (10,486)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  598,068    2,462       336,690       268,260      68,352
                                                     --------   ------      --------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  591,535    2,462       322,402       222,356     268,139
                                                     --------   ------      --------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  598,842    2,339       300,550       831,696   1,255,918
NET ASSETS AT BEGINNING OF PERIOD...................    2,339       --            --     5,664,140   4,408,222
                                                     --------   ------      --------    ----------  ----------
NET ASSETS AT END OF PERIOD......................... $601,181   $2,339      $300,550    $6,495,836  $5,664,140
                                                     ========   ======      ========    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      265       --            --       689,074     661,754
       Units issued.................................  134,051      451        66,596       190,782     444,093
       Units redeemed...............................  (72,150)    (186)      (39,355)     (171,519)   (416,773)
                                                     --------   ------      --------    ----------  ----------
    Units outstanding at end of period..............   62,166      265        27,241       708,337     689,074
                                                     ========   ======      ========    ==========  ==========

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                              ADVANCED              ADVANCED             ADVANCED
                            SERIES TRUST          SERIES TRUST         SERIES TRUST
                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                         ------------------  ----------------------  ----------------
                                 AST                   AST                  AST
                             CLS GROWTH           CLS MODERATE            COHEN &
                          ASSET ALLOCATION      ASSET ALLOCATION       STEERS REALTY
                         ------------------  ----------------------  ----------------
                           2010      2009       2010        2009       2010     2009
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $ (2,611) $   (979) $  (17,353) $  (15,219) $    72  $   372
Net realized gains
 (losses)...............   14,180    (2,153)     32,447      (6,440)    (614)    (783)
Change in
 unrealized gains
 (losses)...............   20,987    44,689     149,458     296,362    9,122    8,470
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 operations.............   32,556    41,557     164,552     274,703    8,580    8,059
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................    5,700   103,123          --     268,379       --       54
Benefit payments........       --        --          --          --       --       --
Payments on
 termination............   (2,233)  (16,590)    (15,308)    (40,925)    (937)    (430)
Contract
 Maintenance Charge.....     (469)     (384)     (4,969)     (3,315)     (28)     (25)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........   99,775    (5,421)     29,306     404,781     (107)   1,230
                         --------  --------  ----------  ----------  -------  -------
Increase (decrease)
 in net assets from
 contract
 transactions...........  102,773    80,728       9,029     628,920   (1,072)     829
                         --------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE)
 IN NET ASSETS..........  135,329   122,285     173,581     903,623    7,508    8,888
NET ASSETS AT
 BEGINNING OF PERIOD....  181,233    58,948   1,649,807     746,184   33,402   24,514
                         --------  --------  ----------  ----------  -------  -------
NET ASSETS AT END
 OF PERIOD.............. $316,562  $181,233  $1,823,388  $1,649,807  $40,910  $33,402
                         ========  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............   21,556     8,789     184,728     101,548    4,290    4,091
      Units issued......   20,570    23,860      25,435     133,704      419      465
      Units redeemed....   (8,853)  (11,093)    (24,870)    (50,524)    (561)    (266)
                         --------  --------  ----------  ----------  -------  -------
   Units
     outstanding at
     end of period......   33,273    21,556     185,293     184,728    4,148    4,290
                         ========  ========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED             ADVANCED
                                                       SERIES TRUST      SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------  ----------------------
                                                            AST               AST                  AST
                                                           DEAM            FEDERATED           FIRST TRUST
                                                      LARGE-CAP VALUE  AGGRESSIVE GROWTH     BALANCED TARGET
                                                     ----------------  ----------------  ----------------------
                                                       2010     2009     2010     2009      2010        2009
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    35  $   (53) $  (155) $  (135) $   (1,264) $   49,036
Net realized gains (losses).........................    (321)    (106)    (112)  (1,928)     90,270    (164,919)
Change in unrealized gains (losses).................   2,010    2,578    3,444    5,219     217,257     539,924
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from operations...   1,724    2,419    3,177    3,156     306,263     424,041
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --      108       --       54      71,242     371,032
Benefit payments....................................      --       --       --       --          --          --
Payments on termination.............................    (944)      --     (571)      --     (81,936)   (309,875)
Contract Maintenance Charge.........................     (13)     (14)     (10)     (14)     (8,742)     (6,388)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (246)     702     (440)  (3,768)    215,056     355,873
                                                     -------  -------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,203)     796   (1,021)  (3,728)    195,620     410,642
                                                     -------  -------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................     521    3,215    2,156     (572)    501,883     834,683
NET ASSETS AT BEGINNING OF PERIOD...................  16,627   13,412   11,051   11,623   2,679,507   1,844,824
                                                     -------  -------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $17,148  $16,627  $13,207  $11,051  $3,181,390  $2,679,507
                                                     =======  =======  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,342    2,205    1,498    2,062     327,014     274,572
       Units issued.................................     136      513      121      446     141,106     308,083
       Units redeemed...............................    (301)    (376)    (249)  (1,010)   (123,200)   (255,641)
                                                     -------  -------  -------  -------  ----------  ----------
    Units outstanding at end of period..............   2,177    2,342    1,370    1,498     344,920     327,014
                                                     =======  =======  =======  =======  ==========  ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                             ADVANCED             ADVANCED       ADVANCED
                                                           SERIES TRUST         SERIES TRUST   SERIES TRUST
                                                            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                                     ------------------------  -------------- --------------
                                                                AST                 AST             AST
                                                        FIRST TRUST CAPITAL      FOCUS FOUR       GLOBAL
                                                        APPRECIATION TARGET    PLUS PORTFOLIO   REAL ESTATE
                                                     ------------------------  -------------- --------------
                                                         2010         2009       2009 (BU)     2010    2009
                                                     -----------  -----------  -------------- ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (92,075) $    51,011     $   (209)   $    9  $   24
Net realized gains (losses).........................      64,272     (669,282)       4,151       303     134
Change in unrealized gains (losses).................   1,746,074    2,078,860         (422)      (75)    476
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from operations...   1,718,271    1,460,589        3,520       237     634
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      39,025      362,956        8,211        --      --
Benefit payments....................................          --           --           --        --      --
Payments on termination.............................    (195,349)     (90,118)          --      (827)   (417)
Contract Maintenance Charge.........................     (40,837)     (18,297)         (78)       (2)     (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,929,986    2,116,647      (24,972)    1,849     852
                                                     -----------  -----------     --------    ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   2,732,825    2,371,188      (16,839)    1,020     433
                                                     -----------  -----------     --------    ------  ------
INCREASE (DECREASE) IN NET ASSETS...................   4,451,096    3,831,777      (13,319)    1,257   1,067
NET ASSETS AT BEGINNING OF PERIOD...................  10,439,191    6,607,414       13,319     1,507     440
                                                     -----------  -----------     --------    ------  ------
NET ASSETS AT END OF PERIOD......................... $14,890,287  $10,439,191     $     --    $2,764  $1,507
                                                     ===========  ===========     ========    ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,369,319    1,075,207        1,780       184      72
       Units issued.................................   1,021,833    1,017,568        3,066       198     165
       Units redeemed...............................    (722,013)    (723,456)      (4,846)      (95)    (53)
                                                     -----------  -----------     --------    ------  ------
    Units outstanding at end of period..............   1,669,139    1,369,319           --       287     184
                                                     ===========  ===========     ========    ======  ======

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED          ADVANCED
                                                       SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------  -----------------  ---------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     ------------------  -----------------  ---------------
                                                        2010      2009     2010      2009     2010    2009
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (526)  $  (510)  $   (648) $  (538) $   (26) $    5
Net realized gains (losses).........................      60      (606)    (2,400)  (3,179)  (1,236)     (8)
Change in unrealized gains (losses).................   4,619    17,903     10,254   22,626      720     534
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from operations...   4,153    16,787      7,206   18,909     (542)    531
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   1,005     5,557         --       --       --      --
Benefit payments....................................      --        --         --       --       --      --
Payments on termination.............................      --        --    (14,460)    (614)      --      --
Contract Maintenance Charge.........................     (40)      (45)       (15)     (21)      (1)     (1)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     216    (7,156)       172      707    3,092      --
                                                     -------   -------   --------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................   1,181    (1,644)   (14,303)      72    3,091      (1)
                                                     -------   -------   --------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................   5,334    15,143     (7,097)  18,981    2,549     530
NET ASSETS AT BEGINNING OF PERIOD...................  45,352    30,209     56,853   37,872    2,622   2,092
                                                     -------   -------   --------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $50,686   $45,352   $ 49,756  $56,853  $ 5,171  $2,622
                                                     =======   =======   ========  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,994     4,911      6,004    6,201      273     273
       Units issued.................................     140     1,468        348      372    1,408      --
       Units redeemed...............................      (9)   (1,385)    (1,902)    (569)  (1,250)     --
                                                     -------   -------   --------  -------  -------  ------
    Units outstanding at end of period..............   5,125     4,994      4,450    6,004      431     273
                                                     =======   =======   ========  =======  =======  ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     ------------------  ------------------  ------------------
                                                                                 AST                 AST
                                                             AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD       ASSET ALLOCATION    ASSET ALLOCATION
                                                     ------------------  ------------------  ------------------
                                                       2010      2009      2010      2009      2010      2009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    452  $  1,944  $ (1,764) $ (1,174) $ (4,882) $ (4,153)
Net realized gains (losses).........................    1,538     2,312     8,797    (1,094)   14,389    (2,227)
Change in unrealized gains (losses).................    3,447    11,002     2,618    25,182    36,324    75,973
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    5,437    15,258     9,651    22,914    45,831    69,593
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,005     5,557        --     2,783     3,891    22,217
Benefit payments....................................       --        --        --        --        --        --
Payments on termination.............................  (14,819)     (910)   (9,769)   (5,689)   (4,806)  (26,927)
Contract Maintenance Charge.........................      (52)      (19)     (596)     (432)   (2,185)   (1,550)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   60,477   (23,709)     (541)   13,430    22,578   149,269
                                                     --------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   46,611   (19,081)  (10,906)   10,092    19,478   143,009
                                                     --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,048    (3,823)   (1,255)   33,006    65,309   212,602
NET ASSETS AT BEGINNING OF PERIOD...................   35,054    38,877   139,460   106,454   491,948   279,346
                                                     --------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 87,102  $ 35,054  $138,205  $139,460  $557,257  $491,948
                                                     ========  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    3,369     5,007    15,624    14,892    53,015    36,625
       Units issued.................................    5,518     2,645     9,804    12,211    13,810    40,670
       Units redeemed...............................   (1,386)   (4,283)  (11,630)  (11,479)  (12,257)  (24,280)
                                                     --------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............    7,501     3,369    13,798    15,624    54,568    53,015
                                                     ========  ========  ========  ========  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2010       2009      2010       2009       2010         2009
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (550)  $    422  $   (342)  $   807  $   129,054  $   (13,493)
Net realized gains (losses).....................   (6,036)   (15,023)   (5,326)   (8,449)     963,042    1,513,657
Change in unrealized gains (losses).............   11,101     34,197    11,677    24,730     (524,306)    (434,599)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    4,515     19,596     6,009    17,088      567,790    1,065,565
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --         --        --     2,579           --           --
Benefit payments................................       --         --        --        --           --           --
Payments on termination.........................  (20,365)    (9,791)  (12,795)   (6,898)     (68,474)    (376,588)
Contract Maintenance Charge.....................      (45)       (51)      (40)      (40)     (35,802)     (81,960)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (3,857)     1,931        (1)        2   (3,637,475)  (7,127,814)
                                                 --------   --------  --------   -------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (24,267)    (7,911)  (12,836)   (4,357)  (3,741,751)  (7,586,362)
                                                 --------   --------  --------   -------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (19,752)    11,685    (6,827)   12,731   (3,173,961)  (6,520,797)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   75,032     63,347    83,524    70,793    5,203,588   11,724,385
                                                 --------   --------  --------   -------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 55,280   $ 75,032  $ 76,697   $83,524  $ 2,029,627  $ 5,203,588
                                                 ========   ========  ========   =======  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,299     11,637    11,176    12,217      439,245    1,085,050
       Units issued.............................      322      1,520        --       348      737,213    1,157,584
       Units redeemed...........................   (3,914)    (2,858)   (1,811)   (1,389)  (1,019,539)  (1,803,389)
                                                 --------   --------  --------   -------  -----------  -----------
    Units outstanding at end of period..........    6,707     10,299     9,365    11,176      156,919      439,245
                                                 ========   ========  ========   =======  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED          ADVANCED
                                                        SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------  ---------------  -----------------
                                                            AST                                   AST
                                                          JPMORGAN              AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY LARGE-CAP VALUE    BOND-DEBENTURE
                                                     -------------------  ---------------  -----------------
                                                       2010      2009       2010    2009     2010      2009
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (129)  $    929   $     2  $   92  $  2,728  $ 2,012
Net realized gains (losses).........................  (3,174)   (17,055)   (5,219)   (106)     (299)    (307)
Change in unrealized gains (losses).................   5,581     22,548     5,208   1,146     3,590    9,248
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from operations...   2,278      6,422        (9)  1,132     6,019   10,953
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --        --      --        --    3,223
Benefit payments....................................      --         --        --      --        --       --
Payments on termination.............................  (9,185)   (16,447)       --      --   (13,621)  (1,276)
Contract Maintenance Charge.........................     (13)       (15)       (1)    (14)      (25)     (21)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,431     18,248    (6,909)      1      (536)  17,303
                                                     -------   --------   -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (6,767)     1,786    (6,910)    (13)  (14,182)  19,229
                                                     -------   --------   -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (4,489)     8,208    (6,919)  1,119    (8,163)  30,182
NET ASSETS AT BEGINNING OF PERIOD...................  54,634     46,426     7,514   6,395    58,694   28,512
                                                     -------   --------   -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $50,145   $ 54,634   $   595  $7,514  $ 50,531  $58,694
                                                     =======   ========   =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   6,827      7,769     1,157   1,159     5,584    3,605
       Units issued.................................   1,605      2,426        --      --        52    2,115
       Units redeemed...............................  (2,484)    (3,368)   (1,076)     (2)   (1,344)    (136)
                                                     -------   --------   -------  ------  --------  -------
    Units outstanding at end of period..............   5,948      6,827        81   1,157     4,292    5,584
                                                     =======   ========   =======  ======  ========  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED          ADVANCED
                                                        SERIES TRUST       SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  -----------------  ----------------
                                                            AST
                                                          MARSICO              AST                AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  -----------------  ----------------
                                                       2010      2009     2010     2009      2010     2009
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (600) $  (212) $  (279) $  1,037  $  (152) $  (112)
Net realized gains (losses).........................   (3,958)    (646)  (1,742)  (17,370)     (18)     (52)
Change in unrealized gains (losses).................   15,680   12,968    5,847    33,612    1,820    3,015
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...   11,122   12,110    3,826    17,279    1,650    2,851
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --    5,157       --        --       --       --
Benefit payments....................................       --       --       --        --       --       --
Payments on termination.............................  (12,651)    (575)  (5,353)       --   (1,374)    (247)
Contract Maintenance Charge.........................      (19)     (19)     (10)      (10)     (15)      (8)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1,444   16,067       --   (59,404)      --    6,260
                                                     --------  -------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (11,226)  20,630   (5,363)  (59,414)  (1,389)   6,005
                                                     --------  -------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     (104)  32,740   (1,537)  (42,135)     261    8,856
NET ASSETS AT BEGINNING OF PERIOD...................   76,678   43,938   42,647    84,782   15,720    6,864
                                                     --------  -------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $ 76,574  $76,678  $41,110  $ 42,647  $15,981  $15,720
                                                     ========  =======  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,969    7,288    4,816    12,467    1,882    1,010
       Units issued.................................      404    2,773       --       405       --      931
       Units redeemed...............................   (1,916)     (92)    (620)   (8,056)    (166)     (59)
                                                     --------  -------  -------  --------  -------  -------
    Units outstanding at end of period..............    8,457    9,969    4,196     4,816    1,716    1,882
                                                     ========  =======  =======  ========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED             ADVANCED
                                                       SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  ----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  ----------------
                                                       2010     2009      2010        2009       2010     2009
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (298) $    42  $  (11,284) $  (14,812) $   (45) $   252
Net realized gains (losses).........................    (176)     (19)         --          --     (354)  (2,808)
Change in unrealized gains (losses).................   7,059    5,465          --          --    7,373   12,710
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...   6,585    5,488     (11,284)    (14,812)   6,974   10,154
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      40,526      85,153       --      108
Benefit payments....................................      --       --    (332,423)   (609,951)      --       --
Payments on termination.............................      --       --     (28,720)       (675)  (2,056)    (254)
Contract Maintenance Charge.........................     (14)     (11)       (247)       (141)     (27)     (30)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     680   16,504    (144,921)    775,398     (649)  (3,354)
                                                     -------  -------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     666   16,493    (465,785)    249,784   (2,732)  (3,530)
                                                     -------  -------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   7,251   21,981    (477,069)    234,972    4,242    6,624
NET ASSETS AT BEGINNING OF PERIOD...................  32,192   10,211   1,249,571   1,014,599   33,957   27,333
                                                     -------  -------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $39,443  $32,192  $  772,502  $1,249,571  $38,199  $33,957
                                                     =======  =======  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,952    1,711     123,460      98,961    4,276    4,778
       Units issued.................................     720    2,242      55,057     254,892      171      694
       Units redeemed...............................    (697)      (1)   (101,426)   (230,393)    (498)  (1,196)
                                                     -------  -------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   3,975    3,952      77,091     123,460    3,949    4,276
                                                     =======  =======  ==========  ==========  =======  =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED         ADVANCED           ADVANCED
                                                       SERIES TRUST     SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------  --------------   ------------------
                                                                                                AST
                                                            AST              AST              NIEMANN
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     ----------------  --------------   ------------------
                                                       2010     2009    2010     2009     2010      2009
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (354) $  (324) $  (93)  $  (78) $ (2,432) $ (1,835)
Net realized gains (losses).........................    (835)    (468)    (22)    (524)    7,868     2,561
Change in unrealized gains (losses).................   8,091    7,624   1,348    1,806    16,087    36,803
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from operations...   6,902    6,832   1,233    1,204    21,523    37,529
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --      108      --       54     1,200    41,835
Benefit payments....................................      --       --      --       --        --        --
Payments on termination.............................  (5,289)      --      --       --      (302)   (8,186)
Contract Maintenance Charge.........................     (10)     (11)     (6)      (6)   (1,150)     (799)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (579)     643    (292)     588    (5,690)   19,676
                                                     -------  -------  ------   ------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (5,878)     740    (298)     636    (5,942)   52,526
                                                     -------  -------  ------   ------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,024    7,572     935    1,840    15,581    90,055
NET ASSETS AT BEGINNING OF PERIOD...................  31,502   23,930   6,750    4,910   218,111   128,056
                                                     -------  -------  ------   ------  --------  --------
NET ASSETS AT END OF PERIOD......................... $32,526  $31,502  $7,685   $6,750  $233,692  $218,111
                                                     =======  =======  ======   ======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,161    4,052     876      770    24,305    17,042
       Units issued.................................     176      665      79      277     6,464    28,061
       Units redeemed...............................    (956)    (556)   (114)    (171)   (7,446)  (20,798)
                                                     -------  -------  ------   ------  --------  --------
    Units outstanding at end of period..............   3,381    4,161     841      876    23,323    24,305
                                                     =======  =======  ======   ======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2010     2009      2010      2009      2010      2009
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (289) $   (125) $  1,480  $  6,189  $   (559) $  5,451
Net realized gains (losses).........................   3,517     2,267    (2,790)   12,261     9,501     6,293
Change in unrealized gains (losses).................   2,174     7,579     5,059    (5,162)   13,194    12,621
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   5,402     9,721     3,749    13,288    22,136    24,365
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --     1,799        --        --        --     3,223
Benefit payments....................................      --        --        --        --        --        --
Payments on termination.............................  (2,440)  (10,564)  (52,945)  (16,720)  (21,737)  (33,179)
Contract Maintenance Charge.........................     (95)     (107)      (66)      (94)      (96)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   6,597    22,100     3,019   (21,025)   (4,880)  227,912
                                                     -------  --------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   4,062    13,228   (49,992)  (37,839)  (26,713)  197,881
                                                     -------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   9,464    22,949   (46,243)  (24,551)   (4,577)  222,246
NET ASSETS AT BEGINNING OF PERIOD...................  27,645     4,696   159,965   184,516   412,298   190,052
                                                     -------  --------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $37,109  $ 27,645  $113,722  $159,965  $407,721  $412,298
                                                     =======  ========  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,016       840    14,212    17,852    35,360    18,608
       Units issued.................................   2,699     3,362       311     6,430     4,427    30,746
       Units redeemed...............................  (2,347)   (1,186)   (4,678)  (10,070)   (6,734)  (13,994)
                                                     -------  --------  --------  --------  --------  --------
    Units outstanding at end of period..............   3,368     3,016     9,845    14,212    33,053    35,360
                                                     =======  ========  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             ADVANCED              ADVANCED           ADVANCED
                                                           SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------------
                                                               AST                   AST                 AST
                                                           PRESERVATION             QMA US       SCHRODERS MULTI-ASSET
                                                         ASSET ALLOCATION        EQUITY ALPHA     WORLD STRATEGIES
                                                     -----------------------  -----------------  --------------------
                                                         2010        2009       2010     2009      2010       2009
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (15,748) $  (13,639) $  (164) $    706  $ (6,833)  $    257
Net realized gains (losses).........................     337,897     (39,005)    (154)  (15,943)   24,709      2,886
Change in unrealized gains (losses).................     418,793   1,391,623    3,678    23,979    54,863    158,744
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from operations...     740,942   1,338,979    3,360     8,742    72,739    161,887
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       2,594   1,748,606       --        --    42,337    221,304
Benefit payments....................................          --          --       --        --        --         --
Payments on termination.............................    (650,220)   (413,573)  (2,359)       --   (20,329)    (4,756)
Contract Maintenance Charge.........................     (30,588)    (23,385)     (12)       (9)   (4,051)    (2,622)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (530,290)  1,530,423   (1,427)  (50,354)  (74,665)   116,065
                                                     -----------  ----------  -------  --------  --------   --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,208,504)  2,842,071   (3,798)  (50,363)  (56,708)   329,991
                                                     -----------  ----------  -------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS...................    (467,562)  4,181,050     (438)  (41,621)   16,031    491,878
NET ASSETS AT BEGINNING OF PERIOD...................   8,804,850   4,623,800   29,113    70,734   796,823    304,945
                                                     -----------  ----------  -------  --------  --------   --------
NET ASSETS AT END OF PERIOD......................... $ 8,337,288  $8,804,850  $28,675  $ 29,113  $812,854   $796,823
                                                     ===========  ==========  =======  ========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     895,044     555,571    4,096    11,993    88,820     42,633
       Units issued.................................     125,024     854,566      272     1,616    11,630    101,752
       Units redeemed...............................    (241,485)   (515,093)    (818)   (9,513)  (18,216)   (55,565)
                                                     -----------  ----------  -------  --------  --------   --------
    Units outstanding at end of period..............     778,583     895,044    3,550     4,096    82,234     88,820
                                                     ===========  ==========  =======  ========  ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED           ADVANCED             ADVANCED
                                                      SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                                     --------------   -----------------  ----------------------
                                                                                                   AST
                                                           AST               AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH  SMALL-CAP VALUE      ASSET ALLOCATION
                                                     --------------   -----------------  ----------------------
                                                      2010     2009     2010     2009       2010        2009
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (25)  $  (18) $  (267) $     44  $  (33,105) $   29,014
Net realized gains (losses).........................    166      (40)     274   (10,811)     77,342    (235,334)
Change in unrealized gains (losses).................    582      535    6,617    13,916     436,118   1,028,477
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from operations...    723      477    6,624     3,149     480,355     822,157
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --       --       --       108     297,198     447,043
Benefit payments....................................     --       --       --        --          --          --
Payments on termination.............................     --       --     (603)   (7,734)   (255,217)   (113,695)
Contract Maintenance Charge.........................     (3)      (2)     (19)      (21)     (9,902)     (6,460)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (277)   1,211     (339)    6,529     222,959     689,901
                                                     ------   ------  -------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................   (280)   1,209     (961)   (1,118)    255,038   1,016,789
                                                     ------   ------  -------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    443    1,686    5,663     2,031     735,393   1,838,946
NET ASSETS AT BEGINNING OF PERIOD...................  2,465      779   27,857    25,826   5,191,616   3,352,670
                                                     ------   ------  -------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $2,908   $2,465  $33,520  $ 27,857  $5,927,009  $5,191,616
                                                     ======   ======  =======  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    294      123    3,387     3,948     571,535     451,295
       Units issued.................................     53      359      108     1,868     168,815     341,473
       Units redeemed...............................    (90)    (188)    (216)   (2,429)   (145,073)   (221,233)
                                                     ------   ------  -------  --------  ----------  ----------
    Units outstanding at end of period..............    257      294    3,279     3,387     595,277     571,535
                                                     ======   ======  =======  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------  ------------------
                                                             AST                AST
                                                        T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL            LARGE-CAP        T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     ------------------  ----------------  ------------------
                                                       2010      2009      2010     2009     2010      2009
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  1,463  $  4,636  $  (486) $  (364) $ (1,171) $     49
Net realized gains (losses).........................     (590)    3,518      130   (2,001)   (7,711)   17,857
Change in unrealized gains (losses).................    2,971        67    4,144   13,004    28,652    22,540
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...    3,844     8,221    3,788   10,639    19,770    40,446
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     3,277       --       --       502    11,375
Benefit payments....................................       --        --       --       --        --        --
Payments on termination.............................  (24,892)   (5,937)      --       --   (13,575)   (5,465)
Contract Maintenance Charge.........................      (63)      (48)     (16)     (35)      (72)      (75)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    3,306    46,801   (9,403)   6,171   (13,236)    2,418
                                                     --------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (21,649)   44,093   (9,419)   6,136   (26,381)    8,253
                                                     --------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (17,805)   52,314   (5,631)  16,775    (6,611)   48,699
NET ASSETS AT BEGINNING OF PERIOD...................  112,592    60,278   38,595   21,820   130,615    81,916
                                                     --------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 94,787  $112,592  $32,964  $38,595  $124,004  $130,615
                                                     ========  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    9,952     5,891    4,313    3,688    15,440    14,260
       Units issued.................................      466     4,690       61    1,182     1,771     5,812
       Units redeemed...............................   (2,378)     (629)  (1,153)    (557)   (4,863)   (4,632)
                                                     --------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............    8,040     9,952    3,221    4,313    12,348    15,440
                                                     ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                ADVANCED            ADVANCED           ADVANCED
                              SERIES TRUST        SERIES TRUST       SERIES TRUST
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                         ----------------------  -------------- ----------------------
                                                                       FRANKLIN
                                                      AST            TEMPLETON VIP
                                 AST UBS         WESTERN ASSET      FOUNDING FUNDS
                              DYNAMIC ALPHA      CORE PLUS BOND       ALLOCATION
                         ----------------------  -------------- ----------------------
                            2010        2009       2009 (BV)       2010        2009
                         ----------  ----------  -------------- ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  (41,496) $  (18,936)      $ --      $   23,271  $   40,446
Net realized gains
 (losses)...............     49,492      83,946         --         134,227    (143,192)
Change in
 unrealized gains
 (losses)...............    166,275     433,391         --          59,702     648,973
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    174,271     498,401         --         217,200     546,227
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................     28,001     340,806         --          47,303     261,160
Benefit payments........         --          --         --              --          --
Payments on
 termination............    (88,439)   (140,362)        --         (70,679)    (45,942)
Contract
 Maintenance Charge.....    (14,207)    (10,363)        --         (16,662)    (11,215)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    262,682     600,156         --          (2,214)    677,148
                         ----------  ----------       ----      ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........    188,037     790,237         --         (42,252)    881,151
                         ----------  ----------       ----      ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    362,308   1,288,638         --         174,948   1,427,378
NET ASSETS AT
 BEGINNING OF PERIOD....  3,403,583   2,114,945         --       3,099,269   1,671,891
                         ----------  ----------       ----      ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,765,891  $3,403,583       $ --      $3,274,217  $3,099,269
                         ==========  ==========       ====      ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    360,640     269,020         --         363,140     251,264
      Units issued......    121,897     363,052         18         174,265     387,368
      Units redeemed....   (104,805)   (271,432)       (18)       (184,411)   (275,492)
                         ----------  ----------       ----      ----------  ----------
   Units
     outstanding at
     end of period......    377,732     360,640         --         352,994     363,140
                         ==========  ==========       ====      ==========  ==========

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED        ADVANCED           ADVANCED
                                                      SERIES TRUST    SERIES TRUST       SERIES TRUST
                                                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------  --------------  -------------------
                                                                                           PROFUND
                                                         PROFUND         PROFUND         VP LARGE-CAP
                                                      VP FINANCIALS  VP HEALTH CARE         VALUE
                                                     --------------  --------------  -------------------
                                                     2010  2009 (BW) 2010  2009 (BW)    2010    2009 (BX)
                                                     ----  --------- ----  --------- ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (5)  $   (28) $ (5)  $   (22) $     176  $  1,461
Net realized gains (losses).........................   --     2,147    (2)      670      6,161    10,158
Change in unrealized gains (losses).................    3        --    (5)       --     (2,680)    2,680
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from operations...   (2)    2,119   (12)      648      3,657    14,299
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................  502     2,779   502     2,779         --        --
Benefit payments....................................   --        --    --        --         --        --
Payments on termination.............................   --        --    --        --         --        --
Contract Maintenance Charge.........................   --        --    --        --         --        --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    1    (4,898)   --    (3,426)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  503    (2,119)  502      (647)  (211,510)  193,554
                                                     ----   -------  ----   -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS...................  501        --   490         1   (207,853)  207,853
NET ASSETS AT BEGINNING OF PERIOD...................   --        --     1        --    207,853        --
                                                     ----   -------  ----   -------  ---------  --------
NET ASSETS AT END OF PERIOD......................... $501   $    --  $491   $     1  $      --  $207,853
                                                     ====   =======  ====   =======  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   --        --    --        --     28,406        --
       Units issued.................................   77       813    49       379      6,432    56,781
       Units redeemed...............................   --      (813)   --      (379)   (34,838)  (28,375)
                                                     ----   -------  ----   -------  ---------  --------
    Units outstanding at end of period..............   77        --    49        --         --    28,406
                                                     ====   =======  ====   =======  =========  ========

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               ADVANCED         ADVANCED         ADVANCED
                             SERIES TRUST     SERIES TRUST     SERIES TRUST
                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  -----------------
                                PROFUND         PROFUND
                              VP MID-CAP        VP TELE-         PROFUND
                                 VALUE       COMMUNICATIONS    VP UTILITIES
                           ----------------  -------------  -----------------
                            2010   2009 (BW) 2010 2009 (BW)   2010   2009 (BY)
                           ------  --------- ---- --------- -------  ---------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS
  Net investment
   income (loss).......... $  (46)  $   (2)  $ 10  $   (22) $   461   $   773
  Net realized gains
   (losses)...............     26       10     --      362      270        30
  Change in
   unrealized gains
   (losses)...............    701    1,362     87       --    1,830     2,368
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   operations.............    681    1,370     97      340    2,561     3,171
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS FROM
   CONTRACT
   TRANSACTIONS
  Deposits................     --       --    502    2,779       --        --
  Benefit payments........     --       --     --       --       --        --
  Payments on
   termination............     --       --     --       --   (3,789)     (671)
  Contract
   Maintenance Charge.....     (9)      --     --       --      (26)       --
  Transfers among the
   sub-accounts and
   with the Fixed
   Account--net...........     --    2,285      1   (3,119)  16,614    26,203
                           ------   ------   ----  -------  -------   -------
  Increase (decrease)
   in net assets from
   contract
   transactions...........     (9)   2,285    503     (340)  12,799    25,531
                           ------   ------   ----  -------  -------   -------
  INCREASE (DECREASE)
   IN NET ASSETS..........    672    3,655    600       --   15,360    28,702
  NET ASSETS AT
   BEGINNING OF PERIOD....  3,655       --     --       --   28,702        --
                           ------   ------   ----  -------  -------   -------
  NET ASSETS AT END
   OF PERIOD.............. $4,327   $3,655   $600  $    --  $44,062   $28,702
                           ======   ======   ====  =======  =======   =======
  UNITS OUTSTANDING
     Units
       outstanding at
       beginning of
       period.............    438       --     --       --    3,642        --
        Units issued......     --      438     68      439    2,193     3,732
        Units redeemed....     (1)      --     --     (439)    (478)      (90)
                           ------   ------   ----  -------  -------   -------
     Units
       outstanding at
       end of period......    437      438     68       --    5,357     3,642
                           ======   ======   ====  =======  =======   =======

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  ALLIANCE                   ALLIANCE                   ALLIANCE
                                             BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                  ALLIANCE            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                            BERNSTEIN VPS GROWTH          GROWTH & INCOME          INTERNATIONAL VALUE
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (426,647) $  (421,494) $ (1,197,887) $  1,353,617  $   195,133  $  (124,675)
Net realized gains (losses)..............       5,846   (1,073,282)   (4,465,873)   (7,354,828)  (1,561,063)  (3,570,253)
Change in unrealized gains (losses)......   3,591,488    8,500,633    13,071,892    18,261,334    1,965,294    9,677,749
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,170,687    7,005,857     7,408,132    12,260,123      599,364    5,982,821
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,368        6,239        96,413        51,235        3,407        2,059
Benefit payments.........................    (506,687)    (687,410)   (1,593,608)   (2,274,671)    (392,236)    (348,190)
Payments on termination..................  (2,686,086)  (2,002,398)   (6,115,684)   (5,566,717)  (2,451,057)  (1,489,483)
Contract Maintenance Charge..............     (71,912)     (81,005)      (97,107)     (110,261)    (101,318)    (116,389)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,131,161)     (47,954)   (2,627,279)   (2,517,431)     418,758   (1,682,658)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,393,478)  (2,812,528)  (10,337,265)  (10,417,845)  (2,522,446)  (3,634,661)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,222,791)   4,193,329    (2,929,133)    1,842,278   (1,923,082)   2,348,160
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,380,366   24,187,037    76,440,408    74,598,130   22,856,943   20,508,783
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,157,575  $28,380,366  $ 73,511,275  $ 76,440,408  $20,933,861  $22,856,943
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,442,288    3,865,908     7,865,531     9,098,062    2,299,100    2,725,634
       Units issued......................      68,292      314,624       168,461       380,248      278,976      385,655
       Units redeemed....................    (564,613)    (738,244)   (1,224,743)   (1,612,779)    (526,007)    (812,189)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,945,967    3,442,288     6,809,249     7,865,531    2,052,069    2,299,100
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ALLIANCE                  ALLIANCE                 ALLIANCE
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE       BERNSTEIN VARIABLE
                                                    PRODUCT SERIES FUND       PRODUCT SERIES FUND     PRODUCT SERIES FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                  ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS   ALLIANCE BERNSTEIN VPS
                                                     LARGE CAP GROWTH         SMALL/MID CAP VALUE        UTILITY INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009           2009 (BZ)
                                                 -----------  -----------  -----------  -----------  ----------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (288,453) $  (336,702) $  (350,180) $  (187,719)      $   132,414
Net realized gains (losses).....................      15,680     (808,690)    (142,595)  (1,018,398)       (1,596,636)
Change in unrealized gains (losses).............   1,730,774    7,339,820    6,055,299    8,844,055         1,752,896
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from
 operations.....................................   1,458,001    6,194,428    5,562,524    7,637,938           288,674
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       5,942       10,134       80,140        2,303                --
Benefit payments................................    (443,764)    (474,170)    (400,828)    (536,660)          (72,701)
Payments on termination.........................  (2,263,247)  (1,588,163)  (3,300,360)  (1,966,037)         (244,235)
Contract Maintenance Charge.....................     (23,689)     (26,234)    (119,653)    (122,396)          (13,059)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (528,037)    (759,984)    (798,694)  (1,397,649)       (4,149,184)
                                                 -----------  -----------  -----------  -----------       -----------
Increase (decrease) in net assets from contract
 transactions...................................  (3,252,795)  (2,838,417)  (4,539,395)  (4,020,439)       (4,479,179)
                                                 -----------  -----------  -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,794,794)   3,356,011    1,023,129    3,617,499        (4,190,505)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  22,723,395   19,367,384   25,088,543   21,471,044         4,190,505
                                                 -----------  -----------  -----------  -----------       -----------
NET ASSETS AT END OF PERIOD..................... $20,928,601  $22,723,395  $26,111,672  $25,088,543       $        --
                                                 ===========  ===========  ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,398,290    3,924,336    1,511,438    1,815,255           423,573
       Units issued.............................     116,188      267,934       60,898       75,475            34,366
       Units redeemed...........................    (630,918)    (793,980)    (309,717)    (379,292)         (457,939)
                                                 -----------  -----------  -----------  -----------       -----------
    Units outstanding at end of period..........   2,883,560    3,398,290    1,262,619    1,511,438                --
                                                 ===========  ===========  ===========  ===========       ===========

--------
(bz)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2010        2009       2010      2009       2010 (B)
                                                     ----------  ----------  --------  -------  ----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    2,108  $   30,419  $     36  $   700       $   41
Net realized gains (losses).........................   (147,462)   (243,563)   (1,893)    (179)           2
Change in unrealized gains (losses).................    335,781     593,078     2,816    1,953          636
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from operations...    190,427     379,934       959    2,474          679
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --      (1,000)       --       --           --
Benefit payments....................................    (18,368)    (42,353)       --       --           --
Payments on termination.............................   (220,092)   (166,624)     (617)    (540)          --
Contract Maintenance Charge.........................     (9,703)    (10,634)       --       (9)          (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (102,245)    184,999    (9,521)      (1)       4,210
                                                     ----------  ----------  --------  -------       ------
Increase (decrease) in net assets from contract
 transactions.......................................   (350,408)    (35,612)  (10,138)    (550)       4,206
                                                     ----------  ----------  --------  -------       ------
INCREASE (DECREASE) IN NET ASSETS...................   (159,981)    344,322    (9,179)   1,924        4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,257,867   1,913,545    19,829   17,905           --
                                                     ----------  ----------  --------  -------       ------
NET ASSETS AT END OF PERIOD......................... $2,097,886  $2,257,867  $ 10,650  $19,829       $4,885
                                                     ==========  ==========  ========  =======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    272,285     274,118     1,410    1,449           --
       Units issued.................................     11,015      63,567        --       --          322
       Units redeemed...............................    (52,185)    (65,400)     (722)     (39)          --
                                                     ----------  ----------  --------  -------       ------
    Units outstanding at end of period..............    231,115     272,285       688    1,410          322
                                                     ==========  ==========  ========  =======       ======

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                        SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  --------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE           DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     -------------------  --------------------  ------------------
                                                       2010       2009       2010       2009      2010      2009
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (97)   $   (85)  $   1,715  $   3,206  $   (270) $    (66)
Net realized gains (losses).........................  (2,520)    (1,776)      2,100    (17,513)   (3,300)  (13,917)
Change in unrealized gains (losses).................   4,619      8,477      58,302    120,870    22,524    41,357
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from operations...   2,002      6,616      62,117    106,563    18,954    27,374
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --          --        150        --        --
Benefit payments....................................      --         --      (2,620)    (3,090)       --        --
Payments on termination.............................      --     (4,374)    (97,679)  (143,869)  (14,743)  (24,849)
Contract Maintenance Charge.........................      (9)       (21)       (386)      (452)     (106)     (135)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (8,159)     2,296     (16,102)     2,485      (170)     (460)
                                                      -------   -------   ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (8,168)    (2,099)   (116,787)  (144,776)  (15,019)  (25,444)
                                                      -------   -------   ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (6,166)     4,517     (54,670)   (38,213)    3,935     1,930
NET ASSETS AT BEGINNING OF PERIOD...................  24,519     20,002     527,106    565,319   121,858   119,928
                                                      -------   -------   ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,353    $24,519   $ 472,436  $ 527,106  $125,793  $121,858
                                                      =======   =======   =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,851      3,113      53,438     72,839    12,829    15,914
       Units issued.................................      --        643       4,568      4,811        --       811
       Units redeemed...............................    (936)      (905)    (15,907)   (24,212)   (1,436)   (3,896)
                                                      -------   -------   ---------  ---------  --------  --------
    Units outstanding at end of period..............   1,915      2,851      42,099     53,438    11,393    12,829
                                                      =======   =======   =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE
                                                     INVESTMENT FUND     DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------  ----------------------
                                                           VIF                                           DWS
                                                      MONEY MARKET         DWS BOND VIP A       CAPITAL GROWTH VIP A
                                                 ----------------------  --------------------  ----------------------
                                                    2010        2009       2010       2009        2010        2009
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (12,642) $  (24,112) $ 19,172   $ 36,330   $    2,578  $    6,485
Net realized gains (losses).....................         --          --   (28,568)    (3,954)      25,740     (38,340)
Change in unrealized gains (losses).............         --          --    41,679     11,325      135,218     301,738
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (12,642)    (24,112)   32,283     43,701      163,536     269,883
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     71,065       3,228        --         --        1,500       2,200
Benefit payments................................    102,051      75,110    (2,307)       984       (4,050)     (1,186)
Payments on termination.........................   (464,271)   (939,374)  (20,950)   (10,123)    (275,523)    (18,560)
Contract Maintenance Charge.....................       (384)       (621)       --         --           --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (57,171)    212,772    (7,385)    20,639       15,902     (16,773)
                                                 ----------  ----------  --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (348,710)   (648,885)  (30,642)    11,500     (262,171)    (34,319)
                                                 ----------  ----------  --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (361,352)   (672,997)    1,641     55,201      (98,635)    235,564
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,064,241   1,737,238   524,304    469,103    1,267,966   1,032,402
                                                 ----------  ----------  --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $  702,889  $1,064,241  $525,945   $524,304   $1,169,331  $1,267,966
                                                 ==========  ==========  ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,043     156,203    40,060     39,173      118,804     121,831
       Units issued.............................     39,695     265,183    15,665      1,923       10,170      13,804
       Units redeemed...........................    (72,139)   (324,343)  (17,837)    (1,036)     (34,436)    (16,831)
                                                 ----------  ----------  --------   --------   ----------  ----------
    Units outstanding at end of period..........     64,599      97,043    37,888     40,060       94,538     118,804
                                                 ==========  ==========  ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  DWS VARIABLE SERIES I  DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------   -------------------
                                                       DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                   OPPORTUNITIES VIP A       INCOME VIP A             VIP A
                                                 ----------------------  -------------------   -------------------
                                                    2010        2009        2010       2009       2010       2009
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (3,655) $    8,273  $   4,261   $  5,771  $   7,215   $ 16,704
Net realized gains (losses).....................       (353)    (26,664)   (46,842)   (27,174)   (58,127)   (18,890)
Change in unrealized gains (losses).............    258,843     368,460     92,058    139,795     41,605    131,247
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from
 operations.....................................    254,835     350,069     49,477    118,392     (9,307)   129,061
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      4,880       2,380         --         --      1,080      1,680
Benefit payments................................    (16,182)        (42)    (2,232)      (108)    (3,971)      (489)
Payments on termination.........................   (176,639)     (1,330)   (75,815)   (36,691)   (69,422)   (22,072)
Contract Maintenance Charge.....................         --          --         --         --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (76,165)     (6,307)   (24,559)     4,024    (57,023)       514
                                                 ----------  ----------  ---------   --------  ---------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (264,106)     (5,299)  (102,606)   (32,775)  (129,336)   (20,367)
                                                 ----------  ----------  ---------   --------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     (9,271)    344,770    (53,129)    85,617   (138,643)   108,694
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,099,883     755,113    472,190    386,573    524,089    415,395
                                                 ----------  ----------  ---------   --------  ---------   --------
NET ASSETS AT END OF PERIOD..................... $1,090,612  $1,099,883  $ 419,061   $472,190  $ 385,446   $524,089
                                                 ==========  ==========  =========   ========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     53,809      54,345     50,922     55,505     46,467     48,803
       Units issued.............................      5,517       4,619      6,467        569        161        678
       Units redeemed...........................    (16,888)     (5,155)   (17,602)    (5,152)   (12,719)    (3,014)
                                                 ----------  ----------  ---------   --------  ---------   --------
    Units outstanding at end of period..........     42,438      53,809     39,787     50,922     33,909     46,467
                                                 ==========  ==========  =========   ========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------   ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  --------------------   ---------------------
                                                    2010        2009        2010        2009      2010        2009
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   34,971  $   42,743  $  (3,386)  $  (2,050) $ (2,370)   $ (1,983)
Net realized gains (losses).....................       (187)    (17,124)        --          --   (15,002)     (5,838)
Change in unrealized gains (losses).............    116,215     269,869         --          --    96,083     105,981
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    150,999     295,488     (3,386)     (2,050)   78,711      98,160
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --         --          --       540         540
Benefit payments................................     (9,756)    (28,213)        --          --    (5,845)         --
Payments on termination.........................   (317,709)    (35,246)   (15,732)   (101,745)  (62,343)     (2,737)
Contract Maintenance Charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     18,179      16,803   (221,971)   (235,407)    9,681        (131)
                                                 ----------  ----------  ---------   ---------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (309,286)    (46,656)  (237,703)   (337,152)  (57,967)     (2,328)
                                                 ----------  ----------  ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS...............   (158,287)    248,832   (241,089)   (339,202)   20,744      95,832
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,600,620   1,351,788    596,046     935,248   346,822     250,990
                                                 ----------  ----------  ---------   ---------   --------   --------
NET ASSETS AT END OF PERIOD..................... $1,442,333  $1,600,620  $ 354,957   $ 596,046  $367,566    $346,822
                                                 ==========  ==========  =========   =========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    149,344     154,572     55,955      87,449    38,752      39,149
       Units issued.............................      3,007       3,384     15,255       7,550     6,275         814
       Units redeemed...........................    (30,470)     (8,612)   (37,635)    (39,044)  (13,057)     (1,211)
                                                 ----------  ----------  ---------   ---------   --------   --------
    Units outstanding at end of period..........    121,881     149,344     33,575      55,955    31,970      38,752
                                                 ==========  ==========  =========   =========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                        FIDELITY VARIABLE
                                                         FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                                     INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                        SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ------------------------  ----------------------
                                                         FEDERATED
                                                    PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                                 ------------------------  ------------------------  ----------------------
                                                     2010         2009         2010         2009        2010        2009
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (194,464) $  (154,856) $   (13,195) $       989  $    3,384  $    9,761
Net realized gains (losses).....................          --           --     (264,017)    (977,682)    (74,627)   (140,140)
Change in unrealized gains (losses).............          --           --    1,197,876    2,840,379     206,521     422,444
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (194,464)    (154,856)     920,664    1,863,686     135,278     292,065
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       8,683       17,186       36,413       28,530         400         605
Benefit payments................................    (836,215)    (462,246)     (62,617)     (65,782)    (75,200)    (19,988)
Payments on termination.........................  (3,139,727)  (4,281,688)  (1,367,997)  (1,201,109)   (150,061)   (141,139)
Contract Maintenance Charge.....................     (10,219)      (8,330)      (6,066)      (6,416)       (630)       (670)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (581,128)  13,292,837     (121,682)      99,537     (47,526)    134,456
                                                 -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (4,558,606)   8,557,759   (1,521,949)  (1,145,240)   (273,017)    (26,736)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (4,753,070)   8,402,903     (601,285)     718,446    (137,739)    265,329
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  15,994,582    7,591,679    7,153,226    6,434,780   1,224,839     959,510
                                                 -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $11,241,512  $15,994,582  $ 6,551,941  $ 7,153,226  $1,087,100  $1,224,839
                                                 ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,287,483      627,765      526,191      629,773     109,366     108,753
       Units issued.............................      52,241    1,231,496       34,865       83,709       5,258      24,868
       Units redeemed...........................    (422,909)    (571,778)    (144,100)    (187,291)    (28,825)    (24,255)
                                                 -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period..........     916,815    1,287,483      416,956      526,191      85,799     109,366
                                                 ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  ----------------------
                                                    2010        2009        2010        2009        2010        2009
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (36,613) $  (29,145) $   77,438  $   78,320  $   26,091  $   55,231
Net realized gains (losses).....................   (181,565)   (424,595)    (27,380)   (158,365)     72,533    (210,347)
Change in unrealized gains (losses).............    867,975   1,196,871      96,864     523,630     524,321   1,275,854
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    649,797     743,131     146,922     443,585     622,945   1,120,738
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     27,624      25,500       4,316       3,401      32,893      27,193
Benefit payments................................    (12,429)    (31,837)    (16,937)    (65,578)    (33,939)    (54,757)
Payments on termination.........................   (590,582)   (426,802)   (223,302)   (294,413)   (819,480)   (816,715)
Contract Maintenance Charge.....................     (4,584)     (4,743)     (1,035)     (1,028)     (4,585)     (4,727)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (35,485)    (82,576)     34,961     (34,307)     56,869     274,160
                                                 ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (615,456)   (520,458)   (201,997)   (391,925)   (768,242)   (574,846)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     34,341     222,673     (55,075)     51,660    (145,297)    545,892
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,486,293   3,263,620   1,314,249   1,262,589   5,253,246   4,707,354
                                                 ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $3,520,634  $3,486,293  $1,259,174  $1,314,249  $5,107,949  $5,253,246
                                                 ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    460,281     540,382     114,666     156,146     621,923     689,822
       Units issued.............................     38,404      59,955      12,311       8,128      29,526     127,743
       Units redeemed...........................   (114,977)   (140,056)    (29,096)    (49,608)   (115,540)   (195,642)
                                                 ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period..........    383,708     460,281      97,881     114,666     535,909     621,923
                                                 ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     FIDELITY
                                                                                                     VARIABLE
                                                                                                     INSURANCE
                                                    FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  ----------------------  ----------------
                                                                                                     VIP ASSET
                                                           VIP                                    MANAGER GROWTH
                                                  INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                 ----------------------  ----------------------  ----------------
                                                    2010        2009        2010        2009       2010     2009
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   45,092  $  188,646  $      494  $   10,247  $  (579) $   (10)
Net realized gains (losses).....................     47,526     (39,693)    (83,942)   (172,699)   1,164      164
Change in unrealized gains (losses).............     50,752     166,875     209,554     452,139   11,259   25,158
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................    143,370     315,828     126,106     289,687   11,844   25,312
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      6,269       9,255      13,780       8,292       --       --
Benefit payments................................    (61,833)    (31,545)     (3,801)     (2,524)      --       --
Payments on termination.........................   (549,089)   (418,564)   (176,418)   (234,465)  (4,631)      --
Contract Maintenance Charge.....................     (1,883)     (1,706)     (1,397)     (1,555)      --       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    158,180     (97,217)     34,758     (10,408)      --   22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................   (448,356)   (539,777)   (133,078)   (240,660)  (4,631)  22,974
                                                 ----------  ----------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (304,986)   (223,949)     (6,972)     49,027    7,213   48,286
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,375,645   2,599,594   1,486,137   1,437,110   88,045   39,759
                                                 ----------  ----------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $2,070,659  $2,375,645  $1,479,165  $1,486,137  $95,258  $88,045
                                                 ==========  ==========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    147,457     184,295     143,018     171,538    8,576    5,013
       Units issued.............................     17,822      26,534      21,618      20,337       --    3,563
       Units redeemed...........................    (44,528)    (63,372)    (36,602)    (48,857)    (457)      --
                                                 ----------  ----------  ----------  ----------  -------  -------
    Units outstanding at end of period..........    120,751     147,457     128,034     143,018    8,119    8,576
                                                 ==========  ==========  ==========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                              FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ----------------------  --------------------------
                                                VIP CONTRAFUND          VIP EQUITY-INCOME        VIP FREEDOM 2010
                                              (SERVICE CLASS 2)         (SERVICE CLASS 2)    PORTFOLIO (SERVICE CLASS 2)
                                          -------------------------  ----------------------  --------------------------
                                              2010          2009        2010        2009         2010          2009
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (475,803) $  (286,283) $   (1,240) $    3,298  $    19,929    $  189,996
Net realized gains (losses)..............   (4,249,770)  (8,312,960)    (66,354)   (231,605)      75,226      (598,093)
Change in unrealized gains (losses)......   15,293,860   28,272,625     174,359     462,860      843,474     2,120,811
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets from
 operations..............................   10,568,287   19,673,382     106,765     234,553      938,629     1,712,714
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       16,408       70,703       3,887       2,400       10,414        11,370
Benefit payments.........................   (1,319,185)    (972,860)    (14,651)    (32,523)    (300,105)      (43,959)
Payments on termination..................   (9,213,454)  (5,222,159)   (199,696)   (283,098)  (1,562,727)     (720,775)
Contract Maintenance Charge..............     (339,882)    (352,222)       (420)       (520)     (42,671)      (49,990)
Transfers among the sub-accounts
 and with the Fixed Account--net.........      402,738    2,129,905      (5,952)    (32,636)     508,472       210,065
                                          ------------  -----------  ----------  ----------   -----------   ----------
Increase (decrease) in net assets
 from contract transactions..............  (10,453,375)  (4,346,633)   (216,832)   (346,377)  (1,386,617)     (593,289)
                                          ------------  -----------  ----------  ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................      114,912   15,326,749    (110,067)   (111,824)    (447,988)    1,119,425
NET ASSETS AT BEGINNING OF
 PERIOD..................................   77,547,107   62,220,358   1,017,836   1,129,660    9,705,731     8,586,306
                                          ------------  -----------  ----------  ----------   -----------   ----------
NET ASSETS AT END OF PERIOD.............. $ 77,662,019  $77,547,107  $  907,769  $1,017,836  $ 9,257,743    $9,705,731
                                          ============  ===========  ==========  ==========   ===========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,787,960    8,276,099     106,370     151,277      968,860     1,045,628
       Units issued......................      493,420    1,353,134       3,725       7,911      181,211       266,283
       Units redeemed....................   (1,500,564)  (1,841,273)    (25,981)    (52,818)    (315,735)     (343,051)
                                          ------------  -----------  ----------  ----------   -----------   ----------
    Units outstanding at end of period...    6,780,816    7,787,960      84,114     106,370      834,336       968,860
                                          ============  ===========  ==========  ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FIDELITY                 FIDELITY
                                             VARIABLE INSURANCE       VARIABLE INSURANCE       FIDELITY VARIABLE
                                                PRODUCTS FUND            PRODUCTS FUND      INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009        2010        2009        2010        2009
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    17,929  $   103,327  $    7,990  $   14,608  $   (4,636) $   66,667
Net realized gains (losses)..............     (18,723)    (464,492)     12,092    (200,155)    124,505     (38,306)
Change in unrealized gains (losses)......     834,692    1,967,614     417,593     810,520      71,310     364,040
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     833,898    1,606,449     437,675     624,973     191,179     392,401
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,275       14,821         400       1,697      22,264      16,200
Benefit payments.........................     (27,743)     (23,976)    (14,855)         --     (61,382)    (41,789)
Payments on termination..................  (1,447,567)  (1,205,218)   (152,716)    (53,095)   (243,457)   (364,315)
Contract Maintenance Charge..............     (40,886)     (45,014)    (16,329)    (14,325)    (18,955)    (16,631)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     453,514    1,585,554     438,200     321,124    (369,590)  1,090,718
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,032,407)     326,167     254,700     255,401    (671,120)    684,183
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (198,509)   1,932,616     692,375     880,374    (479,941)  1,076,584
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,366,074    5,433,458   2,867,234   1,986,860   3,692,471   2,615,887
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,167,565  $ 7,366,074  $3,559,609  $2,867,234  $3,212,530  $3,692,471
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................     775,355      723,789     317,777     284,171     345,298     275,479
       Units issued......................     110,194      370,617      61,992     140,320      66,084     167,271
       Units redeemed....................    (214,438)    (319,051)    (33,334)   (106,714)   (126,682)    (97,452)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     671,111      775,355     346,435     317,777     284,700     345,298
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE      FIDELITY VARIABLE         FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                             VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                              (SERVICE CLASS 2)      (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2010         2009       2010         2009        2010        2009
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (120,785) $   (71,702) $ (3,521)   $  (3,894)  $  (21,878) $  (19,988)
Net realized gains (losses)..............    (438,328)    (733,335)     (476)     (57,162)     (15,436)   (131,639)
Change in unrealized gains (losses)......   1,758,468    2,852,943    47,873      115,396      264,330     635,126
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................   1,199,355    2,047,906    43,876       54,340      227,016     483,499
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         650        1,028       180          180        4,064       7,567
Benefit payments.........................    (156,831)    (130,581)   (4,485)        (304)     (19,496)     (2,870)
Payments on termination..................  (1,411,456)    (757,926)  (46,595)    (157,744)    (342,458)   (109,486)
Contract Maintenance Charge..............     (46,802)     (50,371)     (162)        (209)      (5,105)     (5,695)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (3,452)     342,761    (8,448)      (5,497)   1,023,187      29,239
                                          -----------  -----------   --------   ---------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,617,891)    (595,089)  (59,510)    (163,574)     660,192     (81,245)
                                          -----------  -----------   --------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (418,536)   1,452,817   (15,634)    (109,234)     887,208     402,254
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,243,454    8,790,637   250,187      359,421    1,593,841   1,191,587
                                          -----------  -----------   --------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 9,824,918  $10,243,454  $234,553    $ 250,187   $2,481,049  $1,593,841
                                          ===========  ===========   ========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,060,962    1,137,569    34,865       63,436      175,767     186,637
       Units issued......................      95,071      167,742       970        2,603      133,604      48,055
       Units redeemed....................    (252,879)    (244,349)   (9,029)     (31,174)     (76,843)    (58,925)
                                          -----------  -----------   --------   ---------   ----------  ----------
    Units outstanding at end of period...     903,154    1,060,962    26,806       34,865      232,528     175,767
                                          ===========  ===========   ========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                          FIDELITY
                                                       FIDELITY VARIABLE        FIDELITY VARIABLE     VARIABLE INSURANCE
                                                    INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND   PRODUCTS FUND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                          SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                                   ------------------------  -----------------------  -----------------
                                                                                                       VIP INVESTMENT
                                                        VIP HIGH INCOME           VIP INDEX 500          GRADE BOND
                                                       (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                   ------------------------  -----------------------  -----------------
                                                       2010         2009         2010        2009      2010      2009
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   435,900  $   464,611  $     8,498  $   49,774  $   25   $   383
Net realized gains (losses).......................     (53,480)    (578,410)     (44,787)   (368,181)     15      (744)
Change in unrealized gains (losses)...............     484,462    2,649,775      856,019   1,949,323      35       771
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from operations.     866,882    2,535,976      819,730   1,630,916      75       410
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         618         (856)       7,411       6,821      --        --
Benefit payments..................................    (148,678)     (84,236)    (291,997)   (102,547)     --        --
Payments on termination...........................  (1,096,871)  (1,129,317)  (1,194,267)   (835,055)     --    (6,846)
Contract Maintenance Charge.......................     (31,538)     (36,454)     (34,795)    (36,706)     (4)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (94,068)      80,445      535,741     820,921      48       235
                                                   -----------  -----------  -----------  ----------  ------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (1,370,537)  (1,170,418)    (977,907)   (146,566)     44    (6,630)
                                                   -----------  -----------  -----------  ----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS.................    (503,655)   1,365,558     (158,177)  1,484,350     119    (6,220)
NET ASSETS AT BEGINNING OF PERIOD.................   8,136,336    6,770,778    7,543,631   6,059,281   1,277     7,497
                                                   -----------  -----------  -----------  ----------  ------   -------
NET ASSETS AT END OF PERIOD....................... $ 7,632,681  $ 8,136,336  $ 7,385,454  $7,543,631  $1,396   $ 1,277
                                                   ===========  ===========  ===========  ==========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......     668,686      785,374      872,816     870,821      98       653
       Units issued...............................      31,370      126,097      152,768     314,793       3        18
       Units redeemed.............................    (139,366)    (242,785)    (268,933)   (312,798)     --      (573)
                                                   -----------  -----------  -----------  ----------  ------   -------
    Units outstanding at end of period............     560,690      668,686      756,651     872,816     101        98
                                                   ===========  ===========  ===========  ==========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  -------------------------  ----------------------
                                                  VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                           ------------------------  -------------------------  ----------------------
                                               2010         2009         2010         2009        2010        2009
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (312,965) $  (204,230) $  (332,736) $   (305,528) $   (384)   $    174
Net realized gains (losses)...............    (322,620)  (1,913,213)      11,596            --   (17,638)    (54,906)
Change in unrealized gains (losses).......   5,701,885    7,788,175           --            --    24,429      66,589
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 operations...............................   5,066,300    5,670,732     (321,140)     (305,528)    6,407      11,857
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      33,882       22,701       13,482           548        --          --
Benefit payments..........................    (129,895)    (459,136)    (491,411)     (811,892)       --          --
Payments on termination...................  (2,702,859)  (1,414,285)  (8,402,650)  (10,256,588)  (48,760)    (62,545)
Contract Maintenance Charge...............     (93,436)     (93,124)     (90,172)     (125,968)      (21)        (35)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     627,522      254,043    3,266,119     8,747,588      (598)         19
                                           -----------  -----------  -----------  ------------   --------    --------
Increase (decrease) in net assets from
 contract transactions....................  (2,264,786)  (1,689,801)  (5,704,632)   (2,446,312)  (49,379)    (62,561)
                                           -----------  -----------  -----------  ------------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,801,514    3,980,931   (6,025,772)   (2,751,839)  (42,972)    (50,704)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  20,437,535   16,456,604   24,329,954    27,081,793    98,201     148,905
                                           -----------  -----------  -----------  ------------   --------    --------
NET ASSETS AT END OF PERIOD............... $23,239,049  $20,437,535  $18,304,182  $ 24,329,954  $ 55,229    $ 98,201
                                           ===========  ===========  ===========  ============   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,916,560    2,113,060    2,328,088     2,544,214     8,999      17,081
       Units issued.......................     220,673      290,535    1,019,291     2,073,118       663         223
       Units redeemed.....................    (409,708)    (487,035)  (1,570,727)   (2,289,244)   (5,252)     (8,305)
                                           -----------  -----------  -----------  ------------   --------    --------
    Units outstanding at end of period....   1,727,525    1,916,560    1,776,652     2,328,088     4,410       8,999
                                           ===========  ===========  ===========  ============   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (69,668)  $  (64,380) $   894,935  $ 1,363,288  $   573,132  $   483,850
Net realized gains (losses)...............     83,932     (133,665)  (2,699,961)  (4,929,841)      82,635     (406,670)
Change in unrealized gains (losses).......    555,157    1,249,193    7,757,028   12,811,157      647,534    3,157,461
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    569,421    1,051,148    5,952,002    9,244,604    1,303,301    3,234,641
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        140           --       54,991       93,427        3,869        3,987
Benefit payments..........................    (22,363)     (38,083)  (1,145,277)    (649,328)    (231,734)    (330,228)
Payments on termination...................   (539,855)    (364,301)  (4,827,021)  (3,269,073)  (1,294,554)    (996,882)
Contract Maintenance Charge...............    (21,708)     (23,796)    (193,498)    (215,688)     (29,728)     (31,893)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (28,432)      57,727     (881,805)  (1,321,407)   1,327,217    1,891,309
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (612,218)    (368,453)  (6,992,610)  (5,362,069)    (224,930)     536,293
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (42,797)     682,695   (1,040,608)   3,882,535    1,078,371    3,770,934
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,282,348    3,599,653   45,548,285   41,665,750   11,343,394    7,572,460
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,239,551   $4,282,348  $44,507,677  $45,548,285  $12,421,765  $11,343,394
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING.........................
    Units outstanding at beginning of
     period...............................    397,339      436,784    3,531,199    4,023,407      908,471      850,316
       Units issued.......................     37,861       68,015      185,818      440,622      218,457      334,217
       Units redeemed.....................    (91,188)    (107,460)    (711,174)    (932,830)    (234,014)    (276,062)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    344,012      397,339    3,005,843    3,531,199      892,914      908,471
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 10,129,839  $ 12,246,612  $  (358,875) $   (76,984) $  (335,811) $    34,436
Net realized gains (losses)..............   (4,223,882)  (11,208,626)  (1,176,506)  (3,151,430)    (358,825)  (1,139,224)
Change in unrealized gains (losses)......   14,377,060    52,961,231    6,094,451   14,758,429   10,269,559    9,994,800
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   20,283,017    53,999,217    4,559,070   11,530,015    9,574,923    8,890,012
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      304,232       145,157      112,383       50,486      117,855       49,999
Benefit payments.........................   (6,177,842)   (4,401,586)  (1,536,320)  (1,005,453)    (805,723)    (875,423)
Payments on termination..................  (26,082,040)  (17,136,524)  (5,679,305)  (3,983,035)  (4,031,722)  (2,879,122)
Contract Maintenance Charge..............     (679,988)     (757,224)    (205,508)    (232,226)    (152,310)    (160,884)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      867,851      (176,278)    (466,493)    (859,018)  (1,841,446)    (578,041)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (31,767,787)  (22,326,455)  (7,775,243)  (6,029,246)  (6,713,346)  (4,443,471)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,484,770)   31,672,762   (3,216,173)   5,500,769    2,861,577    4,446,541
NET ASSETS AT BEGINNING OF
 PERIOD..................................  207,946,392   176,273,630   51,012,912   45,512,143   40,026,858   35,580,317
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $196,461,622  $207,946,392  $47,796,739  $51,012,912  $42,888,435  $40,026,858
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,849,645    19,065,181    5,184,111    5,906,156    2,386,703    2,695,455
       Units issued......................    1,210,981     1,914,718      351,252      686,033      173,002      328,806
       Units redeemed....................   (3,715,359)   (4,130,254)  (1,115,840)  (1,408,078)    (522,049)    (637,558)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------   ------------------------  ------------------------
                                                                            FRANKLIN
                                           FRANKLIN SMALL MID-CAP        U.S. GOVERNMENT            MUTUAL GLOBAL
                                              GROWTH SECURITIES            SECURITIES           DISCOVERY SECURITIES
                                           ----------------------   ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (36,213)  $  (30,611) $   643,332  $   876,501  $   (76,409) $  (100,642)
Net realized gains (losses)...............     71,836      (75,203)     395,560      400,273     (282,459)    (723,110)
Change in unrealized gains (losses).......    480,954      777,957      401,349     (755,791)   2,733,316    5,184,732
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    516,577      672,143    1,440,241      520,983    2,374,448    4,360,980
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     18,605        9,357        3,300       23,760        2,012       45,133
Benefit payments..........................    (13,812)     (12,681)    (794,871)    (732,223)    (752,647)    (894,782)
Payments on termination...................   (321,701)    (128,697)  (5,993,495)  (6,506,995)  (2,667,236)  (2,250,461)
Contract Maintenance Charge...............     (7,953)      (7,959)    (172,622)    (175,852)    (112,915)    (122,018)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (72,929)      34,002      541,092    4,665,577    1,343,817    1,268,297
                                           ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (397,790)    (105,978)  (6,416,596)  (2,725,733)  (2,186,969)  (1,953,831)
                                           ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    118,787      566,165   (4,976,355)  (2,204,750)     187,479    2,407,149
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,307,838    1,741,673   41,848,220   44,052,970   24,825,081   22,417,932
                                           ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $2,426,625   $2,307,838  $36,871,865  $41,848,220  $25,012,560  $24,825,081
                                           ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    150,983      158,258    3,518,727    3,759,046    2,262,824    2,483,614
       Units issued.......................      3,233       20,691      543,583    1,748,827      310,856      431,217
       Units redeemed.....................    (29,328)     (27,966)  (1,072,720)  (1,989,146)    (510,047)    (652,007)
                                           ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
                                           ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   FRANKLIN                   FRANKLIN                   FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                                        TEMPLETON DEVELOPING             TEMPLETON
                                           MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                          --------------------------  ------------------------  --------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (55,215) $    353,748  $      (124) $   626,585  $    356,817  $  2,146,067
Net realized gains (losses)..............   (3,250,005)   (9,333,133)    (154,510)  (2,402,646)   (3,965,952)   (6,122,162)
Change in unrealized gains (losses)......   13,183,136    32,282,465    4,344,088   14,262,973    11,120,872    40,127,434
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    9,877,916    23,303,080    4,189,454   12,486,912     7,511,737    36,151,339
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       94,631       108,701       81,150       54,165       205,902       113,875
Benefit payments.........................   (3,639,994)   (2,847,766)    (302,337)    (349,870)   (3,900,143)   (2,442,879)
Payments on termination..................  (12,884,570)   (9,677,640)  (3,306,712)  (2,113,633)  (14,350,770)  (10,113,888)
Contract Maintenance Charge..............     (403,178)     (462,706)    (130,596)    (122,055)     (472,457)     (539,081)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (768,959)   (2,473,331)    (290,415)     470,591       861,269    (3,204,896)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,602,070)  (15,352,742)  (3,948,910)  (2,060,802)  (17,656,199)  (16,186,869)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (7,724,154)    7,950,338      240,544   10,426,110   (10,144,462)   19,964,470
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,554,920   109,604,582   29,859,085   19,432,975   134,981,932   115,017,462
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $109,830,766  $117,554,920  $30,099,629  $29,859,085  $124,837,470  $134,981,932
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    9,118,751    10,508,420      910,005    1,005,564     8,365,118     9,582,503
       Units issued......................      487,613       996,534      106,223      180,440       690,334     1,188,118
       Units redeemed....................   (1,812,189)   (2,386,203)    (222,943)    (275,999)   (1,769,800)   (2,405,503)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------   ----------------------   -----------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES     VIT LARGE CAP VALUE (C)
                                          ----------------------   ----------------------   -----------------------
                                             2010         2009        2010         2009         2010        2009
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (2,997)  $  344,955  $     (555)  $   22,632  $   (50,550) $    6,817
Net realized gains (losses)..............    111,163      216,539     (83,847)    (141,403)    (290,275)   (447,415)
Change in unrealized gains (losses)......    225,717      (41,406)    151,960      455,778      829,408   1,329,085
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    333,883      520,088      67,558      337,007      488,583     888,487
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        501        6,559       7,950        2,015          785         234
Benefit payments.........................    (32,530)    (974,292)    (24,091)      (3,890)    (193,608)    (82,941)
Payments on termination..................   (382,128)    (352,102)   (230,470)    (160,902)    (915,952)   (473,987)
Contract Maintenance Charge..............     (7,408)      (8,162)       (623)        (703)     (25,829)    (29,413)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,351      795,372     (41,998)        (911)      19,896     478,619
                                          ----------   ----------  ----------   ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (416,214)    (532,625)   (289,232)    (164,391)  (1,114,708)   (107,488)
                                          ----------   ----------  ----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (82,331)     (12,537)   (221,674)     172,616     (626,125)    780,999
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,854,585    2,867,122   1,542,031    1,369,415    5,856,098   5,075,100
                                          ----------   ----------  ----------   ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $2,772,254   $2,854,585  $1,320,357   $1,542,031  $ 5,229,973  $5,856,098
                                          ==========   ==========  ==========   ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    130,714      151,688     105,897      122,064      616,858     622,831
       Units issued......................      9,628      104,640       4,487        3,717       41,647     129,068
       Units redeemed....................    (27,801)    (125,614)    (25,463)     (19,884)    (154,286)   (135,041)
                                          ----------   ----------  ----------   ----------  -----------  ----------
    Units outstanding at end of
     period..............................    112,541      130,714      84,921      105,897      504,219     616,858
                                          ==========   ==========  ==========   ==========  ===========  ==========

--------
(c)Previously known as VIT Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          GOLDMAN SACHS        GOLDMAN SACHS     GOLDMAN SACHS
                                                            VARIABLE              VARIABLE          VARIABLE
                                                         INSURANCE TRUST      INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -----------------  ---------------
                                                                                                 VIT STRATEGIC
                                                                               VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE        GROWTH (D)          EQUITY
                                                     ----------------------  -----------------  ---------------
                                                        2010        2009       2010      2009    2010     2009
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (49,712) $    7,917  $   (325) $  (251) $   (2) $     9
Net realized gains (losses).........................   (278,785)   (485,878)      (81)    (114)     15     (971)
Change in unrealized gains (losses).................  1,395,668   1,732,208     2,414    9,941     196    1,363
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from operations...  1,067,171   1,254,247     2,008    9,576     209      401
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        350         759        --       --      --       --
Benefit payments....................................    (75,672)    (12,208)       --       --    (500)      --
Payments on termination.............................   (574,803)   (354,353)   (4,082)      --     259   (2,194)
Contract Maintenance Charge.........................    (23,309)    (25,228)      (30)     (27)     (7)      (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (249,279)    (67,414)  (11,162)      --       3    2,013
                                                     ----------  ----------  --------  -------  ------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (922,713)   (458,444)  (15,274)     (27)   (245)    (188)
                                                     ----------  ----------  --------  -------  ------  -------
INCREASE (DECREASE) IN NET ASSETS...................    144,458     795,803   (13,266)   9,549     (36)     213
NET ASSETS AT BEGINNING OF PERIOD...................  5,207,629   4,411,826    30,571   21,022   2,669    2,456
                                                     ----------  ----------  --------  -------  ------  -------
NET ASSETS AT END OF PERIOD......................... $5,352,087  $5,207,629  $ 17,305  $30,571  $2,633  $ 2,669
                                                     ==========  ==========  ========  =======  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    485,290     539,325     3,755    3,759     326      278
       Units issued.................................     20,733      32,378        --       --      23      306
       Units redeemed...............................   (101,352)    (86,413)   (1,988)      (4)    (45)    (258)
                                                     ----------  ----------  --------  -------  ------  -------
    Units outstanding at end of period..............    404,671     485,290     1,767    3,755     304      326
                                                     ==========  ==========  ========  =======  ======  =======

--------
(d)Previously known as VIT Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE           INVESCO
                                               INSURANCE TRUST          INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                               VIT STRUCTURED            VIT STRUCTURED            INVESCO V. I.
                                              SMALL CAP EQUITY            U.S. EQUITY            BALANCED FUND (E)
                                          ------------------------  -----------------------  ------------------------
                                              2010         2009         2010        2009         2010         2009
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (121,968) $   (49,293) $   (19,066) $   29,516  $   100,434  $   669,815
Net realized gains (losses)..............    (924,509)  (1,743,127)    (420,374)   (807,763)    (785,179)  (2,227,441)
Change in unrealized gains (losses)......   3,867,739    4,235,335    1,300,129   2,204,244    1,796,922    6,757,038
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,821,262    2,442,915      860,689   1,425,997    1,112,177    5,199,412
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,551          622          670         450        3,605        5,225
Benefit payments.........................    (153,434)    (105,955)    (161,796)   (198,600)    (740,069)    (630,871)
Payments on termination..................  (1,682,365)    (989,176)    (988,380)   (703,762)  (1,877,837)  (2,257,085)
Contract Maintenance Charge..............     (46,004)     (50,457)     (35,936)    (41,117)     (10,251)     (11,350)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,286)    (296,352)    (188,128)    (50,953)    (375,626)    (203,942)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,613,538)  (1,441,318)  (1,373,570)   (993,982)  (3,000,178)  (3,098,023)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     207,724    1,001,597     (512,881)    432,015   (1,888,001)   2,101,389
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,300,527   10,298,930    8,433,627   8,001,612   20,162,898   18,061,509
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $11,508,251  $11,300,527  $ 7,920,746  $8,433,627  $18,274,897  $20,162,898
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,337,942    1,537,059      944,944   1,068,293    2,124,246    2,508,587
       Units issued......................      39,352      151,307       51,678     135,941      110,001      338,748
       Units redeemed....................    (315,134)    (350,424)    (197,415)   (259,290)    (422,141)    (723,089)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,062,160    1,337,942      799,207     944,944    1,812,106    2,124,246
                                          ===========  ===========  ===========  ==========  ===========  ===========

--------
(e)Previously known as AIM V. I. Basic Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO                    INVESCO                    INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                       INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                            VALUE (F)              APPRECIATION (G)            DEVELOPMENT (H)
                                    ------------------------  --------------------------  ------------------------
                                        2010         2009         2010          2009          2010         2009
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (73,243) $    14,340  $   (519,694) $   (602,601) $  (138,179) $  (127,212)
Net realized gains (losses)........    (844,115)  (2,058,170)   (3,015,082)   (6,200,014)    (119,345)    (872,870)
Change in unrealized gains
 (losses)..........................   1,365,670    5,608,725    12,640,587    19,619,234    1,778,061    4,118,822
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     448,312    3,564,895     9,105,811    12,816,619    1,520,537    3,118,740
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................          28           --       107,734        99,526           30          737
Benefit payments...................    (234,521)    (219,220)   (2,226,398)   (2,374,975)    (401,726)    (218,446)
Payments on termination............  (1,038,118)  (1,615,103)   (7,055,556)   (6,071,240)    (789,275)  (1,037,919)
Contract Maintenance Charge........      (4,689)      (5,170)      (50,421)      (57,422)      (3,841)      (4,266)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................    (464,869)    (480,306)   (3,756,266)   (2,821,162)      10,977     (529,559)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (1,742,169)  (2,319,799)  (12,980,907)  (11,225,273)  (1,183,835)  (1,789,453)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,293,857)   1,245,096    (3,875,096)    1,591,346      336,702    1,329,287
NET ASSETS AT BEGINNING
 OF PERIOD.........................   9,877,391    8,632,295    77,308,864    75,717,518    9,968,587    8,639,300
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 8,583,534  $ 9,877,391  $ 73,433,768  $ 77,308,864  $10,305,289  $ 9,968,587
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........     983,677    1,255,138     9,902,193    11,546,847      741,598      903,898
       Units issued................      61,140       88,058       211,149       558,321       42,350       53,896
       Units redeemed..............    (237,043)    (359,519)   (1,788,871)   (2,202,975)    (126,800)    (216,196)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  INVESCO                    INVESCO                    INVESCO
                                            INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                               INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                              CORE EQUITY (I)        DIVERSIFIED INCOME (J)       DIVIDEND GROWTH (K)
                                        --------------------------  ------------------------  --------------------------
                                            2010          2009          2010         2009         2010          2009
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (493,179) $    382,661  $   453,614  $   956,301  $    684,384  $    918,058
Net realized gains (losses)............      540,824    (3,206,618)    (814,228)  (1,007,044)    2,232,300    (2,950,087)
Change in unrealized gains
 (losses)..............................    7,579,190    27,219,368    1,250,528    1,014,290    11,004,066    35,506,562
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    7,626,835    24,395,411      889,914      963,547    13,920,750    33,474,533
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,362       136,389        7,886       35,145       298,464       127,441
Benefit payments.......................   (2,988,177)   (3,262,292)    (461,464)    (354,145)   (7,159,406)   (5,944,677)
Payments on termination................  (10,449,307)   (9,150,623)  (1,194,986)  (1,328,340)  (16,733,908)  (14,299,350)
Contract Maintenance Charge............      (67,768)      (76,933)      (3,987)      (4,394)     (113,301)     (130,181)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,597,658)   (3,806,854)    (425,799)     854,213    (2,617,738)   (6,346,396)
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (17,957,548)  (16,160,313)  (2,078,350)    (797,521)  (26,325,889)  (26,593,163)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (10,330,713)    8,235,098   (1,188,436)     166,026   (12,405,139)    6,881,370
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,600,246   104,365,148   11,195,532   11,029,506   178,672,359   171,790,989
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $102,269,533  $112,600,246  $10,007,096  $11,195,532  $166,267,220  $178,672,359
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    9,115,735    10,686,364    1,011,905    1,094,590     7,305,907     8,576,751
       Units issued....................      249,348       432,358       78,974      171,921       141,825       182,166
       Units redeemed..................   (1,685,758)   (2,002,987)    (259,701)    (254,606)   (1,234,580)   (1,453,010)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
                                        ============  ============  ===========  ===========  ============  ============

--------
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                    INVESCO                  INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES      INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------   ------------------------  -----------------------
                                                 INVESCO V. I.              INVESCO V. I.            INVESCO V. I.
                                           GLOBAL DIVIDEND GROWTH (L) GOVERNMENT SECURITIES (M)      HIGH YIELD (N)
                                           ------------------------   ------------------------  -----------------------
                                               2010          2009         2010         2009         2010        2009
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243,484   $ 2,016,563  $   518,583  $   582,486  $   576,414  $  445,732
Net realized gains (losses)...............  (4,254,652)   (6,632,740)      46,290    1,134,428     (140,597)   (458,264)
Change in unrealized gains (losses).......   9,007,801    11,744,078       85,743   (2,078,087)     345,891   2,608,146
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................   4,996,633     7,127,901      650,616     (361,173)     781,708   2,595,614
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,875       (32,031)      10,735        1,070        3,612       2,830
Benefit payments..........................  (1,926,616)   (1,828,951)    (536,836)    (844,933)    (333,791)   (234,141)
Payments on termination...................  (5,207,701)   (4,856,173)  (2,535,956)  (2,936,365)    (850,090)   (747,032)
Contract Maintenance Charge...............     (33,383)      (39,868)      (6,014)      (7,497)      (3,072)     (3,171)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (1,409,229)   (2,162,990)    (221,958)  (1,951,644)      (9,411)     31,954
                                           -----------   -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (8,524,054)   (8,920,013)  (3,290,029)  (5,739,369)  (1,192,752)   (949,560)
                                           -----------   -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (3,527,421)   (1,792,112)  (2,639,413)  (6,100,542)    (411,044)  1,646,054
NET ASSETS AT BEGINNING OF
 PERIOD...................................  55,976,229    57,768,341   16,969,706   23,070,248    7,295,270   5,649,216
                                           -----------   -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF PERIOD............... $52,448,808   $55,976,229  $14,330,293  $16,969,706  $ 6,884,226  $7,295,270
                                           ===========   ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,333,415     3,937,129    1,136,518    1,525,465      613,669     715,570
       Units issued.......................      49,909        95,450      118,148      248,423       41,644      79,936
       Units redeemed.....................    (556,591)     (699,164)    (331,619)    (637,370)    (138,608)   (181,837)
                                           -----------   -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of period....   2,826,733     3,333,415      923,047    1,136,518      516,705     613,669
                                           ===========   ===========  ===========  ===========  ===========  ==========

--------
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                                                     INVESCO V. I.
                                                 INVESCO V. I.             INVESCO V. I.             INTERNATIONAL
                                           HIGH YIELD SECURITIES (O)    INCOME BUILDER (P)          GROWTH FUND (Q)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 1,027,759  $   937,134  $   159,570  $   280,295  $   228,128  $    24,604
Net realized gains (losses)...............    (980,313)  (1,568,970)    (347,362)  (1,080,915)   1,173,357       (5,344)
Change in unrealized gains (losses).......   1,214,878    5,622,055    1,692,534    3,836,494    1,392,229    7,828,194
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,262,324    4,990,219    1,504,742    3,035,874    2,793,714    7,847,454
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      40,461        5,656          731       (8,147)      27,347       30,832
Benefit payments..........................    (585,850)    (686,030)    (659,527)    (567,949)    (919,575)    (845,538)
Payments on termination...................  (1,469,954)  (1,063,373)  (1,080,294)  (1,503,096)  (2,808,475)  (2,660,697)
Contract Maintenance Charge...............     (11,233)     (12,355)      (7,748)      (9,030)     (15,516)     (16,946)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (49,393)     (70,711)    (160,142)    (297,357)  (1,206,083)  (1,138,599)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (2,075,969)  (1,826,813)  (1,906,980)  (2,385,579)  (4,922,302)  (4,630,948)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (813,645)   3,163,406     (402,238)     650,295   (2,128,588)   3,216,506
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,689,461   12,526,055   15,658,155   15,007,860   30,189,425   26,972,919
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $14,875,816  $15,689,461  $15,255,917  $15,658,155  $28,060,837  $30,189,425
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,184,043    1,351,966    1,000,731    1,177,308    1,989,096    2,389,969
       Units issued.......................      86,392      114,008       70,695       91,678       79,398      132,974
       Units redeemed.....................    (241,909)    (281,931)    (189,953)    (268,255)    (404,799)    (533,847)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....   1,028,526    1,184,043      881,473    1,000,731    1,663,695    1,989,096
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                                           INVESCO V. I.
                                                 INVESCO V. I.             MID CAP CORE              INVESCO V. I.
                                             LARGE CAP GROWTH (R)         EQUITY FUND (S)          MONEY MARKET (T)
                                           ------------------------  ------------------------  ------------------------
                                               2010         2009         2010         2009         2010         2009
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (80,601) $   (84,805) $  (131,756) $   (18,305) $  (190,726) $  (259,438)
Net realized gains (losses)...............      50,433     (417,057)     (33,707)    (785,205)          --           --
Change in unrealized gains (losses).......   1,207,971    2,270,440    1,845,701    4,256,573           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   1,177,803    1,768,578    1,680,238    3,453,063     (190,726)    (259,438)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,228        5,173       15,261       23,583        7,370       31,729
Benefit payments..........................    (340,070)    (336,312)    (258,171)    (540,610)    (117,840)     815,237
Payments on termination...................    (798,489)    (923,601)  (1,433,632)  (1,561,097)  (3,284,594)  (6,713,853)
Contract Maintenance Charge...............      (5,714)      (6,281)      (5,330)      (5,761)      (6,006)      (7,119)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (521,709)     174,298      485,002      517,470    1,154,690       42,625
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,664,754)  (1,086,723)  (1,196,870)  (1,566,415)  (2,246,380)  (5,831,381)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (486,951)      681,855      483,368    1,886,648  (2,437,106)  (6,090,819)
NET ASSETS AT BEGINNING OF
 PERIOD...................................    8,987,262    8,305,407   14,729,630   12,842,982   17,302,794   23,393,613
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 8,500,311  $ 8,987,262  $15,212,998  $14,729,630  $14,865,688  $17,302,794
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     940,726    1,079,998    1,018,651    1,120,076    1,449,822    1,946,938
       Units issued.......................      48,429      108,577      117,266      218,037      341,046      727,290
       Units redeemed.....................    (219,075)    (247,849)    (190,931)    (319,462)    (536,435)  (1,224,406)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  -----------------------
                                                 INVESCO V. I.            INVESCO V. I.           INVESCO V. I.
                                               S&P 500 INDEX (U)       TECHNOLOGY FUND (V)        UTILITIES (W)
                                           ------------------------  ----------------------  -----------------------
                                               2010         2009        2010        2009        2010         2009
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   166,481  $   435,681  $  (39,302) $  (35,474) $  140,138  $   226,375
Net realized gains (losses)...............      (4,950)  (1,107,815)    168,903     (93,143)   (136,313)    (187,564)
Change in unrealized gains (losses).......   3,952,081    7,755,938     354,350   1,243,200     269,773      791,488
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................   4,113,612    7,083,804     483,951   1,114,583     273,598      830,299
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       9,032        9,578       4,075       3,566          --        2,907
Benefit payments..........................    (822,591)  (1,012,438)   (139,889)    (50,522)   (195,027)    (262,174)
Payments on termination...................  (3,680,181)  (1,990,571)   (663,065)   (166,851)   (580,338)    (550,983)
Contract Maintenance Charge...............     (22,091)     (23,786)     (2,107)     (2,118)     (3,289)      (3,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (939,613)     589,963    (107,379)    354,818    (149,556)    (207,291)
                                           -----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,455,444)  (2,427,254)   (908,365)    138,893    (928,210)  (1,021,378)
                                           -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,341,832)   4,656,550    (424,414)  1,253,476    (654,612)    (191,079)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  35,552,349   30,895,799   3,238,946   1,985,470   7,116,842    7,307,921
                                           -----------  -----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $34,210,517  $35,552,349  $2,814,532  $3,238,946  $6,462,230  $ 7,116,842
                                           ===========  ===========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,670,344    3,976,486     295,542     280,525     453,838      528,154
       Units issued.......................     195,400      417,867      21,221      79,679      22,065       21,573
       Units redeemed.....................    (742,954)    (724,009)   (102,302)    (64,662)    (82,785)     (95,889)
                                           -----------  -----------  ----------  ----------  ----------  -----------
    Units outstanding at end of period....   3,122,790    3,670,344     214,461     295,542     393,118      453,838
                                           ===========  ===========  ==========  ==========  ==========  ===========

--------
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                   INVESCO                   INVESCO                 INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES     INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  ---------------------
                                                   INVESCO                   INVESCO                 INVESCO
                                               VAN KAMPEN V.I.           VAN KAMPEN V.I.         VAN KAMPEN V.I.
                                             CAPITAL GROWTH (X)           COMSTOCK (Y)            GOVERNMENT (Z)
                                          ------------------------  ------------------------  ---------------------
                                              2010         2009         2010         2009        2010       2009
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (393,995) $  (320,260) $  (506,145) $ 1,239,358  $  (9,519) $   49,859
Net realized gains (losses)..............    (615,561)  (2,264,622)  (1,071,924)  (3,503,709)      (537)    (10,067)
Change in unrealized gains (losses)......   5,170,492   13,534,015    6,554,628   11,005,018     44,293     (46,509)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations..............................   4,160,936   10,949,133    4,976,559    8,740,667     34,237      (6,717)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      30,341       28,709       13,507       76,481        570       2,827
Benefit payments.........................    (907,704)    (651,738)  (1,278,127)  (1,419,372)        --      (3,199)
Payments on termination..................  (2,605,103)  (1,634,940)  (4,168,328)  (3,019,699)   (78,220)   (151,222)
Contract Maintenance Charge..............     (24,283)     (25,973)     (22,046)     (24,276)      (756)       (736)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,203,793)  (1,099,637)  (1,666,882)  (2,060,414)   (61,855)   (111,412)
                                          -----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (4,710,542)  (3,383,579)  (7,121,876)  (6,447,280)  (140,261)   (263,742)
                                          -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (549,606)   7,565,554   (2,145,317)   2,293,387   (106,024)   (270,459)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  26,375,811   18,810,257   40,418,291   38,124,904    901,736   1,172,195
                                          -----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $25,826,205  $26,375,811  $38,272,974  $40,418,291  $ 795,712  $  901,736
                                          ===========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,338,612    3,875,954    3,621,594    4,330,573     74,311      96,359
       Units issued......................     150,077      224,345      109,290      287,123      3,356      22,463
       Units redeemed....................    (713,541)    (761,687)    (724,906)    (996,102)   (14,473)    (44,511)
                                          -----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of
     period..............................   2,775,148    3,338,612    3,005,978    3,621,594     63,194      74,311
                                          ===========  ===========  ===========  ===========  =========  ==========

--------
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                      INVESCO                 INVESCO                  INVESCO
                                                 INVESTMENT SERVICES      INVESTMENT SERVICES    INVESTMENT SERVICES
                                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------    ------------------  -------------------------
                                                      INVESCO                 INVESCO                  INVESCO
                                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                                 GLOBAL VALUE EQUITY (AA) HIGH YIELD (AB)      U.S. MID CAP VALUE (AC)
                                                 ---------------------    ------------------  -------------------------
                                                   2010          2009      2010       2009        2010          2009
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    84       $   930    $  515    $   367   $   (444,122) $  (213,859)
Net realized gains (losses).....................  (1,048)       (8,603)      154        343     (2,505,716)  (6,117,575)
Change in unrealized gains (losses).............   2,767         8,650      (107)     1,081     13,950,977   23,337,971
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from
 operations.....................................   1,803           977       562      1,791     11,001,139   17,006,537
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --            --        --         --         28,470       52,324
Benefit payments................................      --            --        --         --     (1,263,887)  (1,190,807)
Payments on termination.........................  (1,482)       (8,608)     (483)    (1,244)    (6,596,138)  (4,089,817)
Contract Maintenance Charge.....................     (26)          (27)       (6)       (14)       (63,999)     (67,999)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   1,544           275        --        (31)    (2,415,439)  (2,310,798)
                                                  -------       -------    ------   -------   ------------  -----------
Increase (decrease) in net assets from contract
 transactions...................................      36        (8,360)     (489)    (1,289)   (10,310,993)  (7,607,097)
                                                  -------       -------    ------   -------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............   1,839        (7,383)       73        502        690,146    9,399,440
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  19,150        26,533     5,844      5,342     60,411,326   51,011,886
                                                  -------       -------    ------   -------   ------------  -----------
NET ASSETS AT END OF PERIOD..................... $20,989       $19,150    $5,917    $ 5,844   $ 61,101,472  $60,411,326
                                                  =======       =======    ======   =======   ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,839         3,004       394        504      5,038,249    5,830,452
       Units issued.............................     154            25        --          2        142,074      249,627
       Units redeemed...........................    (131)       (1,190)      (33)      (112)      (937,056)  (1,041,830)
                                                  -------       -------    ------   -------   ------------  -----------
    Units outstanding at end of period..........   1,862         1,839       361        394      4,243,267    5,038,249
                                                  =======       =======    ======   =======   ============  ===========

--------
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 INVESCO INVESTMENT  INVESCO INVESTMENT      INVESCO INVESTMENT
                                                      SERVICES       SERVICES SERIES II      SERVICES SERIES II
                                                    SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------  --------------------  ------------------------
                                                      INVESCO
                                                  VAN KAMPEN V.I.       INVESCO V. I.           INVESCO V. I.
                                                     VALUE (AD)     BALANCED FUND II (AE)    BASIC VALUE II (AF)
                                                 -----------------  --------------------  ------------------------
                                                   2010     2009       2010       2009        2010         2009
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (75) $  1,340  $  (1,892) $  26,733  $  (127,250) $   (47,449)
Net realized gains (losses).....................  (3,391)  (19,772)   (24,162)   (51,798)    (625,113)  (1,608,447)
Change in unrealized gains (losses).............  13,301    38,152     64,928    270,846    1,242,784    5,242,032
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   9,835    19,720     38,874    245,781      490,421    3,586,136
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      --        --        200         --       86,856        2,767
Benefit payments................................  (1,771)   (8,799)        --    (13,699)    (185,202)    (133,739)
Payments on termination.........................  (1,480)  (14,641)  (608,215)   (94,967)    (939,739)    (842,539)
Contract Maintenance Charge.....................     (77)      (96)        --         --      (35,610)     (40,233)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (3,454)   (7,590)    (5,936)   (83,931)    (156,007)    (758,522)
                                                 -------  --------  ---------  ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (6,782)  (31,126)  (613,951)  (192,597)  (1,229,702)  (1,772,266)
                                                 -------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   3,053   (11,406)  (575,077)    53,184     (739,281)   1,813,870
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  74,168    85,574    959,716    906,532   10,465,780    8,651,910
                                                 -------  --------  ---------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $77,221  $ 74,168  $ 384,639  $ 959,716  $ 9,726,499  $10,465,780
                                                 =======  ========  =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   6,115     9,106    107,389    133,453      975,638    1,178,179
       Units issued.............................     359     1,056        398        230       53,490       67,431
       Units redeemed...........................    (863)   (4,047)   (67,069)   (26,294)    (170,528)    (269,972)
                                                 -------  --------  ---------  ---------  -----------  -----------
    Units outstanding at end of period..........   5,611     6,115     40,718    107,389      858,600      975,638
                                                 =======  ========  =========  =========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            INVESCO INVESTMENT         INVESCO INVESTMENT            INVESCO INVESTMENT
                                            SERVICES SERIES II         SERVICES SERIES II            SERVICES SERIES II
                                                SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                                          ---------------------------  --------------------------  ----------------------
                                               INVESCO V. I.              INVESCO V. I.                 INVESCO V. I.
                                          CAPITAL APPRECIATION II (AG) CAPITAL DEVELOPMENT II (AH)   CORE EQUITY II (AI)
                                          ---------------------------  --------------------------- ----------------------
                                             2010           2009         2010          2009           2010        2009
                                           ----------     ----------   --------        --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (43,202)    $  (49,238)   $ (6,285)     $ (5,776)     $  (24,873) $   (3,673)
Net realized gains (losses)..............    (41,689)      (107,539)    (15,553)      (33,860)          2,798    (128,976)
Change in unrealized gains (losses)......    558,063        806,935      79,918       158,174         193,220     710,010
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 operations..............................    473,172        650,158      58,080       118,538         171,145     577,361
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,041          1,950          --            --              --          --
Benefit payments.........................    (63,428)       (14,077)    (21,797)           --         (62,714)    (46,989)
Payments on termination..................   (413,964)      (123,755)    (15,141)      (21,163)       (290,830)   (248,630)
Contract Maintenance Charge..............     (9,621)       (10,660)         --            --          (8,519)     (9,605)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (16,999)      (118,206)    (37,442)      (23,935)        (21,164)   (130,925)
                                           ----------     ----------       --------    --------    ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (502,971)      (264,748)    (74,380)      (45,098)       (383,227)   (436,149)
                                           ----------     ----------       --------    --------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (29,799)       385,410     (16,300)       73,440        (212,082)    141,212
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,101,513      3,716,103     409,778       336,338       2,813,666   2,672,454
                                           ----------     ----------       --------    --------    ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $4,071,714     $4,101,513    $393,478      $409,778      $2,601,584  $2,813,666
                                           ==========     ==========       ========    ========    ==========  ==========
UNITS OUTSTANDING........................
    Units outstanding at beginning of
     period..............................    411,719        445,445      36,334        41,629         274,813     327,926
       Units issued......................      3,511          9,233          18           135           3,538      26,817
       Units redeemed....................    (56,427)       (42,959)     (6,402)       (5,430)        (41,849)    (79,930)
                                           ----------     ----------       --------    --------    ----------  ----------
    Units outstanding at end of
     period..............................    358,803        411,719      29,950        36,334         236,502     274,813
                                           ==========     ==========       ========    ========    ==========  ==========

--------
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II
(ai)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          INVESCO INVESTMENT             INVESCO INVESTMENT        INVESCO INVESTMENT
                                          SERVICES SERIES II             SERVICES SERIES II        SERVICES SERIES II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -----------------------------
                                             INVESCO V. I.                 INVESCO V. I.              INVESCO V. I.
                                          DIVERSIFIED INCOME II (AJ)  DIVIDEND GROWTH II (AK)   GLOBAL DIVIDEND GROWTH II (AL)
                                          -------------------------  -------------------------  -----------------------------
                                            2010          2009           2010          2009         2010            2009
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  8,520      $ 21,536     $   (113,706) $   (20,893) $   (23,263)    $   853,362
Net realized gains (losses)..............  (22,656)      (41,878)        (161,062)  (1,645,174)  (2,146,712)     (2,957,173)
Change in unrealized gains (losses)......   34,062        44,870        4,228,755   12,598,038    4,679,582       5,749,172
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 operations..............................   19,926        24,528        3,953,987   10,931,971    2,509,607       3,645,361
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      270           270          155,555       10,648       17,834           2,893
Benefit payments.........................  (26,571)           --       (1,104,349)  (1,017,107)    (463,039)       (344,753)
Payments on termination..................  (45,067)      (26,178)     (14,369,996)  (3,199,354)  (3,137,618)     (1,701,811)
Contract Maintenance Charge..............       --            --          (89,403)    (100,319)     (60,966)        (68,577)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,763)      (73,563)      (1,289,107)  (1,260,701)    (515,009)       (772,376)
                                            --------     --------    ------------  -----------   -----------     -----------
Increase (decrease) in net assets from
 contract transactions...................  (73,131)      (99,471)     (16,697,300)  (5,566,833)  (4,158,798)     (2,884,624)
                                            --------     --------    ------------  -----------   -----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (53,205)      (74,943)     (12,743,313)   5,365,138   (1,649,191)        760,737
NET ASSETS AT BEGINNING OF
 PERIOD..................................  281,628       356,571       60,772,058   55,406,920   29,257,367      28,496,630
                                            --------     --------    ------------  -----------   -----------     -----------
NET ASSETS AT END OF
 PERIOD.................................. $228,423      $281,628     $ 48,028,745  $60,772,058  $27,608,176     $29,257,367
                                            ========     ========    ============  ===========   ===========     ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   27,243        37,719        6,186,277    6,855,122    2,684,749       2,978,643
       Units issued......................       81           619          128,353      178,875       73,615         200,668
       Units redeemed....................   (6,817)      (11,095)      (1,863,806)    (847,720)    (457,703)       (494,562)
                                            --------     --------    ------------  -----------   -----------     -----------
    Units outstanding at end of
     period..............................   20,507        27,243        4,450,824    6,186,277    2,300,661       2,684,749
                                            ========     ========    ============  ===========   ===========     ===========

--------
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT     INVESCO INVESTMENT
                                             SERVICES SERIES II         SERVICES SERIES II     SERVICES SERIES II
                                                SUB-ACCOUNT                 SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------------  ------------------  ----------------------------
                                               INVESCO V. I.               INVESCO V. I.          INVESCO V. I.
                                          GOVERNMENT SECURITIES II (AM) HIGH YIELD II (AN)  HIGH YIELD SECURITIES II (AO)
                                          ----------------------------  ------------------  ----------------------------
                                             2010            2009         2010      2009        2010           2009
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   21,848     $    28,543    $ 31,769  $ 28,634  $   960,386    $   839,970
Net realized gains (losses)..............      2,228          89,132         850   (13,319)     (77,973)      (605,942)
Change in unrealized gains (losses)......     12,884        (167,422)     14,708   157,536      290,130      4,591,823
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 operations..............................     36,960         (49,747)     47,327   172,851    1,172,543      4,825,851
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --           1,000         253        --       10,563         41,765
Benefit payments.........................         --         (16,873)    (22,027)       --     (213,437)      (340,227)
Payments on termination..................   (340,172)       (142,017)    (79,450)  (67,453)  (2,054,574)    (1,238,028)
Contract Maintenance Charge..............         --              --          --        --      (39,128)       (43,109)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       (812)     (1,154,093)     46,611   (16,649)     381,527       (494,733)
                                           ----------     -----------   --------  --------   -----------    -----------
Increase (decrease) in net assets from
 contract transactions...................   (340,984)     (1,311,983)    (54,613)  (84,102)  (1,915,049)    (2,074,332)
                                           ----------     -----------   --------  --------   -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (304,024)     (1,361,730)     (7,286)   88,749     (742,506)     2,751,519
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,073,757       2,435,487     460,852   372,103   15,525,927     12,774,408
                                           ----------     -----------   --------  --------   -----------    -----------
NET ASSETS AT END OF PERIOD.............. $  769,733     $ 1,073,757    $453,566  $460,852  $14,783,421    $15,525,927
                                           ==========     ===========   ========  ========   ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     87,331         195,099      30,025    36,341    1,654,592      1,903,907
       Units issued......................         90           3,247       3,052        67      177,691        132,742
       Units redeemed....................    (26,815)       (111,015)     (6,598)   (6,383)    (340,056)      (382,057)
                                           ----------     -----------   --------  --------   -----------    -----------
    Units outstanding at end of period...     60,606          87,331      26,479    30,025    1,492,227      1,654,592
                                           ==========     ===========   ========  ========   ===========    ===========

--------
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT      INVESCO INVESTMENT   INVESCO INVESTMENT
                                              SERVICES SERIES II      SERVICES SERIES II   SERVICES SERIES II
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  -------------------  --------------------
                                                                        INVESCO V. I.         INVESCO V. I.
                                                 INVESCO V. I.          INTERNATIONAL           LARGE CAP
                                            INCOME BUILDER II (AP)      GROWTH II (AQ)       GROWTH II (AR)
                                           ------------------------  -------------------  --------------------
                                               2010         2009        2010      2009       2010       2009
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    67,590  $   175,899  $     645  $ (1,021) $  (7,416) $  (9,326)
Net realized gains (losses)...............    (286,081)    (971,972)    44,860   (21,106)     2,921    (25,810)
Change in unrealized gains (losses).......   1,592,214    3,597,816     13,711   195,275     73,235    162,343
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................   1,373,723    2,801,743     59,216   173,148     68,740    127,207
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       3,340        2,250        939       486        200         --
Benefit payments..........................    (462,493)    (175,454)   (20,033)   (4,693)        --    (16,583)
Payments on termination...................  (2,178,917)  (1,758,556)  (141,427)  (24,953)  (127,299)  (128,937)
Contract Maintenance Charge...............     (21,624)     (22,960)        --        --         --         --
Transfers among the sub-accounts and with
 the Fixed Account--net...................     365,483     (204,726)   (73,986)  (66,906)   (26,178)   (10,345)
                                           -----------  -----------  ---------  --------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,294,211)  (2,159,446)  (234,507)  (96,066)  (153,277)  (155,865)
                                           -----------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (920,488)     642,297   (175,291)   77,082    (84,537)   (28,658)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  15,100,285   14,457,988    795,988   718,906    609,972    638,630
                                           -----------  -----------  ---------  --------  ---------  ---------
NET ASSETS AT END OF PERIOD............... $14,179,797  $15,100,285  $ 620,697  $795,988  $ 525,435  $ 609,972
                                           ===========  ===========  =========  ========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,204,278    1,414,516     49,091    58,762     64,769     83,786
       Units issued.......................      70,533       95,304        274     4,594        368        262
       Units redeemed.....................    (247,497)    (305,542)   (14,706)  (14,265)   (16,634)   (19,279)
                                           -----------  -----------  ---------  --------  ---------  ---------
    Units outstanding at end of period....   1,027,314    1,204,278     34,659    49,091     48,503     64,769
                                           ===========  ===========  =========  ========  =========  =========

--------
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT        INVESCO INVESTMENT
                                            SERVICES SERIES II      SERVICES SERIES II        SERVICES SERIES II
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  -------------------------
                                               INVESCO V. I.
                                               MID CAP CORE            INVESCO V. I.            INVESCO V. I.
                                              EQUITY II (AS)       MONEY MARKET II (AT)     S&P 500 INDEX II (AU)
                                          ----------------------  ----------------------  -------------------------
                                             2010        2009        2010        2009         2010          2009
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (49,743) $  (24,177) $  (16,103) $  (24,878) $    (12,346) $   623,672
Net realized gains (losses)..............    (58,631)   (216,937)         --          --       351,199   (2,137,923)
Change in unrealized gains (losses)......    508,469   1,171,368          --          --     8,813,962   17,776,479
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    400,095     930,254     (16,103)    (24,878)    9,152,815   16,262,228
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        375       5,340          --          --        46,308       12,859
Benefit payments.........................    (94,212)    (53,299)    (22,685)    (44,911)   (1,490,618)  (1,215,818)
Payments on termination..................   (602,616)   (529,631)   (453,068)   (239,276)   (7,302,668)  (4,569,298)
Contract Maintenance Charge..............    (10,504)    (11,957)         --          --      (209,608)    (233,548)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (89,298)    (53,510)   (172,418)   (109,779)   (3,718,933)    (474,866)
                                          ----------  ----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (796,255)   (643,057)   (648,171)   (393,966)  (12,675,519)  (6,480,671)
                                          ----------  ----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (396,160)    287,197    (664,274)   (418,844)   (3,522,704)   9,781,557
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,096,271   3,809,074   1,626,221   2,045,065    81,763,295   71,981,738
                                          ----------  ----------  ----------  ----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $3,700,111  $4,096,271  $  961,947  $1,626,221  $ 78,240,591  $81,763,295
                                          ==========  ==========  ==========  ==========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    332,087     392,170     159,310     197,679     8,739,334    9,510,430
       Units issued......................     11,362      33,528       3,504       5,135       256,404      945,129
       Units redeemed....................    (75,541)    (93,611)    (67,126)    (43,504)   (1,610,236)  (1,716,225)
                                          ----------  ----------  ----------  ----------  ------------  -----------
    Units outstanding at end of
     period..............................    267,908     332,087      95,688     159,310     7,385,502    8,739,334
                                          ==========  ==========  ==========  ==========  ============  ===========

--------
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                           SERVICES SERIES II       SERVICES SERIES II     SERVICES SERIES II
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ----------------------  -------------------  ------------------------
                                             INVESCO V. I.            INVESCO V. I.      INVESCO VAN KAMPEN V.I.
                                           TECHNOLOGY FUND II (AV)  UTILITIES II (AW)    CAPITAL GROWTH II (AX)
                                           ----------------------  -------------------  ------------------------
                                             2010        2009        2010       2009        2010         2009
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (700)    $   (664)   $  8,417  $  11,394  $  (607,548) $  (532,609)
Net realized gains (losses)...............     306       (3,661)     (5,683)   (46,670)     982,773   (1,087,895)
Change in unrealized gains (losses).......   7,950       22,219      15,981     81,438    5,361,193   16,603,977
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   7,556       17,894      18,715     46,162    5,736,418   14,983,473
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      84           --         180        180       30,828       42,388
Benefit payments..........................      --           --          --    (13,172)    (516,246)    (534,928)
Payments on termination...................  (3,745)      (6,174)    (27,148)   (34,056)  (3,924,652)  (1,831,602)
Contract Maintenance Charge...............      --           --          --         --     (101,841)    (107,115)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (237)      (9,692)      4,299   (119,112)    (776,127)  (2,073,733)
                                            -------     --------   --------  ---------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions...................  (3,898)     (15,866)    (22,669)  (166,160)  (5,288,038)  (4,504,990)
                                            -------     --------   --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   3,658        2,028      (3,954)  (119,998)     448,380   10,478,483
NET ASSETS AT BEGINNING OF
 PERIOD...................................  45,010       42,982     452,013    572,011   36,583,935   26,105,452
                                            -------     --------   --------  ---------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $48,668     $ 45,010    $448,059  $ 452,013  $37,032,315  $36,583,935
                                            =======     ========   ========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   4,210        6,214      29,321     42,025    3,778,351    4,416,207
       Units issued.......................      11           12         296         69      124,060      205,261
       Units redeemed.....................    (400)      (2,016)     (1,797)   (12,773)    (643,482)    (843,117)
                                            -------     --------   --------  ---------  -----------  -----------
    Units outstanding at end of period....   3,821        4,210      27,820     29,321    3,258,929    3,778,351
                                            =======     ========   ========  =========  ===========  ===========

--------
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                              SERVICES SERIES II         SERVICES SERIES II         SERVICES SERIES II
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                            INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                               COMSTOCK II (AY)       EQUITY AND INCOME II (AZ) GROWTH AND INCOME II (BA)
                                          --------------------------  ------------------------  -------------------------
                                              2010          2009          2010         2009         2010          2009
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,415,788) $  3,823,770  $   191,298  $   567,693  $ (1,351,521) $ 1,645,256
Net realized gains (losses)..............   (3,586,433)  (11,337,107)    (165,007)  (2,050,677)     (961,268)  (4,296,229)
Change in unrealized gains (losses)......   25,973,333    42,579,696    4,558,505   10,222,886    10,999,298   19,943,191
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   19,971,112    35,066,359    4,584,796    8,739,902     8,686,509   17,292,218
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      183,024        61,771       10,956       37,426       105,292      125,468
Benefit payments.........................   (3,675,769)   (3,746,540)  (1,395,749)  (1,300,853)   (1,632,366)  (1,954,481)
Payments on termination..................  (16,814,191)  (11,256,863)  (5,311,932)  (4,480,323)   (9,121,328)  (6,343,504)
Contract Maintenance Charge..............     (482,637)     (536,141)    (154,740)    (178,749)     (382,780)    (418,891)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,275,486)   (6,364,646)    (749,264)    (271,234)   (1,883,835)  (1,135,780)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (25,065,059)  (21,842,419)  (7,600,729)  (6,193,733)  (12,915,017)  (9,727,188)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (5,093,947)   13,223,940   (3,015,933)   2,546,169    (4,228,508)   7,565,030
NET ASSETS AT BEGINNING OF
 PERIOD..................................  162,469,630   149,245,690   50,480,301   47,934,132    92,401,716   84,836,686
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $157,375,683  $162,469,630  $47,464,368  $50,480,301  $ 88,173,208  $92,401,716
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,080,751    16,334,172    3,981,365    4,556,043     6,315,346    7,078,488
       Units issued......................      347,657       915,827      183,515      456,334       288,078      681,845
       Units redeemed....................   (2,439,227)   (3,169,248)    (770,651)  (1,031,012)   (1,145,692)  (1,444,987)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   11,989,181    14,080,751    3,394,229    3,981,365     5,457,732    6,315,346
                                          ============  ============  ===========  ===========  ============  ===========

--------
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT           INVESCO INVESTMENT        INVESCO INVESTMENT
                                             SERVICES SERIES II           SERVICES SERIES II        SERVICES SERIES II
                                                 SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                           --------------------------  ------------------------  ------------------------
                                           INVESCO VAN KAMPEN V.I.      INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                           INT'L GROWTH EQUITY II (BB)  MID CAP GROWTH II (BC)   U.S. MID CAP VALUE II (BD)
                                           --------------------------  ------------------------  ------------------------
                                              2010          2009           2010         2009         2010          2009
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (10,820)   $  (30,265)   $  (223,135) $  (182,196) $  (370,299)  $  (206,452)
Net realized gains (losses)...............    (83,146)     (303,664)      (540,225)  (1,482,457)  (2,791,199)   (6,463,315)
Change in unrealized gains (losses).......    386,268     1,389,961      3,805,690    6,321,039   11,676,838    20,023,617
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................    292,302     1,056,032      3,042,330    4,656,386    8,515,340    13,353,850
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      1,047            --        107,496       14,287       45,053        24,092
Benefit payments..........................    (33,516)      (68,286)      (179,491)    (150,466)    (923,073)     (979,497)
Payments on termination...................   (386,649)     (150,007)    (1,864,627)    (675,266)  (5,398,370)   (2,879,570)
Contract Maintenance Charge...............    (22,471)      (23,503)       (45,216)     (45,555)    (212,151)     (226,001)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     51,446       160,242       (174,200)    (108,771)  (2,565,633)   (3,566,628)
                                            ----------    ----------   -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................   (390,143)      (81,554)    (2,156,038)    (965,771)  (9,054,174)   (7,627,604)
                                            ----------    ----------   -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (97,841)      974,478        886,292    3,690,615     (538,834)    5,726,246
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,036,403     3,061,925     12,940,813    9,250,198   46,473,474    40,747,228
                                            ----------    ----------   -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $3,938,562    $4,036,403    $13,827,105  $12,940,813  $45,934,640   $46,473,474
                                            ==========    ==========   ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    493,363       502,258      1,030,849    1,132,497    3,109,070     3,723,846
       Units issued.......................     49,437       129,131        114,592      127,131      135,820       228,872
       Units redeemed.....................    (97,363)     (138,026)      (266,250)    (228,779)    (687,406)     (843,648)
                                            ----------    ----------   -----------  -----------  -----------   -----------
    Units outstanding at end of period....    445,437       493,363        879,191    1,030,849    2,557,484     3,109,070
                                            ==========    ==========   ===========  ===========  ===========   ===========

--------
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 JANUS ASPEN SERIES LAZARD RETIREMENT
                                                              JANUS ASPEN SERIES  (SERVICE SHARES)  SERIES, INC.
                                                                 SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                                              ----------------   ------------------ ----------------
                                                                                      OVERSEAS        EMERGING
                                                               FORTY PORTFOLIO    (SERVICE SHARES)  MARKETS EQUITY
                                                              ----------------   ------------------ ----------------
                                                                2010      2009          2009         2010     2009
                                                              -------   -------  ------------------  -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (174)  $  (212)      $   (138)     $  (4)   $   7
Net realized gains (losses)..................................   3,496       281         27,910        136       88
Change in unrealized gains (losses)..........................  (3,061)    5,161         33,570        (52)     386
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from operations............     261     5,230         61,342         80      481
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................      --        --             --         --       --
Benefit payments.............................................      --        --             --         --       --
Payments on termination......................................  (9,639)   (1,050)       (34,024)      (415)      --
Contract Maintenance Charge..................................     (10)      (33)           (35)        (1)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     100       (54)       (51,084)       (36)    (285)
                                                              -------   -------       --------       -----    -----
Increase (decrease) in net assets from contract transactions.  (9,549)   (1,137)       (85,143)      (452)    (289)
                                                              -------   -------       --------       -----    -----
INCREASE (DECREASE) IN NET ASSETS............................  (9,288)    4,093        (23,801)      (372)     192
NET ASSETS AT BEGINNING OF PERIOD............................  16,528    12,435         23,801        927      735
                                                              -------   -------       --------       -----    -----
NET ASSETS AT END OF PERIOD.................................. $ 7,240   $16,528       $     --      $ 555    $ 927
                                                              =======   =======       ========       =====    =====
UNITS OUTSTANDING
    Units outstanding at beginning of period.................   1,134     1,229          2,452         21       27
       Units issued..........................................       8        --             --         --       --
       Units redeemed........................................    (670)      (95)        (2,452)       (11)      (6)
                                                              -------   -------       --------       -----    -----
    Units outstanding at end of period.......................     472     1,134             --         10       21
                                                              =======   =======       ========       =====    =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           LEGG MASON
                                           LEGG MASON                    PARTNERS VARIABLE
                                          PARTNERS VARIABLE INCOME       PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                          TRUST SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------        -------------------    ------------------------
                                          LEGG MASON CLEARBRIDGE         LEGG MASON CLEARBRIDGE
                                          VARIABLE FUNDAMENTAL           VARIABLE LARGE CAP            FUNDAMENTAL
                                          ALL CAP VALUE PORTFOLIO I (BE) VALUE PORTFOLIO I (BF)  EQUITY PORTFOLIO I (BG)
                                          -----------------------        -------------------    ------------------------
                                           2010               2009        2010         2009         2010         2009
                                             ------           ----        ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    4              $ --       $   18       $    4    $  (142,961) $  (141,158)
Net realized gains (losses)..............     (6)               (9)          (1)          (4)        81,672     (379,421)
Change in unrealized gains (losses)......    155               210           79          192      1,734,346    2,639,547
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................    153               201           96          192      1,673,057    2,118,968
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     --                --           --           --         40,288        2,550
Benefit payments.........................     --                --           --           --       (154,457)    (213,818)
Payments on termination..................     --                --           --           --       (969,419)    (669,925)
Contract Maintenance Charge..............     (2)               (2)          (2)          (2)       (31,272)     (34,330)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     49                68           76          164       (158,480)     304,121
                                             ------             ----      ------       ------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     47                66           74          162     (1,273,340)    (611,402)
                                             ------             ----      ------       ------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     200............   267.....     170.....     354..      399,717    1,507,566
NET ASSETS AT BEGINNING OF
 PERIOD..................................     992............   725.....   1,174.....     820..   10,848,991    9,341,425
                                             ------             ----      ------       ------   -----------  -----------
NET ASSETS AT END OF PERIOD..............  $1,192............  $992.....  $1,344.....  $1,174..  $11,248,708  $10,848,991
                                             ======             ====      ======       ======   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    131               122          110           95        918,509      979,481
       Units issued......................      6                 9            7           16         70,278      129,627
       Units redeemed....................     --                --           --           (1)      (175,935)    (190,599)
                                             ------             ----      ------       ------   -----------  -----------
    Units outstanding at end of period...    137               131          117          110        812,852      918,509
                                             ======             ====      ======       ======   ===========  ===========

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio--Class I
(bg)Previously known as All Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE           GROWTH AND INCOME       GROWTH OPPORTUNITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,485,360  $ 1,546,271  $  (250,195) $  (130,323) $  (219,101) $  (195,856)
Net realized gains (losses)..............     307,805   (1,135,021)  (1,335,405)  (2,515,347)     334,322     (704,514)
Change in unrealized gains (losses)......   1,657,004    8,171,951    5,106,825    6,228,600    2,572,251    5,340,518
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,450,169    8,583,201    3,521,225    3,582,930    2,687,472    4,440,148
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      38,323       34,987       13,620       10,629       31,984       18,459
Benefit payments.........................    (933,121)    (921,832)    (459,452)    (726,034)    (382,539)    (210,349)
Payments on termination..................  (3,981,679)  (7,710,401)  (2,377,217)  (1,599,454)  (1,214,877)    (925,876)
Contract Maintenance Charge..............    (139,401)    (149,261)    (108,188)    (120,878)     (62,114)     (63,154)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   1,919,234    6,714,373   (1,460,480)    (324,628)    (679,617)    (546,300)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,096,644)  (2,032,134)  (4,391,717)  (2,760,365)  (2,307,163)  (1,727,220)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     353,525    6,551,067     (870,492)     822,565      380,309    2,712,928
NET ASSETS AT BEGINNING OF
 PERIOD..................................  34,857,382   28,306,315   25,384,601   24,562,036   14,018,637   11,305,709
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $35,210,907  $34,857,382  $24,514,109  $25,384,601  $14,398,946  $14,018,637
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,795,663    2,999,760    2,661,342    3,013,029    1,107,968    1,279,378
       Units issued......................     393,454    1,244,453       81,365      245,127      131,390      136,619
       Units redeemed....................    (635,227)  (1,448,550)    (520,398)    (596,814)    (299,234)    (308,029)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,553,890    2,795,663    2,222,309    2,661,342      940,124    1,107,968
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                               MFS VARIABLE         MFS VARIABLE
                                                  LORD ABBETT SERIES FUND     INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  --------------------  ------------------
                                                       MID-CAP VALUE            MFS GROWTH         MFS HIGH INCOME
                                                 ------------------------  --------------------  ------------------
                                                     2010         2009        2010       2009      2010      2009
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (325,222) $  (278,937) $ (10,461) $  (8,474) $ 32,211  $ 30,905
Net realized gains (losses).....................  (2,205,367)  (4,385,082)   (25,417)   (99,229)   (2,905)  (48,023)
Change in unrealized gains (losses).............   8,277,486   10,300,690    139,203    358,342    37,934   181,754
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from
 operations.....................................   5,746,897    5,636,671    103,325    250,639    67,240   164,636
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      17,271       29,996        465        100        86       261
Benefit payments................................    (679,444)    (735,884)   (12,424)    (2,254)  (10,490)       --
Payments on termination.........................  (2,999,105)  (2,246,946)   (95,033)  (169,381)  (46,065)  (92,865)
Contract Maintenance Charge.....................    (100,334)    (110,711)      (809)      (895)     (329)     (291)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,714,235)  (1,129,944)   (53,592)    50,262    (1,431)    1,980
                                                 -----------  -----------  ---------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (5,475,847)  (4,193,489)  (161,393)  (122,168)  (58,229)  (90,915)
                                                 -----------  -----------  ---------  ---------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     271,050    1,443,182    (58,068)   128,471     9,011    73,721
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  27,522,137   26,078,955    894,072    765,601   526,886   453,165
                                                 -----------  -----------  ---------  ---------  --------  --------
NET ASSETS AT END OF PERIOD..................... $27,793,187  $27,522,137  $ 836,004  $ 894,072  $535,897  $526,886
                                                 ===========  ===========  =========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   2,855,912    3,371,297    102,967    113,403    39,516    48,771
       Units issued.............................     121,403      301,418        669     19,301       722     2,875
       Units redeemed...........................    (641,927)    (816,803)   (16,345)   (29,737)   (4,713)  (12,130)
                                                 -----------  -----------  ---------  ---------  --------  --------
    Units outstanding at end of period..........   2,335,388    2,855,912     87,291    102,967    35,525    39,516
                                                 ===========  ===========  =========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                MFS VARIABLE            MFS VARIABLE           MFS VARIABLE
                                               INSURANCE TRUST         INSURANCE TRUST        INSURANCE TRUST
                                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                           ----------------------  ----------------------  --------------------
                                             MFS INVESTORS TRUST      MFS NEW DISCOVERY        MFS RESEARCH
                                           ----------------------  ----------------------  --------------------
                                              2010        2009        2010        2009        2010       2009
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (1,787) $    5,518  $  (25,740) $  (23,323) $  (3,066) $       8
Net realized gains (losses)...............     11,507     (76,174)     42,582    (174,730)   (16,637)   (32,375)
Change in unrealized gains (losses).......    134,820     424,077     535,296   1,063,886     90,568    192,086
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 operations...............................    144,540     353,421     552,138     865,833     70,865    159,719
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      4,318       3,580      18,466      14,180      8,000      1,200
Benefit payments..........................    (12,846)    (12,469)     (9,299)     (5,268)      (586)    (2,954)
Payments on termination...................   (212,217)   (268,913)   (488,483)   (308,773)  (132,180)  (102,446)
Contract Maintenance Charge...............     (1,188)     (1,368)     (2,023)     (1,929)      (306)      (340)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      3,512     (23,465)   (217,029)     66,176     (7,903)    18,097
                                           ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions....................   (218,421)   (302,635)   (698,368)   (235,614)  (132,975)   (86,443)
                                           ----------  ----------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (73,881)      50,786   (146,230)     630,219   (62,110)     73,276
NET ASSETS AT BEGINNING OF
 PERIOD...................................   1,739,571   1,688,785   2,153,874   1,523,655    670,371    597,095
                                           ----------  ----------  ----------  ----------  ---------  ---------
NET ASSETS AT END OF PERIOD...............  $1,665,690  $1,739,571  $2,007,644  $2,153,874  $ 608,261  $ 670,371
                                           ==========  ==========  ==========  ==========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    186,055     225,105     146,944     164,996     80,128     91,192
       Units issued.......................      7,586       9,299       7,068      21,631      1,531      3,651
       Units redeemed.....................    (30,839)    (48,349)    (52,422)    (39,683)   (17,949)   (14,715)
                                           ----------  ----------  ----------  ----------  ---------  ---------
    Units outstanding at end of period....    162,802     186,055     101,590     146,944     63,710     80,128
                                           ==========  ==========  ==========  ==========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                     MFS VARIABLE
                                                          MFS VARIABLE          MFS VARIABLE       INSURANCE TRUST
                                                         INSURANCE TRUST       INSURANCE TRUST     (SERVICE CLASS)
                                                           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------------  ------------------  -------------------
                                                                                                      MFS GROWTH
                                                        MFS RESEARCH BOND       MFS UTILITIES      (SERVICE CLASS)
                                                     ----------------------  ------------------  -------------------
                                                        2010        2009       2010      2009      2010       2009
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   25,465  $   48,144  $  4,449  $  5,451  $ (4,152) $  (4,355)
Net realized gains (losses).........................     28,443     (18,128)    1,227   (10,789)   12,092    (23,450)
Change in unrealized gains (losses).................     31,952     163,872    21,399    67,205    23,436    102,124
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from operations...     85,860     193,888    27,075    61,867    31,376     74,319
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      9,144      14,512        --       400        --         --
Benefit payments....................................    (16,008)     (1,912)       --        --   (10,892)        --
Payments on termination.............................   (189,526)   (357,973)  (29,338)  (46,422)  (45,452)  (159,936)
Contract Maintenance Charge.........................     (1,251)     (1,323)     (107)     (103)      (76)      (113)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     20,808     (50,003)    4,693    92,589    (2,303)    19,550
                                                     ----------  ----------  --------  --------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................   (176,833)   (396,699)  (24,752)   46,464   (58,723)  (140,499)
                                                     ----------  ----------  --------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    (90,973)   (202,811)    2,323   108,331   (27,347)   (66,180)
NET ASSETS AT BEGINNING OF PERIOD...................  1,457,605   1,660,416   254,323   145,992   292,053    358,233
                                                     ----------  ----------  --------  --------  --------  ---------
NET ASSETS AT END OF PERIOD......................... $1,366,632  $1,457,605  $256,646  $254,323  $264,706  $ 292,053
                                                     ==========  ==========  ========  ========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     89,259     116,509    14,043    10,607    34,562     56,962
       Units issued.................................      9,434       6,445       235     7,002        40      4,413
       Units redeemed...............................    (19,759)    (33,695)   (1,646)   (3,566)   (6,900)   (26,813)
                                                     ----------  ----------  --------  --------  --------  ---------
    Units outstanding at end of period..............     78,934      89,259    12,632    14,043    27,702     34,562
                                                     ==========  ==========  ========  ========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                   TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                       SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                   ---------------------  ---------------------  ---------------------
                                                   MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                     (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                                   ---------------------  ---------------------  ---------------------
                                                     2010        2009       2010        2009       2010        2009
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   (921)  $    (307)  $ (4,008)  $  (4,117)  $ (1,253)   $   (579)
Net realized gains (losses).......................    3,771      (1,342)     4,683     (24,117)     4,971        (781)
Change in unrealized gains (losses)...............   12,524      50,374     84,143     171,548     15,868      41,199
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from operations.   15,374      48,725     84,818     143,314     19,586      39,839
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --          --         60          60         --          --
Benefit payments..................................       --          --     (1,832)         --         --      (1,716)
Payments on termination...........................  (30,251)   (106,855)    (7,912)   (108,115)   (26,926)    (39,287)
Contract Maintenance Charge.......................     (174)       (178)       (96)       (120)       (51)        (59)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................      342         347    (39,315)    (12,043)       917      14,247
                                                   --------   ---------   --------   ---------    --------   --------
Increase (decrease) in net assets from contract
 transactions.....................................  (30,083)   (106,686)   (49,095)   (120,218)   (26,060)    (26,815)
                                                   --------   ---------   --------   ---------    --------   --------
INCREASE (DECREASE) IN NET ASSETS.................  (14,709)    (57,961)    35,723      23,096     (6,474)     13,024
NET ASSETS AT BEGINNING OF PERIOD.................  197,684     255,645    286,123     263,027    174,419     161,395
                                                   --------   ---------   --------   ---------    --------   --------
NET ASSETS AT END OF PERIOD....................... $182,975   $ 197,684   $321,846   $ 286,123   $167,945    $174,419
                                                   ========   =========   ========   =========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   21,059      33,993     28,790      42,603     19,273      22,851
       Units issued...............................       66         314        611       3,224        105       2,192
       Units redeemed.............................   (3,291)    (13,248)    (5,233)    (17,037)    (3,126)     (5,770)
                                                   --------   ---------   --------   ---------    --------   --------
    Units outstanding at end of period............   17,834      21,059     24,168      28,790     16,252      19,273
                                                   ========   =========   ========   =========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)      INVESTMENT SERIES          INVESTMENT SERIES
                                                SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                          ----------------------  ------------------------  --------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)         AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES
                                          ----------------------  ------------------------  --------------------------
                                             2010        2009         2010         2009         2010          2009
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   17,674  $   31,578  $  (192,030) $  (171,338) $ (2,288,368) $ (1,637,123)
Net realized gains (losses)..............      6,504     (44,231)     565,598     (252,579)    1,717,568    (9,056,751)
Change in unrealized gains (losses)......    123,836     322,224    2,466,203    6,287,908    44,920,163    94,011,113
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    148,014     309,571    2,839,771    5,863,991    44,349,363    83,317,239
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        700       1,200        4,170       50,910       162,694        79,471
Benefit payments.........................         --      (1,512)    (513,892)    (340,655)   (5,686,860)   (4,855,385)
Payments on termination..................   (116,904)    (91,055)  (1,351,106)    (549,521)  (17,184,247)  (13,474,340)
Contract Maintenance Charge..............       (142)       (147)      (9,977)     (10,720)     (113,617)     (120,903)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      2,881      68,855     (597,360)    (696,336)   (4,694,616)   (5,999,458)
                                          ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (113,465)    (22,659)  (2,468,165)  (1,546,322)  (27,516,646)  (24,370,615)
                                          ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     34,549     286,912      371,606    4,317,669    16,832,717    58,946,623
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,366,792   1,079,880   13,824,380    9,506,711   191,502,739   132,556,115
                                          ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD.............. $1,401,341  $1,366,792  $14,195,986  $13,824,380  $208,335,456  $191,502,739
                                          ==========  ==========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     77,898      79,735    1,100,531    1,256,393     5,605,630     6,491,940
       Units issued......................        206      14,264       50,363       73,201        96,281       144,628
       Units redeemed....................     (6,241)    (16,101)    (250,517)    (229,063)     (921,220)   (1,030,938)
                                          ----------  ----------  -----------  -----------  ------------  ------------
    Units outstanding at end of period...     71,863      77,898      900,377    1,100,531     4,780,691     5,605,630
                                          ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   610,929  $ 1,306,511        $    36,700       $  4,862,611  $  3,809,223
Net realized gains (losses)..............  (1,793,193)  (1,077,824)        (2,591,668)         1,103,072      (863,907)
Change in unrealized gains (losses)......   3,466,513   11,339,599          2,262,200          1,759,038    16,465,431
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................   2,284,249   11,568,286           (292,768)         7,724,721    19,410,747
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      45,609       61,817             68,565            103,842        40,254
Benefit payments.........................  (1,696,471)  (1,702,223)          (101,007)        (4,028,247)   (4,866,087)
Payments on termination..................  (4,482,734)  (4,424,051)          (139,937)       (10,585,779)  (11,098,021)
Contract Maintenance Charge..............     (31,351)     (36,668)            (1,687)           (45,312)      (50,708)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,000,369)  (2,335,328)        (5,374,646)          (924,623)      601,654
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,165,316)  (8,436,453)        (5,548,712)       (15,480,119)  (15,372,908)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,881,067)   3,131,833         (5,841,480)        (7,755,398)    4,037,839
NET ASSETS AT BEGINNING OF
 PERIOD..................................  56,333,150   53,201,317          5,841,480        105,871,136   101,833,297
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $50,452,083  $56,333,150        $        --       $ 98,115,738  $105,871,136
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,151,401    2,530,730            903,438          4,147,481     4,809,984
       Units issued......................      29,614       71,666             21,450            160,122       341,697
       Units redeemed....................    (360,768)    (450,995)          (924,888)          (746,259)   (1,004,200)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,820,247    2,151,401                 --          3,561,344     4,147,481
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                              LIMITED DURATION             MONEY MARKET                 STRATEGIST
                                          ------------------------  --------------------------  --------------------------
                                              2010         2009         2010          2009          2010          2009
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   302,384  $   475,727  $   (890,280) $ (1,290,063) $    241,912  $  1,104,055
Net realized gains (losses)..............    (637,427)    (659,939)           --            --    (2,396,999)   (7,474,506)
Change in unrealized gains (losses)......     471,589      828,256            --            --     8,488,777    26,717,710
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     136,546      644,044      (890,280)   (1,290,063)    6,333,690    20,347,259
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        (195)       1,295        55,754       319,572        42,477       153,273
Benefit payments.........................  (1,050,387)    (527,114)   (3,822,473)   (3,138,680)   (3,826,823)   (4,966,147)
Payments on termination..................  (1,661,762)  (1,553,420)  (17,287,169)  (32,918,633)  (11,235,100)  (12,695,266)
Contract Maintenance Charge..............      (8,004)      (9,378)      (42,762)      (54,187)      (59,432)      (68,013)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     642,435    1,982,636    (1,203,303)    7,751,921      (294,776)      (12,004)
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,077,913)    (105,981)  (22,299,953)  (28,040,007)  (15,373,654)  (17,588,157)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,941,367)     538,063   (23,190,233)  (29,330,070)   (9,039,964)    2,759,102
NET ASSETS AT BEGINNING OF
 PERIOD..................................  15,794,531   15,256,468    78,018,924   107,348,994   128,785,738   126,026,636
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $13,853,164  $15,794,531  $ 54,828,691  $ 78,018,924  $119,745,774  $128,785,738
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,519,589    1,528,725     5,288,769     7,145,064     4,778,719     5,406,472
       Units issued......................     159,118      391,550       985,190     2,383,526       145,059       370,156
       Units redeemed....................    (357,169)    (400,686)   (2,511,464)   (4,239,821)     (721,343)     (997,909)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,321,538    1,519,589     3,762,495     5,288,769     4,202,435     4,778,719
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                           MORGAN STANLEY VARIABLE       INVESTMENT SERIES         INVESTMENT SERIES
                                              INVESTMENT SERIES          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                                                         AGGRESSIVE EQUITY       CAPITAL OPPORTUNITIES
                                                  UTILITIES              (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2010         2009          2010         2009         2010          2009
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   918,021  $  1,100,574  $  (272,476) $  (239,618) $ (1,027,531) $  (837,901)
Net realized gains (losses)..............  (1,598,843)   10,904,961      878,059       75,452     3,414,815     (379,592)
Change in unrealized gains (losses)......   3,366,144    (3,042,545)   2,736,728    7,087,581    11,287,651   28,109,155
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   2,685,322     8,962,990    3,342,311    6,923,415    13,674,935   26,891,662
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     123,678        47,835       20,549        6,588        32,237       30,201
Benefit payments.........................  (3,031,800)   (2,955,696)    (387,259)    (180,132)   (1,189,621)  (1,338,881)
Payments on termination..................  (5,514,039)   (5,900,045)  (1,576,508)  (1,113,781)   (6,767,904)  (3,760,103)
Contract Maintenance Charge..............     (32,052)      (37,702)     (22,117)     (24,863)     (135,517)    (145,441)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (959,977)   (2,465,117)    (217,990)    (706,471)   (2,862,920)  (4,054,582)
                                          -----------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (9,414,190)  (11,310,725)  (2,183,325)  (2,018,659)  (10,923,725)  (9,268,806)
                                          -----------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,728,868)   (2,347,735)   1,158,986    4,904,756     2,751,210   17,622,856
NET ASSETS AT BEGINNING OF
 PERIOD..................................  62,829,902    65,177,637   16,328,634   11,423,878    61,676,867   44,054,011
                                          -----------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $56,101,034  $ 62,829,902  $17,487,620  $16,328,634  $ 64,428,077  $61,676,867
                                          ===========  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,729,423     3,369,461    1,615,247    1,870,119     5,874,484    6,953,097
       Units issued......................      60,372       125,148       97,051       46,094       137,441      231,836
       Units redeemed....................    (476,047)     (765,186)    (306,807)    (300,966)   (1,092,482)  (1,310,449)
                                          -----------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   2,313,748     2,729,423    1,405,491    1,615,247     4,919,443    5,874,484
                                          ===========  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE  MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES        INVESTMENT SERIES         INVESTMENT SERIES
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ----------------------- --------------------------
                                               EUROPEAN EQUITY         GLOBAL ADVANTAGE             INCOME PLUS
                                              (CLASS Y SHARES)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                          ------------------------  ----------------------- --------------------------
                                              2010         2009            2009 (CA)            2010          2009
                                          -----------  -----------  ----------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   111,478  $   315,110        $     9,427       $  5,439,115  $  4,404,680
Net realized gains (losses)..............    (491,911)    (172,553)        (1,288,067)         2,412,416      (950,167)
Change in unrealized gains (losses)......   1,175,369    3,687,426          1,045,866          1,241,447    21,691,230
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 operations..............................     794,936    3,829,983           (232,774)         9,092,978    25,145,743
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      18,174       21,618                 --            338,360        39,129
Benefit payments.........................    (225,621)    (381,087)            (7,881)        (4,191,045)   (3,855,059)
Payments on termination..................  (1,661,599)  (1,108,672)           (57,778)       (27,360,225)  (11,519,202)
Contract Maintenance Charge..............     (28,725)     (32,421)            (1,091)          (326,097)     (365,642)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (360,329)    (942,051)        (4,124,409)          (938,823)    2,775,125
                                          -----------  -----------        -----------       ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,258,100)  (2,442,613)        (4,191,159)       (32,477,830)  (12,925,649)
                                          -----------  -----------        -----------       ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,463,164)   1,387,370         (4,423,933)       (23,384,852)   12,220,094
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,682,069   17,294,699          4,423,933        144,625,064   132,404,970
                                          -----------  -----------        -----------       ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $17,218,905  $18,682,069        $        --       $121,240,212  $144,625,064
                                          ===========  ===========        ===========       ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,793,332    2,095,932            688,306         10,696,039    11,768,606
       Units issued......................      52,612       56,240             13,860            633,964     1,200,972
       Units redeemed....................    (283,036)    (358,840)          (702,166)        (2,901,180)   (2,273,539)
                                          -----------  -----------        -----------       ------------  ------------
    Units outstanding at end of
     period..............................   1,562,908    1,793,332                 --          8,428,823    10,696,039
                                          ===========  ===========        ===========       ============  ============

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                              LIMITED DURATION             MONEY MARKET                STRATEGIST
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  --------------------------  ------------------------
                                              2010         2009         2010          2009          2010         2009
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   882,381  $ 1,484,522  $ (1,172,327) $ (1,579,222) $  (214,899) $   186,692
Net realized gains (losses)..............  (2,639,273)  (2,507,432)           --            --     (920,597)  (2,282,298)
Change in unrealized gains (losses)......   2,058,996    3,207,337            --            --    3,619,969   10,965,917
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     302,104    2,184,427    (1,172,327)   (1,579,222)   2,484,473    8,870,311
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      82,999       35,448        67,849       372,036      147,334       34,955
Benefit payments.........................  (1,349,086)  (1,229,776)   (2,461,495)   (2,228,360)  (1,252,510)  (1,305,181)
Payments on termination..................  (6,216,686)  (5,730,333)  (17,836,926)  (26,911,027)  (4,627,249)  (3,651,772)
Contract Maintenance Charge..............    (118,811)    (143,798)     (217,214)     (268,864)    (107,706)    (116,204)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     535,029    2,542,619     8,002,332      (126,383)     132,000    3,215,220
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,066,555)  (4,525,840)  (12,445,454)  (29,162,598)  (5,708,131)  (1,822,982)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,764,451)  (2,341,414)  (13,617,781)  (30,741,820)  (3,223,658)   7,047,329
NET ASSETS AT BEGINNING OF
 PERIOD..................................  58,968,132   61,309,545    78,126,161   108,867,981   58,365,297   51,317,968
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $52,203,681  $58,968,132  $ 64,508,380  $ 78,126,161  $55,141,639  $58,365,297
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,355,059    6,856,290     7,479,720    10,268,197    4,690,562    4,860,700
       Units issued......................     653,091      916,764     2,194,698     3,112,704      202,909      630,511
       Units redeemed....................  (1,420,544)  (1,417,995)   (3,392,492)   (5,901,181)    (656,128)    (800,649)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   5,587,606    6,355,059     6,281,926     7,479,720    4,237,343    4,690,562
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE
                                                     INVESTMENT SERIES     NEUBERGER & BERMAN        OPPENHEIMER
                                                     (CLASS Y SHARES)      ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                        SUB-ACCOUNT        TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------   ----------------------
                                                         UTILITIES                                   OPPENHEIMER
                                                     (CLASS Y SHARES)         AMT PARTNERS            BALANCED
                                                 ------------------------  -----------------   ----------------------
                                                     2010         2009       2010      2009       2010        2009
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   165,036  $   217,100  $  (285)  $    196  $   (1,287) $  (27,080)
Net realized gains (losses).....................    (543,801)   3,554,125   (1,038)    (7,630)    (92,511)   (469,325)
Change in unrealized gains (losses).............   1,026,916   (1,217,724)   5,444     20,935     318,913     815,817
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................     648,151    2,553,501    4,121     13,501     225,115     319,412
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      19,530        5,583       --         --      16,358       3,660
Benefit payments................................    (530,055)    (548,903)      --         --    (117,791)    (19,383)
Payments on termination.........................  (1,875,713)  (1,040,534)  (1,614)    (6,151)   (193,671)   (415,892)
Contract Maintenance Charge.....................     (17,400)     (19,354)     (26)       (32)     (1,160)     (1,122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (206,830)     424,233       --     (7,293)    205,189     332,110
                                                 -----------  -----------  -------   --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (2,610,468)  (1,178,975)  (1,640)   (13,476)    (91,075)   (100,627)
                                                 -----------  -----------  -------   --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,962,317)   1,374,526    2,481         25     134,040     218,785
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  17,354,345   15,979,819   31,206     31,181   2,103,113   1,884,328
                                                 -----------  -----------  -------   --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $15,392,028  $17,354,345  $33,687   $ 31,206  $2,237,153  $2,103,113
                                                 ===========  ===========  =======   ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,705,897    1,833,527    2,616      4,016     214,809     237,179
       Units issued.............................      66,252      196,734       --        758      22,917      56,087
       Units redeemed...........................    (318,377)    (324,364)    (135)    (2,158)    (32,218)    (78,457)
                                                 -----------  -----------  -------   --------  ----------  ----------
    Units outstanding at end of period..........   1,453,772    1,705,897    2,481      2,616     205,508     214,809
                                                 ===========  ===========  =======   ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                              2010         2009        2010        2009         2010         2009
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (52,917) $   (46,970) $    9,411  $  (20,664) $     7,860  $    46,496
Net realized gains (losses)...............    (12,571)    (388,055)   (146,623)   (377,005)       4,474     (497,387)
Change in unrealized gains (losses).......    368,568    2,039,475     287,855     501,628      502,285    1,753,670
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    303,080    1,604,450     150,643     103,959      514,619    1,302,779
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     55,972       47,067      10,963       6,675       33,254       36,730
Benefit payments..........................    (64,512)     (46,643)         --     (21,777)     (23,916)     (51,405)
Payments on termination...................   (690,457)  (1,065,354)   (267,038)   (355,547)    (890,496)  (1,076,511)
Contract Maintenance Charge...............     (4,654)      (5,127)     (1,383)     (1,335)      (3,875)      (4,276)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (16,919)    (241,433)    (62,124)     56,393     (129,612)    (612,392)
                                           ----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (720,570)  (1,311,490)   (319,582)   (315,591)  (1,014,645)  (1,707,854)
                                           ----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (417,490)     292,960    (168,939)   (211,632)    (500,026)    (405,075)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,807,912    4,514,952   1,637,817   1,849,449    4,473,103    4,878,178
                                           ----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $4,390,422  $ 4,807,912  $1,468,878  $1,637,817  $ 3,973,077  $ 4,473,103
                                           ==========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    516,741      693,028     176,259     215,279      270,564      414,850
       Units issued.......................     17,628       58,210       6,941      33,201        6,668       26,490
       Units redeemed.....................    (96,224)    (234,497)    (39,416)    (72,221)     (67,875)    (170,776)
                                           ----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....    438,145      516,741     143,784     176,259      209,357      270,564
                                           ==========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                               OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                         VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------  --------------------   ----------------------
                               OPPENHEIMER
                                 GLOBAL               OPPENHEIMER             OPPENHEIMER
                          STRATEGIC INCOME (BH)       HIGH INCOME             MAIN STREET
                         ----------------------  --------------------   ----------------------
                            2010        2009        2010        2009       2010        2009
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment
 income (loss).......... $  244,194  $  (31,734) $  19,647   $  (4,839) $   (6,795) $   12,783
Net realized gains
 (losses)...............     54,957    (112,348)  (144,553)   (251,926)    (22,751)   (244,508)
Change in
 unrealized gains
 (losses)...............    129,261     645,807    173,530     336,305     326,026     774,954
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 operations.............    428,412     501,725     48,624      79,540     296,480     543,229
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits................      7,270       6,651      7,897       4,204       1,440       3,896
Benefit payments........    (27,408)    (47,594)    (3,926)     (8,366)    (58,591)    (54,526)
Payments on
 termination............   (430,973)   (820,065)   (54,317)    (52,165)   (351,572)   (561,976)
Contract
 Maintenance Charge.....       (983)     (1,145)      (369)       (326)     (1,463)     (1,702)
Transfers among the
 sub-accounts and
 with the Fixed
 Account--net...........    (69,410)    (27,128)    (8,622)     46,147     (27,351)     (9,717)
                         ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease)
 in net assets from
 contract
 transactions...........   (521,504)   (889,281)   (59,337)    (10,506)   (437,537)   (624,025)
                         ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS..........    (93,092)   (387,556)   (10,713)     69,034    (141,057)    (80,796)
NET ASSETS AT
 BEGINNING OF PERIOD....  3,424,384   3,811,940    396,050     327,016   2,417,714   2,498,510
                         ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END
 OF PERIOD.............. $3,331,292  $3,424,384  $ 385,337   $ 396,050  $2,276,657  $2,417,714
                         ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
   Units
     outstanding at
     beginning of
     period.............    216,767     283,854    116,219     118,768     278,666     361,952
      Units issued......      3,953      57,313      5,501      32,896       4,241      46,532
      Units redeemed....    (34,545)   (124,400)   (21,860)    (35,445)    (53,211)   (129,818)
                         ----------  ----------  ---------   ---------  ----------  ----------
   Units
     outstanding at
     end of period......    186,175     216,767     99,860     116,219     229,696     278,666
                         ==========  ==========  =========   =========  ==========  ==========

--------
(bh)Previously known as Oppenheimer Strategic Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                       OPPENHEIMER
                                                       OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ----------------------  --------------------   ------------------------
                                                       OPPENHEIMER            OPPENHEIMER
                                                       MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                                        SMALL CAP             GROWTH (BI)               BALANCED
                                                 ----------------------  --------------------   ------------------------
                                                    2010        2009     2010 (BI)      2009        2010         2009
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (10,175) $   (5,848) $ (10,793)  $  (9,937) $   (71,379) $  (271,560)
Net realized gains (losses).....................     93,174     (67,529)   (14,766)   (101,515)  (1,422,647)  (2,578,623)
Change in unrealized gains (losses).............    242,071     597,880    188,958     294,690    3,264,950    5,895,761
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................    325,070     524,503    163,399     183,238    1,770,924    3,045,578
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     10,081      14,525         75          60       73,700       17,580
Benefit payments................................     (3,299)    (19,004)    (4,628)     (6,547)    (299,204)    (350,057)
Payments on termination.........................   (419,504)   (375,005)  (113,477)   (104,459)  (1,891,142)  (1,600,367)
Contract Maintenance Charge.....................     (2,421)     (2,562)      (423)       (479)     (72,127)     (81,437)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (157,659)     (7,827)   (21,332)     24,902     (235,981)    (402,819)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (572,802)   (389,873)  (139,785)    (86,523)  (2,424,754)  (2,417,100)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (247,732)    134,630     23,614      96,715     (653,830)     628,478
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,876,118   1,741,488    738,103     641,388   17,990,414   17,361,936
                                                 ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $1,628,386  $1,876,118  $ 761,717   $ 738,103  $17,336,584  $17,990,414
                                                 ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    107,416     134,741    129,519     136,006    1,683,576    1,944,095
       Units issued.............................      5,977      17,236      1,953      35,892      110,851      200,919
       Units redeemed...........................    (36,887)    (44,561)   (23,568)    (42,379)    (331,399)    (461,438)
                                                 ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of period..........     76,506     107,416    107,904     129,519    1,463,028    1,683,576
                                                 ==========  ==========  =========   =========  ===========  ===========

--------
(bi)Previously known as Oppenheimer MidCap Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (661,698) $  (645,765) $    41,740  $  (509,986) $   (69,660) $    85,359
Net realized gains (losses)..............      94,389   (2,180,138)  (2,865,547)  (3,093,346)    (228,316)  (1,400,668)
Change in unrealized gains (losses)......   3,484,834   17,056,722    6,118,163    6,089,497    3,202,212    7,992,226
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   2,917,525   14,230,819    3,294,356    2,486,165    2,904,236    6,676,917
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      52,644       44,317      120,290       54,612       43,948       62,307
Benefit payments.........................    (612,853)    (682,724)  (1,314,635)  (1,053,803)    (488,888)    (623,960)
Payments on termination..................  (4,502,001)  (3,537,287)  (4,034,399)  (2,550,494)  (2,673,080)  (1,739,732)
Contract Maintenance Charge..............    (178,473)    (204,115)    (166,357)    (178,014)     (70,078)     (74,836)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,401,109)  (2,635,293)   1,580,123    4,664,287     (482,431)  (1,275,519)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,641,792)  (7,015,102)  (3,814,978)     936,588   (3,670,529)  (3,651,740)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,724,267)   7,215,717     (520,622)   3,422,753     (766,293)   3,025,177
NET ASSETS AT BEGINNING OF
 PERIOD..................................  45,528,451   38,312,734   36,231,447   32,808,694   23,816,248   20,791,071
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,804,184  $45,528,451  $35,710,825  $36,231,447  $23,049,955  $23,816,248
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,794,540    4,530,192    5,217,366    5,071,333    1,307,066    1,565,108
       Units issued......................     207,673      325,590      893,237    1,443,942       79,222      139,886
       Units redeemed....................    (759,728)  (1,061,242)  (1,418,245)  (1,297,909)    (275,534)    (397,928)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              OPPENHEIMER                OPPENHEIMER               OPPENHEIMER
                                         VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                       -------------------------  ------------------------  -------------------------
                                              OPPENHEIMER
                                            GLOBAL STRATEGIC             OPPENHEIMER               OPPENHEIMER
                                            INCOME (SS) (BJ)          HIGH INCOME (SS)           MAIN STREET (SS)
                                       -------------------------  ------------------------  -------------------------
                                         2010 (BK)       2009         2010         2009         2010          2009
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  6,593,204  $(1,248,040) $   705,685  $  (220,666) $   (431,899) $    27,634
Net realized gains (losses)...........    1,017,841   (1,148,406)  (3,475,427)  (3,570,261)     (865,818)  (3,511,339)
Change in unrealized gains
 (losses).............................    4,265,156   16,633,969    4,604,330    6,936,998     9,619,991   17,965,754
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   11,876,201   14,237,523    1,834,588    3,146,071     8,322,274   14,482,049
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       58,250      137,331       60,349       11,254       169,490      125,031
Benefit payments......................   (2,155,857)  (2,012,004)    (272,948)    (148,016)   (1,003,028)  (1,109,924)
Payments on termination...............  (10,512,991)  (7,537,050)  (1,418,280)    (938,866)   (7,187,836)  (5,110,609)
Contract Maintenance Charge...........     (378,018)    (418,122)     (77,837)     (80,961)     (275,154)    (309,961)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,925,587)   1,116,805     (466,138)   1,321,866    (3,195,664)  (2,121,864)
                                       ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (15,914,203)  (8,713,040)  (2,174,854)     165,277   (11,492,192)  (8,527,327)
                                       ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   (4,038,002)   5,524,483     (340,266)   3,311,348    (3,169,918)   5,954,722
NET ASSETS AT BEGINNING
 OF PERIOD............................   99,442,185   93,917,702   15,852,017   12,540,669    67,248,439   61,293,717
                                       ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 95,404,183  $99,442,185  $15,511,751  $15,852,017  $ 64,078,521  $67,248,439
                                       ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    6,797,883    7,484,091    4,122,189    4,040,732     5,396,030    6,194,591
       Units issued...................      405,721      947,971      213,049      911,602       265,738      567,532
       Units redeemed.................   (1,433,464)  (1,634,179)    (755,192)    (830,145)   (1,153,333)  (1,366,093)
                                       ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................    5,770,140    6,797,883    3,580,046    4,122,189     4,508,435    5,396,030
                                       ============  ===========  ===========  ===========  ============  ===========

--------
(bj)Previously known as Oppenheimer Strategic Bond (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                      SMALL CAP (SS)            GROWTH (SS)(BK)      (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2010         2009         2010         2009      2010      2009
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (328,943) $  (243,602) $  (160,372) $  (145,670) $    5    $   35
Net realized gains (losses).....................     235,136   (1,772,664)    (136,094)    (821,277)     45       216
Change in unrealized gains (losses).............   5,525,640    9,851,227    2,553,841    3,351,145      85       (12)
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................   5,431,833    7,834,961    2,257,375    2,384,198     135       239
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      30,833       42,340       18,643       10,652      --        --
Benefit payments................................    (435,045)    (368,515)    (212,715)    (140,785)     --        --
Payments on termination.........................  (3,044,357)  (2,159,902)  (1,219,276)    (677,134)   (923)       --
Contract Maintenance Charge.....................    (130,380)    (139,056)     (49,887)     (52,563)     (4)       (9)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,895,318)  (1,271,930)    (495,769)    (275,115)     31       211
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,474,267)  (3,897,063)  (1,959,004)  (1,134,945)   (896)      202
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET ASSETS...............     (42,434)   3,937,898      298,371    1,249,253    (761)      441
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,859,918   24,922,020   10,066,624    8,817,371   2,152     1,711
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $28,817,484  $28,859,918  $10,364,995  $10,066,624  $1,391    $2,152
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,723,224    2,003,980      913,633    1,041,351     164       149
       Units issued.............................      64,251      235,275       27,785       85,241       2        16
       Units redeemed...........................    (366,936)    (516,031)    (189,175)    (212,959)    (67)       (1)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,420,539    1,723,224      752,243      913,633      99       164
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(bk)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE    PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST      INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------  ----------------------
                                                                         PIMCO TOTAL      PIMCO VIT COMMODITY
                                                       MONEY MARKET         RETURN        REALRETURN STRATEGY
                                                     ----------------  ---------------  ----------------------
                                                       2010     2009    2010     2009      2010        2009
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (328) $  (334) $    9  $    41  $  580,278  $  130,753
Net realized gains (losses).........................      --       --      41       61     (68,488)    127,797
Change in unrealized gains (losses).................      --       --      23       46     451,021     727,691
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from operations...    (328)    (334)     73      148     962,811     986,241
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --       --       2,400       3,200
Benefit payments....................................      --       --      --       --      (7,805)    (20,533)
Payments on termination.............................  (1,681)  (4,555)     --   (2,469)   (340,936)   (130,362)
Contract Maintenance Charge.........................     (47)     (57)     (6)      (6)    (24,776)    (20,642)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      69    5,736      47      158   1,077,523   1,118,662
                                                     -------  -------  ------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,659)   1,124      41   (2,317)    706,406     950,325
                                                     -------  -------  ------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................  (1,987)     790     114   (2,169)  1,669,217   1,936,566
NET ASSETS AT BEGINNING OF PERIOD...................  23,834   23,044   1,150    3,319   3,951,625   2,015,059
                                                     -------  -------  ------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,847  $23,834  $1,264  $ 1,150  $5,620,842  $3,951,625
                                                     =======  =======  ======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,258    2,152      78      254     447,186     317,764
       Units issued.................................       9      538       8       11     145,159     199,905
       Units redeemed...............................    (167)    (432)     (5)    (187)    (72,334)    (70,483)
                                                     -------  -------  ------  -------  ----------  ----------
    Units outstanding at end of period..............   2,100    2,258      81       78     520,011     447,186
                                                     =======  =======  ======  =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                     PIMCO                     PIMCO
                                        VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                               PIMCO VIT
                                               EMERGING               PIMCO VIT REAL            PIMCO VIT TOTAL
                                             MARKETS BOND                 RETURN                    RETURN
                                           (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                        ----------------------   ------------------------  ------------------------
                                           2010         2009         2010         2009         2010         2009
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   57,164   $   47,691  $   (32,466) $   107,723  $   222,285  $   969,225
Net realized gains (losses)............     27,023      (30,660)     216,916      264,449    1,544,385    1,214,814
Change in unrealized gains
 (losses)..............................     52,052      255,294      416,148      905,157      289,086      965,028
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    136,239      272,325      600,598    1,277,329    2,055,756    3,149,067
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................        339          274           --           --        4,840        7,714
Benefit payments.......................    (18,432)     (81,588)    (122,413)    (184,642)    (511,706)    (551,249)
Payments on termination................   (260,866)     (66,621)  (1,949,529)  (1,372,176)  (5,647,684)  (3,305,141)
Contract Maintenance Charge............     (9,532)      (7,180)     (49,104)     (47,595)    (157,591)    (155,557)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  1,167,804      510,215      767,579    1,883,586    2,818,178   11,154,987
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................    879,313      355,100   (1,353,467)     279,173   (3,493,963)   7,150,754
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  1,015,552      627,425     (752,869)   1,556,502   (1,438,207)  10,299,821
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,467,668      840,243    9,720,910    8,164,408   33,411,430   23,111,609
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $2,483,220   $1,467,668  $ 8,968,041  $ 9,720,910  $31,973,223  $33,411,430
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    122,476       89,915      831,872      813,514    2,629,273    2,039,224
       Units issued....................    118,506       64,783      128,540      343,530      478,902    1,361,782
       Units redeemed..................    (53,126)     (32,222)    (237,508)    (325,172)    (739,099)    (771,733)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PREMIER VIT     PREMIER VIT     PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                             SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------- -------------- ------------------------  ---------------------
                                                NACM
                                              SMALL CAP                           VT AMERICAN             VT CAPITAL
                                          PORTFOLIO CLASS I OPCAP BALANCED     GOVERNMENT INCOME         APPRECIATION
                                          ----------------- -------------- ------------------------  ---------------------
                                                2009          2009 (CA)        2010         2009         2009 (CB)(CC)
                                          ----------------- -------------- -----------  -----------  ---------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............      $    (7)        $   243     $ 2,624,754  $ 1,194,503       $    86,899
Net realized gains (losses)..............       (1,317)         (4,373)        833,135      341,120        (5,158,463)
Change in unrealized gains (losses)......        1,284           3,911      (1,900,749)   6,036,751         4,619,172
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 operations..............................          (40)           (219)      1,557,140    7,572,374          (452,392)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................           --              --          48,956       66,856               542
Benefit payments.........................           --              --      (1,182,658)  (1,122,282)          (23,136)
Payments on termination..................       (1,207)           (412)     (5,661,074)  (5,609,613)          (67,703)
Contract Maintenance Charge..............           (3)             (6)        (89,852)    (108,907)           (3,559)
Transfers among the sub-accounts and
 with the Fixed Account--net.............           --          (5,362)       (135,936)   1,016,814        (5,952,301)
                                               -------         -------     -----------  -----------       -----------
Increase (decrease) in net assets from
 contract transactions...................       (1,210)         (5,780)     (7,020,564)  (5,757,132)       (6,046,157)
                                               -------         -------     -----------  -----------       -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................       (1,250)         (5,999)     (5,463,424)   1,815,242        (6,498,549)
NET ASSETS AT BEGINNING OF
 PERIOD..................................        1,250           5,999      43,436,158   41,620,916         6,498,549
                                               -------         -------     -----------  -----------       -----------
NET ASSETS AT END OF
 PERIOD..................................      $    --         $    --     $37,972,734  $43,436,158       $        --
                                               =======         =======     ===========  ===========       ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................          120             789       2,804,488    3,186,249         1,198,678
       Units issued......................           --              --         261,986      751,302             2,731
       Units redeemed....................         (120)           (789)       (696,185)  (1,133,063)       (1,201,409)
                                               -------         -------     -----------  -----------       -----------
    Units outstanding at end of
     period..............................           --              --       2,370,289    2,804,488                --
                                               =======         =======     ===========  ===========       ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST  PUTNAM VARIABLE TRUST   PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  --------------------- ------------------------
                                                VT CAPITAL            VT DISCOVERY           VT DIVERSIFIED
                                               OPPORTUNITIES             GROWTH                  INCOME
                                          ----------------------  --------------------- ------------------------
                                             2010        2009         2009 (CC)(CD)         2010         2009
                                          ----------  ----------  --------------------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (55,783) $  (28,238)      $   (10,835)     $ 5,719,390  $ 2,301,132
Net realized gains (losses)..............    (21,785)   (312,525)       (3,743,200)        (650,270)  (2,370,454)
Change in unrealized gains (losses)......  1,318,053   1,677,276         3,600,148         (457,952)  17,162,129
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,240,485   1,336,513          (153,887)       4,611,168   17,092,807
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     10,764       4,790             2,091           39,533       77,195
Benefit payments.........................   (102,982)    (99,511)          (17,944)      (1,067,422)  (1,249,646)
Payments on termination..................   (453,954)   (263,091)          (46,974)      (5,210,597)  (4,994,176)
Contract Maintenance Charge..............    (15,548)    (14,153)           (4,621)         (96,417)    (105,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    752,735     385,160        (7,161,906)      (3,170,931)     (92,223)
                                          ----------  ----------       -----------      -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................    191,015      13,195        (7,229,354)      (9,505,834)  (6,364,441)
                                          ----------  ----------       -----------      -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,431,500   1,349,708        (7,383,241)      (4,894,666)  10,728,366
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,415,151   3,065,443         7,383,241       45,808,781   35,080,415
                                          ----------  ----------       -----------      -----------  -----------
NET ASSETS AT END OF PERIOD.............. $5,846,651  $4,415,151       $        --      $40,914,115  $45,808,781
                                          ==========  ==========       ===========      ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    290,101     288,971         2,154,236        3,023,327    3,544,700
       Units issued......................     93,382      73,792             3,212          214,582      470,515
       Units redeemed....................    (82,144)    (72,662)       (2,157,448)        (806,716)    (991,888)
                                          ----------  ----------       -----------      -----------  -----------
    Units outstanding at end of period...    301,339     290,101                --        2,431,193    3,023,327
                                          ==========  ==========       ===========      ===========  ===========

--------
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                 VT EQUITY                   VT GLOBAL                  VT GEORGE
                                                  INCOME               PUTNAM BALANCED (BL)         ASSET ALLOCATION
                                        --------------------------  --------------------------  ------------------------
                                            2010        2009 (CE)       2010          2009          2010         2009
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $    495,302  $   (190,121) $  2,929,938  $  2,424,498  $ 1,373,193  $ 1,242,425
Net realized gains (losses)............    4,182,640       234,695    (7,079,266)   (9,204,960)    (304,519)  (1,512,825)
Change in unrealized gains
 (losses)..............................    5,357,754    26,826,357    10,861,372    23,141,018    2,768,905    8,448,755
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   10,035,696    26,870,931     6,712,044    16,360,556    3,837,579    8,178,355
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      141,233       129,160       150,973       128,897       68,972       36,961
Benefit payments.......................   (2,045,073)   (1,778,012)   (2,515,778)   (1,676,705)    (565,933)    (406,816)
Payments on termination................  (10,370,921)   (7,267,413)   (6,831,692)   (6,340,302)  (3,335,406)  (2,955,678)
Contract Maintenance Charge............     (354,999)     (370,478)     (240,385)     (276,100)    (115,464)    (119,678)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (4,925,341)   64,860,029    (2,875,435)   (2,592,437)      11,149    1,319,893
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (17,555,101)   55,573,286   (12,312,317)  (10,756,647)  (3,936,682)  (2,125,318)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (7,519,405)   82,444,217    (5,600,273)    5,603,909      (99,103)   6,053,037
NET ASSETS AT BEGINNING
 OF PERIOD.............................  103,260,552    20,816,335    81,675,932    76,072,023   32,862,698   26,809,661
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 95,741,147  $103,260,552  $ 76,075,659  $ 81,675,932  $32,763,595  $32,862,698
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508    3,028,227
       Units issued....................      486,731    15,528,137       324,587       505,002      389,741      477,224
       Units redeemed..................   (1,780,255)   (9,394,177)   (1,585,120)   (1,826,397)    (739,102)    (717,943)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
                                        ============  ============  ============  ============  ===========  ===========

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   206,202  $  (308,052) $   183,339  $  (470,200) $   537,845  $   589,538
Net realized gains (losses)..............  (2,635,975)  (2,986,389)     125,946    3,220,444     (561,839)     603,026
Change in unrealized gains (losses)......   4,107,090    8,971,464     (118,805)   4,460,926      (49,336)    (223,334)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,677,317    5,677,023      190,480    7,211,170      (73,330)     969,230
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      19,647       26,501      104,189      230,675       45,376      100,655
Benefit payments.........................    (456,119)    (335,752)    (727,085)    (591,459)    (615,568)    (501,833)
Payments on termination..................  (2,357,800)  (1,542,293)  (2,982,787)  (2,651,179)  (1,978,978)  (2,040,282)
Contract Maintenance Charge..............     (77,914)     (91,714)    (122,594)    (144,419)     (58,260)     (70,131)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,031,741)  (1,222,071)  (2,250,059)  (1,295,384)  (1,236,659)  (1,154,274)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,903,927)  (3,165,329)  (5,978,336)  (4,451,766)  (3,844,089)  (3,665,865)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,226,610)   2,511,694   (5,787,856)   2,759,404   (3,917,419)  (2,696,635)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  25,104,499   22,592,805   35,954,634   33,195,230   22,485,636   25,182,271
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $21,877,889  $25,104,499  $30,166,778  $35,954,634  $18,568,217  $22,485,636
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,493,580    4,024,138    2,932,440    3,362,364    1,865,488    2,221,327
       Units issued......................      99,161      197,308      142,569      322,301       81,962      250,943
       Units redeemed....................    (808,209)    (727,866)    (641,057)    (752,225)    (419,669)    (606,782)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  ------------------------
                                              2010          2009          2010         2009         2010         2009
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    329,592  $  2,420,576  $  (132,499) $   (63,958) $ 3,507,323  $ 4,654,755
Net realized gains (losses)..............  (19,129,341)  (26,895,996)    (643,032)    (754,686)    (732,235)  (3,570,041)
Change in unrealized gains (losses)......   40,303,085    69,566,817    2,327,132    4,125,145    3,848,880   19,461,222
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   21,503,336    45,091,397    1,551,601    3,306,501    6,623,968   20,545,936
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      377,187       399,301       10,960       18,515       76,019      163,886
Benefit payments.........................   (6,028,111)   (4,975,661)    (255,783)     (49,523)  (1,772,540)  (1,205,669)
Payments on termination..................  (17,994,256)  (15,554,718)    (904,197)    (634,515)  (7,355,478)  (5,169,121)
Contract Maintenance Charge..............     (533,918)     (604,615)     (39,508)     (42,224)    (188,970)    (204,190)
Transfers among the sub-accounts and
 with the Fixed Account-- net............  (13,676,235)   (6,967,941)  (1,139,752)     297,914     (721,684)    (509,645)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (37,855,333)  (27,703,634)  (2,328,280)    (409,833)  (9,962,653)  (6,924,739)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (16,351,997)   17,387,763     (776,679)   2,896,668   (3,338,685)  13,621,197
NET ASSETS AT BEGINNING OF
 PERIOD..................................  200,606,533   183,218,770   11,749,862    8,853,194   59,792,934   46,171,737
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $184,254,536  $200,606,533  $10,973,183  $11,749,862  $56,454,249  $59,792,934
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   21,904,793    25,666,932    2,855,670    2,985,105    3,702,959    4,230,215
       Units issued......................      605,703     1,275,024      143,310      370,142      422,899      715,121
       Units redeemed....................   (4,700,317)   (5,037,163)    (693,215)    (499,577)  (1,025,588)  (1,242,377)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670    3,100,270    3,702,959
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                                                  VT                         VT
                                                                             INTERNATIONAL              INTERNATIONAL
                                                   VT INCOME                    EQUITY                   GROWTH (BM)
                                          --------------------------  --------------------------  ------------------------
                                              2010          2009          2010          2009          2010         2009
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 12,919,412  $  5,499,363  $  2,877,717  $ (2,065,308) $   309,082  $    14,133
Net realized gains (losses)..............     (153,035)   (5,624,894)  (13,990,165)  (17,035,142)     229,123     (519,126)
Change in unrealized gains (losses)......   (2,094,609)   45,504,357    20,648,097    47,135,096    1,212,268    6,546,075
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   10,671,768    45,378,826     9,535,649    28,034,646    1,750,473    6,041,082
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,672       149,198       212,893       202,024       58,441       55,324
Benefit payments.........................   (4,050,603)   (3,090,112)   (2,763,050)   (2,493,311)    (289,092)     (88,264)
Payments on termination..................  (16,775,863)  (13,413,258)  (13,270,760)   (9,308,243)  (1,960,139)  (1,083,565)
Contract Maintenance Charge..............     (426,207)     (468,620)     (430,375)     (503,105)     (84,120)     (93,096)
Transfers among the sub-accounts and
 with the Fixed Account--net.............       90,098    (3,854,729)  (10,515,312)   (6,121,686)  (2,589,070)    (588,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (21,002,903)  (20,677,521)  (26,766,604)  (18,224,321)  (4,863,980)  (1,798,283)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (10,331,135)   24,701,305   (17,230,955)    9,810,325   (3,113,507)   4,242,799
NET ASSETS AT BEGINNING OF
 PERIOD..................................  137,452,521   112,751,216   149,649,228   139,838,903   22,561,674   18,318,875
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $127,121,386  $137,452,521  $132,418,273  $149,649,228  $19,448,167  $22,561,674
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   10,248,015    12,142,900    13,330,526    15,306,614    2,263,150    2,503,412
       Units issued......................    1,098,776     1,588,901       754,293     1,215,515      157,713      158,385
       Units redeemed....................   (2,555,668)   (3,483,786)   (3,221,156)   (3,191,603)    (683,769)    (398,647)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
                                          ============  ============  ============  ============  ===========  ===========

--------
(bm)Previously known as VT International New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                          INTERNATIONAL VALUE (BN)         VT INVESTORS              VT MONEY MARKET
                                          ------------------------  -------------------------  --------------------------
                                              2010         2009         2010       2009 (CB)       2010          2009
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   507,546  $  (344,638) $    (78,104) $  (135,089) $ (1,931,137) $ (1,868,665)
Net realized gains (losses)..............  (3,362,944)  (3,831,100)   (3,694,746)  (5,913,033)           --            --
Change in unrealized gains (losses)......   3,894,726    9,678,938    11,065,199   23,182,069            --            --
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   1,039,328    5,503,200     7,292,349   17,133,947    (1,931,137)   (1,868,665)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      35,280       94,286        84,105      145,085       320,056       366,510
Benefit payments.........................    (479,161)    (412,195)   (1,252,054)  (1,175,659)   (4,714,125)   (2,826,480)
Payments on termination..................  (2,398,227)  (2,032,522)   (5,837,698)  (4,760,972)  (36,848,097)  (43,939,183)
Contract Maintenance Charge..............     (85,392)     (98,854)     (222,946)    (257,862)     (598,539)     (623,525)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,721,503)  (1,036,516)   (6,732,432)   2,282,812    16,117,682    31,722,543
                                          -----------  -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,649,003)  (3,485,801)  (13,961,025)  (3,766,596)  (25,723,023)  (15,300,135)
                                          -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,609,675)   2,017,399    (6,668,676)  13,367,351   (27,654,160)  (17,168,800)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  28,222,089   26,204,690    71,149,717   57,782,366   142,435,735   159,604,535
                                          -----------  -----------  ------------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $23,612,414  $28,222,089  $ 64,481,041  $71,149,717  $114,781,575  $142,435,735
                                          ===========  ===========  ============  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,451,232    2,828,593    10,360,653   10,758,957    13,389,014    14,696,768
       Units issued......................     123,059      265,190       188,933    2,433,958     5,607,796    10,168,754
       Units redeemed....................    (630,952)    (642,551)   (2,285,143)  (2,832,262)   (8,046,663)  (11,476,508)
                                          -----------  -----------  ------------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   1,943,339    2,451,232     8,264,443   10,360,653    10,950,147    13,389,014
                                          ===========  ===========  ============  ===========  ============  ============

--------
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  PUTNUM        PUTNUM
                                                                                                 VARIABLE      VARIABLE
                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       TRUST         TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------- -------------
                                                                                                               VT OTC &
                                                 VT MULTI-CAP              VT MULTI-CAP                        EMERGING
                                               GROWTH (BO)(CD)              VALUE (BP)         VT NEW VALUE     GROWTH
                                          -------------------------  ------------------------  ------------- -------------
                                              2010          2009         2010         2009     2009 (CC)(CE) 2009 (CC)(CF)
                                          ------------  -----------  -----------  -----------  ------------- -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (723,288) $  (521,946) $   (89,216) $   (74,277) $  1,858,739  $    (19,203)
Net realized gains (losses)..............   (5,305,802)  (6,606,420)    (534,152)  (1,615,013)  (82,689,825)  (16,084,530)
Change in unrealized gains (losses)......   20,262,332   21,314,340    2,147,460    3,899,838    76,611,056    15,748,401
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   14,233,242   14,185,974    1,524,092    2,210,548    (4,220,030)     (355,332)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      159,297      165,423       18,961        6,295         9,522        11,322
Benefit payments.........................   (1,282,185)    (927,864)    (139,789)     593,126      (156,923)       (8,038)
Payments on termination..................   (6,463,507)  (3,818,655)  (1,033,856)  (1,273,262)     (785,299)     (129,878)
Contract Maintenance Charge..............     (273,043)    (245,688)     (25,374)     (28,978)      (31,721)       (7,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   37,444,104    4,547,796     (162,349)    (602,986)  (67,622,054)  (11,504,843)
                                          ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................   29,584,666     (278,988)  (1,342,407)  (1,305,805)  (68,586,475)  (11,639,121)
                                          ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   43,817,908   13,906,986      181,685      904,743   (72,806,505)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,927,255   44,020,269    8,017,571    7,112,828    72,806,505    11,994,453
                                          ------------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $101,745,163  $57,927,255  $ 8,199,256  $ 8,017,571  $         --  $         --
                                          ============  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,618,639    8,464,893      564,032      686,279     8,325,791     4,304,416
       Units issued......................    6,671,776    2,407,637      126,284      149,905        42,749        40,438
       Units redeemed....................   (2,648,649)  (2,253,891)    (218,893)    (272,152)   (8,368,540)   (4,344,854)
                                          ------------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................   12,641,766    8,618,639      471,423      564,032            --            --
                                          ============  ===========  ===========  ===========  ============  ============

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                                 VT RESEARCH           VT SMALL CAP VALUE              VT VISTA
                                          ------------------------  ------------------------  -------------------------
                                              2010         2009         2010         2009     2010 (BQ)(BR)  2009 (CF)
                                          -----------  -----------  -----------  -----------  ------------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (107,003) $   (75,518) $  (646,656) $   122,640  $   (473,381) $  (561,785)
Net realized gains (losses)..............    (843,474)  (2,243,204)  (3,361,075)  (7,251,296)    1,143,593   (2,755,515)
Change in unrealized gains (losses)......   5,424,383   11,170,771   15,868,578   19,944,310     5,583,462   16,842,787
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   4,473,906    8,852,049   11,860,847   12,815,654     6,253,674   13,525,487
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     163,375      186,488       68,733       61,750        60,996       71,339
Benefit payments.........................  (1,098,995)    (684,671)    (988,080)  (1,023,275)     (675,230)    (761,648)
Payments on termination..................  (3,384,898)  (2,497,226)  (5,083,619)  (3,961,517)   (2,534,434)  (2,582,139)
Contract Maintenance Charge..............    (112,754)    (125,492)    (114,408)    (123,364)     (137,138)    (196,512)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,818,361)  (1,689,001)  (3,334,803)  (2,015,207)  (50,318,950)   9,403,944
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,251,633)  (4,809,902)  (9,452,177)  (7,061,613)  (53,604,756)   5,934,984
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,777,727)   4,042,147    2,408,670    5,754,041   (47,351,082)  19,460,471
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,684,218   31,642,071   55,215,629   49,461,588    47,351,082   27,890,611
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,906,491  $35,684,218  $57,624,299  $55,215,629  $         --  $47,351,082
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,328,665    5,038,351    3,820,610    4,400,592     6,259,667    4,905,921
       Units issued......................     113,677      304,833      191,272      395,143       100,865    3,050,326
       Units redeemed....................    (959,667)  (1,014,519)    (757,312)    (975,125)   (6,360,532)  (1,696,580)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   3,482,675    4,328,665    3,254,570    3,820,610            --    6,259,667
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(bq)On September 24, 2010VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     RIDGE WORTH     RIDGEWORTH     RIDGEWORTH     RIDGEWORTH
                                           PUTNAM VARIABLE TRUST    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                                SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                        --------------------------  -------------- -------------- -------------- --------------
                                                                     RIDGE WORTH                    RIDGEWORTH
                                                                      LARGE CAP      RIDGEWORTH     LARGE CAP      RIDGEWORTH
                                                                     CORE EQUITY     LARGE CAP     VALUE EQUITY   MID-CAP CORE
                                                VT VOYAGER               FUND       GROWTH STOCK       FUND       EQUITY FUND
                                        --------------------------  -------------- -------------- -------------- --------------
                                            2010          2009        2009 (CA)      2009 (CA)      2009 (CA)      2009 (CA)
                                        ------------  ------------  -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (210,964) $   (834,048)  $     4,733    $    30,460    $    54,226    $    10,249
Net realized gains (losses)............   (3,765,104)  (12,527,604)   (1,057,592)    (5,136,455)    (2,945,626)    (2,180,130)
Change in unrealized gains
 (losses)..............................   30,603,343    77,780,458       954,967      5,112,992      2,323,580      2,075,372
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 operations............................   26,627,275    64,418,806       (97,892)         6,997       (567,820)       (94,509)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      283,618       309,102            --            545          1,815          1,483
Benefit payments.......................   (3,180,227)   (2,573,146)      (11,689)      (101,475)      (113,189)       (45,258)
Payments on termination................  (15,076,509)  (10,306,977)     (108,699)      (475,003)      (450,723)      (165,391)
Contract Maintenance Charge............     (523,723)     (554,148)         (962)        (2,469)        (2,548)          (564)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (13,190,904)   (5,817,188)   (1,352,703)    (6,205,732)    (6,640,517)    (2,301,597)
                                        ------------  ------------   -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
 contract transactions.................  (31,687,745)  (18,942,357)   (1,474,053)    (6,784,134)    (7,205,162)    (2,511,327)
                                        ------------  ------------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS................................   (5,060,470)   45,476,449    (1,571,945)    (6,777,137)    (7,772,982)    (2,605,836)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  161,418,353   115,941,904     1,571,945      6,777,137      7,772,982      2,605,836
                                        ------------  ------------   -----------    -----------    -----------    -----------
NET ASSETS AT END OF
 PERIOD................................ $156,357,883  $161,418,353   $        --    $        --    $        --    $        --
                                        ============  ============   ===========    ===========    ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   17,281,771    19,902,868       186,504        545,799        533,819        247,895
       Units issued....................    1,122,486     1,601,328         1,576          2,010          3,644          4,605
       Units redeemed..................   (4,452,829)   (4,222,425)     (188,080)      (547,809)      (537,463)      (252,500)
                                        ------------  ------------   -----------    -----------    -----------    -----------
    Units outstanding at end of
     period............................   13,951,428    17,281,771            --             --             --             --
                                        ============  ============   ===========    ===========    ===========    ===========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             RIDGEWORTH       RYDEX            THE UNIVERSAL            THE UNIVERSAL
                                           VARIABLE TRUST VARIABLE TRUST INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                            SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------- -------------- ------------------------  ------------------------
                                             RIDGEWORTH      RYDEX VT
                                             SMALL CAP      NASDAQ 100                                 VAN KAMPEN UIF
                                            VALUE EQUITY     STRATEGY         VAN KAMPEN UIF              CORE PLUS
                                                FUND           FUND           CAPITAL GROWTH            FIXED INCOME
                                           -------------- -------------- ------------------------  ------------------------
                                             2009 (CA)         2009          2010         2009        2010         2009
                                           -------------- -------------- -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............  $     8,428       $  (1)     $  (439,287) $  (421,636) $   55,578   $   79,233
Net realized gains (losses)...............   (4,025,900)       (271)       1,034,531     (854,750)    (23,852)     (35,618)
Change in unrealized gains (losses).......    4,014,617         231        5,027,605   13,956,146      36,208       37,367
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations...............................       (2,855)        (41)       5,622,849   12,679,760      67,934       80,982
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          365          --           21,910       21,833          --           --
Benefit payments..........................      (30,047)         --         (571,139)    (967,776)         --      (73,752)
Payments on termination...................     (176,928)       (590)      (2,648,126)  (2,081,140)   (327,554)    (216,128)
Contract Maintenance Charge...............       (4,700)         --          (49,348)     (55,720)       (288)        (371)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,277,000)         --       (1,512,049)  (2,058,894)    (10,272)     453,112
                                            -----------       -----      -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions....................   (3,488,310)       (590)      (4,758,752)  (5,141,697)   (338,114)     162,861
                                            -----------       -----      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (3,491,165)       (631)         864,097    7,538,063    (270,180)     243,843
NET ASSETS AT BEGINNING OF
 PERIOD...................................    3,491,165         631       30,116,187   22,578,124   1,237,293      993,450
                                            -----------       -----      -----------  -----------  ----------   ----------
NET ASSETS AT END OF PERIOD...............  $        --       $  --      $30,980,284  $30,116,187  $  967,113   $1,237,293
                                            ===========       =====      ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................      239,174          73        3,167,795    3,844,300     101,883       87,884
       Units issued.......................       29,765          --          103,430      158,709      15,533       41,539
       Units redeemed.....................     (268,939)        (73)        (558,891)    (835,214)    (42,174)     (27,540)
                                            -----------       -----      -----------  -----------  ----------   ----------
    Units outstanding at end of period....           --          --        2,712,334    3,167,795      75,242      101,883
                                            ===========       =====      ===========  ===========  ==========   ==========

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  ------------------------   ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                  EMERGING               GLOBAL TACTICAL            VAN KAMPEN UIF
                                               MARKETS EQUITY       ASSET ALLOC PORTFOLIO (BS)      MID CAP GROWTH
                                          ------------------------  ------------------------   ------------------------
                                              2010         2009         2010          2009         2010         2009
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (381,379) $  (470,992) $   236,922   $   236,823  $  (361,471) $  (302,720)
Net realized gains (losses)..............     168,200   (1,722,004)  (1,205,200)   (2,203,933)     179,333   (1,855,359)
Change in unrealized gains (losses)......   6,163,059   16,865,660    1,477,760     6,446,903    5,944,221   10,006,419
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   5,949,880   14,672,664      509,482     4,479,793    5,762,083    7,848,340
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,436       52,739        4,516         3,598        8,318        2,909
Benefit payments.........................    (540,332)    (670,183)    (390,370)     (704,021)    (441,951)    (542,405)
Payments on termination..................  (3,594,492)  (1,484,809)  (1,817,617)   (1,162,455)  (2,615,202)  (1,447,449)
Contract Maintenance Charge..............     (13,759)     (14,126)      (7,784)       (8,980)      (7,831)      (8,448)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   2,516,830    2,046,838   (1,136,062)     (180,899)    (350,304)    (682,349)
                                          -----------  -----------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,620,317)     (69,541)  (3,347,317)   (2,052,757)  (3,406,970)  (2,677,742)
                                          -----------  -----------  -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,329,563   14,603,123   (2,837,835)    2,427,036    2,355,113    5,170,598
NET ASSETS AT BEGINNING OF
 PERIOD..................................  36,844,786   22,241,663   19,324,129    16,897,093   21,180,487   16,009,889
                                          -----------  -----------  -----------   -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $41,174,349  $36,844,786  $16,486,294   $19,324,129  $23,535,600  $21,180,487
                                          ===========  ===========  ===========   ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,948,618    1,971,083    1,980,007     2,241,569    1,423,621    1,673,653
       Units issued......................     278,154      341,586       73,777       292,875      120,963      162,884
       Units redeemed....................    (358,341)    (364,051)    (431,029)     (554,437)    (326,430)    (412,916)
                                          -----------  -----------  -----------   -----------  -----------  -----------
    Units outstanding at end of period...   1,868,431    1,948,618    1,622,755     1,980,007    1,218,154    1,423,621
                                          ===========  ===========  ===========   ===========  ===========  ===========

--------
(bs)Previously known as Van Kampen UIF International Magnum

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          THE UNIVERSAL             THE UNIVERSAL
                                                THE UNIVERSAL       INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                          INSTITUTIONAL FUNDS, INC.        (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF            CAPITAL GROWTH               EMERGING
                                              U.S. REAL ESTATE             (CLASS II)          MARKETS DEBT (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2010         2009         2010         2009         2010         2009
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   126,524  $   308,322  $  (158,445) $  (138,990) $   564,430  $ 1,258,989
Net realized gains (losses)..............  (1,553,271)  (3,040,544)     481,025     (145,309)    (132,510)    (854,602)
Change in unrealized gains (losses)......   7,442,503    7,591,218    1,517,976    4,439,121    1,260,174    4,474,082
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,015,756    4,858,996    1,840,556    4,154,822    1,692,094    4,878,469
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     108,402        8,605       42,097        4,402       49,125       55,476
Benefit payments.........................    (678,296)    (587,251)    (493,004)    (187,051)    (228,233)    (407,058)
Payments on termination..................  (2,851,666)  (1,507,079)    (769,621)    (650,132)  (2,916,002)  (1,918,285)
Contract Maintenance Charge..............     (10,001)     (10,493)     (33,550)     (32,384)     (94,498)    (100,875)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (275,308)     136,011     (493,202)    (733,974)     760,840      625,427
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,706,869)  (1,960,207)  (1,747,280)  (1,599,139)  (2,428,768)  (1,745,315)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,308,887    2,898,789       93,276    2,555,683     (736,674)   3,133,154
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,486,665   20,587,876   10,007,807    7,452,124   22,074,847   18,941,693
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $25,795,552  $23,486,665  $10,101,083  $10,007,807  $21,338,173  $22,074,847
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,133,913    1,251,391      756,339      921,448    1,148,379    1,264,082
       Units issued......................     108,482      140,467       14,168       33,240      136,774      162,499
       Units redeemed....................    (270,207)    (257,945)    (137,336)    (198,349)    (261,967)    (278,202)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...     972,188    1,133,913      633,171      756,339    1,023,186    1,148,379
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                           FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------------  -------------------------   --------------------------
                                               VAN KAMPEN UIF               VAN KAMPEN UIF
                                                  EMERGING                      GLOBAL                 VAN KAMPEN UIF
                                          MARKETS EQUITY (CLASS II)      FRANCHISE (CLASS II)     MID CAP GROWTH (CLASS II)
                                          --------------------------  -------------------------   --------------------------
                                              2010          2009          2010           2009         2010          2009
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (194,560)  $  (247,022)  $   (743,458)  $ 4,287,072  $  (569,451)  $  (504,647)
Net realized gains (losses)..............    (209,689)   (1,491,340)    (1,071,040)     (160,330)    (184,436)   (4,365,672)
Change in unrealized gains (losses)......   3,231,098     9,374,581      9,480,313    12,292,926    9,842,964    18,035,301
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 operations..............................   2,826,849     7,636,219      7,665,815    16,419,668    9,089,077    13,164,982
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,160        19,403         93,585        37,579      130,992       110,096
Benefit payments.........................    (163,275)     (215,169)    (1,627,924)   (1,215,180)    (872,905)     (600,001)
Payments on termination..................  (2,757,124)   (1,548,340)   (12,705,495)   (5,275,710)  (4,708,207)   (2,648,763)
Contract Maintenance Charge..............     (92,056)      (89,861)      (287,015)     (323,204)    (175,740)     (179,900)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     285,398       546,883     (1,750,704)   (2,797,877)  (2,155,524)   (3,346,215)
                                          -----------   -----------   ------------   -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,706,897)   (1,287,084)   (16,277,553)   (9,574,392)  (7,781,384)   (6,664,783)
                                          -----------   -----------   ------------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     119,952     6,349,135     (8,611,738)    6,845,276    1,307,693     6,500,199
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,635,039    12,285,904     74,017,302    67,172,026   34,343,482    27,843,283
                                          -----------   -----------   ------------   -----------  -----------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $18,754,991   $18,635,039   $ 65,405,564   $74,017,302  $35,651,175   $34,343,482
                                          ===========   ===========   ============   ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     593,326       654,269      4,692,911     5,440,415    2,519,842     3,169,916
       Units issued......................      78,383        92,308        181,566       355,038      172,776       334,259
       Units redeemed....................    (160,801)     (153,251)    (1,159,330)   (1,102,542)    (692,928)     (984,333)
                                          -----------   -----------   ------------   -----------  -----------   -----------
    Units outstanding at end of
     period..............................     510,908       593,326      3,715,147     4,692,911    1,999,690     2,519,842
                                          ===========   ===========   ============   ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                              VAN KAMPEN
                                                   THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL  LIFE INVESTMENT
                                                    FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)    TRUST (CLASS II)
                                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                                   --------------------------  -------------------------   -----------------
                                                        VAN KAMPEN UIF               VAN KAMPEN UIF
                                                         SMALL COMPANY                 U.S. REAL               LIT MONEY
                                                       GROWTH (CLASS II)           ESTATE (CLASS II)       MARKET (CLASS II)
                                                   --------------------------  -------------------------   -----------------
                                                       2010          2009          2010          2009          2009 (CG)
                                                   -----------   -----------   -----------   ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (236,708)  $  (211,978)  $   194,646   $    618,977    $   (492,553)
Net realized gains (losses).......................     (16,108)   (1,065,192)   (3,452,508)   (12,864,734)             --
Change in unrealized gains (losses)...............   3,384,331     5,880,984    16,108,136     24,898,064              --
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from operations.   3,131,515     4,603,814    12,850,274     12,652,307        (492,553)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      30,258        23,798       100,606         68,431          34,543
Benefit payments..................................    (243,344)     (344,163)   (1,002,878)      (931,097)       (785,869)
Payments on termination...........................  (1,491,626)     (778,472)   (5,144,503)    (3,184,357)     (8,666,083)
Contract Maintenance Charge.......................     (63,117)      (65,515)     (243,774)      (247,036)       (155,167)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (536,014)     (379,140)   (3,247,922)    (4,583,564)    (25,165,760)
                                                   -----------   -----------   -----------   ------------    ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,303,843)   (1,543,492)   (9,538,471)    (8,877,623)    (34,738,336)
                                                   -----------   -----------   -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.................     827,672     3,060,322     3,311,803      3,774,684     (35,230,889)
NET ASSETS AT BEGINNING OF PERIOD.................  14,681,958    11,621,636    51,314,158     47,539,474      35,230,889
                                                   -----------   -----------   -----------   ------------    ------------
NET ASSETS AT END OF PERIOD....................... $15,509,630   $14,681,958   $54,625,961   $ 51,314,158    $         --
                                                   ===========   ===========   ===========   ============    ============
UNITS OUTSTANDING.................................
    Units outstanding at beginning of period......     886,211     1,011,155     2,830,496      3,316,683       3,347,861
       Units issued...............................      32,734       110,037       139,965        659,868       1,442,010
       Units redeemed.............................    (166,567)     (234,981)     (603,602)    (1,146,055)     (4,789,871)
                                                   -----------   -----------   -----------   ------------    ------------
    Units outstanding at end of period............     752,378       886,211     2,366,859      2,830,496              --
                                                   ===========   ===========   ===========   ============    ============

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. The assets of each sub-account within the Account are legally segregated from each other. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                               ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation            AST Neuberger Berman Small-Cap Growth
    AST Advanced Strategies                             AST Niemann Capital Growth Asset Allocation
    AST Aggressive Asset Allocation                     AST Parametric Emerging Markets Equity
    AST AllianceBernstein Core Value                    AST PIMCO Limited Maturity Bond
    AST AllianceBernstein Growth & Income               AST PIMCO Total Return Bond
    AST American Century Income & Growth                AST Preservation Asset Allocation
    AST Balanced Asset Allocation                       AST QMA US Equity Alpha
    AST Bond Portfolio 2018                             AST Schroders Multi-Asset World Strategies
    AST Bond Portfolio 2019                             AST Small-Cap Growth
    AST Bond Portfolio 2020                             AST Small-Cap Value
    AST Bond Portfolio 2021                             AST T. Rowe Price Asset Allocation
    AST Capital Growth Asset Allocation                 AST T. Rowe Price Global Bond
    AST CLS Growth Asset Allocation                     AST T. Rowe Price Large-Cap Growth
    AST CLS Moderate Asset Allocation                   AST T. Rowe Price Natural Resources
    AST Cohen & Steers Realty                           AST UBS Dynamic Alpha
    AST DeAm Large-Cap Value                            AST Western Assets Core Plus Bond*
    AST Federated Aggressive Growth
    AST First Trust Balanced Target                 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST First Trust Capital Appreciation Target         AllianceBernstein VPS Growth
    AST Focus Four Plus Portfolio (For the period       AllianceBernstein VPS Growth & Income
       beginning January 1, 2009 and ended              AllianceBernstein VPS International Value
       November 13, 2009)                               AllianceBernstein VPS Large Cap Growth
    AST Global Real Estate                              AllianceBernstein VPS Small/Mid Cap Value
    AST Goldman Sachs Concentrated Growth               AllianceBernstein VPS Utility Income (For the
    AST Goldman Sachs Mid-Cap Growth                       period beginning January 1, 2009 and ended
    AST Goldman Sachs Small-Cap Value                      September 25, 2009)
    AST High Yield                                      AllianceBernstein VPS Value
    AST Horizon Growth Asset Allocation
    AST Horizon Moderate Asset Allocation           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    AST International Growth                            American Century VP Balanced
    AST International Value                             American Century VP International
    AST Investment Grade Bond
    AST JPMorgan International Equity               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    AST Large-Cap Value                                 Dreyfus Socially Responsible Growth Fund
    AST Lord Abbett Bond Debenture
    AST Marsico Capital Growth                      DREYFUS STOCK INDEX FUND
    AST MFS Global Equity                               Dreyfus Stock Index Fund
    AST MFS Growth
    AST Mid-Cap Value                               DREYFUS VARIABLE INVESTMENT FUND
    AST Money Market                                    VIF Growth & Income
    AST Neuberger Berman / LSV Mid-Cap Value            VIF Money Market
    AST Neuberger Berman Mid-Cap Growth
                                                    DWS VARIABLE SERIES I
                                                        DWS Bond VIP A
                                                        DWS Capital Growth VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DWS VARIABLE SERIES I (CONTINUED)                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    DWS Global Opportunities VIP A                   TRUST (CONTINUED)
    DWS Growth and Income VIP A                          Franklin U.S. Government
    DWS International VIP A                              Mutual Global Discovery Securities (Previously
                                                            known as Mutual Discovery Securities)
DWS VARIABLE SERIES II                                   Mutual Shares Securities
    DWS Balanced VIP A II                                Templeton Developing Markets Securities
    DWS Money Market VIP A II                            Templeton Foreign Securities
    DWS Small Cap Growth VIP A II                        Templeton Global Bond Securities (Previously
                                                            Known as Templeton Global Income
FEDERATED INSURANCE SERIES                                  Securities)
    Federated Prime Money Fund II                        Templeton Growth Securities
                                                         Franklin Templeton VIP Founding Funds
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   Allocation
    VIP Contrafund
    VIP Equity-Income                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
    VIP Growth                                           VIT Large Cap Value (Previously known as VIT
    VIP High Income                                         Growth and Income)
    VIP Index 500                                        VIT Mid Cap Value
    VIP Investment Grade Bond                            VIT Strategic Growth (Previously known as
    VIP Overseas                                            VIT Capital Growth
                                                         VIT Strategic International Equity
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Structured Small Cap Equity
(SERVICE CLASS 2)                                        VIT Structured U. S. Equity
    VIP Asset Manager Growth (Service Class 2)
    VIP Contrafund (Service Class 2)                 INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS
    VIP Equity-Income (Service Class 2)              AIM VARIABLE INSURANCE FUND SERIES)
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V. I. Balanced (Previously known as
    VIP Freedom 2020 Portfolio (Service Class 2)            AIM V.I. Basic Balanced)
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V. I. Basic Value (Previously known as
    VIP Freedom Income Portfolio (Service Class 2)          AIM V. I. Basic Value)
    VIP Growth (Service Class 2)                         Invesco V. I. Capital Appreciation (Previously
    VIP Growth & Income (Service Class 2)                   known as AIM V. I. Capital Appreciation)
    VIP Growth Stock Portfolio (Service Class 2)         Invesco V. I. Capital Development (Previously
    VIP High Income (Service Class 2)                       known as AIM V. I. Capital Development)
    VIP Index 500 (Service Class 2)                      Invesco V. I. Core Equity (Previously known as
    VIP Investment Grade Bond (Service Class 2)             AIM V. I. Core Equity)
    VIP MidCap (Service Class 2)                         Invesco V. I. Diversified Income (Previously
    VIP Money Market (Service Class 2)                      known as AIM V. I. Diversified Income)
    VIP Overseas (Service Class 2)                       Invesco V. I. Government Securities
                                                            (Previously known as AIM V. I.
FRANKLIN TEMPLETON VARIABLE INSURANCE                       Government Securities)
PRODUCTS TRUST                                           Invesco V. I. High Yield (Previously known as
    Franklin Flex Cap Growth Securities                     AIM V. I. High Yield)
    Franklin Growth and Income Securities                Invesco V. I. International Growth (Previously
    Franklin High Income Securities                         known as AIM V. I. International Growth)
    Franklin Income Securities
    Franklin Large Cap Growth Securities
    Franklin Small Cap Value Securities
    Franklin Small-Mid Cap Growth Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICE (PREVIOUSLY KNOWN AS           INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
AIM VARIABLE INSURANCE FUND SERIES (CONTINUED)            KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT SERIES)
    Invesco V. I. Large Cap Growth (Previously            (CONTINUED)
       known as AIM V. I. Large Cap Growth)                   Invesco V.I. Global Dividend Growth (Series I)
    Invesco V. I. Mid Cap Core Equity (Previously                (Previously known as Morgan Stanley Global
       known as AIM V. I. Mid Cap Core Equity)                   Dividend Growth)
    Invesco V. I. Money Market (Previously known as           Invesco V.I. High Yield Securities (Series I)
       AIM V.I Money Market)                                     (Previously known as Morgan Stanley High
    Invesco V. I. Technology (Previously known as                Yield)
       AIM V. I. Technology)                                  Invesco V.I. Income Builder (Series I) (Previously
    Invesco V. I. Utilities (Previously known as AIM             known as Morgan Stanley Income Builder)
       V. I. Utilities)                                       Invesco V.I. S&P 500 Index (Series I) (Previously
                                                                 known as Morgan Stanley S&P 500 Index)
INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
KNOWN AS AIM VARIABLE INSURANCE FUND (SERIES II))         INVESCO INVESTMENT SERVICES (SERIES II) (PREVIOUSLY
    Invesco V. I. Balanced II (Previously known as        KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT
       AIM V. I. Basic Balanced II)                       SERIES (CLASS Y SHARES))
    Invesco V. I. Basic Value II (Previously known as         Invesco V.I. Dividend Growth (Series II)
       AIM V. I. Basic Value II)                                 (Previously known as Morgan Stanley
    Invesco V. I. Capital Appreciation II (Previously            Dividend Growth (Class Y Shares))
       known as AIM V. I. Capital Appreciation II)            Invesco V.I. Global Dividend Growth (Series II)
    Invesco V. I. Capital Development II (Previously             (Previously known as Morgan Stanley Global
       known as AIM V. I. Capital Development II)                Dividend Growth (Class Y Shares))
    Invesco V. I. Core Equity II (Previously known as         Invesco V.I. High Yield Securities (Series II)
       AIM V. I Core Equity II)                                  (Previously known as Morgan Stanley High
    Invesco V. I. Diversified Income II (Previously              Yield (Class Y Shares))
       known as AIM V. I. Diversified Income II)              Invesco V.I. Income Builder (Series II) (Previously
    Invesco V. I. Government Securities II (Previously           known as Morgan Stanley Income Builder
       known as AIM V. I. Government Securities II)              (Class Y Shares))
    Invesco V. I. High Yield II (Previously known as          Invesco V.I. S&P 500 Index (Series II) (Previously
       AIM V. I. High Yield II)                                  known as Morgan Stanley S&P 500 Index
    Invesco V. I. International Growth II (Previously            (Class Y Shares))
       known as AIM V. I. International Growth II)
    Invesco V. I. Large Cap Growth II (Previously         INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
       known as AIM V. I. Large Cap Growth II)            KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST)
    Invesco V. I. Mid Cap Core Equity II (Previously          Invesco Van Kampen V.I. Capital Growth
       known as AIM V. I. Mid Cap Core Equity II                 (Series I) (Previously known as LIT Capital
    Invesco V. I. Money Market II (Previously known              Growth Portfolio (Class I))
       as AIM V. I. Money Market II)                          Invesco Van Kampen V.I. Comstock (Series I)
    Invesco V. I. Technology II (Previously known as             (Previously known as LIT Comstock (Class I))
       AIM V. I. Technology)                                  Invesco Van Kampen V.I. Government (Series I)
    Invesco V. I. Utilities II (Previously known as AIM          (Previously known as LIT Government)
       V.I. Utilities II)
                                                          INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY        KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST
KNOWN AS MORGAN STANLEY VARIABLE INVESTMENT               (CLASS II))
SERIES)                                                       Invesco Van Kampen V.I.Capital Growth (Series
    Invesco V.I. Dividend Growth (Series I)                      II) (Previously known as LIT Capital Growth
       (Previously known as Morgan Stanley                       Portfolio (Class II))
       Dividend Growth)


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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY       LEGG MASON VARIABLE INCOME TRUST
KNOWN AS VAN KAMPEN LIFE INVESTMENT TRUST                    Legg Mason ClearBridge Variable Fundamental
(CLASS II)) (CONTINUED)                                         All Cap Value Portfolio I (Previously known
    Invesco Van Kampen V.I. Comstock (Series II)                as Legg Mason Variable Fundamental Value
       (Previously known as LIT Comstock)                       Portfolio I)
    Invesco Van Kampen V.I. Growth and Income
       (Series II) (Previously known as LIT Growth       LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
       and Income (Class II))                                Legg Mason ClearBridge Variable Large Cap
    Invesco Van Kampen V.I. Mid Cap Growth (Series              Value Portfolio I (Previously known as Legg
       II) (Previously known as LIT Mid Cap                     Mason Variable Investors Portfolio I)
       Growth (Class II))
                                                         LORD ABBETT SERIES FUND
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY           Bond-Debenture
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.)            Fundamental Equity (Previously known as All
    Invesco Van Kampen V.I. Global Value Equity                 Value)
       (Previously known as Van Kampen UIF                   Growth and Income
       Global Value Equity)                                  Growth Opportunities
    Invesco Van Kampen V.I. High Yield (Series I)            Mid-Cap Value
       (Previously known as Van Kampen UIF High
       Yield)                                            MFS VARIABLE INSURANCE TRUST
    Invesco Van Kampen V.I. Mid Cap Value                    MFS Growth
       (Series I) (Previously known as Van Kampen            MFS High Income
       UIF Mid Cap Value)                                    MFS Investors Trust
    Invesco Van Kampen V.I. Value (Series I)                 MFS New Discovery
       (Previously known as Van Kampen UIF                   MFS Research
       Value)                                                MFS Research Bond
                                                             MFS Utilities
INVESCO INVESTMENT SERVICES (SERIES I) (PREVIOUSLY
KNOWN AS THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
(CLASS II))                                                  MFS Growth (Service Class)
    Invesco Van Kampen V.I. Equity and Income                MFS Investors Trust (Service Class)
       (Series II) (Previously known as Van Kampen           MFS New Discovery (Service Class)
       UIF Equity and Income (Class II))                     MFS Research (Service Class)
    Invesco Van Kampen V.I. International Growth             MFS Utilities (Service Class)
       Equity (Series II) (Previously known as Van
       Kampen UIF Int'l Growth Equity (Class II))        MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Mid Cap Value                    Aggressive Equity
       (Series II) (Previously known as Van Kampen           Capital Opportunities
       UIF U.S. Mid Cap Value (Class II))                    European Equity
                                                             Global Advantage (For the period beginning
JANUS ASPEN SERIES                                              January 1, 2009 and ended April 24, 2009)
    Forty Portfolio                                          Income Plus
                                                             Limited Duration
JANUS ASPEN SERIES (SERVICE SHARES)                          Money Market
    Overseas (Service Shares) (Previously known as           Strategist
       International Growth (Service Shares) For the         Utilities
       period beginning January 1, 2009 and ended
       December 31, 2009)                                MORGAN STANLEY VARIABLE INVESTMENT SERIES
                                                         (CLASS Y SHARES)
LAZARD RETIREMENT SERIES, INC.                               Aggressive Equity (Class Y Shares)
   Emerging Markets Equity                                   Capital Opportunities (Class Y Shares)
                                                             European Equity (Class Y Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORGAN STANLEY VARIABLE INVESTMENT SERIES                 PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
(CLASS Y SHARES) (CONTINUED)                                  PIMCO VIT RealReturn (Advisor Shares)
    Global Advantage (Class Y Shares) (For the period         PIMCO VIT Total Return (Advisor Shares)
       beginning January 1, 2009 and ended
       April 24, 2009)                                    PREMIER VARIABLE INSURANCE TRUST
    Income Plus (Class Y Shares)                              OpCap Balanced (For the period beginning
    Limited Duration (Class Y Shares)                            January 1, 2009 and ended April 24, 2009)
    Money Market (Class Y Shares)                             NACM Small Cap Portfolio Class I (For the period
    Strategist (Class Y Shares)                                  beginning January 1, 2009 and ended
    Utilities (Class Y Shares)                                   April 30, 2010)

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST              PROFUNDS VP
    Mid Cap Growth*                                           ProFund VP Consumer Goods Portfolio*
    AMT Partners                                              ProFund VP Consumer Services Portfolio*
                                                              ProFund VP Financials
OPPENHEIMER VARIABLE ACCOUNT FUNDS                            ProFund VP Health Care
    Oppenheimer Balanced                                      ProFund VP Industrials*
    Oppenheimer Capital Appreciation                          ProFund VP Mid-Cap Growth*
    Oppenheimer Core Bond                                     ProFund VP Mid-Cap Value
    Oppenheimer Global Securities                             ProFund VP Real Estate*
    Oppenheimer Global Strategic Income (Previously           ProFund VP Small-Cap Growth*
       known as Oppenheimer Strategic Bond)                   ProFund VP Small-Cap Value*
    Oppenheimer High Income                                   ProFund VP Telecommunications
    Oppenheimer Main Street                                   ProFund VP Utilities
    Oppenheimer Main Street Small Cap                         ProFund VP Large-Cap Growth*
    Oppenheimer Small & Mid Cap Growth                        ProFund VP Large-Cap Value
       (Previously known as Oppenheimer Mid Cap
       Fund)                                              PUTNAM VARIABLE TRUST
                                                              VT American Government Income
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE                   VT Capital Appreciation (For the period beginning
SHARES ("SS"))                                                   January 1, 2009 and ended February 12, 2009)
    Oppenheimer Balanced (SS)                                    (On February 13, 2009, VT Capital
    Oppenheimer Capital Appreciation (SS)                        Appreciation merged into VT Investors)
    Oppenheimer Core Bond (SS)                                VT Capital Opportunities
   Oppenheimer Global Securities (SS)                         VT Discovery Growth (For the period beginning
    Oppenheimer Global Strategic Income (Previously              January 1, 2009 and ended February 12, 2009)
       known as Oppenheimer Strategic Bond (SS))                 (On February 13, 2009,
   Oppenheimer High Income (SS)                               VT Discovery Growth merged into VT New
   Oppenheimer Main Street (SS)                                  Opportunities)
   Oppenheimer Main Street Small Cap (SS)                     VT Diversified Income
    Oppenheimer Small & Midcap Growth (SS)                    VT Equity Income
       (Previously known as Oppenheimer Midcap                VT George Putnam Balanced Fund (Previously known
       Fund)                                                     as VT the George Putnam Fund of Boston)
                                                              VT Global Asset Allocation
PIMCO VARIABLE INSURANCE TRUST                                VT Global Equity
   Foreign Bond (US Dollar Hedged)                            VT Global Health Care
   Money Market                                               VT Global Utilities
   PIMCO Total Return                                         VT Growth and Income
   PIMCO VIT Commodity Real Return Strategy                   VT Growth Opportunities
    PIMCO VIT Emerging Markets Bond (Advisor)                 VT High Yield
       Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                     RYDEX VARIABLE TRUST
    VT Income                                             Rydex VT Nasdaq 100 Strategy Fund*
    VT International Equity
    VT International Growth (Previously known as VT   THE UNIVERSAL INSTITUTIONAL FUNDS, INC
       International New Opportunities)                   Van Kampen UIF Capital Growth
    VT International Value (Previously known as VT        Van Kampen UIF Core Plus Fixed Income
       International Growth and Income Fund)              Van Kampen UIF Emerging Markets Equity
    VT Investors                                          Van Kampen UIF Global Tactical Asset Allocation
    VT Money Market                                          Portfolio (Previously known as UIF
    VT Multi-Cap Growth (Previously known as VT              International Magnum)
       New Opportunities)                                 Van Kampen UIF Mid-Cap Growth
    VT Multi-Cap Value (Previously known as VT            Van Kampen UIF U.S. Real Estate
       Mid Cap Value)
    VT New Value (For the period beginning            THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
       January 1, 2009 and ended February 12, 2009)       Van Kampen UIF Capital Growth (Class II)
       (On February 13, 2009, VT New Value                Van Kampen UIF Emerging Markets Debt
       merged into VT Equity Income)                         (Class II)
    VT OTC & Emerging Growth (For the period              Van Kampen UIF Emerging Markets Equity
       beginning January 1, 2009 and ended                   (Class II)
       February 12, 2009) (On February 13, 2009,          Van Kampen UIF Global Franchise (Class II)
       VT OTC & Emerging Growth merged into               Van Kampen UIF Mid Cap Growth (Class II)
       VT Vista)                                          Van Kampen UIF Small Company Growth
    VT Research                                              (Class II)
    VT Small Cap Value                                    Van Kampen UIF U.S. Real Estate (Class II)
    VT Vista*
    VT Voyager                                        VAN KAMPEN LIFE INVESTMENT TRUST
                                                          LIT Money Market (For the period beginning
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                    January 1, 2009 and ended December 18,
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)          2009)
    RidgeWorth Large Cap Core Equity
    RidgeWorth Large Cap Growth Stock                 VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    RidgeWorth Large Cap Value Equity                     LIT Money Market (Class II) (For the period
    RidgeWorth Mid-Cap Core Equity Fund                      beginning January 1, 2009 and ended
    RidgeWorth Small Cap Value Equity                        December 18, 2009)

--------
*  Fund was available, but had no assets at December 31, 2010

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2010 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2010 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of investments purchased during the period ended December 31, 2010 was as follows:

                                                           PURCHASES
                                                           ----------
              AST Academic Strategies Asset Allocation.... $1,204,139
              AST Advanced Strategies.....................    542,928
              AST Aggressive Asset Allocation.............      9,620
              AST AllianceBernstein Core Value............      6,797
              AST AllianceBernstein Growth & Income.......        245
              AST American Century Income & Growth........      2,974
              AST Balanced Asset Allocation...............  2,431,542
              AST Bond Portfolio 2018.....................    509,286
              AST Bond Portfolio 2019.....................    275,996
              AST Bond Portfolio 2020.....................  1,187,011
              AST Bond Portfolio 2021 (a).................    740,721
              AST Capital Growth Asset Allocation.........  1,635,159
              AST CLS Growth Asset Allocation.............    179,105
              AST CLS Moderate Asset Allocation...........    254,832
              AST Cohen & Steers Realty...................      4,435
              AST DeAm Large-Cap Value....................      1,230
              AST Federated Aggressive Growth.............      1,004
              AST First Trust Balanced Target.............  1,217,759
              AST First Trust Capital Appreciation Target.  8,097,813
              AST Global Real Estate......................      1,873
              AST Goldman Sachs Concentrated Growth.......      1,297
              AST Goldman Sachs Mid-Cap Growth............      3,353
              AST Goldman Sachs Small-Cap Value...........     15,104
              AST High Yield..............................     62,603
              AST Horizon Growth Asset Allocation.........     91,799
              AST Horizon Moderate Asset Allocation.......    135,125
              AST International Growth....................      2,615
              AST International Value.....................        616
              AST Investment Grade Bond...................  9,378,582
              AST JPMorgan International Equity...........     12,461
              AST Large-Cap Value.........................         80
              AST Lord Abbett Bond-Debenture..............      3,390

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
   AST Marsico Capital Growth................................................... $    3,669
   AST MFS Global Equity........................................................        185
   AST MFS Growth...............................................................         19
   AST Mid-Cap Value............................................................      6,525
   AST Money Market.............................................................    153,062
   AST Neuberger Berman / LSV Mid-Cap Value.....................................      1,893
   AST Neuberger Berman Mid-Cap Growth..........................................      1,467
   AST Neuberger Berman Small-Cap Growth........................................        619
   AST Niemann Capital Growth Asset Allocation..................................     59,403
   AST Parametric Emerging Markets Equity.......................................     26,568
   AST PIMCO Limited Maturity Bond..............................................      6,416
   AST PIMCO Total Return Bond..................................................     65,271
   AST Preservation Asset Allocation............................................  1,334,435
   AST QMA US Equity Alpha......................................................      2,102
   AST Schroders Multi-Asset World Strategies...................................    112,267
   AST Small-Cap Growth.........................................................        539
   AST Small-Cap Value..........................................................      1,088
   AST T. Rowe Price Asset Allocation...........................................  1,598,444
   AST T. Rowe Price Global Bond................................................      7,727
   AST T. Rowe Price Large-Cap Growth...........................................        575
   AST T. Rowe Price Natural Resources..........................................     15,092
   AST UBS Dynamic Alpha........................................................  1,088,420
   Franklin Templeton VIP Founding Funds Allocation.............................  1,124,531
   ProFund VP Financials........................................................        502
   ProFund VP Health Care.......................................................        502
   ProFund VP Large-Cap Value...................................................     49,595
   ProFund VP Mid-Cap Value.....................................................         12
   ProFund VP Telecommunications................................................        518
   ProFund VP Utilities.........................................................     17,717

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    420,406
   AllianceBernstein VPS Growth & Income........................................    831,013
   AllianceBernstein VPS International Value....................................  2,672,124
   AllianceBernstein VPS Large Cap Growth.......................................    587,994
   AllianceBernstein VPS Small/Mid Cap Value....................................    811,542
   AllianceBernstein VPS Value..................................................    114,515

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        198
   American Century VP International (b)........................................      4,309

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        141

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     12,676

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                              ----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income....................................................................... $    1,404
   VIF Money Market..........................................................................    260,720

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................    241,468
   DWS Capital Growth VIP A..................................................................    129,816
   DWS Global Opportunities VIP A............................................................    127,315
   DWS Growth and Income VIP A...............................................................     71,856
   DWS International VIP A...................................................................     11,607

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     79,512
   DWS Money Market VIP A II.................................................................     45,291
   DWS Small Cap Growth VIP A II.............................................................     63,933

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................    444,138

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
   VIP Contrafund............................................................................    437,598
   VIP Equity-Income.........................................................................     49,585
   VIP Growth................................................................................    237,038
   VIP High Income...........................................................................    182,378
   VIP Index 500.............................................................................    360,870
   VIP Investment Grade Bond.................................................................    278,167
   VIP Overseas..............................................................................    243,482

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      1,005
   VIP Contrafund (Service Class 2)..........................................................  3,864,949
   VIP Equity-Income (Service Class 2).......................................................     23,424
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................  2,174,568
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................  1,130,910
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................    645,326
   VIP Freedom Income Portfolio (Service Class 2)............................................    830,931
   VIP Growth & Income (Service Class 2).....................................................    756,748
   VIP Growth (Service Class 2)..............................................................      7,038
   VIP Growth Stock (Service Class 2)........................................................  1,359,432

Investments in the Fidelity Variable Insurance
   VIP High Income (Service Class 2).........................................................    868,874
   VIP Index 500 (Service Class 2)...........................................................  1,411,522
   VIP Investment Grade Bond (Service Class 2)...............................................        110
   VIP Mid Cap (Service Class 2).............................................................  2,057,243
   VIP Money Market (Service Class 2)........................................................  8,188,620
   VIP Overseas (Service Class 2)............................................................      8,200

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                          PURCHASES
                                                                         -----------
Investments in the Franklin Templeton Variable Insurance
   Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.................................. $   280,105
   Franklin Growth and Income Securities................................   3,369,173
   Franklin High Income Securities......................................   3,380,630
   Franklin Income Securities...........................................  23,224,508
   Franklin Large Cap Growth Securities.................................   2,943,442
   Franklin Small Cap Value Securities..................................   1,978,503
   Franklin Small Mid-Cap Growth Securities.............................      48,705
   Franklin U.S. Government.............................................   6,805,041
   Mutual Global Discovery Securities...................................   3,365,209
   Mutual Shares Securities.............................................   5,483,928
   Templeton Developing Markets Securities..............................   2,829,178
   Templeton Foreign Securities.........................................   9,481,799
   Templeton Global Bond Securities.....................................     240,693
   Templeton Growth Securities..........................................      74,761

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic Growth (c).............................................          70
   VIT Large Cap Value (d)..............................................     356,150
   VIT Mid Cap Value....................................................     178,008
   VIT Strategic International Equity...................................          38
   VIT Structured Small Cap Equity Fund.................................     223,229
   VIT Structured U.S. Equity Fund......................................     480,602

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Balanced (e)............................................     911,571
   Invesco V.I. Basic Value (f).........................................     502,321
   Invesco V.I. Capital Appreciation (g)................................   1,258,671
   Invesco V. I. Capital Development (h)................................     416,263
   Invesco V. I. Core Equity (i)........................................   2,099,708
   Invesco V.I. Diversified Income (j)..................................   1,189,747
   Invesco V.I. Dividend Growth (k).....................................   3,607,433
   Invesco V.I. Global Dividend Growth (l)..............................   1,146,953
   Invesco V.I. Government Securities (m)...............................   2,119,891

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                         PURCHASES
                                                                         ----------
Investments in the Invesco Investment Service Sub-Accounts (continued):
   Invesco V.I. High Yield (n).......................................... $1,102,646
   Invesco V.I. High Yield Securities (o)...............................  1,965,920
   Invesco V.I. Income Builder (p)......................................  1,071,447
   Invesco V.I. International Growth (q)................................  1,359,926
   Invesco V.I .Large Cap Growth (r)....................................    394,250
   Invesco V.I. Mid Cap Core Equity (s).................................  1,498,121
   Invesco V.I. Money Market (t)........................................  3,131,557
   Invesco V.I. S&P 500 Index (u).......................................  1,713,095
   Invesco V.I. Technology Fund (v).....................................    162,842
   Invesco V.I. Utilities (w)...........................................    526,539
   Invesco Van Kampen V.I. Capital Growth (x)...........................    667,380

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco Van Kampen V.I. Comstock (y).................................    582,185
   Invesco Van Kampen V.I. Government (z)...............................     39,055
   Invesco Van Kampen V.I. Global Value Equity (aa).....................      1,912
   Invesco Van Kampen V.I. High Yield (ab)..............................        603
   Invesco Van Kampen V.I. Mid Cap Value (ac)...........................  1,295,573
   Invesco Van Kampen V.I. Value (ad)...................................      6,493

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Balanced II (ae)........................................      9,638
   Invesco V.I. Basic Value II (af).....................................    465,115
   Invesco V.I. Capital Appreciation II (ag)............................     42,450
   Invesco V.I. Capital Development II (ah).............................        154

--------
(n)Previously known as AIM V. I. High Yield
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth
(y)Previously known as LIT Comstock
(z)Previously known as LIT Government
(aa)Previously known as Van Kampen UIF Global Value Equity
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   PURCHASES
                                                                                   ----------
Investments in the Invesco Investment Service Series II Sub-Accounts (continued):
   Invesco V.I. Core Equity II (ai)............................................... $   46,252
   Invesco V.I. Diversified Income II (aj)........................................     12,970
   Invesco V.I. Dividend Growth II (ak)...........................................  1,322,829
   Invesco V.I. Global Dividend Growth II (al)....................................    868,581
   Invesco V.I. Government Securities II (am).....................................     37,540
   Invesco V.I. High Yield II (an)................................................     84,113
   Invesco V.I. High Yield Securities II (ao).....................................  2,150,434
   Invesco V.I. International Growth II (aq)......................................     14,848
   Invesco V.I. Income Builder II (ap)............................................    990,381
   Invesco V.I. Large Cap Growth II (ar)..........................................      4,239
   Invesco V.I. Mid Cap Core Equity II (as).......................................    141,249
   Invesco V.I. Money Market II (at)..............................................     38,460
   Invesco V.I. S&P 500 Index II (au).............................................  3,152,644
   Invesco V.I. Technology II (av)................................................         96
   Invesco V.I. Utilities II (aw).................................................     19,065
   Invesco Van Kampen V.I. Capital Growth--Series II (ax).........................    895,507
   Invesco Van Kampen V.I. Comstock--Series II (ay)...............................  2,252,938
   Invesco Van Kampen V.I. Equity and Income--Series II (az)......................  2,331,570
   Invesco Van Kampen V.I. Growth and Income--Series II (ba)......................  2,716,725
   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)............    412,370
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc).........................  1,444,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II (bd)..........................  1,658,855

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known asAIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(as)Previously known as AIM V. I. Mid Cap Core Equity II
(at)Previously known as AIM V. I. Money Market II
(au)Previously known as S&P 500 Index (Class Y Shares)
(av)Previously known as AIM V. I. Technology II
(aw)Previously known as AIM V. I. Utilities II
(ax)Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio.......................................................................... $      148

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................          6

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)...............         69

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf).........................        113

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Fundamental Equity Portfolio (bg)........................................................    630,260
   Bond-Debenture...........................................................................  6,202,663
   Growth and Income........................................................................    649,856
   Growth Opportunities.....................................................................  1,424,760
   Mid-Cap Value............................................................................    901,860

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................      3,634
   MFS High Income..........................................................................     48,616
   MFS Investors Trust......................................................................     84,357
   MFS New Discovery........................................................................     79,579
   MFS Research.............................................................................     16,219
   MFS Research Bond........................................................................    178,436
   MFS Utilities............................................................................     12,571

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................         99
   MFS Investors Trust (Service Class)......................................................      2,387
   MFS New Discovery (Service Class)........................................................      6,008
   MFS Research (Service Class).............................................................      2,149
   MFS Utilities (Service Class)............................................................     40,959

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................    379,768
   Capital Opportunities....................................................................    738,625
   European Equity..........................................................................  1,446,818
   Income Plus..............................................................................  7,722,738
   Limited Duration.........................................................................  1,692,768
   Money Market.............................................................................  7,622,735
   Strategist...............................................................................  3,767,862
   Utilities................................................................................  6,804,457

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................    854,048
   Capital Opportunities (Class Y Shares)...................................................    816,812

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors
    Portfolio-Class I
(bg)Previously known as All Value

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                            -----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   European Equity (Class Y Shares)........................................................ $   722,212
   Income Plus (Class Y Shares)............................................................  13,546,503
   Limited Duration (Class Y Shares).......................................................   6,039,811
   Money Market (Class Y Shares)...........................................................  15,942,370
   Strategist (Class Y Shares).............................................................   2,649,591
   Utilities (Class Y Shares)..............................................................   2,103,564

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners............................................................................         209

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     264,903
   Oppenheimer Capital Appreciation........................................................     100,670
   Oppenheimer Core Bond...................................................................      85,011
   Oppenheimer Global Securities...........................................................     127,178
   Oppenheimer High Income.................................................................      34,405
   Oppenheimer Main Street.................................................................      46,865
   Oppenheimer Main Street Small Cap.......................................................     101,648
   Oppenheimer Small- & Mid-Cap Growth (bh)................................................       3,588
   Oppenheimer Global Strategic Income (bi)................................................     353,454

Investments in the Oppenheimer Variable Account Funds
   (Service Shares ("SS")) Sub-Accounts:...................................................
   Oppenheimer Balanced (SS)...............................................................   1,015,550
   Oppenheimer Capital Appreciation (SS)...................................................   1,484,877
   Oppenheimer Core Bond (SS)..............................................................   6,266,297
   Oppenheimer Global Securities (SS)......................................................   1,150,065
   Oppenheimer High Income (SS)............................................................   1,474,000
   Oppenheimer Main Street (SS)............................................................   2,611,586
   Oppenheimer Main Street Small Cap (SS)..................................................     706,223
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)...........................................     178,355
   Oppenheimer Global Strategic Income (SS) (bk)...........................................  11,704,476

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).........................................................         101
   Money Market............................................................................         106
   PIMCO Total Return......................................................................         190
   PIMCO VIT Commodity RealReturn Strategy.................................................   2,050,995
   PIMCO VIT Emerging Markets Bond (Advisor Shares)........................................   1,606,669
   PIMCO VIT Real Return (Advisor Shares)..................................................   1,511,991
   PIMCO VIT Total Return (Advisor Shares).................................................   6,714,425

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income...........................................................   5,407,577
   VT Capital Opportunities................................................................   1,252,795

--------
(bh)Previously known as Oppenheimer MidCap Fund
(bi)Previously known as Oppenheimer Strategic Bond
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Diversified Income............................................................ $  7,920,369
   VT Equity Income.................................................................    4,910,896
   VT George Putnam Balanced (bl)...................................................    5,815,679
   VT Global Asset Allocation.......................................................    5,901,937
   VT Global Equity.................................................................      680,857
   VT Global Health Care............................................................    1,736,699
   VT Global Utilities..............................................................    1,287,835
   VT Growth and Income.............................................................    4,679,387
   VT Growth Opportunities..........................................................      371,417
   VT High Yield....................................................................    9,523,454
   VT Income........................................................................   24,728,444
   VT International Equity..........................................................    8,197,471
   VT International Growth (bm).....................................................    1,307,283
   VT International Value (bn)......................................................    1,161,960
   VT Investors.....................................................................    1,319,247
   VT Money Market..................................................................   47,731,075
   VT Multi-Cap Growth (bo).........................................................   46,491,545
   VT Multi-Cap Value (bp)..........................................................    1,509,146
   VT Research......................................................................      673,044
   VT Small Cap Value...............................................................    1,349,872
   VT Vista (bq) (br)...............................................................      333,576
   VT Voyager.......................................................................    8,770,747

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth....................................................      746,491
   Van Kampen UIF Core Plus Fixed Income............................................      120,407
   Van Kampen UIF Emerging Markets Equity...........................................    4,407,961
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)...................      940,449
   Van Kampen UIF Mid Cap Growth....................................................    1,191,317
   Van Kampen UIF U.S. Real Estate..................................................    2,199,291

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II).........................................      152,930
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,389,261
   Van Kampen UIF Emerging Markets Equity (Class II)................................    2,119,244
   Van Kampen UIF Global Franchise (Class II).......................................    2,029,556
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,575,590
   Van Kampen UIF Small Company Growth (Class II)...................................      406,120
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,923,094
                                                                                     ------------
                                                                                     $518,363,012
                                                                                     ============

--------
(bl)Previously known as VT The George Putnam Fund of Boston
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2010.................   819   $ 9.13 -  9.59    $ 7,705        0.88%       1.15 - 2.60%      9.12 -  10.69%
   2009.................   831     8.37 -  8.66      7,097        2.23        1.15 - 2.60      21.20 -  22.94
   2008.................   867     6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ch)............   348    10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2010.................   251     9.74 - 10.23      2,523        1.05        1.15 - 2.60      10.82 -  12.41
   2009.................   257     8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008.................   189     7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ch)............   118    10.00 -    11      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2010.................    14     8.37 -  8.42        114        0.45        1.50 - 1.65      12.77 -  12.94
   2009.................    14     7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008.................    15     5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ch)............     5    10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2010.................     6     7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009.................     8     6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008.................     4     5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ch)............     1     9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2010.................     2     7.80 -  7.89         17        1.52        1.15 - 1.50      11.22 -  11.60
   2009.................     2     7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008.................     5     5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ch)............     5    10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2010.................   < 1     8.00 -  8.00          3        1.09        1.50 - 1.50      12.16 -  12.16
   2009.................     1     7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008.................     2     6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ch)............   < 1     9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2010................. 1,013     9.49 -  9.99     10,009        0.78        1.15 - 2.65       9.41 -  11.04
   2009.................   971     8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008.................   616     7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ch)............    64    10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- -------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2010.................   83    $12.20 - 12.36     $1,029       0.99%        1.50 - 2.00%      9.00 -   9.54
   2009.................   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008.................   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2010.................   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009.................   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2010.................   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009.................    0      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008.................    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2010 (a).............   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Capital Growth Asset Allocation
   2010.................  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (bt)............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008.................  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ch)............  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2010.................   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009.................   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008.................    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2010.................  185      9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009.................  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008.................  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2010.................    4      9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009.................    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008.................    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ch)............    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

--------
(a)For the period beginning January 4, 2010 and ended December 31, 2010
(bt)For the period beginning January 2, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced
  Series Trust
  Sub-Accounts
  (continued):
   AST DeAm Large-Cap Value
   2010............     2   $ 7.79 -  7.92   $      17      1.47%        1.15 - 1.65%     10.61 -  11.16%
   2009............     2     7.04 -  7.13          17      0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ci).......     2     6.05 -  6.10          13      6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ch).......   < 1     9.77 -  9.84           1      0.00         1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008............    --       N/A -  N/A          --      0.00                  --         N/A -   N/A
   2007 (ch).......   < 1     8.80 -  8.86         < 1      0.00         1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth
   2010............     1     9.56 -  9.73          13      0.05         1.15 - 1.65      30.39 -  31.04
   2009............     1     7.33 -  7.42          11      0.24         1.15 - 1.65      30.50 -  31.15
   2008............     2     5.62 -  5.66          12      0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ch).......   < 1    10.17 - 10.24           1      0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2010............   345     8.92 -  9.37       3,181      1.45         1.15 - 2.60      11.46 -  13.06
   2009............   327     8.01 -  8.29       2,680      3.70         1.15 - 2.60      20.71 -  22.44
   2008............   275     6.63 -  6.77       1,845      3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ch).......   238    10.39 - 10.46    2,479.12      0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2010............ 1,669     8.66 -  9.10      14,890      1.99         1.15 - 2.60      16.00 -  17.66
   2009............ 1,369     7.47 -  7.73      10,439      2.21         1.15 - 2.60      22.78 -  24.54
   2008............ 1,075     6.08 -  6.21       6,607      2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ch).......   441    10.52 - 10.60       4,653      0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (bu).......    --      N/A -   N/A          --      6.00         1.00 - 2.95      11.11 -  17.15
   2008............     2     7.46 -  7.49          13      0.00         1.15 - 2.00     -25.36 - -25.09

   AST Global Real Estate
   2010............   < 1     9.61 -  9.73           3      1.12         1.15 - 1.65      18.25 -  18.83
   2009............   < 1     8.18 -  8.18           2      3.99         1.15 - 1.15      33.56 -  33.56
   2008 (cj).......   < 1     6.13 -  6.13         < 1      0.00         1.15 - 1.15     -39.78 - -39.78

--------
(bu)For the period beginning January 1, 2009 and ended November 13, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ci)For the period beginning January 1, 2008 and ended July 18, 2008
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Goldman Sachs Concentrated Growth
   2010.................    5    $ 9.81 -  9.92      $ 51        0.08%        1.15 - 1.50%      8.66 -   9.03%
   2009.................    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008.................    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ch)............  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2010.................    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009.................    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008.................    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ch)............  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2010.................   <1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009.................   <1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008.................  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2010.................    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009.................    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008.................    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ch)............  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2010.................   14      9.85 - 10.10       138        0.38         1.15 - 2.10      11.47 -  12.52
   2009.................   16      8.83 -  8.97       139        0.35         1.15 - 2.10      24.06 -  25.22
   2008.................   15      7.12 -  7.16       106        0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2010.................   55     10.06 - 10.28       557        0.42         1.15 - 2.00       9.41 -  10.33
   2009.................   53      9.19 -  9.32       492        0.25         1.15 - 2.00      20.96 -  21.98
   2008.................   37      7.60 -  7.64       279        0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2010.................    7      8.13 -  8.27        55        0.30         1.15 - 1.65      12.64 -  13.19
   2009.................   10      7.21 -  7.30        75        1.84         1.15 - 1.65      33.09 -  33.75
   2008.................   12      5.39 -  5.46        63        1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ch)............    2     11.03 - 11.10        24        0.62         1.00 - 2.65      10.26 -  11.03

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST International Value
   2010.................     9   $ 8.00 -  8.23    $    77        0.77%       1.15 - 2.00%      8.90 -   9.82%
   2009.................    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008.................    12     5.74 -  5.81         71        5.61        1.15 - 2.00     -45.10 - -44.64
   2007 (ch)............     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2010.................   157    12.75 - 13.05      2,030        5.54        1.15 - 2.05       8.58 -   9.55
   2009.................   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (ck)............ 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2010.................     6     8.31 -  8.55         50        1.26        1.15 - 2.00       5.07 -   5.95
   2009.................     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008.................     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ch)............     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2010.................     0     7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009.................     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008.................     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ch)............     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 - - 4.11

   AST Lord Abbett Bond-Debenture
   2010.................     4    11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009.................     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008.................     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ch)............   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2010.................     8     8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009.................    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008.................     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ch)............     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2010.................     4     9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009.................     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008.................    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ch)............     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST MFS Growth
   2010.................    2    $ 9.31 -  9.31     $   16       0.12%        1.15 - 1.15%     11.50 -  11.50%
   2009.................    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008.................    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2010.................    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009.................    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008.................    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ch)............  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65     - 2.89 -  -2.21

   AST Money Market
   2010.................   77      9.77 - 10.08        773       0.02         1.15 - 2.10     - 2.03 -  -1.11
   2009.................  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00     - 1.72 -  -0.90
   2008.................   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ch)............    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2010.................    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009.................    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008.................    5      5.70 -  5.74         27       4.06         1.15 - 1.65    - 43.20 - -42.92
   2007 (ch)............  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65     - 0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2010.................    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009.................    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008.................    4      5.87 -  5.91         24       0.00         1.15 - 1.65    - 44.11 - -43.83
   2007 (ch)............  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2010.................    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009.................    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008.................    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ch)............  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2010.................   23      9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009.................   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008.................   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2010.................    3    $10.93 - 11.12     $   37        0.47%       1.15 - 1.85%     20.05 -  20.88%
   2009.................    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (cj)............    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2010.................   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009.................   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008.................   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2010.................   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009.................   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008.................   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ch)............    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2010.................  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009.................  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008.................  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ch)............   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2010.................    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009.................    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008.................   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ch)............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2010.................   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009.................   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008.................   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ch)............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2010.................   <1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009.................   <1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008.................  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2010.................    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009.................    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008.................    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ch)............    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

--------
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(cj)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   AST T. Rowe Price Asset Allocation
   2010.................  595    $ 9.65 - 10.13     $5,927       0.97%        1.15 - 2.60%      8.71 -  10.27%
   2009.................  572      8.88 -  9.19      5,192       2.23         1.15 - 2.60      20.99 -  22.73
   2008.................  451      7.34 -  7.49      3,353       3.39         1.15 - 2.60     -27.82 - -26.79
   2007 (ch)............  276     10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2010.................    8     11.69 - 11.89         95       2.79         1.15 - 1.65       4.03 -   4.54
   2009.................   10     11.23 - 11.37        113       6.65         1.15 - 1.65      10.29 -  10.84
   2008.................    6     10.19 - 10.26         60       7.72         1.15 - 1.65      -4.02 - - 3.54
   2007 (ch)............    1     10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2010.................    3     10.18 - 10.30         33       0.00         1.15 - 1.50      14.10 -  14.49
   2009.................    4      8.92 -  9.00         39       0.00         1.15 - 1.50      51.10 -  51.62
   2008.................    4      5.91 -  5.93         22       0.43         1.15 - 1.50     -41.45 - -41.24
   2007 (ch)............    2     10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -   1.07

   AST T. Rowe Price Natural Resources
   2010.................   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009.................   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008.................   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ch)............    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2010.................  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
   2009.................  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008.................  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ch)............  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (bv)............   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2010.................  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009.................  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ck)............  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

--------
(bv)For the period beginning January 7, 2009 and ended December 31, 2009
(ch)For the period beginning July 30, 2007 and ending December 31, 2007
(ck)For the period beginning May 1, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
  Sub-Accounts
  (continued):
   ProFund VP Financials
   2010.................   < 1    $6.54 -  6.54    $     1       0.00%        1.50 - 1.50%     -34.64 -  9.29%
   2009 (bw)............    --     6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2010.................   < 1     9.96 -  9.96          0       0.00         1.50 - 1.50        1.32 -  1.32
   2009 (bw)............     0     9.83 -  9.83          0       0.00         1.50 - 1.50       17.79 - 17.79

   ProFund VP Large-Cap Value
   2009 (bx)............    28     7.32 -  7.32        208       2.30         2.10 - 2.10       17.01 - 17.01

   ProFund VP Mid-Cap Value
   2010.................   < 1     9.90 -  9.90          4       0.30         1.50 - 1.50       18.67 - 18.67
   2009 (bw)............   < 1     8.34 -  8.34          4       1.97         1.50 - 1.50       28.94 - 28.94

   ProFund VP Telecommunications
   2010.................   < 1     8.77 -  8.77          1       5.13         1.50 - 1.50       13.97 - 13.97
   2009 (bw)............     0     7.69 -  7.69          0       9.52         1.50 - 1.50        5.73 -  5.73

   ProFund VP Utilities
   2010.................     5     8.23 -  8.23         44       3.05         1.50 - 1.50        4.38 -  4.38
   2009 (by)............     4     7.88 -  7.88         29       6.68         1.50 - 1.50        9.10 -  9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2010................. 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
   2009................. 3,442     6.43 - 11.47     28,380       0.00         0.70 - 2.59      29.43 -  31.94
   2008................. 3,866     4.87 -  8.86     24,187       0.00         0.70 - 2.59     -44.09 - -43.00
   2007................. 5,068     8.55 - 15.84     55,665       0.00         0.70 - 2.59       9.73 -  11.87
   2006................. 6,256     7.64 - 14.44     59,865       0.00         0.70 - 2.59      -3.79 -  -1.93

--------
(bw)For the period beginning February 27, 2009 and ended December 31, 2009
(bx)For the period beginning July 10, 2009 and ended December 31, 2009
(by)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income
   2010..............  6,809  $11.67 - 12.94    $ 73,511      0.00%        0.70 - 2.59%      9.88 -  12.01%
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17

   AllianceBernstein VPS International Value
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38

   AllianceBernstein VPS Large Cap Growth
   2010..............  2,884    7.28 - 12.09      20,929      0.26         0.70 - 2.59       6.99 -   9.07
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33

   AllianceBernstein VPS Small/Mid Cap Value
   2010..............  1,263   19.22 - 21.28      26,112      0.27         1.29 - 2.59      23.31 -  24.96
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73

   AllianceBernstein VPS Utility Income
   2009 (bz).........     --      N/A -  N/A          --      5.56         1.29 - 2.59       7.29 -   8.34
   2008..............    424    9.59 - 10.06       4,191      2.95         1.29 - 2.59     -38.40 - -37.57
   2007..............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 -  20.46
   2006..............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 -  33.83

--------
(bz) For the period beginning January 1, 2009 and ended September 25, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Value
   2010................  231    $ 8.63 -  9.30     $2,098       1.78%        1.29 - 2.59%      8.54 -   9.98%
   2009................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2010................    1     15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15

   American Century VP International
   2010 (b)............  < 1     15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2010................    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96

--------
(b)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2010................   42    $ 9.76 - 11.65     $  472       1.80%        1.15 - 1.85%     12.72 -  13.53%
   2009................   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2010................   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21

   VIF Money Market
   2010................   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2010................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98

   DWS Capital Growth VIP A
   2010................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2010................   42    $25.49 - 25.81     $1,091       0.43%        0.70 - 0.80%     25.63 -  25.75%
   2009................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008................   54     13.80 - 13.94        755       0.29         0.70 - 0.80    - 50.37 - -50.32
   2007................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23

   DWS Growth and Income VIP A
   2010................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83

   DWS International VIP A
   2010................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03

Investments in the
  DWS Variable
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2010................  122     11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47

   DWS Money Market VIP A II
   2010................   34     10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009................   56     10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008................   87     10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27
   2006................  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -   0.66

   DWS Small Cap Growth VIP A II
   2010................   32     11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009................   39      8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008................   39      6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007................   36     12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006 (cl)...........   47     12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53

--------
(cl)For the period beginning November 3, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Federated Insurance Series
  Sub-Account:
   Federated Prime Money Fund II
   2010...............   917   $10.16 - 11.64    $11,242       0.00%        1.15 - 1.85%     -1.85 -  -1.14%
   2009............... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...............   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...............   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -   3.33

Investments in the
  Fidelity Variable Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2010...............   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...............   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...............   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44

   VIP Equity-Income
   2010...............    86    11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009...............   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008...............   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007...............   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006...............   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82

   VIP Growth
   2010...............   384     8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009...............   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008...............   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007...............   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006...............   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63

   VIP High Income
   2010...............    98    12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009...............   115    11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008...............   156     8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007...............   233    11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60
   2006...............   298    10.94 - 11.61      3,249       6.94         1.15 - 1.65       9.42 -   9.97

   VIP Index 500
   2010...............   536     9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009...............   622     8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008...............   690     6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007...............   904    10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23
   2006............... 1,120    10.05 - 10.61     11,743       1.82         1.15 - 1.65      13.84 -  14.41

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Investment Grade Bond
   2010..................   121   $16.46 - 17.23    $  2,071      3.33%        1.25 - 1.65%      6.04 -   6.47%
   2009..................   147    15.53 - 16.19       2,376      8.84         1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16       2,600      4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82       3,460      4.47         1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39       4,096      4.24         1.25 - 1.65       2.65 -   3.06

   VIP Overseas
   2010..................   128    10.14 - 11.91       1,479      1.30         1.15 - 1.65      11.82 -  32.53
   2009..................   143     8.98 -  9.07       1,486      1.93         1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25       1,437      2.21         1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56       3,642      3.37         1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48       3,724      0.89         1.15 - 1.65      16.15 -  16.73

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -   5.29

   VIP Contrafund (Service Class 2)
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55

   VIP Equity-Income (Service Class 2)
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom 2010 Portfolio (Service Class 2)
   2010..................   834   $10.61 - 11.26    $ 9,258       1.83%        1.29 - 2.54%      9.69 -  11.09%
   2009..................   969     9.67 - 10.14      9,706       3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29      8,586       3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22      6,320       2.89         1.29 - 2.24       5.98 -   7.02
   2006 (cm).............   328    10.42 - 10.48      3,433       2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2010..................   671    10.33 - 10.84      7,168       1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60      7,366       3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57      5,433       2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41      6,602       2.88         1.29 - 1.99       7.77 -   8.84
   2006 (cm).............   198    10.46 - 10.51      2,075       2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2010..................   346    10.14 - 10.43      3,560       1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12      2,867       2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04      1,987       2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54      2,226       2.46         1.29 - 1.89       8.97 -   9.64
   2006 (cm).............   109    10.48 - 10.52      1,146       2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54
   2006 (cm).............    54    10.33 - 10.37        561       5.44         1.29 - 1.89       3.31 -   3.73

   VIP Growth & Income (Service Class 2)
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521       0.53         1.29 - 2.59       9.94 -  11.40

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth (Service Class 2)
   2010..................   27    $ 8.29 -  8.70    $   235       0.03%        1.35 - 1.85%     21.57 -  22.19%
   2009..................   35      6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................   63      5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................   66     10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94
   2006..................   75      8.44 -  8.69        654       0.17         1.35 - 1.85       4.61 -   5.14

   VIP Growth Stock (Service Class 2)
   2010..................  233     10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................  176      8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................  187      6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................  147     11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73
   2006 (cm).............   47      9.73 -  9.77        456       0.00         1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2010..................  561     12.79 - 13.67      7,633       7.13         1.29 - 2.44       10.90 - 12.21
   2009..................  669     11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................  785      8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................  964     11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21
   2006..................  950     11.28 - 11.51     11,001       9.54         1.29 - 2.44       8.32 -   9.60

   VIP Index 500 (Service Class 2)
   2010..................  757      9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................  873      8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................  871      6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................  805     11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82
   2006..................  358     10.76 - 10.85      3,927       0.99         1.29 - 2.44       7.61 -   8.46

   VIP Investment Grade Bond (Service Class 2)
   2010..................  < 1     13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................  < 1     13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................  < 1     11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................    1     12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................    2     11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Mid Cap (Service Class 2)
   2010.................. 1,728   $11.76 - 14.84    $23,239       0.12%        1.29 - 2.59%     25.25 -  26.91%
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72

   VIP Money Market (Service Class 2)
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (cm)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2010..................   344    11.68 - 12.59      4,240       0.00         1.29 - 2.59      13.19 -  14.70
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54

   Franklin Growth and Income Securities
   2010.................. 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
   2009.................. 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92
   2008.................. 4,023     9.66 - 10.54     41,666       3.28         1.29 - 2.69     -36.89 - -35.98
   2007.................. 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 -  -4.96
   2006.................. 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 -  15.25

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin High Income Securities
   2010................    893   $13.04 - 14.26    $ 12,422      6.47%        1.28 - 2.59%     10.33 -  11.82%
   2009................    908    11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008................    850     8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007................  1,006    11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006................  1,172    11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98

   Franklin Income Securities
   2010................ 14,345    12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009................ 16,850    11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008................ 19,065     8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007................ 23,607    12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006................ 20,822    12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74

   Franklin Large Cap Growth Securities
   2010................  4,420    10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009................  5,184     9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008................  5,906     7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007................  6,664    11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006................  5,670    11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79

   Franklin Small Cap Value Securities
   2010................  2,038    13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009................  2,387    10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008................  2,695     8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007................  3,302    12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006................  3,842    13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50

   Franklin Small Mid-Cap Growth Securities
   2010................    125    19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009................    151    15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008................    158    11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007................    183    19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006................    215    18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45

   Franklin U.S. Government
   2010................  2,990    11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009................  3,519    11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008................  3,759    11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007................  2,255    10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006................  1,941    10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Global Discovery Securities
   2010..............  2,064  $10.91 - 11.58    $ 25,013       1.26%       1.29 - 2.54%      9.12 -  10.51%
   2009..............  2,263    9.98 - 10.48      24,825       1.11        1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418       2.32        1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766       1.53        1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246       0.68        1.29 - 2.54       9.47 -  21.47

   Mutual Shares Securities
   2010..............  7,794   13.95 - 19.98     109,831       1.53        1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555       1.83        1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605       2.92        1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678       1.50        1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 -  17.03

   Templeton Developing Markets Securities
   2010..............    793   35.32 - 39.01      30,100       1.55        1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859       4.09        1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433       2.78        1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 -  26.63

   Templeton Foreign Securities
   2010..............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009..............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008..............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007.............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006.............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06

   Templeton Global Bond Securities
   2010..............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009..............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008..............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007..............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006..............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48

   Templeton Growth Securities
   2010..............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009..............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008..............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007..............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006..............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value (c)
   2010...............   504   $ 9.83 - 10.60    $ 5,230       0.73%        1.29 - 2.59%      8.32 -   9.76%
   2009...............   617     9.07 -  9.65      5,856       1.74         1.29 - 2.59      15.25 -  16.79
   2008...............   623     7.87 -  8.27      5,075       1.81         1.29 - 2.59     -35.43 - -34.57
   2007...............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59      -2.35 -  -1.04
   2006...............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59      19.46 -  21.05

   VIT Mid Cap Value
   2010...............   405    12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
   2009...............   485    10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67

   VIT Strategic International Equity
   2010...............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009...............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71

   VIT Strategic Growth (d)
   2010...............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009...............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008...............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007...............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87
   2006...............     7     7.75 - 11.60         62       0.11         1.15 - 1.65       6.79 -   7.32

   VIT Structured Small Cap Equity Fund
   2010............... 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99

   VIT Structured U.S. Equity Fund
   2010...............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60

--------
(c)Previously known as VIT Growth and Income
(d)Previously known as VIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Basic Balanced (e)
   2010..............  1,812  $ 8.46 - 11.03    $ 18,275      1.87%        1.10 - 1.85%      6.07 -   6.88%
   2009..............  2,124    7.97 - 10.32      20,163      4.84         1.10 - 1.85      31.37 -  32.38
   2008..............  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007..............  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006..............  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35

   Invesco V.I. Basic Value (f)
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006..............  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97

   Invesco V.I. Capital Appreciation (g)
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006.............. 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56

   Invesco V. I. Capital Development (h)
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006..............  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25

   Invesco V. I. Core Equity (i)
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006.............. 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65

--------
(e)Previously known as AIM V. I. Basic Balanced
(f)Previously known as AIM V. I. Basic Value
(g)Previously known as AIM V. I. Capital Appreciation
(h)Previously known as AIM V. I. Capital Development
(i)Previously known as AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income (j)
   2010..............    831  $ 11.28 - 11.70   $ 10,007      5.69%        1.10 - 1.85%      8.01 -   8.84%
   2009..............  1,012    10.44 - 10.75     11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095     9.58 -  9.79     11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495    11.58 - 11.74     18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006..............  1,872    11.60 - 11.67     22,591      5.61         1.10 - 1.85       2.55 -   3.34

   Invesco V.I. Dividend Growth (k)
   2010..............  6,213     9.85 - 11.96    166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306     9.10 - 10.90    178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577     7.47 -  8.83    171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695    11.98 - 13.97    343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006.............. 13,870    11.74 - 13.50    439,541      1.33         0.70 - 2.05       8.85 -  10.32

   Invesco V.I. Global Dividend Growth (l)
   2010..............  2,827    11.19 - 13.22     52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009..............  3,333    10.19 - 11.88     55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008..............  3,937     8.94 - 10.27     57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007..............  5,011    15.44 - 17.51    126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006..............  6,387    14.73 - 16.48    154,443      1.98         0.70 - 2.05      19.47 -  21.09

   Invesco V.I. Government Securities (m)
   2010..............    923    14.42 - 15.88     14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009..............  1,137    13.92 - 15.24     16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008..............  1,525    14.16 - 15.41     23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007..............  1,660    12.82 - 13.87     22,709      3.74         1.10 - 1.70       4.54 -   5.17
   2006..............  1,951    12.27 - 13.19     25,477      3.52         1.10 - 1.70       1.81 -   2.42

   Invesco V.I. High Yield (n)
   2010..............    517    13.51 - 15.85      6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............    614    12.02 - 14.22      7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............    716     7.96 -  9.48      5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............    950    10.83 - 13.00     10,238      6.51         1.10 - 1.85      -0.64 -   0.13
   2006..............  1,225    10.81 - 13.08     13,245      7.66         1.10 - 1.85       8.69 -   9.53

--------
(j)Previously known as AIM V. I. Diversified Income
(k)Previously known as Dividend Growth
(l)Previously known as Global Dividend Growth
(m)Previously known as AIM V. I. Government Securities
(n)Previously known as AIM V. I. High Yield

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities (o)
   2010.............. 1,029   $ 7.67 -  9.63    $14,876       8.11%        0.70 - 1.98%      8.06 -   9.45%
   2009.............. 1,184     7.01 -  8.91     15,689       8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29     12,526       2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30     20,551       6.67         0.70 - 2.05       2.05 -   3.44
   2006.............. 2,215     6.19 -  8.13     26,456       6.92         0.70 - 2.05       7.08 -   8.53

   Invesco V.I. Income Builder (p)
   2010..............   881    13.86 - 16.11     15,256       2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44     15,658       3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62     15,008       0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87     26,173       2.78         0.70 - 2.05       1.10 -   2.48
   2006.............. 1,893    14.06 - 15.49     32,764       2.59         0.70 - 2.05      11.90 -  13.42

   Invesco V.I. International Growth (q)
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006 (cm)......... 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83

   Invesco V.I .Large Cap Growth (r )
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (cn)......... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   Invesco V.I. Mid Cap Core Equity (s)
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006.............. 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03

--------
(o)Previously known as High Yield
(p)Previously known as Income Builder
(q)Previously known as AIM V. I. International Growth
(r)Previously known as AIM V. I. Large Cap Growth
(s)Previously known as AIM V. I. Mid Cap Core Equity
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market (t)
   2010.............. 1,254   $ 10.50 - 12.05   $14,866       0.18%        1.10 - 1.70%     -1.51 -  -0.92%
   2009.............. 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947     10.83 - 12.29    23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818     10.80 - 12.17    21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006.............. 1,821     10.51 - 11.77    21,080       4.26         1.10 - 1.70       2.52 -   3.14

   Invesco V.I. S&P 500 Index (u)
   2010.............. 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976      6.52 -  6.91    30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836     10.58 - 11.05    60,707       1.81         0.70 - 2.05       3.08 -   4.49
   2006.............. 6,425     10.26 - 10.58    77,960       1.62         0.70 - 2.05      13.22 -  14.75

   Invesco V.I. Technology Fund (v)
   2010..............   214     12.88 - 13.41     2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296     10.80 - 11.17     3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281      6.98 -  7.18     1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375     12.79 - 13.08     4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006..............   453     12.08 - 12.28     5,519       0.00         1.10 - 1.70       8.62 -   9.28

   Invesco V.I. Utilities (w)
   2010..............   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528     13.64 - 14.03     7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668     20.52 - 20.98    13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006..............   842     17.30 - 17.58    14,683       3.26         1.10 - 1.70      23.35 -  24.09

   Invesco Van Kampen V.I. Capital Growth (x)
   2010.............. 2,775      6.91 - 11.23    25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339      5.81 -  9.59    26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876      3.52 -  5.91    18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617      6.96 - 11.85    45,412       0.05         0.70 - 2.30      14.29 -  16.14
   2006.............. 6,027      5.99 - 10.37    51,748       0.00         0.70 - 2.30      0.52 -    2.14

--------
(t)Previously known as AIM V. I. Money Market
(u)Previously known as S&P 500 Index
(v)Previously known as AIM V. I. Technology
(w)Previously known as AIM V. I. Utilities
(x)Previously known as LIT Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock (y)
   2010.............. 3,006   $ 11.86 - 13.50   $ 38,273       0.13%       0.70 - 2.30      13.34 -  15.17%
   2009.............. 3,622     10.46 - 11.72     40,418       4.52        0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331      8.31 -  9.16     38,125       2.68        0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664     13.22 - 14.35     78,670       1.97        0.70 - 2.30      -4.28 -  -2.73
   2006.............. 7,391     13.81 - 14.75    106,183       1.48        0.70 - 2.30      13.64 -  15.47

   Invesco Van Kampen V.I. Global Value Equity (z)
   2010..............     2     10.04 - 10.54         21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2      9.22 -  9.63         19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3      8.10 -  8.42         27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3     13.78 - 16.90         50       1.97        1.15 - 1.85       4.65 -   5.41
   2006..............     4     13.17 - 16.03         54       1.59        1.15 - 1.85      18.97 -  19.83

   Invesco Van Kampen V.I. Government (aa)
   2010..............    63     12.25 - 12.68        796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74     11.83 - 12.20        902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96     11.91 - 12.24      1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116     11.90 - 12.17      1,405       4.92        1.25 - 1.65       5.57 -   5.99
   2006..............   142     11.27 - 11.48      1,626       4.33        1.25 - 1.65       1.65 -   2.06

   Invesco Van Kampen V.I. High Yield (ab)
   2010..............   < 1     16.38 - 16.38          6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1     14.83 - 14.83          6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1     10.60 - 10.60          5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1     13.94 - 13.94          9       8.84        1.50 - 1.50      2.44 -    2.44
   2006..............     1     13.61 - 13.61          9       8.01        1.50 - 1.50       7.00 -   7.00

   Invesco Van Kampen V.I. Mid Cap Value (ac)
   2010.............. 4,243     13.92 - 17.81     61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038     11.70 - 14.67     60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830      8.64 - 10.61     51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726     15.12 - 18.20    116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006.............. 9,904     14.41 - 17.00    141,489       0.28        0.70 - 2.69      17.46 -  19.86

--------
(y)Previously known as LIT Comstock
(z)Previously known as Van Kampen UIF Global Value Equity
(aa)Previously known as LIT Government
(ab)Previously known as Van Kampen UIF High Yield
(ac)Previously known as Van Kampen UIF U.S. Mid Cap Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Value (ad)
   2010..............     6   $ 12.67 - 15.41   $    77       1.48%        1.15 - 2.00%     13.43 -  14.42%
   2009..............     6     10.56 - 11.17        74       3.22         1.35 - 2.00      28.38 -  29.23
   2008..............     9      8.70 - 10.40        86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007..............    17     13.85 - 16.40       252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006..............    22     14.58 - 17.11       342       1.68         1.15 - 2.00      14.56 -  15.56

Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts:
   Invesco V.I.Basic Balanced II (ae)
   2010..............    41      9.05 -  9.72       385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107      8.57 -  9.14       960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133      6.56 -  6.93       907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160     10.88 - 11.41     1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006..............   173     10.90 - 11.34     1,938       1.59         1.30 - 2.10       7.98 -   8.84

   Invesco V.I. Basic Value II (af)
   2010..............   859     10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976     10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178      7.23 -  7.79     8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260     15.43 - 16.41    19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006.............. 1,431     15.63 - 16.40    22,198       0.12         1.29 - 2.59      10.02 -  11.49

   Invesco V.I. Capital Appreciation II (ag)
   2010..............   359     11.05 - 12.23     4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412      9.84 - 10.75     4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445      8.37 -  9.02     3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546     14.98 - 15.93     7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006..............   620     13.76 - 14.45     8,274       0.00         1.29 - 2.59       3.32 -   4.69

   Invesco V.I. Capital Development II (ah)
   2010..............    30     12.89 - 13.55       393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36     10.95 - 11.59       410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42      7.87 -  8.27       336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47     15.19 - 15.85       733       0.00         1.30 - 2.00       8.35 -   9.11
   2006..............    41     14.02 - 14.52       592       0.00         1.30 - 2.00      13.96 -  14.76

--------
(ad)Previously known as Van Kampen UIF Value
(ae)Previously known as AIM V. I. Basic Balanced II
(af)Previously known as AIM V. I. Basic Value II
(ag)Previously known as AIM V. I. Capital Appreciation II
(ah)Previously known as AIM V. I. Capital Development II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Invesco Investment
  Services Funds
  Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Core Equity II (ai)
   2010..............    237  $10.13 - 10.78    $  2,602      0.74%        1.29 - 2.59%      6.42 -   7.84%
   2009..............    275    9.52 - 10.00       2,814      1.48         1.29 - 2.59      24.67 -  26.33
   2008..............    328    7.64 -  7.91       2,672      1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............    389   11.25 - 11.50       4,618      0.90         1.29 - 2.59       5.07 -   6.48
   2006..............    474   10.71 - 10.80       5,296      0.94         1.29 - 2.59       7.09 -   8.04

   Invesco V.I. Diversified Income II (aj)
   2010..............     21   10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............     27    9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............     38    9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............     46   11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20
   2006..............     48   11.16 - 11.61         552      5.03         1.30 - 2.10       2.01 -   2.83

   Invesco V.I. Dividend Growth II (ak)
   2010..............  4,451   11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009..............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008..............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40

   Invesco V.I. Global Dividend Growth II (al)
   2010..............  2,301   12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009..............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008..............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007..............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006..............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04

   Invesco V.I. Government Securities II (am)
   2010..............     61   12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............     87   11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............    195   12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............     95   11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73
   2006..............    124   10.63 - 11.06       1,362      2.90         1.30 - 2.10       1.14 -   1.95

--------
(ai)Previously known as AIM V. I. Core Equity II
(aj)Previously known as AIM V. I. Diversified Income II
(ak)Previously known as Dividend Growth (Class Y Shares)
(al)Previously known as Global Dividend Growth (Class Y Shares)
(am)Previously known as AIM V. I. Government Securities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                            AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                  --------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                  UNITS        UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)    LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------    -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds Series II
  Sub-Accounts (continued):
   Invesco V.I. High Yield II (an)
   2010..........    26      $16.37 - 17.43     $   454       8.34%        1.30 - 2.00%     11.24 -  12.02%
   2009..........    30       14.72 - 15.56         461       8.40         1.30 - 2.00      49.06 -  50.10
   2008..........    36        9.87 - 10.37         372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007..........    47       13.58 - 14.15         651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006..........    52       13.71 - 14.20         732       7.55         1.30 - 2.00       8.23 -   8.99

   Invesco V.I. High Yield Securities II (ao)
   2010.......... 1,492       14.40 - 15.94      14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.......... 1,655       13.45 - 14.69      15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.......... 1,904        9.57 - 10.32      12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.......... 2,582       12.79 - 13.61      22,673       6.45         1.29 - 2.59       1.20 -   2.55
   2006.......... 3,372       12.64 - 13.27      28,708       6.71         1.29 - 2.59       6.19 -   7.61

   Invesco V.I. Income Builder II (ap)
   2010.......... 1,027       13.73 - 15.20      14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.......... 1,204       12.57 - 13.73      15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.......... 1,415       10.33 - 11.14      14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.......... 2,330       14.42 - 15.34      33,014       2.58         1.29 - 2.59       0.19 -   1.53
   2006.......... 3,086       14.39 - 15.11      43,341       2.37         1.29 - 2.59      11.02 -  12.49

   Invesco V.I. International Growth II (aq)
   2010..........    35       17.22 - 18.52         621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..........    49       15.62 - 16.66         796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..........    59       11.82 - 12.51         719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..........    78       20.31 - 21.31       1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006..........    86       18.12 - 18.87       1,593       1.08         1.30 - 2.10      26.23 -  81.20

   Invesco V.I. Large Cap Growth II (ar)
   2010..........    49       10.59 - 10.98         525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..........    65        9.25 -  9.52         610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..........    84        7.52 -  7.67         639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..........    88       12.46 - 12.62       1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (cn).....    95       11.04 - 11.09       1,047       0.00         1.30 - 2.10      10.40 -  10.89

--------
(an)Previously known as AIM V. I. High Yield II
(ao)Previously known as High Yield (Class Y Shares)
(ap)Previously known as Income Builder (Class Y Shares)
(aq)Previously known as AIM V. I. International Growth II
(ar)Previously known as AIM V. I. Large Cap Growth II
(cn)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub-Accounts
  (continued):
   Invesco V.I. Mid Cap Core Equity II (as)
   2010..............    268  $12.70 - 13.73    $  3,700      0.31%        1.29   2.44%     11.00 -  12.31%
   2009..............    332   11.44 - 12.22       4,096      0.96         1.29   2.44      26.69 -  28.18
   2008..............    392    9.03 -  9.54       3,809      1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............    488   12.98 - 13.55       6,739      0.05         1.29 - 2.44       6.60 -   7.87
   2006..............    545   12.17 - 12.56       6,990      0.67         1.29 - 2.44       8.28 -   9.55

   Invesco V.I. Money Market II (at)
   2010..............     96    9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009..............    159    9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008..............    198    9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007..............    228    9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93
   2006..............    213    9.58 - 10.13       2,143      3.63         1.30 - 2.40       1.55 -   2.67

   Invesco V.I. S&P 500 Index II (au)
   2010..............  7,386   12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009..............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008..............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007.............. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006.............. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73

   Invesco V.I. Technology II (av)
   2010..............      4   12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009..............      4   10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008..............      6    6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007..............      9   12.53 - 12.85         119      0.00         1.30 - 2.00      5.34  -   6.08
   2006..............     10   11.89 - 12.12         123      0.00         1.30 - 2.00      8.04  -   8.80

   Invesco V.I. Utilities II (aw)
   2010..............     28   15.69 - 16.28         448      3.28         1.30 - 1.85      4.07  -   4.64
   2009..............     29   15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008..............     42   13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007..............     48   20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76
   2006..............     50   17.13 - 17.38         873      3.80         1.30 - 1.85      22.96 -  23.64

--------
(as) Previously known as AIM V. I. Mid Cap Core Equity II
(at) Previously known as AIM V. I. Money Market II
(au) Previously known as S&P 500 Index (Class Y Shares)
(av) Previously known as AIM V. I. Technology II
(aw) Previously known as AIM V. I. Utilities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series II
  Sub- Account
  (continued)
   Invesco Van Kampen V.I. Capital Growth--Series II (ax)
   2010..............  3,259  $13.56 - 14.95    $ 37,032      0.00%        1.29 - 2.59%     17.61 -  18.02%
   2009..............  3,778   11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008..............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007..............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006..............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30

   Invesco Van Kampen V.I. Comstock--Series II (ay)
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006.............. 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55

   Invesco Van Kampen V.I. Equity and Income--Series II (az)
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02
   2006..............  6,061   14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 -  11.13

   Invesco Van Kampen V.I. Growth and Income--Series II (ba)
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006..............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48

   Invesco Van Kampen V.I. International Growth Equity--Series II (bb)
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006..............    351   10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

--------
(ax) Previously known as LIT Capital Growth (Class II)
(ay)Previously known as LIT Comstock (Class II)
(az)Previously known as Van Kampen UIF Equity and Income (Class II)
(ba)Previously known as LIT Growth and Income (Class II)
(bb)Previously known as Van Kampen UIF Int'l Growth Equity (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Series I Sub-
  Account (continued)
   Invesco Van Kampen V.I. Mid Cap Growth--Series II (bc)
   2010..................   879   $15.58 - 17.69    $13,827       0.00%        0.70 - 2.59%     23.98    26.39%
   2009.................. 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33    55.28
   2008.................. 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007.................. 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78
   2006.................. 1,638    12.23 - 12.87     21,980       0.00         0.70 - 2.59       2.21 -   4.19

   Invesco Van Kampen V.I. Mid Cap Value - Series II (bd)
   2010.................. 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009.................. 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008.................. 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007.................. 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35
   2006.................. 4,425    14.93 - 19.03     81,291       0.22         1.29 - 2.59      17.51 -  19.07

Investments in the Janus Aspen Series Sub-Account:
   Forty Portfolio
   2010..................    <1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009..................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008..................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007..................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2008 (co)(cp).........    --       N/A -  N/A         --       0.00           --  -  --         N/A -   N/A
   2007..................     2    22.14 - 22.14         54       1.44         1.50 - 1.50      16.47 -  16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 - 1.50      16.29 -  16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares)
   2010..................    --       N/A -  N/A         --       0.00         1.50 - 1.50         N/A -   N/A
   2009..................    --       N/A -  N/A         --       0.75         1.50 - 1.50      76.39 -  76.39
   2008 (cp)(cq).........     2     9.70 -  9.70         24       0.00         1.50 - 1.50       0.00 -   0.00

--------
(bc)Previously known as LIT Mid Cap Growth (Class II)
(bd)Previously known as Van Kampen UIF U.S. Mid Cap Value (Class II)
(co)For the period beginning January 1, 2008 and ended April 29, 2008
(cp)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(cq)For the period beginning April 30, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2010...................   < 1   $54.12 - 54.12    $     1       0.82%        1.50 - 1.50%     20.86 -  20.86%
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30
   2006...................     1    40.36 - 40.36         24       0.53         1.50 - 1.50      28.00 -  28.00

Investments in the Legg
  Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (be)
   2010...................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009...................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008...................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (cr)..............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (bf)
   2010...................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009...................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008...................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007...................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006...................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   Bond-Debenture
   2010................... 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009................... 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008................... 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007................... 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006................... 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92

--------
(be)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(bf)Previously known as Legg Mason ClearBridge Variable Investors Portfolio - Class I
(cr)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Account
  (continued):
   Fundamental Equity Portfolio (bg)
   2010.................   813   $13.01 - 14.14    $11,249       0.29%        1.29 - 2.59%     15.95 -  17.49%
   2009.................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008.................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17

   Growth and Income
   2010................. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76

   Growth Opportunities
   2010.................   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22

   Mid-Cap Value
   2010................. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009................. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Growth
   2010.................    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66

   MFS High Income
   2010.................    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01

--------
(bg)Previously known as All Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   MFS Investors Trust
   2010.................  163    $ 9.31 - 11.45     $1,666       1.20%        1.15 - 1.65%      9.28 -   9.83%
   2009.................  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................  334     10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71

   MFS New Discovery
   2010.................  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009.................  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92

   MFS Research
   2010.................   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009.................   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22

   MFS Research Bond
   2010.................   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76

   MFS Utilities
   2010.................   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2010.................   28    $ 9.31 -  9.77     $  265       0.00%        1.35 - 1.85%     12.90 -  13.47%
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16

   MFS Investors Trust (Service Class)
   2010.................   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85       10.61 - 11.18

   MFS New Discovery (Service Class)
   2010.................   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009.................   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008.................   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007.................   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86
   2006.................  106     10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 -  11.41

   MFS Research (Service Class)
   2010.................   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009.................   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008.................   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007.................   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40
   2006.................   46      9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -   8.72

   MFS Utilities (Service Class)
   2010.................   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009.................   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008.................   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007.................   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83
   2006.................  100     14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 -  29.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2010................    900  $10.45 - 12.84    $ 14,196      0.00%        0.70 - 1.85%     23.72 -  25.15%
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09

   Capital Opportunities
   2010................  4,781   10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46

   European Equity
   2010................  1,820   10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006................  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31

   Global Advantage
   2009 (ca)...........     --      N/A -  N/A          --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008................    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007................  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006................  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73

   Income Plus
   2010................  3,561   15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006................  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96

   Limited Duration
   2010................  1,322    9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006................  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Money Market
   2010...............  3,762  $10.09 - 12.09    $ 54,829      0.01%        0.70 - 2.05%     -2.02 -  -0.69%
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89

   Strategist
   2010...............  4,202   12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05     12.69  -  14.21

   Utilities
   2010...............  2,314    9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009...............  2,729    9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2010...............  1,405   19.40 - 21.48      17,488      0.00         1.29 - 9.59      22.48 -  24.11
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26

   Capital Opportunities (Class Y Shares)
   2010...............  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   European Equity (Class Y Shares)
   2010...................  1,563  $15.06 - 16.48    $ 17,219      2.24%        1.29 - 2.44%      4.35 -   5.58%
   2009...................  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...................  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...................  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...................  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21

   Global Advantage (Class Y Shares)
   2009 (ca)..............     --     N/A -   N/A          --      0.80         1.29 - 2.59      -4.78 -  -4.38
   2008...................    688   10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...................    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...................  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83

   Income Plus (Class Y Shares)
   2010...................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006................... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98

   Limited Duration (Class Y Shares)
   2010...................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009...................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008...................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006................... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69

   Money Market (Class Y Shares)
   2010...................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009...................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01

--------
(ca) For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Strategist (Class Y Shares)
   2010................... 4,237   $14.16 - 15.68    $55,142       1.36%        1.29 - 2.59%      3.74 -   5.13%
   2009................... 4,691    13.65 - 14.91     58,365       2.06         1.29 - 2.59      16.35 -  17.90
   2008................... 4,861    11.73 - 12.65     51,318       0.72         1.29 - 2.59     -26.17 - -25.18
   2007................... 6,083    15.89 - 16.91     85,755       2.54         1.29 - 2.59       5.55 -   6.97
   2006................... 7,497    15.06 - 15.81     98,826       2.40         1.29 - 2.59      11.79 -  13.27

   Utilities (Class Y Shares)
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48
   2006................... 2,977    17.40 - 18.27     33,317       1.79         1.29 - 2.59      16.93 -  18.48

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2008...................    --        NA -   NA         --       0.00          0.00 -  --          NA -    NA
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59
   2006...................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14

   AMT Partners
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  14.34
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006...................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006...................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2010................   438   $ 8.37 - 10.64    $ 4,390       0.17%        1.15 - 1.85%      7.39 -   8.17%
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72

   Oppenheimer Core Bond
   2010................   144     9.84 - 10.30      1,469       1.93         1.25 - 1.65       9.59 -  10.03
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97

   Oppenheimer Global Securities
   2010................   209    14.44 - 19.66      3,973       1.47         1.15 - 1.85      13.82 -  14.64
   2009................   271    12.69 - 17.15      4,473       2.23         1.15 - 1.85      37.19 -  38.17
   2008................   415     9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35

   Oppenheimer Global Strategic Income (bi)
   2010................   186    16.58 - 18.85      3,331       8.70         1.15 - 2.00      12.67 -  13.65
   2009................   217    14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................   284    12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................   405    15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26

   Oppenheimer High Income
   2010................   100     3.81 -  3.89        385       6.35         1.25 - 1.45      13.16 -  13.39
   2009................   116     3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................   119     2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07

--------
(bi)Previously known as Oppenheimer Strategic Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Main Street
   2010.................   230   $10.15 - 10.23    $ 2,277       1.12%        1.15 - 1.85%     13.96 -  14.78%
   2010.................   279     8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008.................   362     7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007.................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  -3.22
   2006.................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71

   Oppenheimer Main Street Small Cap
   2010.................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010.................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010.................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007.................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006.................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57

   Oppenheimer Small- & Mid-Cap Growth (bh)
   2010.................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009.................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008.................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007.................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006.................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2010................. 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................. 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................. 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -   9.43

   Oppenheimer Capital Appreciation (SS)
   2010................. 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................. 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -   6.30

--------
(bh)Previously known as Oppenheimer MidCap Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Core Bond (SS)
   2010................ 4,692   $ 7.19 -  7.73    $ 35,711      1.68%        1.29 - 2.44%      8.57 -   9.85%
   2009................ 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................ 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................ 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................ 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58

   Oppenheimer Global Securities (SS)
   2010................ 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................ 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................ 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................ 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................ 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85

   Oppenheimer Global Strat Income (SS) (bk)
   2010................ 5,770    15.06   16.92      95,404      8.36         1.29   2.69      11.69    13.29
   2009................ 6,798    13.49   14.93      99,442      0.24         1.29   2.69      15.22    16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85

   Oppenheimer High Income (SS)
   2010................ 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................ 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................ 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................ 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 - - 1.76
   2006................ 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82

   Oppenheimer Main Street (SS)
   2010................ 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................ 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................ 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................ 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................ 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28

   Oppenheimer Main Street Small Cap (SS)
   2010................ 1,421    18.67 - 20.80      28,817      0.42         1.29   2.59      19.87 -  21.47
   2009................ 1,723    15.58 - 17.12      28,860      0.63         1.29   2.59      33.34 -  35.12
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18

--------
(bj)Previously known as Oppenheimer MidCap Fund (SS)
(bk)Previously known as Oppenheimer Strategic Bond (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS) (bj)
   2010................   752   $12.82 - 14.16    $10,365        0.00%       1.29 - 2.49%     24.00 -  25.52%
   2009................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47     22,453        0.00        1.29 - 2.49       0.15 -   1.38

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2010................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72          3        3.19        1.50 - 1.50       0.66 -   0.66

   Money Market
   2010................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29          9        4.50        1.50 - 1.50       3.05 -   3.05

   PIMCO Total Return
   2010................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13
   2006................     1    11.83 - 11.83         13        4.56        1.50 - 1.50       2.30 -   2.30

   PIMCO VIT Commodity RealReturn Strategy
   2010................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55
   2006 (cm)...........   214     9.44 -  9.52      2,034        5.88        1.29 - 2.44      -5.58 -  -4.83

--------
(cm)For the period beginning May 1, 2006 and ended December 31, 2006
(bj)Previously known as Oppenheimer MidCap Fund (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2010.................   188   $ 12.72 - 13.44   $ 2,484       4.43%        1.29 - 2.44%      9.32 -  10.61%
   2009.................   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90      9.14 -  9.43       840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66     10.98 - 11.20       740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (cm)............    43     10.65 - 10.73       458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2010.................   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814      9.84 - 10.15     8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895     10.90 - 11.07     9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (cm)............   178     10.08 - 10.15     1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2010................. 2,369    12.91  - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27  - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039     11.10 - 11.45    23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169     10.87 - 11.08    23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (cm)............ 1,168     10.25 - 10.33    12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   OpCap Balanced
   2009 (ca)............    --        N/A -  N/A        --       4.76         1.50 - 1.50      -3.57 -  -3.57
   2008.................     1      7.61 -  7.61         6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1     11.22 - 11.22        10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1     11.92 - 11.92        10       0.80         1.50 - 1.50       9.14 -   9.14

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2010................. 2,370     15.14   18.02    37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804     14.71   17.28    43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186     12.43 - 14.39    41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631     12.66 - 14.47    47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029     11.94 - 13.46    49,819       4.18         0.80 - 2.15       1.01 -   2.40

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009
(cm)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Capital Appreciation
   2009 (cb)(cc).....     --      N/A -  N/A    $     --       1.56%       0.80 - 2.15%     -7.07 -  -6.92%
   2008..............  1,199  $ 5.10 -  5.70       6,499       0.45        0.80 - 2.15     -39.72 - -38.89
   2007..............  1,468    8.46 -  9.32      13,118       0.15        0.80 - 2.15      -8.96 -  -7.70
   2006..............  1,670    9.29 - 10.10      16,265       0.11        0.80 - 2.15       9.91 -  11.43

   VT Capital Opportunities
   2010..............    301   18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
   2009..............    290   14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46
   2008..............    289   10.13 - 10.95       3,065       0.45        0.80 - 2.15     -36.58 - -35.70
   2007..............    382   16.25 - 17.03       6,344       0.00        0.80 - 1.80     -11.19 - -10.28
   2006..............    446   18.29 - 18.98       8,302       0.09        0.80 - 1.80      13.15 -  14.30

   VT Discovery Growth
   2009 (cc)(cd).....     --    N/A - N/A             --       0.03        0.80 - 2.15      -2.15 -  -1.99
   2008..............  2,154    3.17 -  3.54       7,383       0.00        0.80 - 2.15     -44.52 - -43.75
   2007..............  2,620    5.71 -  6.29      16,059       0.00        0.80 - 2.15       7.93 -   9.43
   2006..............  2,971    5.29 -  5.75      16,757       0.00        0.80 - 2.15       8.69 -  10.18

   VT Diversified Income
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598       5.74        0.80 - 2.15       4.01 -   5.45

   VT Equity Income
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009 (ce).........  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750       1.08        0.80 - 2.15      16.30 -  17.90

   VT George Putnam Balanced (bl)
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492       2.56        0.80 - 2.69       8.92 -  11.03

--------
(bl) Previously known as VT The George Putnam Fund of Boston
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(cc)For the period beginning January 1, 2009 and ended February 12, 2009
(cd)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Asset
     Allocation
   2010..............  2,438  $12.69 - 14.38    $ 32,764      5.64%        0.80 - 2.59%     11.72 -  13.77%
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96

   VT Global Equity
   2010..............  2,785    5.49 -  7.96      21,878      2.20         0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23

   VT Global Health Care
   2010..............  2,434   12.47 - 13.58      30,167      1.95         0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97

   VT Global Utilities
   2010..............  1,528   11.63 - 17.58      18,568      4.00         0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486      3.78         0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182      2.33         0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69      16.70 -  18.98
   2006..............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69      23.63 -  26.02

   VT Growth and Income
   2010.............. 17,810   11.58 - 12.80     184,255      1.54         0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607      2.59         0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219      2.19         0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138      1.43         0.70 - 2.69      -8.58 -  -6.70
   2006.............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 -  15.10

   VT Growth Opportunities
   2010..............  2,306    4.36 -  5.07      10,973      0.21         0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750      0.75         0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853      0.00         0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -   4.56
   2006..............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -   7.69

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT High Yield
   2010..............  3,100  $18.05 - 18.56    $ 56,454       7.51%       0.80 - 2.59%     11.09 -  13.13%
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006..............  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64

   VT Income
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006.............. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69

   VT International Equity
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006.............. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83

   VT International Growth (bm)
   2010..............  1,737    7.49 - 11.45      19,448       2.77        0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562       1.37        0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319       1.57        0.80 - 2.15    -43.72  - -42.94
   2007..............  3,053    8.95 - 13.14      39,492       0.89        0.80 - 2.15      10.77 -  12.30
   2006..............  3,427    8.08 - 11.70      40,874       1.30        0.80 - 2.15      23.43 -  25.13

   VT International Value (bn)
   2010..............  1,943   10.37 - 12.66      23,612       3.26        0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222       0.00        0.80 - 2.15     23.48  -  25.18
   2008..............  2,829    8.02 -  9.52      26,205       1.95        0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688       1.86        0.80 - 2.15       4.69 -   6.15
   2006..............  4,476   14.50 - 16.75      73,975       1.15        0.80 - 2.15     24.50  -  26.21

   VT Investors
   2010..............  8,264    7.51 - 12.13      64,481       1.24        0.80 - 2.44      4.16  -  13.01
   2009 (cb)......... 10,361    6.65 - 10.92      71,150       1.16        0.80 - 2.44     27.63  -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782       0.25        0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941       0.37        0.80 - 2.44      -7.49 - - 5.93
   2006.............. 18,055    9.08 - 15.68     172,343       0.41        0.80 - 2.44     11.16  -  13.02

--------
(bm)Previously known as VT International New Opportunities
(bn)Previously known as VT International Growth and Income
(cb)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Money Market
   2010.............. 10,950  $ 9.43 - 11.96    $114,782      0.04%        0.80 - 2.59%    -2.55  -   0.76%
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006.............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54     -2.54  -   3.54

   VT Multi-Cap Growth (bo)
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69     16.34  -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69     28.58  -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT Multi-Cap Value (bp)
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00     21.58  -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10     36.08  -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15     -0.51  -   0.87
   2006..............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15     12.60  -  14.15

   VT New Opportunities
   2009 (cd).........  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465   5.07  -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620   8.35  - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006.............. 13,161   7.96  - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69

   VT New Value
   2009 (ce)(cc).....     --     N/A  -  N/A          --      2.82         0.80 - 2.69      -5.97 -  -5.75
   2008..............  8,326   6.11  -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09

   VT OTC & Emerging Growth
   2009 (cc)(cf).....     --     N/A  -  N/A          --      0.00         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304   1.39  -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172   2.62  -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258   2.37  -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51

--------
(bo)Previously known as VT New Opportunities
(bp)Previously known as VT Mid Cap Value
(cc) For the period beginning January 1, 2009 and ended February 12, 2009
(cd) On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(ce) On February 13, 2009, VT New Value merged into VT Equity Income Fund
(cf) On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2010...............  3,483  $ 9.46 - 13.29    $ 32,906      1.04%        0.80 - 2.34%     13.66 -  15.45%
   2009...............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008...............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007...............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006...............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34      8.71  -  10.42

   VT Small Cap Value
   2010...............  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009...............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008...............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007...............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006...............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48

   VT Vista
   2010 (bq)(br)......     --      N/A -  N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009 (cf)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008...............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007...............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006...............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61

   VT Voyager
   2010............... 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009............... 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008............... 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007............... 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006............... 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009...............     --      N/A -  N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008...............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007...............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006...............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87

--------
(bq)On September 24, 2010 VT Vista merged in to VT Multi-Cap Growth
(br)For the period beginning January 1, 2010 and ended September 23, 2010
(cf)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Large Cap Growth Stock
   2009 (ca).............    --       N/A -  N/A    $    --        0.95%       1.15 - 2.69%      1.32 -   1.82%
   2008..................   546   $ 6.92 -  7.62      6,777        0.25        1.15 - 2.34     -42.07 - -41.36
   2007..................   755    11.80 - 13.15     15,510        0.38        1.15 - 2.34      12.57 -  13.95
   2006.................. 1,120    10.35 - 11.68     21,018        0.27        1.15 - 2.34       8.24 -   9.56

   RidgeWorth Large Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        1.24        1.15 - 2.69      -5.81 -  -5.34
   2008..................   534     9.71 - 10.24      7,773        2.09        1.15 - 2.19     -34.26 - -33.56
   2007..................   711    14.61 - 15.57     15,457        1.51        1.15 - 2.19       1.28 -   2.36
   2006.................. 1,011    14.27 - 15.37     22,014        1.40        1.15 - 2.19      19.79 -  21.07

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (ca).............    --       N/A -  N/A         --        0.91        1.15 - 2.69      -1.03 -  -0.54
   2008..................   248     7.39 -  9.46      2,606        0.68        1.15 - 2.09     -41.90 - -41.34
   2007..................   331    12.60 - 16.29      5,835        0.22        1.15 - 2.09       2.97 -   3.97
   2006..................   480    12.12 - 15.82      8,465        0.39        1.15 - 2.09       8.41 -   9.46

Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts:
   RidgeWorth Small Cap Value Equity Fund
   2009 (ca).............    --       N/A -  N/A         --       0.780        1.15 - 2.69       1.60 -   2.11
   2008..................   239    11.93 - 19.87      3,491        1.63        1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960        0.91        1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021        0.45        1.15 - 2.39      13.34 -  14.78

Investments in the Rydex
  Variable Trust Sub-
  Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --       N/A -  N/A         --        0.00        1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1        0.04        1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7        0.08        1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5        0.00        1.50 - 1.50       4.19 -   4.19

--------
(ca)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. Sub-
  Accounts:
   Van Kampen UIF Capital Growth
   2010................... 2,712   $10.48  - 13.77   $30,980       0.12%        0.70 - 2.69%    19.56  -  22.00%
   2009................... 3,168     8.59  - 11.51    30,116       0.00         0.70 - 2.69     61.10  -  64.40
   2008................... 3,844      5.22 -  7.15    22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................... 4,748    10.35  - 14.46    55,126       0.00         0.70 - 2.69     18.61  -  21.05
   2006................... 5,948     8.55  - 12.19    58,189       0.00         0.70 - 2.69       1.31 -   3.38

   Van Kampen UIF Core Plus Fixed Income
   2010...................    75    12.41  - 13.04       967       6.74         1.35 - 1.85       5.16 -   5.70
   2009...................   102    11.81  - 12.34     1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008...................    88    10.97  - 12.98       993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007...................   139    12.45  - 14.62     1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006...................   151    12.03  - 14.03     1,863       3.95         1.15 - 1.85       1.82 -   2.55

   Van Kampen UIF Emerging Markets Equity
   2010................... 1,868     20.44   30.31    41,174       0.58         0.70 - 2.20     16.44  -  18.19
   2009................... 1,949    17.30  - 26.03    36,845       0.00         0.70 - 2.20     66.15  -  68.66
   2008................... 1,971    10.25  - 15.67    22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................... 2,502    23.81  - 36.93    66,623       0.44         0.70 - 2.20     37.38  -  39.47
   2006................... 3,270    17.07  - 25.15    63,047       0.75         0.70 - 2.20     34.17  -  36.19

   Van Kampen UIF Global Tactical Asset Allocation Portfolio (bs)
   2010................... 1,623    10.80  - 12.50    16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................... 1,980    10.29  - 12.09    19,324       2.82         0.70 - 2.20     29.65  -  31.61
   2008................... 2,242      7.82 -  9.33    16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................... 2,797    14.22  - 17.22    38,584       1.49         0.70 - 2.20     12.08  -  13.79
   2006................... 3,317    12.50  - 14.05    40,739       0.09         0.70 - 2.20     22.42  -  24.26

   Van Kampen UIF Mid Cap Growth
   2010................... 1,218     18.99 - 20.99    23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................... 1,424     14.68 - 15.97    21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................... 1,674     9.53  - 10.20    16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................... 2,085     18.32 - 19.30    38,132       0.00         0.70 - 2.30      19.86 -  21.81
   2006................... 2,642     15.28 - 15.85    40,057       0.00         0.70 - 2.30      6.80  -   8.51

   Van Kampen UIF U.S. Real Estate
   2010...................   972     19.46 - 33.83    25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................... 1,134     15.32 - 26.22    23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................... 1,251     12.21 - 20.57    20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................... 1,726     20.13 - 33.35    46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................... 2,397     24.84 - 40.50    79,513       1.10         0.70 - 2.30      34.92 -  37.09

--------
(bs)Previously known as Van Kampen UIF International Magnum

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2010...................   633   $14.89 - 15.53    $ 10,101      0.00%        1.29 - 2.59%     19.44 -  21.03%
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................... 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48

   Van Kampen UIF Emerging Markets Debt (Class II)
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006................... 1,755    14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38

   Van Kampen UIF Emerging Markets Equity (Class II)
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64
   2006................... 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 -  35.40

   Van Kampen UIF Global Franchise (Class II)
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................... 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95

   Van Kampen UIF Mid Cap Growth (Class II)
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................... 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73

   Van Kampen UIF Small Company Growth (Class II)
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................... 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)
                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2010................... 2,367   $21.78 - 22.14    $ 54,626      1.97%        1.29 - 2.69%     26.05 -  27.86%
   2009................... 2,830    17.03 - 17.56      51,314      2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................... 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90

Investments in the Van
  Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Money Market
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008...................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007...................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006...................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13

Investments in the Van
  Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Money Market (Class II)
   2009 (cg)..............    --      N/A -   N/A          --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008................... 3,348    10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007................... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006................... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83

--------
(cg)For the period beginning January 1, 2009 and ended December 18, 2009

                                      264
REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder ofAllstate Life Insurance Company Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.
/s/ Deloitte & Touche LLP

Chicago, Illinois
March 11, 2011

ITEM  8.  FINANCIAL  STATEMENTS  AND  SUPPLEMENTARY  DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME




($IN MILLIONS)                                                                    YEAR ENDED DECEMBER 31,
                                                                                 -------------------------
                                                                              2010        2009        2008
                                                                                 -------------------------

REVENUES
   Premiums (net of reinsurance
   ceded of $485, $528 and $534)                          $                    592     $   581     $   585
   Contract charges (net of reinsurance
     ceded of $291, $278 and $340)                                             991         952         911
   Net investment income                                                     2,760       2,974       3,720
   Realized capital
     gains and losses:
         Total other-than-temporary impairment
            losses                                                            (591)     (1,592)     (2,434)
         Portion of loss recognized in other
            comprehensive income                                               (45)        316          --
              Net other-than-temporary impairment
                 losses recognized in earnings                                (636)     (1,276)     (2,434)
                                                          -------------------------    --------    --------
         Sales and other realized capital
           gains and losses                                                    123         856        (618)
              Total realized capital gains and losses                         (513)       (420)     (3,052)
                                                          -------------------------    --------    --------
                                                                             3,830       4,087       2,164
                                                          -------------------------    --------    --------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded
        of $673, $601 and $1,099)                                            1,496       1,402       1,397
   Interest credited to contractholder funds
      (net of reinsurance ceded of $32, $32 and $43)                         1,764       2,076       2,356
   Amortization of deferred policy acquisition costs                           272         888         643
   Operating costs and expenses                                                329         321         383
   Restructuring and related charges                                            (3)         24           1
   Interest expense                                                             44          42          16
                                                                             3,902       4,753       4,796
                                                          -------------------------    --------    --------

Gain (loss) on disposition of operations                                         6           7          (4)

LOSS FROM OPERATIONS BEFORE
INCOME TAX BENEFIT                                                             (66)       (659)     (2,636)

Income tax benefit                                                             (38)       (112)       (946)

NET LOSS                                                                       (28)       (547)     (1,690)

OTHER COMPREHENSIVE INCOME (LOSS),
 AFTER-TAX
   Change in unrealized net capital
gains and losses                                                             1,283       1,899      (2,253)

COMPREHENSIVE INCOME (LOSS)                               $                  1,255     $ 1,352     $(3,943)




                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



($IN MILLIONS, EXCEPT SHARE
AND PAR VALUE DATA)                                                     DECEMBER 31,
                                                                       ==============
                                                                    2010        2009
                                                                       --------------
ASSETS
Investments
Fixed income securities, at fair value
(amortized cost $47,486 and $49,842)                       $      48,214     $47,658
Mortgage loans                                                     6,553       7,780
Equity securities, at fair value
(cost $164 and $159)                                                 211         183
Limited partnership interests                                      1,272       1,028
Short-term, at fair value
(amortized cost $1,257 and $1,669)                                 1,257       1,669
Policy loans                                                         841         823
Other                                                              1,094       1,076
  Total investments                                               59,442      60,217
                                                           --------------    --------
Cash                                                                 118         145
Deferred policy acquisition costs                                  2,982       3,664
Reinsurance recoverables                                           4,277       4,016
Accrued investment income                                            522         540
Deferred income taxes                                                 --         203
Other assets                                                         420         963
Separate Accounts                                                  8,676       9,072
     TOTAL ASSETS                                          $      76,437     $78,820
                                                           --------------    --------
LIABILITIES
Contractholder funds                                       $      46,458     $50,850
Reserve for life-contingent contract benefits                     12,752      12,256
Unearned premiums                                                     27          30
Payable to affiliates, net                                           118         119
Other liabilities and accrued expenses                             1,454       1,432
Deferred income taxes                                                643          --
Notes due to related parties                                         677         675
Separate Accounts                                                  8,676       9,072
     TOTAL LIABILITIES                                            70,805      74,434
                                                           --------------    --------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A,
      $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Redeemable preferred stock - series B,
       $100 par value, 1,500,000 shares
     authorized, none issued                                          --          --
Common stock, $227 par value,
      23,800 shares authorized and outstanding                         5           5
Additional capital paid-in                                         3,189       3,189
Retained income                                                    1,913       1,969
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
 Unrealized net capital losses
on fixed income securities with OTTI                                (100)       (274)
 Other unrealized net capital
gains and losses                                                     587      (1,146)
 Unrealized adjustment to DAC,
DSI and insurance reserves                                            38         643
     Total unrealized net capital
     gains and losses                                                525        (777)
                                                           --------------    --------
     Total accumulated other
     comprehensive income (loss)                                     525        (777)
                                                           --------------    --------
     Total shareholder's equity                                    5,632       4,386
                                                           --------------    --------
     TOTAL LIABILITIES AND
     SHAREHOLDER'S EQUITY                                  $      76,437     $78,820
                                                           --------------    --------



                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY



($IN MILLIONS)                                                     YEAR ENDED DECEMBER 31,
                                                                   ========================
                                                               2010        2009        2008
                                                                  -------------------------

REDEEMABLE PREFERRED
STOCK - SERIES A                           $                     --     $    --     $    --

COMMON STOCK                                                      5           5           5

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                    3,189       2,475       1,108
Capital contributions                                            --         697       1,349
Forgiveness of payable due
to parent (see Note 4)                                           --          17          --
Gain on reinsurance transaction
with affiliate (see Note 4)                                      --          --          18
Balance, end of year                                          3,189       3,189       2,475
                                           -------------------------    --------    --------

RETAINED INCOME
Balance, beginning of year                                    1,969       2,066       3,734
Net loss                                                        (28)       (547)     (1,690)
Cumulative effect of change
 in accounting principle                                        (28)        481          --
(Loss) gain on transfers of
investments to/from parent (see Note 4)                          --         (36)         22
Forgiveness of payable due
to parent (see Note 4)                                           --           5          --
Balance, end of year                                          1,913       1,969       2,066

ACCUMULATED OTHER
COMPREHENSIVE INCOME
Balance, beginning of year                                     (777)     (2,337)        (84)
Cumulative effect of change
in accounting principle                                          19        (339)         --
Change in unrealized
net capital gains and losses                                  1,283       1,899      (2,253)
Balance, end of year                                            525        (777)     (2,337)
                                           -------------------------    --------    --------

TOTAL SHAREHOLDER'S
EQUITY                                     $                  5,632     $ 4,386     $ 2,209

                See notes to consolidated financial statements.
                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS




($IN MILLIONS)                                                          YEAR ENDED DECEMBER 31,
                                                                       =========================
                                                                   2010         2009         2008
                                                                        -------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                       $                    (28)    $   (547)    $ (1,690)
Adjustments to reconcile net loss to
net cash provided by operating activities:
Amortization and other non-cash items                              (144)        (277)        (423)
Realized capital gains and losses                                   513          420        3,052
(Gain) loss on disposition of
operations                                                           (6)          (7)           4
Interest credited to
contractholder funds                                              1,764        2,076        2,356
Changes in:
Policy benefit and other
insurance reserves                                                 (343)        (446)        (446)
Unearned premiums                                                    (3)          (2)          (2)
Deferred policy acquisition
 costs                                                             (111)         485           47
Reinsurance recoverables                                           (365)        (236)        (167)
Income taxes                                                        601          412         (828)
Other operating assets
and liabilities                                                      74          (29)          --
Net cash provided by
operating activities                                              1,952        1,849        1,903
                                               -------------------------    ---------    ---------
CASH FLOWS FROM
INVESTING ACTIVITIES
Proceeds from sales
 Fixed income securities                                         10,666       13,621       11,083
 Equity securities                                                   92           35          131
 Limited partnership interests                                      110           78          100
 Mortgage loans                                                     112          335          248
 Other investments                                                   82          485          135
Investment collections
 Fixed income securities                                          2,800        3,652        2,530
 Mortgage loans                                                   1,051        1,695          800
 Other investments                                                  109          105           95
Investment purchases
 Fixed income securities                                        (11,361)     (16,720)      (6,498)
 Equity securities                                                  (54)        (102)        (133)
 Limited partnership interests                                     (276)        (209)        (410)
 Mortgage loans                                                     (98)         (18)      (1,115)
 Other investments                                                 (133)         (26)        (120)
Change in short-term
 investments, net                                                   266        2,275       (4,529)
Change in policy loans
and other investments, net                                         (159)        (193)        (359)
Disposition of operations                                            --           --           (3)
Net cash provided by
investing activities                                              3,207        5,013        1,955
                                               -------------------------    ---------    ---------

CASH FLOWS FROM
FINANCING ACTIVITIES
Issuance of surplus notes
to related parties                                                   --           --          800
Repayment of note due
 to related party                                                    (4)          --           --
Capital contributions                                                --          250          607
Contractholder fund deposits                                      2,343        3,340        9,253
Contractholder fund
withdrawals                                                      (7,525)     (10,400)     (14,610)
Net cash used in
financing activities                                             (5,186)      (6,810)      (3,950)
                                               -------------------------
NET (DECREASE) INCREASE
 IN CASH                                                            (27)          52          (92)
                                               -------------------------    ---------    ---------
CASH AT BEGINNING
OF YEAR                                                             145           93          185
CASH AT END
OF YEAR                                        $                    118     $    145     $     93
                                               -------------------------    ---------    ---------






                See notes to consolidated financial statements.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS  OF  PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE  OF  OPERATIONS

     The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company offers on an opportunistic basis, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.



($in millions)                         2010      2009     2008
                                     ======    ======    =====
Premiums
   TRADITIONAL LIFE INSURANCE        $  399    $  387    $ 368
   IMMEDIATE ANNUITIES
     WITH LIFE CONTINGENCIES             97       102      132
   ACCIDENT AND HEALTH INSURANCE         96        92       85
     Total premiums                     592       581      585
                                     ------    ------    -----

Contract charges
   INTEREST-SENSITIVE
      LIFE INSURANCE                    952       907      855
   FIXED ANNUITIES                       39        45       56
     Total contract charges             991       952      911
        Total premiums and
          contract charges           $1,583    $1,533    $1,496
                                     ------    ------    -----


     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies) and specialized structured settlement brokers.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices, or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common stocks, exchange traded funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting. Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of derivatives, bank loans and notes due from related party. Derivatives are carried at fair value. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances.

     Investment income consists primarily of interest, dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from investments in limited partnership interests accounted for utilizing the cost method of accounting is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA limited partnerships") is reported in realized capital gains and losses.

        Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnerships. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from EMA limited partnerships is recognized based on the financial results of the partnership and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE  AND  EMBEDDED  DERIVATIVE  FINANCIAL  INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses. Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets. When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge  derivative  financial  instruments   The  Company  has  certain
derivatives for which hedge accounting is not applied. The income statement effects, including fair value gains and losses and accrued periodic settlements, of these derivatives are reported on the Consolidated Statements of Operations and Comprehensive Income either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES  LOANED

     The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC. Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively. The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $15 million and $16 million as of December 31, 2010 and 2009, respectively. Amortization expense of the present value of future profits was $1 million, $3 million and $5 million in 2010, 2009 and 2008, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2010 and 2009. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique, to estimate the fair value of its reporting unit. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2010 or 2009.

INCOME  TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE  FOR  LIFE-CONTINGENT  CONTRACT  BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER  FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE  ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see
Note  7  and  Note  11).

ADOPTED  ACCOUNTING  STANDARDS

Disclosures  about  Fair  Value  Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of March 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.


Consolidation  of  Variable  Interest  Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. The Company adopted the new guidance as of January 1, 2010. The adoption had no impact on the Company's results of operations or financial position.

     In the normal course of investing activities, the Company invests in variable interests issued by VIEs. These variable interests include structured investments such as RMBS, CMBS and ABS as well as limited partnerships, special purpose entities and trusts. For these variable interests, the Company concluded it is not the primary beneficiary due to the amount of the Company's interest in the VIEs and the Company's lack of power to direct the activities that are most significant to the economic performance of the VIEs. The Company's maximum exposure to loss on these interests is limited to the amount of the Company's investment, including future funding commitments, as applicable.

Embedded  Credit  Derivatives  Scope  Exception

     In March 2010, the FASB issued accounting guidance clarifying the scope exception for embedded credit derivative features, including those in certain collateralized debt obligations and synthetic collateralized debt obligations. Embedded credit derivative features related to the transfer of credit risk that is only in the form of subordination of one financial instrument to another continue to qualify for the scope exception. Other embedded credit derivative features must be analyzed for potential bifurcation and separate accounting as a derivative, with periodic changes in fair value recorded in net income. The adoption of the new guidance as of July 1, 2010 resulted in the bifurcation of the credit default swaps embedded in synthetic collateralized debt obligations purchased after January 1, 2007, and the related net unrealized capital losses were reclassified from accumulated other comprehensive income to retained income. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was a $19 million increase in unrealized net capital gains and losses, a $9 million decrease in total assets and a $28 million decrease in retained income.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

     In July 2010, the FASB issued guidance requiring expanded disclosures relating to the credit quality of financing receivables and the related allowances for credit losses. The new guidance requires a greater level of disaggregated information, as well as additional disclosures about credit quality indicators, past due information and modifications of its financing receivables. The new guidance is effective for reporting periods ending after December 15, 2010, except for disclosures related to troubled debt restructurings which have been deferred until reporting periods ending after December 15, 2011. The new guidance affects disclosures only; and therefore, the adoption as of December 31, 2010 had no impact on the Company's results of operations or financial position.

PENDING  ACCOUNTING  STANDARDS

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years and interim periods beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position. Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

     In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The guidance specifies that the costs must be based on successful efforts. The guidance also specifies that advertising costs only should be included as deferred acquisition costs if the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011 and should be applied prospectively, with retrospective application permitted. The Company is in process of evaluating the impact of adoption on the Company's results of operations and financial position.

Disclosure  of  Supplementary  Pro  Forma  Information for Business Combinations

     In December 2010, the FASB issued disclosure guidance for entities that enter into business combinations that are material. The guidance specifies that if an entity presents comparative financial statements, the entity should disclose proforma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The guidance is effective prospectively for business combinations entered into on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The Company will adopt the guidance for any business combinations entered into on or after January 1, 2011.

3.  SUPPLEMENTAL  CASH  FLOW  INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $621 million, $372 million and $17 million for the years ended December 31, 2010, 2009 and 2008, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending activities were $461 million, $449 million and $320 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $4 million, $168 million and $20 million as of December 31, 2010, 2009 and 2008, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:




($IN MILLIONS)                   2010      2009        2008
                                ======    ======    ========
NET CHANGE IN PROCEEDS
MANAGED
Net change in fixed income
securities                      $  --     $  --     $   348
Net change in short-term
investments                       152      (277)      1,129
     Operating cash flow
provided (used)                 $ 152     $(277)    $ 1,477
                                ------    ------    --------

NET CHANGE IN LIABILITIES
Liabilities for collateral,
beginning of year               $(617)    $(340)    $(1,817)
Liabilities for collateral,
end of year                      (465)     (617)       (340)
     Operating cash flow
(used) provided                 $(152)    $ 277     $(1,477)
                                ------    ------    --------


     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.    RELATED  PARTY  TRANSACTIONS

BUSINESS  OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see
Note 15), allocated to the Company were $404 million, $435 million and $467 million in 2010, 2009 and 2008, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED  SETTLEMENT  ANNUITIES

     The Company issued $54 million, $49 million and $73 million of structured settlement annuities, a type of immediate annuity, in 2010, 2009 and 2008, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $6 million and $12 million relate to structured settlement annuities with life contingencies and are included in premium income for 2010, 2009 and 2008, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments. AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.83 billion and $4.80 billion as of December 31, 2010 and 2009, respectively.

BROKER-DEALER  AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $10 million, $10 million and $19 million in 2010, 2009 and 2008, respectively.

REINSURANCE  TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in. ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME  TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES  DUE  TO  RELATED  PARTIES

     Notes due to related parties outstanding as of December 31 consisted of the following:




($IN MILLIONS)                        2010     2009
                                     =====    =====
7.00% Surplus Note, due 2028 (1)     $ 400    $ 400
                                     -----    -----
6.74% Surplus Note, due 2029 (1)        25       25
5.06% Surplus Note, due 2035 (1)       100      100
6.18% Surplus Note, due 2036 (1)       100      100
5.93% Surplus Note, due 2038 (1)        50       50
7.00% Note, due 2017                     2       --
    Notes due to related parties     $ 677    $ 675


_____________
(1) No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2010 and 2009 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2010, 2009 and 2008, the Company recorded net investment income on these notes of $15 million, $14 million and $12 million, respectively. In 2010, 2009 and 2008, the Company incurred $16 million, $14 million and $13 million, respectively, of interest expense related to the surplus notes due to Kennett.

On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In 2010, 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million, $28 million and $3 million, respectively.

     In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, AHL sold to RBI mortgage loans with a carrying value of $6 million on the date of sale. As payment, RBI issued a 7.00% note due March 26, 2017 to AHL for the same amount. As security for the performance of RBI's obligations under the agreement and note, RBI granted a pledge of and security interest in RBI's right, title and interest in the mortgage loans and their proceeds. In 2010, RBI repaid $4 million of principal on the outstanding note. In 2010, the Company incurred interest expense on this note of $0.2 million.

LIQUIDITY  AND  INTERCOMPANY  LOAN  AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

     On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2010.

INVESTMENT  SALES  AND  PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL  CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

  The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2010, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT  BENEFIT  PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.


5.  INVESTMENTS

FAIR  VALUES

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:



                                                  GROSS
($IN MILLIONS)              AMORTIZED           UNREALIZED            FAIR
                            ==========    ======================
                            COST          GAINS          LOSSES       VALUE
                                          -----------    --------    -------
DECEMBER 31, 2010
U.S. government
  and agencies              $    3,258    $       245    $    (9)    $ 3,494
Municipal                        5,179             88       (294)      4,973
Corporate                       27,509          1,510       (369)     28,650
Foreign government               1,962            303         (8)      2,257
RMBS                             4,674            132       (451)      4,355
CMBS                             2,121             56       (274)      1,903
ABS                              2,768             88       (289)      2,567
Redeemable preferred
stock                               15             --         --          15
     Total fixed income
      securities            $   47,486    $     2,422    $(1,694)    $48,214
                            ----------    -----------    --------    -------

DECEMBER 31, 2009
U.S. government
  and agencies              $    3,426    $       168    $   (13)    $ 3,581
Municipal                        5,578             50       (519)      5,109
Corporate                       27,314          1,015       (790)     27,539
Foreign government               1,906            258        (11)      2,153
RMBS                             5,596             76     (1,006)      4,666
CMBS                             3,390             30       (952)      2,468
ABS                              2,616             48       (537)      2,127
Redeemable preferred
stock                               16             --         (1)         15
     Total fixed income
     securities             $   49,842    $     1,645    $(3,829)    $47,658
                            ----------    -----------    --------    -------


SCHEDULED  MATURITIES
The scheduled maturities for fixed income securities are as follows as of December 31, 2010:



                                           AMORTIZED      FAIR
($IN MILLIONS)                             COST          VALUE
                                           ==========    =======
Due in one year or less                    $    1,656    $ 1,682
                                           ----------    -------
Due after one year through five years          13,278     13,836
Due after five years through ten years         11,243     12,035
Due after ten years                            13,867     13,739
                                               40,044     41,292
                                           ----------    -------
RMBS and ABS                                    7,442      6,922
     Total                                 $   47,486    $48,214
                                           ----------    -------


Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.


NET  INVESTMENT  INCOME



($IN MILLIONS)                      2010       2009       2008
                                  =======    =======    =======
Fixed income securities           $2,476     $2,595     $3,112
                                  -------    -------    -------
Mortgage loans                       377        488        580
Equity securities                      5          5          7
Limited partnership interests         21          8         29
Short-term investments                 3         13         98
Other                                (16)       (39)        23
Investment income,
before expense                     2,866      3,070      3,849
                                  -------    -------    -------
Investment expense                  (106)       (96)      (129)
 Net investment
 income                           $2,760     $2,974     $3,720
                                  -------    -------    -------

Net  investment  income  for  the  years  ended  December  31  is  as  follows:

REALIZED  CAPITAL  GAINS  AND  LOSSES
Realized capital gains and losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)                      2010      2009        2008
                                   ======    ======    ========
Fixed income securities            $(370)    $(255)    $(2,004)
                                   ------    ------    --------
Mortgage loans                       (71)     (143)        (90)
Equity securities                     36       (21)        (29)
Limited partnership interests         17      (283)        (76)
Derivatives                         (124)      357        (815)
Other                                 (1)      (75)        (38)
        Realized capital gains
         and losses                $(513)    $(420)    $(3,052)
                                   ------    ------    --------


Realized capital gains and losses by transaction type for the years ended December 31 are as follows:



($IN MILLIONS)
                                  2010        2009        2008
                                 ======    ========    ========
Impairment write-downs           $(494)    $(1,009)    $(1,227)
                                 ------    --------    --------
Change in intent write-downs      (142)       (267)     (1,207)
Net other-than-temporary
impairment
("OTTI") losses recognized
 in earnings                      (636)     (1,276)     (2,434)
                                 ------    --------    --------
Sales                              215         637         184
Valuation of derivative
instruments                        (94)        315        (985)
Settlement of derivative
instruments                        (31)         41         197
EMA limited partnership
income                              33        (137)        (14)
Realized capital gains
and losses                       $(513)    $  (420)    $(3,052)
                                 ------    --------    --------


Gross gains of $454 million, $931 million and $516 million and gross losses of $343 million, $267 million and $317 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively.

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:



($IN MILLIONS)
                               2010          2009
                             =======    ==========
                                        INCLUDED                            INCLUDED
                                        ----------    ------    --------    ----------
                             GROSS      IN OCI        NET       GROSS       IN OCI        NET
                             -------    ----------              --------    ----------    ------
Fixed income securities:
   Municipal                 $ (101)    $      17     $ (84)    $   (25)    $      --     $ (25)
   Corporate                    (51)            1       (50)       (188)          (11)     (199)
   Foreign government            --            --        --         (17)           --       (17)
   RMBS                        (236)          (20)     (256)       (434)          251      (183)
   CMBS                         (93)          (27)     (120)       (411)          102      (309)
   ABS                          (13)          (16)      (29)       (201)          (26)     (227)
Total fixed income
securities                     (494)          (45)     (539)     (1,276)          316      (960)
                             -------    ----------    ------    --------    ----------    ------
Mortgage loans                  (71)           --       (71)       (102)           --      (102)
Equity securities                --            --        --         (29)           --       (29)
Limited partnership
interests                       (23)           --       (23)       (148)           --      (148)
Other                            (3)           --        (3)        (37)           --       (37)
Other-than-
temporary
impairment
losses                       $ (591)    $     (45)    $(636)    $(1,592)    $     316     $(1,276)
                             -------    ----------    ------    --------    ----------    ------


The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities as of December 31, which were not included in earnings, are presented in the following table. The amount excludes $213 million and $136 million as of December 31, 2010 and 2009, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.



($IN MILLIONS)     2010      2009
                  ======    ======
Municipal         $ (17)    $  --
                  ------    ------
Corporate            (1)      (18)
RMBS               (258)     (323)
CMBS                (49)     (127)
ABS                 (41)      (90)
     Total        $(366)    $(558)


 Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:



($in millions)
                                     2010        2009
                                    ======    ========
BEGINNING BALANCE                   $(808)    $    --
                                    ------    --------
BEGINNING BALANCE OF
CUMULATIVE CREDIT
LOSS FOR SECURITIES HELD
AS OF APRIL 1, 2009                    --      (1,059)
CUMULATIVE EFFECT OF
CHANGE IN ACCOUNTING
PRINCIPLE                              81          --
ADDITIONAL CREDIT LOSS
FOR SECURITIES
PREVIOUSLY
OTHER-THAN-TEMPORARILY
IMPAIRED                             (221)       (111)
ADDITIONAL CREDIT LOSS
 FOR SECURITIES NOT
PREVIOUSLY
OTHER-THAN-TEMPORARILY
 IMPAIRED                            (183)       (411)
REDUCTION IN CREDIT LOSS
FOR SECURITIES
DISPOSED OR COLLECTED                 399         773
REDUCTION IN CREDIT LOSS
 FOR SECURITIES THE
COMPANY HAS MADE THE DECISION
TO SELL OR MORE LIKELY THAN NOT
WILL BE REQUIRED TO SELL               27          --
CHANGE IN CREDIT LOSS
 DUE TO ACCRETION OF
INCREASE IN CASH FLOWS                  4          --
ENDING BALANCE                      $(701)    $  (808)
                                    ------    --------


The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                                        GROSS                           UNREALIZED
($IN MILLIONS)                           FAIR                         UNREALIZED                           NET
                                       ========              ==========================                 ===========
DECEMBER 31, 2010                      VALUE                 GAINS               LOSSES                 GAINS (LOSSES)
Fixed income securities (1)            $48,214               $2,422              $(1,694)                    $ 728
                                                             ------              --------    --------------  ------
Equity securities                          211                   48                   (1)                       47
Short-term investments                   1,257                   --                   --                        --
Derivative instruments (2)                 (17)                   2                  (19)                      (17)
     Unrealized net capital
       gains and losses, pre-tax                                                                               758
                                       --------  ----------  ------  ----------  --------    --------------  ------
Amounts recognized for:
     Insurance reserves (3)                                                                                    (41)
     DAC and DSI (4)                                                                                            98
         Amounts recognized                                                                                     57
                                                                                                             ------
     Deferred income taxes                                                                                    (290)
     Unrealized net capital
       gains and losses, after-tax                                                                           $ 525
                                                                                                             ------


_________________

(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2010 comprises $(153) million related to unrealized net capital losses on fixed income securities with OTTI and $881 million related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.
(3) The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4) The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.






                                                                      GROSS                        UNREALIZED
                                       FAIR                         UNREALIZED                        NET
DECEMBER 31, 2009
                                     VALUE                 GAINS               LOSSES            GAINS (LOSSES)
Fixed income securities (1)          $47,658               $1,645              $(3,829)                    $(2,184)
                                                           ------              --------    --------------  --------
Equity securities                        183                   31                   (7)                         24
Short-term investments                 1,669                   --                   --                          --
Derivative instruments (2)               (20)                   2                  (20)                        (18)
     Unrealized net capital
     gains and losses, pre-tax                                                                              (2,178)
                                     --------  ----------  ------  ----------  --------    --------------  --------
Amounts recognized for:
     Insurance reserves                                                                                         --
     DAC and DSI                                                                                               990
         Amounts recognized                                                                                    990
                                                                                                           --------
     Deferred income taxes                                                                                     411
     Unrealized net capital
     gains and losses, after-tax                                                                           $  (777)
                                                                                                           --------


____________________
(1) Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1.76) billion related to other unrealized net capital gains and losses.
(2) Included in the fair value of derivative instruments are $(2) million classified as assets and $18 million classified as liabilities.

CHANGE  IN  UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:



($IN MILLIONS)                2010          2009        2008
Fixed income securities     $2,912     $   4,506     $(7,139)
                            -------    ----------    --------
Equity securities               23            48         (24)
Short-term investments          --            (3)          3
Derivative instruments           1           (32)         46
Total                        2,936         4,519      (7,114)
                            -------    ----------    --------
Amounts recognized for:
Insurance reserves             (41)          378         681
DAC and DSI                   (892)       (2,503)      2,980
(Decrease) increase
in amounts recognized         (933)       (2,125)      3,661
                            -------    ----------    --------
Deferred income taxes         (701)         (834)      1,200
Increase (decrease)
in unrealized net
capital gains
and losses                  $1,302     $   1,560     $(2,253)
                            -------    ----------    --------


PORTFOLIO  MONITORING
     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
     For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.
The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and
3) the length of time and extent to which the fair value has been less than amortized cost or cost.
The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                   Less than    12 months
($in millions)                     12 months     or more         Total
                                   =========    ==========    ============
                                    Number         Fair        Unrealized      Number       Fair       Unrealized      unrealized
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
                                                                                                                             C>
                                   of issues    value         losses          of issues    value      losses          losses
December 31, 2010
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         13    $      348    $        (9)           --    $    --    $        --     $        (9)
   MUNICIPAL                             142         1,718            (55)          170      1,145           (239)           (294)
   CORPORATE                             340         3,805           (144)          143      1,951           (225)           (369)
   FOREIGN GOVERNMENT                     16           191             (8)            1         10             --              (8)
   RMBS                                  108           143             (3)          246      1,266           (448)           (451)
   CMBS                                   11           123             (2)          114        836           (272)           (274)
   ABS                                    33           262             (4)          130      1,288           (285)           (289)
        TOTAL FIXED INCOME
        SECURITIES (1)                   663         6,590           (225)          804      6,496         (1,469)         (1,694)
EQUITY SECURITIES                          3            17             (1)           --         --             --              (1)
        TOTAL FIXED INCOME
         AND EQUITY SECURITIES           666    $    6,607    $      (226)          804    $ 6,496    $    (1,469)    $    (1,695)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
FIXED INCOME SECURITIES                  600    $    6,222    $      (209)          559    $ 4,853    $      (782)    $      (991)
BELOW INVESTMENT GRADE
FIXED INCOME SECURITIES                   63           368            (16)          245      1,643           (687)           (703)
        TOTAL FIXED INCOME
         SECURITIES                      663    $    6,590    $      (225)          804    $ 6,496    $    (1,469)    $    (1,694)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

December 31, 2009
FIXED INCOME SECURITIES
   U.S. GOVERNMENT
     AND AGENCIES                         27    $    1,952    $       (13)           --    $    --    $        --     $       (13)
   MUNICIPAL                             144         1,634            (62)          280      1,912           (457)           (519)
   CORPORATE                             300         3,979           (131)          398      5,155           (659)           (790)
   FOREIGN GOVERNMENT                     10           360            (11)            1          1             --             (11)
   RMBS                                  162           604            (14)          310      1,727           (992)         (1,006)
   CMBS                                   19           186             (3)          257      1,796           (949)           (952)
   ABS                                    21           203            (19)          163      1,363           (518)           (537)
   REDEEMABLE PREFERRED
    STOCK                                  1            --             --             1         13             (1)             (1)
        TOTAL FIXED INCOME
         SECURITIES (1)                  684         8,918           (253)        1,410     11,967         (3,576)         (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------
EQUITY SECURITIES                          7            11             (2)            1         13             (5)             (7)
        TOTAL FIXED INCOME
       AND EQUITY SECURITIES             691    $    8,929    $      (255)        1,411    $11,980    $    (3,581)    $    (3,836)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------

INVESTMENT GRADE
   FIXED INCOME SECURITIES               650    $    8,667    $      (191)        1,119    $10,260    $    (2,467)    $    (2,658)
BELOW INVESTMENT GRADE
   FIXED INCOME SECURITIES                34           251            (62)          291      1,707         (1,109)         (1,171)
        TOTAL FIXED INCOME
       SECURITIES                        684    $    8,918    $      (253)        1,410    $11,967    $    (3,576)    $    (3,829)
                                   ---------    ----------    ------------    ---------    -------    ------------    ------------


_______________
 (1) Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $3 million for the less than 12 month category and $251 million for the 12 months or greater category as of December 31, 2010 and $16 million for the less than 12 month category and $468 million for the 12 months or greater category as of December 31, 2009. As of December 31, 2010, $670 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $670 million, $538 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or
Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.
     As of December 31, 2010, the remaining $1.03 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $453 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $1.03 billion, $572 million are related to below investment grade fixed income securities. Of these amounts, $552 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2010. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.
RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities, taking into consideration credit enhancements from reliable bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.
As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2010, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
LIMITED  PARTNERSHIPS
As of December 31, 2010 and 2009, the carrying value of equity method limited partnership interests totaled $610 million and $495 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2010, 2009 and 2008, the Company had write-downs related to equity method limited partnership interests of $1 million, $5 million and $13 million, respectively.
As of December 31, 2010 and 2009, the carrying value for cost method limited partnership interests was $662 million and $533 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. The Company had write-downs related to cost method investments in 2010, 2009 and 2008 of $22 million, $143 million and $53 million, respectively.
MORTGAGE  LOANS
The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion and $7.78 billion as of December 31, 2010 and 2009, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio as of December 31.



(% OF MORTGAGE PORTFOLIO
CARRYING VALUE)
                           2010     2009
                           =====    =====
California                 23.5%    22.9%
                           -----    -----
Illinois                    9.3      9.3
New York                    6.7      6.4
New Jersey                  6.6      6.0
Pennsylvania                5.6      6.0
Texas                       5.3      5.0


The types of properties collateralizing the mortgage loans as of December 31 are as follows:



(% OF MORTGAGE PORTFOLIO
 CARRYING VALUE)            2010     2009
Office buildings            32.0%    35.2%
                           ------    -----
Retail                      27.5     24.4
Warehouse                   21.8     22.9
Apartment complex           12.8     12.1
Other                        5.9      5.4
     Total                 100.0%    100.0%
                           ------    -----


The contractual maturities of the mortgage loan portfolio as of December 31, 2010, excluding $62 million of mortgage loans in the process of foreclosure, are as follows:



                 NUMBER     CARRYING
($IN MILLIONS)  OF LOANS    VALUE        PERCENT
                ========    =========    =========
2011                  53    $     614        9.5%
                --------    ---------    --------
2012                  82          772       11.9
2013                  74          637        9.8
2014                  75        1,006       15.5
Thereafter           336        3,462       53.3
    Total            620    $   6,491      100.0%
                --------    ---------    --------


Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process. The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans as of December 31, 2010, summarized by debt service coverage ratio distribution:



($IN MILLIONS)
DEBT SERVICE                              FIXED RATE     VARIABLE RATE
                                                         ==============
COVERAGE RATIO                            MORTGAGE       MORTGAGE
DISTRIBUTION                              LOANS          LOANS             TOTAL
                                          ===========    ==============    ======
Below 1.0                                 $       275    $           --    $  275
                                          -----------    --------------    ------
1.0 - 1.25
                                                1,571                16     1,587
1.26 - 1.50                                     1,478                --     1,478
Above 1.50                                      2,484               546     3,030
    Total non-impaired mortgage loans     $     5,808    $          562    $6,370


Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:



($IN MILLIONS)                     2010     2009
                                  =====    =====
Impaired mortgage loans
with a valuation allowance        $ 168    $ 361
                                  -----    -----
Impaired mortgage loans
without a valuation allowance
                                     15       16
Total impaired mortgage loans     $ 183    $ 377
                                  -----    -----
Valuation allowance on
impaired mortgage loans           $  84    $  94
                                  =====    =====


The average balance of impaired loans was $275 million, $313 million and $43 million during 2010, 2009 and 2008, respectively.
The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:



($IN MILLIONS)           2010      2009      2008
Beginning balance       $  94     $   3     $  --
                        ------    ------    -----
Net increase in
valuation allowance
                           65        96         3
Charge offs               (75)       (5)       --
Ending balance          $  84     $  94     $   3
                        ------    ------    -----


Past  due  mortgage  loans carrying value as of December 31, 2010 is as follows:



($IN MILLIONS)
Less than 90 days past due      $   12
90 days or greater past due         78
Total past due                      90
                                ------
Current loans                    6,463
Total mortgage loans            $6,553
                                ------



MUNICIPAL  BONDS

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.



(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)  2010       2009
                                                         ======
California                                      14.7%    16.8 %
                                                -----    ------
Texas                                           11.9       10.2
New York                                         7.8        7.5
New Jersey                                       5.8        6.4
Delaware                                         5.3        6.1
Illinois                                         5.2        5.6


CONCENTRATION  OF  CREDIT  RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2010 and 2009, fixed income securities with a carrying value of $448 million and $434 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million in both 2010 and 2009 and $34 million in 2008.

OTHER INVESTMENT INFORMATION

Included in fixed income securities are below investment grade assets totaling $3.84 billion and $2.84 billion as of December 31, 2010 and 2009, respectively. As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $63 million were on deposit with regulatory authorities as required by law.

     As of December 31, 2010, the carrying value of fixed income securities that were non-income producing was $7 million.

6.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level  2:     Assets  and  liabilities  whose values are based on the following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities. As of December 31, 2010, 77.0% of total assets are measured at fair value and 1.4% of total liabilities are measured at fair value.

In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Equity securities:  Comprise actively traded, exchange-listed U.S. and
      ------------------
international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.
-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS - auto and student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

-     Equity  securities:  The  primary  inputs  to the valuation include quoted
      ------------------
prices  for  identical  or  similar  assets  in  markets  that  are  not active.
-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
-     Other investments:  Free-standing exchange listed derivatives that are not
      ------------------
actively traded are valued based on quoted prices for identical instruments in markets that are not active.
OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level  3  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"), and other high-yield municipal bonds. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: Primarily valued based on non-binding broker quotes. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

Foreign  government:  Valued  based  on  non-binding  broker  quotes.
RMBS - Subprime residential mortgage-backed securities ("Subprime"), Prime and Alt-A: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are Subprime, Prime and Alt-A securities that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A securities are categorized as Level 3.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Also included are CMBS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

ABS - auto, student loans and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Also included are ABS that are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

-     Other  investments:  Certain  OTC  derivatives, such as interest rate caps
      -------------------
and floors, certain credit default swaps and OTC options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.
-     Contractholder funds:  Derivatives embedded in certain life and annuity
      ---------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets  and  liabilities  measured  at  fair  value  on  a  non-recurring  basis
     Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                           (LEVEL 1)         (LEVEL 2)         (LEVEL 3)          NETTING            2010
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $             882     $      2,612     $          --                       $        3,494
   Municipal                                       --            4,372               601                                4,973
   Corporate                                       --           26,890             1,760                               28,650
   Foreign government                              --            2,257                --                                2,257
   RMBS                                            --            3,166             1,189                                4,355
   CMBS                                            --            1,059               844                                1,903
   ABS                                             --              593             1,974                                2,567
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                     882           40,963             6,369                               48,214
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               137               45                29                                  211
  Short-term investments                           72            1,185                --                                1,257
  Other investments:
      Free-standing derivatives                    --              602                10     $        (225)               387
  Separate account assets                       8,676               --                --                                8,676
  Other assets                                     --               --                 1                                    1
    TOTAL RECURRING BASIS
       ASSETS                                   9,767           42,795             6,409              (225)            58,746
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               117                                  117
TOTAL ASSETS AT FAIR VALUE          $           9,767     $     42,795     $       6,526     $        (225)    $       58,863
% of total assets at fair value                 16.6 %           72.7 %            11.1 %           (0.4) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
     in life and annuity
     contracts                      $              --     $         --     $        (653)                      $         (653)
  Other liabilities:
     Free-standing derivatives                     --             (455)              (87)    $         221               (321)
TOTAL LIABILITIES AT FAIR VALUE     $              --     $       (455)    $        (740)    $         221     $         (974)
% of total liabilities
    at fair value                                 -- %            46.7%             76.0%           (22.7)%            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
(1) Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                      QUOTED PRICES        SIGNIFICANT
                                        IN ACTIVE             OTHER         SIGNIFICANT       COUNTERPARTY
                                       MARKETS FOR         OBSERVABLE       UNOBSERVABLE        AND CASH        BALANCE AS OF
                                     IDENTICAL ASSETS        INPUTS            INPUTS          COLLATERAL       DECEMBER 31,
($IN MILLIONS)                          (LEVEL 1)          (LEVEL 2)         (LEVEL 3)           NETTING            2009
ASSETS
Fixed income securities:
   U.S. government and
      agencies                      $           1,596     $      1,985     $          --                       $        3,581
   Municipal                                       --            4,363               746                                5,109
   Corporate                                       --           25,519             2,020                               27,539
   Foreign government                              --            2,133                20                                2,153
   RMBS                                            --            3,614             1,052                                4,666
   CMBS                                            --            1,146             1,322                                2,468
   ABS                                             --              417             1,710                                2,127
   Redeemable preferred
      stock                                        --               14                 1                                   15
Total fixed income
   securities                                   1,596           39,191             6,871                               47,658
                                    ------------------    -------------    --------------                      ---------------
  Equity securities                               129               27                27                                  183
  Short-term investments                          133            1,536                --                                1,669
  Other investments:
      Free-standing derivatives                    --              808                32     $        (411)               429
  Separate account assets                       9,072               --                --                                9,072
  Other assets                                     --               --                 2                                    2
    TOTAL RECURRING BASIS
       ASSETS                                  10,930           41,562             6,932              (411)            59,013
                                    ------------------    -------------    --------------    --------------    ---------------
  Non-recurring basis (1)                          --               --               219                                  219
TOTAL ASSETS AT FAIR VALUE          $          10,930     $     41,562     $       7,151     $        (411)    $       59,232
% of total assets at
     fair value                                 18.4 %           70.2 %            12.1 %           (0.7) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============

LIABILITIES
  Contractholder funds:
  Derivatives embedded
    in life and annuity
    contracts                       $              --     $       (217)    $        (110)                      $         (327)
  Other liabilities:
     Free-standing derivatives                     (1)            (556)              (85)    $         243               (399)
TOTAL LIABILITIES AT
    FAIR VALUE                      $              (1)    $       (773)    $        (195)    $         243     $         (726)
% of total liabilities at
    fair value                                   0.1 %          106.5 %            26.9 %          (33.5) %            100.0 %
                                    ==================    =============    ==============    ==============    ===============


_________________
 (1) Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                     Total realized
                                                     andunrealized
                                                     gains (losses)
($in millions)                                        included in:
                                     Balance                               OCI on
                                      as of                             Statement of      Purchases, sales      Transfers
                                   December 31,           Net             Financial       , issuances and         into
                                      2009           income (1)          Position         settlements, net      Level 3
                                                    ----------------
Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                        $         746     $           (10)    $           8    $             (95)    $       19
 CORPORATE                                2,020                  23               128                 (285)           403
 FOREIGN GOVERNMENT                          20                  --                --                  (20)            --
 RMBS                                     1,052                (268)              475                  (41)            --
 CMBS                                     1,322                (235)              589                 (525)           108
 ABS                                      1,710                  60               236                  205             --
     REDEEMABLE PREFERRED
          STOCK                               1                  --                --                   --             --
 TOTAL FIXED INCOME
     SECURITIES                           6,871                (430)            1,436                 (761)           530
                                  --------------    ----------------    -------------    ------------------    -----------
EQUITY SECURITIES                            27                  15                 2                  (13)            --
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                                  (53)                (43)               --                   19             --
OTHER ASSETS                                  2                  (1)               --                   --             --
Total recurring Level 3
     assets                       $       6,847     $          (459)    $       1,438    $            (755)    $      530
                                  --------------    ----------------    -------------    ------------------    -----------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                   $        (110)    $           (31)    $          --    $               3     $     (515)
Total recurring Level 3
   liabilities                    $        (110)    $           (31)    $          --    $               3     $     (515)
                                  --------------    ----------------    -------------    ------------------    -----------





($in millions)
                                                  Balance
                                 Transfers         as of
                                  out of        December 31,
                                Level 3                 2010

Assets
  FIXED INCOME SECURITIES:
 MUNICIPAL                      $      (67)    $         601
 CORPORATE                            (529)            1,760
 FOREIGN GOVERNMENT                     --                --
 RMBS                                  (29)            1,189
 CMBS                                 (415)              844
 ABS                                  (237)            1,974
     REDEEMABLE PREFERRED
          STOCK                         --                 1
 TOTAL FIXED INCOME
     SECURITIES                     (1,277)            6,369
                                -----------    --------------
EQUITY SECURITIES                       (2)               29
OTHER INVESTMENTS:
   FREE-STANDING DERIVATIVES,
       NET                              --               (77)  (2)
OTHER ASSETS                            --                 1
Total recurring Level 3
     assets                     $   (1,279)    $       6,322
                                -----------    --------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED
       IN LIFE AND ANNUITY
      CONTRACTS                 $       --     $        (653)
Total recurring Level 3
   liabilities                  $       --     $        (653)
                                -----------    --------------


_______________
(1) The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(522) million in realized capital gains and losses, $64 million in net investment income, $1 million in interest credited to contractholder funds and $31 million in contract benefits.

(2)  Comprises $10 million of assets and $87 million of liabilities.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

There were no transfers between Level 1 and Level 2 during 2010. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and the availability of market observable quoted prices for similar assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

     Transfers into Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote resulting in the security being classified as Level 3. Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities, included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

     The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets and liabilities still held as of December 31, 2010.




($in millions)
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                                              $  (7)
CORPORATE                                                 37
RMBS                                                    (203)
CMBS                                                     (28)
ABS                                                       52
TOTAL FIXED INCOME SECURITIES                           (149)
OTHER INVESTMENTS:
FREE-STANDING DERIVATIVES, NET                           (26)
OTHER ASSETS                                              (1)
Total recurring Level 3 assets                         $(176)

Liabilities
CONTRACTHOLDER FUNDS:
DERIVATIVES EMBEDDED IN LIFE AND ANNUITY CONTRACTS     $ (31)
Total recurring Level 3 liabilities                    $ (31)
                                                       ------


The amounts in the table above represent gains and losses included in net income during 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(207) million in 2010 and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(248) million in realized capital gains and losses, $74 million in net investment income, $2 million in interest credited to contractholder funds and $31 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.




                                                         TOTAL REALIZED
                                                         AND UNREALIZED
($IN MILLIONS)                                           GAINS (LOSSES)
                                                          INCLUDED IN:
                                                                               OCI on                               Net transfers
                                      Balance as of                         Statement of      Purchases, sales        in and/or
                                       December 31                            Financial       , issuances and         (out) of
                                         , 2008           Net income (1)      Position         settlements, net      Level 3
                                                        ----------------
Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $          703     $            (3)    $          31    $             (39)    $           54
CORPORATE                                     9,867                  18             1,158               (1,591)            (7,432)
FOREIGN GOVERNMENT                               --                  --                --                   30                (10)
RMBS                                          1,811                (125)              247                 (304)              (577)
CMBS                                            410                (398)              801                  (75)               584
ABS                                           1,341                (194)              852                 (120)              (169)
REDEEMABLE PREFERRED STOCK                        1                  --                --                   --                 --
TOTAL FIXED INCOME    SECURITIES             14,133                (702)            3,089               (2,099)            (7,550)
EQUITY SECURITIES                                27                  (2)                3                   (1)                --
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                (93)                 76                --                  (36)                --
OTHER ASSETS                                      1                   1                --                   --                 --
Total recurring
    Level 3 assets                   $       14,068     $          (627)    $       3,092    $          (2,136)    $       (7,550)
                                                        ----------------    -------------    ------------------    ---------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $         (265)    $           148     $          --    $               7     $           --
Total recurring
   Level 3 liabilities               $         (265)    $           148     $          --    $               7     $           --
                                     ---------------    ----------------    -------------    ------------------    ---------------


                                           TOTAL
                                      GAINS (LOSSES)
                                      INCLUDED IN NET
($IN MILLIONS)                          INCOME FOR
                                         FINANCIAL
                                                                instruments
                                       Balance as of          still held as of
                                       December 31,             December 31,
                                                 2009                  2009 (3)

Assets
FIXED INCOME SECURITIES:
MUNICIPAL                            $            746        $              (1)
CORPORATE                                       2,020                       54
FOREIGN GOVERNMENT                                 20                       --
RMBS                                            1,052                      (96)
CMBS                                            1,322                     (318)
ABS                                             1,710                     (123)
REDEEMABLE PREFERRED STOCK                          1                       --
TOTAL FIXED INCOME    SECURITIES                6,871                     (484)
EQUITY SECURITIES                                  27                       (3)
OTHER INVESTMENTS:
   FREE-STANDING
DERIVATIVES, NET                                  (53)  (2)                 98
OTHER ASSETS                                        2                        1
Total recurring
    Level 3 assets                   $          6,847        $            (388)
                                     -----------------       ------------------

Liabilities
CONTRACTHOLDER FUNDS:
   DERIVATIVES EMBEDDED IN
     LIFE AND ANNUITY CONTRACTS      $           (110)       $             148
Total recurring
   Level 3 liabilities               $           (110)       $             148
                                     -----------------       ------------------


_______________
(1) The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.

(2)     Comprises  $32  million  of  assets  and  $85  million  of  liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds and $(148) million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.




                                               Total realized
                                               and unrealized
                                               gains (losses)
($in millions)                                  included in:
                                              ================
                                Balance                               OCI on                                    Net
                                 as of                             Statement of      Purchases, sales,      transfers in
                               January 1,                           Financial          issuances and        and/or (out)
                                  2008         Net income (1)      Position          settlements, net       of Level 3
                                              ----------------
Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                  $       231     $            --     $         (72)    $              (12)    $         556
   CORPORATE                       11,845                (320)           (1,147)                (1,019)              508
   FOREIGN GOVERNMENT                  --                  --                --                     (5)                5
   RMBS                             3,034                (507)             (511)                  (491)              286
   CMBS                               790                (453)             (312)                  (391)              776
   ABS                              2,930                (338)             (987)                  (404)              140
   REDEEMABLE PREFERRED
           STOCK                       --                   1                --                     --                --
TOTAL FIXED INCOME
 SECURITIES                        18,830              (1,617)           (3,029)                (2,322)            2,271
EQUITY SECURITIES                      61                  (3)              (12)                    20               (39)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                   (6)               (125)               --                     38                --
OTHER ASSETS                            2                  (1)               --                     --                --
   Total recurring
     Level 3 assets           $    18,887     $        (1,746)    $      (3,041)    $           (2,264)    $       2,232
                                              ----------------    --------------    -------------------    --------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS            $         4     $          (270)    $          --     $                1     $          --
   Total recurring
      Level 3 liabilities     $         4     $          (270)    $          --     $                1     $          --
                              ------------    ----------------    --------------    -------------------    --------------


                                  Total
                             gains (losses)
                             included in net
                                income fo
($in millions)                 r financial
                            =================
                                                       instruments
                              Balance as of          still held as of
                              December 31,             December 31,
                                        2008                  2008 (3)

Assets
FIXED INCOME SECURITIES:
   MUNICIPAL                $            703        $              --
   CORPORATE                           9,867                     (367)
   FOREIGN GOVERNMENT                     --                       --
   RMBS                                1,811                     (464)
   CMBS                                  410                     (192)
   ABS                                 1,341                     (317)
   REDEEMABLE PREFERRED
           STOCK                           1                       --
TOTAL FIXED INCOME
 SECURITIES                           14,133                   (1,340)
EQUITY SECURITIES                         27                       (3)
OTHER INVESTMENTS:
FREE-STANDING
    DERIVATIVES, NET                     (93)  (2)                (37)
OTHER ASSETS                               1                       (1)
   Total recurring
     Level 3 assets         $         14,068        $          (1,381)
                            -----------------       ------------------

Liabilities
CONTRACTHOLDER
 FUNDS:
DERIVATIVES EMBEDDED
 IN LIFE AND
 ANNUITY CONTRACTS          $           (265)       $            (270)
   Total recurring
      Level 3 liabilities   $           (265)       $            (270)
                            -----------------       ------------------


_______________
(1) The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.

(2)     Comprises  $13  million  of  assets  and  $106  million  of liabilities.

(3) The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
$(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
FINANCIAL  ASSETS



($IN MILLIONS)                                            DECEMBER 31, 2010                          DECEMBER 31, 2009
                                               ==================    ==========           ==================     ===========
                                               CARRYING VALUE        FAIR VALUE            CARRYING    VALUE     FAIR VALUE
                                               ------------------    ------------------                          -----------
Mortgage loans                                 $            6,553    $            6,312    $            7,780    $     6,220
                                               ------------------    ------------------    ------------------    -----------
Limited partnership interests - cost basis                    662                   719                   533            521
Bank loans                                                    322                   314                   359            329
Notes due from related party                                  275                   245                   275            233


The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL  LIABILITIES



($IN MILLIONS)
                                                           DECEMBER 31, 2010                       DECEMBER 31, 2009
                                                 CARRYING VALUE        FAIR VALUE            CARRYING VALUE     FAIR VALUE
                                                 ------------------    ------------------    --------------     -----------
Contractholder funds on investment contracts     $           35,040    $           34,056    $       39,824    $    38,196
                                                 ------------------    ------------------    --------------    -----------
Notes due to related parties                                    677                   649               675            611
Liability for collateral                                        465                   465               617            617


     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.     DERIVATIVE  FINANCIAL  INSTRUMENTS  AND  OFF-BALANCE-SHEET  FINANCIAL
INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the Company's equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; and credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection. The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2010, the Company pledged $18 million of securities and cash in the form of margin deposits.

     For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable.

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2010.



($in millions, except
number of contracts)           Asset derivatives
                                                    VOLUME (1)
                                    BALANCE                         NUMBER        FAIR
                                     SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                               LOCATION             AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                    -----------                                       -----------
Derivatives designated
as accounting
hedging instruments
  INTEREST RATE SWAP           OTHER IN
 AGREEMENTS                    VESTMENTS            $       156    N/A          $   (18)    $   --    $      (18)
  FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS                INVESTMENTS                   64    N/A                2          3            (1)
      TOTAL                                         $       220    N/A          $   (16)    $    3    $      (19)

Derivatives not designated
   as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                  OTHER
 SWAP AGREEMENTS               INVESTMENTS          $     1,094    N/A          $    79     $   81    $       (2)
INTEREST RATE
 CAP AND FLOOR                 OTHER
AGREEMENTS                     INVESTMENTS                  226    N/A               (2)         1            (3)
FINANCIAL FUTURES              OTHER
CONTRACTS AND OPTIONS          ASSETS               N/A                1,420         --         --            --
  Equity and index
    contracts
OPTIONS, FUTURES               OTHER
AND WARRANTS (2)               INVESTMENTS                   64       20,451        327        327            --
  Foreign currency contracts
FOREIGN CURRENCY               OTHER
SWAP AGREEMENTS                INVESTMENTS                   90    N/A                6          6            --
  Embedded derivative
 financial instruments
                               FIXED INCOME
CONVERSION OPTIONS             SECURITIES                   287    N/A               84         84            --
EQUITY-INDEXED                 FIXED INCOME
CALL OPTIONS                   SECURITIES                   300    N/A               47         47            --
CREDIT DEFAULT                 FIXED INCOME
SWAPS                          SECURITIES                   179    N/A              (87)        --           (87)
  Credit default
contracts
CREDIT DEFAULT SWAPS           OTHER
 - BUYING PROTECTION           INVESTMENTS                   66    N/A               (1)         1            (2)
CREDIT DEFAULT SWAPS           OTHER
 - SELLING PROTECTION          INVESTMENTS                   42    N/A               (2)         1            (3)
  Other contracts
                               OTHER
  OTHER CONTRACTS              INVESTMENTS                   13    N/A               --         --            --
  OTHER CONTRACTS              OTHER ASSETS                   5    N/A                1          1            --
            TOTAL                                   $     2,366       21,871    $   452     $  549    $      (97)

Total asset derivatives                             $     2,586       21,871    $   436     $  552    $     (116)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                             LOCATION                 AMOUNT         CONTRACTS       NET      ASSET     LIABILITY
                                                                                                        -----------
Derivatives designated
 as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,345    N/A          $  (181)    $   20    $     (201)
  INTEREST RATE              CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A                2          2            --
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
 SWAP AGREEMENTS             EXPENSES                         138    N/A              (20)        --           (20)
  FOREIGN CURRENCY
AND INTEREST RATE            OTHER LIABILITIES
                             & ACCRUED
SWAP AGREEMENTS              EXPENSES                         435    N/A               34         34            --
  FOREIGN CURRENCY
AND INTEREST RATE            CONTRACTHOLDER
SWAP AGREEMENTS              FUNDS                             --    N/A               28         28            --
             TOTAL                                    $     3,918    N/A          $  (137)    $   84    $     (221)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
 as accounting
 hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     3,642    N/A          $    66     $   96    $      (30)
                             OTHER LIABILITIES
    INTEREST RATE            & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                         750    N/A                4          4            --
    INTEREST RATE            OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,216    N/A              (22)         1           (23)
    FINANCIAL FUTURES        OTHER LIABILITIES
CONTRACTS AND                & ACCRUED
 OPTIONS                     EXPENSES                 N/A                  150         --         --            --
  Equity and
    index contracts
                             OTHER LIABILITIES
   OPTIONS AND               & ACCRUED
      FUTURES                EXPENSES                          64       20,752       (168)         2          (170)
  Embedded derivative
     financial
     instruments
   GUARANTEED                CONTRACTHOLDER
   ACCUMULATION BENEFITS     FUNDS                          1,067    N/A              (88)        --           (88)
      GUARANTEED             CONTRACTHOLDER
      WITHDRAWAL BENEFITS    FUNDS                            739    N/A              (47)        --           (47)
 EQUITY-INDEXED AND
 FORWARD STARTING
OPTIONS IN
 LIFE AND ANNUITY            CONTRACTHOLDER
 PRODUCT CONTRACTS           FUNDS                          4,694    N/A             (515)        --          (515)
 OTHER EMBEDDED
DERIVATIVE FINANCIAL         CONTRACTHOLDER
        INSTRUMENTS          FUNDS                             85    N/A               (3)        --            (3)
  Credit default contracts
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - BUYING PROTECTION         EXPENSES                         181    N/A               (3)         4            (7)
                             OTHER LIABILITIES
   CREDIT DEFAULT SWAPS      & ACCRUED
 - SELLING PROTECTION        EXPENSES                         267    N/A              (61)         1           (62)
            TOTAL                                     $    14,705       20,902    $  (837)    $  108    $     (945)

Total liability
 derivatives                                          $    18,623       20,902    $  (974)    $  192    $   (1,166)

Total derivatives                                     $    21,209       42,773    $  (538)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position as of December 31, 2009.



($in millions, except
number of contracts)         Asset derivatives
                                                  VOLUME (1)
                                  BALANCE                         NUMBER        FAIR
                                   SHEET           NOTIONAL         OF         VALUE,     GROSS        GROSS
                                 LOCATION           AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                 --------         -----------    ---------     ------     -----     -----------
Derivatives designated
 as accounting
hedging instruments
  INTEREST RATE              OTHER
SWAP AGREEMENTS              INVESTMENTS          $        45    N/A          $    (3)    $   --    $       (3)
  FOREIGN CURRENCY           OTHER
SWAP AGREEMENTS              INVESTMENTS                   23    N/A               (2)        --            (2)
      TOTAL                                       $        68    N/A          $    (5)    $   --    $       (5)

Derivatives
 not designated
as accounting
  hedging instruments
  Interest rate contracts
INTEREST RATE                OTHER
SWAP AGREEMENTS              INVESTMENTS          $     1,106    N/A          $    57     $   61    $       (4)
INTEREST RATE
CAP AND FLOOR                OTHER
AGREEMENTS                   INVESTMENTS                   52    N/A                2          2            --
FINANCIAL FUTURES
CONTRACTS AND OPTIONS        OTHER ASSETS         N/A                  404         --         --            --
  Equity and index
  contracts
OPTIONS, FUTURES             OTHER
AND WARRANTS (2)             INVESTMENTS                   62       19,850        385        385            --
OPTIONS, FUTURES
AND WARRANTS                 OTHER ASSETS         N/A                  102         --         --            --
  Foreign currency
contracts
FOREIGN CURRENCY             OTHER
SWAP AGREEMENTS              INVESTMENTS                   53    N/A                1          1            --
  Embedded derivative
 financial instruments
                             FIXED INCOME
CONVERSION OPTIONS           SECURITIES                   315    N/A              117        117            --
EQUITY-INDEXED               FIXED INCOME
CALL OPTIONS                 SECURITIES                   475    N/A               89         89            --
  Credit default contracts
CREDIT DEFAULT SWAPS         OTHER
 - BUYING PROTECTION         INVESTMENTS                   83    N/A               (3)         2            (5)
CREDIT DEFAULT SWAPS         OTHER
 - SELLING PROTECTION        INVESTMENTS                   14    N/A               --         --            --
  Other contracts
                             OTHER
  OTHER CONTRACTS            INVESTMENTS                   75    N/A               --         --            --
  OTHER CONTRACTS            OTHER ASSETS                   6    N/A                2          2            --
             TOTAL                                $     2,241       20,356    $   650     $  659    $       (9)

Total asset
derivatives                                       $     2,309       20,356    $   645     $  659    $      (14)


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

(2) In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.




($in millions, except
number of contracts)         Liability derivatives
                                                      VOLUME (1)
                                    BALANCE                           NUMBER        FAIR
                                     SHEET             NOTIONAL         OF         VALUE,     GROSS        GROSS
                                   LOCATION             AMOUNT         CONTRACTS      NET       ASSET     LIABILITY
                                  ---------           ---------        ---------    -----      ------     ---------
Derivatives designated
as accounting
hedging instruments
                             OTHER LIABILITIES
  INTEREST RATE              & ACCRUED
   SWAP AGREEMENTS           EXPENSES                 $     2,443    N/A          $  (230)    $   --    $     (230)
                             OTHER LIABILITIES
  FOREIGN CURRENCY           & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         179    N/A              (18)         3           (21)
  FOREIGN CURRENCY           OTHER LIABILITIES
  AND INTEREST RATE          & ACCRUED
  SWAP AGREEMENTS            EXPENSES                         870    N/A              231        231            --
  FOREIGN CURRENCY
  AND INTEREST RATE          CONTRACTHOLDER
  SWAP AGREEMENTS            FUNDS                             --    N/A               44         44            --
              TOTAL                                   $     3,492    N/A          $    27     $  278    $     (251)
                                                      -----------    ---------    --------    ------    -----------

Derivatives not designated
as accounting
hedging instruments
  Interest rate contracts
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAP AGREEMENTS              EXPENSES                 $     6,087    N/A          $    32     $   69    $      (37)
                             OTHER LIABILITIES
INTEREST RATE                & ACCRUED
SWAPTION AGREEMENTS          EXPENSES                       1,000    N/A               15         15            --
INTEREST RATE                OTHER LIABILITIES
CAP AND FLOOR                & ACCRUED
AGREEMENTS                   EXPENSES                       3,896    N/A              (16)         9           (25)
  Equity and
index contracts
                             OTHER LIABILITIES
OPTIONS FUTURES              & ACCRUED
AND WARRANTS                 EXPENSES                          45       19,946       (213)         3          (216)
  Foreign currency
contracts
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
SWAP AGREEMENTS              EXPENSES                          54    N/A                3          3            --
                             OTHER LIABILITIES
FOREIGN CURRENCY             & ACCRUED
FORWARDS AND OPTIONS         EXPENSES                         185    N/A                2          2            --
  Embedded derivative
 financial
     instruments
GUARANTEED                   CONTRACTHOLDER
ACCUMULATION BENEFITS        FUNDS                          1,113    N/A              (66)        --           (66)
   GUARANTEED                CONTRACTHOLDER
WITHDRAWAL BENEFITS          FUNDS                            810    N/A              (41)        --           (41)
EQUITY-INDEXED OPTIONS
 IN LIFE AND ANNUITY         CONTRACTHOLDER
PRODUCT CONTRACTS            FUNDS                          4,321    N/A             (217)        --          (217)
OTHER EMBEDDED
 DERIVATIVE                  CONTRACTHOLDER
 FINANCIAL INSTRUMENTS       FUNDS                             85    N/A               (3)        --            (3)
  Credit default
contracts
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - BUYING PROTECTION         EXPENSES                         550    N/A              (29)         4           (33)
                             OTHER LIABILITIES
CREDIT DEFAULT SWAPS         & ACCRUED
 - SELLING PROTECTION        EXPENSES                       1,070    N/A              (60)         6           (66)
          TOTAL                                       $    19,216       19,946    $  (593)    $  111    $     (704)

Total liability
derivatives                                           $    22,708       19,946    $  (566)    $  389    $     (955)

Total derivatives                                     $    25,017       40,302    $    79


__________________
(1) Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position for the years ended December 31. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months.



($IN MILLIONS)
EFFECTIVE PORTION                            2010      2009
Gain (loss) recognized in OCI
on derivatives during the period            $   3     $ (35)
                                            ------    ------
Loss recognized in OCI
on derivatives during the term
of the hedging relationship                   (17)      (18)
Gain reclassified from AOCI into income
(net investment income)                        --         2
Gain (loss) reclassified from AOCI
into income (realized capital
gains and losses)                               2        (3)
INEFFECTIVE PORTION AND AMOUNT
EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income
on derivatives
(realized capital gains and losses)            --        --


For cash flow hedges, unrealized net pre-tax gains and losses included in accumulated other comprehensive income were $(17) million and $(18) million as of December 31, 2010 and 2009, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $1 million, $(34) million and $48 million in 2010, 2009 and 2008, respectively.


The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                                                                                                   Total gain
                                                                                                     (loss)
                                                 Realized                        Interest         recognized in
                                                                             ----------------    ---------------
                                    Net           capital                      credited to         net income
                                 Investment      gains and      Contract      Contractholder           on
                                ------------    -----------    ----------    ----------------    ---------------
                                income          losses         benefits          funds             derivatives
                                ------------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS       $      (139)    $        9     $      --     $            11     $         (119)
  FOREIGN CURRENCY
AND INTEREST RATE CONTRACTS              --             (2)           --                 (18)               (20)
      SUBTOTAL                         (139)             7            --                  (7)              (139)
                                ------------    -----------    ----------    ----------------    ---------------

Derivatives not designated
as accounting
hedging instruments
  INTEREST RATE CONTRACTS                --           (138)           --                  --               (138)
  EQUITY AND INDEX
CONTRACTS                                --             --            --                 113                113
  EMBEDDED DERIVATIVE
FINANCIAL INSTRUMENTS                    --              8           (28)                 34                 14
  FOREIGN CURRENCY
CONTRACTS                                --              4            --                  --                  4
  CREDIT DEFAULT
CONTRACTS                                --             (6)           --                  --                 (6)
  OTHER CONTRACTS                        --             --            --                   3                  3
      SUBTOTAL                           --           (132)          (28)                150                (10)
      TOTAL                     $      (139)    $     (125)    $     (28)    $           143     $         (149)
                                ------------    -----------    ----------    ----------------    ---------------





                                 2009
                              ===========
                                                                                              Total gain
                                                                                                (loss)
                                              Realized                       Interest         Recognized
                                                                         ----------------    -------------
                                  Net          Capital                     credited to          in net
                              Investment      gains and     Contract      contractholder       income on
                              -----------    -----------    ---------    ----------------    -------------
                              income         losses         benefits          funds           derivatives
                              -----------
Derivatives in
fair value accounting
hedging relationships
  INTEREST RATE CONTRACTS     $        30    $       12     $      --    $           (13)    $          29
  FOREIGN CURRENCY AND
 INTEREST RATE CONTRACTS               --            (9)           --                 77                68
      SUBTOTAL                         30             3            --                 64                97
                              -----------    -----------    ---------    ----------------    -------------

Derivatives not designated
 as accounting hedging
 instruments
  INTEREST RATE CONTRACTS              --           280            --                 --               280
  EQUITY AND INDEX
CONTRACTS                              --            --            --                115               115
  EMBEDDED DERIVATIVE
 FINANCIAL INSTRUMENTS                 --            60           158               (184)               34
  FOREIGN CURRENCY
CONTRACTS                              --             3            --                 --                 3
  CREDIT DEFAULT
CONTRACTS                              --            14            --                 --                14
  OTHER CONTRACTS                      --            --            --                  3                 3
      SUBTOTAL                         --           357           158                (66)              449
      TOTAL                   $        30    $      360     $     158    $            (2)    $         546
                              -----------    -----------    ---------    ----------------    -------------



The hedge ineffectiveness reported in realized capital gains and losses amounted to gains of $7 million in 2010 and losses of $1 million and $4 million in 2009 and 2008, respectively.

The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.



($in millions)                      2010
                              ================
                                Gain (loss)         Gain (loss)
                               on derivatives      on hedged risk
                              ----------------
                                                      Foreign
Location of gain or (loss)                           currency &
recognized in net income       Interest rate       interest rate      Contractholder
on derivatives
                              contracts           contracts           funds              Investments
                              ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS          $            --     $           (48)    $            48    $         --
--------------------------    ----------------    ----------------    ---------------    ------------
NET INVESTMENT INCOME                     (33)                 --                  --              33
REALIZED CAPITAL
GAINS AND LOSSES                            9                  (2)                 --              --
   TOTAL                      $           (24)    $           (50)    $            48    $         33
                              ----------------    ----------------    ---------------    ------------





                                   2009
                             ================
                               Gain (loss)         Gain (loss)
                              on derivatives      on hedged risk
                             ----------------
Location of                                          Foreign
gain or (loss) recognized                           currency &
in net income                 Interest rate       interest rate       Contractholder
on derivatives
                                contracts           contracts              funds           Investments
                             ----------------    ----------------
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS         $           (26)    $            39     $           (13)    $         --
-------------------------    ----------------    ----------------    ----------------    -------------
NET INVESTMENT INCOME                    164                  --                  --             (164)
REALIZED CAPITAL
GAINS AND LOSSES                          12                  (9)                 --               --
   TOTAL                     $           150     $            30     $           (13)    $       (164)
                             ----------------    ----------------    ----------------    -------------



     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2010, counterparties pledged $17 million in cash and securities to the Company, and the Company pledged $153 million in cash and securities to counterparties which includes $147 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $6 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk. Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, free-standing credit default swap, forward and certain option agreements (including swaptions).




($in millions)  2010            2009
                       NUMBER
                         OF                                             EXPOSURE,       NUMBER OF
                      COUNTER-         NOTIONAL     CREDIT           NET OF             COUNTER-        NOTIONAL     CREDIT
Rating (1)            PARTIES          AMOUNT       EXPOSURE (2)     COLLATERAL (2)     PARTIES         AMOUNT       EXPOSURE (2)
                                       ---------    -------------    ---------------    ---------       ---------    -------------

--------------
AA-                          1  $      $     675    $          19    $            10           --  $    $      --    $          --
A+                           2               951               14                 10            3           6,666              151
A                            3               772               10                 10            2           1,041               48
A-                           1                89               32                 32            1             145               23
TOTAL                        7         $   2,487    $          75    $            62            6       $   7,852    $222

($in millions)

                     EXPOSURE,
                  NET OF
Rating (1)        COLLATERAL (2)
                  ---------------

--------------
AA-               $            --
A+                             18
A                              17
A-                             23
TOTAL             $            58


_________________
(1)     Rating  is  the  lower  of  S&P  or  Moody's  ratings.

(2) Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions. Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.




($IN MILLIONS)
                                                 2010      2009
                                                ======    ======
Gross liability fair value
of contracts containing
credit-risk-contingent features                 $ 368     $ 386
                                                ------    ------
Gross asset fair value
of contracts containing
credit-risk-contingent features
and subject to MNAs                              (212)     (233)
Collateral posted under MNAs
for contracts containing
credit-risk-contingent features                  (147)     (122)
Maximum amount of
additional exposure for contracts
with credit-risk-contingent features
if all features were triggered concurrently     $   9     $  31
                                                ------    ------


CREDIT  DERIVATIVES  -  SELLING  PROTECTION

     Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term. The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
   CORPORATE DEBT        $             40    $ 55    $ 10    $    10    $  115    $   (1)
     HIGH YIELD DEBT                   --      --      --          4         4        --
     MUNICIPAL                         25      --      --         --        25        (6)
         SUBTOTAL                      65      55      10         14       144        (7)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (19)
   First-to-default
   MUNICIPAL                           --     100      --         --       100       (37)
SUBTOTAL                               --     100      --         65       165       (56)
                         ----------------    ----    ----    -------    ------    -------
Total                    $             65    $155    $ 10    $    79    $  309    $  (63)



The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:




($in millions)           Notional amount
                         ================
                                                             BB and               Fair
                                                             -------    ------    -------
                         AA                  A       BBB     lower      Total     value
                         ----------------    ----    ----    -------    ------    -------
Single name
INVESTMENT GRADE
CORPORATE DEBT           $             50    $ 65    $ 41    $    15    $  171    $   (5)
     HIGH YIELD DEBT                   --      --      --          8         8        --
     MUNICIPAL                         25      --      --         --        25        (4)
         SUBTOTAL                      75      65      41         23       204        (9)
Baskets
   Tranche
INVESTMENT GRADE
 CORPORATE DEBT                        --      --      --         65        65       (27)
   First-to-default
INVESTMENT GRADE
 CORPORATE DEBT                        --      45      15         --        60        --
   MUNICIPAL                           20     135      --         --       155       (28)
SUBTOTAL                               20     180      15         65       280       (55)
                         ----------------    ----    ----    -------    ------    -------
Index
INVESTMENT GRADE
 CORPORATE DEBT                        14     159     408         19       600         4
Total                    $            109    $404    $464    $   107    $1,084    $  (60)



     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

     In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS

The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:



($IN MILLIONS)                      2010     2009
                                   =====    =====
Commitments to invest in
 limited partnership interests     $$731    $$802
                                   -----    -----
Private placement commitments        111        7
 Other loan commitments               25        6


     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.


8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists of the following:



($IN MILLIONS)                                  2010      2009
Immediate fixed annuities:
   Structured settlement annuities           $ 6,522    $6,406
   Other immediate fixed annuities             2,211     2,043
Traditional life insurance                     2,751     2,662
Accident and health insurance                  1,181     1,053
Other                                             87        92
       Total reserve for life-contingent
       contract benefits                     $12,752    $12,256
                                             -------    ------



The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



PRODUCT                   MORTALITY                         INTEREST RATE         ESTIMATION METHOD
                          ==============================    ==================    ------------------------

----------------------
                          U.S. population with
                          projected calendar year
                          improvements; mortality rates
                          adjusted for each impaired        Interest rate         Present value of
Structured settlement     life based on reduction           assumptions range     contractually specified
annuities                 in life expectancy                from 1.6% to 9.9%     future benefits
                          1983 group annuity mortality
                          table with internal
                          modifications; 1983 individual
                          annuity mortality table;
                          Annuity 2000 mortality table                            Present value of
                          with internal modifications;                            expected future benefits
                          1983 individual annuity           Interest rate         based on historical
Other immediate           mortality table with internal     assumptions range     experience
fixed annuities           modifications                     from 0.9% to 11.5%
                                                                                  Net level premium
                                                                                  reserve method using
                                                            Interest rate         the Company's
Traditional               Actual company experience         assumptions range     withdrawal experience
 life insurance           plus loading                      from 4.0% to 11.3%    rates
                                                                                  Unearned premium;
                          Actual company experience                               additional contract
Accident and health       plus loading                                            reserves for mortality
insurance                                                                         risk
 Other:
     Variable annuity
       guaranteed
      minimum death                                         Interest rate         Projected benefit ratio
       benefits (1)                 100% of Annuity 2000    assumptions range     applied to cumulative
                          mortality table                   from 4.2% to 5.2%     assessments


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").


     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2010. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability was zero as of December 31, 2009.




As of December 31, contractholder funds consist of the following:



($IN MILLIONS)                           2010       2009
Interest-sensitive life insurance     $10,061    $ 9,662
                                      -------    -------
Investment contracts:
Fixed annuities                        33,134     36,030
Funding agreements backing
medium-term notes                       2,749      4,699
    Other investment contracts            514        459
Total contractholder funds            $46,458    $50,850
                                      -------    -------



The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
                                      ================================    =========================================

----------------------------------
                                      Interest rates credited range
                                      from 0% to 11.5% for
                                      equity-indexed life (whose
                                      returns are indexed to
                                      the S&P 500) and 2.0%               Either a percentage of account balance
Interest-sensitive                    to 6.0% for all other               or dollar amount grading off generally
life insurance                        products                            over 20 years
                                      Interest rates credited range
                                      from 0% to 9.9% for
                                      immediate annuities; (8.0)%         Either a declining or a level percentage
                                      to 14.0% for equity-indexed         charge generally over nine years or less.
                                      annuities (whose returns are        Additionally, approximately 26.5% of
                                      indexed to the S&P 500);            fixed annuities are subject to
                                      and 0.2% to 8.5% for all            market value adjustment
Fixed annuities                       other products                      for discretionary withdrawals
                                      Interest rates credited range f
                                      rom 0% to 6.5% (excluding
Funding agreements                    currency-swapped
 backing medium-term notes            medium-term notes)                  Not applicable
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
 benefits on variable annuities(1)                                        Withdrawal and surrender charges
and secondary guarantees on           Interest rates used in              are based on the terms of the
interest-sensitive life insurance     establishing reserves               related interest-sensitive life insurance
 and fixed annuities                  range from 1.8% to 10.3%            or fixed annuity contract


________________________
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

Contractholder funds activity for the years ended December 31 is as follows:



($IN MILLIONS)                              2010        2009
Balance, beginning of year               $50,850     $56,780
                                         --------    --------
Deposits                                   2,363       3,327
Interest credited                          1,752       1,974
Benefits                                  (1,537)     (1,553)
Surrenders and partial withdrawals        (4,166)     (4,086)
Maturities and retirements of
institutional products                    (1,833)     (4,773)
Contract charges                            (921)       (860)
Net transfers from separate accounts          11          11
Fair value hedge adjustments
 for institutional products                 (196)         25
Other adjustments                            135           5
Balance, end of year                     $46,458     $50,850
                                         --------    --------


     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $6.94 billion and $7.93 billion of equity, fixed income and balanced mutual funds and $1.09 billion and $568 million of money market mutual funds as of December 31, 2010 and 2009, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.




($IN MILLIONS)                                                    DECEMBER 31,
                                                         ===========================
                                                                  2010         2009
                                                         -------------
In the event of death
   Separate account value                                $       8,029    $   8,496
   Net amount at risk (1)                                $       1,402    $   2,153
   Average attained age of contractholders                    66 years     65 years

At annuitization (includes income benefit guarantees)
   Separate account value                                $       1,945    $   2,101
   Net amount at risk (2)                                $         580    $     906
   Weighted average waiting period until
   annuitization options available                             2 years      3 years

For cumulative periodic withdrawals
   Separate account value                                $         735    $     786
   Net amount at risk (3)                                $          21    $      42

Accumulation at specified dates
   Separate account value                                $       1,100    $   1,113
   Net amount at risk (4)                                $          64    $      97
   Weighted average waiting period
until guarantee date                                           7 years      8 years


_______________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits. Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

The  following  table  summarizes  the  liabilities  for  guarantees:



                                     Liability for                           Liability for
                                       Guarantees                              Guarantees
                                       related to          Liability for       related to
                                     death benefits         Guarantees        accumulation
                                          and               related to            and
                                   interest-sensitive         income           withdrawal
($in millions)                    life products           benefits           benefits          Total
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------
     LESS REINSURANCE
      RECOVERABLES                                109                268                107       484
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
                                  --------------------    ---------------    --------------    -------
INCURRED GUARANTEED
BENEFITS                                           97                 (2)                --        95
PAID GUARANTEE BENEFITS                            --                 --                 --        --
     NET CHANGE                                    97                 (2)                --        95
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2010                                 143                 17                  1       161
     PLUS REINSURANCE
     RECOVERABLES                                  93                210                135       438
BALANCE, DECEMBER 31, 2010 (2)    $               236     $          227     $          136    $  599
                                  --------------------    ---------------    --------------    -------

BALANCE, DECEMBER 31, 2008 (3)    $               115     $          219     $          266    $  600
     LESS REINSURANCE
     RECOVERABLES                                  81                200                266       547
NET BALANCE AS OF
DECEMBER 31, 2008                                  34                 19                 --        53
                                  --------------------    ---------------    --------------    -------
INCURRED
GUARANTEED BENEFITS                                13                 --                  1        14
PAID GUARANTEE BENEFITS                            (1)                --                 --        (1)
     NET CHANGE                                    12                 --                  1        13
                                  --------------------    ---------------    --------------    -------
NET BALANCE AS OF
DECEMBER 31, 2009                                  46                 19                  1        66
     PLUS REINSURANCE
     RECOVERABLES                                 109                268                107       484
BALANCE, DECEMBER 31, 2009 (1)    $               155     $          287     $          108    $  550
                                  --------------------    ---------------    --------------    -------


 _______________
(1) Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

(2) Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.

(3) Included in the total liability balance as of December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.


9.     REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

     For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.




                                                    Retention
Period                              limits
                                    ==========================================
                                    5 MILLION PER LIFE,  $3 MILLION AGE 70
                                    ------------------------------------------
                                    AND OVER, AND $10 MILLION
                                    FOR CONTRACTS THAT MEET
                                    SPECIFIC CRITERIA
JULY 2007 THROUGH CURRENT
--------------------------------
                                    2 MILLION PER LIFE, IN 2006 THE LIMIT WAS
                                    INCREASED TO $5 MILLION FOR
                                    INSTANCES WHEN SPECIFIC CRITERIA
                                    WERE MET
SEPTEMBER 1998 THROUGH JUNE 2007
AUGUST 1998 AND PRIOR               UP TO $1 MILLION PER LIFE


     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.63 billion and $1.51 billion as of December 31, 2010 and 2009, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In addition, as of December 31, 2010 and 2009 the Company had reinsurance recoverables of $170 million and $175 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003. As of December 31, 2010, the gross life insurance in force was $530.52 billion of which $237.63 billion was ceded to the unaffiliated reinsurers.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



($IN MILLIONS)                       2010       2009       2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $2,230     $2,215     $2,275
Assumed
   Affiliate                          107        102         70
   Non-affiliate                       22         22         25
Ceded-non-affiliate                  (776)      (806)      (874)
Premiums and contract charges,
 net of reinsurance                $1,583     $1,533     $1,496
                                              -------    -------


The effects of reinsurance on contract benefits for the years ended December 31 are as follows:



($IN MILLIONS)                              2010       2009        2008
                                          =======    =======    ========
CONTRACT BENEFITS
Direct                                    $2,075     $1,915     $ 2,428
Assumed
   Affiliate                                  72         66          42
   Non-affiliate                              22         22          26
Ceded-non-affiliate                         (673)      (601)     (1,099)
Contract benefits, net of reinsurance     $1,496     $1,402     $ 1,397
                                                                --------





The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:



($IN MILLIONS)                     2010       2009       2008
                                 =======    =======    =======
INTEREST CREDITED TO
CONTRACTHOLDER FUNDS
Direct                           $1,774     $2,085     $2,373
Assumed
   Affiliate                         10         11         11
   Non-affiliate                     12         12         15
Ceded-non-affiliate                 (32)       (32)       (43)
Interest credited to
contractholder funds, net of
reinsurance                      $1,764     $2,076     $2,356
                                            -------    -------


Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.




($IN MILLIONS)                 2010      2009
                             ------    ======
Annuities                    $1,785    $1,667
                             ------    ------
Life insurance                1,564     1,528
Long-term care insurance        840       732
Other                            88        89
    Total                    $4,277    $4,016
                             ------    ------


As of December 31, 2010 and 2009, approximately 94% and 93%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.     DEFERRED  POLICY  ACQUISITION  AND  SALES  INDUCEMENT  COSTS

Deferred policy acquisition costs for the years ended December 31 are as follows:




($IN MILLIONS)                              2010        2009       2008
                                          =======    ========    ========
Balance, beginning of year                $3,664     $ 6,701     $3,905
                                          -------    --------    -------
Impact of adoption of new OTTI
accounting guidance before
unrealized impact (1)                         --        (176)        --
Impact of adoption of new OTTI
accounting guidance
   effect of unrealized capital
   gains and losses (2)                       --         176         --
Reinsurance assumed (3)                       --          --         32
Acquisition costs deferred                   383         403        596
Amortization charged to income              (272)       (888)      (643)
Effect of unrealized gains and losses       (793)     (2,552)     2,811
Balance, end of year                      $2,982     $ 3,664     $6,701
                                                     --------    -------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

(3) In 2008, DAC increased as a result of a reinsurance transaction with AHL (see Note 4).


DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:



($IN MILLIONS)                              2010      2009      2008
                                           ======    ======    ======
Balance, beginning of year                 $ 195     $ 453     $ 295
                                           ------    ------    ------
Impact of adoption of new OTTI
accounting guidance
before unrealized impact (1)                  --       (35)       --
Impact of adoption of new OTTI
accounting guidance effect of
unrealized capital gains and losses (2)       --        35        --
Sales inducements deferred                    14        28        47
Amortization charged to income               (27)     (129)      (53)
Effect of unrealized gains and losses        (96)     (157)      164
Balance, end of year                       $  86     $ 195     $ 453
                                                     ------    ------


_______________
(1) The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.

(2) The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.     GUARANTEES  AND  CONTINGENT  LIABILITIES

GUARANTY  FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2010 and 2009, the liability balance included in other liabilities and accrued expenses was $26 million and $29 million, respectively. The related premium tax offsets included in other assets were $25 million and $28 million as of December 31, 2010 and 2009, respectively. The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. At this time, Executive Life continues to fully pay claims when due. An Order to Show Cause dated December 17, 2010 from the New York Supreme Court mandates that the Bureau, Life Insurance Corporation of New York ("LICNY") and other interested parties provide a proposed plan of liquidation by July 1, 2011; otherwise, the Superintendent of the New York State Insurance Department will be required to do so by August 1, 2011. A public hearing on the proposed plan of liquidation is now scheduled for January 4, 2012. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, it is reasonably possible that the Company will have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation. New York law currently contains an aggregate limit on guaranty funds under the LICNY of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $64 million as of December 31, 2010. The obligations associated with these fixed income securities expire at various dates on or before July 26, 2016.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION  AND  COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL  AND  REGULATORY  PROCEEDINGS  AND  INQUIRIES
---------------------------------------------------
BACKGROUND
     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER  MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.     INCOME  TAXES

ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN MILLIONS)                               2010      2009
                                            ======    ======
DEFERRED ASSETS
Life and annuity reserves                   $ 154     $ 309
Difference in tax bases of investments        104        31
Unrealized net capital losses                  --       422
Deferred reinsurance gain                      17        19
Other assets                                   20        15
    Total deferred assets                     295       796
                                            ------    ------
DEFERRED LIABILITIES
DAC                                          (623)     (569)
Unrealized net capital gains                 (285)       --
Other liabilities                             (30)      (24)
    Total deferred liabilities               (938)     (593)
                                            ------    ------
         Net deferred (liability) asset     $(643)    $ 203
                                            ------    ------


     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2010 or 2009.

The components of income tax benefit for the years ended December 31 are as follows:




($IN MILLIONS)                        2010      2009      2008
                                     ======    ======    ======
Current                              $(199)    $(426)    $(640)
                                     ------    ------    ------
Deferred (including $208 million
tax benefit of operating loss
carryforward in 2008)                  161       314      (306)
Total income tax benefit             $ (38)    $(112)    $(946)
                                     ------    ------    ------


     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance. The Company received refunds of $629 million, $515 million and $118 million in 2010, 2009 and 2008, respectively. The Company had a current income tax receivable of $10 million and $440 million as of December 31, 2010 and 2009, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                              2010         2009         2008
Statutory federal income tax rate - benefit  (35.0)    %  (35.0)    %  (35.0)  %
                                             ------       ------       ------
Dividends received deduction                 (16.8)        (1.6)        (0.5)
Tax credits                                   (2.8)        (0.4)        (0.2)
State income taxes                            (2.7)        (0.2)        (0.1)
Other                                         (0.3)        (0.6)        (0.1)
Valuation allowance                             --         20.8           --
    Effective income tax rate - benefit      (57.6)    %  (17.0)    %  (35.9)  %
                                             ------       ------       ------



13.     CAPITAL  STRUCTURE

DEBT  OUTSTANDING

All of the Company's outstanding debt as of December 31, 2010 and 2009 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $16 million, $14 million and $13 million of interest on debt in 2010, 2009 and 2008, respectively.

14.     STATUTORY  FINANCIAL  INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

Statutory net loss of ALIC and its insurance subsidiaries for 2010, 2009 and 2008 was $(456) million, $(929) million and $(1.98) billion, respectively. Statutory capital and surplus was $3.34 billion and $3.47 billion as of December 31, 2010 and 2009, respectively.

There  were  no  permitted  practices  utilized as of December 31, 2010 or 2009.

DIVIDENDS

The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2010. During 2011, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2010, ALIC's unassigned funds reflected a deficit position of $613 million.

       Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.     BENEFIT  PLANS

PENSION  AND  OTHER  POSTRETIREMENT  PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The allocated cost to the Company for the pension plans was $32 million, $14 million and $16 million in 2010, 2009 and 2008, respectively. The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation no longer offers medical benefits for Medicare-eligible retirees but instead provides a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $1 million, $2 million and $4 million for postretirement benefits other than pension plans in 2010, 2009 and 2008, respectively. AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE  401(K)  SAVINGS  PLAN

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the Allstate Plan was $4 million, $8 million and $6 million in 2010, 2009 and 2008, respectively.

16.     OTHER  COMPREHENSIVE  INCOME

The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($in millions)                                2010      2009        2008
                                             ======    ======    ========
                                            Pre-                 After-      Pre-                   After-      Pre-
                                            =======    ======    --------    -------    --------    --------    --------    ------
                                            tax        Tax       tax         tax        Tax         tax         tax         Tax
                                            -------    ------    --------    -------    --------    --------    --------    ------
UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $1,625     $(569)    $ 1,056     $2,570     $  (896)    $ 1,674     $(5,525)    $1,925
                                            -------    ------    --------    -------    --------    --------    --------    ------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                             (349)      122        (227)      (346)        121        (225)     (2,072)       725
UNREALIZED NET CAPITAL GAINS AND LOSSES      1,974      (691)      1,283      2,916      (1,017)      1,899      (3,453)     1,200
                                            -------    ------    --------    -------    --------    --------    --------    ------
OTHER COMPREHENSIVE INCOME (LOSS)           $1,974     $(691)    $ 1,283     $2,916     $(1,017)    $ 1,899     $(3,453)    $1,200

($in millions)

                                            After-
                                            --------
                                            tax

UNREALIZED NET
 HOLDING GAINS
 (LOSSES) ARISING
 DURING THE PERIOD,
 NET OF RELATED
OFFSETS                                     $(3,600)
                                            --------
LESS: RECLASSIFICATION
 ADJUSTMENT OF
REALIZED CAPITAL
 GAINS AND LOSSES                            (1,347)
UNREALIZED NET CAPITAL GAINS AND LOSSES      (2,253)
                                            --------
OTHER COMPREHENSIVE INCOME (LOSS)           $(2,253)



17.     QUARTERLY  RESULTS  (UNAUDITED)



                           First                     Second               Third               Fourth
($in millions)            Quarter                    Quarter              Quarter             Quarter
                   =====================    =====================    ===============       ==============
                      2010         2009         2010         2009      2010     2009       2010     2009
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
REVENUES          $    945     $  1,139     $    750     $  1,254    $1,046    $ 865     $1,089    $ 829
                  ---------    ---------    ---------    --------    ------    ------    ------    -----
NET (LOSS)
INCOME                 (18)        (336)        (127)          --        60      (57)        57    (154)

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99)(a) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. (Incorporated herein by reference to Post-Effective Amendment No.8 to Registrant's Form N-4 (File Nos. 333-102295 and 811-09327) filed on April 14, 2010)

(99)(b) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P. Lacher, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and 811-09327) filed on August 3, 2010.

(99)(c) Powers of attorney for Anurag Chandra and Steven E. Shebik. Filed herewith.

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Michael B. Boyle                        Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director

Matthew S. Easley                       Director and Senior Vice President

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Mark R. LaNeve                          Director

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director, President and Chief
                                        Executive Officer

Robert K. Becker                        Director and Senior Vice President

Mark A. Green                           Senior Vice President

Joseph P. Lacher Jr.                    Director

Thomas W. Evans                         Senior Vice President and Chief
                                        Marketing Officer

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Darryl L. Baltimore                     Vice President

James R. Baumstark                      Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randy DeCoursey                         Vice President

Sarah R. Donahue                        Vice President

Michael Downing                         Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Michael H. Haney                        Vice President

Keith A. Hauschildt                     Vice President and Chief Compliance
                                        Officer

Atif (A.J.) Ijaz                        Vice President

J. Wayne Kullman                        Vice President

Mary Springberg                         Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Richard Zaharias                        Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 24, 2011 (File No. 001-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of February 28, 2011 there were 21,819 contracts.

(b)Variable Annuity 3.

As of February 28, 2011 there were 10,931 contracts.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. Incorporated, is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley & Co. below.

(b) The directors and officers of Morgan Stanley & Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Ruth Porat                             Director, Chairman, President, &
                                        Chief Executive Officer
 Charles Chasin                         Director
 Colm Kelleher                          Director
 Richard Ostrander                      Director
 Paul Taubman                           Director
 Fred J. Gonfiantini                    Chief Financial Officer
 Graeme McEvoy                          Chief Operations Officer
 John H. Faulkner                       General Counsel and Secretary
 David K. Wong                          Treasurer
 Jill W. Ostergaard                     Chief Compliance Officer
 Joseph D'Auria                         Controller

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(c)Compensation of Morgan Stanley & Co. Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2010.

                                 (2)
    (1)                    Net Underwriting      (3)          (4)
Name of Principal           Discounts and   Compensation   Brokerage      (5)
Underwriter                  Commissions    on Redemption Commissions Compensation
-----------------          ---------------- ------------- ----------- ------------
Morgan Stanley & Co. Inc..       N/A             N/A      $13,315,895     N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2011.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2011.


*/MATTHEW E. WINTER      Director, President and Chief Executive Officer
------------------------ (Principal Executive Officer)
Matthew E. Winter

*/JOHN C. PINTOZZI       Director, Senior Vice President and Chief Financial
------------------------ Officer
John C. Pintozzi         (Principal Financial Officer)

*/THOMAS J. WILSON       Director and Chairman of the Board
------------------------
Thomas J. Wilson

*/ROBERT K. BECKER       Director and Senior Vice President
------------------------
Robert K. Becker

*/DAVID A. BIRD          Director and Senior Vice President
------------------------
David A. Bird

*/MICHAEL B. BOYLE       Director and Senior Vice President
------------------------
Michael B. Boyle

*/ANURAG CHANDRA         Director and Executive Vice President
------------------------
Anurag Chandra

*/DON CIVGIN             Director
------------------------
Don Civgin

*/MATTHEW S. EASLEY      Director and Senior Vice President
------------------------
Matthew S. Easley

*/JUDITH P. GREFFIN      Director, Executive Vice President and Chief
------------------------ Investment Officer
Judith P. Greffin

*/JOSEPH P. LACHER, JR.  Director
------------------------
Joseph P. Lacher, Jr.

*/MARK R. LANEVE         Director
------------------------
Mark R. LaNeve

/s/ SUSAN L. LEES        Director, Senior Vice President, General Counsel and
------------------------ Secretary
Susan L. Lees

*/SAMUEL H. PILCH        Director, Senior Group Vice President and Controller
------------------------ (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK       Director
------------------------
Steven E. Shebik

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- ------------------------------------------------------------------

  10        Consent of Independent Registered Public Accounting Firm

  (99)(c)   Powers of Attorney for Anurag Chandra and Steven E. Shebik